Portfolio of Investments December 31, 2025
All-American
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 101.7%
27,604,500 EXCHANGE-TRADED FUNDS - 0.8% 27,604,500
1,100,000 Nuveen Municipal Income ETF $ 27,604,500
TOTAL EXCHANGE-TRADED FUNDS
(Cost $27,729,750) 27,604,500
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
3590839931 MUNICIPAL BONDS - 100.9% 3590839931
ALABAMA - 3.6%
$ 1,400,000 Alabama State University, General Tuition and Fee Revenue
Bonds, Series 2025
5 .500% 09/01/45 1,519,949
1,540,000 Alabama State University, General Tuition and Fee Revenue
Bonds, Series 2025
5 .750 09/01/50 1,676,219
1,790,000 (a),(b) Baldwin County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, Novelis Corporation
Project, Series 2025B, (AMT), (Mandatory Put 6/01/32)
4 .625 06/01/55 1,798,866
3,500,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special
Tax Bonds, Series 2018A
4 .000 07/01/38 3,520,432
3,500,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special
Tax Bonds, Series 2018A
4 .000 07/01/43 3,332,355
15,000,000 (a) Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Series 2022F, (Mandatory Put 12/01/28)
5 .500 11/01/53 15,749,874
10,000,000 (a) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2023A, (Mandatory Put 10/01/30)
5 .250 01/01/54 10,740,794
24,000,000 (a) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025A, (Mandatory Put 5/01/32)
5 .250 05/01/56 24,785,758
2,000,000 Hoover Industrial Development Board, Alabama,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Proejcet, Series 2019, (AMT)
5 .750 10/01/49 2,016,056
4,220,000 Infirmary Health System Special Care Facilities Financing
Authority of Mobile, Alabama, Revenue Bonds, Infirmary Health
System, Inc., Series 2016A
5 .000 02/01/41 4,223,140
2,075,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .500 10/01/53 2,171,404
9,400,000 Mobile County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC
Project, Series 2024A, (AMT)
5 .000 06/01/54 8,987,844
6,800,000 Mobile County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC
Project, Series 2024B, (AMT)
4 .750 12/01/54 6,249,540
440,000 Mobile Spring Hill College Educational Building Authority,
Alabama, Revenue Bonds, Spring Hill College Project, Series
2015
5 .875 04/15/45 309,270
15,000,000 Southeast Energy Authority, Alabama, A Cooperative District
Energy Supply Revenue Bonds Series 2024A
5 .000 11/01/35 15,939,040
20,000,000 (a) Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 4, Series 2022B-1, (Mandatory Put
8/01/28)
5 .000 05/01/53 20,706,328
5,810,000 UAB Medicine Finance Authority, Alabama, Revenue Bonds,
Series 2019B
4 .000 09/01/48 5,366,411
TOTAL ALABAMA 129,093,280
ARIZONA - 2.2%
1,220,000 (b) Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in
Meridian, Ada County, Idaho, Series 2020
5 .000 06/01/31 1,237,737
2,000,000 (b) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Heritage Academy - Gateway and Laveen
Pojects, Series 2021B
5 .000 07/01/51 1,722,813
19,560,000 (b) Arizona Industrial Development Authority, Arizona, Hotel
Revenue Bonds, Provident Group Falcon Properties LLC,
Project, Senior Series 2022A-1
4 .000 12/01/51 11,931,600

Portfolio of Investments December 31, 2025
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 2,660,000 (a) Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2007, (AMT), (Mandatory Put 6/15/28)
4 .100% 12/01/37 $ 2,680,172
8,515,000 (a) Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2019, (AMT), (Mandatory Put 6/01/29)
4 .000 06/01/49 8,635,964
9,530,000 (a) Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2022-2, (AMT), (Mandatory Put 9/01/27)
5 .000 09/01/52 9,712,596
1,000,000 Maricopa County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, HonorHealth, Series 2019A
5 .000 09/01/35 1,042,245
2,235,000 (a) Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Series 2023A-2, (Mandatory
Put 5/15/28)
5 .000 01/01/53 2,334,798
6,380,000 Phoenix Civic Improvement Corporation, Arizona, Rental Car
Facility Charge Revenue Bonds, Series 2019A
5 .000 07/01/35 6,781,633
6,000,000 Phoenix Civic Improvement Corporation, Arizona, Revenue
Bonds, Civic Plaza Expansion Project, Series 2005B - FGIC
Insured
5 .500 07/01/39 7,380,273
3,500,000 (b) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, American Leadership
Academy Project, Refunding Series 2022. Forward Delivery
4 .000 06/15/41 3,076,908
1,000,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5 .250 12/01/28 1,050,349
13,155,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5 .000 12/01/32 14,331,594
7,000,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5 .000 12/01/37 7,601,001
TOTAL ARIZONA 79,519,683
ARKANSAS - 0.6%
5,045,000 (b) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2022, (AMT)
5 .450 09/01/52 5,050,084
7,370,000 (b) Arkansas Development Finance Authority, Industrial
Development Revenue Bonds, Big River Steel Project, Series
2019, (AMT)
4 .500 09/01/49 7,165,607
5,000,000 (b) Arkansas Development Finance Authority, Industrial
Development Revenue Bonds, Big River Steel Project, Series
2020A, (AMT)
4 .750 09/01/49 4,898,770
5,545,000 Arkansas Development Finance Authority, Revenue Bonds,
Baptist Memorial Health Care, Refunding Series 2020B-1
5 .000 09/01/40 5,660,790
TOTAL ARKANSAS 22,775,251
CALIFORNIA - 17.7%
345,000 Alameda County Fire Department, California, General
Obligation Bonds, Series 2025
5 .000 06/01/43 383,697
410,000 Alameda County Fire Department, California, General
Obligation Bonds, Series 2025
5 .000 06/01/44 452,168
5,270,000 Alameda County Fire Department, California, General
Obligation Bonds, Series 2025
5 .000 06/01/50 5,639,154
950,000 Anaheim Housing and Public Improvements Authority,
California, Revenue Bonds, Electric Utility Distribution System
Refunding Series 2025B
5 .000 10/01/40 1,023,532
4,900,000 Atascadero Unified School District, California, General
Obligation Bonds, 2024 Election, Series 2025A
5 .000 08/01/50 5,208,276
10,050,000 (a) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2023D,
(Mandatory Put 11/01/28)
5 .500 05/01/54 10,615,374
21,445,000 (a) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2023E,
(Mandatory Put 9/01/32)
5 .000 02/01/55 23,021,735

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 22,580,000 (a) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2023G,
(Mandatory Put 4/01/30)
5 .250% 11/01/54 $ 23,994,840
5,000,000 (a) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024B,
(Mandatory Put 12/01/32)
5 .000 01/01/55 5,214,272
10,000,000 (a) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024D,
(Mandatory Put 9/01/32)
5 .000 02/01/55 10,860,881
9,275,000 (a) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024G,
(Mandatory Put 8/01/32)
5 .000 11/01/55 9,655,864
19,500,000 (a) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025D,
(Mandatory Put 7/01/34)
5 .000 10/01/55 20,233,340
2,630,000 (b) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Creekwood, Series 2021A
4 .000 02/01/56 1,751,596
25,260,000 (b) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Serenity at Larkspur Apartments,
Series 2020A
5 .000 02/01/50 19,323,900
5,000,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B
5 .000 11/15/46 5,027,568
9,810,000 California Health Facilities Financing Authority, Revenue Bonds,
Adventist Health System/West, Series 2025A
5 .000 12/01/32 10,898,911
1,335,000 California Health Facilities Financing Authority, Revenue Bonds,
Adventist Health System/West, Series 2025A
5 .000 12/01/35 1,516,607
1,670,000 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A
5 .000 08/15/42 1,629,384
485,000 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Series 2014B
5 .000 10/01/44 485,257
2,120,000 California Infrastructure and Economic Development Bank,
Lease Revenue Bonds, California State Teachers Retirement
System Headquarters Expansion, Green Bond-Climate Bond
Certified Series 2019
5 .000 08/01/44 2,189,152
4,100,000 (a) California Infrastructure and Economic Development Bank,
Revenue Bonds, Brightline West Passenger Rail Project, Green
Series 2025B, (AMT), (Mandatory Put 11/02/26)
12 .000 01/01/65 3,034,000
2,200,000 (b) California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Nova Academy Project, Series 2016A
5 .000 06/15/36 2,191,381
1,000,000 California Municipal Finance Authority, Revenue Bonds, Biola
University, Refunding Series 2017
5 .000 10/01/31 1,028,604
14,185,000 California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A
5 .000 07/01/42 14,237,653
1,000,000 California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A
5 .000 07/01/47 1,000,543
14,000,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5 .000 12/31/37 14,285,346
27,110,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5 .000 12/31/38 27,661,141
1,000,000 California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A
5 .000 11/01/30 1,009,160
1,040,000 California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A
5 .250 11/01/31 1,051,284
10,625,000 California Municipal Finance Authority, Reveue Bonds,
Community Medical Centers, Series 2017A
5 .000 02/01/42 10,702,821
8,835,000 (b) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside
LP Desalination Project, Series 2012, (AMT)
5 .000 07/01/30 8,893,760
14,225,000 (b) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside
LP Desalination Project, Series 2012, (AMT)
5 .000 07/01/37 14,272,049
1,450,000 California Public Finance Authority, Revenue Bonds, Henry
Mayo Newhall Hospital, Series 2017
5 .000 10/15/37 1,458,027

Portfolio of Investments December 31, 2025
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 415,000 (b) California Public Finance Authority, Senior Living Revenue
Bonds, Enso Village, Refunding Green Series 2021A
5 .000% 11/15/46 $ 380,214
810,000 (b) California Public Finance Authority, Senior Living Revenue
Bonds, Enso Village, Refunding Green Series 2021A
5 .000 11/15/51 721,306
10,335,000 California Public Finance Authority, Senior Living Revenue
Bonds, The James, Senior Series 2024A
6 .500 06/01/54 10,123,333
3,355,000 California Public Finance Authority, Senior Living Revenue
Bonds, The James, Senior Series 2024A
6 .375 06/01/59 3,207,072
1,000,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Alliance for College-Ready Public Schools Projects
Series 2024
5 .000 07/01/49 1,017,781
2,000,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Alliance for College-Ready Public Schools Projects
Series 2024
5 .000 07/01/59 2,015,583
525,000 (b) California School Finance Authority, School Facility Revenue
Bonds, Granada Hills Charter High School Obligated Group,
Series 2024A
5 .000 07/01/54 505,208
1,000,000 (b) California School Finance Authority, School Facility Revenue
Bonds, Granada Hills Charter High School Obligated Group,
Series 2024A
5 .000 07/01/64 954,601
2,410,000 California State Public Works Board, Lease Revenue Bonds,
Various Capital Projects, Series 2025C
5 .000 11/01/46 2,604,125
7,205,000 California State Public Works Board, Lease Revenue Bonds,
Various Capital Projects, Series 2025C
5 .000 11/01/47 7,723,843
5,635,000 California State Public Works Board, Lease Revenue Bonds,
Various Capital Projects, Series 2025C
5 .000 11/01/50 5,982,886
3,195,000 California State, General Obligation Bonds, Various Purpose
Refunding Series 2025
5 .000 08/01/45 3,480,748
1,770,000 California State, General Obligation Bonds, Various Purpose
Series 2025
5 .000 08/01/39 2,054,226
4,490,000 California State, General Obligation Bonds, Various Purpose
Series 2025
5 .000 08/01/42 5,037,913
4,105,000 California State, General Obligation Bonds, Various Purpose
Series 2025
5 .000 08/01/43 4,551,207
3,665,000 California State, General Obligation Bonds, Various Purpose
Series 2025
5 .000 08/01/44 4,028,887
2,400,000 California State, General Obligation Bonds, Various Purpose
Series 2025
5 .000 08/01/45 2,614,646
5,000,000 California Statewide Communities Development Authority,
Student Housing Revenue Bonds, University of California, Irvine
East Campus Apartments, Phase IV-A CHF-Irvine, LLC, Series
2017
5 .000 05/15/47 5,018,616
1,750,000 California Statewide Communities Development Authority,
Student Housing Revenue Bonds, University of California, Irvine
East Campus Apartments, Phase IV-A CHF-Irvine, LLC, Series
2017
5 .000 05/15/50 1,754,594
3,800,000 (b) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Center City Anaheim, Series
2020A
5 .000 01/01/54 3,451,336
4,055,000 Fontana Public Facilities Financing Authority, California, Lease
Revenue Bonds, Series 2025A
5 .000 11/01/50 4,301,990
23,265,000 Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate Lien
Series 2018C, (AMT)
5 .000 05/15/44 23,480,055
2,610,000 Los Angeles Department of Water and Power, California, Water
System Revenue Bonds, Series 2025C
5 .000 07/01/43 2,811,297
2,450,000 Los Angeles Department of Water and Power, California, Water
System Revenue Bonds, Series 2025C
5 .000 07/01/45 2,587,796
3,260,000 Los Angeles Department of Water and Power, California, Water
System Revenue Bonds, Series 2025C
5 .000 07/01/49 3,404,509
5,310,000 Los Angeles Municipal Improvement Corporation, California,
Lease Revenue Bonds, Convention Center, Series 2025A
5 .000 05/01/45 5,704,657
6,370,000 Los Angeles Municipal Improvement Corporation, California,
Lease Revenue Bonds, Convention Center, Series 2025A
5 .000 05/01/46 6,788,807

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 24,715,000 Los Angeles Municipal Improvement Corporation, California,
Lease Revenue Bonds, Convention Center, Series 2025A
5 .000% 05/01/47 $ 26,212,106
6,640,000 Los Angeles Municipal Improvement Corporation, California,
Lease Revenue Bonds, Convention Center, Series 2025A
5 .250 05/01/50 7,069,043
5,945,000 Los Angeles Unified School District, Los Angeles County,
California, General Obligation Bonds, Series 2024QRR
5 .250 07/01/49 6,439,612
2,290,000 Modesto, California, Wastewater Revenue Bonds, Series 2025 5 .000 11/01/50 2,446,585
2,800,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009A
7 .000 11/01/34 3,414,322
2,500,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009A
6 .500 11/01/39 3,077,763
4,460,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009B
7 .000 11/01/34 5,438,527
1,500,000 Newman-Crows Landing Unified School District, Stanislaus
County, California, General Obligation Bonds, 2024 Election
Measure S, Series 2025A
5 .000 08/01/50 1,585,061
2,250,000 Newman-Crows Landing Unified School District, Stanislaus
County, California, General Obligation Bonds, 2024 Election
Measure T, Series 2025A
5 .000 08/01/50 2,377,592
3,740,000 Oakland, California, General Obligation Bonds, Measure U
Series 2025B-1
5 .000 07/15/50 3,917,533
1,950,000 Oakland, California, General Obligation Bonds, Refunding
Series 2025
5 .000 07/15/38 2,252,753
400,000 Oakland, California, General Obligation Bonds, Refunding
Series 2025
5 .000 07/15/39 457,022
10,930,000 Pasadena Unified School District, Los Angeles County,
California, General Obligation Bonds, 2020 Election Series
2025D
5 .250 08/01/50 11,894,362
5,000,000 Peralta Community College District, Alameda County,
California, General Obligation, Election of 2018 , Series
2025C-1
5 .000 08/01/50 5,330,827
21,280,000 Peralta Community College District, Alameda County,
California, General Obligation, Election of 2018 , Series
2025C-1
5 .000 08/01/54 22,616,444
5,500,000 Poway Unified School District, San Diego County, California,
General Obligation Bonds, School Facilities Improvement
District 2007-1, Series 2011A
0 .000 08/01/41 3,044,532
400,000 Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0 .000 08/01/39 233,811
750,000 Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0 .000 08/01/40 412,719
1,000,000 Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0 .000 08/01/43 452,140
1,000,000 Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0 .000 08/01/44 423,997
1,250,000 Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0 .000 08/01/45 498,169
3,400,000 Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0 .000 08/01/48 1,139,105
3,275,000 Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0 .000 08/01/50 980,363
15,000,000 Rialto Unified School District, San Bernardino County,
California, General Obligation Bonds, 2010 Election Series
2011A - AGM Insured
7 .350 08/01/41 19,111,623
14,085,000 Sacramento City Unified School District, Sacramento County,
California, General Obligation Bonds, Election of 2020
Measure H Series 2025C
5 .000 08/01/50 14,815,814
21,750,000 Sacramento City Unified School District, Sacramento County,
California, General Obligation Bonds, Election of 2024
Measure D Series 2025A
5 .000 08/01/50 22,878,520
635,000 Sacramento, California, Special Tax Bonds, Community
Facilities District 05-1 College Square, Series 2007
5 .900 09/01/37 637,333
8,000,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2017A, (AMT)
5 .000 07/01/42 8,065,333

Portfolio of Investments December 31, 2025
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 3,020,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2017A, (AMT)
5 .000% 07/01/47 $ 3,023,364
11,715,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2016B,
(AMT)
5 .000 05/01/46 11,719,527
5,000,000 San Francisco City and County Public Utilities Commission,
California, Wastewater Revenue Bonds, Series 2013B
4 .000 10/01/42 4,915,703
4,500,000 San Francisco City and County, California, Multifamily Housing
Revenue Bonds, Sunnydale Hope SF Block 9, Series 2025B-1
5 .000 02/01/46 4,678,825
4,735,000 (a) San Francisco City and County, California, Multifamily Housing
Revenue Bonds, Sunnydale Hope SF Block 9, Series 2025B-2,
(Mandatory Put 8/01/28)
3 .350 08/01/29 4,787,820
2,100,000 San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding Junior
Lien Series 2014B
5 .250 01/15/44 2,100,932
1,000,000 San Ysidro School District, San Diego County, California,
General Obligation Bonds, 2020 Election Measure T, Series
2025C - BAM Insured
5 .000 08/01/47 1,072,764
2,085,000 San Ysidro School District, San Diego County, California,
General Obligation Bonds, 2020 Election Measure U, Series
2025C - BAM Insured
5 .000 08/01/47 2,236,714
3,395,000 San Ysidro School District, San Diego County, California,
General Obligation Bonds, 2020 Election Measure U, Series
2025C - BAM Insured
5 .000 08/01/48 3,630,192
3,300,000 Stockton Unified School District, San Joaquin County,
California, General Obligation Bonds, 2022 Election, Series
2025A - BAM Insured
5 .000 08/01/49 3,524,272
275,000 (b) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
6 .250 09/01/47 281,805
9,075,000 Templeton Unified School District, San Luis Obispo County,
California, General Obligation Bonds, Election 2024 Series
2025A
5 .000 08/01/50 9,616,537
3,945,000 University of California, General Revenue Bonds, Series
2025CD
5 .000 05/15/40 4,510,429
2,480,000 University of California, General Revenue Bonds, Series
2025CD
5 .250 05/15/40 3,033,822
4,070,000 University of California, General Revenue Bonds, Series
2025CD
5 .500 05/15/40 4,831,217
5,000,000 Victor Valley Union High School District, San Bernardino
County, California, General Obligation Bonds, 20008 Election
Series 2009A - AGC Insured
5 .750 08/01/31 5,083,570
2,485,000 Westminster School District, Orange County, California,
General Obligation Bonds, Series 2009-A1 - AGC Insured
0 .000 08/01/26 2,446,026
1,405,000 Westminster School District, Orange County, California,
General Obligation Bonds, Series 2009-A1 - AGC Insured
0 .000 08/01/28 1,308,082
2,920,000 Westminster School District, Orange County, California,
General Obligation Bonds, Series 2009-A1 - AGC Insured
0 .000 08/01/29 2,643,871
TOTAL CALIFORNIA 628,926,996
COLORADO - 4.7%
1,000,000 (b) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5 .500 12/01/44 1,014,502
2,000,000 (b) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5 .750 12/01/54 2,001,478
499,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
4 .000 12/01/29 499,000
2,060,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
5 .000 12/01/39 2,070,070
1,350,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
5 .000 12/01/48 1,332,547

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 575,000 (b) Bella Mesa Metropolitan District, Castle Rock, Colorado,
Limited Tax General Obligation Bonds, Convertible Capital
Appreciation Series 2020A-3
6 .750% 12/01/49 $ 592,166
500,000 Broadway Station Metropolitan District 2, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5 .125 12/01/48 406,098
1,000,000 Canyons Metropolitan District 5, Douglas County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Subordinate Refunding Series 2024B - BAM Insured
6 .500 12/15/54 999,100
9,000,000 (b) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5 .000 12/01/47 8,906,903
1,780,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2025A
5 .250 12/01/50 1,887,546
2,450,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2025A
5 .250 12/01/54 2,591,744
2,065,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Community Leadership Academy
Project, Series 2008
6 .500 07/01/38 2,067,496
3,040,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Community Leadership Academy, Inc.
Second Campus Project, Series 2013
7 .350 08/01/43 3,044,670
6,680,000 (b) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Senior Lien Series
2025A-1
6 .875 02/01/59 7,004,723
1,400,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Christian Living Neighborhoods Project, Refunding Series 2016
5 .000 01/01/37 1,400,497
25,105,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1
4 .000 08/01/44 22,801,682
2,550,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-1
4 .000 08/01/39 2,524,119
1,315,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2025A
5 .125 12/01/45 1,337,694
3,265,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2025A
5 .125 12/01/50 3,255,595
1,385,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2025A
5 .125 12/01/55 1,367,847
1,750,000 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018
5 .875 12/01/46 1,750,678
1,000,000 Copper Ridge Metropolitan District, Colorado Springs,
Colorado, Tax Increment and Sales Tax Supported Revenue
Bonds, Series 2019
5 .000 12/01/39 1,002,901
1,000,000 Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas
County, Colorado, Limited Tax General Obligation Bonds,
Refunding Subordinate Series 2024B
6 .125 12/15/54 973,487
8,117,270 Dawson Trails Metropolitan District 1, Colorado, In The
Town of Castle Rock, Limited Tax General Obligation Capital
Appreciation Turbo Bonds, Series 2024
0 .000 12/01/31 5,212,272
2,955,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/28 2,994,311
5,005,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/33 5,060,856
20,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/29 18,092
395,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/30 346,800
20,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/32 16,431
25,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/33 19,775
9,890,000 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Series 2004A - NPFG Insured
0 .000 09/01/27 9,456,193

Portfolio of Investments December 31, 2025
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,365,000 Foothills Metropolitan District, Fort Collins, Colorado, Special
Revenue Bonds, Series 2014
6 .000% 12/01/38 $ 1,350,876
845,000 Green Valley Ranch East Metropolitan District 6, Adams
County, Colorado, Limited Tax General Obligation Bonds,
Series 2020A-3
5 .875 12/01/50 856,168
2,900,000 (b) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5 .500 12/01/44 2,930,955
2,000,000 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-1
5 .000 12/01/49 1,939,865
1,000,000 Independence Metropolitan District 3, Elbert County,
Colorado, Limited Tax General Obligation Bonds, Special
Revenue Refunding and Improvement Series 2024A
5 .375 12/01/54 1,001,042
1,735,000 Jefferson Center Metropolitan District 1, Arvada, Jefferson
County, Colorado, Special Revenue Bonds, Subordinate Series
2020B
5 .750 12/15/50 1,737,694
20,250,000 (c) Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019
5 .000 12/01/39 18,649,019
4,250,000 (b) Prairie Center Metopolitan District No. 3, In the City of
Brighton, Adams County, Colorado, Limited Property Tax
Supported Primary Improvements Revenue Bonds, Refunding
Series 2017A
5 .000 12/15/41 4,253,590
760,000 Prairie Center Metropolitan District No. 3, Brighton, Colorado,
Special Revenue Bonds, Park and Recreation Improvements
Series 2018
5 .125 12/15/42 751,604
500,000 Prairie Center Metropolitan District No. 3, In the City of
Brighton, Adams County, Colorado, Limited Property Tax
Supported District Improvements Revenue Bonds, Refunding
Series 2024B
5 .875 12/15/46 522,167
2,417,000 Prairie Farm Metropolitan District, In the City of Commerce
City, Adams County, Colorado, Limited Tax Convertible to
Unlimited Tax, General Obligation Bonds, Series 2018A
5 .250 12/01/48 2,399,076
1,415,000 Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008
6 .250 11/15/28 1,494,762
3,080,000 Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008
6 .500 11/15/38 3,722,497
2,380,000 (b) Pueblo Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, EVRAZ Project, Series 2021A
4 .750 12/01/45 2,232,468
3,555,000 (b) Reagan Ranch Metropolitan District 1, Colorado Springs,
Colorado, General Obligation Bonds, Limited Tax & Special
Revenue, Series 2025
6 .125 12/01/54 3,535,269
2,600,000 Redtail Ridge Metropolitan District, City of Louisville, Boulder
County, Colorado, General Obligation Limited Tax Capital
Appreciation Turbo Bonds, Series 2025
0 .000 12/01/32 1,635,300
3,450,000 (b) Ridge at Johnstown Metropolitan District 8, Larimer County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Series 2024
5 .875 12/01/44 3,305,083
500,000 (b) Settler's Crossing Metropolitan District 1, Lakewood, Colorado,
Limited Tax General Obligation Bonds, Series 2020A
5 .000 12/01/40 501,614
1,000,000 (b),(d) St. Vrain Lakes Metropolitan District 4, Weld County, Colorado,
General Obligation Bonds, Firestone Convertible Capital
Appreciation Limited Tax Series 2024A
0 .000 09/20/54 707,500
1,500,000 (b) STC Metropolitan District 2, Superior, Boulder County,
Colorado, Limited Tax General Obligation and Special Revenue
Bonds, Refunding Second Lien Series 2025A-2
6 .250 12/01/55 1,509,963
2,621,000 Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Convertible
to Unlimited Tax Refunding Subordinate Series 2019 - AGM
Insured
3 .250 12/15/50 2,245,531
500,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5 .125 12/01/34 500,186
2,000,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5 .375 12/01/39 2,000,566

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 5,000,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5 .500% 12/01/48 $ 4,788,933
7,740,000 (b) West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2024A-2
8 .000 12/01/54 5,057,763
2,200,000 (b) West Globeville Metropolitan District 1, Denver, Colorado,
Special Assessment Revenue Bonds, Special Improvement
District 1, Series 2024
5 .750 12/01/44 2,188,259
3,000,000 (b) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4 .125 12/01/51 2,269,856
TOTAL COLORADO 168,044,879
CONNECTICUT - 0.5%
2,500,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A
4 .000 07/01/36 2,528,590
5,630,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A
4 .000 07/01/38 5,655,023
5,000,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Trinity Health Credit Group, Series 2016CT
5 .000 12/01/41 5,021,643
2,500,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2020A - BAM
Insured
4 .000 05/01/36 2,597,058
2,550,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2020A - BAM
Insured
4 .000 05/01/39 2,608,123
TOTAL CONNECTICUT 18,410,437
DELAWARE - 0.7%
12,395,000 (a) Delaware Economic Development Authority, Exempt Facility
Revenue Bonds, NRG Energy Project, Refunding Series 2020A,
(Mandatory Put 10/01/35)
4 .000 10/01/45 12,430,885
8,500,000 Delaware Health Facilities Authroity, Revenue Bonds, Beebe
Medical Center Project, Series 2018
5 .000 06/01/43 8,435,982
990,000 (e) Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024B, (UB)
4 .600 07/01/44 1,000,580
1,325,000 (e) Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024B, (UB)
4 .650 07/01/49 1,314,570
TOTAL DELAWARE 23,182,017
DISTRICT OF COLUMBIA - 0.6%
7,180,000 District of Columbia, Washington, D.C., Revenue Bonds, Latin
American Montessori Bilingual Public Charter School, Series
2020
5 .000 06/01/50 6,550,782
1,500,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series
2019B
4 .000 10/01/37 1,513,273
2,890,000 (e) Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series
2019B, (UB)
4 .000 10/01/53 2,502,766
3,745,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien Series 2009B - AGC
Insured
0 .000 10/01/31 3,136,562
8,570,000 Washington Metropolitan Area Transit Authority, Dedicated
Revenue Bonds, Second Lien Green Series 2023A
5 .250 07/15/53 8,942,218
TOTAL DISTRICT OF COLUMBIA 22,645,601
FLORIDA - 7.4%
1,450,000 Atlantic Beach, Florida, Healthcare Facilities Revenue
Refunding Bonds, Fleet Landing Project, Series 2013A
5 .000 11/15/28 1,451,152
610,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Phase 5 Master Improvement
Project, Series 2025
5 .300 05/01/45 610,454
345,000 Boynton Village Community Development District, Florida,
Special Assessment Bonds, Series 2007-A1
5 .750 05/01/37 345,349

Portfolio of Investments December 31, 2025
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 8,605,000 Broward County, Florida, Port Facilities Revenue Bonds, Series
2019A
5 .000% 09/01/44 $ 8,846,991
3,520,000 Broward County, Florida, Port Facilities Revenue Bonds, Series
2019B, (AMT)
4 .000 09/01/38 3,530,176
245,000 (b) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5 .000 12/15/40 239,148
7,910,000 (b) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5 .000 12/15/50 7,048,253
3,470,000 (b) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5 .000 12/15/55 3,034,900
1,500,000 Capital Trust Agency, Florida, Multifamily Housing Revenue
Bonds, The Gardens Apartments Project, Series 2015A
4 .750 07/01/40 1,091,220
1,380,000 Capital Trust Agency, Florida, Multifamily Housing Revenue
Bonds, The Gardens Apartments Project, Series 2015A
5 .000 07/01/50 970,382
565,000 (b) Capital Trust Agency, Florida, Revenue Bonds, Renaissance
Charter School Project, Series 2019A
5 .000 06/15/39 552,779
610,000 (b) Capital Trust Agency, Florida, Revenue Bonds, Renaissance
Charter School Project, Series 2019A
5 .000 06/15/49 548,597
2,290,000 (b) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
5 .125 08/15/39 2,278,951
1,100,000 (b) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
6 .000 08/15/63 1,039,541
7,000,000 Central Florida Expressway Authority, Revenue Bonds, Senior
Lien Series 2019B
5 .000 07/01/49 7,148,242
300,000 Cityplace Community Development District, Florida, Special
Assessement and  Revenue Bonds, Refunding Series 2012
5 .000 05/01/26 301,550
1,255,000 Edgewater West Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area One Series 2024
5 .250 05/01/44 1,245,302
1,500,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2014A
6 .125 06/15/44 1,500,369
315,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2020C
5 .000 09/15/50 274,804
20,050,000 (b) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12 .000 07/15/32 4,646,245
6,100,000 (e) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT),
(UB)
5 .000 07/01/44 5,994,505
8,230,000 (e) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (UB)
5 .250 07/01/53 8,104,292
25,125,000 (a),(b) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025B, (AMT), (Mandatory Put 6/15/26)
10 .000 07/01/57 17,587,500
1,270,000 (b) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024A-1
5 .000 06/01/44 1,230,439
1,650,000 Greater Orlando Aviation Authority, Florida, Special Purpose
Airport Facilities Revenue Bonds, United Airlines, Inc. Project,
Series 2025, (AMT)
5 .250 11/01/34 1,769,864
3,750,000 Greater Orlando Aviation Authority, Florida, Special Purpose
Airport Facilities Revenue Bonds, United Airlines, Inc. Project,
Series 2025, (AMT)
5 .250 11/01/35 4,009,482
1,330,000 Greater Orlando Aviation Authority, Florida, Special Purpose
Airport Facilities Revenue Bonds, United Airlines, Inc. Project,
Series 2025, (AMT)
5 .500 11/01/37 1,436,570
12,020,000 Halifax Hospital Medical Center, Daytona Beach, Florida,
Hospital Revenue Bonds, Series 2024
5 .250 06/01/54 12,347,642

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 26,155,000 Hillsborough County Industrial Development Authority, Florida,
Hospital Revenue Bonds, Florida Health Sciences Center Inc
D/B/A Tampa General Hospital, Series 2020A
4 .000% 08/01/50 $ 22,459,304
1,040,000 Jacksonville, Florida, Health Care Facilities Revenue Bonds,
Brooks Rehabilitation, Series 2020
4 .000 11/01/37 1,041,741
1,085,000 Jacksonville, Florida, Health Care Facilities Revenue Bonds,
Brooks Rehabilitation, Series 2020
4 .000 11/01/38 1,080,785
1,650,000 Jacksonville, Florida, Health Care Facilities Revenue Bonds,
Brooks Rehabilitation, Series 2020
4 .000 11/01/39 1,615,394
2,170,000 Jacksonville, Florida, Health Care Facilities Revenue Bonds,
Brooks Rehabilitation, Series 2020
4 .000 11/01/40 2,113,227
250,000 Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2007A
5 .250 06/15/27 250,114
740,000 (b) Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2012A
5 .500 06/15/32 740,537
1,375,000 (b) Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2012A
5 .750 06/15/42 1,375,031
2,375,000 Miami Beach Redevelopment Agency, Florida, Tax Increment
Revenue Bonds, City Center/Historic Convention Village,
Refunding Series 2025
5 .000 02/01/42 2,537,456
5,025,000 Miami Beach Redevelopment Agency, Florida, Tax Increment
Revenue Bonds, City Center/Historic Convention Village,
Refunding Series 2025
5 .000 02/01/43 5,296,533
2,205,000 Miami Beach Redevelopment Agency, Florida, Tax Increment
Revenue Bonds, City Center/Historic Convention Village,
Refunding Series 2025
5 .000 02/01/44 2,310,476
6,275,000 Miami, Florida, Limited Ad Valorem Tax Bonds, Forever
Infrastructure Programs Series 2024A
5 .500 01/01/49 6,750,075
12,195,000 Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2015A - BAM Insured, (AMT)
5 .000 10/01/38 12,211,939
5,025,000 Miami-Dade County, Florida, Seaport Revenue Bonds,
Refunding Series 2022A, (AMT)
5 .250 10/01/52 5,103,233
2,870,000 Miami-Dade County, Florida, Special Obligation Bonds,
Subordinate Series 2009 - BAM Insured
0 .000 10/01/37 1,886,613
10,000,000 Miami-Dade County, Florida, Transit System Sales Surtax
Revenue Bonds, Series 2022
5 .000 07/01/45 10,427,697
345,000 (b) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
4 .750 05/01/31 350,382
255,000 (b) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
5 .625 05/01/44 258,006
590,000 (b) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
6 .000 05/01/55 596,872
1,950,000 Orlando, Florida, Contract Tourist Development Tax Payments
Revenue Bonds, Camping World Stadium, Series 2025
5 .250 11/01/41 2,141,084
2,400,000 Orlando, Florida, Contract Tourist Development Tax Payments
Revenue Bonds, Camping World Stadium, Series 2025
5 .250 11/01/42 2,605,108
2,460,000 Orlando, Florida, Contract Tourist Development Tax Payments
Revenue Bonds, Camping World Stadium, Series 2025
5 .250 11/01/43 2,642,499
1,935,000 Orlando, Florida, Contract Tourist Development Tax Payments
Revenue Bonds, Camping World Stadium, Series 2025
5 .250 11/01/44 2,060,854
3,000,000 Orlando, Florida, Contract Tourist Development Tax Payments
Revenue Bonds, Camping World Stadium, Series 2025
5 .250 11/01/45 3,171,284
5,095,000 Putnam County Development Authority, Florida, Pollution
Control Revenue Bonds, Seminole Electric Cooperatice, Inc.
Project, Refunding Series 2018B
5 .000 03/15/42 5,176,926
5,000,000 Sarasota County Public Hospital District, Florida, Hospital
Revenue Bonds, Sarasota Memorial Hospital Project, Series
2018
5 .000 07/01/41 5,117,704
1,685,000 School Board of Lee County, Florida, Certificates of
Participation, Series 2023A
5 .000 08/01/38 1,868,565

Portfolio of Investments December 31, 2025
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 4,500,000 Seminole County Industrial Development Authority, Florida,
Retirement Facility Revenue Bonds, Legacy Pointe At UCF
Project, Series 2019A
5 .250% 11/15/39 $ 4,476,731
1,015,000 Seminole County Industrial Development Authority, Florida,
Retirement Facility Revenue Bonds, Legacy Pointe At UCF
Project, Series 2019A
5 .500 11/15/49 940,048
2,610,000 South Broward Hospital District, Florida, Hospital Revenue
Bonds, South Broward Hospital District Obligated Group,
Refunding Series 2016A
4 .000 05/01/44 2,388,306
4,525,000 South Miami Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Refunding Series 2017
4 .000 08/15/42 4,374,051
18,525,000 South Miami Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Refunding Series 2017
5 .000 08/15/42 18,808,662
2,965,000 South Miami Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Refunding Series 2017 - BAM Insured
5 .000 08/15/42 3,016,753
2,030,000 Southeast Overtown/Park West Community Redevelopment
Agency, Florida, Tax Increment Revenue Bonds, Series 2025A
5 .000 03/01/37 2,248,918
1,200,000 Southeast Overtown/Park West Community Redevelopment
Agency, Florida, Tax Increment Revenue Bonds, Series 2025A
5 .000 03/01/39 1,316,230
2,215,000 Southeast Overtown/Park West Community Redevelopment
Agency, Florida, Tax Increment Revenue Bonds, Series 2025A
5 .000 03/01/40 2,403,387
1,000,000 Southeast Overtown/Park West Community Redevelopment
Agency, Florida, Tax Increment Revenue Bonds, Series 2025A
5 .250 03/01/41 1,097,310
2,250,000 Southeast Overtown/Park West Community Redevelopment
Agency, Florida, Tax Increment Revenue Bonds, Series 2025A
5 .250 03/01/42 2,445,856
2,640,000 (b) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022A - AGM Insured
4 .000 05/01/40 2,637,921
13,000,000 Volusia County Educational Facilities Authority, Florida,
Revenue Bonds, Stetson University Inc. Project, Series 2015
5 .000 06/01/40 13,002,053
TOTAL FLORIDA 261,530,364
GEORGIA - 1.3%
3,785,000 Atlanta Development Authority, Georgia, Economic
Development Certificates, Gulch Enterprise Zone Project,
Convertible Capital Appreciation Series 2024A-1 Class A
6 .500 12/15/48 3,401,357
1,650,000 (b) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-2
5 .500 04/01/39 1,701,595
2,500,000 (c) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
6 .750 01/01/35 1,425,000
1,000,000 (c) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
7 .000 01/01/40 570,000
4,835,000 Fayette County Development Authority, Georgia, Revenue
Bonds, United States Soccer Federation, Inc. Project Series
2024
5 .250 10/01/49 5,015,390
5,500,000 Griffin-Spalding County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System Inc., Series
2017A
4 .000 04/01/42 5,299,235
1,000,000 Main Street Natural Gas Inc., Georgia, Gas Project Revenue
Bonds, Series 2007A
5 .500 09/15/28 1,056,049
17,600,000 (a),(b) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4 .000 08/01/52 17,584,871
4,500,000 Savannah Hospital Authority, Georgia, Revenue Bonds, Saint
Joseph's/Candler Health System, Inc., Anticipation Certificate
Series 2019A
4 .000 07/01/39 4,458,201
615,000 Savannah-Georgia Convention Center Authority, Convention
Center Hotel First Tier Revenue Bonds, Series 2025A
5 .250 06/01/40 661,733
2,735,000 (b) Savannah-Georgia Convention Center Authority, Convention
Center Hotel Second Tier Revenue Bonds, Series 2025B
6 .000 06/01/50 2,715,181

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GEORGIA (continued)
$ 1,000,000 (b) Savannah-Georgia Convention Center Authority, Convention
Center Hotel Second Tier Revenue Bonds, Series 2025B
6 .250% 06/01/61 $ 1,002,270
TOTAL GEORGIA 44,890,882
GUAM - 0.2%
1,250,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .250 01/01/37 1,385,232
1,000,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .250 01/01/39 1,096,522
750,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .250 01/01/40 814,517
1,055,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2025A
5 .250 07/01/41 1,141,016
1,000,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2025A
5 .500 07/01/45 1,066,645
TOTAL GUAM 5,503,932
HAWAII - 0.0%
1,400,000 (b) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University Project, Refunding
Series 2024
5 .000 07/01/34 1,432,488
TOTAL HAWAII 1,432,488
IDAHO - 0.4%
425,000 (b) Eagle Avimor Community Infrastructure District 1, Ada, Boise,
and Gem Counties, Idaho, Special Assessment Revenue Bonds,
Assessment Area 5 Series 2024
5 .875 09/01/53 432,955
1,000,000 (b) Eagle Avimor Community Infrastructure District 1, Ada, Boise,
and Gem Counties, Idaho, Special Assessment Revenue Bonds,
Assessment Area 6 Series 2024B
5 .500 09/01/53 995,212
1,485,000 (b) Idaho Falls Auditorium District, Idaho, Certifications of
Participation,  Annual Appropriation Series 2021
5 .250 05/15/51 1,410,460
4,200,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2018A
5 .000 03/01/36 4,419,136
1,290,000 Idaho Housing and Finance Association, Grant and Revenue
Anticipation Bonds, Federal Highway Trust Funds, Series 2021A
4 .000 07/15/38 1,312,327
2,000,000 (b) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Idaho Arts Charter School, Inc. Project,
Refunding Series 2016A
5 .000 12/01/38 2,004,743
2,500,000 (b) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, The College of Idaho Project, Series 2023
5 .625 11/01/43 2,545,672
2,590,000 (e) Idaho Housing and Finance Association, Single Family
Mortgage Revenue Bonds, Series 2024A, (UB)
4 .650 01/01/54 2,587,270
TOTAL IDAHO 15,707,775
ILLINOIS - 9.4%
57,800,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016
6 .000 04/01/46 58,476,318
2,125,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2023
5 .250 04/01/35 2,332,081
1,600,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2023
5 .000 04/01/38 1,690,953
1,250,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A
5 .000 12/01/45 1,280,992
2,220,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A
4 .000 12/01/50 1,988,898
7,215,000 (e) Chicago, Illinois, General Obligation Bonds, Project &
Refunding Series 2017A, (UB)
6 .000 01/01/38 7,327,704
2,175,000 (e) Chicago, Illinois, General Obligation Bonds, Refunding Series
2016C, (UB)
5 .000 01/01/38 1,930,588
6,000,000 (e) Chicago, Illinois, General Obligation Bonds, Refunding Series
2020A, (UB)
5 .000 01/01/30 6,271,261
3,210,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5 .000 01/01/31 3,492,746
1,310,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5 .000 01/01/33 1,453,608

Portfolio of Investments December 31, 2025
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 450,000 Chicago, Illinois, Water Revenue Bonds, Refunding Second
Lien Series 2023B - AGM Insured
5 .000% 11/01/37 $ 489,309
5,000,000 Illinois Finance Authority Revenue Bonds, OSF Healthcare
System, Series 2018A - BAM Insured
4 .125 05/15/47 4,778,286
5,000 Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C
4 .000 02/15/41 4,903
700,000 Illinois Finance Authority, Revenue Bonds, Dominican
University, Refunding Series 2022
5 .000 03/01/42 673,651
220,000 (b) Illinois Finance Authority, Revenue Bonds, Goodman Theatre
Project, Refunding Series 2025A
5 .125 10/01/35 227,212
855,000 (b) Illinois Finance Authority, Revenue Bonds, Goodman Theatre
Project, Refunding Series 2025A
6 .000 10/01/45 868,663
760,000 (b) Illinois Finance Authority, Revenue Bonds, Goodman Theatre
Project, Refunding Series 2025A
6 .125 10/01/50 769,642
10,810,000 Illinois Finance Authority, Revenue Bonds, Mercy Health
Corporation, Series 2016
5 .000 12/01/40 10,912,404
12,295,000 Illinois Finance Authority, Revenue Bonds, Northshore -
Edward-Elmhurst Health Credit Group, Series 2022A
5 .000 08/15/47 12,437,575
10,715,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2015A
5 .000 11/15/45 10,715,055
1,965,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2025A
5 .000 08/15/40 2,145,437
1,720,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2025A
5 .000 08/15/41 1,852,706
14,715,000 Illinois Finance Authority, Revenue Bonds, The University of
Chicago Medical Center, Series 2016B
4 .000 08/15/41 14,023,916
8,725,000 Illinois Finance Authority, Revenue Bonds, The University of
Chicago, Series 2018A
5 .000 10/01/48 8,787,935
450,000 Illinois Finance Authority, Revenue Bonds, University of
Chicago, Series 2024A
5 .250 04/01/49 473,817
7,335,000 Illinois Sports Facility Authority, State Tax Supported Bonds,
Refunding Series 2014 - AGM Insured
5 .250 06/15/31 7,452,411
10,105,000 Illinois State, General Obligation Bonds, December Series
2023C
5 .000 12/01/47 10,300,875
4,725,000 Illinois State, General Obligation Bonds, December Series
2023C
5 .000 12/01/48 4,806,522
3,725,000 Illinois State, General Obligation Bonds, June Series 2016 4 .000 06/01/36 3,725,720
10,000,000 Illinois State, General Obligation Bonds, May Series 2020 5 .750 05/01/45 10,553,880
4,000,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/43 4,250,837
2,000,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/44 2,108,442
1,575,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/45 1,645,994
1,600,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/47 1,658,237
2,760,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/49 2,848,297
11,625,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/27 12,083,265
3,000,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/28 3,112,440
2,000,000 Illinois State, General Obligation Bonds, Refunding September
Series 2018A
5 .000 10/01/28 2,113,892
27,690,000 Illinois State, General Obligation Bonds, September Series
2025D
5 .000 09/01/37 30,487,097
6,570,000 Illinois State, General Obligation Bonds, September Series
2025D
5 .000 09/01/39 7,118,625
10,000,000 Illinois State, General Obligation Bonds, September Series
2025E
5 .000 09/01/44 10,365,307
6,010,000 Illinois State, General Obligation Bonds, September Series
2025E
5 .000 09/01/45 6,201,368
14,185,000 Illinois State, General Obligation Bonds, September Series
2025F
5 .250 09/01/46 14,794,292
13,140,000 Illinois State, General Obligation Bonds, September Series
2025F
5 .250 09/01/48 13,622,995
1,500,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2022A
4 .000 12/15/42 1,432,243

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 10,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
AGM Insured
0 .000% 12/15/35 $ 7,055,674
23,065,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 06/15/37 14,852,806
1,838,000 Plano, Illinois, Special Tax Bonds, Special Service Area 1 &
2 Lakewood Springs Project, Refunding Series 2014 - AGM
Insured
5 .000 03/01/34 1,839,917
3,045,000 Regional Transportation Authority, Cook, DuPage, Kane, Lake,
McHenry and Will Counties, Illinois, General Obligation Bonds,
Series 2001A - FGIC Insured
6 .000 07/01/27 3,137,983
TOTAL ILLINOIS 332,974,779
INDIANA - 1.8%
2,000,000 (b) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for
Educational Excellence Project, Refunding Series 2020A
5 .875 06/01/55 1,784,147
3,150,000 IIndiana Finance Authority, Hospital Revenue Bonds, Parkview
Health, Series 2018A
5 .000 11/01/43 3,219,530
825,000 (b) Indiana Finance Authority, Educational Facilities Revenue
Bonds, Circle City Preparatory Inc. Project, Series 2021A
5 .000 12/01/40 778,009
5,000,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Rose Hulman Institute Of Technology Project, Series
2018
4 .000 06/01/44 4,783,777
1,640,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Valparaiso University Project, Series 2014
5 .000 10/01/39 1,594,071
2,745,000 (b) Indiana Finance Authority, Educational Facilities Revenue
Bonds, Victory College Prep Project, Series 2021A
4 .500 12/01/55 2,145,429
800,000 Indiana Finance Authority, Revenue Bonds, First Lien Thermal
Energy System Utility, Citizens Energy Group Project, Series
2025A
5 .000 10/01/32 900,810
780,000 Indiana Finance Authority, Revenue Bonds, First Lien Thermal
Energy System Utility, Citizens Energy Group Project, Series
2025A
5 .000 10/01/33 885,386
800,000 Indiana Finance Authority, Revenue Bonds, First Lien Thermal
Energy System Utility, Citizens Energy Group Project, Series
2025A
5 .000 10/01/34 913,912
10,325,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, First Lien Green Series 2016A
5 .000 10/01/41 10,404,229
4,880,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, First Lien Green Series 2016A
5 .000 10/01/46 4,895,989
3,385,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
5 .750 03/01/43 3,589,385
8,495,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6 .000 03/01/53 8,861,191
1,815,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6 .125 03/01/57 1,904,589
3,080,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Subordinate Series
2023F-1 - BAM Insured
5 .000 03/01/53 3,158,669
3,225,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Subordinate Series
2023F-1 - BAM Insured
5 .000 03/01/58 3,297,474
3,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Subordinate Series
2023F-1 - BAM Insured
5 .250 03/01/67 3,107,149
8,435,000 (a) Whiting, Indiana, Environmental Facilities Revenue Bonds,
BP Products North America Inc. Project, Series 2015, (AMT),
(Mandatory Put 6/10/31)
4 .400 11/01/45 8,855,889
TOTAL INDIANA 65,079,635

Portfolio of Investments December 31, 2025
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IOWA - 1.0%
$ 2,000,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Alcoa Inc. Project, Series 2012
4 .750% 08/01/42 $ 2,000,050
25,575,000 (a),(f) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32), (Mandatory Put
12/01/42)
5 .000 12/01/50 29,435,329
200,000 Iowa Finance Authority, Revenue Bonds, Lifespace
Communities, Inc., Series 2024A
5 .000 05/15/39 203,879
245,000 Iowa Finance Authority, Revenue Bonds, Lifespace
Communities, Inc., Series 2024A
5 .000 05/15/44 236,961
1,500,000 Iowa Finance Authority, Revenue Bonds, Lifespace
Communities, Inc., Series 2024A
5 .000 05/15/49 1,396,775
2,600,000 Iowa Finance Authority, Revenue Bonds, Lifespace
Communities, Inc., Series 2024A
5 .125 05/15/59 2,408,010
TOTAL IOWA 35,681,004
KANSAS - 0.1%
1,500,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5 .000 12/01/36 1,455,981
1,320,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5 .000 12/01/41 1,200,677
1,250,000 Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2024VIII
5 .750 05/15/45 1,221,006
TOTAL KANSAS 3,877,664
KENTUCKY - 1.6%
6,675,000 Carroll County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project, Refunding Series
2006B, (AMT)
2 .125 10/01/34 5,733,613
2,545,000 Kentucky Bond Development Corporation, Transient Room Tax
Revenue Bonds, Lexington Center Corporation Project, Series
2018A
5 .000 09/01/43 2,583,865
2,600,000 Kentucky Bond Development Corporation, Transient Room Tax
Revenue Bonds, Lexington Center Corporation Project, Series
2018A
5 .000 09/01/48 2,608,217
6,565,000 Kentucky Economic Development Finance Authority, Louisville
Arena Project Revenue Bonds, Louisville Arena Authority, Inc.,
Series 2017A - AGM Insured
5 .000 12/01/45 6,630,936
8,500,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, CommonSpirit Health, Series 2019A-2
5 .000 08/01/44 8,613,012
1,275,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5 .000 07/01/26 1,276,665
2,100,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5 .000 07/01/33 2,102,602
5,655,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5 .000 07/01/37 5,660,385
6,455,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 133, Series 2025A
5 .000 09/01/44 6,905,818
3,100,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 133, Series 2025A
5 .000 09/01/45 3,296,859
3,885,000 Louisville/Jefferson County Metro Government, Kentucky,
Health System Revenue Bonds, Norton Healthcare Inc, Series
2016A
5 .000 10/01/30 3,940,623
1,850,000 Louisville/Jefferson County Metro Government, Kentucky,
Health System Revenue Bonds, Norton Healthcare Inc, Series
2016A
5 .000 10/01/31 1,875,658
5,415,000 Louisville/Jefferson County Metro Government, Kentucky,
Health System Revenue Bonds, Norton Healthcare, Inc., Series
2020A - BAM Insured
3 .000 10/01/43 4,436,837
TOTAL KENTUCKY 55,665,090

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA - 0.7%
$ 1,600,000 (b) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lake Charles Charter Academy Foundation Project, Refunding
Series 2024A
5 .000% 12/15/34 $ 1,643,601
3,700,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5 .500 09/01/59 3,738,596
10,315,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5 .750 09/01/64 10,635,591
7,010,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5 .000 09/01/66 6,619,029
1,100,000 (b) Plaquemines Port, Louisiana, Harbor and Terminal District
Facilities Revenue Bonds NOLA Terminal LLC Project Dock and
Wharf Series 2024A
9 .000 12/01/44 946,242
500,000 (b) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010
6 .350 07/01/40 546,202
1,650,000 (a) Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017A-3,
(Mandatory Put 7/01/26)
2 .200 06/01/37 1,644,905
TOTAL LOUISIANA 25,774,166
MAINE - 0.3%
4,690,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
5 .000 07/01/46 4,365,570
4,970,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, MaineHealth Issue, Series 2020A
4 .000 07/01/45 4,680,546
1,420,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2021C
2 .300 11/15/46 986,663
TOTAL MAINE 10,032,779
MARYLAND - 1.1%
10,000,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/39 10,058,127
665,000 (b) Frederick County, Maryland, Tax Increment and Special Tax
Limited Obligation Bonds, Jefferson Technology Park Project,
Refunding Series 2020B
4 .625 07/01/43 651,860
17,255,000 Maryland Health and HIgher Educational Facilities
Authority,  Revenue Bonds, University of Maryland Medical
Systems, Series 2025A
5 .250 07/01/52 18,047,208
8,500,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, MedStar Health Issue, Series 2015
5 .000 08/15/42 8,503,339
TOTAL MARYLAND 37,260,534
MASSACHUSETTS - 1.6%
3,613,640 (b),(c) Massachusetts Development Finance Agency, Health Care
Facility Revenue Bonds, Adventcare Project, Series 2007A
6 .750 10/15/37 36
1,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Green Bonds, Series 2015D
5 .000 07/01/44 985,050
1,200,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2016E
5 .000 07/01/35 1,205,981
5,590,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2016E
5 .000 07/01/37 5,611,085
3,500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2023G
5 .250 07/01/48 3,550,202
1,500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2023G
5 .250 07/01/52 1,498,571
4,425,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center, Green Series 2017F
4 .000 07/01/47 3,861,016
5,285,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/37 5,505,780
5,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/38 5,199,364
5,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/43 5,119,132

Portfolio of Investments December 31, 2025
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MASSACHUSETTS (continued)
$ 16,140,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Issue Series 2025N-1
5 .250% 07/01/50 $ 16,632,481
4,785,000 Massachusetts Development Finance Agency, Revenue Bonds,
Wellforce Issue, Series 2019A
5 .000 07/01/39 4,809,393
1,235,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan Series 2025G
5 .000 12/01/45 1,330,679
1,950,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan Series 2025G
5 .000 12/01/50 2,047,063
TOTAL MASSACHUSETTS 57,355,833
MICHIGAN - 1.8%
1,345,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Second Lien Series 2025C
5 .500 07/01/50 1,453,490
3,360,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Second Lien Series 2025C
5 .500 07/01/55 3,608,463
12,240,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Senior Lien Series 2018A
5 .000 07/01/48 12,482,932
3,250,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Senior Lien Series 2023C
5 .250 07/01/53 3,411,811
2,285,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Second Lien Series 2025D
5 .500 07/01/50 2,469,312
2,270,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Second Lien Series 2025D
5 .500 07/01/55 2,437,860
3,105,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Senior Lien Series 2023B
5 .250 07/01/48 3,316,912
2,890,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Senior Lien Series 2025C
5 .250 07/01/50 3,103,027
1,430,000 Michigan Finance Authority, Hospital Revenue Bonds, Henry
Ford Health System, Refunding Series 2016
4 .000 11/15/46 1,269,009
1,260,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5 .000 07/01/38 1,414,532
1,000,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5 .000 07/01/39 1,116,439
1,090,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5 .000 07/01/40 1,207,941
1,800,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5 .000 07/01/43 1,929,583
1,400,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5 .000 07/01/44 1,485,174
2,360,000 Michigan Hospital Finance Authority, Hospital Revenue Bonds,
Corewell Health, Series 2025A
5 .000 08/15/43 2,527,237
2,545,000 Michigan Hospital Finance Authority, Hospital Revenue Bonds,
Corewell Health, Series 2025A
5 .000 08/15/44 2,702,683
1,115,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2024A
4 .100 12/01/39 1,119,363
2,725,000 (e) Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2024A, (UB)
4 .500 12/01/44 2,738,776
1,250,000 Michigan Public Educational Facilities Authority, Limited
Obligation Revenue Bonds,  Chandler Park Academy Project,
Series 2008
6 .500 11/01/35 1,250,960
4,000,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
I-75 Improvement Project, Series 2018, (AMT)
5 .000 12/31/43 4,012,634
2,455,000 Southfield Public Schools, County Of Oakland, State Of
Michigan, General Obligation Bonds, School Building and Site
Series 2025
5 .250 05/01/55 2,586,830
1,550,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2023B -
AGM Insured, (AMT)
5 .000 12/01/33 1,742,093

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 1,690,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2023B -
AGM Insured, (AMT)
5 .500% 12/01/41 $ 1,869,872
1,365,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2023B -
AGM Insured, (AMT)
5 .500 12/01/43 1,482,878
TOTAL MICHIGAN 62,739,811
MINNESOTA - 1.1%
150,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A
5 .000 07/01/36 147,433
270,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A
5 .000 07/01/47 232,921
2,805,000 (b) Dakota County Community Development Agency, Minnesota,
Senior Housing Revenue Bonds, Walker Highview Hills LLC
Project, Refunding Series 2016A
5 .000 08/01/46 2,611,014
3,000,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
4 .250 02/15/48 2,783,221
3,295,000 Forest Lake, Minnesota Charter School Lease Revenue Bonds,
North Lakes Academy, Refunding Series 2021A
5 .000 07/01/41 3,050,093
11,160,000 Forest Lake, Minnesota Charter School Lease Revenue Bonds,
North Lakes Academy, Refunding Series 2021A
5 .000 07/01/56 9,234,552
235,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Nova Classical
Academy, Series 2016A
4 .125 09/01/47 198,908
1,580,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Facility Revenue Bonds, HealthPartners Obligated
Group, Refunding Series 2015A
4 .000 07/01/35 1,580,245
16,825,000 (b) Saint Paul Port Authority, Minnesota, Solid Waste Disposal
Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series
2012-7, (AMT)
4 .500 10/01/37 16,536,330
725,000 (b) Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Math and Science Academy Building Company, Refunding
Series 2025A
5 .250 06/01/45 688,021
1,525,000 (b) Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Math and Science Academy Building Company, Refunding
Series 2025A
5 .500 06/01/63 1,414,549
1,780,000 (b) Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Math and Science Academy, Refunding Series 2025
5 .500 06/01/55 1,671,397
TOTAL MINNESOTA 40,148,684
MISSISSIPPI - 0.3%
4,500,000 Warren County, Mississippi, Certificates of Participation, Lease
Purchase Jail Project Series 2023 - BAM Insured
6 .000 09/01/48 4,909,365
6,200,000 Warren County, Mississippi, Certificates of Participation, Lease
Purchase Jail Project Series 2023 - BAM Insured
6 .000 09/01/53 6,722,865
TOTAL MISSISSIPPI 11,632,230
MISSOURI - 1.4%
3,185,000 Bi-State Development Agency, Missouri, Bi-State MetroLink
District, St Clair County Metrolink Extension Project Bonds,
Refunding Series 2006 - AGM Insured
5 .250 07/01/27 3,305,637
1,650,000 (b) Kansas City Industrial Development Authority, Missouri,
Economic Activity Tax Revenue Bonds, Historic Northeast
Redevelopment Plan Series 2024A-1
5 .000 06/01/54 1,558,953
2,500,000 (b) Missouri Development Finance Board, Tax Increment and
Special District Revenue Bonds, Lakeport Village Project, Series
2025A
6 .750 06/15/55 2,449,401
2,000,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Children's Mercy Hospital, Series 2016
4 .000 05/15/39 2,000,957
15,100,000 Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Plum Point Project, Refunding Series
2015A
4 .000 01/01/35 15,105,702

Portfolio of Investments December 31, 2025
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 5,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2010A - AGC
Insured
0 .000% 07/15/31 $ 4,135,344
7,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2010A - AGC
Insured
0 .000 07/15/32 5,561,210
6,250,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2010A - AGC
Insured
0 .000 07/15/33 4,765,146
7,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2010A - AGC
Insured
0 .000 07/15/34 5,114,438
6,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2010A - AGC
Insured
0 .000 07/15/35 4,185,906
2,000,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2010A - AGC
Insured
0 .000 07/15/36 1,324,016
1,288,000 Saint Louis, Missouri, Tax Increment Financing Revenue Bonds,
Fashion Square Redevelopment Project, Series 2008A
6 .300 08/22/26 270,480
1,259,000 Saint Louis, Missouri, Tax Increment Financing Revenue Notes,
Marquette Building Redevelopment Project, Series 2008-A
6 .500 01/23/28 440,650
TOTAL MISSOURI 50,217,840
MONTANA - 0.1%
1,910,000 Montana Facility Finance Authority, Healthcare Facility Revenue
Bonds, Kalispell Regional Medical Center, Series 2018B
5 .000 07/01/43 1,949,132
TOTAL MONTANA 1,949,132
NEBRASKA - 0.9%
7,500,000 (a) Central Plains Energy Project, Nebraska, Gas Project Revenue
Bonds, Project 5, Series 2022-1, (Mandatory Put 10/01/29)
5 .000 05/01/53 7,827,340
6,500,000 (e) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2024C, (UB)
4 .550 09/01/44 6,557,921
17,500,000 (e) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2024C, (UB)
4 .800 09/01/54 17,505,838
TOTAL NEBRASKA 31,891,099
NEVADA - 0.1%
1,150,000 Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe
Regional Healthcare Project, Series 2017A
5 .000 09/01/47 1,139,700
4,359,392 (b),(c) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
Holdings LLC, Green Series 2019, (AMT)
5 .750 02/15/38 44
2,815,000 (a) Director of Nevada State Department of Business and Industry,
Revenue Bonds, Brightline West Passenger Rail Project, Senior
Subordinated Secured Series 2025B, (AMT), (Mandatory Put
11/02/26)
12 .000 01/01/65 2,083,100
TOTAL NEVADA 3,222,844
NEW HAMPSHIRE - 0.9%
4,368,750 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2023-2 Class A
3 .875 01/20/38 4,223,741
4,340,000 (b) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2018B
4 .625 11/01/42 3,765,053
11,767,000 (b) National Finance Authority, New Hampshire, Special
Revenue Bonds, Bridgeland Water & Utility Districts
418,489,492,493,157 & 159, Series 2025
5 .875 12/15/33 11,713,979
2,500,000 (b) National Finance Authority, New Hampshire, Special Revenue
Bonds, Tamarron Project, Fort Bend County, Texas, Series 2024
5 .250 12/01/35 2,495,968
12,000,000 (b) New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Covenant Health Group Series 2023
4 .000 07/01/37 10,504,564
TOTAL NEW HAMPSHIRE 32,703,305

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY - 2.4%
$ 9,090,000 (f) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2016AAA, (Pre-refunded 12/15/26)
5 .500% 06/15/29 $ 9,351,094
2,255,000 New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series
2000A & 2000B, (AMT)
5 .625 11/15/30 2,258,911
1,000,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Higher Education Capital Improvement Fund Series 2023A
5 .000 09/01/37 1,107,369
1,825,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Higher Education Capital Improvement Fund Series 2023A
5 .000 09/01/39 1,997,978
1,250,000 New Jersey Health Care Facilities Authority, Revenue Bonds,
Atlanticare Health System Obligated Group Issue, Series 2021
- BAM Insured
3 .000 07/01/38 1,183,780
4,110,000 New Jersey Health Care Facilities Authority, Revenue Bonds,
Atlanticare Health System Obligated Group Issue, Series 2021
- BAM Insured
3 .000 07/01/41 3,720,816
25,285,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2025AA
5 .000 06/15/50 26,053,631
14,250,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2025AA
5 .250 06/15/50 15,014,248
4,500,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2015AA
5 .250 06/15/41 4,503,425
3,955,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019AA
5 .250 06/15/43 4,081,317
4,000,000 (f) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB, (Pre-refunded 12/15/28)
5 .000 06/15/50 4,299,593
3,175,000 New Jersey Turnpike Authority, Revenue Bonds, Series 2005A
- AGM Insured
5 .250 01/01/26 3,175,000
9,185,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds,
Series 2025A
5 .250 01/01/50 9,879,239
TOTAL NEW JERSEY 86,626,401
NEW YORK - 7.3%
1,835,000 Babylon Local Development Corporation II, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2023A
6 .400 02/01/43 1,883,885
11,955,000 Battery Park City Authority, New York, Revenue Bonds, Senior
Sustainability Green Series 2025
5 .000 11/01/50 12,565,305
2,710,000 Buffalo and Erie County Industrial Land Development
Corporation, New York, Revenue Bonds, Catholic Health
System, Inc. Project, Series 2015
5 .250 07/01/35 2,684,063
250,000 Buffalo and Erie County Industrial Land Development
Corporation, New York, Revenue Bonds, Charter School for
Applied Technologies, Series 2017A
5 .000 06/01/35 254,469
1,790,000 (b) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5 .250 06/01/40 1,747,307
4,800,000 (b) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5 .500 06/01/55 4,201,458
1,260,000 (b) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5 .000 06/01/40 1,197,657
3,035,000 (b) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5 .000 06/01/55 2,467,857
8,145,000 Dormitory Authority of the State of New York, Revenue Bonds,
Icahn School of Medicine at Mount Sinai, Refunding Series
2015A
5 .000 07/01/40 8,146,092
100,000 (b) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2017
5 .000 12/01/34 100,241
300,000 (b) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2017
5 .000 12/01/36 297,053
550,000 Dormitory Authority of the State of New York, Revenue Bonds,
School Districts Financing Program, Series 2025A
5 .000 10/01/38 626,183
900,000 Dormitory Authority of the State of New York, Revenue Bonds,
School Districts Financing Program, Series 2025A
5 .000 10/01/40 1,002,729

Portfolio of Investments December 31, 2025
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 1,520,000 Dormitory Authority of the State of New York, Revenue Bonds,
White Plains Hospital, Series 2024
5 .250% 10/01/49 $ 1,540,806
8,535,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series
2016B
4 .000 07/01/41 8,171,004
205,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Refunding Series 2020B
4 .760 02/01/27 205,063
1,255,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Refunding Series 2020B
5 .570 02/01/41 1,232,183
1,365,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2017A
6 .240 02/01/47 1,351,690
1,000,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2020A
5 .530 02/01/40 987,687
385,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2021A
4 .050 02/01/31 374,302
885,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2021A
4 .450 02/01/41 770,674
1,560,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2021A
4 .600 02/01/51 1,207,185
11,000,000 (e) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020C-1, (UB)
5 .250 11/15/55 11,228,508
1,600,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024A-1
4 .550 11/01/44 1,607,819
2,350,000 (e) New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024A-1, (UB)
4 .750 11/01/54 2,314,755
3,040,000 (e) New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024B-1-A, (UB)
4 .650 11/01/49 3,022,138
1,585,000 (e) New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024B-1-A, (UB)
4 .750 11/01/54 1,561,229
750,000 (b) New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class
F Series 2024
5 .250 12/15/31 773,862
655,000 New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street,
Taxable Class E Series 2024
4 .375 12/15/31 670,820
3,000,000 (c) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
5 .750 10/01/37 1,920,000
1,000,000 (c) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
5 .875 10/01/46 640,000
1,455,000 New York City, New York, General Obligation Bonds, Fiscal
2024 Series A
5 .000 08/01/41 1,565,843
2,570,000 New York City, New York, General Obligation Bonds, Fiscal
2024 Series A
5 .000 08/01/42 2,746,923
1,250,000 New York City, New York, General Obligation Bonds, Fiscal
2024 Series A
5 .000 08/01/43 1,323,024
3,480,000 New York City, New York, General Obligation Bonds, Fiscal
2024 Series A
5 .000 08/01/45 3,623,870
4,590,000 (e) New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 258, (UB)
4 .450 10/01/44 4,611,307

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 5,505,000 (e) New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 258, (UB)
4 .600% 10/01/49 $ 5,418,995
4,675,000 (e) New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 258, (UB)
4 .650 10/01/54 4,660,619
8,120,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A - AGM Insured, (AMT)
4 .000 07/01/36 8,106,947
25,925,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/41 25,927,214
3,210,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/46 3,209,880
8,045,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .250 01/01/50 8,045,322
2,520,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5 .250 08/01/31 2,610,307
9,275,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5 .375 08/01/36 9,681,289
21,455,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5 .500 06/30/54 21,721,889
3,220,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023,
(AMT)
6 .000 06/30/54 3,329,833
6,585,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023 -
AGM Insured, (AMT)
5 .125 06/30/60 6,615,680
12,640,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023,
(AMT)
5 .375 06/30/60 12,650,760
1,100,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2020C
4 .000 12/01/41 1,074,369
10,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5 .000 01/01/32 10,284,878
14,690,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
5 .000 10/01/35 15,329,662
4,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
5 .000 10/01/40 4,057,037
6,200,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
6 .000 04/01/35 6,835,947
10,965,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
5 .625 04/01/40 11,509,578
5,000,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series
2006
5 .000 06/01/45 4,386,127
1,760,000 Westchester County Local Development Corporation, New
York, Revenue Bonds, Westchester Medical Center Obligated
Group Project, Series 2023
6 .250 11/01/52 1,770,988
TOTAL NEW YORK 257,852,312

Portfolio of Investments December 31, 2025
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH CAROLINA - 0.0%
$ 1,000,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, The Forest at Duke, Inc., Series
2021
4 .000% 09/01/46 $ 853,047
TOTAL NORTH CAROLINA 853,047
NORTH DAKOTA - 0.4%
10,770,000 (e) North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2024A, (UB)
4 .550 07/01/44 10,857,907
4,000,000 North Dakota Housing Finance Agency, Home Mortgage
Program Revenue Bonds, Social Series 2024D
4 .500 07/01/44 4,026,344
TOTAL NORTH DAKOTA 14,884,251
OHIO - 1.1%
5,195,000 Allen County, Ohio, Hospital Facilities Revenue Bonds, Bon
Secours Mercy Health, Inc., Series 2020A
4 .000 12/01/40 5,042,255
15,000,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Capital Appreciation Series 2020B-3 Class 2
0 .000 06/01/57 1,113,178
1,860,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020B-2 Class 2
5 .000 06/01/55 1,507,967
3,770,000 Butler County, Ohio,  Hospital Facilities Revenue Bonds, UC
Health, Series 2016
5 .000 11/15/45 3,770,624
2,240,000 Cuyahoga County, Ohio, Hospital Revenue Bonds, MetroHealth
System, Series 2017
5 .000 02/15/52 2,119,199
2,625,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC
Health, Series 2025A
5 .500 08/01/41 2,831,185
1,500,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC
Health, Series 2025A
5 .500 08/01/42 1,599,982
1,475,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC
Health, Series 2025A
5 .500 08/01/51 1,515,103
3,350,000 Montgomery County, Ohio, Health Care Facilities Revenue
Bonds, Solvita Project Refunding and Improvement Series 2024
5 .250 09/01/54 3,423,033
5,000,000 (b) Ohio Air Quality Development Authority, Ohio, Exempt
Facilities Revenue Bonds, AMG Vanadium Project, Series 2019,
(AMT)
5 .000 07/01/49 4,507,617
965,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A
4 .350 09/01/44 971,036
2,015,000 (e) Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A, (UB)
4 .650 09/01/54 2,003,282
3,750,000 Ohio State, Private Activity Bonds, Portsmouth Gateway Group,
LLC - Borrower, Portsmouth Bypass Project, Series 2015 - AGM
Insured, (AMT)
5 .000 12/31/39 3,750,200
3,080,000 University of Cincinnati, Ohio, General Receipts Bonds, Series
2025A
5 .250 06/01/45 3,293,375
TOTAL OHIO 37,448,036
OKLAHOMA - 0.7%
1,470,000 Oklahoma City Airport Trust, Oklahoma, Revenue Bonds,
Junior Lien Thirty-Third Series 2018, (AMT)
5 .000 07/01/47 1,475,749
8,550,000 Oklahoma County, Oklahoma, Finance Authority, Educational
Facilities Lease Revenue Bonds, Choctaw-Nicoma Park Public
Schools Project, Series 2023
5 .000 09/01/41 9,179,384
14,595,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/52 14,595,194
1,280,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/57 1,271,022
TOTAL OKLAHOMA 26,521,349

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OREGON - 0.2%
$ 2,910,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5 .250% 08/01/54 $ 2,921,907
175,000 Oregon Housing and Community Services Department,
Multifamily Housing Revenue Bonds, Refunding Series 2010A,
(AMT)
5 .150 07/01/42 177,428
4,100,000 (b) Port of Morrow, Morrow County Oregon, Full Faith and Credit
Obligations, Series 2024A
5 .150 10/01/26 4,100,647
TOTAL OREGON 7,199,982
PENNSYLVANIA - 4.7%
315,000 Allegheny Country Industrial Development Authority,
Pennsylvania, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2012, (AMT)
5 .750 08/01/42 315,142
2,155,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, University of Pittsburgh Medical
Center, Series 2019A
4 .000 07/15/37 2,162,386
8,775,000 Bucks County Industrial Development Authority, Pennsylvania,
Hospital Revenue Bonds, Saint Luke's University Health
Network Project, Series 2021 - AGM Insured
3 .000 08/15/53 6,379,446
4,860,000 Central Bradford Progress Authority, Pennsylvania, Revenue
Bonds, Guthrie Health, Series 2021B - BAM Insured
3 .000 12/01/44 4,048,864
6,300,000 Central Bradford Progress Authority, Pennsylvania, Revenue
Bonds, Guthrie Health, Series 2021B - BAM Insured
4 .000 12/01/51 5,620,812
520,000 Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2015
5 .000 01/01/38 520,237
9,000,000 Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series
2017A-2
5 .000 02/15/39 9,129,037
1,200,000 Lancaster Municipal Authority, Pennsylvania, Healthcare
Facilities Revenue Bonds, Garden Spot Village Project Series
2024A
5 .000 05/01/44 1,214,940
4,000,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2018A
4 .000 09/01/36 4,018,730
5,445,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2018A
5 .000 09/01/43 5,524,511
2,000,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2019
4 .000 09/01/37 2,005,287
8,750,000 Northampton County General Purpose Authority, Pennsylvania,
Hospital Revenue Bonds, Saint Luke's University Health
Network Project, Series 2016A
4 .000 08/15/34 8,776,202
2,410,000 (b),(c),(g) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2020A-1
10 .000 12/01/40 241
2,410,000 (b),(c),(g) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2020A-2, (AMT)
10 .000 12/01/40 241
1,650,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, National Gypsum Company,
Refunding Series 2014, (AMT)
5 .500 11/01/44 1,650,557
1,000,000 (a) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, PPL Energy Supply, LLC
Project, Refunding Series 2009C, (Mandatory Put 6/01/27)
5 .250 12/01/37 1,006,656
5,000,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022, (AMT)
5 .500 06/30/40 5,344,425
5,000,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022, (AMT)
6 .000 06/30/61 5,271,910
3,750,000 Pennsylvania Economic Development Financing Authority,
Private Activity Revenue Bonds, Pennsylvania Rapid Bridge
Replacement Project, Series 2015, (AMT)
5 .000 12/31/38 3,759,524

Portfolio of Investments December 31, 2025
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 4,000,000 Pennsylvania Economic Development Financing Authority,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2017A
4 .000% 11/15/42 $ 3,763,152
3,865,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, LaSalle University, Series 2012
5 .000 05/01/37 2,987,145
7,130,000 (a),(e) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2023-143A, (UB)
5 .450 04/01/51 7,432,151
6,780,000 (e) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A, (UB)
4 .450 10/01/44 6,810,553
2,730,000 (e) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A, (UB)
4 .600 10/01/49 2,675,873
1,310,000 (e) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A, (UB)
4 .650 10/01/51 1,287,941
4,545,000 (e) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-145A, (UB)
4 .750 10/01/49 4,501,846
4,545,000 (e) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2025-148A, (UB)
4 .800 10/01/55 4,470,871
15,000,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2009C - AGM Insured
6 .250 06/01/33 15,218,847
25,430,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2017B-1
5 .000 06/01/42 25,817,914
1,500,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2021A
3 .000 12/01/42 1,259,951
2,500,000 Philadelphia Authority for Industrial Development,
Pennsylvania, City Service  Agreement Revenue Bonds, Series
2018
5 .000 05/01/36 2,612,464
2,250,000 Philadelphia Authority for Industrial Development,
Pennsylvania, City Service  Agreement Revenue Bonds, Series
2018
5 .000 05/01/37 2,346,553
1,000,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, La Salle University, Series 2017
4 .000 05/01/42 612,417
2,230,000 (b) Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Mariana Bracetti Academy
Project, Series 2020A
5 .375 06/15/50 2,066,327
2,000,000 Philadelphia Hospitals and Higher Education Facilities
Authority, Pennsylvania, Hospital Revenue Bonds, Temple
University Health System Obligated Group, Series of 2017
5 .000 07/01/29 2,038,146
7,450,000 Philadelphia Hospitals and Higher Education Facilities
Authority, Pennsylvania, Hospital Revenue Bonds, Temple
University Health System Obligated Group, Series of 2017
5 .000 07/01/30 7,588,972
1,000,000 Philadelphia Hospitals and Higher Education Facilities
Authority, Pennsylvania, Hospital Revenue Bonds, Temple
University Health System Obligated Group, Series of 2017
5 .000 07/01/31 1,017,781
3,315,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2017B, (AMT)
5 .000 07/01/33 3,395,271
2,595,000 The Hospitals and Higher Education Facilities Authority of
Philadelphia, Pennsylvania, Hospital Revenue Bonds Temple
University Health System Obligated Group Series of 2017
5 .000 07/01/33 2,633,533
TOTAL PENNSYLVANIA 167,286,856
PUERTO RICO - 2.1%
2,000,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
4 .000 07/01/42 1,892,461
7,164,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .550 07/01/40 7,168,667
118,500,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/51 29,796,244
15,339,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
5 .000 07/01/58 14,792,732

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured Cofina Project Series 2019A-2A
4 .550% 07/01/40 $ 1,000,652
14,500,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/37 14,070,313
5,000,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/41 4,628,180
TOTAL PUERTO RICO 73,349,249
SOUTH CAROLINA - 0.3%
1,485,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5 .500 11/01/48 1,587,785
1,660,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5 .500 11/01/49 1,768,320
3,650,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5 .500 11/01/50 3,877,533
2,500,000 South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, McLeod Health Projects, Refunding &
Improvement Series 2018
5 .000 11/01/43 2,539,206
TOTAL SOUTH CAROLINA 9,772,844
SOUTH DAKOTA - 0.0%
510,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Sanford Health, Series 2015
5 .000 11/01/45 511,129
TOTAL SOUTH DAKOTA 511,129
TENNESSEE - 2.5%
2,500,000 Bristol Industrial Development Board, Tennessee, Tax
Increment Revenue Bonds, Pinnacle Project, Series 2016
5 .625 06/01/35 2,195,804
4,000,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5 .250 12/01/49 4,152,266
510,000 DeKalb Utility District, DeKalb County, Tennessee, Waterworks
Revenue Bonds, Refunding Series 2017
3 .500 04/01/42 438,749
4,200,000 Greeneville Health and Educational Facilities Board, Tennessee,
Hospital Revenue Bonds, Ballad Health, Series 2018A
5 .000 07/01/36 4,354,113
145,000 (f) Jackson, Tennessee, Hospital Revenue Bonds, Jackson-
Madison County General Hospital Project, Series 2018A, (Pre-
refunded 10/01/28)
5 .000 04/01/41 154,275
2,740,000 Jackson, Tennessee, Hospital Revenue Bonds, Jackson-
Madison County General Hospital Project, Series 2018A
5 .000 04/01/41 2,789,460
9,570,000 (f) Johnson City Health and Educational Facilities Board,
Tennessee, Hospital Revenue Refunding and Improvement
Bonds, Johnson City Medical Center, Series 1998C - NPFG
Insured, (ETM)
5 .250 07/01/28 9,863,610
2,000,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc.,
Series 2017
4 .000 04/01/36 1,882,508
310,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc.,
Series 2017
5 .000 04/01/36 312,778
2,955,000 Knox County Health, Educational and Housing Facility Board,
Tennessee, Hospital Revenue Bonds, Covenant Health,
Refunding Series 2016A
5 .000 01/01/36 3,002,151
14,000,000 Knox County Health, Educational and Housing Facility Board,
Tennessee, Hospital Revenue Bonds, Covenant Health,
Refunding Series 2016A
5 .000 01/01/42 14,132,456
100,000 (c) Memphis/Shelby County Economic Development Growth
Engine Industrial Development Board, Tennessee, Tax
Increment Revenue Bonds, Graceland Project, Senior Series
2017A
4 .750 07/01/27 94,601
2,930,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5 .000 07/01/38 3,244,419

Portfolio of Investments December 31, 2025
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE (continued)
$ 2,500,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5 .000% 07/01/39 $ 2,751,328
1,320,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Belmont University, Series 2023
5 .000 05/01/42 1,385,523
2,000,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Belmont University, Series 2023
5 .000 05/01/43 2,080,445
515,000 (b) Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Rocketship Education Project, Series 2017E
5 .375 06/01/52 476,375
3,965,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Vanderbilt University Medical Center, Series 2016A
5 .000 07/01/40 3,986,710
385,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Vanderbilt University Medical Center, Series 2017A
5 .000 07/01/48 386,568
10,805,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Vanderbilt University, Series 2023A
5 .000 07/01/28 11,353,991
11,625,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Vanderbilt University, Series 2023A
5 .000 07/01/33 13,110,259
360,000 (b) Nashville Metropolitan Development and Housing Agency,
Tennessee, Tax increment Bonds, Fifth & Broadway
Development Project, Series 2018
4 .500 06/01/28 363,303
2,100,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006B
5 .625 09/01/26 2,126,614
5,090,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006C
5 .000 02/01/27 5,141,263
500,000 West Knox Utility District of Knox County, Tennessee, Water
and Sewer Revenue Bonds, Refunding & Improvement Series
2016
5 .000 06/01/41 500,366
TOTAL TENNESSEE 90,279,935
TEXAS - 5.4%
4,665,000 Austin, Texas, Certificates of Obligation, Series 2025 5 .000 09/01/40 5,251,782
2,540,000 Austin, Texas, Certificates of Obligation, Series 2025 5 .000 09/01/41 2,834,102
4,500,000 Austin, Texas, Certificates of Obligation, Series 2025 5 .000 09/01/42 4,975,260
3,500,000 Austin, Texas, Certificates of Obligation, Series 2025 5 .000 09/01/43 3,829,402
3,115,000 Austin, Texas, Certificates of Obligation, Series 2025 5 .000 09/01/45 3,353,866
2,250,000 Austin, Texas, General Obligation Bonds, Refunding & Public
Improvement Series 2025
5 .000 09/01/42 2,487,630
2,500,000 Austin, Texas, General Obligation Bonds, Refunding & Public
Improvement Series 2025
5 .000 09/01/44 2,711,968
2,500,000 Austin, Texas, General Obligation Bonds, Refunding & Public
Improvement Series 2025
5 .000 09/01/45 2,691,706
400,000 (b) Buda, Texas, Special Assessment Revenue Bonds, Persimmon
Public improvement District Improvement Area 1 Project,
Series 2025
6 .000 09/01/55 394,859
1,700,000 (b) Buda, Texas, Special Assessment Revenue Bonds, Persimmon
Public improvement District Major Improvement Area Project,
Series 2025
6 .625 09/01/45 1,701,461
3,600,000 Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien Series 2020E
5 .000 01/01/45 3,691,208
8,275,000 Chambers County Justice Center Public Facilities Corporation,
Texas, Lease Revenue Bonds, Series 2024
5 .500 06/01/49 8,800,373
10,275,000 Chambers County Justice Center Public Facilities Corporation,
Texas, Lease Revenue Bonds, Series 2024
5 .500 06/01/55 10,865,252
5,050,000 Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Uplift Education Charter School,
Series 2014A
4 .250 12/01/34 5,050,943

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 300,000 (b) Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Valor Education Foundation, Series
2024A
5 .750% 06/15/44 $ 286,192
1,000,000 (b) Denton County, Texas, Special Assessment Revenue
Bonds, Green Meadows Public Improvement District Major
Improvement Area Project, Series 2025
5 .875 12/31/45 1,031,384
700,000 (b) Denton County, Texas, Special Assessment Revenue Bonds,
Green Meadows Public Improvement District, Improvement
Area 1 Project, Series 2025
5 .625 12/31/55 720,933
2,970,000 Elgin, Bastrop and Travis Counties, Texas, Certificates of
Participation, Combination Tax Tax Increment Reinvestment
Zone 1, Subordinate Lien Series 2021A - BAM Insured
4 .000 07/15/40 2,977,396
2,000,000 Fort Bend County Industrial Development Corporation, Texas,
Revenue Bonds, NRG Energy Inc. Project, Series 2012B
4 .750 11/01/42 2,000,225
795,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2023, (AMT)
5 .250 08/01/33 875,508
1,185,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2023, (AMT)
5 .000 08/01/35 1,274,355
1,000,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2023, (AMT)
5 .250 08/01/37 1,078,661
795,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2023, (AMT)
5 .250 08/01/38 853,204
700,000 Georgetown Independent School District, Williamson County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5 .500 02/15/37 836,689
445,000 Georgetown Independent School District, Williamson County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5 .500 02/15/38 527,614
1,775,000 Georgetown Independent School District, Williamson County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5 .000 02/15/39 2,021,826
10,000,000 Greater Texas Cultural Educational Facilities Finance
Corporation, Texas, Revenue Bonds, Biomedical Research
Institute Series 2024A
5 .250 06/01/54 9,151,609
1,310,000 Gregory-Portland Independent School District, San Patricio
County, Texas, General Obligation Bonds, School Building
Series 2025
5 .000 02/15/39 1,465,746
8,585,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Revenue Refunding Bonds, Young Men's
Christian Association of the Greater Houston Area, Series
2013A
5 .000 06/01/33 8,267,571
2,500,000 Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2023A - AGM Insured, (AMT)
5 .250 07/01/39 2,749,067
2,255,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .500 07/15/36 2,465,478
1,340,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .500 07/15/37 1,457,380
1,150,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .500 07/15/38 1,243,156
1,220,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .500 07/15/39 1,310,130
2,560,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding Series 2014
5 .000 09/01/32 2,563,747
335,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding Series 2014
5 .000 09/01/34 335,453
1,360,000 Kerrville Health Facilities Development Corporation, Texas,
Revenue Bonds, Sid Peterson Memorial Hospital Project, Series
2015
5 .000 08/15/30 1,363,044

Portfolio of Investments December 31, 2025
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,280,000 Kerrville Health Facilities Development Corporation, Texas,
Revenue Bonds, Sid Peterson Memorial Hospital Project, Series
2015
5 .000% 08/15/35 $ 1,283,119
2,535,000 Love Field Airport Modernization Corporation, Texas, Special
Facilities Revenue Bonds, Southwest Airlines Company - Love
Field Modernization Program Project, Series 2012, (AMT)
5 .000 11/01/28 2,536,332
665,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Legacy at Willow
Bend Project, Series 2016
5 .000 11/01/46 534,666
805,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Legacy at Willow
Bend Project, Series 2016
5 .000 11/01/51 620,657
570,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Legacy Midtown
Park Project, Series 2018A
5 .500 07/01/54 474,651
760,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Wesleyan Homes,
Inc. Project, Series 2014
5 .500 01/01/43 760,099
6,625,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, CHF-Collegiate
Housing Foundation - College Station I LLC - Texas A&M
University Project, Series 2014A - AGM Insured
4 .100 04/01/34 6,626,171
10,000,000 (c) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5 .000 07/01/47 9,396,702
10,880,000 (f) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
6 .750 09/01/45 13,208,088
6,780,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier Series 2025A
5 .000 01/01/39 7,640,545
2,000,000 Pflugerville, Travis and Williamson Counties, Texas, Certificates
of Obligation, Combination Tax and Revenue Limited Series
2023
5 .000 08/01/43 2,139,336
1,500,000 Pflugerville, Travis and Williamson Counties, Texas, Certificates
of Obligation, Combination Tax and Revenue Limited Series
2023
5 .000 08/01/44 1,589,423
6,955,000 Pflugerville, Travis and Williamson Counties, Texas, Certificates
of Obligation, Combination Tax and Revenue Limited Series
2023
5 .250 08/01/55 7,346,661
1,000,000 (b) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
6 .125 09/15/45 1,035,369
620,000 (b) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
7 .125 09/15/55 638,763
1,000,000 (b) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2024A, (AMT)
5 .125 01/01/44 979,229
555,000 (b) Princeton, Texas, Special Assessment Revenue Bonds,
Winchester Crossing Public Improvement District 3 Project,
Series 2024
5 .125 09/01/44 544,432
535,000 Reagan Hospital District of Reagan County, Texas, Limited Tax
Revenue Bonds, Series 2014A
5 .000 02/01/29 535,129
1,805,000 Reagan Hospital District of Reagan County, Texas, Limited Tax
Revenue Bonds, Series 2014A
5 .000 02/01/34 1,805,127
385,000 Reagan Hospital District of Reagan County, Texas, Limited Tax
Revenue Bonds, Series 2014A
5 .125 02/01/39 384,992
645,000 SA Energy Acquisition Public Facilities Corporation, Texas, Gas
Supply Revenue Bonds, Series 2007
5 .500 08/01/27 664,764

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 500,000 San Antonio Independent School District, Bexar County, Texas,
General Obligation Bonds, Refunding School Building Series
2025
5 .000% 08/15/39 $ 566,999
3,000,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Health Resources
System, Series 2016A
5 .000 02/15/41 3,022,879
3,520,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Health Resources
System, Series 2025A
5 .000 11/15/38 3,965,522
5,000,000 Texas Private Activity Bond Surface Transporation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Segments 3C Project, Series 2019, (AMT)
5 .000 06/30/58 4,884,703
1,680,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 12/31/37 1,691,229
1,750,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 06/30/38 1,758,431
1,300,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 06/30/39 1,297,947
1,500,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 12/31/39 1,489,480
3,690,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 06/30/40 3,627,312
5,000,000 Waco, Texas, Certificates of Obligation, Combination Tax &
Revenue Series 2024A
5 .000 02/01/49 5,243,493
TOTAL TEXAS 193,788,430
UTAH - 1.7%
500,000 (b) Arrowhead Springs Public Infrastructure District, Utah, Special
Assessment Bonds, Arrowhead Springs Assessment Area,
Series 2025
5 .625 12/01/54 504,033
740,000 (b) Black Desert Public Infrastructure District, Washington County,
Utah, Special Assessment Bonds, Black Desert Assessment
Area 1, Series 2024
5 .625 12/01/53 746,256
2,000,000 Black Ridge Infrastructure Financing District, Hurricane City,
Utah, Special Assessment Bonds, Black Ridge Assessment
Area, Series 2025
5 .500 12/01/40 2,015,629
2,000,000 Black Ridge Infrastructure Financing District, Hurricane City,
Utah, Special Assessment Bonds, Black Ridge Assessment
Area, Series 2025
6 .000 12/01/45 2,006,684
7,500,000 Black Ridge Infrastructure Financing District, Hurricane City,
Utah, Special Assessment Bonds, Black Ridge Assessment
Area, Series 2025
6 .250 12/01/54 7,543,198
1,000,000 (b) MIDA Mountain Village Public Infrastructure District, Utah,
Subordinate Tax Allocation Revenue Bonds, Series 2024-2
5 .500 06/15/39 1,027,960
3,500,000 Military Installation Development Authority, Utah, Tax
Allocation Revenue Bonds Series 2021A-2
4 .000 06/01/41 3,241,932
2,600,000 (b) Red Bridge Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2021A
4 .375 02/01/51 2,050,738
19,115,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2017A, (AMT)
5 .000 07/01/42 19,282,128
13,165,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2018A, (AMT)
5 .000 07/01/37 13,577,627
1,750,000 (e) Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024C, (UB)
4 .450 01/01/44 1,760,930
3,365,000 (e) Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024C, (UB)
4 .650 01/01/49 3,314,353
635,000 (e) Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024C, (UB)
4 .700 01/01/54 635,496

Portfolio of Investments December 31, 2025
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTAH (continued)
$ 1,000,000 (b) Wakara Ridge Public Infrastructure District, Utah, Special
Assessment Bonds, Wakara Ridge Assessment Area, Series
2025
5 .625% 12/01/54 $ 1,021,142
TOTAL UTAH 58,728,106
VIRGIN ISLANDS - 0.5%
6,800,000 (h) Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchmanas Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
5 .750 02/01/45 6,696,621
6,550,000 (h) Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchmanas Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
6 .000 12/01/55 6,445,075
1,100,000 (b) Virgin Islands Public Finance Authority, Revenue Bonds,
Frenchman's Reef Hotel Development Hotel Occupancy Series
2024A
6 .000 04/01/53 1,086,907
1,000,000 Virgin Islands Transportation & Infrastructure Corporation,
Virgin Islands, Grant Anticipation Revenue Bonds, Federal
Highway Grant Anticipation Revenue Loan Note, Series 2025
5 .000 09/01/29 1,063,638
1,655,000 Virgin Islands Transportation & Infrastructure Corporation,
Virgin Islands, Grant Anticipation Revenue Bonds, Federal
Highway Grant Anticipation Revenue Loan Note, Series 2025
5 .000 09/01/31 1,812,175
1,250,000 Virgin Islands Transportation & Infrastructure Corporation,
Virgin Islands, Grant Anticipation Revenue Bonds, Federal
Highway Grant Anticipation Revenue Loan Note, Series 2025
5 .000 09/01/44 1,334,216
TOTAL VIRGIN ISLANDS 18,438,632
VIRGINIA - 1.3%
6,000,000 (a) Roanoke Economic Development Authority, Virginia, Hospital
Revenue Bonds, Carilion Clinic Obligated Group, Series
2020D, (Mandatory Put 7/01/30)
5 .000 07/01/53 6,467,431
4,010,000 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1
5 .000 06/01/47 3,342,335
10,000,000 (e) Virginia Housing Development Authority, Rental Housing
Bonds, Series 2024A, (UB)
4 .450 09/01/44 10,105,639
2,070,000 Virginia Port Authority, Commonwealth Port Fund Revenue
Bonds, Series 2023A
5 .000 07/01/42 2,235,431
2,000,000 (b) Virginia Small Business Finance Authority, Educational Facilities
Revenue Bonds, Provident Resource Group - Rixey Student
Housing Project, Series 2019A
5 .500 07/01/49 1,611,623
13,250,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/52 12,707,210
4,060,000 Virginia Small Business Financing Authority, Revenue Bonds,
National Senior Campuses Inc Obligated Group, Series 2020A
4 .000 01/01/40 4,009,752
5,695,000 Virginia Small Business Financing Authority, Revenue Bonds,
National Senior Campuses Inc Obligated Group, Series 2020A
4 .000 01/01/45 5,168,846
TOTAL VIRGINIA 45,648,267
WASHINGTON - 2.0%
2,495,000 Port of Seattle, Washington, General Obligation Bonds, Limited
Tax Series, Refunding  2024A, (AMT)
5 .000 06/01/46 2,572,425
5,590,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2017C, (AMT)
5 .000 05/01/30 5,732,688
4,000,000 Skagit County Public Hospital District 1, Washington, Revenue
Bonds, Skagit Valley Hospital, Refunding & Improvement Series
2016
5 .000 12/01/32 4,041,137
1,120,000 Skagit County Public Hospital District 1, Washington, Revenue
Bonds, Skagit Valley Hospital, Refunding & Improvement Series
2016
5 .000 12/01/37 1,126,288
1,400,000 Snohomish County Public Utility District 1, Washington, Electric
System Revenue Bonds, Refunding Series 2025A
5 .000 12/01/40 1,579,949
1,700,000 Snohomish County Public Utility District 1, Washington, Electric
System Revenue Bonds, Refunding Series 2025A
5 .000 12/01/41 1,892,111
2,000,000 Snohomish County Public Utility District 1, Washington, Electric
System Revenue Bonds, Refunding Series 2025A
5 .000 12/01/42 2,200,097

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WASHINGTON (continued)
$ 1,150,000 Snohomish County Public Utility District 1, Washington, Electric
System Revenue Bonds, Refunding Series 2025A
5 .000% 12/01/43 $ 1,251,648
1,100,000 Snohomish County Public Utility District 1, Washington, Electric
System Revenue Bonds, Refunding Series 2025A
5 .000 12/01/44 1,186,827
1,500,000 Snohomish County Public Utility District 1, Washington, Electric
System Revenue Bonds, Refunding Series 2025A
5 .000 12/01/45 1,606,080
3,630,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1
4 .000 08/01/44 3,296,957
1,900,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2025A
5 .000 09/01/44 1,998,612
605,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2025A
5 .000 09/01/45 631,617
8,495,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2025A
5 .250 09/01/50 8,859,749
2,960,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Series 2014D
5 .000 10/01/41 2,962,556
3,090,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5 .000 08/15/33 3,171,622
3,470,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5 .000 08/15/34 3,556,807
2,695,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5 .000 08/15/35 2,758,000
1,155,000 (b) Washington State Housing Finance Commission, Nonprofit
Refunding Revenue Bonds, Wesley Homes at Lea Hill Project,
Series 2016
5 .000 07/01/41 1,092,977
2,000,000 (b) Washington State Housing Finance Commission, Nonprofit
Refunding Revenue Bonds, Wesley Homes at Lea Hill Project,
Series 2016
5 .000 07/01/46 1,750,521
3,805,000 (b) Washington State Housing Finance Commission, Nonprofit
Refunding Revenue Bonds, Wesley Homes at Lea Hill Project,
Series 2016
5 .000 07/01/51 3,204,160
2,195,000 Washington State Housing Finance Commission, Revenue
Bonds, Riverview Retirement Community, Refunding Series
2012
5 .000 01/01/48 2,023,906
13,906,280 Washington State Housing Finance Commission, Social
Municipal Certificates Multifamily Revenue Bonds, Series 2023-
1 Class A
3 .375 04/20/37 13,168,202
TOTAL WASHINGTON 71,664,936
WEST VIRGINIA - 0.2%
875,000 Ohio County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, Fort Henry Economic Opportunity
Development District-the Highlands Project, Refunding &
Improvement Series 2025A
5 .500 06/01/54 928,631
550,000 (a),(b) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 3/27/35)
5 .450 01/01/55 585,858
1,500,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Charleston Area Medical Center, Refunding &
Improvement Series 2019A
5 .000 09/01/31 1,576,937
1,800,000 West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System, Improvement Series 2023A
5 .000 06/01/38 1,977,874
1,000,000 West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System, Improvement Series 2023A
5 .000 06/01/39 1,091,941
TOTAL WEST VIRGINIA 6,161,241
WISCONSIN - 4.0%
1,745,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Cornerstone Charter Academy, North Carolina, Series
2016A
5 .000 02/01/36 1,746,013
815,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Eno River Academy Project, Series 2020A
5 .000 06/15/40 815,732
200,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Founders Academy of Las Vegas, Series 2020A
5 .000 07/01/55 171,229

Portfolio of Investments December 31, 2025
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 720,000 (b),(f) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A, (Pre-refunded 6/15/26)
5 .000% 06/15/46 $ 725,681
1,430,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A
5 .000 06/15/46 1,138,648
1,100,000 Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North East Carolina Preparatory School Project,
Refunding Series 2024A
5 .250 06/15/54 1,100,762
10,952 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/47 67
9,573 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/48 58
9,420 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/49 57
9,114 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/50 55
8,961 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/51 54
11,641 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/52 71
11,488 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/53 70
11,105 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/54 67
10,876 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/55 66
10,646 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/56 64
11,795 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/57 71
11,488 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/58 70
11,182 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/59 68
10,952 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/60 66
10,799 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/61 65
10,493 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/62 63
10,263 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/63 62
10,033 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/64 61

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 9,880 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000% 01/01/65 $ 60
10,646 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/66 64
128,214 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/67 774
1,000,000 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2025
6 .150 01/01/55 1,000,837
3,950,000 (b) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2025
6 .250 01/01/65 3,953,652
26,928 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/46 164
26,549 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/47 161
26,359 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/48 160
26,169 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/49 159
25,790 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/50 156
28,255 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/51 171
714,815 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
3 .750 07/01/51 490,025
28,066 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/52 170
27,687 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/53 168
27,497 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/54 166
27,118 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/55 164
26,738 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/56 162
26,549 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/57 161
26,169 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/58 158
25,980 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/59 157
25,790 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/60 156

Portfolio of Investments December 31, 2025
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 25,411 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000% 01/01/61 $ 154
25,221 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/62 152
24,842 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/63 150
24,652 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/64 149
24,463 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/65 148
24,083 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/66 145
313,660 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/67 1,894
2,000,000 (b) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Bonnie Cone Classical Academy, Series 2024
5 .625 06/15/54 1,559,275
5,730,000 (b) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Bonnie Cone Classical Academy, Series 2024
5 .625 06/15/59 4,381,867
1,650,000 (b) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Carolina International School, Series 2013A
7 .000 08/01/43 1,651,247
2,000,000 Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, Cornerstone Charter Academy Series 2024
5 .000 02/01/64 1,872,205
3,845,000 Public Finance Authority of Wisconsin, Exempt Facilities
Revenue Bonds, National Gypsum Company Project, Refunding
Series 2016, (AMT)
4 .000 08/01/35 3,748,683
14,000,000 (b) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
6 .750 12/01/42 11,200,000
5,000,000 (a) Public Finance Authority of Wisconsin, Pollution Control
Revenue Bonds, Duke Energy Progress Project, Refunding
Series 2022B, (Mandatory Put 10/01/30)
4 .000 10/01/46 5,130,067
2,735,000 (b),(c) Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Gulf Coast Zoo, Series 2018A
6 .500 09/01/48 1,641,000
2,750,000 Public Finance Authority of Wisconsin, Revenue Bonds, Sky
Harbour LLC Obligated Group Aviation Facilities Project, Series
2021, (AMT)
4 .250 07/01/54 2,266,132
1,360,000 (b),(c) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6 .250 01/01/38 612,000
4,065,000 (b),(c) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6 .375 01/01/48 1,829,250
1,000,000 (b),(c) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018B-2
0 .000 01/01/49 500
4,300,000 Public Finance Authority of Wisconsin, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series
2016A-2
2 .875 05/01/27 4,248,820
10,050,000 (b) Public Finance Authority, Wisconsin, Educational Revenue
Bonds, Lake Norman Charter School, Series 2018A
5 .000 06/15/38 10,057,980
3,360,000 (b) Public Finance Authority, Wisconsin, Educational Revenue
Bonds, Lake Norman Charter School, Series 2018A
5 .000 06/15/48 3,246,425
2,900,000 Public Finance Authority, Wisconsin, Educational Revenue
Bonds, Lake Norman Charter School, Series 2024A
5 .000 06/15/64 2,745,557
3,525,000 (b) Public Finance Authority, Wisconsin, Tax Increment Revenue
Senior Bonds, World Center Project Series 2024A
5 .000 06/01/41 3,584,074
1,465,000 (b) Public Finance Authority, Wisconsin, Tax Increment Revenue
Subordinate Bonds, World Center Project Series 2024B
8 .000 06/15/42 1,485,923
15,000,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5 .750 06/30/60 15,490,752

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 11,155,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5 .750% 12/31/65 $ 11,494,789
6,495,000 (f) Wisconsin Center District, Dedicated Tax Revenue Bonds,
Supported by State Moral Obligation Junior Series 2020D,
(Pre-refunded 12/15/30)
0 .000 12/15/60 1,701,913
27,005,000 Wisconsin Center District, Dedicated Tax Revenue Bonds,
Supported by State Moral Obligation Junior Series 2020D -
AGM Insured
0 .000 12/15/60 4,844,159
7,500,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Children's Hospital of Wisconsin,
Inc., Series 2017
4 .000 08/15/42 7,241,147
650,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Dickson Hollow Phase 2 Project,
Series 2024
5 .450 10/01/39 687,050
1,880,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Dickson Hollow Project. Series
2014
5 .250 10/01/39 1,880,577
1,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Dickson Hollow Project. Series
2014
5 .375 10/01/44 999,928
3,500,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Dickson Hollow Project. Series
2014
5 .500 10/01/49 3,441,799
6,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Froedtert Health, Inc. Obligated
Group, Series 2017A
4 .000 04/01/39 5,993,800
2,980,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc.,
Series 2014A
5 .000 07/01/34 2,983,007
2,100,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc.,
Series 2014A
4 .350 07/01/36 2,100,088
5,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Woodland Hills Senior Housing
Project, Series 2014
5 .000 12/01/34 4,999,837
4,435,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Woodland Hills Senior Housing
Project, Series 2014
5 .000 12/01/44 3,938,917
4,225,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Woodland Hills Senior Housing
Project, Series 2014
5 .250 12/01/49 3,746,289
TOTAL WISCONSIN 143,954,914
TOTAL MUNICIPAL BONDS
(Cost $3,592,801,654) 3,590,839,931
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
32 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% 32
CAPITAL GOODS - 0.0%
321,690 (c),(g) KDC Agribusiness Fairless Hills LLC 12 .000 09/17/26 32
TOTAL CAPITAL GOODS 32
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $321,690) 32
SHARES DESCRIPTION VALUE
575 WARRANTS - 0.0% 575
TRANSPORTATION - 0.0%
57,480 (g),(i) BL TRAIN HOLDINGS WEST LLC 575
TOTAL TRANSPORTATION 575
TOTAL WARRANTS
(Cost $0) 575
TOTAL LONG-TERM INVESTMENTS
(Cost $3,620,853,094) 3,618,445,038

Portfolio of Investments December 31, 2025
(continued)
All-American

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.6%
21385000 MUNICIPAL BONDS - 0.6% 21385000
CALIFORNIA - 0.6%
$ 13,885,000 (a),(b),(j) Invesco Municipal Opportunity Trust Variable Rate Munifund
Term Preferred Shares Series 2015/6VMO, (AMT)
2 .350% 05/01/33 $ 13,885,000
7,500,000 (a),(b),(j) Tender Option Bond Trust Receipts/Certificates, (AMT) 2 .350 05/01/33 7,500,000
TOTAL CALIFORNIA 21,385,000
TOTAL MUNICIPAL BONDS
(Cost $21,385,000) 21,385,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $21,385,000) 21,385,000
TOTAL INVESTMENTS - 102.3%
(Cost $3,642,238,094) 3,639,830,038
FLOATING RATE OBLIGATIONS - (3.4)% (121,085,000)
OTHER ASSETS & LIABILITIES, NET -  1.1% 40,178,045
NET ASSETS - 100% $ 3,558,923,083
AMT Alternative Minimum Tax
ETF Exchange-Traded Fund
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $403,082,115 or 11.1% of Total Investments.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(e) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(f) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(g) For fair value measurement disclosure purposes, investment classified as Level 3.
(h) When-issued or delayed delivery security.
(i) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(j) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
All-American
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Exchange-Traded Funds $ 27,604,500 $ – $ – $ 27,604,500
Municipal Bonds – 3,590,839,449 482 3,590,839,931
Variable Rate Senior Loan Interests – – 32 32
Warrants – – 575 575
Short-Term Investments:
Municipal Bonds – 21,385,000 – 21,385,000
Total $ 27,604,500 $ 3,612,224,449 $ 1,089 $ 3,639,830,038

Portfolio of Investments December 31, 2025
Intermediate Duration
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 97.2%
8,783,250 EXCHANGE-TRADED FUNDS - 0.1% 8,783,250
350,000 Nuveen Municipal Income ETF $ 8,783,250
TOTAL EXCHANGE-TRADED FUNDS
(Cost $8,602,500) 8,783,250
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES - 0.5% –
$ 3,482,799 (a),(b) Federal Home Loan Mortgage Corporation, Multifamily
Variable Rate Certificates Guaranteed Structured Pass Through
Class A Series 2024ML-023, Series 2024 ML23
4 .701% 04/25/42 3,515,607
12,964,899 (a) Federal Home Loan Mortgage Corporation, Notes, Series 2023
23-ML15
4 .140 01/25/40 12,653,521
4,571,286 Federal Home Loan Mortgage Corporation, Notes, Series 2022
M068
3 .150 10/15/36 4,093,864
5,300,000 (a) Freddie Mac Multifamily, Series 2025 ML32 4 .837 03/25/42 5,552,974
4,935,121 Freddie Mac Multi-Family ML Certificates, Series ML 08, Series
2021, Series 2021 21-ML08
1 .877 07/25/37 4,038,214
7,827,940 Freddie Mac Multi-Family ML Certificates, Series ML 10, Series
2021, Series 2021 ML10
2 .032 01/25/38 6,318,458
4,691,446 Freddie Mac Multi-Family ML Certificates, Series ML 22 Class
A-US, Series 2024, Series 2024 ML22
4 .685 10/25/40 4,797,454
4,404,736 (a) FRETE 2025-ML30 Trust, Series 2025 ML30 4 .783 07/25/42 4,536,922
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $49,078,806) 45,507,014
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
8240773167 MUNICIPAL BONDS - 96.6% 8240773167
ALABAMA - 2.6%
1,860,000 Alabama Housing Finance Authority, Collateralized Single
Family Mortgage Revenue Bonds, Series 2024B
4 .250 10/01/39 1,889,688
3,530,000 Alabama Housing Finance Authority, Collateralized Single
Family Mortgage Revenue Bonds, Series 2024B
4 .550 10/01/44 3,564,275
1,360,000 Alabama Housing Finance Authority, Collateralized Single
Family Mortgage Revenue Bonds, Series 2024C
4 .450 10/01/44 1,366,521
4,175,000 Alabama Housing Finance Authority, Collateralized Single
Family Mortgage Revenue Bonds, Series 2024D
4 .300 10/01/44 4,195,144
1,500,000 Alabama Housing Finance Authority, Collateralized Single
Family Mortgage Revenue Bonds, Series 2025B
4 .800 10/01/40 1,570,542
7,630,000 Alabama State Port Authority, Docks Facilities Revenue Bonds,
Refunding Series 2017A - AGM Insured, (AMT)
5 .000 10/01/31 7,828,623
5,080,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special
Tax Bonds, Series 2018A
4 .000 07/01/37 5,121,476
2,880,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special
Tax Bonds, Series 2018B
5 .000 07/01/37 2,966,798
6,815,000 (a) Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Project 8 Series 2022A, (Mandatory Put 12/01/29)
4 .000 12/01/52 6,976,917
3,000,000 (a) Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Series 2022F, (Mandatory Put 12/01/28)
5 .500 11/01/53 3,149,975
4,000,000 (a) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2023C, (Mandatory Put 6/01/32)
5 .500 10/01/54 4,397,975
2,725,000 (a) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2024C, (Mandatory Put 7/01/31)
5 .000 05/01/55 2,922,989
12,000,000 (a) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025A, (Mandatory Put 5/01/32)
5 .250 05/01/56 12,392,879
1,450,000 (b) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025C
5 .250 08/01/27 1,468,379
1,925,000 (b) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025C
5 .250 08/01/28 1,965,130
1,850,000 (b) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025C
5 .250 08/01/30 1,908,428

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ALABAMA (continued)
$ 5,500,000 (a),(b) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025C, (Mandatory Put 8/01/34)
5 .500% 11/01/56 $ 5,832,930
9,900,000 (a) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025D, (Mandatory Put 8/01/35)
5 .000 12/01/55 10,634,807
5,000,000 (a) Black Belt Energy Gas District, Alabama, Gas Supply Revenue
Bonds, Series 2023 Sub B-2, (Mandatory Put 12/01/30)
5 .250 12/01/53 5,387,774
1,045,000 Chatom Industrial Development Board, Alabama, Gulf
Opportunity Zone Revenue Bonds, PowerSouth Energy
Cooperative, Refunding Series 2020 - AGM Insured
5 .000 08/01/26 1,057,443
1,000,000 Chatom Industrial Development Board, Alabama, Gulf
Opportunity Zone Revenue Bonds, PowerSouth Energy
Cooperative, Refunding Series 2020 - AGM Insured
5 .000 08/01/28 1,049,915
1,000,000 Chatom Industrial Development Board, Alabama, Gulf
Opportunity Zone Revenue Bonds, PowerSouth Energy
Cooperative, Refunding Series 2020 - AGM Insured
5 .000 08/01/30 1,084,588
9,000,000 Energy Southeast Cooperative District, Alabama, Energy
Supply Revenue Bonds, Series 2025B
5 .000 09/01/33 9,334,165
3,720,000 Lower Alabama Gas District Gas Project Revenue Refunding
Bonds, Equitable Financial Life Insurance Company of America,
Series 2025A
5 .000 12/01/33 3,934,680
2,540,000 Mobile County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC
Project, Series 2024B, (AMT)
4 .750 12/01/54 2,334,387
2,235,000 (c) Montgomery Medical Clinic Board, Alabama, Health Care
Facility Revenue Bonds, Jackson Hospital & Clinic, Series 2015
5 .000 09/01/25 223,500
1,725,000 (c) Montgomery Medical Clinic Board, Alabama, Health Care
Facility Revenue Bonds, Jackson Hospital & Clinic, Series 2015
5 .000 03/01/26 172,500
2,120,000 (a) Selma Industrial Development Board, Alabama, Gulf
Opportunity Zone Revenue Bonds, International Paper
Company Project, Refunding Series 2019A, (Mandatory Put
10/01/31)
3 .450 11/01/33 2,128,176
5,675,000 (a) Southeast Alabama Gas Supply District, Alabama, Gas Supply
Revenue Bonds, Project 1, Refunding Series 2024A, (Mandatory
Put 4/01/32)
5 .000 08/01/54 6,095,324
1,000,000 (a) Southeast Alabama Gas Supply District, Alabama, Gas Supply
Revenue Bonds, Project 2, Refunding Series 2024B, (Mandatory
Put 5/01/32)
5 .000 06/01/49 1,073,575
10,000,000 Southeast Energy Authority, Alabama, A Cooperative District
Energy Supply Revenue Bonds Series 2024A
5 .000 11/01/35 10,626,027
10,000,000 (a) Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 2, Series 2021B-1, (Mandatory Put
12/01/31)
4 .000 12/01/51 10,106,627
1,820,000 (a) Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 3, Fixed Rate Series 2022A-1,
(Mandatory Put 12/01/29)
5 .500 01/01/53 1,951,715
15,010,000 (a) Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 4, Series 2022B-1, (Mandatory Put
8/01/28)
5 .000 05/01/53 15,540,099
4,025,000 (a) Southeast Energy Authority, Alabama, Energy Supply Revenue
Bonds, Cooperative District Series 2025C, (Mandatory Put
2/01/31)
5 .000 05/01/55 4,309,409
13,300,000 Southeast Energy Authority, Alabama, Energy Supply Revenue
Bonds, Cooperative District Series 2025E
5 .000 10/01/30 14,295,128
21,395,000 (a) Southeast Energy Authority, Alabama, Revenue Bonds
Cooperative District Energy Supply Series 2024C, (Mandatory
Put 11/01/32)
5 .000 10/01/55 23,127,747
4,005,000 Southeast Energy Authority, Alabama, Revenue Bonds, A
Cooperative District Energy Supply Series 2025D
5 .000 09/01/35 4,348,421
5,345,000 (a) Southeast Energy Authority, Alabama, Revenue Bonds,
Cooperative District Energy Supply Series 2025A, (Mandatory
Put 6/01/35)
5 .000 01/01/56 5,573,182
3,500,000 (a) Southeast Energy Authority, Alabama, Revenue Bonds,
Cooperative District Energy Supply Series 2025B, (Mandatory
Put 1/01/33)
5 .250 03/01/55 3,695,135

Portfolio of Investments December 31, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ALABAMA (continued)
$ 4,250,000 (b) Tuscaloosa County Industrial Development Authority,
Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project,
Refunding Series 2019A
5 .250% 05/01/44 $ 4,260,500
10,000,000 West Jefferson, Alabama, Industrial Development Board
Pollution Control Revenue Bonds, Alabama Power Company,
Refunding Series 1998, (Mandatory Put 1/21/09)
3 .650 06/01/28 10,141,122
TOTAL ALABAMA 222,004,615
ALASKA - 0.1%
5,015,000 Alaska Housing Finance Corporation, Collateralized Mortgage
Bonds, Veterans Mortgage Program, 2024 First Series
4 .000 12/01/41 5,050,947
4,000,000 Alaska Housing Finance Corporation, General Obligation
Bonds, State Capital Project II, Series 2024A
5 .000 12/01/39 4,370,375
1,900,000 Alaska Housing Finance Corporation, Mortgage Revenue
Bonds, General Series 2022A-II
2 .350 12/01/39 1,616,809
1,575,000 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A Class 1
5 .000 06/01/28 1,645,163
TOTAL ALASKA 12,683,294
ARIZONA - 1.3%
1,040,000 Arizona Board of Regents, Univeristy of Arizona, SPEED
Revenue Bonds, Stimulus Plan for Economic and Educational
Development, Series 2020C. Forward Delivery
5 .000 08/01/26 1,053,770
3,000,000 Arizona Industrial Development Authority, Single Family
Mortgage Revenue Bonds, Series 2024A
4 .500 04/01/44 3,018,130
1,140,000 Arizona Industrial Development Authority, Single Family
Mortgage Revenue Bonds, Series 2025A
5 .000 10/01/45 1,160,669
16,915,000 (d) Arizona State, Certificates of Participation, Refunding Series
2019A, (ETM)
5 .000 10/01/27 17,647,822
2,330,000 (a) Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2007, (AMT), (Mandatory Put 6/15/28)
4 .100 12/01/37 2,347,670
2,010,000 (a) Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2019, (AMT), (Mandatory Put 6/01/29)
4 .000 06/01/49 2,038,554
21,840,000 (a) Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2022-2, (AMT), (Mandatory Put 9/01/27)
5 .000 09/01/52 22,258,457
775,000 Glendale Industrial Development Authority, Arizona, Revenue
Bonds, Midwestern University, Refunding Series 2020
4 .000 05/15/26 778,652
1,000,000 Glendale Union High School District 205, Maricopa County,
Arizona, General Obligation Bonds, School Improvement,
Project 2024, Series 2024A
5 .000 07/01/42 1,093,930
1,830,000 Maricopa County and Phoenix City Industrial Development
Authority, Arizona, Single Family Mortgage Revenue Bonds,
Series 2024C
4 .625 09/01/44 1,848,685
890,000 (b) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Series 2021A
4 .000 07/01/41 807,156
1,950,000 (b) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Taxable Series 2019B
5 .000 07/01/39 1,985,311
460,000 Maricopa County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, HonorHealth, Series 2021A
5 .000 09/01/27 477,054
2,080,000 Maricopa County Pollution Control Corporation, Arizona,
Pollution Control Revenue Bonds, El Paso Electric Company,
Refunding Series 2009A
3 .600 02/01/40 1,950,946
1,850,000 Maricopa County Unified School District 69 Paradise Valley,
Arizona, General Obligation Bonds, School Improvement
Project of 2023 Series 2025B
5 .000 07/01/32 2,125,961
1,500,000 Maricopa County Unified School District 69 Paradise Valley,
Arizona, General Obligation Bonds, School Improvement
Project of 2023, Series 2025A
5 .000 07/01/30 1,664,805
1,000,000 Mesa, Arizona, Utility System Revenue Bonds, Series 2025 4 .000 07/01/44 983,187

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 3,615,000 Northern Arizona University, Revenue Bonds, SPEED - Stimulus
Plan Economic Educational Development Fund, Refunding
Series 2020B - AGM Insured
5 .000% 08/01/26 $ 3,667,483
4,220,000 Northern Arizona University, Revenue Bonds, SPEED - Stimulus
Plan Economic Educational Development Fund, Refunding
Series 2020B - AGM Insured
5 .000 08/01/27 4,375,192
3,975,000 Northern Arizona University, Revenue Bonds, SPEED - Stimulus
Plan Economic Educational Development Fund, Refunding
Series 2020B - AGM Insured
5 .000 08/01/28 4,212,030
705,000 Paradise Valley Unified School District No. 69, Maricopa
County, Arizona, General Obligation Bonds, School
Improvement Project of 2019, Series 2022D
5 .000 07/01/37 785,037
9,405,000 Phoenix Civic Improvement Corporation, Arizona,
Transportation Excise Tax Revenue Bonds, Series 2025
5 .000 07/01/32 10,759,407
5,000,000 Phoenix Civic Improvement Corporation, Arizona,
Transportation Excise Tax Revenue Bonds, Series 2025
5 .000 07/01/36 5,830,678
1,200,000 Pima County Unified School District 1, Tucson, Arizona, General
Obligation Bonds, Project of 2023 School Improvement Series
2024A - AGM Insured
5 .000 07/01/36 1,363,628
1,160,000 Pinal County, Arizona, Pledged Revenue Obligations,
Refunding Series 2025 - BAM Insured
5 .000 08/01/34 1,352,102
835,000 Pinal County, Arizona, Pledged Revenue Obligations, Series
2025 - BAM Insured
5 .000 08/01/34 973,281
1,000,000 Pinal County, Arizona, Pledged Revenue Obligations, Series
2025 - BAM Insured
5 .000 08/01/36 1,161,051
1,235,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5 .000 12/01/32 1,345,460
1,120,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5 .000 12/01/37 1,216,160
1,000,000 Tempe, Arizona, General Obligation Bonds, Refunding Series
2025
5 .000 07/01/35 1,184,446
5,000,000 Tempe, Arizona, General Obligation Bonds, Refunding Series
2025
5 .000 07/01/36 5,871,351
1,000,000 Tucson, Arizona, Water System Revenue Bonds, Obligations
Series 2024
5 .000 07/01/41 1,110,592
1,000,000 Tucson, Arizona, Water System Revenue Bonds, Obligations
Series 2024
5 .000 07/01/42 1,099,671
TOTAL ARIZONA 109,548,328
ARKANSAS - 0.8%
3,140,000 (b) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2022, (AMT)
5 .450 09/01/52 3,143,164
1,165,000 Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2023, (AMT)
5 .700 05/01/53 1,181,979
14,355,000 (b) Arkansas Development Finance Authority, Industrial
Development Revenue Bonds, Big River Steel Project, Series
2019, (AMT)
4 .500 09/01/49 13,956,891
1,785,000 (b) Arkansas Development Finance Authority, Industrial
Development Revenue Bonds, Big River Steel Project, Series
2020A, (AMT)
4 .750 09/01/49 1,748,861
5,000,000 (a) Arkansas Development Finance Authority, Resource Recovery
Revenue Bonds, Weyerhaeuser Company Project, Series 2025,
(AMT), (Mandatory Put 10/15/32)
3 .875 10/15/65 5,008,010
11,415,000 (a) Arkansas Development Finance Authority, Revenue Bonds,
Baptist Memorial Health Care, Refunding Series 2020B-2,
(Mandatory Put 9/01/27)
5 .000 09/01/44 11,686,288
160,000 Arkansas Development Finance Authority, Single Family
Mortgage Revenue Bonds, Mortgage-Backed Securities
Program, Series 2024A
4 .100 07/01/39 161,077

Portfolio of Investments December 31, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARKANSAS (continued)
$ 1,195,000 Arkansas Development Finance Authority, Single Family
Mortgage Revenue Bonds, Mortgage-Backed Securities
Program, Series 2024A
4 .450% 07/01/44 $ 1,200,987
2,750,000 Arkansas Development Finance Authority, Single Family
Mortgage Revenue Bonds, Mortgage-Backed Securities
Program, Series 2025A
4 .600 07/01/45 2,746,518
610,000 Arkansas State University, Student Fee Revenue Bonds,
Jonesboro Campus, Refunding Series 2024B
5 .000 12/01/37 686,873
620,000 Arkansas State University, Student Fee Revenue Bonds,
Jonesboro Campus, Refunding Series 2024B
5 .000 12/01/38 695,354
670,000 Arkansas State University, Student Fee Revenue Bonds,
Jonesboro Campus, Refunding Series 2024B
5 .000 12/01/39 746,480
705,000 Arkansas State University, Student Fee Revenue Bonds,
Jonesboro Campus, Refunding Series 2024B
5 .000 12/01/40 777,032
2,305,000 Hot Springs School District 6, Garland County, Arkansas,
General Obligation Bonds, Refunding Series 2021
2 .000 06/01/29 2,185,995
2,500,000 Hot Springs School District 6, Garland County, Arkansas,
General Obligation Bonds, Refunding Series 2021
2 .000 06/01/30 2,335,584
2,905,000 Hot Springs School District 6, Garland County, Arkansas,
General Obligation Bonds, Refunding Series 2021
2 .000 06/01/31 2,668,143
325,000 Little Rock, Arkansas, General Obligation Bonds, Capital
Improvement Series 2022A
3 .875 02/01/43 325,303
1,610,000 Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax
Bonds, Series 2014
5 .000 07/01/26 1,612,396
1,500,000 Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax
Bonds, Series 2014
5 .000 07/01/28 1,502,838
1,935,000 Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax
Bonds, Series 2014
5 .000 07/01/29 1,938,677
1,005,000 Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax
Bonds, Series 2014
5 .000 07/01/30 1,006,918
4,595,000 Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax
Bonds, Series 2014
5 .000 07/01/34 4,602,965
715,000 Pulaski County Public Facilities Board, Arkansas, Healthcare
Revenue Bonds, Baptist Health, Series 2014
5 .000 12/01/27 716,029
1,245,000 University of Arkansas, Fayetteville, Various Facilities Revenue
Bonds, Refunding & Improvement Series 2019A
5 .000 11/01/34 1,327,014
1,265,000 University of Arkansas, Fayetteville, Various Facilities Revenue
Bonds, Refunding & Improvement Series 2019A
5 .000 11/01/35 1,344,075
1,000,000 University of Arkansas, Various Facilities Revenue Bonds, UAMS
Campus, Refunding Series 2025
5 .000 09/01/32 1,143,235
TOTAL ARKANSAS 66,448,686
CALIFORNIA - 3.9%
5,170,000 (a) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2023F,
(Mandatory Put 11/01/30)
5 .500 10/01/54 5,644,190
12,370,000 (a) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024B,
(Mandatory Put 12/01/32)
5 .000 01/01/55 12,900,110
11,020,000 (a) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024C,
(Mandatory Put 10/01/32)
5 .000 08/01/55 11,680,861
9,000,000 (a) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024D,
(Mandatory Put 9/01/32)
5 .000 02/01/55 9,774,793
8,860,000 (a) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024H,
(Mandatory Put 8/01/33)
5 .000 01/01/56 9,701,629
7,550,000 (a) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025C,
(Mandatory Put 10/01/33)
5 .000 12/01/55 8,018,882
10,000,000 (a) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025D,
(Mandatory Put 7/01/34)
5 .000 10/01/55 10,376,072

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 4,920,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025G
5 .000% 12/01/35 $ 5,402,896
5,110,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Term Rate Series 2025F
5 .000 11/01/33 5,559,029
1,430,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
5 .000 06/01/30 1,529,661
1,310,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
5 .000 06/01/32 1,386,384
635,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
5 .000 06/01/33 668,049
350,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
4 .000 06/01/34 350,833
2,190,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
4 .000 06/01/36 2,160,565
3,000,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
4 .000 06/01/38 2,902,807
1,580,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
4 .000 06/01/40 1,495,224
4,910,000 (a) California Educational Facilities Authority, Revenue Bonds,
Stanford University Series 2025V-5, (Mandatory Put 3/01/35)
5 .000 03/01/55 5,953,364
1,205,000 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A
5 .000 08/15/35 1,228,212
1,345,000 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A
5 .000 08/15/36 1,366,392
14,101,544 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series 2021-2
3 .750 03/25/35 14,287,826
2,775,423 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series 2021-3
3 .250 08/20/36 2,663,372
4,135,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, California Academy of Sciences, San
Francisco, Series 2024A
3 .250 08/01/29 4,170,990
6,715,000 (a) California Infrastructure and Economic Development Bank,
Revenue Bonds, J Paul Getty Trust, Refunding Series 2020B-2,
(Mandatory Put 10/01/26)
3 .000 10/01/47 6,729,167
1,090,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, UCSF Clinical and Life Sciences Building,
Series 2025
5 .000 05/15/36 1,303,885
1,000,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, UCSF Clinical and Life Sciences Building,
Series 2025
5 .000 05/15/37 1,185,563
5,950,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A - AGM Insured, (AMT)
3 .250 12/31/32 5,812,731
4,000,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5 .000 12/31/33 4,116,052
5,000,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5 .000 12/31/34 5,136,156
2,805,000 (a) California Municipal Finance Authority, Solid Waste Disposal
Revenue Bonds, Republic Services Inc. Project, Refunding
Series 2021A, (AMT), (Mandatory Put 4/01/26)
3 .450 07/01/41 2,804,676
2,590,000 (b) California Pollution Control Financing Authority Water
Furnishing Revenue Bonds (Poseidon Resources (Channelside)
LP Desalination Project), Series 2023 (AMT), (AMT)
5 .000 07/01/34 2,834,828
2,500,000 (b) California Pollution Control Financing Authority Water
Furnishing Revenue Bonds (Poseidon Resources (Channelside)
LP Desalination Project), Series 2023 (AMT), (AMT)
5 .000 07/01/35 2,722,672

Portfolio of Investments December 31, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 2,500,000 (b) California Pollution Control Financing Authority Water
Furnishing Revenue Bonds (Poseidon Resources (Channelside)
LP Desalination Project), Series 2023 (AMT), (AMT)
5 .000% 07/01/36 $ 2,703,658
5,130,000 (a),(b) California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Republic Services Inc., Refunding
Series 2023, (AMT), (Mandatory Put 2/17/26)
3 .800 07/01/43 5,128,515
6,055,000 California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Refunding
Series 2015A-2, (AMT)
3 .625 07/01/27 6,055,632
4,900,000 (a) California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Refunding
Series 2015B-2, (AMT), (Mandatory Put 11/02/26)
3 .450 11/01/40 4,904,409
2,120,000 California State, General Obligation Bonds, Refunding Various
Purpose Series 2024
5 .000 09/01/43 2,321,132
12,380,000 California State, General Obligation Bonds, Various Purpose
Refunding Series 2025
5 .000 08/01/30 13,825,821
4,450,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5 .250 12/01/29 4,462,976
1,500,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/27 1,511,374
2,695,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/31 2,712,923
4,200,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/36 4,220,118
6,180,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/41 6,195,051
885,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5 .000 12/01/28 923,611
2,530,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5 .000 12/01/33 2,619,201
3,790,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5 .250 12/01/38 3,906,024
4,900,000 (a) Central Valley Energy Authority, California, Commodity Supply
Revenue Bonds, Series 2025, (Mandatory Put 8/01/35)
5 .000 12/01/55 5,341,555
550,000 Colton Joint Unified School District, San Bernardino County,
California, General Obligation Bonds, Election of 2024 Series
2025A - BAM Insured
0 .000 08/01/39 324,793
575,000 Colton Joint Unified School District, San Bernardino County,
California, General Obligation Bonds, Election of 2024 Series
2025A - BAM Insured
0 .000 08/01/40 320,583
750,000 Colton Joint Unified School District, San Bernardino County,
California, General Obligation Bonds, Election of 2024 Series
2025A - BAM Insured
0 .000 08/01/44 323,513
6,000,000 (b) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Escondido Portfolio, Social
Senior Lien Series 2021A-1
3 .000 06/01/48 4,269,179
6,605,000 (b) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Monterrey Station
Apartments, Senior Lien Series 2021A-1
3 .000 07/01/43 5,219,558
4,045,000 (b) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Pasadena Portfolio Social
Bond, Series 2021A-1
2 .650 12/01/46 3,391,383
5,145,000 CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Wood Creek Apartments,
Senior Lien Series 2021A-1
3 .000 12/01/49 3,496,984

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 1,430,000 El Dorado Union High School District, El Dorado County,
California, General Obligation Bonds, Series 2020 - AGM
Insured
5 .000% 08/01/33 $ 1,483,555
2,200,000 El Dorado Union High School District, El Dorado County,
California, General Obligation Bonds, Series 2020 - AGM
Insured
5 .000 08/01/34 2,279,677
7,715,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Bonds, Capital Appreciation
Series 2021B-2
0 .000 06/01/66 756,332
4,125,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Revenue Bonds, Series
2022A-1
5 .000 06/01/51 4,074,906
1,315,000 Grant Joint Union High School District, Sacramento County,
California, General Obligation Bonds, Capital Appreciation
Election 2006 Series 2008 - AGM Insured
0 .000 08/01/26 1,295,043
2,015,000 Las Virgenes Unified School District, Los Angeles County,
California, General Obligation Bonds, 2006 Election, Series
2009B
0 .000 08/01/27 1,936,458
5,000,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025A
5 .000 07/01/28 5,226,430
5,915,000 Los Angeles, California, General Obligation Bonds, Tax &
Revenue Anticipation Notes, Series 2025
5 .000 06/25/26 5,995,201
7,500,000 Los Angeles, California, Wastewater System Revenue Bonds,
Refunding Series 2025A
5 .000 06/01/37 8,983,674
1,830,000 Mount Diablo Unified School District, Contra Costa County,
California, General Obligation Bonds, Election of 2018 Series
2025C
5 .000 08/01/38 2,156,160
5,440,000 Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2008,
Series 2013A
5 .875 08/01/28 5,811,728
8,500,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009A
6 .125 11/01/29 9,002,649
6,770,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009C
6 .125 11/01/29 7,169,469
1,020,000 Orange County Local Transportation Authority, California,
Measure M2 Sales Tax Revenue Bonds, Refunding Limited Tax,
Series 2025
5 .000 02/15/35 1,240,851
8,040,000 Palomar Pomerado Health, California, General Obligation
Bonds, Convertible Capital Appreciation, Election 2004 Series
2010A
6 .750 08/01/40 8,586,479
5,355,000 Poway Unified School District, San Diego County, California,
General Obligation Bonds, School Facilities Improvement
District 2007-1, Series 2011A
0 .000 08/01/34 4,139,231
2,115,000 Riverside County Redevelopment Agency, California, Tax
Allocation Bonds, Jurupa Valley Project Area, Series 2011B
0 .000 10/01/34 1,582,299
2,000,000 Riverside County Redevelopment Agency, California, Tax
Allocation Bonds, Jurupa Valley Project Area, Series 2011B
0 .000 10/01/36 1,370,269
1,165,000 San Bernardino Community College District, California,
General Obligation Bonds, Election of 2008 Series 2025F
0 .000 08/01/45 444,360
6,020,000 San Bernardino Community College District, California,
General Obligation Bonds, Election of 2008 Series 2025F
0 .000 08/01/46 2,146,883
7,200,000 San Bernardino Community College District, California,
General Obligation Bonds, Election of 2008 Series 2025F
0 .000 08/01/47 2,409,646
5,000,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2023A, (AMT)
5 .000 05/01/27 5,133,130
3,000,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2024A, (AMT)
5 .000 05/01/29 3,199,341
2,250,000 (e) San Mateo Union High School District, San Mateo County,
California, General Obligation Bonds, Refunding Series 2026.
Forward Delivery
5 .000 09/01/33 2,610,290

Portfolio of Investments December 31, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 1,825,000 (e) San Mateo Union High School District, San Mateo County,
California, General Obligation Bonds, Refunding Series 2026.
Forward Delivery
5 .000% 09/01/34 $ 2,149,454
1,730,000 Santa Barbara Community College District, California, General
Obligation Bonds, Election of 2024 Series 2025A
0 .000 08/01/43 769,309
3,000,000 Victor Valley Union High School District, San Bernardino
County, California, General Obligation Bonds, 20008 Election
Series 2009A - AGC Insured
5 .750 08/01/31 3,050,142
1,450,000 Washington Township Health Care District, California, Revenue
Bonds, Refunding Series 2015A
3 .250 07/01/27 1,446,581
1,435,000 Washington Township Health Care District, California, Revenue
Bonds, Refunding Series 2015A
3 .500 07/01/28 1,430,692
1,355,000 Washington Township Health Care District, California, Revenue
Bonds, Refunding Series 2015A
3 .750 07/01/29 1,355,035
TOTAL CALIFORNIA 335,281,138
COLORADO - 2.5%
6,185,000 Adams and Arapahoe Counties Joint School District 28J,
Aurora, Colorado, General Obligation Bonds, Series 2025
5 .500 12/01/37 7,506,856
5,695,000 Adams and Arapahoe Counties Joint School District 28J,
Aurora, Colorado, General Obligation Bonds, Series 2025
5 .500 12/01/38 6,866,125
3,810,000 Adams and Arapahoe Counties Joint School District 28J,
Aurora, Colorado, General Obligation Bonds, Series 2025
5 .500 12/01/39 4,550,042
2,955,000 Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2021
4 .250 12/01/41 2,695,802
1,600,000 (b) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5 .500 12/01/44 1,623,204
3,015,000 Arapahoe County School District 6, Littleton, Colorado,
General Obligation Bonds, Series 2019A
5 .500 12/01/32 3,261,534
1,250,000 Arapahoe County School District 6, Littleton, Colorado,
General Obligation Bonds, Series 2019A
5 .500 12/01/33 1,348,436
6,132,000 (b) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5 .000 12/01/29 6,139,672
1,115,000 Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2020A
4 .000 12/01/29 1,115,037
6,000,000 Cherry Creek School District 5,  Arapahoe County, Colorado,
General Obligation Bonds, Series 2024
5 .250 12/15/44 6,623,246
11,210,000 Colorado Bridge Enterprise, Revenue Bonds, Central 70
Project, Senior Series 2017, (AMT)
4 .000 06/30/51 9,591,141
10,000 (b) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Loveland Classical Schools Project,
Series 2016
3 .750 07/01/26 9,996
6,495,000 (b) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Senior Lien Series
2025A-1
6 .500 02/01/45 6,777,399
1,235,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Regis University Project, Refunding Series 2016
5 .000 10/01/30 1,137,431
1,715,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Regis University Project, Refunding Series 2016
3 .125 10/01/31 1,408,820
5,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019A
5 .000 11/15/37 5,328,893
2,140,000 (a) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2024A, (Mandatory Put
11/15/29)
5 .000 11/15/59 2,311,218
4,710,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/36 4,950,781
33,615,000 (a) Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019B-2, (Mandatory Put
8/01/26)
5 .000 08/01/49 33,664,555
2,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2020A
4 .000 12/01/40 1,932,845
405,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2025A
5 .125 12/01/45 411,990

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 14,655,000 (d) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Parkview Medical Center, Series 2016, (Pre-refunded 9/01/26)
3 .125% 09/01/42 $ 14,702,431
1,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
SCL Health System, Refunding Series 2019A
4 .000 01/01/36 1,020,390
2,755,000 Colorado Housing and Finance Authority, Single Family
Mortgage Bonds, Class I Series 2021E
2 .125 11/01/42 1,979,278
6,510,000 Colorado Housing and Finance Authority, Single Family
Mortgage Bonds, Class I Series 2021H
2 .000 05/01/42 4,589,436
14,116,557 Dawson Trails Metropolitan District 1, Colorado, In The
Town of Castle Rock, Limited Tax General Obligation Capital
Appreciation Turbo Bonds, Series 2024
0 .000 12/01/31 9,064,542
1,705,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .750 11/15/34 1,973,933
875,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .750 11/15/35 1,007,138
5,140,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
5 .000 12/01/35 5,345,779
1,355,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2023B, (AMT)
5 .000 11/15/26 1,379,879
3,590,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2023B, (AMT)
5 .000 11/15/27 3,733,227
8,645,000 Denver City and County, Colorado, Special Facilities Airport
Revenue Bonds, United Airlines, Inc. Project, Refunding Series
2017, (AMT)
5 .000 10/01/32 8,654,471
1,500,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/31 1,518,872
500,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/32 505,955
645,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/33 652,198
3,035,000 Denver School District 1, Colorado, General Obligation Bonds,
Series 2025B
5 .000 12/01/27 3,183,388
1,665,000 (b) Denver Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, 9th and Colorado Urban Redevelopement
Area, Series 2018A
5 .250 12/01/39 1,672,034
310,000 (b) Denver Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, 9th and Colorado Urban Redevelopement
Area, Series 2018A
5 .250 12/01/39 311,172
1,000,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2024A
5 .000 09/01/40 1,113,288
5,900,000 (b) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6 .750 12/01/34 5,963,067
5,520,000 Fort Collins-Loveland Water District, Larimer and Weld
Counties, Colorado, Water Revenue Bonds, Series 2025
5 .000 12/01/32 6,364,517
1,000,000 Fort Collins-Loveland Water District, Larimer and Weld
Counties, Colorado, Water Revenue Bonds, Series 2025
5 .000 12/01/33 1,166,479
576,000 Independence Water & Sanitation District, Elbert County,
Colorado, Special Revenue Bonds, Refunding and
Improvement Series 2024
5 .125 12/01/33 597,069
1,040,000 (b) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A
4 .000 12/01/35 943,489
3,945,000 (f) Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Convertible Capital
Appreciation Bonds, Series 2022A-2
0 .000 12/01/42 2,771,743
750,000 Rampart Range Metropolitan District 5, Lone Tree, Douglas
County, Colorado, Limited Tax Supported and Special Revenue
Bonds, Series 2021
4 .000 12/01/36 714,973
600,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5 .000 01/15/28 620,091
550,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5 .000 07/15/28 572,889

Portfolio of Investments December 31, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 750,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5 .000% 01/15/29 $ 787,280
500,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5 .000 07/15/29 528,859
555,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5 .000 01/15/30 591,425
445,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5 .000 07/15/30 477,435
1,035,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5 .000 01/15/31 1,117,691
3,400,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
4 .000 07/15/40 3,313,088
2,100,000 Riverwalk Metropolitan District 2, Glendale, Arapahoe County,
Colorado, Special Revenue Bonds, Series 2022A
4 .500 12/01/32 1,985,164
9,095,000 Riverwalk Metropolitan District 2, Glendale, Arapahoe County,
Colorado, Special Revenue Bonds, Series 2022A
5 .000 12/01/42 8,356,168
1,000,000 Spring Mesa Metropolitan District, Jefferson County, Colorado,
General Obligation Bonds, Refunding Series 2015 - AGC
Insured
3 .750 12/01/44 934,350
600,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 4, Series 2024A
6 .125 12/01/39 625,027
730,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5 .000 12/01/41 637,539
1,025,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6 .250 12/01/32 1,036,838
TOTAL COLORADO 211,767,615
CONNECTICUT - 1.8%
5,010,000 (a) Connecticut Health and Educational Facilities Authority, Chefa
Revenue Bonds, Yale University, Remarketing Series 2017B-2,
(Mandatory Put 7/01/26)
3 .200 07/01/37 5,023,067
1,890,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A
5 .000 07/01/33 1,973,782
4,790,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A
4 .000 07/01/34 4,871,719
10,000,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A
4 .000 07/01/35 10,144,416
700,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Stamford Hospital, Series 2021L-1
4 .000 07/01/26 702,333
1,125,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Stamford Hospital, Series 2021L-1
4 .000 07/01/27 1,139,325
775,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Stamford Hospital, Series 2021L-1
4 .000 07/01/28 790,948
600,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Stamford Hospital, Series 2021L-1
4 .000 07/01/29 616,384
5,000,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Yale University, Remarketing Series 1999U
5 .000 07/01/33 5,791,023
10,405,000 (a) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Yale University, Series 2014A, (Mandatory Put
2/10/26)
2 .800 07/01/48 10,404,907
10,895,000 (a) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Yale University, Series 2016A-2, (Mandatory
Put 7/01/26)
2 .000 07/01/42 10,859,264
5,200,000 (a) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Yale-New Haven Health Issue, Series 2024B,
(Mandatory Put 7/01/29)
5 .000 07/01/49 5,544,967
1,170,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2018D-1
4 .000 11/15/38 1,170,714
2,020,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2019B-1
3 .300 11/15/39 1,871,888
1,540,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2019E-1
2 .850 11/15/39 1,360,649

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONNECTICUT (continued)
$ 5,570,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2019F-1
2 .750% 11/15/37 $ 4,937,918
5,180,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020A-1
2 .450 05/15/38 4,387,106
2,475,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020A-1
3 .500 11/15/45 2,467,132
5,000,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020D-1
2 .350 11/15/40 3,985,331
2,850,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020E-1
2 .350 11/15/40 2,244,540
10,050,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020E-3
1 .850 05/15/38 7,574,624
11,105,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2021B-1
2 .100 11/15/40 8,369,986
22,870,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2021D-1
2 .300 11/15/41 17,640,953
1,025,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2025A-1
4 .500 11/15/45 1,041,580
2,000,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Sustainability Green Series 2024D-1
4 .550 11/15/44 2,048,506
2,150,000 Connecticut State, General Obligation Bonds, Refunding Series
2023B
5 .000 08/01/26 2,181,089
12,435,000 Connecticut State, General Obligation Bonds, Refunding Series
2025D
5 .000 08/15/30 13,806,318
5,400,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2024B
5 .000 07/01/28 5,732,023
4,060,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2024B
5 .000 07/01/29 4,406,538
3,500,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2025A
5 .000 07/01/31 3,947,324
5,000,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2025A
5 .000 07/01/32 5,716,831
1,000,000 New Haven, Connecticut, General Obligation Bonds, Series
2025
5 .000 08/01/31 1,116,678
1,350,000 New Haven, Connecticut, General Obligation Bonds, Series
2025
5 .000 08/01/32 1,526,918
TOTAL CONNECTICUT 155,396,781
DELAWARE - 0.3%
2,855,000 (a) Delaware Economic Development Authority, Exempt Facility
Revenue Bonds, NRG Energy Project, Refunding Series 2020B,
(Mandatory Put 10/01/35)
4 .000 10/01/40 2,863,266
2,530,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024A
4 .450 07/01/44 2,541,952
1,270,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024B
4 .200 07/01/39 1,289,995
690,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024B
4 .600 07/01/44 697,374
1,320,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024C
4 .450 07/01/44 1,326,613
2,055,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024D
4 .300 07/01/44 2,067,321
1,470,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2025A
4 .200 07/01/40 1,478,741
3,275,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2025B
4 .650 07/01/40 3,386,611
1,750,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Taxable Series 2025D
4 .750 07/01/40 1,830,287
4,455,000 University of Delaware, Revenue Bonds, Series 2025A 5 .000 11/01/32 5,124,893
500,000 Wilmington, Delaware, General Obligation Bonds, Series 2025 5 .000 01/01/33 575,057
715,000 Wilmington, Delaware, General Obligation Bonds, Series 2025 5 .000 01/01/34 833,104
980,000 Wilmington, Delaware, General Obligation Bonds, Series 2025 5 .000 01/01/35 1,152,569
TOTAL DELAWARE 25,167,783

Portfolio of Investments December 31, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DISTRICT OF COLUMBIA - 1.6%
$ 2,905,000 District of Columbia Student Dormitory Revenue Bonds,
Provident Group - Howard Properties LLC Issue, Series 2013
5 .000% 10/01/30 $ 2,905,434
143,565,000 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006A
0 .000 06/15/46 32,297,617
16,840,000 District of Columbia Water and Sewer Authority, Public Utility
Revenue Bonds, Refunding Subordinate Lien Series 2014C
4 .000 10/01/41 16,839,715
3,190,000 District of Columbia, General Obligation Bonds, Series 2019A 5 .000 10/15/30 3,441,293
5,500,000 District of Columbia, General Obligation Bonds, Series 2024A 5 .000 08/01/41 6,056,262
9,165,000 District of Columbia, General Obligation Bonds, Series 2024A 5 .000 08/01/43 9,865,501
35,000 District of Columbia, General Obligation Bonds, Series 2024A 5 .000 08/01/49 36,479
7,000,000 (a) District of Columbia, Revenue Bonds, Georgetown University,
Refunding Series 2025A, (Mandatory Put 4/03/35)
5 .000 04/01/60 7,912,332
1,250,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
Improvement Projects, Refunding First Senior Lien Series
2019A
5 .000 10/01/33 1,320,577
2,830,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
Improvement Projects, Refunding First Senior Lien Series
2019A
5 .000 10/01/34 2,983,712
1,625,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
Improvement Projects, Refunding First Senior Lien Series
2019A
5 .000 10/01/36 1,704,724
5,610,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2018A, (AMT)
5 .000 10/01/26 5,705,376
5,000,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2019A, (AMT)
5 .000 10/01/31 5,351,930
8,300,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2021A, (AMT)
5 .000 10/01/27 8,601,754
2,460,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2023A, (AMT)
5 .000 10/01/33 2,734,641
5,000,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2023A, (AMT)
5 .000 10/01/34 5,517,713
2,440,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2023A, (AMT)
5 .000 10/01/35 2,677,610
3,620,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2024A, (AMT)
5 .000 10/01/27 3,751,608
5,795,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2024A, (AMT)
5 .000 10/01/28 6,130,878
2,840,000 Washington Metropolitan Area Transit Authority, Dedicated
Revenue Bonds, Green Series 2021A
5 .000 07/15/27 2,948,031
5,000,000 Washington Metropolitan Area Transit Authority, District of
Columbia, Gross Revenue Bonds, Series 2017B
5 .000 07/01/42 5,078,397
TOTAL DISTRICT OF COLUMBIA 133,861,584
FLORIDA - 3.8%
11,195,000 Broward County School Board, Florida, Certificates of
Participation, Series 2022A
5 .000 07/01/26 11,317,519
5,015,000 Broward County School Board, Florida, Certificates of
Participation, Series 2025A
5 .000 07/01/28 5,295,873
10,000,000 Broward County, Florida, Airport System Revenue Bonds,
Series 2015A, (AMT)
5 .000 10/01/34 10,009,665
15,135,000 Broward County, Florida, Airport System Revenue Bonds,
Series 2015A, (AMT)
5 .000 10/01/35 15,148,463
5,500,000 Broward County, Florida, Airport System Revenue Bonds,
Series 2019A, (AMT)
5 .000 10/01/34 5,839,479
3,315,000 Broward County, Florida, Port Facilities Revenue Bonds, Series
2019B, (AMT)
2 .250 09/01/29 3,220,719
730,000 Cape Coral, Florida, Utility Improvement Assessment Bonds,
Refunding Various Areas Series 2017 - AGM Insured
2 .750 09/01/26 729,953
395,000 Cape Coral, Florida, Utility Improvement Assessment Bonds,
Refunding Various Areas Series 2017 - AGM Insured
3 .000 09/01/27 395,794

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 4,195,000 (b) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5 .000% 12/15/35 $ 4,199,645
160,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Classical Preparatory Incorporated
Project, Series 2017A
5 .000 06/15/27 160,470
1,155,000 Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Mater Academy Projects, Series
2020A
5 .000 06/15/35 1,170,912
1,000,000 (a),(b) Florida Development Finance Corporation, Florida, Solid
Waste Disposal Revenue Bonds, GFL Solid Waste Southeast
LLC Project Series 2024A, (AMT), (Mandatory Put 10/01/31)
4 .375 10/01/54 1,012,222
6,250,000 (a) Florida Development Finance Corporation, Florida, Solid
Waste Disposal Revenue Bonds, Waste Management, Inc.
Project, Series 2025A, (AMT), (Mandatory Put 9/01/28)
3 .400 09/01/50 6,278,083
4,720,000 (b) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12 .000 07/15/32 1,093,779
20,000,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .000 07/01/38 15,000,000
16,285,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .000 07/01/41 12,213,750
5,000,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .250 07/01/53 4,923,628
30,615,000 (a),(b) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025B, (AMT), (Mandatory Put 6/15/26)
10 .000 07/01/57 21,430,500
1,355,000 Florida Higher Educational Facilities Financing Authority,
Revenue Bonds, Nova Southeastern University Project,
Refunding Series 2016
5 .000 04/01/32 1,360,090
1,885,000 Florida Higher Educational Facilities Financing Authority,
Revenue Bonds, Nova Southeastern University Project,
Refunding Series 2016
5 .000 04/01/33 1,891,726
6,015,000 Florida Higher Educational Facilities Financing Authority,
Revenue Bonds, Nova Southeastern University Project,
Refunding Series 2016
5 .000 04/01/34 6,035,277
4,290,000 Florida Higher Educational Facilities Financing Authority,
Revenue Bonds, Nova Southeastern University Project,
Refunding Series 2016
5 .000 04/01/35 4,303,721
960,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2017-1
3 .600 07/01/37 960,513
1,985,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2018-2
4 .050 07/01/38 1,998,526
4,470,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2019-1
3 .000 07/01/39 4,050,273
7,550,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2024-5
4 .450 07/01/44 7,599,816
1,900,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2025-5
4 .600 07/01/40 1,952,858
7,890,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Social Series 2021-2
2 .050 07/01/41 6,130,031
14,720,000 Florida Municipal Power Agency, Power Supply Revenue
Bonds, All Requirements Project, Series 2025A
5 .000 10/01/34 16,824,389
3,730,000 Florida Municipal Power Agency, Power Supply Revenue
Bonds, All Requirements Project, Series 2025A
5 .000 10/01/35 4,235,007
4,825,000 Florida State Turnpike Authority, Turnpike Revenue Bonds,
Department of Transportation, Series 2025D
5 .000 07/01/31 5,431,108
5,320,000 Florida State Turnpike Authority, Turnpike Revenue Bonds,
Department of Transportation, Series 2025D
5 .000 07/01/33 6,153,821
5,585,000 Florida State Turnpike Authority, Turnpike Revenue Bonds,
Department of Transportation, Series 2025D
5 .000 07/01/34 6,532,515

Portfolio of Investments December 31, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 5,865,000 Florida State Turnpike Authority, Turnpike Revenue Bonds,
Department of Transportation, Series 2025D
5 .000% 07/01/35 $ 6,925,301
1,980,000 Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C
5 .000 11/15/34 2,292,075
3,400,000 Hillsborough County, Florida, Solid Waste and Resource
Recovery Revenue Bonds, Refunding Series 2016A, (AMT)
4 .000 09/01/34 3,415,823
2,000,000 JEA, Florida, Electric System Revenue Bonds, Series Three
2024A
5 .000 10/01/30 2,216,665
5,195,000 JEA, Florida, Electric System Revenue Bonds, Subordinated
Series Three 2020A
5 .000 10/01/27 5,401,928
10,000,000 Miami Dade County, Florida, Professional Sports Franchise
Facilities Tax Revenue Bonds, Refunding Series 2009A - AGC
Insured
0 .000 10/01/45 3,949,965
5,060,000 Miami-Dade County Educational Facilities Authority, Florida,
Revenue Bonds, University of Miami, Series 2018A
5 .000 04/01/53 5,091,737
2,175,000 Miami-Dade County Expressway Authority, Florida, Toll System
Revenue Bonds, Refunding Series 2014B
5 .000 07/01/27 2,178,419
7,405,000 (a) Miami-Dade County Industrial Development Authority, Florida,
Solid Waste Disposal Revenue Bonds, Waste Management Inc
Project, Series 2018B, (AMT), (Mandatory Put 7/01/26)
4 .000 11/01/48 7,405,846
3,000,000 Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2024A, (AMT)
5 .000 10/01/27 3,103,871
7,350,000 Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2024A, (AMT)
5 .000 10/01/29 7,865,705
16,265,000 Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2024A, (AMT)
5 .000 10/01/33 18,176,725
6,000,000 Miami-Dade County, Florida, Water and Sewer System
Revenue Bonds, Refunding Series 2025B
5 .000 10/01/32 6,878,647
7,645,000 Orange County Health Facilities Authority Revenue Bonds,
Florida, Presbyterian Retirement Communities Obligated
Group Project Series 2023A
4 .000 08/01/36 7,757,583
4,010,000 Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th
Cent Contract Payments, Refunding Senior Series 2017A - AGM
Insured
5 .000 11/01/32 4,156,694
2,015,000 Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th
Cent Contract Payments, Refunding Senior Series 2017A - AGM
Insured
5 .000 11/01/34 2,082,569
1,000,000 Osceola County, Florida, Transportation Revenue Bonds,
Osceola Parkway, Refunding & Improvement Series 2019A-1
5 .000 10/01/49 1,005,577
6,190,000 Palm Beach County School Board, Florida, Certificates of
Participation, Series 2025A
5 .000 08/01/30 6,856,069
585,000 (b) Sawyers Landing Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2021
4 .125 05/01/41 553,865
315,000 (b) Seminole County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Galileo Schools for
Gifted Learning, Series 2021A
4 .000 06/15/36 297,736
425,000 (b) Seminole County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Galileo Schools for
Gifted Learning, Series 2021A
4 .000 06/15/41 371,148
1,390,000 Seminole County School District, Florida, Sales Tax Revenue
Bonds, Series 2025
5 .000 10/01/30 1,543,209
5,000,000 Seminole County School District, Florida, Sales Tax Revenue
Bonds, Series 2025
5 .000 10/01/31 5,634,083
4,750,000 Seminole County School District, Florida, Sales Tax Revenue
Bonds, Series 2025
5 .000 10/01/32 5,426,655
4,000,000 Seminole County School District, Florida, Sales Tax Revenue
Bonds, Series 2025
5 .000 10/01/33 4,627,122
7,410,000 South Florida Water Management District, Certificates of
Participation, Series 2015
5 .000 10/01/33 7,439,404
1,890,000 Tampa, Florida, Capital Improvement Cigarette Tax Allocation
Bonds, H. Lee Moffitt Cancer Center Project, Series 2020A
0 .000 09/01/34 1,368,666

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,495,000 (b) Village Community Development District 15, Florida, Special
Assessment Revenue Bonds, Series 2024
4 .000% 05/01/34 $ 1,518,471
TOTAL FLORIDA 320,441,683
GEORGIA - 2.2%
1,000,000 (b) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-1
5 .000 04/01/34 1,021,002
4,150,000 Atlanta, Georgia, Airport General Revenue Bonds, Green Series
2025B-1, (AMT)
5 .000 07/01/33 4,665,445
7,000,000 Atlanta, Georgia, Airport Passenger Facilities Charge and
General Revenue Bonds, Subordinate Lien Green Series
2023E, (AMT)
5 .000 07/01/34 7,830,194
7,000,000 Atlanta, Georgia, Airport Passenger Facilities Charge and
General Revenue Bonds, Subordinate Lien Green Series
2023E, (AMT)
5 .000 07/01/35 7,786,072
6,250,000 Douglas County School District, Georgia, General Obligation
Bonds, Series 2025
5 .000 04/01/32 7,160,216
1,850,000 Douglas County School District, Georgia, General Obligation
Bonds, Series 2025
5 .000 04/01/33 2,148,434
6,000,000 Fulton County, Georgia, Water and Sewerage Revenue Bonds,
Refunding Series 2025
5 .000 01/01/33 6,925,542
1,315,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2018A
3 .600 12/01/33 1,318,386
1,240,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2018A
3 .850 12/01/38 1,240,354
2,940,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2019A
3 .050 12/01/34 2,847,129
4,000,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2019A
3 .350 12/01/39 3,782,886
8,285,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2019B
2 .950 12/01/39 7,333,798
4,250,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2021A
2 .400 12/01/41 3,333,383
960,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2023A
4 .150 12/01/38 976,907
3,925,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2024A
4 .450 12/01/44 3,947,553
2,740,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2024C
4 .000 12/01/39 2,734,489
5,040,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2024C
4 .400 12/01/44 5,053,143
6,320,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2025C
4 .800 12/01/40 6,584,789
3,450,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2025G
6 .250 12/01/55 3,906,459
5,725,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Sub Series 2015A-1
3 .700 12/01/35 5,725,018
5,000,000 Georgia State, General Obligation Bonds, Series 2015A 4 .000 02/01/32 5,005,987
5,000,000 Georgia State, General Obligation Bonds, Series 2015A 4 .000 02/01/33 5,005,684
8,015,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2021A, (Mandatory Put 9/01/27)
4 .000 07/01/52 8,093,468
10,650,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022A, (Mandatory Put 12/01/29)
4 .000 09/01/52 10,910,898
12,160,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022B, (Mandatory Put 6/01/29)
5 .000 12/01/52 12,720,661
16,700,000 (a),(b) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4 .000 08/01/52 16,685,645
4,000,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023B, (Mandatory Put 3/01/30)
5 .000 07/01/53 4,222,975
4,000,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023E-1, (Mandatory Put 6/01/31)
5 .000 12/01/53 4,282,439
14,745,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2024D, (Mandatory Put 4/01/31)
5 .000 04/01/54 15,849,187

Portfolio of Investments December 31, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GEORGIA (continued)
$ 3,000,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2024E, (Mandatory Put 12/01/32)
5 .000% 05/01/55 $ 3,201,983
8,580,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2025A, (Mandatory Put 6/01/32)
5 .000 06/01/55 9,296,389
6,750,000 Richmond County Board of Education, Georgia, General
Obligation Bonds, Sales Tax Series 2025
5 .000 10/01/32 7,760,993
TOTAL GEORGIA 189,357,508
GUAM - 0.1%
400,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024A
5 .000 07/01/26 403,744
450,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024A
5 .000 07/01/27 462,628
800,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024A
5 .000 07/01/28 836,806
1,250,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024A
5 .000 07/01/30 1,349,653
2,470,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024A
5 .000 07/01/35 2,764,916
630,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024A
5 .000 07/01/38 685,038
1,200,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024A
5 .000 07/01/39 1,298,276
650,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024B
5 .000 07/01/26 656,084
500,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024B
5 .000 07/01/27 514,031
1,000,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024B
5 .000 07/01/28 1,046,007
1,000,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024B
5 .000 07/01/29 1,063,910
1,100,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024B
5 .000 07/01/30 1,187,695
TOTAL GUAM 12,268,788
HAWAII - 0.4%
3,500,000 Hawaii County, Hawaii, General Obligation Bonds, Series
2017A
5 .000 09/01/29 3,602,815
21,240,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and
Subsidiary Projects, Refunding Series 2019
3 .200 07/01/39 19,047,679
6,515,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and
Subsidiary Projects, Series 2017A, (AMT)
3 .100 05/01/26 6,480,110
2,000,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Queens Health Systems, Series 2025A
5 .000 07/01/30 2,196,459
1,545,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Queens Health Systems, Series 2025A
5 .000 07/01/32 1,745,790
1,000,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Queens Health Systems, Series 2025A
5 .000 07/01/33 1,142,141
1,005,000 Hawaii State, General Obligation Bonds, Series 2017FK 5 .000 05/01/34 1,033,974
1,340,000 Honolulu City and County, Hawaii, Wastewater System Revenue
Bonds, First Bond Resolution, Senior Refunding Series 2025A
5 .000 07/01/37 1,554,662
TOTAL HAWAII 36,803,630
IDAHO - 0.2%
310,000 Boise City, Idaho, Airport Revenue Bonds, Aircraft Maintenance
Facilities Project, Subordinate Series 2015, (AMT)
3 .750 09/01/32 310,008
1,455,000 Boise City, Idaho, Airport Revenue Bonds, Employee Parking
Facilities Project, Series 2021B, (AMT)
4 .000 09/01/46 1,317,579
1,210,000 Boise City, Idaho, Airport Revenue Bonds, Public Parking
Facilities Project, Refunding Series 2021A
5 .000 09/01/51 1,238,270
110,000 (a) Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2025B, (Mandatory Put 3/01/32)
5 .000 03/01/60 120,148

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IDAHO (continued)
$ 1,000,000 (b) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Victory Charter School, Inc. Project, Refunding
Series 2016A
5 .000% 07/01/39 $ 1,000,165
895,000 Idaho Housing and Finance Association, Single Family
Mortgage Revenue Bonds, Series 2019C
2 .900 07/01/39 784,238
5,045,000 Idaho Housing and Finance Association, Single Family
Mortgage Revenue Bonds, Series 2024A
4 .450 01/01/44 5,076,511
11,770,000 (b) Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2021
3 .750 09/01/51 11,226,333
TOTAL IDAHO 21,073,252
ILLINOIS - 6.5%
4,700,000 Berwyn, Cook County, Illinois, General Obligation Bonds,
Series 2014A
5 .000 12/01/34 4,700,256
479,000 Cary, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2016 - BAM Insured
2 .700 03/01/26 478,617
1,026,000 Cary, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2016 - BAM Insured
2 .900 03/01/28 1,022,707
943,000 Cary, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2016 - BAM Insured
3 .050 03/01/30 943,108
463,000 Cary, Illinois, Special Tax Bonds, Special Service Area 2,
Refunding Series 2016 - BAM Insured
2 .700 03/01/26 462,629
1,391,000 Cary, Illinois, Special Tax Bonds, Special Service Area 2,
Refunding Series 2016 - BAM Insured
2 .900 03/01/28 1,386,536
1,418,000 Cary, Illinois, Special Tax Bonds, Special Service Area 2,
Refunding Series 2016 - BAM Insured
3 .050 03/01/30 1,418,162
29,585,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016
6 .000 04/01/46 29,931,174
1,860,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2017
5 .000 04/01/33 1,885,919
1,000,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2017
5 .000 04/01/42 1,000,258
1,150,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2018
5 .000 04/01/37 1,167,266
5,950,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A
5 .000 12/01/45 6,097,523
6,005,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2018B
5 .000 01/01/37 6,299,677
1,010,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2022A
4 .500 01/01/48 974,692
3,320,000 Chicago, Illinois, General Obligation Bonds, Chicago Works
Series 2023A
5 .250 01/01/38 3,454,593
2,045,000 (d) Chicago, Illinois, General Obligation Bonds, Refunding Series
2016C, (ETM)
5 .000 01/01/26 2,045,000
4,740,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5 .000 01/01/29 5,004,626
7,965,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5 .000 01/01/30 8,538,870
725,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2024A
5 .000 01/01/26 725,000
1,100,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2024A
5 .000 01/01/27 1,120,483
1,285,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2024A
5 .000 01/01/28 1,331,262
1,500,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2024A
5 .000 01/01/29 1,578,902
1,000,000 Cook County Community Consolidated School District 64,
Illinois, Park Ridge, General Obligation Bonds, School Series
2025
5 .000 12/01/43 1,068,508
2,550,000 Cook County Community Consolidated School District 64,
Illinois, Park Ridge, General Obligation Bonds, School Series
2025
4 .250 12/01/47 2,517,942
3,450,000 Cook County, Illinois, Sales Tax Revenue Bonds, Series 2021A 4 .000 11/15/41 3,399,797

Portfolio of Investments December 31, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 1,150,000 DuPage County Forest Preserve District, Illinois, General
Obligation Bonds, Limited Tax Series 2025
5 .000% 11/01/28 $ 1,226,744
4,020,000 DuPage County School District 58 Downers Grove, Illinois,
General Obligation Bonds,  School Series 2022
5 .250 12/15/39 4,487,092
1,000,000 Effingham and Clay Counties Community Unit School District
Number 40, Effingham,  Illinois, General Obligation Bonds,
School Series 2019A - BAM Insured
4 .000 12/01/30 1,027,655
1,000,000 Effingham and Clay Counties Community Unit School District
Number 40, Effingham,  Illinois, General Obligation Bonds,
School Series 2019A - BAM Insured
4 .000 12/01/34 1,015,732
1,395,000 Effingham and Clay Counties Community Unit School District
Number 40, Effingham,  Illinois, General Obligation Bonds,
School Series 2019A - BAM Insured
4 .000 12/01/35 1,410,673
1,455,000 Effingham and Clay Counties Community Unit School District
Number 40, Effingham,  Illinois, General Obligation Bonds,
School Series 2019A - BAM Insured
4 .000 12/01/36 1,468,146
2,855,000 Elmhurst Park District, DuPage and Cook Counties, Illinois,
General Obligation Bonds, Series 2025
4 .125 12/15/45 2,803,441
1,016,000 Huntley, Illinois, Special Tax Bonds, Special Service Area 9,
Refunding Series 2017 - BAM Insured
3 .000 03/01/26 1,016,279
1,045,000 Huntley, Illinois, Special Tax Bonds, Special Service Area 9,
Refunding Series 2017 - BAM Insured
3 .150 03/01/27 1,045,511
1,000,000 (a) Illinois Development Finance Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc. Project, Series 2019,
(Mandatory Put 11/02/26)
3 .450 11/01/44 1,001,067
3,390,000 Illinois Finance Authority, Revenue Bonds, Advocate Health
Care Network, Refunding Series 2008A-2
4 .000 11/01/30 3,472,001
3,690,000 Illinois Finance Authority, Revenue Bonds, Advocate Health
Care Network, Refunding Series 2008A-3
5 .000 11/01/30 3,873,154
4,960,000 Illinois Finance Authority, Revenue Bonds, Advocate Health
Care Network, Series 2008A-1
4 .000 11/01/30 5,080,281
6,400,000 Illinois Finance Authority, Revenue Bonds, Ann & Robert H.
Lurie Children's Hospital of Chicago, Refunding Series 2017
4 .000 08/15/39 6,321,687
2,130,000 Illinois Finance Authority, Revenue Bonds, Art Institute of
Chicago, Series 2016
5 .000 03/01/30 2,136,704
28,010,000 (d) Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C, (Pre-refunded 2/15/27)
4 .000 02/15/41 28,475,056
85,000 Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C
4 .000 02/15/41 83,355
915,000 (d) Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C, (Pre-refunded 2/15/27)
4 .000 02/15/41 930,192
2,375,000 (d) Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C, (Pre-refunded
2/15/27)
3 .625 02/15/32 2,404,138
10,000,000 (d) Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C, (Pre-refunded
2/15/27)
3 .750 02/15/34 10,136,395
70,000 (d) Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C, (Pre-refunded
2/15/27)
4 .000 02/15/41 71,162
1,505,000 (d) Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C, (Pre-refunded
2/15/27)
4 .000 02/15/41 1,529,988
2,505,000 Illinois Finance Authority, Revenue Bonds, Memorial Health
System, Series 2019
5 .000 04/01/31 2,661,311
1,300,000 Illinois Finance Authority, Revenue Bonds, Memorial Health
System, Series 2019
5 .000 04/01/32 1,377,978
4,510,000 Illinois Finance Authority, Revenue Bonds, Memorial Health
System, Series 2019
5 .000 04/01/34 4,758,401
7,610,000 Illinois Finance Authority, Revenue Bonds, Memorial Health
System, Series 2019
5 .000 04/01/36 7,988,352
2,410,000 (d) Illinois Finance Authority, Revenue Bonds, Northwest
Community Hospital, Refunding Series 2016A, (Pre-refunded
7/01/26)
5 .000 07/01/33 2,439,367

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 3,170,000 (d) Illinois Finance Authority, Revenue Bonds, Northwest
Community Hospital, Refunding Series 2016A, (Pre-refunded
7/01/26)
5 .000% 07/01/34 $ 3,208,627
5,010,000 (d) Illinois Finance Authority, Revenue Bonds, Northwest
Community Hospital, Refunding Series 2016A, (Pre-refunded
7/01/26)
5 .000 07/01/35 5,071,048
1,000,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2015A
5 .000 11/15/27 1,000,977
1,935,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2015A
5 .000 11/15/28 1,937,448
2,000,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2015A
5 .000 11/15/29 2,002,424
1,545,000 Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Series 2007
5 .400 04/01/27 1,545,552
4,000,000 (a) Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2025B-1, (Mandatory
Put 8/15/30)
5 .000 08/15/43 4,291,970
4,000,000 (a) Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2025B-2, (Mandatory
Put 8/15/35)
5 .000 08/15/44 4,441,444
1,545,000 Illinois FInance Authority, Revenue Bonds, Southern Illinois
Healthcare Enterprises, Inc., Refunding Series 2017C
5 .000 03/01/32 1,574,566
2,760,000 Illinois FInance Authority, Revenue Bonds, Southern Illinois
Healthcare Enterprises, Inc., Refunding Series 2017C
5 .000 03/01/33 2,810,411
2,005,000 Illinois FInance Authority, Revenue Bonds, Southern Illinois
Healthcare Enterprises, Inc., Refunding Series 2017C
5 .000 03/01/34 2,039,537
1,815,000 Illinois FInance Authority, Revenue Bonds, Southern Illinois
Healthcare Enterprises, Inc., Refunding Series 2017C
4 .000 03/01/35 1,805,642
3,150,000 (a) Illinois Finance Authority, Revenue Bonds, University of
Chicago Medicine, Series 2022A, (Mandatory Put 8/15/27)
5 .000 08/15/52 3,235,531
8,750,000 Illinois Finance Authority, Revenue Bonds, University of
Chicago, Series 2014A
4 .000 10/01/38 8,751,605
5,100,000 (a) Illinois Finance Authority, Revenue Bonds, University of
Chicago, Series 2021B, (Mandatory Put 8/15/31)
5 .000 08/15/53 5,595,215
3,070,000 (a),(b) Illinois Finance Authority, Surface Freight Transfer Facilities
Revenue Bonds, CenterPoint Joliet Terminal Railroad Project,
Series 2017, (AMT), (Mandatory Put 7/02/35)
4 .800 12/01/43 3,171,743
7,500,000 (a),(b) Illinois Finance Authority, Surface Freight Transfer Facilities
Revenue Bonds, CenterPointJoliet Terminal Railroad Project,
Series 2016, (AMT), (Mandatory Put 12/31/34)
4 .125 12/01/43 7,494,632
13,655,000 (a),(b) Illinois Finance Authority, Surface Freight Transfer Facilities
Revenue Bonds, CenterPointJoliet Terminal Railroad Project,
Series 2020, (AMT), (Mandatory Put 12/31/34)
4 .125 12/01/50 13,645,227
1,000,000 (a) Illinois Finance Authority, Water Facilities Revenue Bonds,
American Water Capital Corporation Project, Refunding Series
2019, (Mandatory Put 10/01/29)
2 .450 10/01/39 971,454
21,355,000 Illinois Housing Development Authority, Revenue Bonds,
Green Series 2021B
2 .150 10/01/41 15,757,276
560,000 Illinois Housing Development Authority, Revenue Bonds, Series
2019D
2 .950 10/01/39 491,871
5,475,000 Illinois Housing Development Authority, Revenue Bonds, Social
Series 2024I
4 .450 10/01/44 5,508,015
20,000,000 Illinois Municipal Electric Agency, Power Supply System
Revenue Bonds, Refunding Series 2025A
5 .000 02/01/34 23,104,338
1,000,000 Illinois State, General Obligation Bonds, June Series 2016 5 .000 06/01/28 1,008,571
3,090,000 Illinois State, General Obligation Bonds, June Series 2016 3 .500 06/01/29 3,093,926
12,200,000 Illinois State, General Obligation Bonds, November Series
2016
5 .000 11/01/26 12,421,219
3,180,000 Illinois State, General Obligation Bonds, November Series
2017C
5 .000 11/01/29 3,295,560
1,425,000 Illinois State, General Obligation Bonds, November Series
2017D
3 .250 11/01/26 1,430,872
7,525,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/26 7,662,072

Portfolio of Investments December 31, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 18,075,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000% 11/01/27 $ 18,787,527
1,900,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/28 1,971,212
2,000,000 Illinois State, General Obligation Bonds, November Series
2019B
5 .000 11/01/30 2,150,042
4,075,000 Illinois State, General Obligation Bonds, Refunding June Series
2022B
5 .000 03/01/26 4,089,776
3,570,000 Illinois State, General Obligation Bonds, Refunding October
Series 2024
5 .000 02/01/27 3,654,094
2,000,000 Illinois State, General Obligation Bonds, Refunding October
Series 2024
5 .000 02/01/28 2,087,514
2,205,000 Illinois State, General Obligation Bonds, Refunding October
Series 2024
5 .000 02/01/29 2,344,680
1,600,000 Illinois State, General Obligation Bonds, Refunding September
Series 2018B
5 .000 10/01/32 1,678,717
7,100,000 Illinois State, General Obligation Bonds, Taxable September
Series 2025B
5 .250 09/01/29 7,686,477
6,615,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Refunding Senior Lien Series 2016A
5 .000 12/01/31 6,627,909
7,160,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Refunding Senior Lien Series 2016A
5 .000 12/01/32 7,173,496
5,800,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Refunding Senior Series 2024A
5 .000 01/01/36 6,664,638
9,860,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2014C
5 .000 01/01/36 9,875,056
10,015,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2014C
5 .000 01/01/39 10,026,047
13,090,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2015A
5 .000 01/01/40 13,102,337
3,540,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2015B
5 .000 01/01/40 3,543,337
2,520,000 Illinois, General Obligation Bonds, Illinois FIRST Program,
Series 2001 - FGIC Insured
6 .000 11/01/26 2,569,699
3,655,000 Kendall, Kane, and Will Counties Community Unit School
District 308 Oswego,  Illinois, General Obligation Bonds,
Refunding School Series 2016
5 .000 02/01/35 3,661,890
1,485,000 LaSalle and Bureau Counties High School District 120 LaSalle-
Peru, Illinois, General Obligation Bonds, School Building Series
2017 - BAM Insured
5 .000 12/01/30 1,513,436
1,215,000 LaSalle and Bureau Counties High School District 120 LaSalle-
Peru, Illinois, General Obligation Bonds, School Building Series
2017 - BAM Insured
5 .000 12/01/31 1,237,271
1,645,000 LaSalle and Bureau Counties High School District 120 LaSalle-
Peru, Illinois, General Obligation Bonds, School Building Series
2017 - BAM Insured
5 .000 12/01/32 1,673,361
1,725,000 LaSalle and Bureau Counties High School District 120 LaSalle-
Peru, Illinois, General Obligation Bonds, School Building Series
2017 - BAM Insured
5 .000 12/01/33 1,752,707
1,815,000 LaSalle and Bureau Counties High School District 120 LaSalle-
Peru, Illinois, General Obligation Bonds, School Building Series
2017 - BAM Insured
5 .000 12/01/34 1,842,018
1,845,000 LaSalle County, Illinois, General Obligation Bonds, Self-
Insurance Series 2019
4 .000 12/01/27 1,885,570
1,925,000 LaSalle County, Illinois, General Obligation Bonds, Self-
Insurance Series 2019
4 .000 12/01/28 1,973,647
1,560,000 LaSalle County, Illinois, General Obligation Bonds, Self-
Insurance Series 2019
4 .000 12/01/29 1,599,618
2,430,000 Madison County Community Unit School District 7
Edwardsville, Illinois, General Obligation Bonds, Series 2017A
5 .000 12/01/28 2,433,421
2,500,000 Madison County Community Unit School District 7
Edwardsville, Illinois, General Obligation Bonds, Series 2017A
5 .000 12/01/29 2,503,421

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 1,500,000 Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and
Greene Counties Community College District 536, Illinois,
General Obligation Bonds, Lewis & Clark Community College,
Refunding Series 2017A - AGM Insured
5 .000% 11/01/31 $ 1,525,117
4,385,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A - BAM
Insured
4 .000 06/15/50 3,862,900
1,905,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2012B
0 .000 12/15/51 521,261
1,810,000 (f) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
0 .000 12/15/37 1,471,394
9,045,000 (f) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
0 .000 12/15/42 6,955,875
6,000,000 (f) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
0 .000 12/15/47 4,439,554
1,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2020B
5 .000 06/15/42 1,022,394
9,580,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 12/15/29 8,446,425
3,970,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A
0 .000 06/15/30 3,438,054
15,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
AGM Insured
0 .000 12/15/40 8,203,215
325,000 Montgomery, Illinois, Lakewood Creek Project Special
Assessment Bonds, Series 2018 - BAM Insured
3 .100 03/01/26 325,120
375,000 Montgomery, Illinois, Lakewood Creek Project Special
Assessment Bonds, Series 2018 - BAM Insured
3 .200 03/01/27 376,566
260,000 Montgomery, Illinois, Lakewood Creek Project Special
Assessment Bonds, Series 2018 - BAM Insured
3 .300 03/01/28 260,928
445,000 Montgomery, Illinois, Lakewood Creek Project Special
Assessment Bonds, Series 2018 - BAM Insured
3 .450 03/01/30 447,660
260,000 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill
Station Redevelopment Project, Senior Lien Series 2019
4 .250 01/01/29 259,985
10,000,000 Northern Illinois Municipal Power Agency, Power Project
Revenue Bonds, Prairie State Project, Refunding Series 2016A
5 .000 12/01/41 10,083,196
325,000 Northern Illinois University, Auxiliary Facilities System Revenue
Bonds, Series 2021 - BAM Insured
5 .000 10/01/27 335,130
650,000 Northern Illinois University, Auxiliary Facilities System Revenue
Bonds, Series 2021 - BAM Insured
5 .000 10/01/28 680,122
1,491,000 Plano, Illinois, Special Tax Bonds, Special Service Area 1 &
2 Lakewood Springs Project, Refunding Series 2014 - AGM
Insured
5 .000 03/01/29 1,492,875
3,040,000 (d) Railsplitter Tobacco Settlement Authority, Illinois, Tobacco
Settlement Revenue Bonds, Series 2017, (Pre-refunded
6/01/26)
5 .000 06/01/27 3,070,060
1,283,000 Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood
Grove Special Service Areas 1, 3 & 4, Refunding Series 2017 -
BAM Insured
3 .700 03/01/29 1,293,825
1,073,000 Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood
Grove Special Service Areas 1, 3 & 4, Refunding Series 2017 -
BAM Insured
3 .800 03/01/30 1,083,308
2,187,000 Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood
Grove Special Service Areas 1, 3 & 4, Refunding Series 2017 -
BAM Insured
4 .000 03/01/33 2,212,829
2,125,000 Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitization Bonds, Refunding Second Lien Series 2024A
5 .000 01/01/37 2,341,976
2,440,000 Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitzation Bonds, Second Lien Series 2020A
5 .000 01/01/36 2,570,815
2,435,000 Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitzation Bonds, Second Lien Series 2020A - BAM Insured
5 .000 01/01/37 2,563,838

Portfolio of Investments December 31, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 2,715,000 Southwestern Illinois Development Authority, Illinois, Local
Government Revenue Bonds, Triad Community Unit School
District 2 Project, Series 2025B - BAM Insured
5 .000% 04/01/39 $ 3,013,908
2,105,000 Southwestern Illinois Development Authority, Illinois, Local
Government Revenue Bonds, Triad Community Unit School
District 2 Project, Series 2025B - BAM Insured
5 .000 04/01/40 2,307,289
3,960,000 Southwestern Illinois Development Authority, Illinois, Local
Government Revenue Bonds, Triad Community Unit School
District 2 Project, Series 2025B - BAM Insured
5 .000 04/01/41 4,289,999
2,935,000 Southwestern Illinois Development Authority, Local
Government Program Revenue Bonds, Southwestern Illinois
Flood District Council Project, Series 2016B
4 .000 10/15/40 2,935,156
965,000 Southwestern Illinois Development Authority, Local
Government Program Revenue Bonds, Southwestern Illinois
Flood District Council Project, Series 2020
4 .000 04/15/34 994,718
1,250,000 Southwestern Illinois Development Authority, Local
Government Program Revenue Bonds, Southwestern Illinois
Flood District Council Project, Series 2020
4 .000 10/15/35 1,280,168
5,675,000 Will County Community High School District 210 Lincoln-
Way, Illinois, General Obligation Bonds, Capital Appreciation
Refunding School Series 2013B
0 .000 01/01/30 4,953,508
3,855,000 Winnebago-Boone Counties School District 205 Rockford,
Illinois, General Obligation Bonds, Series 2013
0 .000 02/01/26 3,844,191
TOTAL ILLINOIS 556,176,419
INDIANA - 2.6%
2,100,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Earlham College, Refunding Series 2013A
5 .000 10/01/32 2,100,019
3,500,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, University of Indianapolis Project, Series 2017
5 .000 10/01/43 3,469,167
3,070,000 (a) Indiana Finance Authority, Environmental Facilities Revenue
Bonds, Indianapolis Power & Light Company Project, Refunding
Series 2020A, (AMT), (Mandatory Put 4/01/26)
0 .950 12/01/38 3,049,647
6,750,000 Indiana Finance Authority, Environmental Facilities Revenue
Bonds, Indianapolis Power & Light Company Project, Refunding
Series 2021B, (Mandatory Put 8/01/26)
1 .400 08/01/29 6,185,701
4,000,000 (a) Indiana Finance Authority, Environmental Improvement
Revenue Bonds, Southern Indiana Gas & Electric Company,
Refunding Series 2013A, (AMT), (Mandatory Put 8/01/28)
4 .000 05/01/43 4,008,351
2,375,000 Indiana Finance Authority, Environmental Improvement
Revenue Bonds, United States Steel Corporation Project,
Refunding Series 2021A
4 .125 12/01/26 2,376,495
6,440,000 (a) Indiana Finance Authority, Hospital Revenue Bonds, Goshen
Health, Series 2019B, (Mandatory Put 11/01/26)
2 .100 11/01/49 6,319,521
12,830,000 (a) Indiana Finance Authority, Hospital Revenue Bonds, Indiana
University Health Obligation Group, Long Term Rate Series
2023B-3, (Mandatory Put 7/01/32)
5 .000 10/01/55 14,371,353
3,850,000 (a) Indiana Finance Authority, Hospital Revenue Bonds, Indiana
University Health Series 2025D-1, (Mandatory Put 10/01/29)
5 .000 10/01/64 4,113,436
9,530,000 (a) Indiana Finance Authority, Hospital Revenue Bonds, Indiana
University Health Series 2025D-2, (Mandatory Put 10/01/31)
5 .000 10/01/63 10,494,627
5,000,000 Indiana Finance Authority, Revenue Bonds, Ascension Senior
Credit Group, Series 2025A-1
5 .000 11/15/30 5,523,045
1,710,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, Series 2014A
5 .000 10/01/26 1,713,315
1,470,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Series 2021A
2 .050 07/01/41 1,067,444
11,335,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Social PAC Series
2021B
2 .125 07/01/41 8,223,886
1,500,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Social Series 2024A-1
4 .500 07/01/44 1,510,214
5,005,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Social Series 2024B-1
4 .650 07/01/44 5,077,871

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA (continued)
$ 7,665,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Social Series 2024C-1
4 .550% 07/01/44 $ 7,735,472
14,375,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Refunding Series
2019D, (AMT)
5 .000 01/01/27 14,658,321
4,230,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Refunding Series
2019D, (AMT)
5 .000 01/01/29 4,481,104
3,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Series 2023I-2, (AMT)
5 .000 01/01/27 3,059,128
3,150,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Series 2023I-2, (AMT)
5 .000 01/01/28 3,275,196
1,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Local Income Tax Revenue Bonds, Indianapolis Public
Transportation Corporation Project, Green Series 2025A
5 .000 07/15/37 1,130,285
1,375,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Local Income Tax Revenue Bonds, Indianapolis Public
Transportation Corporation Project, Green Series 2025A
5 .000 07/15/43 1,463,438
1,000,000 IPS Multi-School Building Corporation, Indiana, First Mortgage
Revenue Bonds, Ad Valorem Property Tax Social Series 2025
5 .000 07/15/36 1,145,725
2,000,000 IPS Multi-School Building Corporation, Indiana, First Mortgage
Revenue Bonds, Refunding & Improvement, Social Series 2024
5 .000 07/15/43 2,120,347
4,500,000 IPS Multi-School Building Corporation, Indiana, First Mortgage
Revenue Bonds, Social Series 2024
5 .000 07/15/41 4,832,008
4,750,000 IPS Multi-School Building Corporation, Indiana, First Mortgage
Revenue Bonds, Social Series 2024
5 .000 07/15/44 5,003,880
4,000,000 (a) Mount Vernon, Indiana, Environmental Improvement Revenue
Bonds, Southern Indiana Gas and Electric Company Project,
Series 2015, (AMT), (Mandatory Put 9/01/28)
4 .250 09/01/55 4,053,776
33,040,000 Richmond Hospital Authority, Indiana, Revenue Bonds, Reid
Hospital Project, Refunding Series 2018B
5 .000 01/01/36 33,369,667
7,675,000 (a) Rockport, Indiana, Pollution Control Revenue Refunding Bonds,
Indiana Michigan Power Company Project, Series 2025A,
(Mandatory Put 6/01/29)
3 .700 06/01/47 7,834,984
2,320,000 Valparaiso 21st Century School Building Corporation, Porter
County, Indiana, First Mortgage Bonds, Ad Valorem Property
Tax Refunding Series 2025
5 .000 07/15/32 2,607,935
2,480,000 (b) Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt
Paper LLC Project, Refunding Series 2024, (AMT)
4 .500 01/01/34 2,541,704
1,025,000 Vanderburgh County,Indiana, Redevelopment District Tax
Increment Revenue bonds, Refunding Series 2014
5 .000 02/01/26 1,026,940
1,805,000 Vanderburgh County,Indiana, Redevelopment District Tax
Increment Revenue bonds, Refunding Series 2014
5 .000 02/01/27 1,808,344
1,800,000 Vanderburgh County,Indiana, Redevelopment District Tax
Increment Revenue bonds, Refunding Series 2014
5 .000 02/01/29 1,803,334
2,700,000 Vanderburgh County,Indiana, Redevelopment District Tax
Increment Revenue bonds, Refunding Series 2014
5 .000 02/01/31 2,705,002
1,340,000 Westfield-Washington Multi-School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2024A
- BAM Insured
5 .250 07/15/39 1,522,383
1,750,000 Westfield-Washington Multi-School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2024A
- BAM Insured
5 .250 07/15/41 1,941,289
2,070,000 Westfield-Washington Multi-School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2025C
- BAM Insured
5 .000 07/15/35 2,346,144
2,190,000 Westfield-Washington Multi-School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2025C
- BAM Insured
5 .000 07/15/36 2,462,638
1,535,000 Westfield-Washington Multi-School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2025C
- BAM Insured
5 .000 07/15/37 1,712,074

Portfolio of Investments December 31, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA (continued)
$ 17,260,000 (a) Whiting, Indiana, Environmental Facilities Refunding Revenue
Bonds, BP Products North America Inc. Project, Refunidng
Series 2019A, (AMT), (Mandatory Put 6/05/26)
5 .000% 12/01/44 $ 17,419,727
4,310,000 (a) Whiting, Indiana, Environmental Facilities Revenue Bonds, BP
Products North America Inc. Project, Series 2008, (Mandatory
Put 6/21/35)
4 .200 06/01/44 4,533,920
TOTAL INDIANA 218,198,857
IOWA - 1.0%
3,120,000 Des Moines, Iowa, General Obligation Bonds, Series 2025A 5 .000 06/01/33 3,603,339
2,555,000 Des Moines, Iowa, General Obligation Bonds, Series 2025A 5 .000 06/01/34 2,945,565
3,740,000 Des Moines, Iowa, General Obligation Bonds, Series 2025A 5 .000 06/01/35 4,283,492
1,755,000 Iowa City Community School District, Johnson County, Iowa,
General Obligaiton Bonds, School Series 2020 - BAM Insured
2 .500 06/01/39 1,454,503
7,300,000 Iowa Finance Authority, Health Facilities Revenue Bonds,
UnityPoint Health Project,  Series 2014C
4 .125 02/15/35 7,300,899
5,555,000 (a),(d) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32), (Mandatory Put
12/01/32)
4 .000 12/01/50 6,044,052
4,995,000 (d) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32)
5 .000 12/01/50 5,748,953
9,030,000 (a),(d) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32), (Mandatory Put
12/01/42)
5 .000 12/01/50 10,393,002
2,000,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Series 2019D
2 .600 07/01/37 1,773,320
4,835,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Series 2020A
3 .750 01/01/50 4,841,134
7,400,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Social Series 2021B
2 .200 07/01/41 5,625,506
2,250,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Social Series 2021D
2 .100 07/01/38 1,822,133
2,835,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Social Series 2024C
4 .500 07/01/44 2,855,473
800,000 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
Backed Bonds, Senior Class 1 Series 2021A-2
5 .000 06/01/27 822,977
2,100,000 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
Backed Bonds, Senior Class 1 Series 2021A-2
5 .000 06/01/28 2,202,546
1,600,000 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
Backed Bonds, Senior Class 1 Series 2021A-2
5 .000 06/01/30 1,727,894
1,605,000 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
Backed Bonds, Senior Class 1 Series 2021A-2
5 .000 06/01/31 1,750,021
1,610,000 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
Backed Bonds, Senior Class 1 Series 2021A-2
5 .000 06/01/32 1,742,147
1,000,000 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
Backed Bonds, Senior Class 1 Series 2021A-2
5 .000 06/01/33 1,073,366
8,180,000 (a) PEFA Inc., Public Energy Facilities Authority, Inc., Iowa, Gas
Project Revenue Bonds, Series 2019, (Mandatory Put 9/01/26)
5 .000 09/01/49 8,253,888
5,000,000 Polk County, Iowa, General Obligation Capital Loan Notes,
Series 2025B
5 .000 06/01/45 5,292,609
1,000,000 Waterloo Community School District, Iowa, School
Infrastructure Sales, Services and Use Tax Revenue Bonds,
Series 2025 - BAM Insured
4 .500 07/01/43 1,016,997
TOTAL IOWA 82,573,816
KANSAS - 0.4%
6,960,000 Hutchinson, Kansas, General Obligation Bonds, Temporary
Notes Series 2025D
3 .375 10/01/28 6,987,666
3,635,000 Kansas Department of Transportation, Highway Revenue
Bonds, Refunding Series 2025A
5 .000 09/01/29 3,960,982
5,000,000 Kansas Department of Transportation, Highway Revenue
Bonds, Refunding Series 2025A
5 .000 09/01/30 5,558,570

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KANSAS (continued)
$ 5,000,000 (a) Kansas Development Finance Authority, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021B,
(Mandatory Put 11/15/31)
5 .000% 11/15/54 $ 5,533,060
3,280,000 (a) Kansas Development Finance Authority, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021B,
(Mandatory Put 11/15/28)
5 .000 11/15/54 3,467,341
5,000,000 Manhattan, Kansas, General Obligation Bonds, Temporary
Notes, Series 2024-02 - BAM Insured
5 .000 06/15/28 5,043,171
2,400,000 (b) Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Village East Project Areas
2B 3 and 5, Series 2022
5 .750 09/01/39 2,442,210
TOTAL KANSAS 32,993,000
KENTUCKY - 1.9%
110,000 Ashland, Kentucky, Medical Center Revenue Bonds, Ashland
Hospital Corporation d/b/a King's Daughters Medical Center
Project, Refunding Series 2019
4 .000 02/01/33 110,837
500,000 Ashland, Kentucky, Medical Center Revenue Bonds, Ashland
Hospital Corporation d/b/a King's Daughters Medical Center
Project, Refunding Series 2019
4 .000 02/01/34 501,324
180,000 Ashland, Kentucky, Medical Center Revenue Bonds, Ashland
Hospital Corporation d/b/a King's Daughters Medical Center
Project, Refunding Series 2019
4 .000 02/01/35 180,088
1,110,000 Ashland, Kentucky, Medical Center Revenue Bonds, Ashland
Hospital Corporation d/b/a King's Daughters Medical Center
Project, Refunding Series 2019
4 .000 02/01/36 1,103,579
5,000,000 Carroll County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project, Refunding Series
2006B, (AMT)
2 .125 10/01/34 4,294,841
21,405,000 Carroll County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project, Series 2008A,
(AMT)
2 .000 02/01/32 19,246,736
1,000,000 Christian County, Kentucky, Hospital Revenue Bonds, Jennie
Stuart Medical Center, Series 2016
5 .375 02/01/36 1,001,090
3,515,000 Kentucky Asset/Liability Commission, General Fund Revenue
Project Notes, Federal Highway Trust Fund, First Refunding
Series 2024A
5 .000 09/01/26 3,568,491
3,200,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Health, Refunding Series 2017A
5 .000 06/01/37 3,223,065
1,190,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Medical Health System, Series
2015A
4 .500 06/01/46 1,088,643
2,465,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, CommonSpirit Health, Series 2019A-1
5 .000 08/01/28 2,591,175
1,635,000 Kentucky Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2024C
4 .400 07/01/44 1,640,605
1,555,000 Kentucky Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2025A
4 .200 07/01/40 1,562,773
1,000,000 Kentucky Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2025A
4 .500 07/01/45 1,000,300
1,000,000 Kentucky Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2025C
4 .900 07/01/45 1,025,539
4,605,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 119, Series 2018
5 .000 05/01/37 4,787,856
2,650,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 131, Series 2024A
5 .000 10/01/28 2,823,141
3,250,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 133, Series 2025A
5 .000 09/01/31 3,653,670
5,000,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 133, Series 2025A
5 .000 09/01/33 5,752,844
9,875,000 Louisville and Jefferson County Metropolitan Government
Board of Water Works, Kentucky, Water System Revenue
Bonds, Series 2025
5 .000 11/15/33 11,566,808

Portfolio of Investments December 31, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KENTUCKY (continued)
$ 12,025,000 Louisville and Jefferson County Metropolitan Sewer District,
Kentucky, Sewer and Drainage System Revenue Bonds,
Refunding Series 2025A
5 .000% 05/15/33 $ 13,924,346
1,320,000 Louisville Regional Airport Authority, Kentucky, Airport System
Revenue Bonds, Refunding Series 2014A, (AMT)
5 .000 07/01/26 1,323,905
3,280,000 Louisville Regional Airport Authority, Kentucky, Airport System
Revenue Bonds, Refunding Series 2014A, (AMT)
5 .000 07/01/28 3,292,502
7,800,000 (a) Louisville/Jefferson County Metro Government, Kentucky,
Health System Revenue Bonds, Norton Healthcare, Inc., Series
2023B, (Mandatory Put 10/01/29)
5 .000 10/01/47 8,312,487
7,110,000 Louisville-Jefferson County Metropolitan Government,
Kentucky, Pollution Control Revenue Bonds, Louisville Gas and
Electric Company Project, Series 2003A
2 .000 10/01/33 6,207,038
1,060,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-
Calloway County Public Hospital Corporation Project,
Refunding Series 2016
5 .000 08/01/26 1,066,277
1,110,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-
Calloway County Public Hospital Corporation Project,
Refunding Series 2016
5 .000 08/01/27 1,118,125
1,165,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-
Calloway County Public Hospital Corporation Project,
Refunding Series 2016
5 .000 08/01/28 1,173,416
1,230,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-
Calloway County Public Hospital Corporation Project,
Refunding Series 2016
5 .000 08/01/29 1,238,657
2,935,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-
Calloway County Public Hospital Corporation Project,
Refunding Series 2016
5 .000 08/01/37 2,945,306
15,000,000 (a) Owen County, Kentucky, Waterworks System Revenue Bonds,
Kentucky-American Water Company Project, Refunding Series
2019A, (Mandatory Put 10/01/29)
2 .450 06/01/39 14,571,802
18,405,000 (a) Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Refunding Series 2024B, (Mandatory Put 8/01/32)
5 .000 01/01/55 19,810,266
1,000,000 (a) Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Series 2022A-1, (Mandatory Put 8/01/30)
4 .000 08/01/52 1,010,129
3,335,000 (a) Trimble County, Kentucky, Environmental Facilities Revenue
Bonds, Louisville Gas & Electric Company Project, Series
2023A, (AMT), (Mandatory Put 6/01/27)
4 .700 06/01/54 3,360,480
5,700,000 (a) Trimble County, Kentucky, Pollution Control Revenue Bonds,
Louisville Gas and Electric Company Project, Series 2016A,
(AMT), (Mandatory Put 9/01/27)
1 .300 09/01/44 5,431,297
1,500,000 University of Kentucky, General Receipts Bonds, Series 2018A 3 .000 10/01/34 1,468,374
5,320,000 University of Kentucky, General Receipts Bonds, Series 2018A 3 .125 10/01/37 5,074,109
TOTAL KENTUCKY 162,051,921
LOUISIANA - 1.8%
14,510,000 Calcasieu Parish Memorial Hospital Service District, Louisiana,
Revenue Bonds, Lake Charles Memorial Hospital, Refunding
Series 2019
5 .000 12/01/34 14,747,046
2,895,000 East Baton Rouge Parish Capital Improvement District,
Louisiana, Movebr Sales Tax Revenue Bonds, Series 2024
5 .000 08/01/38 3,278,648
2,080,000 East Baton Rouge Parish Capital Improvement District,
Louisiana, Movebr Sales Tax Revenue Bonds, Series 2024
5 .000 08/01/39 2,336,724
870,000 Greater New Orleans Expressway Commission, Louisiana, Toll
Revenue Bonds, Subordinate Lien Refunding Series 2025
5 .000 11/01/42 937,151
7,295,000 Livingston Parish, Louisiana, Sales Tax Revenue Bonds, Series
2025
5 .000 10/01/31 8,156,917
2,470,000 Louisiana Housing Corporation, Single Family Mortgage
Revenue Bonds, Home Ownership Program, Series 2021D
2 .350 12/01/41 1,922,306
3,050,000 Louisiana Housing Corporation, Single Family Mortgage
Revenue Bonds, Home Ownership Program, Series 2024A
4 .400 12/01/44 3,059,872
2,085,000 Louisiana Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2025A
4 .150 12/01/40 2,088,083

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 3,585,000 Louisiana Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2025A
4 .500% 12/01/45 $ 3,607,127
1,090,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Bossier City, Louisiana Project, Refunding Series 2025
5 .000 06/01/33 1,240,007
11,230,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Entergy Lousiana, LLC Project, Refunding Series 2021B
2 .500 04/01/36 9,643,241
11,120,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Westlake
Chemical Corporation Projects, Refunding Series 2017
3 .500 11/01/32 11,038,008
1,430,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5 .000 05/15/28 1,468,541
1,065,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5 .000 05/15/29 1,093,100
1,185,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5 .000 05/15/30 1,215,666
1,765,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5 .000 05/15/31 1,810,029
1,140,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5 .000 05/15/32 1,167,911
2,695,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5 .000 05/15/46 2,704,530
1,000,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2025B
5 .000 05/15/30 1,082,353
1,000,000 (c) Louisiana Public Facilities Authority, Revenue Bonds,
Archdiocese of New Orleans, Refunding Series 2017
5 .000 07/01/37 405,000
25,000 (d) Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016, (Pre-
refunded 5/15/26)
5 .000 05/15/30 25,220
1,110,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016
5 .000 05/15/30 1,118,316
35,000 (d) Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016, (Pre-
refunded 5/15/26)
5 .000 05/15/32 35,308
3,430,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016
5 .000 05/15/32 3,454,740
40,000 (d) Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016, (Pre-
refunded 5/15/26)
5 .000 05/15/33 40,352
3,915,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016
5 .000 05/15/33 3,942,290
1,100,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5 .500 09/01/54 1,119,882
930,000 Louisiana State, Gasoline and Fuels Tax Revenue Bonds,
Refunding Second Lien Series 2025A
4 .000 05/01/40 942,470
5,000,000 Louisiana State, General Obligation Bonds, Series 2016A 5 .000 09/01/34 5,065,393
7,000,000 Louisiana State, General Obligation Bonds, Series 2019A 5 .000 03/01/33 7,486,168
900,000 New Orleans Aviation Board, Louisiana, General Airport
Revenue Bonds, Louis Armstrong New Orleans International
Airport, Series 2023B, (AMT)
5 .000 01/01/37 970,519
980,000 New Orleans Aviation Board, Louisiana, General Airport
Revenue Bonds, Louis Armstrong New Orleans International
Airport, Series 2023B, (AMT)
5 .000 01/01/39 1,044,592
1,420,000 New Orleans Aviation Board, Louisiana, General Airport
Revenue Bonds, Louis Armstrong New Orleans International
Airport, Series 2023B, (AMT)
5 .000 01/01/40 1,493,777
5,195,000 New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2021A
5 .000 12/01/26 5,302,474
6,105,000 New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2024A
5 .000 12/01/40 6,611,369
795,000 New Orleans, Louisiana, General Obligation Bonds, Refunding
Series 2015
5 .000 12/01/27 796,358

Portfolio of Investments December 31, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 3,265,000 (a),(b) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010B, (Mandatory Put 6/01/30)
6 .100% 12/01/40 $ 3,598,525
2,050,000 (a) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2011, (Mandatory Put 6/01/30)
3 .700 08/01/41 2,077,166
17,135,000 (a) Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017C,
(Mandatory Put 7/03/28)
3 .300 06/01/37 17,349,152
1,375,000 Saint Tammany Parish Hospital Service District 2, Louisiana,
General Obligation Bonds, Series 2025 - BAM Insured
5 .000 03/01/33 1,542,505
760,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
5 .000 12/01/26 772,958
1,475,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
5 .000 12/01/29 1,552,835
1,500,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
5 .000 12/01/30 1,574,438
1,795,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
5 .000 12/01/32 1,873,547
1,630,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
4 .000 12/01/33 1,659,582
6,005,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
3 .000 12/01/35 5,854,066
3,900,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds,
Refunding Series 2025
5 .000 12/01/31 4,276,197
TOTAL LOUISIANA 154,582,459
MAINE - 0.6%
4,645,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
4 .000 07/01/41 3,955,805
5,685,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
4 .000 07/01/46 4,502,385
840,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, MaineHealth Issue, Series 2020A
4 .000 07/01/37 850,355
200,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2021A - AGM Insured
5 .000 07/01/26 202,189
165,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2021A - AGM Insured
5 .000 07/01/27 170,500
240,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2021A - AGM Insured
5 .000 07/01/28 253,978
685,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2021A - AGM Insured
2 .500 07/01/29 682,975
200,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2021A - AGM Insured
5 .000 07/01/30 220,181
10,000,000 Maine State Housing Authority, Multifamily Mortgage Purchase
Bonds, Series 2020B
2 .350 11/15/40 7,970,662
3,125,000 Maine State Housing Authority, Multifamily Mortgage Purchase
Bonds, Series 2021A
2 .050 11/15/41 2,239,641
7,425,000 Maine State Housing Authority, Multifamily Mortgage Purchase
Bonds, Series 2022A
2 .400 11/15/41 5,649,284
6,280,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Series 2020D
2 .550 11/15/40 5,091,515
3,250,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Series 2021B
2 .200 11/15/41 2,436,618
10,675,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2021C
2 .150 11/15/41 7,864,370
3,000,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2021D
2 .400 11/15/41 2,354,008
1,205,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2024C
4 .550 11/15/44 1,214,865
5,125,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2025D
6 .000 11/15/55 5,688,506
TOTAL MAINE 51,347,837

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MARYLAND - 2.0%
$ 5,140,000 Anne Arundel County, Maryland, General Obligation Bonds,
Consolidated General Improvement, Series 2024
5 .000% 10/01/36 $ 5,935,334
5,000,000 Baltimore County, Maryland, General Obligation Bonds,
Consolidated Public Improvement, Series 2025
5 .000 03/01/33 5,793,526
5,505,000 Baltimore County, Maryland, General Obligation Bonds,
Consolidated Public Improvement, Series 2025
5 .000 03/01/36 6,473,235
1,270,000 Baltimore County, Maryland, Revenue Bonds, Oak Crest
Village, Series 2016
3 .250 01/01/31 1,270,041
3,365,000 Baltimore County, Maryland, Revenue Bonds, Oak Crest
Village, Series 2016
5 .000 01/01/37 3,368,008
1,760,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/27 1,788,888
2,780,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/29 2,827,026
1,000,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/30 1,016,911
1,365,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/31 1,387,385
145,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/34 146,868
1,500,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/39 1,508,719
2,800,000 Charles County, Maryland, General Obligation Bonds,
Refunding & Consolidated Public Improvement Series 2017
2 .400 10/01/29 2,747,168
3,000,000 Howard County Housing Commission, Maryland, Revenue
Bonds, Columbia Landing Project, Refunding Series 2021A
1 .600 06/01/29 2,795,513
5,000,000 Howard County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Project, Series 2018A
3 .000 02/15/30 5,020,082
22,335,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2019C
3 .000 09/01/39 20,660,978
10,375,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2020A
2 .500 09/01/40 8,319,446
15,055,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2021A
1 .950 09/01/41 10,641,184
13,245,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2021B
2 .100 09/01/41 9,689,372
20,000,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2021C
2 .450 09/01/41 15,870,198
5,950,000 Maryland Department of Transportation, Consolidated
Transportation Revenue Bonds, Refunding Series 2025C
5 .000 11/01/31 6,772,064
1,000,000 Maryland Economic Development Corporation, Student
Housing Revenue Bonds, University of Maryland, College Park
Project, Refunding Series 2016 - AGM Insured
5 .000 06/01/28 1,008,006
7,010,000 (a) Maryland Health and HIgher Educational Facilities
Authority,  Revenue Bonds, University of Maryland Medical
Systems, Series 2020B-2, (Mandatory Put 7/01/27)
5 .000 07/01/45 7,134,995
4,460,000 (a) Maryland Health and Higher Educational Facilities
Authority,  Revenue Bonds, University of Maryland Medical
Systems, Series 2025B, (Mandatory Put 7/01/31)
5 .000 07/01/45 4,856,232
805,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5 .000 07/01/32 812,017
2,250,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5 .000 07/01/33 2,268,778
1,650,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5 .000 07/01/34 1,662,030
2,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5 .000 07/01/35 2,015,128
1,570,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5 .000 07/01/36 1,581,168

Portfolio of Investments December 31, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MARYLAND (continued)
$ 1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Adventist HealthCare Issue, Series 2021B
4 .000% 01/01/39 $ 976,789
4,910,000 Maryland Transportation Authority, Revenue Bonds,
Transportation Facilities Projects, Refunding Series 2024A
5 .000 07/01/37 5,631,881
10,005,000 Montgomery County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Series 2025A
5 .000 10/01/33 11,672,362
11,200,000 Montgomery County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Series 2025A
5 .000 10/01/34 13,001,181
TOTAL MARYLAND 166,652,513
MASSACHUSETTS - 2.4%
10,790,000 Boston, Massachusetts, General Obligation Bonds, Series
2025A
5 .000 02/01/36 12,593,932
14,750,000 Boston, Massachusetts, General Obligation Bonds, Series
2025A
5 .000 02/01/37 17,085,993
4,000,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Senior Series 2025B
5 .000 07/01/32 4,622,621
835,000 Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2014A
5 .000 07/01/26 833,233
680,000 Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2014A
5 .000 07/01/27 675,308
925,000 Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2014A
5 .000 07/01/28 911,635
960,000 Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2014A
5 .000 07/01/29 940,220
4,800,000 (b) Massachusetts Development Finance Agency Revenue
Refunding Bonds, NewBridge on the Charles, Inc. Issue, Series
2017
4 .000 10/01/32 4,778,694
1,968,811 (b),(c) Massachusetts Development Finance Agency, Health Care
Facility Revenue Bonds, Adventcare Project, Series 2007A
6 .650 10/15/28 20
915,000 (a) Massachusetts Development Finance Agency, Revenue Bonds,
Amherst College, Series 2025A, (Mandatory Put 11/01/35)
5 .000 11/01/55 1,081,432
1,925,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2016E
3 .375 07/01/36 1,879,393
5,380,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston University, Refunding Series 2025B-1
5 .000 10/01/39 6,061,994
2,300,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/33 2,415,906
1,085,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/38 1,128,262
16,590,000 (a) Massachusetts Development Finance Agency, Revenue Bonds,
Harvard University, Series 2025A-2, (Mandatory Put 11/15/35)
5 .000 05/15/55 19,566,664
415,000 (d) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (Pre-
refunded 7/15/30)
5 .000 07/15/32 460,024
320,000 (d) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (Pre-
refunded 7/15/30)
5 .000 07/15/33 354,717
300,000 (d) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (Pre-
refunded 7/15/30)
5 .000 07/15/34 332,547
270,000 (d) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (Pre-
refunded 7/15/30)
5 .000 07/15/35 299,293
135,000 (d) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (Pre-
refunded 7/15/30)
5 .000 07/15/36 149,646
145,000 (d) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (Pre-
refunded 7/15/30)
5 .000 07/15/37 160,731
250,000 Massachusetts Development Finance Agency, Revenue Bonds,
Phillips Academy, Refunding Series 2024A
5 .000 09/01/30 279,567
425,000 Massachusetts Development Finance Agency, Revenue Bonds,
Phillips Academy, Refunding Series 2024A
5 .000 09/01/32 490,365

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MASSACHUSETTS (continued)
$ 1,080,000 Massachusetts Development Finance Agency, Revenue Bonds,
Simmons University Issue, Series 2018L
5 .000% 10/01/30 $ 1,084,009
1,240,000 Massachusetts Development Finance Agency, Revenue Bonds,
Simmons University Issue, Series 2018L
5 .000 10/01/31 1,242,936
1,775,000 Massachusetts Development Finance Agency, Revenue Bonds,
Simmons University Issue, Series 2018L
5 .000 10/01/32 1,776,890
1,130,000 Massachusetts Development Finance Agency, Revenue Bonds,
Southcoast Health System Obligated Group Issue, Series
2021G
5 .000 07/01/35 1,223,072
1,045,000 Massachusetts Development Finance Agency, Revenue Bonds,
Southcoast Health System Obligated Group Issue, Series
2021G
5 .000 07/01/36 1,125,006
4,250,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Health Care Obligated Group Issue, Series
2017L
3 .625 07/01/37 3,946,219
4,245,000 Massachusetts Development Finance Agency, Revenue Bonds,
Wellforce Issue, Series 2019A
4 .000 07/01/37 4,069,031
1,810,000 Massachusetts Housing Finance Agency, Housing Bonds,
Series 2019B-1
3 .000 12/01/39 1,643,949
2,875,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2021A-1
2 .125 12/01/41 2,106,494
2,100,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2023A-3
3 .050 12/01/27 2,106,464
3,000,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Series 2019C-1
2 .900 12/01/39 2,577,091
1,900,000 Massachusetts Housing Finance Agency, Multifamily Housing
Bonds, Green Sustainability Series 2024A1
4 .550 12/01/44 1,927,559
5,350,000 Massachusetts Housing Finance Agency, Multifamily Housing
Bonds, Green Sustainability Series 2024B3
3 .500 06/01/29 5,401,829
7,570,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Series 2019-214
2 .800 12/01/39 6,537,971
2,330,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Series 2020-218
2 .300 12/01/40 1,826,019
4,930,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2020-220
2 .125 12/01/40 3,708,392
4,935,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-221
2 .200 12/01/41 3,732,964
2,935,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-223
2 .350 06/01/39 2,526,491
1,555,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2024-234
4 .100 12/01/39 1,561,085
5,555,000 Massachusetts School Building Authority, Senior Dedicated
Sales Tax Revenue Bonds, Subordinated Refunding Social
Series 2025B
5 .000 02/15/33 6,468,285
14,035,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan Series 2025B
5 .000 06/01/33 16,291,122
8,680,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan Series 2025B
5 .000 06/01/34 10,186,669
2,800,000 Massachusetts State, General Obligation Bonds, Refunding
Series 2024B
5 .000 11/01/37 3,191,611
2,800,000 Massachusetts State, General Obligation Bonds, Refunding
Series 2024B
5 .000 11/01/38 3,172,389
2,575,000 Massachusetts State, General Obligation Bonds, Refunding
Series 2025B
5 .000 06/01/31 2,908,269
12,115,000 Massachusetts State, Special Obligation Dedicated Tax
Revenue Bonds, Refunding Series 2005 - BAM Insured
5 .500 01/01/34 14,224,345
1,790,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2025A
5 .000 06/01/35 2,140,300
1,530,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2025A
5 .000 06/01/36 1,809,765
2,000,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2025A
5 .000 06/01/37 2,342,824
1,650,000 Massachusetts State, Transportation Fund Revenue Bonds,
Refunding Series 2025A
5 .000 06/01/36 1,951,708

Portfolio of Investments December 31, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MASSACHUSETTS (continued)
$ 2,180,000 Massachusetts State, Transportation Fund Revenue Bonds,
Refunding Series 2025A
5 .000% 06/01/37 $ 2,553,678
7,000,417 Somerville, Massachusetts, General Obligation Bonds, Bond
Anticipation Notes Series 2025B
5 .000 07/01/26 7,084,257
TOTAL MASSACHUSETTS 201,550,890
MICHIGAN - 2.2%
780,000 Marquettte, Michigan, Electric Utility System Revenue Bonds,
Refunding Series 2016A
5 .000 07/01/30 787,798
1,315,000 (a) Michigan Finance Authority, Hospital Revenue Bonds,
Bronson Healthcare Group, Inc., Series 2019B, (Mandatory Put
11/16/26)
5 .000 11/15/44 1,320,980
11,740,000 (a) Michigan Finance Authority, Hospital Revenue Bonds, McLaren
Health Care, Refunding Series 2015D-1, (Mandatory Put
4/13/28)
1 .200 10/15/30 11,137,855
17,380,000 (a) Michigan Finance Authority, Hospital Revenue Bonds, McLaren
Health Care, Refunding Series 2015D-2, (Mandatory Put
4/13/28)
1 .200 10/15/38 16,488,580
1,000,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5 .000 07/01/32 1,126,166
1,500,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5 .000 07/01/33 1,703,467
1,230,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5 .000 07/01/34 1,404,624
10,635,000 (a) Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2022B-MI, (Mandatory
Put 12/01/28)
5 .000 12/01/43 11,177,597
1,800,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest
Series 2020A-CL-1
5 .000 06/01/28 1,887,467
2,500,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest
Series 2020A-CL-1
5 .000 06/01/33 2,690,089
2,435,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest
Series 2020A-CL-1
4 .000 06/01/34 2,491,202
1,000,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest
Series 2020A-CL-1
4 .000 06/01/35 1,019,114
2,470,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2018A
3 .800 10/01/38 2,453,626
8,730,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2021A
2 .250 10/01/41 6,617,621
7,700,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2024A
3 .700 04/01/30 7,703,692
2,255,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Fixed Rate Series 2018C
3 .650 12/01/39 2,211,778
13,000,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2019B
2 .950 12/01/39 11,253,988
25,205,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2020C
2 .600 12/01/40 20,451,435
9,620,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2021A
2 .150 12/01/41 7,083,128
20,000,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2025I
5 .000 04/15/33 23,136,270
22,850,000 Michigan Strategic Fund, Limited Obligation Pollution Control
Revenue Refunding Bonds, Detroit Edison Company, Variable
Rate Demand Obligations, Series 1995CC
1 .450 09/01/30 20,375,491
21,550,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Detroit Edison Company Exempt Facilities Project, Refunding
Variable Rate Series 2008ET-2
1 .350 08/01/29 19,685,778

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 2,255,000 (a) Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Graphic Packaging International, LLC Coated Recycled Board
Machine Project, Green Series 2021, (AMT), (Mandatory Put
10/01/26)
4 .000% 10/01/61 $ 2,252,802
1,335,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Refunding Series
2025D, (AMT)
5 .000 12/01/31 1,460,012
1,100,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Refunding Series
2025F, (AMT)
5 .000 12/01/31 1,202,387
2,000,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Refunding Series
2025G, (AMT)
5 .000 12/01/32 2,211,171
5,000,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Refunding Series
2025G, (AMT)
5 .000 12/01/33 5,545,904
2,000,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Refunding Series
2025G, (AMT)
5 .000 12/01/34 2,233,061
TOTAL MICHIGAN 189,113,083
MINNESOTA - 1.8%
1,910,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
5 .000 02/15/33 1,982,283
1,150,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
5 .000 02/15/37 1,186,741
7,135,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
4 .250 02/15/43 6,994,148
7,550,000 Edina Independent School District 273, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Capital Notes Alternative Facilities and School Building
Refunding Series 2024A
5 .000 02/01/28 7,945,157
6,210,000 Edina Independent School District 273, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Capital Notes Alternative Facilities and School Building
Refunding Series 2024A
3 .000 02/01/36 6,103,499
4,360,000 Hennepin County, Minnesota, General Obligation Bonds,
Series 2025A
5 .000 12/01/32 5,033,017
4,580,000 Hennepin County, Minnesota, General Obligation Bonds,
Series 2025A
5 .000 12/01/33 5,349,594
12,490,000 (a) Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2023A, (Mandatory Put 11/15/28)
5 .000 11/15/52 13,168,825
1,370,000 Minneapolis-Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care System Revenue Bonds, Allina Health
System, Refunding Series 2017A
5 .000 11/15/28 1,408,502
5,000,000 Minneapolis-Saint Paul Metropolitan Council, Minnesota,
General Obligation Wastewater Revenue Bonds, Series 2015C
3 .500 03/01/28 5,002,621
1,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate
Lien Series 2019B, (AMT)
5 .000 01/01/27 1,020,106
1,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022B, (AMT)
5 .000 01/01/31 1,092,442
3,168,212 Minnesota Housing Finance Agency, Homeownership Finance
Bonds, Mortgage-Backed Securities Program, Series 2017E
2 .850 06/01/47 2,737,149
2,330,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2013C
3 .900 07/01/43 2,267,099
6,065,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020B
2 .625 01/01/40 5,012,776
4,725,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020B
3 .500 07/01/50 4,712,899

Portfolio of Investments December 31, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 5,430,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020E
2 .500% 07/01/40 $ 4,380,824
4,605,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020I
2 .000 07/01/40 3,348,760
4,110,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021D
2 .200 07/01/41 3,124,436
9,245,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021H
2 .350 07/01/41 7,226,856
10,070,000 Minnesota State, Certificates of Participation, State Office
Building Project, Series 2023
5 .000 11/01/36 11,520,114
10,060,000 Minnesota State, General Obligation Bonds, State Trunk
Highway Series 2021B
5 .000 08/01/32 11,567,377
14,745,000 Minnesota State, General Obligation Bonds, State Trunk
Highway Series 2021B
5 .000 08/01/33 17,148,105
4,160,000 (a) Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Series 2025B, (Mandatory Put 5/15/32)
5 .000 11/15/55 4,650,976
6,465,000 Saint Paul Independent School District 625, Ramsey County,
Minnesota, Certificates of Participation, Series 2018B
3 .500 02/01/39 6,466,111
2,650,000 White Bear Lake Independent School District 624, Ramsey
County, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2021A
2 .000 02/01/28 2,549,892
3,095,000 White Bear Lake Independent School District 624, Ramsey
County, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2021A
2 .000 02/01/29 2,929,636
4,135,000 White Bear Lake Independent School District 624, Ramsey
County, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2021A
2 .000 02/01/30 3,854,061
TOTAL MINNESOTA 149,784,006
MISSISSIPPI - 0.3%
5,595,000 Mississippi Business Finance Corporation, Pollution Control
Revenue, Mississippi Power, Series 2002
3 .200 09/01/28 5,595,970
1,000,000 Mississippi Business Finance Corporation, Revenue Bonds,
System Energy Resources, Inc. Project, Refunding Series 2021
2 .375 06/01/44 649,269
2,490,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2020A
2 .450 12/01/39 2,153,946
1,565,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2020A
3 .750 06/01/49 1,575,653
1,470,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2021A
2 .000 12/01/40 1,090,012
2,830,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2024A
4 .000 12/01/39 2,827,541
6,560,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2024C
4 .650 12/01/44 6,663,420
2,000,000 Mississippi State, Gaming Tax Revenue Bonds, Series 2019A 5 .000 10/15/37 2,082,765
1,590,000 Mississippi State, Gaming Tax Revenue Bonds, Series 2019A 4 .000 10/15/38 1,592,970
TOTAL MISSISSIPPI 24,231,546
MISSOURI - 1.5%
920,000 Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2016A
6 .000 03/01/33 924,563
2,475,000 Clay County Public School District 53, Liberty, Missouri, General
Obligation Bonds, Refunding Series 2025
4 .000 03/01/31 2,649,757
3,915,000 Clay County Public School District 53, Liberty, Missouri, General
Obligation Bonds, Refunding Series 2025
4 .000 03/01/32 4,224,495
3,730,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Project, Refunding Series 2019A, (AMT)
5 .000 03/01/38 3,861,444
8,000,000 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Refunding & Improvement Series 2016A
4 .000 01/01/40 8,001,054
4,595,000 Kansas City, Missouri, Water Revenue Bonds, Series 2017A 4 .000 12/01/39 4,606,797
4,000,000 Ladue School District, Saint Louis County, Missouri, General
Obligation Bonds, Series 2021
2 .000 03/01/32 3,662,943

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 3,000,000 Lees Summit Industrial Development Authority, Missouri,
Revenue Bonds, John Knox Village, Series 2024A
5 .000% 08/15/39 $ 3,096,476
10,425,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Refunding Series 1998A
2 .900 09/01/33 9,760,047
12,000,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Series 1998B
2 .900 09/01/33 11,234,586
15,240,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Series 1998C
2 .750 09/01/33 14,273,792
12,105,000 (a) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2021B,
(Mandatory Put 5/01/26)
4 .000 05/01/51 12,153,402
2,520,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2025A
4 .000 04/01/45 2,375,644
11,970,000 (a) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2025C,
(Mandatory Put 4/01/35)
5 .000 04/01/59 13,753,620
1,010,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024C
4 .550 11/01/44 1,018,016
5,080,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024E
4 .450 11/01/44 5,111,475
2,990,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024G
3 .950 11/01/39 2,989,542
3,530,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2019C
2 .750 11/01/39 3,139,632
1,500,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2020A
2 .550 11/01/40 1,216,564
1,015,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2021A
2 .150 11/01/41 748,133
4,215,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2021B
2 .000 11/01/41 3,016,059
6,375,000 North Kansas City School District 74, Missouri, General
Obligation Bonds, Improvement Series 2025
5 .000 03/01/44 6,871,895
1,920,000 Springfield School District R12, Greene County, Missouri,
General Obligation Bonds, School Building Series 2025
5 .500 03/01/29 2,090,776
1,935,000 Springfield School District R12, Greene County, Missouri,
General Obligation Bonds, School Building Series 2025
5 .500 03/01/30 2,160,448
1,220,000 Springfield School District R12, Greene County, Missouri,
General Obligation Bonds, School Building Series 2025
5 .500 03/01/31 1,392,922
935,000 Stoddard County Industrial Development Authority, Missouri,
Health Facility Revenue Bonds, Southeasthealth, Series 2016B
6 .000 03/01/37 939,128
TOTAL MISSOURI 125,273,210
MONTANA - 0.5%
1,505,000 Cascade County High School District A Great Falls, Montana,
General Obligation Bonds, School Buidling Series 2018
5 .000 07/01/38 1,565,742
740,000 Flathead County School District 44 Whitefish, Montana,
General Obligation Bonds, School Building Series 2025 - BAM
Insured
5 .000 07/01/34 855,831
695,000 Flathead County School District 44 Whitefish, Montana,
General Obligation Bonds, School Building Series 2025 - BAM
Insured
5 .000 07/01/36 811,717
485,000 Flathead County School District 44 Whitefish, Montana,
General Obligation Bonds, School Building Series 2025 - BAM
Insured
5 .000 07/01/38 557,602

Portfolio of Investments December 31, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MONTANA (continued)
$ 25,675,000 Forsyth, Montana Pollution Control Revenue Bonds, Portland
General Electric Company Project, Refunding Series 1998A
2 .125% 05/01/33 $ 22,743,647
2,725,000 Forsyth, Rosebud County, Montana, Pollution Control Revenue
Refunding Bonds, Northwestern Corporation Colstrip Project,
Series 2023
3 .875 07/01/28 2,770,046
1,000,000 Gallatin County School District 44 Belgrade, Montana, General
Obligation Bonds, School Building Series 2019
4 .000 06/01/33 1,034,693
535,000 Lewis and Clark County High School District, Montana, General
Obligation Bonds, School Building Series 2025 - BAM Insured
5 .000 07/01/36 624,882
665,000 Lewis and Clark County High School District, Montana, General
Obligation Bonds, School Building Series 2025 - BAM Insured
5 .000 07/01/37 769,505
540,000 Lewis and Clark County High School District, Montana, General
Obligation Bonds, School Building Series 2025 - BAM Insured
5 .000 07/01/38 619,968
1,045,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2021A-1
2 .000 12/01/41 746,864
1,665,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2021B
2 .000 12/01/41 1,189,980
995,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2024A
3 .950 12/01/39 996,322
1,000,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2024A
4 .450 12/01/44 1,005,065
380,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2024B
3 .900 12/01/39 378,828
805,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2024B
4 .300 12/01/44 808,634
2,000,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2025A
4 .250 12/01/40 2,018,002
565,000 Montana Facility Finance Authority, Montana, Health Facilities
Reveue Bonds, Bozeman Deaconess Health Services Obligated
Group, Series 2018
3 .250 06/01/32 563,457
1,875,000 (a) Montana Facility Finance Authority, Revenue Bonds, Benefis
Health System Obligated Group, Series 2025A, (Mandatory Put
2/15/30)
5 .000 02/15/65 1,990,946
TOTAL MONTANA 42,051,731
NATIONAL - 0.4%
18,605,000 (b) Federal Home Loan Mortgage Corporation, National,
Multifamily Variable Rate Certificates Relating to Corporate
Taxable Debt Series 2019
3 .150 01/15/36 16,867,632
18,384,716 Federal Home Loan Mortgage Corporation, National,
Multifamily Variable Rate Certificates Relating to Municipal
Securities Class A Series 2019M-053
2 .550 06/15/35 16,263,969
4,998,720 Freddie Mac Multi-Family ML Certificates, Series ML 05, Series
2019A
3 .400 01/25/36 4,758,069
TOTAL NATIONAL 37,889,670
NEBRASKA - 0.9%
6,640,000 (a) Central Plains Energy Project, Nebraska, Gas Project 4 Revenue
Bonds, Refunding Series 2023A-1, (Mandatory Put 11/01/29)
5 .000 05/01/54 7,084,223
2,025,000 Douglas County Hospital Authority 2, Nebraska, Hospital
Revenue Bonds, Madonna Rehabilitation Hospital Project,
Series 2014
5 .000 05/15/28 2,026,441
8,520,000 Douglas County Hospital Authority 2, Nebraska, Hospital
Revenue Bonds, Madonna Rehabilitation Hospital Project,
Series 2014
5 .000 05/15/44 8,520,040
1,000,000 Lincoln, Nebraska, Airport Revenue Bonds, Series 2021, (AMT) 4 .000 07/01/36 1,010,890
750,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/26 750,494
200,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/27 200,105
835,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/28 835,424

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEBRASKA (continued)
$ 485,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000% 07/01/29 $ 485,246
1,000,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/30 1,000,454
180,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5 .000 07/01/33 180,071
160,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2019D
2 .600 09/01/34 146,631
7,205,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2019D
2 .850 09/01/39 6,286,781
10,000,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2020A
2 .550 09/01/40 8,064,075
595,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2021A
1 .950 09/01/37 487,383
17,770,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2021C
2 .300 09/01/41 13,610,949
2,290,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2023A
4 .125 09/01/38 2,327,110
1,605,000 Papillion-LaVista School District 27, Sarpy County, Nebraska,
General Obligation Bonds, Refunding Series 2020B
4 .000 12/01/26 1,626,438
1,775,000 Sarpy County School District 037 Gretna Public Schools,
Nebraska, General Obligation Bonds, Refunding Series 2019
4 .000 06/15/33 1,830,224
2,240,000 Sarpy County, Nebraska, Limited Tax Highway Allocation Fund
Pledge Bonds, Series 2021
2 .000 06/01/27 2,197,472
6,320,000 Saunders County School District 1, Ashland-Greenwood,
Nebraska, General Obligation Bonds, Series 2021
2 .000 12/15/50 3,399,322
3,660,000 Scotts Bluff County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Regional West Medical Center Project,
Refunding & Improvement Series 2016A
5 .250 02/01/28 3,666,115
1,355,000 Scotts Bluff County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Regional West Medical Center Project,
Refunding & Improvement Series 2016A
5 .250 02/01/29 1,356,123
5,855,000 Southeast Community College Area, Nebraska, Certificates of
Participation, Series 2018
3 .375 12/15/37 5,825,558
TOTAL NEBRASKA 72,917,569
NEVADA - 0.3%
895,000 (a),(b) Director of the State of Nevada Department of Business and
Industry, Solid Waste Disposal Revenue Bonds, Republic
Services Inc., Variable Rate Demand Series 2001, (AMT),
(Mandatory Put 6/01/26)
3 .450 12/01/26 895,055
1,615,000 Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series 2016
4 .000 09/01/32 1,597,443
2,095,000 Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series 2016
4 .000 09/01/35 2,035,733
3,585,000 Las Vegas Convention and Visitors Authority, Nevada, Revenue
Bonds, Refunding Series 2017B
4 .000 07/01/34 3,623,575
2,860,000 Nevada Housing Division, Single Family Housing Mortgage
Revenue Bonds, Refunding Series 2021A
2 .200 10/01/41 2,167,609
3,670,000 Nevada Housing Division, Single Family Housing Mortgage
Revenue Bonds, Senior Series 2025C
4 .750 10/01/40 3,831,416
6,760,000 Washoe County School District, Nevada, General Obligation
Bonds, Limited Tax Improvement Series 2024B
3 .000 06/01/38 6,301,216
5,000,000 (a) Washoe County, Nevada, Gas and Water Facilities Revenue
Bonds, Sierra Pacific Power Company, Refunding Series 2016B,
(Mandatory Put 10/01/29)
3 .625 03/01/36 5,060,317
TOTAL NEVADA 25,512,364

Portfolio of Investments December 31, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW HAMPSHIRE - 1.3%
$ 11,276,574 National Finance Authority, New Hampshire, Municipal
Certificates Series 2020-1 Class A
4 .125% 01/20/34 $ 11,494,845
15,131,191 National Finance Authority, New Hampshire, Municipal
Certificates Series 2022-2 Class A
4 .000 10/20/36 15,024,100
2,912,500 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2023-2 Class A
3 .875 01/20/38 2,815,828
12,772,301 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2024-1 Class A
4 .250 07/01/51 12,852,175
5,556,837 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2024-2 Class A
3 .625 08/20/39 5,339,923
5,740,027 (a) National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2024-4 Class A
4 .060 11/20/39 5,723,262
6,845,343 (a) National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2025-3 Class A-1
4 .794 02/20/41 7,179,841
6,395,000 (a) National Finance Authority, New Hampshire, Solid Waste
Disposal Revenue Bonds, Waste Management, INC., Project,
Refunding Series 2018A, (AMT), (Mandatory Put 7/01/26)
4 .000 10/01/33 6,401,319
14,000,000 New Hampshire Business Finance Authority, Pollution Control
Revenue Bonds, United Illuminating Company, Refunding
Series 2003A
4 .500 10/01/33 14,760,183
1,000,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Concord Hospital, Series 2021A
4 .000 10/01/32 1,039,789
1,000,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Concord Hospital, Series 2021A
4 .000 10/01/34 1,029,965
1,000,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Concord Hospital, Series 2021A
4 .000 10/01/38 1,007,919
1,000,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth College, Series 2025A
5 .000 06/01/35 1,186,531
2,830,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series
2025
5 .000 08/01/32 3,177,367
1,000,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Elliot Hospital, Series 2016
5 .000 10/01/38 1,007,571
1,510,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Southern New Hampshire Medical Center,
Series 2016
3 .500 10/01/34 1,511,117
1,515,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2024A
4 .050 07/01/39 1,519,099
1,965,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2024A
4 .500 07/01/44 1,977,203
10,370,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2024C
4 .450 07/01/44 10,434,513
2,505,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2025A
4 .150 07/01/40 2,510,278
2,380,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2025A
4 .500 07/01/45 2,370,846
TOTAL NEW HAMPSHIRE 110,363,674
NEW JERSEY - 2.9%
1,580,000 Borough of Fair Lawn, Bergen County, New Jersey, General
Obligation Bonds, General Capital and Water Utility Series
2021
2 .000 09/01/32 1,445,677
1,220,000 Clifton, New Jersey, General Obligation Bonds, Refunding
Series 2021 - BAM Insured
2 .000 08/15/29 1,164,895
2,075,000 Clifton, New Jersey, General Obligation Bonds, Refunding
Series 2021 - BAM Insured
2 .000 08/15/30 1,952,141
2,060,000 Clifton, New Jersey, General Obligation Bonds, Refunding
Series 2021 - BAM Insured
2 .000 08/15/31 1,910,745
2,390,000 East Brunswick Township, Middlesex County, New Jersey,
General Obligation Bonds, Series 2020
2 .000 07/15/30 2,257,882
1,095,000 East Brunswick Township, Middlesex County, New Jersey,
General Obligation Bonds, Series 2021
2 .000 02/15/26 1,092,964
1,385,000 East Brunswick Township, Middlesex County, New Jersey,
General Obligation Bonds, Series 2021
2 .000 02/15/27 1,363,624

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 1,355,000 East Brunswick Township, Middlesex County, New Jersey,
General Obligation Bonds, Series 2021
2 .000% 02/15/30 $ 1,286,602
1,410,000 Flemington-Raritan Regional School District, Hunterdon
County, New Jersey, General Obligation Bonds, Series 2019
2 .375 09/01/34 1,275,797
1,585,000 Gloucester Township, New Jersey, General Obligation Bonds,
Series 2019 - BAM Insured
2 .250 02/01/29 1,539,609
1,000,000 Montclair Township Board of Education, Essex County, New
Jersey, General Obligation Bonds, School Series 2025
4 .250 08/01/43 1,015,985
6,180,000 New Jersey Economic Development Authority, Lease Revenue
Bonds, State House Project, Series 2017B
5 .000 06/15/37 6,486,236
2,600,000 (b) New Jersey Economic Development Authority, New Jersey,
Dock and Wharf Facility Revenue Bonds, Repauno Port & Rail
Terminal Project, Series 2025, (AMT)
6 .375 01/01/35 2,692,177
4,115,000 New Jersey Economic Development Authority, New Jersey,
Transit Transportation Project Revenue Bonds, Series 2020A
5 .000 11/01/32 4,442,064
1,555,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013,
(AMT)
5 .000 01/01/28 1,557,860
2,345,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013
- AGM Insured, (AMT)
5 .000 01/01/31 2,358,419
2,000,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013,
(AMT)
5 .375 01/01/43 2,002,094
7,290,000 New Jersey Economic Development Authority, Revenue Bonds,
Motor Vehicle Surcharge, Refunding Subordinate Series 2017A
3 .375 07/01/30 7,192,113
25,000,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2015XX
5 .000 06/15/27 25,025,260
710,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ
5 .000 06/15/26 717,602
430,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ
5 .000 06/15/28 454,521
5,000,000 New Jersey Economic Development Authority, Special Facility
Revenue Bonds, Port Newark Container Terminal LLC Project,
Refunding Series 2017, (AMT)
5 .000 10/01/47 5,001,972
37,560,000 (a) New Jersey Economic Development Authority, Water Facilities
Revenue Bonds, New Jersey-American Water Company Inc.
Project, Refunding Series 2019A, (AMT), (Mandatory Put
12/03/29)
2 .200 10/01/39 35,493,952
5,310,000 (a) New Jersey Economic Development Authority, Water Facilities
Revenue Bonds, New Jersey-American Water Company
Inc. Project, Refunding Series 2020B, (AMT), (Mandatory Put
6/01/28)
3 .750 11/01/34 5,373,217
6,120,000 (a) New Jersey Educational Facilities Authority, Revenue Bonds,
Princeton University, Series 2025A, (Mandatory Put 7/01/35)
5 .000 07/01/64 7,139,348
3,345,000 New Jersey Health Care Facilities Authority, Revenue Bonds,
Atlanticare Health System Obligated Group Issue, Series 2021
2 .375 07/01/46 2,153,865
1,230,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Saint Joseph's Healthcare System Obligated Group
Issue, Refunding Series 2016
5 .000 07/01/35 1,234,385
205,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2017-1A,
(AMT)
3 .500 12/01/29 204,966
530,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2017-1A,
(AMT)
3 .750 12/01/31 529,967
540,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2017-1A,
(AMT)
4 .000 12/01/32 540,035
235,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2017-1A,
(AMT)
3 .750 12/01/33 234,954
525,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2018A
3 .750 10/01/35 525,785

Portfolio of Investments December 31, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 1,100,000 New Jersey Institute of Technology, New Jersey, General
Obligation Bonds, Series 2025A - BAM Insured
5 .000% 07/01/36 $ 1,286,717
915,000 New Jersey Institute of Technology, New Jersey, General
Obligation Bonds, Series 2025A - BAM Insured
5 .000 07/01/37 1,060,760
1,100,000 New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A
3 .000 06/01/32 1,113,976
155,000 New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2016A-1
5 .000 06/15/29 156,442
3,110,000 New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2018A
5 .000 06/15/28 3,139,303
6,855,000 New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2018A
5 .000 06/15/29 6,918,779
5,635,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Forward Delivery Series 2022AA
5 .000 06/15/33 6,346,009
5,020,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2022BB
4 .000 06/15/42 4,896,958
1,830,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - FGIC Insured
0 .000 12/15/31 1,525,722
10,230,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019A
5 .000 12/15/33 11,032,582
4,665,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019A
4 .000 12/15/39 4,667,339
7,570,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019AA
3 .750 06/15/33 7,655,315
6,190,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB
5 .000 06/15/33 6,557,844
2,570,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2020AA
4 .000 06/15/36 2,638,445
1,845,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds,
Series 2025B
5 .000 01/01/34 2,133,954
2,875,000 Ocean City, New Jersey, General Obligation Bonds, General
Improvement Series 2019
2 .250 09/15/33 2,627,643
2,345,000 Ocean City, New Jersey, General Obligation Bonds, Refunding
General Improvement Series 2016
1 .000 11/15/28 2,218,840
1,530,000 South Orange & Maplewood School District, Essex County,
New Jersey, General Obligation Bonds, Series 2021
2 .125 08/15/42 1,073,221
6,190,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/28 6,499,539
14,150,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/29 14,844,343
3,320,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/31 3,469,783
2,180,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/34 2,253,464
6,205,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/36 6,369,226
11,265,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
4 .000 06/01/37 11,212,150
2,270,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018B
5 .000 06/01/46 2,206,787
2,585,000 Toms River Board of Education, Ocean County, New Jersey,
General Obligation Bonds, Regional Schools Series 2019
2 .000 07/15/26 2,555,204
1,425,000 Willingboro Township Board of Education, New Jersey,
General Obligation Bonds, School Series 2025
4 .125 08/15/42 1,449,458
TOTAL NEW JERSEY 245,576,516
NEW MEXICO - 0.5%
6,355,000 Farmington, New Mexico, Pollution Control Revenue Bonds,
Public Service Company of New Mexico San Juan and Four
Corners Projects, Refunding Series 2016B
2 .150 04/01/33 5,555,301
3,500,000 New Mexico Finance Authority, Public Project Revolving Fund
Revenue Bonds, Subordinate Lien Series 2025C
5 .000 12/15/32 4,044,745
1,160,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2018B
3 .750 07/01/38 1,156,804

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW MEXICO (continued)
$ 3,110,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2018C
3 .750% 07/01/38 $ 3,121,420
3,305,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2019D
3 .000 07/01/39 3,065,941
2,050,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2019F
2 .850 07/01/39 1,800,010
2,485,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021A
2 .150 07/01/41 1,839,711
4,845,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021C
2 .100 07/01/41 3,552,544
3,490,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021D
2 .350 07/01/41 2,728,148
1,060,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024C
4 .100 09/01/39 1,065,033
1,950,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024C
4 .600 09/01/44 1,972,115
7,205,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024E
4 .450 09/01/44 7,247,363
590,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024G
4 .100 09/01/39 592,970
3,700,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024G
4 .375 09/01/44 3,707,525
2,360,000 (a) New Mexico Municipal Energy Acquisition Authority, Gas
Supply Revenue Bonds, Refunding & Acquisition Series 2025,
(Mandatory Put 11/01/30)
5 .000 06/01/54 2,520,095
TOTAL NEW MEXICO 43,969,725
NEW YORK - 5.4%
1,250,000 Battery Park City Authority, New York, Revenue Bonds, Senior
Series 2023B
5 .000 11/01/35 1,449,707
650,000 (b) Build NYC Resource Corporation, New York, Revenue Bonds,
Albert Einstein College of Medicine, Inc, Series 2023
7 .250 06/01/55 675,674
3,390,000 (b) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5 .250 06/01/40 3,309,145
4,030,000 (b) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020B-1
5 .000 06/01/40 3,830,600
1,575,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Saint Johns University, Series 2025
5 .000 07/01/34 1,803,669
1,650,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Saint Johns University, Series 2025
5 .000 07/01/36 1,890,322
5,000,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Northwell Healthcare Inc, Series 2019B-1, (Mandatory Put
11/01/28)
1 .800 05/01/48 4,804,009
1,400,000 (b) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2017
5 .000 12/01/27 1,415,153
1,300,000 (b) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2017
5 .000 12/01/29 1,308,366
5,140,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose Series 2016A
Group A
5 .000 02/15/37 5,195,185
6,965,000 (d) Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2018A,
(ETM)
5 .000 03/15/28 7,359,775
8,330,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2018A
5 .000 03/15/40 8,604,868
6,000,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2025A
5 .000 03/15/34 7,035,148
1,000,000 Erie County, New York, General Obligation Bonds, Public
Improvement Series 2025A
5 .000 09/15/35 1,195,236
1,000,000 Erie County, New York, General Obligation Bonds, Public
Improvement Series 2025A
5 .000 09/15/36 1,175,217

Portfolio of Investments December 31, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 1,500,000 Erie County, New York, General Obligation Bonds, Public
Improvement Series 2025A
5 .000% 09/15/37 $ 1,755,182
5,000,000 Hudson Yards Infrastructure Corporation, New York, Revenue
Bonds, Second Indenture Fiscal 2017 Series A - BAM Insured
5 .000 02/15/42 5,070,904
6,000,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020D-1
5 .000 11/15/43 6,199,706
8,000,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Refunding Series 2025A
5 .000 11/15/41 8,683,453
1,195,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Refunding Series 2016D
5 .000 11/15/31 1,215,478
6,000,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Series 2021A-2
4 .000 11/15/42 5,699,592
2,400,000 Monroe County Industrial Development Corporation, New
York, Revenue Bonds,  University of Rochester Project, Series
2025A
5 .000 07/01/33 2,784,998
2,985,000 Monroe County Industrial Development Corporation, New
York, Revenue Bonds,  University of Rochester Project, Series
2025A
5 .000 07/01/34 3,493,881
1,145,000 Monroe County Industrial Development Corporation, New
York, Revenue Bonds,  University of Rochester Project, Series
2025A
5 .000 07/01/35 1,350,953
930,000 Monroe County Industrial Development Corporation, New
York, Revenue Bonds, Saint Anns Community Project, Series
2019
4 .000 01/01/30 920,157
1,910,000 Monroe County Industrial Development Corporation, New
York, Revenue Bonds, Saint Anns Community Project, Series
2019
5 .000 01/01/40 1,872,985
1,525,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5 .000 07/01/28 1,532,358
1,000,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5 .000 07/01/29 1,005,778
655,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014B
5 .000 07/01/30 657,256
2,455,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014B
5 .000 07/01/32 2,462,126
5,000,000 Nassau County, New York, General Obligation Bonds, General
Improvement Series 2025A
5 .000 04/01/36 5,917,753
5,200,000 (a) New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2025B-2, (Mandatory Put 7/02/29)
3 .950 11/01/64 5,312,410
1,630,000 New York City Industrial Development Agency, New York,
PILOT Payment in Lieu of Taxes Revenue Bonds, Queens
Baseball Stadium Project, Refunding Series 2021A - AGM
Insured
4 .000 01/01/32 1,709,722
1,050,000 New York City Industrial Development Agency, New York,
PILOT Payment in Lieu of Taxes Revenue Bonds, Queens
Baseball Stadium Project, Refunding Series 2021A - AGM
Insured
3 .000 01/01/33 1,041,045
6,200,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2019 Series A-1
5 .000 08/01/40 6,401,526
8,050,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2022 Subseries F-1
5 .000 02/01/43 8,426,558
3,020,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2025 Subseries Series
A-1
5 .000 11/01/39 3,371,291
7,240,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2024G-1
5 .000 05/01/41 7,868,054
10,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025C-1
5 .000 05/01/40 11,029,151

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 5,185,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025E
5 .000% 11/01/39 $ 5,788,126
2,550,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Series 2024B
5 .000 05/01/38 2,848,901
11,260,000 New York City, New York, General Obligation Bonds, Fiscal
2018 Series F-1
5 .000 04/01/43 11,478,327
11,000,000 New York City, New York, General Obligation Bonds, Fiscal
2026 Series B-1
5 .000 08/01/31 12,319,734
5,000 New York City, New York, General Obligation Bonds, Refunding
Fiscal 2015 Series C
5 .000 08/01/29 5,009
655,000 New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 7 World Trade Center Project, Refunding
Green Series 2022A-CL2
3 .125 09/15/50 492,147
5,000,000 New York State Energy Research and Development Authority,
Pollution Control Revenue Bonds, Rochester Gas and Electric
Corporation, Series 2004B, (AMT)
4 .000 05/15/32 5,121,698
600,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Green Bond Series
2018I
3 .625 11/01/33 602,250
2,000,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Green Bond Series
2018I
3 .875 11/01/38 2,002,830
2,115,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Sustainability Series
2019P
2 .600 11/01/34 1,907,205
10,105,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Sustainability Series
2019P
2 .850 11/01/39 8,652,729
8,105,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Refunding Series 2019C
3 .850 11/01/39 7,984,054
17,620,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Refunding Series 2020H
2 .300 11/01/40 13,925,720
3,190,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Sustainability Green Series 2024C-1
4 .375 11/01/44 3,183,936
4,400,000 (a) New York State Housing Finance Agency, Housing Revenue
Bonds, 160 West 2nd Street Series 2011A-2, (Mandatory Put
4/01/32)
3 .600 11/01/44 4,475,484
5,000,000 (a) New York State Housing Finance Agency, State Personal
Income Tax Revenue Bonds, Sustainability Series 2024A-2,
(Mandatory Put 6/15/29)
3 .350 06/15/54 5,017,715
9,725,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 223
3 .000 10/01/39 8,895,753
10,175,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 225
2 .300 10/01/40 8,048,940
6,000,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 227
2 .300 10/01/40 4,746,304
21,935,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 231
2 .400 10/01/41 17,232,814
5,335,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 233
2 .200 04/01/36 4,528,387
12,255,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 239
2 .450 10/01/41 9,642,060
2,485,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 273
6 .000 10/01/55 2,770,143
1,000,000 New York State Power Authority, General Revenue Bonds,
Green Series 2024A
5 .000 11/15/33 1,179,120
2,250,000 New York State Power Authority, General Revenue Bonds,
Green Series 2024A
5 .000 11/15/36 2,628,019
1,090,000 New York State Power Authority, General Revenue Bonds,
Green Series 2024A
5 .000 11/15/37 1,259,876
755,000 New York State Thruway Authority, General Revenue Bonds,
Refunding Series 2024Q
5 .000 01/01/28 795,533

Portfolio of Investments December 31, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 1,190,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000% 07/01/30 $ 1,191,323
910,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
4 .000 07/01/32 906,474
8,075,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
4 .000 07/01/33 8,055,011
8,585,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/34 8,590,932
18,530,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/41 18,531,582
2,690,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A - AGM Insured, (AMT)
4 .000 07/01/46 2,434,007
29,965,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .250 01/01/50 29,966,199
1,100,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/26 1,101,167
2,500,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5 .500 06/30/54 2,531,099
7,800,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000 12/01/29 8,285,239
15,020,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
4 .000 01/01/36 14,630,528
1,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
6 .000 04/01/35 1,102,572
4,375,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Eighth Series 2023, (AMT)
5 .000 07/15/35 4,848,716
3,180,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Eighth Series 2023, (AMT)
5 .000 07/15/36 3,497,191
1,910,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Eighth Series 2023, (AMT)
5 .000 07/15/37 2,083,848
2,435,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5 .000 07/01/28 2,446,901
2,695,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5 .000 07/01/29 2,705,484
4,200,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5 .000 07/01/30 4,210,183
2,100,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5 .000 07/01/31 2,103,090
1,335,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5 .000 07/01/32 1,336,695
3,080,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5 .000 07/01/33 3,083,706
10,870,000 Suffolk County, New York, General Obligation Bonds, Public
Improvement Series 2024A
3 .000 10/15/39 10,305,520

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 1,000,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Senior Series
2021A-2
5 .000% 06/01/32 $ 1,078,481
2,275,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Senior Series
2021A-2
5 .000 06/01/33 2,434,956
3,750,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Green Bonds, Series 2022D-2
5 .000 11/15/39 4,106,870
11,875,000 Utility Debt Securitization Authority, New York, Restructuring
Bonds, Series 2025TE-2
5 .000 06/15/33 13,334,779
11,905,000 Utility Debt Securitization Authority, New York, Restructuring
Bonds, Series 2025TE-2
5 .000 12/15/33 13,479,401
1,105,000 Yonkers, New York, General Obligation Bonds, Serial Series
2022F - BAM Insured
5 .000 11/15/42 1,186,394
TOTAL NEW YORK 463,935,553
NORTH CAROLINA - 0.8%
1,745,000 Appalachian State University, North Carolina, Revenue Bonds,
Millennial Campus Indoor Facilities Project Series 2024
5 .000 11/01/28 1,855,548
1,000,000 Appalachian State University, North Carolina, Revenue Bonds,
Millennial Campus Indoor Facilities Project Series 2024
5 .000 11/01/29 1,084,137
10,140,000 (a) Charlotte-Mecklenburg Hospital Authority, North Carolina,
Health Care Revenue Bonds, DBA Carolinas HealthCare
System, Variable Rate Demand Series 2021B, (Mandatory Put
6/15/27)
3 .250 01/15/50 10,183,562
1,145,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 54-A
4 .550 07/01/44 1,155,527
9,560,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 55A
4 .000 07/01/39 9,554,700
4,165,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 55A
4 .350 01/01/44 4,206,024
1,125,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Social Series 53-A
4 .000 07/01/39 1,124,376
3,110,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2019-42
2 .625 07/01/39 2,712,562
4,640,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2020-43
2 .800 01/01/40 3,966,253
12,735,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2021-47
2 .300 07/01/41 9,924,671
2,185,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2025-59A
6 .250 01/01/57 2,492,296
11,625,000 North Carolina Municipal Power Agency 1, Catawba Electric
Revenue Bonds, Series 2015C
5 .000 01/01/29 11,660,234
5,265,000 North Carolina State, Limited Obligation Bonds, Refunding
Series 2025B
5 .000 05/01/33 6,124,388
TOTAL NORTH CAROLINA 66,044,278
NORTH DAKOTA - 1.0%
3,505,000 Cass County Joint Water Reserve District, North Dakota,
Temporary Improvement  Special Assessment Bonds,
Refunding Series 2024A
3 .450 04/01/27 3,505,734
1,250,000 Fargo, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2021A
4 .000 05/01/26 1,250,771
1,320,000 Fargo, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2021A
4 .000 05/01/27 1,320,855
1,385,000 Fargo, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2021A
4 .000 05/01/28 1,385,725
5,690,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2021
5 .000 12/01/32 6,063,865
5,920,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2021
5 .000 12/01/33 6,278,892
2,675,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2021
5 .000 12/01/34 2,832,084
500,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3 .000 05/01/33 454,219

Portfolio of Investments December 31, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH DAKOTA (continued)
$ 500,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3 .000% 05/01/36 $ 429,503
3,440,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3 .000 05/01/46 2,299,858
1,795,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
4 .500 05/01/39 1,839,797
2,600,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2019C
3 .200 07/01/39 2,386,301
2,450,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2020A
3 .000 07/01/40 2,192,952
4,535,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2020B
2 .350 07/01/40 3,586,364
6,900,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2021A
2 .250 07/01/41 5,294,883
10,000,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2021B
2 .450 07/01/41 7,948,358
5,275,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2024A
4 .550 07/01/44 5,318,056
5,050,000 North Dakota Housing Finance Agency, Home Mortgage
Program Revenue Bonds, Social Series 2024D
4 .175 07/01/39 5,105,038
2,975,000 North Dakota Housing Finance Agency, Home Mortgage
Program Revenue Bonds, Social Series 2025C
5 .750 07/01/56 3,290,134
3,785,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/28 3,833,871
3,000,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/29 3,018,129
1,310,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/31 1,311,312
3,480,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/34 3,453,586
10,980,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/38 10,686,501
3,395,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/43 3,164,672
TOTAL NORTH DAKOTA 88,251,460
OHIO - 3.9%
4,465,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/27 4,597,455
6,775,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/28 7,120,773
20,115,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/29 21,511,011
14,970,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/31 16,153,033
10,275,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/32 11,022,921
4,450,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/33 4,744,502
4,045,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/34 4,278,802
1,825,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/35 1,923,486
9,235,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
4 .000 06/01/37 9,160,914

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 3,810,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
4 .000% 06/01/38 $ 3,735,275
2,155,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
4 .000 06/01/39 2,088,807
8,775,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
3 .000 06/01/48 6,219,455
3,845,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
4 .000 06/01/48 3,325,241
13,385,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020B-2 Class 2
5 .000 06/01/55 10,851,685
6,500,000 Columbus Regional Airport Authority, Ohio, Revenue Bonds,
John Glenn Columbus International Airport, Series 2025A,
(AMT)
5 .000 01/01/40 6,963,152
5,000,000 Columbus Regional Airport Authority, Ohio, Revenue Bonds,
John Glenn Columbus International Airport, Series 2025A,
(AMT)
5 .250 01/01/41 5,400,883
3,460,000 Columbus, Ohio, General Obligation Bonds, Various Purpose
Series 2025-1
5 .000 04/01/34 4,056,136
3,250,000 Columbus, Ohio, General Obligation Bonds, Various Purpose
Series 2025A
5 .000 10/01/32 3,741,120
4,010,000 Columbus, Ohio, General Obligation Bonds, Various Purpose
Series 2025A
5 .000 10/01/33 4,672,162
3,000,000 Columbus, Ohio, General Obligation Bonds, Various Purpose
Series 2025A
5 .000 10/01/34 3,535,232
1,000,000 Franklin County, Ohio, Sales Tax Revenue Bonds, Various
Purpose Series 2018
5 .000 06/01/43 1,029,333
1,520,000 Huber Heights City School District, Montgomery County, Ohio,
General Obligation Bonds, Refunding Series 2025
5 .000 12/01/32 1,745,285
1,115,000 Montgomery County, Ohio, Hospital Facilities Revenue Bonds,
Kettering Health Network Obligated Group Project, Refunding
& Improvement Series 2021
3 .000 08/01/40 969,857
3,410,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds,
Genesis HealthCare System Obligated Group Project, Series
2013
5 .000 02/15/27 3,427,364
7,000,000 Ohio Air Quality Development Authority, Ohio, Pollution
Control Revenue Bonds, FirstEnergy Generation Corporation
Project, Refunding Series 2009D, (Mandatory Put 9/15/21)
3 .375 08/01/29 6,905,108
2,200,000 Ohio Air Quality Development Authority, Ohio, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation
Project, Refunding Series 2009A, (Mandatory Put 6/01/22)
4 .750 06/01/33 2,311,257
5,350,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2005A, (AMT)
3 .750 01/01/29 5,383,602
25,825,000 (a) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2007A, (AMT), (Mandatory Put 10/01/29)
2 .500 08/01/40 24,709,987
18,600,000 (a) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2007B, (AMT), (Mandatory Put 10/01/29)
2 .500 11/01/42 17,796,932
12,595,000 (a) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2014B, (AMT), (Mandatory Put 10/01/29)
2 .600 06/01/41 12,116,186
16,950,000 (a) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, Dayton Power & Light Company Project, Refunding
Collateralized Series 2015A, (AMT), (Mandatory Put 6/01/27)
4 .250 11/01/40 17,213,176
3,090,000 (a) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, Dueke Energy Corporation Project, Refunding Series
2022A, (AMT), (Mandatory Put 6/01/27)
4 .250 11/01/39 3,138,835

Portfolio of Investments December 31, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 195,000 (b) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, Pratt Paper Ohio, LLC Project, Series 2017, (AMT)
3 .750% 01/15/28 $ 195,339
5,100,000 (a) Ohio Higher Educational Facility Commission, Revenue
Bonds, Case Western Reserve University Project, Series 2019C,
(Mandatory Put 12/01/26)
1 .625 12/01/34 5,012,407
1,815,000 Ohio Higher Educational Facility Commission, Senior Hospital
Parking Revenue Bonds, University Circle Incorporated 2020
Project, Series 2020
5 .000 01/15/36 1,892,677
1,950,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2019B
3 .000 09/01/39 1,768,969
3,585,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2020A
2 .750 09/01/40 3,024,442
1,390,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2020B
2 .250 09/01/40 1,082,708
3,605,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2021A
2 .250 09/01/41 2,760,985
4,865,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2021C
2 .450 09/01/41 3,860,426
1,305,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A
4 .350 09/01/44 1,313,164
8,345,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024B
4 .500 09/01/44 8,386,084
2,900,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Social Series 2025A
4 .150 09/01/40 2,906,403
5,000,000 (e) Ohio State University, General Receipts Bonds, Multiyear Debt
Issuance Program III, Refunding Series 2026A
5 .000 06/01/35 5,877,286
5,585,000 Ohio State, General Obligation Bonds, Higher Education
Refunding Series 2025D
5 .000 11/01/31 6,359,890
9,000,000 Ohio State, General Obligation Bonds, Higher Education
Refunding Series 2025D
5 .000 11/01/33 10,502,680
2,810,000 Ohio State, General Obligation Bonds, Higher Education Series
2025C
5 .000 11/01/31 3,199,873
5,360,000 Ohio State, General Obligation Bonds, Higher Education Series
2025C
5 .000 11/01/33 6,254,929
5,655,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructure Commission, Infrastructure Projects, Junior Lien
Series 2018A
5 .000 02/15/27 5,807,895
6,000,000 Ohio Water Development Authority, Water Pollution Control
Loan Fund Revenue Bonds, Series 2025
5 .000 12/01/32 6,946,764
1,750,000 Olentangy Local School District, Delaware and Franklin
Counties, Ohio, General Obligation Bonds, Refunding Series
2025
5 .000 12/01/31 1,995,660
1,185,000 Olentangy Local School District, Delaware and Franklin
Counties, Ohio, General Obligation Bonds, Refunding Series
2025
5 .000 12/01/32 1,370,357
3,175,000 Toledo-Lucas County Port Authority, Ohio, Development
Revenue Bonds, Northwest Ohio Bond Fund, HB Magruder
Memorial Hospital Project, Series 2021F
2 .250 11/15/36 2,635,374
725,000 Tuscarawas County Economic Development and Finance
Alliance, Ohio, Higher Education Facilities Revenue Bonds,
Ashland University, Refunding & Improvement Series 2015
5 .375 03/01/27 725,050
4,700,000 (d) Van Wert County Hospital, Ohio, Revenue Bonds, Van Wert
Health Obligated Group Refunding Facilities Improvement
Series 2020, (Pre-refunded 12/01/29)
6 .125 12/01/49 5,239,952
11,700,000 Washington County, Ohio, Hospital Facilities Revenue Bonds,
Memorial Health System Obligated Group, Series 2022
6 .375 12/01/37 12,649,628
TOTAL OHIO 333,617,909

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA - 2.4%
$ 1,110,000 Bryan County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Durant Public
Schools Project, Refunding Series 2020
4 .000% 12/01/28 $ 1,146,412
1,775,000 Bryan County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Durant Public
Schools Project, Series 2020
2 .000 09/01/28 1,706,832
1,850,000 Bryan County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Durant Public
Schools Project, Series 2020
2 .000 09/01/29 1,752,139
1,800,000 Bryan County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Durant Public
Schools Project, Series 2020
2 .750 09/01/30 1,765,393
1,790,000 Bryan County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Durant Public
Schools Project, Series 2020
2 .750 09/01/31 1,732,070
7,830,000 Canadian County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Piedmont Public Schools Project, Series
2024
4 .000 08/15/33 8,163,127
12,345,000 Canadian County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Piedmont Public Schools Project, Series
2024
4 .000 08/15/34 12,807,407
1,725,000 Carter County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Plainview Public
Schools Project, Series 2021A
4 .000 12/01/35 1,801,628
10,000,000 Cleveland County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Public
Schools Project, Series 2021
4 .000 06/01/31 10,433,237
10,000,000 Cleveland County Independent School District 29 Norman,
Oklahoma, General Obligation Bonds, Combined Purpose
Series 2024
4 .000 03/01/26 10,021,394
910,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4 .000 05/01/27 925,193
945,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4 .000 05/01/28 971,245
960,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4 .000 05/01/29 996,930
875,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4 .000 05/01/30 914,410
690,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4 .000 05/01/31 727,225
930,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4 .000 05/01/32 982,083
800,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4 .000 05/01/33 842,015
900,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4 .000 05/01/34 944,360
1,070,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4 .000 05/01/35 1,116,601
1,470,000 Comanche County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Elgin Public
Schools Project, Series 2017A
5 .000 12/01/28 1,541,738
1,410,000 Comanche County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Elgin Public
Schools Project, Series 2017A
5 .000 12/01/31 1,479,165

Portfolio of Investments December 31, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 2,720,000 Garfield County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Enid Public
Schools Project, Series 2016A
5 .000% 09/01/29 $ 2,752,878
5,445,000 Garfield County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Enid Public
Schools Project, Series 2016A
5 .000 09/01/31 5,509,378
3,220,000 Garvin County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Wynnewood Public Schools Project,
Series 2018
3 .625 09/01/36 3,246,766
1,365,000 Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Amber-Pocasset
Public Schools Project, Series 2019
4 .000 09/01/32 1,403,794
1,485,000 Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Amber-Pocasset
Public Schools Project, Series 2019
4 .000 09/01/34 1,511,117
1,000,000 Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Amber-Pocasset
Public Schools Project, Series 2019
4 .000 09/01/36 1,008,610
1,890,000 Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Tuttle Public
Schools Project, Series 2019
4 .000 09/01/32 1,943,714
1,790,000 Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Tuttle Public
Schools Project, Series 2019
4 .000 09/01/33 1,827,095
1,000,000 Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Tuttle Public
Schools Project, Series 2019
4 .000 09/01/34 1,017,932
1,000,000 Lawton Industrial Development Authority, Oklahoma, Sales Tax
Revenue Bonds, Refunding Series 2025A
5 .000 07/01/30 1,094,233
1,000,000 Lawton Industrial Development Authority, Oklahoma, Sales Tax
Revenue Bonds, Refunding Series 2025A
5 .000 07/01/31 1,112,052
2,490,000 Lincoln County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Stroud Public Schools Project, Series
2016
5 .000 09/01/26 2,522,448
890,000 Love County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Marietta Public
Schools Project, Series 2021
4 .000 12/01/33 931,923
920,000 Love County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Marietta Public
Schools Project, Series 2021
4 .000 12/01/34 963,039
960,000 Love County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Marietta Public
Schools Project, Series 2021
4 .000 12/01/35 1,000,013
1,280,000 McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Purcell Public
Schools Project, Series 2018
5 .000 09/01/30 1,353,671
1,565,000 McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Purcell Public
Schools Project, Series 2018
5 .000 09/01/34 1,643,268
5,725,000 Oklahoma City, Oklahoma, General Obligation Bonds, Series
2025
5 .000 03/01/33 6,625,473
6,065,000 Oklahoma County Independent School District 89 Oklahoma
City, Oklahoma, General Obligation Bonds, Combined
Purpose Series 2024A
1 .250 07/01/26 6,023,378
590,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .000 08/15/28 610,234
9,505,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .000 08/15/33 9,774,736
8,615,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .000 08/15/38 8,744,763
3,795,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .250 08/15/43 3,819,168
2,505,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/57 2,487,430

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 4,975,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Taxable Series 2022
5 .500% 08/15/37 $ 5,248,366
970,000 Oklahoma Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2019A
3 .000 09/01/39 855,976
1,430,000 Oklahoma Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2020A
3 .000 09/01/40 1,271,756
745,000 Pontotoc County Educational Facilities Authority, Oklahoma,
Facilities Lease Revenue Bonds, Ada Public Schools Project,
Series 2021
4 .000 09/01/29 768,389
440,000 Pontotoc County Educational Facilities Authority, Oklahoma,
Facilities Lease Revenue Bonds, Ada Public Schools Project,
Series 2021
4 .000 09/01/30 456,479
1,110,000 Pontotoc County Educational Facilities Authority, Oklahoma,
Facilities Lease Revenue Bonds, Ada Public Schools Project,
Series 2021
4 .000 09/01/31 1,153,005
7,800,000 Tulsa County Independent School District 001 Tulsa,
Oklahoma, General Obligation Bonds, Combined Purpose
Series 2022A
2 .000 03/01/27 7,675,234
1,540,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Berryhill Public Schools
Project, Series 2020
2 .000 09/01/27 1,502,661
1,605,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Berryhill Public Schools
Project, Series 2020
2 .000 09/01/28 1,543,361
1,670,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Berryhill Public Schools
Project, Series 2020
2 .000 09/01/29 1,581,660
3,150,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Berryhill Public Schools
Project, Series 2020
2 .000 09/01/30 2,943,126
10,755,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public Schools
Project, Series 2016
5 .000 09/01/26 10,772,386
5,650,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public Schools
Project, Series 2021A
4 .000 09/01/30 5,891,549
5,425,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public Schools
Project, Series 2021A
4 .000 09/01/31 5,686,733
9,955,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jenks Public Schools Project,
Series 2015
5 .000 09/01/26 9,971,093
3,415,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Owasso Public Schools Project,
Series 2025
5 .000 09/01/31 3,808,698
7,180,000 Tulsa, Oklahoma, General Obligation Bonds, Series 2024C 0 .050 10/01/37 4,672,703
2,600,000 Washington County Rural Water District 3, Oklahoma, Revenue
Bonds, Refunding & Capital improvement Series 2020
3 .000 09/15/35 2,555,272
2,165,000 Weatherford Industrial Trust Educational, Oklahoma, Facilities
Lease Revenue Bonds, Weatherford Public Schools Project,
Series 2019
5 .000 03/01/29 2,287,676
2,015,000 Weatherford Industrial Trust Educational, Oklahoma, Facilities
Lease Revenue Bonds, Weatherford Public Schools Project,
Series 2019
5 .000 03/01/31 2,138,165
2,500,000 Weatherford Industrial Trust Educational, Oklahoma, Facilities
Lease Revenue Bonds, Weatherford Public Schools Project,
Series 2019
5 .000 03/01/33 2,641,821
TOTAL OKLAHOMA 207,123,826

Portfolio of Investments December 31, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OREGON - 0.9%
$ 5,070,000 Beaverton School District 48J, Washington and Multnomah
Counties, Oregon, General Obligation Bonds, Convertible
Deferred Interest Series 2017D
5 .000% 06/15/36 $ 5,209,401
1,850,000 Beaverton School District 48J, Washington and Multnomah
Counties, Oregon, General Obligation Bonds, Series 2025A
0 .000 06/15/37 1,188,309
5,000,000 Beaverton School District 48J, Washington and Multnomah
Counties, Oregon, General Obligation Bonds, Series 2025A
0 .000 06/15/38 3,034,773
1,765,000 Benton and Linn Counties District School District 509J
Corvallis, Oregon, General Obligation Bonds, Series 2018A
5 .000 06/15/38 1,840,249
1,260,000 Clackamas Community College District, Oregon, General
Obligation Bonds, Deferred Interest Series 2017A
5 .000 06/15/40 1,285,631
1,665,000 Clackamas County School District 62, Oregon City, Oregon,
General Obligation Bonds, Refunding Series 2018A
0 .000 06/15/34 1,218,874
1,510,000 Clackamas County School District 62, Oregon City, Oregon,
General Obligation Bonds, Refunding Series 2018A
0 .000 06/15/35 1,050,353
1,070,000 Clackamas County School District 62, Oregon City, Oregon,
General Obligation Bonds, Refunding Series 2018A
0 .000 06/15/37 676,337
2,050,000 Clackamas County School District 62, Oregon City, Oregon,
General Obligation Bonds, Refunding Series 2018A
0 .000 06/15/39 1,176,454
2,800,000 Multnomah-Clackamas Counties School District 10JT Greham-
Barlow, Oregon, General Obligation Bonds, Deferred interest
Series 2019A
0 .000 06/15/38 1,650,553
1,000,000 Oregon Department of Transportation, Revenue Bonds, Grant
Anticipation, Social 2024
5 .000 05/15/39 1,122,929
6,545,000 (a) Oregon Health and Science University, Revenue Bonds, Green
Series 2021B-2, (Mandatory Put 2/01/32)
5 .000 07/01/46 7,228,089
1,830,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2017D
3 .450 01/01/38 1,787,427
3,085,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2018C
3 .900 07/01/38 3,087,316
7,955,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2019A
2 .650 07/01/39 6,965,432
7,420,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2021A
2 .250 07/01/41 5,693,917
2,710,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2025A
4 .750 07/01/40 2,811,711
5,000,000 Oregon State Department of Transportation, Highway User Tax
Revenue Bonds, Refunding Subordinate Lien Series 2024A
5 .000 11/15/33 5,833,363
3,325,000 Oregon State, General Obligation Bonds, Veterans Welfare
Series 108 of 2021O
2 .600 12/01/42 2,620,237
4,050,000 Port of Portland, Oregon, International Airport Revenue Bonds,
Green Series 2023-29, (AMT)
5 .000 07/01/38 4,413,307
5,000,000 Port of Portland, Oregon, International Airport Revenue Bonds,
Series 2022-28, (AMT)
5 .000 07/01/33 5,546,296
1,925,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds,
Salem Health Projects, Refunding Series 2016A
5 .000 05/15/33 1,936,852
6,510,000 Washington County, Oregon, General Obligation Bonds, Full
Faith & Credit Obligation Series 2025
5 .000 06/01/33 7,566,010
TOTAL OREGON 74,943,820
PENNSYLVANIA - 4.3%
1,000,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A
- AGM Insured, (AMT)
5 .000 01/01/28 1,038,758
1,400,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A
- AGM Insured, (AMT)
5 .000 01/01/29 1,479,807
2,500,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A
- AGM Insured, (AMT)
5 .000 01/01/30 2,682,069
1,000,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A
5 .000 04/01/36 1,031,731

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 10,085,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A
4 .000% 04/01/37 $ 10,091,181
5,205,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A
4 .000 04/01/38 5,174,931
5,950,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A
4 .000 04/01/44 5,513,299
2,090,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A
4 .000 04/01/44 1,966,180
1,445,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Project, Series 2018
5 .000 05/01/28 1,499,710
2,234,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-2
6 .000 06/30/34 2,401,558
28,686,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-3
5 .000 06/30/39 25,848,894
14,973,000 (f) Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024B-1
0 .000 06/30/44 10,363,541
4,690,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Taxable Series 2024A-1
8 .000 06/30/34 4,705,918
1,025,000 Capital Region Water, Pennsylvania, Water Revenue Bonds,
Series 2018
5 .000 07/15/27 1,058,965
5,190,000 (a) Clarion County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Pennsylvania-American Water Company
Project, Refunding Series 2019, (AMT), (Mandatory Put
12/03/29)
2 .450 12/01/39 4,802,307
26,055,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series 2018 -
AGM Insured
4 .000 06/01/39 25,690,326
2,000,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017
5 .000 07/01/42 2,038,948
5,000,000 (a) Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series
2020B, (Mandatory Put 2/15/27)
5 .000 04/01/43 5,068,798
4,465,000 Lehigh County General Purpose Authority, Pennsylvania,
Hospital Revenue Bonds, Lehigh Valley Health Network, Series
2019A
4 .000 07/01/49 3,879,277
9,410,000 Lehigh County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, Pennsylvania Power and
Light Company, Series 2016A
3 .000 09/01/29 9,446,755
16,805,000 (a) Luzerne County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Pennsylvania-American Water
Company Project, Refunding Series 2019, (AMT), (Mandatory
Put 12/03/29)
2 .450 12/01/39 15,561,085
1,000,000 North Allegheny School District, Allegheny County,
Pennsylvania, General Obligation Bonds, Limited Tax Series
2019
4 .000 05/01/44 991,517
3,160,000 Pennsylvania Economic Development Financing Authority,
Private Activity Revenue Bonds, Pennsylvania Rapid Bridge
Replacement Project, Series 2015, (AMT)
5 .000 12/31/34 3,174,464
11,000,000 (a) Pennsylvania Economic Development Financing Authority,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2025A, (Mandatory Put 3/15/35)
5 .000 03/15/60 12,144,019
2,000,000 (a) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Republic Services Inc
Project, Series 2019B-2, (AMT), (Mandatory Put 1/15/26)
3 .850 04/01/49 1,999,872
1,250,000 (a) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Waste Management Inc.,
Project, Series 2009, (Mandatory Put 12/01/26)
0 .950 12/01/33 1,218,368

Portfolio of Investments December 31, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 4,000,000 (a) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Waste Management Inc.,
Project, Series 2013, (AMT), (Mandatory Put 2/02/26)
3 .400% 08/01/45 $ 4,000,578
10,845,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, LaSalle University, Series 2012
5 .000 05/01/42 7,602,846
1,135,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Widener University, Series 2021A
3 .000 07/15/39 938,388
19,900,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2016-120
3 .100 10/01/36 18,998,474
13,045,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-124B
3 .500 10/01/37 12,857,790
6,615,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-128B
3 .500 10/01/34 6,531,829
1,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-130A
2 .500 10/01/34 902,309
1,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-130A
2 .700 10/01/39 884,028
3,880,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-131A
3 .000 10/01/39 3,584,199
3,355,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2020-133
2 .125 10/01/35 2,827,242
10,150,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2020-133
2 .350 10/01/40 8,173,631
15,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-137
2 .450 10/01/41 11,657,993
4,800,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2022-1394A
4 .000 10/01/37 4,847,807
1,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-145A
4 .600 10/01/44 1,007,840
9,000,000 Pennsylvania State, General Obligation Bonds, First Refunding
Series 2025A
5 .000 08/15/29 9,797,557
6,000,000 Pennsylvania State, General Obligation Bonds, First Refunding
Series 2025A
5 .000 08/15/33 6,976,333
3,215,000 Pennsylvania State, General Obligation Bonds, First Series
2023
5 .000 09/01/38 3,596,942
5,000,000 Pennsylvania State, General Obligation Bonds, First Series
2024
5 .000 08/15/30 5,549,087
2,580,000 Pennsylvania Turnpike Commission, Motor License Fund-
Enhanced Turnpike Special Revenue Bonds, Subordinate
Series 2014A
4 .500 12/01/34 2,615,379
5,110,000 Pennsylvania Turnpike Commission, Motor License Fund-
Enhanced Turnpike Special Revenue Bonds, Subordinate
Series 2014A
4 .750 12/01/37 5,187,932
16,220,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Capital Appreciation Series 2009E
6 .375 12/01/38 17,150,417
4,695,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Second Series 2016B-2
5 .000 06/01/29 4,741,290
22,160,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Second Series 2016B-2
5 .000 06/01/35 22,343,297
3,065,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Second Series 2017
5 .000 12/01/29 3,206,157
3,420,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Second Series 2017
5 .000 12/01/31 3,572,050
5,645,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Series 2016A
5 .000 12/01/36 5,745,428
3,845,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Third Series 2017
5 .000 12/01/31 4,015,945
2,365,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Third Series 2017
5 .000 12/01/32 2,466,256
2,220,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Third Series 2017
4 .000 12/01/36 2,248,245
1,165,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2016A-1
5 .000 12/01/28 1,177,140

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 3,130,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2017A-1
5 .000% 12/01/36 $ 3,245,036
1,835,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, La Salle University, Series 2017
5 .000 05/01/31 1,635,774
2,060,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, La Salle University, Series 2017
5 .000 05/01/33 1,756,939
1,165,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, La Salle University, Series 2017
5 .000 05/01/34 969,728
3,000,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2025B, (AMT)
5 .000 07/01/32 3,337,122
440,000 Scranton-Lackawanna Health and Welfare Authority,
Pennsylvania, University Revenue Bonds, Marywood University,
Series 2016
3 .375 06/01/26 436,162
3,120,000 Washington County Industrial Development Authority,
Pennsylvania, College Revenue Bonds, AICUP Financing
Program-Washington and Jefferson College Project, Series
2017-PP5
3 .375 11/01/36 2,832,046
1,200,000 Wilson School District, Berks County, Pennsylvania, General
Obligation Bonds, Notes Series 2025D
5 .000 05/15/37 1,348,260
800,000 Wilson School District, Berks County, Pennsylvania, General
Obligation Bonds, Notes Series 2025D
5 .000 05/15/38 893,145
TOTAL PENNSYLVANIA 362,530,899
PUERTO RICO - 2.9%
19,655,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A
5 .000 07/01/30 20,581,053
22,060,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A
5 .000 07/01/35 22,857,767
350,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021A
5 .000 07/01/33 366,205
5,575,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
4 .000 07/01/42 5,275,234
16,071,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/27 15,278,116
27,350,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/29 24,317,227
62,677,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/31 51,576,953
19,748,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/33 14,987,073
2,532,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .500 07/01/34 2,532,067
11,663,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .550 07/01/40 11,670,597
24,447,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/46 8,214,823
1,087,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .750 07/01/53 1,026,215
1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
5 .000 07/01/58 964,387
4,743,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured Cofina Project Series 2018B-1
4 .500 07/01/34 4,743,125
15,601,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .329 07/01/40 15,283,237
7,773,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .329 07/01/40 7,614,679
76,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .784 07/01/58 71,078
8,838,454 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/27 9,028,651

Portfolio of Investments December 31, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 16,747,234 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625% 07/01/29 $ 17,751,088
1,912,507 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .750 07/01/31 2,102,186
9,299,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0 .000 07/01/33 6,740,058
2,643,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/33 2,644,082
3,532,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/35 3,473,833
1,195,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/37 1,159,588
TOTAL PUERTO RICO 250,259,322
RHODE ISLAND - 0.7%
1,275,000 Rhode Island Health and Educational Building Corporation,
Educational Institution Revenue Bonds, St. George's School,
Series 2021
5 .000 10/01/28 1,354,811
2,000,000 Rhode Island Health and Educational Building Corporation,
Hospital Financing Revenue Bonds, Care New England Issue,
Refunding Series 2016B
5 .000 09/01/36 2,003,380
1,460,000 Rhode Island Health and Educational Building Corporation,
Public Schools Financing Program Revenue Bonds, City of
Providence, Series 2021D - BAM Insured
5 .000 05/15/27 1,506,408
2,595,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2019 Series 70
3 .000 10/01/39 2,347,341
2,420,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2019 Series 71
3 .000 10/01/39 2,235,506
13,950,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2021 Series 75A
2 .250 10/01/41 10,740,611
10,000,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bonds, Series 73-A
2 .300 10/01/40 7,816,380
4,550,000 Rhode Island Housing and Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, Series 2020-72A
2 .550 10/01/40 3,695,880
4,000,000 Rhode Island Housing and Mortgage Finance Corporation,
Homeownership Opportunity Bonds, Series 83-A
4 .600 10/01/44 4,014,149
137,445,000 Rhode Island Tobacco Settlement Financing Corporation,
Tobacco Settlement Asset-Backed Bonds, Series 2007A
0 .000 06/01/52 20,008,171
3,645,000 Rhode Island Tobacco Settlement Financing Corporation,
Tobacco Settlement Asset-Backed Bonds, Series 2015B
4 .500 06/01/45 3,616,894
TOTAL RHODE ISLAND 59,339,531
SOUTH CAROLINA - 1.4%
5,780,000 Greenville Hospital System Board of Trustees, South Carolina,
Hospital Revenue Bonds, Series 2014B
5 .000 05/01/34 5,790,084
1,055,000 Lexington County Health Services District, Inc., South Carolina,
Hospital Revenue Bonds, Lexington Medical Center, Series
2016
5 .000 11/01/34 1,061,775
1,170,000 Lexington County Health Services District, Inc., South Carolina,
Hospital Revenue Bonds, Lexington Medical Center, Series
2016
5 .000 11/01/35 1,177,120
6,400,000 (a) Patriots Energy Group Financing Agency, South Carolina,
Gas Supply Revenue Bonds, Series 2023A-1, (Mandatory Put
8/01/31)
5 .250 10/01/54 6,841,841
1,000,000 Patriots Energy Group, South Carolina, Gas System Revenue
Bonds, Improvement and Refunding Series 2021A
2 .250 06/01/41 699,459
2,500,000 South Carolina Association of Governmental Organizations,
Educational Facilities Corporation for Pickens School District,
Installment Purchase Revenue Bonds, Pickens County,
Refunding Series 2025
5 .000 12/01/31 2,818,108
2,675,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2019B
2 .900 07/01/39 2,343,952
5,720,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2020B
2 .150 07/01/40 4,372,310

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH CAROLINA (continued)
$ 17,830,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2021A
2 .050% 07/01/41 $ 12,947,294
1,865,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2024A
4 .500 07/01/44 1,877,699
5,145,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2024B
4 .375 07/01/44 5,174,120
995,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2025A
4 .150 07/01/40 994,239
8,590,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2025A
4 .500 07/01/45 8,592,578
4,595,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2025B
4 .625 07/01/40 4,789,412
6,155,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2025C
6 .250 01/01/56 6,957,238
5,390,000 (a) South Carolina Jobs Economic Development Authority,
Economic Development Revenue Bonds, Foothill Affordable
Housing Foundation - Paddock Club & Fairway Projects, Senior
Credit Enhanced Series 2025, (Mandatory Put 3/01/35)
4 .000 03/01/62 5,509,937
1,305,000 South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, FMU Student
Housing LLC - Francis Marion University Project, Series 2014A
5 .000 08/01/27 1,306,021
3,925,000 South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, FMU Student
Housing LLC - Francis Marion University Project, Series 2014A
5 .000 08/01/32 3,926,777
2,650,000 (a) South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, Bon Secours Mercy Health, Inc, Series
2025B-2, (Mandatory Put 11/01/32)
5 .000 11/01/49 2,947,719
4,595,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding & Improvement Series 2020A
5 .000 12/01/31 5,067,866
7,895,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016A
5 .000 12/01/29 7,967,571
4,325,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016A
5 .000 12/01/31 4,363,781
2,255,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016A
5 .000 12/01/37 2,269,383
4,000,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2024B - AGM Insured
5 .000 12/01/42 4,334,711
10,000,000 South Carolina Transportation Infrastructure Bank, Revenue
Bonds, Refunding Series 2017A
5 .000 10/01/39 10,278,812
4,615,000 Spartanburg County School District 5, South Carolina, General
Obligation Bonds, Series 2022
3 .000 03/01/37 4,333,479
TOTAL SOUTH CAROLINA 118,743,286
SOUTH DAKOTA - 0.6%
200,000 Mitchell School District 17-2, South Dakota, General Obligation
Bonds, Limited Tax Refunding Certificates, Series 2021
2 .000 08/01/26 198,322
400,000 Mitchell School District 17-2, South Dakota, General Obligation
Bonds, Limited Tax Refunding Certificates, Series 2021
2 .000 08/01/27 391,633
400,000 Mitchell School District 17-2, South Dakota, General Obligation
Bonds, Limited Tax Refunding Certificates, Series 2021
2 .000 08/01/29 382,479
1,575,000 Rapid City, South Dakota, Water Revenue Bonds, Refunding
Series 2025
5 .000 11/01/32 1,784,412
1,170,000 Rapid City, South Dakota, Water Revenue Bonds, Refunding
Series 2025
5 .000 11/01/33 1,343,036
1,000,000 Rapid City, South Dakota, Water Revenue Bonds, Refunding
Series 2025
5 .000 11/01/34 1,157,263
1,545,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Monument Health, Inc., Series 2020A
5 .000 09/01/27 1,593,352
2,515,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Regional Health, Refunding Series 2017
5 .000 09/01/31 2,586,506
3,925,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2021A
2 .100 11/01/41 2,864,867
7,500,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2021B
2 .050 11/01/41 5,489,237

Portfolio of Investments December 31, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH DAKOTA (continued)
$ 3,500,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2024A
4 .450% 11/01/44 $ 3,520,402
13,055,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2024C
4 .500 11/01/44 13,135,722
7,710,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2025A
4 .200 11/01/40 7,749,591
2,395,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2025E
6 .250 05/01/56 2,731,993
3,205,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Social Series
2023A
4 .150 11/01/38 3,259,629
TOTAL SOUTH DAKOTA 48,188,444
TENNESSEE - 1.2%
1,630,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Revenue Bonds, CommonSpirit Health, Series
2019A-1
5 .000 08/01/26 1,648,467
1,900,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Revenue Bonds, CommonSpirit Health, Series
2019A-1
5 .000 08/01/28 1,996,771
2,895,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc.,
Series 2017
3 .375 04/01/26 2,892,064
3,250,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc.,
Series 2017
5 .000 04/01/29 3,302,321
2,605,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc.,
Series 2017
5 .000 04/01/30 2,647,219
2,810,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc.,
Series 2017
5 .000 04/01/31 2,853,077
5,135,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Vanderbilt University Medical Center, Series 2016A
5 .000 07/01/40 5,163,116
4,435,000 Murfreesboro, Tennessee, General Obligation Bonds, Series
2021
3 .000 06/01/30 4,444,019
1,860,000 (a) Rutherford County Health and Educational Facilities Board,
Tennessee, Revenue Bonds, Ascension Health Group, Series
2025B-1, (Mandatory Put 11/15/30)
5 .000 11/15/48 2,034,772
6,000,000 Shelby County Health, Educational and Housing Facilities
Board, Tennessee, Revenue Bonds, Methodist Le Bonheur
Healthcare, Series 2025A
5 .000 06/01/35 6,753,031
15,810,000 (a) Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series
2021A, (Mandatory Put 9/01/28)
4 .000 12/01/51 16,082,781
4,095,000 (a) Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series
2022A, (Mandatory Put 12/01/30)
5 .500 10/01/53 4,394,272
420,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2015-1C
3 .950 07/01/35 420,050
3,270,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2018-3
3 .750 07/01/38 3,274,348
6,335,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2018-4
3 .900 07/01/38 6,343,702
5,765,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2019-1
3 .750 07/01/39 5,704,615
6,190,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2019-2
3 .000 07/01/39 5,694,677
2,440,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2019-3
2 .600 07/01/39 2,119,893
3,930,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2019-4
2 .900 07/01/39 3,443,638
3,840,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2021-1
2 .250 07/01/41 2,951,459

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE (continued)
$ 7,135,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2021-2
2 .250% 07/01/41 $ 5,475,216
5,340,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2021-3
2 .300 07/01/41 4,135,995
215,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2024-2A
4 .450 07/01/44 216,338
1,350,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2025-2A
4 .850 07/01/40 1,413,562
3,735,000 The Tennessee Energy Acquisition Corporation, Gas Project
Revenue Bonds, Refunding Series 2025A
5 .000 12/01/35 4,019,303
2,250,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006B
5 .625 09/01/26 2,278,515
TOTAL TENNESSEE 101,703,221
TEXAS - 9.0%
11,020,000 Alamo Community College District, Texas General Obligation
Bonds, Refunding Limited Tax Series 2025
5 .000 08/15/33 12,624,820
10,195,000 Alamo Community College District, Texas General Obligation
Bonds, Refunding Limited Tax Series 2025
5 .000 08/15/34 11,786,153
5,000,000 Aldine Independent School District, Harris County, Texas,
General Obligation Bonds, Refunding School Building Series
2017A
5 .000 02/15/45 5,052,411
2,035,000 Aldine Independent School District, Harris County, Texas,
General Obligation Bonds, Refunding School Building Series
2024B
5 .000 02/15/28 2,139,587
2,610,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5 .000 01/01/28 2,630,776
2,840,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5 .000 01/01/30 2,863,592
1,600,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5 .000 01/01/32 1,612,366
5,000,000 Austin, Texas, Certificates of Obligation, Series 2025 5 .000 09/01/33 5,775,219
20,000,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2024B
5 .000 08/15/40 22,322,072
9,255,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2025A
5 .000 08/15/28 9,841,655
8,500,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2025B
5 .000 08/15/36 9,939,488
8,525,000 Board of Regents of the University of Texas, Permanent
University Fund Bonds, Series 2024A
5 .000 07/01/38 9,697,593
9,125,000 Board of Regents of the University of Texas, Permanent
University Fund Bonds, Series 2024A
5 .000 07/01/39 10,298,568
10,860,000 Central Texas Regional Mobility Authority, Revenue Bonds,
Anticipation Notes Subordinate Lien Series 2021C
5 .000 01/01/27 10,891,946
4,150,000 Central Texas Regional Mobility Authority, Revenue Bonds,
Refunding Senior Lien Series 2025A
5 .000 01/01/30 4,537,235
1,145,000 City of Houston, Texas, Convention & Entertainment Facilities
Department Hotel Occupancy Tax and Special Revenue Bonds,
Refunding Series 2019
5 .000 09/01/32 1,208,143
1,000,000 City of Houston, Texas, Convention & Entertainment Facilities
Department Hotel Occupancy Tax and Special Revenue Bonds,
Refunding Series 2019
5 .000 09/01/34 1,050,797
1,000,000 City of Houston, Texas, Convention & Entertainment Facilities
Department Hotel Occupancy Tax and Special Revenue Bonds,
Refunding Series 2019
5 .000 09/01/35 1,048,845
1,000,000 City of Houston, Texas, Convention & Entertainment Facilities
Department Hotel Occupancy Tax and Special Revenue Bonds,
Refunding Series 2019
5 .000 09/01/36 1,046,655
3,325,000 Collin County, Texas, General Obligation Bonds, Limited Tax
Permanent Improvement Series 2023
5 .000 02/15/36 3,738,265
1,270,000 Collin County, Texas, General Obligation Bonds, Limited Tax
Permanent Improvement Series 2023
5 .000 02/15/37 1,417,683
7,575,000 Comal Independent School District, Texas, General Obligation
Bonds, Refunding Series 2025
5 .000 02/01/33 8,699,494

Portfolio of Investments December 31, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 3,000,000 Conroe Independent School District, Montgomery County,
Texas, General Obligation Bonds, Refunding Series 2024
5 .000% 02/15/30 $ 3,293,921
5,000,000 Conroe Independent School District, Montgomery County,
Texas, General Obligation Bonds, Refunding Series 2025
5 .000 02/15/34 5,778,068
2,965,000 Corpus Christi, Texas, General Obligation Bonds, General
Improvement Refunding Series 2025C
5 .000 03/01/33 3,379,330
3,090,000 Corpus Christi, Texas, General Obligation Bonds, General
Improvement Refunding Series 2025C
5 .000 03/01/34 3,548,200
3,280,000 Corpus Christi, Texas, General Obligation Bonds, General
Improvement Refunding Series 2025C
5 .000 03/01/35 3,787,202
3,395,000 Crowley Independent School District, Tarrant and Johnson
Counties, Texas, General Obligation Bonds, Refunding Series
2025
5 .000 02/01/33 3,889,557
5,570,000 Crowley Independent School District, Tarrant and Johnson
Counties, Texas, General Obligation Bonds, Refunding Series
2025
5 .000 02/01/34 6,447,625
2,710,000 (e) Cypress-Fairbanks Independent School District, Harris County,
Texas, General Obligation Bonds, Refunding Series 2026
5 .000 02/15/31 3,024,569
9,090,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds Refunding Series 2023C, (AMT)
5 .000 11/01/27 9,428,371
12,245,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds, Refunding & Improvement Series 2025A-1, (AMT)
5 .000 11/01/30 13,302,493
10,000,000 Dallas, Texas, General Obligation Bonds, Refunding and
Improvement Series 2024B
5 .000 02/15/27 10,274,851
9,070,000 Dallas, Texas, General Obligation Bonds, Series 2025 5 .000 02/15/32 10,261,059
5,900,000 Dallas, Texas, Waterworks and Sewer System Revenue Bonds,
Refunding Series 2016A
5 .000 10/01/41 5,953,964
3,000,000 Denton County, Texas, General Obligation Bonds, Refunding
Permanent Improvement Series 2025
5 .000 07/15/32 3,422,156
9,070,000 Eagle Mountain and Saginaw Independent School District,
Tarrant County, Texas, General Obligation Bonds, Refunding
Series 2025A
5 .000 08/15/33 10,498,416
2,775,000 Fort Bend County Industrial Development Corporation, Texas,
Revenue Bonds, NRG Energy Inc. Project, Series 2012B
4 .750 11/01/42 2,775,312
2,400,000 Fort Bend County, Texas, General Obligation Bonds, Refunding
Road Series 2025
5 .000 03/01/33 2,747,093
3,405,000 Fort Bend County, Texas, General Obligation Bonds, Refunding
Road Series 2025
5 .000 03/01/34 3,936,649
4,000,000 Grand Prairie Independent School District, Dallas County,
Texas, General Obligation Bonds, Refunding Series 2015
4 .000 02/15/31 4,003,146
5,215,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Refunding Series 2020A
4 .125 07/01/26 5,250,982
4,025,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Refunding Series 2020A
3 .950 07/01/27 4,100,549
3,060,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Refunding Series 2020A
3 .750 07/01/28 3,127,652
3,650,000 (a) Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Series 2022B, (Mandatory Put
12/01/28)
5 .000 06/01/50 3,849,383
8,960,000 (a) Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Series 2024C, (Mandatory Put
7/01/29)
5 .000 07/01/54 9,544,129
1,000,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Texas Childrens
Hospital, Series 2019A
4 .000 10/01/35 1,019,722
4,560,000 Harris County, Texas, General Obligation Bonds, Refunding
Permanent Improvement Series 2025A
5 .000 09/15/33 5,265,588
4,650,000 Harris County, Texas, General Obligation Bonds, Refunding
Permanent Improvement Series 2025A
5 .000 09/15/34 5,414,342

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,715,000 Harris County, Texas, General Obligation Bonds, Refunding
Road Series 2025A
5 .000% 09/15/33 $ 1,980,369
1,800,000 Harris County, Texas, General Obligation Bonds, Refunding
Road Series 2025A
5 .000 09/15/34 2,095,874
1,750,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding First
Lien Series 2025A
5 .000 08/15/32 1,994,954
1,270,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding
Senior Lien Series 2016A
5 .000 08/15/41 1,277,874
520,000 Houston Higher Education Finance Corporation, Texas,
Revenue Bonds, Rice University, Series 2024
5 .000 05/15/34 607,843
6,995,000 Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2023A - AGM Insured, (AMT)
5 .000 07/01/28 7,341,785
11,005,000 Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2023A - AGM Insured, (AMT)
5 .000 07/01/30 11,925,688
11,535,000 Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2023A - AGM Insured, (AMT)
5 .000 07/01/32 12,802,558
2,000,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal E Project, Refunding Series
2014, (AMT)
5 .000 07/01/29 2,002,227
1,000,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal E Project, Series 2021B-1,
(AMT)
4 .000 07/15/41 909,631
7,725,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .250 07/15/33 8,292,880
1,600,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .250 07/15/34 1,721,914
12,050,000 Houston, Texas, Combined Utility System Revenue Bonds,
Refunding First Lien Series 2014D
5 .000 11/15/39 12,057,796
3,175,000 Houston, Texas, Combined Utility System Revenue Bonds,
Refunding First Lien Series 2018D
5 .000 11/15/32 3,377,526
2,630,000 Houston, Texas, Combined Utility System Revenue Bonds,
Refunding First Lien Series 2018D
5 .000 11/15/33 2,788,559
8,500,000 Houston, Texas, General Obligation Bonds, Refunding Series
2024A
5 .000 03/01/41 9,220,044
7,500,000 Houston, Texas, General Obligation Bonds, Refunding Series
2024A
5 .000 03/01/42 8,073,276
1,325,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding Series 2014
5 .000 09/01/31 1,327,023
1,000,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding Series 2021
3 .000 09/01/33 997,981
4,750,000 (e) Humble Independent School District, Harris County, Texas,
General Obligation Bonds, Refunding School Building Series
2026A
5 .000 02/15/32 5,379,219
2,880,000 Hurst-Euless-Bedford Independent School District, Tarrant
County, Texas, General Obligation Bonds, School Building
Series 2024
5 .000 08/15/26 2,924,625
2,055,000 Katy Independent School District, Harris, Fort Bend and Waller
Counties, Texas, General Obligation Bonds, Refunding Series
2024
5 .000 02/15/29 2,207,232
1,575,000 Klein Independent School District, Harris County, Texas,
General Obligation Bonds, Schoolhouse Refunding Series
2019
5 .000 02/01/43 1,627,473
1,000,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds Series 2015, (AMT)
5 .000 11/01/26 1,001,387
2,025,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds Series 2015, (AMT)
5 .000 11/01/27 2,028,003
1,570,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds Series 2015, (AMT)
5 .000 11/01/28 1,572,359
2,000,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds Series 2015, (AMT)
5 .000 11/01/29 2,002,841

Portfolio of Investments December 31, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 2,000,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds Series 2015, (AMT)
5 .000% 11/01/30 $ 2,002,669
4,115,000 Lower Colorado River Authority, Texas, Transmission Contract
Revenue Bonds, LCRA Transmission Services Corporation
Project, Refunding Series 2021
5 .000 05/15/27 4,250,304
4,565,000 Matagorda County Navigation District 1, Texas, Pollution
Control Revenue Bonds, Central Power & Light Company
Project, Refunding Series 2001A
2 .600 11/01/29 4,424,588
2,720,000 McCamey County Hospital District, Texas, General Obligation
Bonds, Series 2013
5 .250 12/01/28 2,721,361
2,520,000 (b) Mission Economic Development Corporation, Texas, Revenue
Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)
4 .625 10/01/31 2,520,588
1,800,000 (a) Mission Economic Development Corporation, Texas,
Solid Waste Disposal Revenue Bonds, Graphic Packaging
International, LLC Project, Green Series 2025, (AMT),
(Mandatory Put 6/01/30)
5 .000 12/01/64 1,866,444
10,000,000 Mission Economic Development Corporation, Texas, Solid
Waste Disposal Revenue Bonds, Waste Management Inc.
Project, Series 2023A, (AMT), (Mandatory Put 7/01/27)
4 .250 06/01/48 10,059,540
5,000,000 Montgomery County, Texas, General Obligation Bonds, Limited
Tax Refunding Series 2025A
5 .000 03/01/32 5,690,490
2,900,000 North East Independent School District, Bexar County, Texas,
General Obligation Bonds, Refunding Series 2025
5 .000 08/01/33 3,357,517
3,195,000 North Texas Municipal Water District, Texas, Regional
Wastewater Revenue Bonds, Improvement and Refunding
Series 2025
4 .000 06/01/43 3,171,026
3,860,000 (d) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
7 .000 09/01/43 4,646,278
9,190,000 (d) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
6 .750 09/01/45 11,156,464
5,355,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier Series 2023A
5 .000 01/01/27 5,488,215
4,010,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier Series 2024A
5 .000 01/01/41 4,381,960
3,750,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier, Series 2008D - AGC Insured
0 .000 01/01/38 2,432,143
2,250,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier, Series 2017A
5 .000 01/01/43 2,298,826
5,000,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier, Series 2019A
3 .000 01/01/35 4,912,774
5,950,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier, Series 2020A
4 .000 01/01/37 6,006,232
5,000,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding Second Tier Series 2024B
5 .000 01/01/32 5,638,620
5,280,000 Pasadena Independent School District, Harris County, Texas,
General Obligation Bonds, Refunding Series 2015
4 .000 02/15/34 5,282,711
4,500,000 Pearland Independent School District, Brazoria County, Texas,
General Obligation Bonds, Refunding School Building Series
2025
5 .000 02/15/32 5,109,977
965,000 (b) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2020, (AMT)
3 .625 01/01/35 902,076
6,865,000 (b) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
2 .750 01/01/36 5,671,095
13,675,000 (b) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
2 .875 01/01/41 10,112,730
1,000,000 (b) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
3 .000 01/01/50 671,779

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 2,000,000 (b) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2024A, (AMT)
5 .000% 01/01/39 $ 1,974,795
1,270,000 Port of Houston Authority, Harris County, Texas, General
Obligation Bonds, First Lien Series 2021
5 .000 10/01/26 1,293,111
2,315,000 Round Rock, Texas, Combined Tax and Revenue Certificates of
Obligation, Series 2021A
2 .000 08/15/43 1,531,100
1,180,000 Round Rock, Texas, Combined Tax and Revenue Certificates of
Obligation, Series 2021C
2 .000 08/15/43 780,431
1,520,000 Round Rock, Texas, Combined Tax and Revenue Certificates of
Obligation, Series 2021C
2 .000 08/15/46 917,356
3,910,000 San Antonio, Texas, Water System Revenue Bonds, Refunding
Junior Lien Series 2025C
5 .000 05/15/32 4,447,906
3,765,000 (a) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Health Resources
System, Series 2025C, (Mandatory Put 11/15/32)
5 .000 11/15/64 4,206,006
4,990,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Refunding Series 2025B
4 .650 07/01/40 5,160,002
5,835,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Refunding Series 2025D
4 .750 07/01/40 6,103,723
13,980,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Series 2024C
4 .450 01/01/44 14,067,319
3,535,000 Texas Department of Housing and Community Affairs, Single
Family Mortgage Revenue Bonds, Series 2018A
4 .125 09/01/38 3,558,508
4,835,000 Texas Department of Housing and Community Affairs, Single
Family Mortgage Revenue Bonds, Series 2021A
2 .050 09/01/41 3,502,565
18,170,000 (a) Texas Municipal Gas Acquisition and Supply Corporation IV,
Gas Supply Revenue Bonds, Series 2023A, (Mandatory Put
1/01/30)
5 .500 01/01/54 19,315,406
15,850,000 (a) Texas Municipal Gas Acquisition and Supply Corporation IV,
Gas Supply Revenue Bonds, Series 2023B, (Mandatory Put
1/01/34)
5 .500 01/01/54 17,629,961
10,000,000 (a) Texas Municipal Gas Acquisition and Supply Corporation V,
Texas, Gas Supply Revenue Bonds, Series 2024, (Mandatory Put
1/01/34)
5 .000 01/01/55 10,798,953
8,000,000 Texas Municipal Gas Acquisition and Supply Corporation VI,
Gas Supply Revenue Bonds, Series 2025
5 .000 01/01/36 8,568,532
7,000,000 Texas Private Activity Bond Surface Transporation Corporation,
Revenue Bonds, NTE Mobility Partners LLC North Tarrant
Express Managed Lanes Project, Refunding Senior Lien Series
2019A
4 .000 12/31/37 7,032,965
3,940,000 Texas Private Activity Bond Surface Transporation Corporation,
Revenue Bonds, NTE Mobility Partners LLC North Tarrant
Express Managed Lanes Project, Refunding Senior Lien Series
2019A
4 .000 12/31/38 3,946,664
10,000,000 Texas Private Activity Bond Surface Transporation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Segments 3C Project, Series 2019, (AMT)
5 .000 06/30/58 9,769,406
1,700,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 12/31/32 1,759,422
2,800,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 06/30/33 2,889,752
1,600,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 06/30/35 1,632,894
1,000,000 Texas State Transportation Commission, General Obligation
Bonds, Mobility Fund Refunding Series 2025
5 .000 10/01/35 1,184,307
11,180,000 Texas State Transportation Commission, General Obligation
Bonds, Mobility Fund Refunding Series 2025
5 .000 10/01/36 13,120,827
5,790,000 Texas State, General Obligation Bonds, College Student Loan
Series 2023A, (AMT)
5 .000 08/01/36 6,404,918

Portfolio of Investments December 31, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 6,665,000 Texas State, General Obligation Bonds, Texas Transportation
Commission, Mobility Fund Refunding Series 2024
5 .000% 10/01/32 $ 7,649,914
10,000,000 Texas State, General Obligation Bonds, Transportation
Commission Highway Improvement, Series 2016A
5 .000 04/01/35 10,041,178
12,000,000 Texas Transportation Commission, Central Texas Turnpike
System Revenue Bonds, Refunding Second Tier Series 2024C
5 .000 08/15/38 13,420,740
6,100,000 Texas Transportation Commission, General Obligation Bonds,
Highway Improvement Refunding Series 2024
5 .000 04/01/26 6,137,194
5,590,000 Texas Transportation Commission, General Obligation Bonds,
Highway Improvement Refunding Series 2024
5 .000 04/01/28 5,905,705
5,000,000 Texas Transportation Commission, Highway Fund Revenue
Bonds, Refunding First Tier Series 2024
5 .000 10/01/32 5,728,878
1,125,000 Texas Transportation Commission, State Highway 249 System
Revenue Bonds, First Tier Toll Series 2019A
0 .000 08/01/35 762,198
1,605,000 Texas Transportation Commission, State Highway 249 System
Revenue Bonds, First Tier Toll Series 2019A
0 .000 08/01/36 1,030,754
2,120,000 Texas Transportation Commission, State Highway 249 System
Revenue Bonds, First Tier Toll Series 2019A
0 .000 08/01/37 1,286,152
1,100,000 Texas Transportation Commission, State Highway 249 System
Revenue Bonds, First Tier Toll Series 2019A
0 .000 08/01/39 594,886
1,000,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2017A
5 .000 10/15/42 1,019,618
7,385,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2018A
5 .000 10/15/30 7,802,361
15,315,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2025
5 .000 10/15/33 17,769,570
3,750,000 Travis County, Texas, General Obligation Bonds, Permanent
Improvement Limited Tax Series 2024
5 .000 03/01/39 4,193,963
10,780,000 Travis County, Texas, General Obligation Bonds, Permanent
Improvement Limited Tax Series 2024
5 .000 03/01/40 11,921,809
2,000,000 Williamson County, Texas, General Obligation Bonds, Tax Road
Series 2025
5 .000 02/15/28 2,102,364
2,270,000 Williamson County, Texas, General Obligation Bonds, Tax Road
Series 2025
5 .000 02/15/29 2,437,452
TOTAL TEXAS 763,264,605
UTAH - 0.6%
1,055,000 (b) Black Desert Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds Series 2021A
3 .250 03/01/31 1,007,188
1,600,000 (b) Black Desert Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds Series 2021A
3 .500 03/01/36 1,460,645
1,300,000 (b) Downtown East Streetcar Sewer Public Infrastructure District,
South Salt Lake, Salt Lake County, Utah, Limited Tax General
Obligation Bonds, Series 2022A
5 .750 03/01/42 1,313,729
1,790,000 (b) MIDA Military Installation Development Authority Golf and
Equestrian Center Public Infrastructure District, Utah, Limited
Tax and Tax Allocation Revenue Bonds, Series 2021
4 .125 06/01/36 1,649,862
1,250,000 (b) MIDA Mountain Village Public Infrastructure District, Utah,
Subordinate Tax Allocation Revenue Bonds, Series 2024-2
5 .500 06/15/39 1,284,950
6,790,000 Salt Lake City School District, Salt Lake County, Utah, General
Obligation Bonds, School Bond Guaranty Program, Series 2013
5 .000 03/01/38 7,826,369
3,900,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2021A, (AMT)
5 .000 07/01/26 3,941,909
5,000,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2021A, (AMT)
5 .000 07/01/31 5,496,043
1,405,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .000 07/01/30 1,526,241
9,000,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .000 07/01/31 9,912,034
5,000,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .000 07/01/33 5,603,280
2,700,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .000 07/01/35 2,993,740

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTAH (continued)
$ 1,145,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .250% 07/01/36 $ 1,279,435
1,125,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .250 07/01/37 1,247,979
6,420,000 Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024E
4 .600 07/01/44 6,482,504
TOTAL UTAH 53,025,908
VERMONT - 0.1%
2,985,000 Vermont Economic Development Authority, Mortgage
Revenue Bonds, Wake Robin Corporation Project, Series 2021A
4 .000 05/01/37 2,876,825
3,439,000 Vermont Housing Finance Agency, Multiple Purpose Bonds,
Series 2021A
2 .450 11/01/41 2,724,469
3,465,000 Vermont Housing Finance Agency, Multiple Purpose Bonds,
Social Series 2024C
4 .450 11/01/44 3,486,469
735,000 Vermont State, General Obligation Bonds, Vermont Citizen
Series 2025A
5 .000 08/15/33 855,152
TOTAL VERMONT 9,942,915
VIRGINIA - 1.6%
5,265,000 Amelia County Industrial Development Authority, Virginia,
Solid Waste Disposal Revenue Bonds, Waste Management Inc.,
Series 2002, (AMT)
1 .450 04/01/27 5,106,324
7,310,000 (a) Arlington County Industrial Development Authority, Virginia,
Hospital Revenue Bonds, Virginia Hospital Center, Series
2023A, (Mandatory Put 7/01/31)
5 .000 07/01/53 7,905,571
6,315,053 (a) Federal Home Loan Mortgage Corporation, Multifamily
Variable Rate Certificates Relating to Municipal Securities Class
A Green Series 2024ML-028
4 .534 11/25/42 6,201,176
3,830,775 (a) Federal Home Loan Mortgage Corporation, Virginia,
Multifamily Variable Rate Certificates Relating to Municipal
Securities Series 2025ML-031
4 .604 06/25/42 3,888,830
5,000,000 (d) Hampton Roads Transportation Accountability Commission,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Senior Lien Bond Anticipation Notes, Series 2021A, (ETM)
5 .000 07/01/26 5,062,916
870,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Refunding Series 2021A
4 .000 12/01/35 847,036
1,060,000 Stafford County Economic Development Authority, Virginia,
Hospital Facilities Revenue Bonds, Mary Washington
Healthcare Obligated Group, Refunding Series 2016
3 .125 06/15/31 1,060,104
710,000 (b) Virginia College Building Authority, Educational Facilities
Revenue Bonds, Marymount University Project, Refunding
Series 2015A
5 .000 07/01/45 540,972
2,810,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-3
4 .400 10/01/44 2,818,785
1,500,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-4
4 .450 07/01/45 1,503,510
1,710,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-5
4 .150 07/01/40 1,708,692
500,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-5
4 .500 07/01/45 500,177
2,100,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2024F-1
4 .650 07/01/40 2,191,815
1,005,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2024F-2
4 .700 07/01/40 1,054,465
1,560,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2024F-3
4 .600 07/01/40 1,625,112
7,505,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2020B
2 .200 03/01/40 5,812,509
10,010,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2023D
3 .450 08/01/28 10,012,225
2,600,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2024H
3 .625 06/01/29 2,605,265

Portfolio of Investments December 31, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA (continued)
$ 1,350,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2025A
4 .100% 09/01/40 $ 1,352,057
3,925,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2025A
4 .450 09/01/45 3,907,245
12,875,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/49 12,416,064
10,185,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/56 9,667,790
5,480,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 07/01/32 5,940,186
4,000,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 01/01/34 4,306,238
4,890,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 07/01/36 5,194,330
3,330,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 07/01/37 3,514,198
4,540,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 01/01/38 4,774,570
2,000,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 12/31/47 2,002,122
3,190,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 12/31/52 3,186,802
5,250,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4 .000 01/01/31 5,385,267
5,500,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4 .000 01/01/34 5,602,687
10,000,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4 .000 01/01/37 9,984,010
2,565,000 (a) Wise County Industrial Development Authority, Virginia, Solid
Waste and Sewage Disposal Revenue Bonds, Virginia Electric
and Power Company, Series 2009A, (Mandatory Put 10/01/30)
3 .125 10/01/40 2,575,511
TOTAL VIRGINIA 140,254,561
WASHINGTON - 2.9%
3,725,000 Energy Northwest, Washington, Electric Revenue Bonds,
Columbia Generating Station, Refunding Series 2024A
5 .000 07/01/38 4,234,389
2,750,000 Energy Northwest, Washington, Electric Revenue Bonds,
Nuclear Project 1, Refunding Series 2024B
5 .000 07/01/26 2,784,194
7,915,000 King and Snohomish Counties School District 417 Northshore,
Washington, General Obligation Bonds, Refunding Series 2025
5 .000 12/01/34 9,315,152
9,520,000 King County, Washington, General Obligation Bonds,
Refunding Limited Tax Series 2025B
5 .000 12/01/31 10,845,137
7,980,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2017C, (AMT)
5 .000 05/01/31 8,180,537
8,800,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2018A, (AMT)
5 .000 05/01/31 9,021,144
5,000,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2018A, (AMT)
5 .000 05/01/33 5,115,120
5,315,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2019, (AMT)
5 .000 04/01/29 5,647,589
9,685,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Private Activity Series 2022B, (AMT)
5 .000 08/01/30 10,525,841

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WASHINGTON (continued)
$ 3,055,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2016
5 .000% 02/01/29 $ 3,060,535
2,740,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2021C, (AMT)
5 .000 08/01/32 3,011,242
2,340,000 Skagit County Public Hospital District 1, Washington, Revenue
Bonds, Skagit Valley Hospital, Refunding & Improvement Series
2016
5 .000 12/01/37 2,353,137
2,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1
5 .000 08/01/28 2,101,864
5,930,000 Washington Health Care Facilities Authority, Revenue Bonds,
MultiCare Health System, Series 2015A
5 .000 08/15/40 5,931,803
14,085,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Refunding Series 2012A
5 .000 10/01/33 14,091,754
6,115,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5 .000 10/01/30 6,466,240
1,715,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5 .000 10/01/31 1,811,632
6,140,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5 .000 10/01/32 6,472,439
5,120,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5 .000 08/15/29 5,270,118
2,250,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5 .000 08/15/31 2,314,672
2,755,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5 .000 08/15/34 2,823,920
6,015,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5 .000 08/15/36 6,144,816
1,765,000 (b) Washington State Housing Finance Commission, Non-Profit
Housing Revenue Bonds, Eliseo Project, Refunding Ser
2021B-1. TEMPS-80. TAX-EXEMPT MANDATORY PAYDOWN
SECURITIES-80
2 .500 07/01/28 1,688,840
6,900,000 Washington State Housing Finance Commission, Single Family
Program Bonds, Series 2021-1N
2 .200 06/01/41 5,250,542
5,580,000 Washington State Housing Finance Commission, Single Family
Program Bonds, Series 2021-2N
2 .400 12/01/41 4,322,545
39,135,677 Washington State Housing Finance Commission, Social
Municipal Certificates Multifamily Revenue Bonds, Series 2021-
1 Class A
3 .500 12/20/35 38,087,072
6,050,980 (a) Washington State Housing Finance Commission, Social
Municipal Certificates Multifamily Revenue Bonds, Series
2024A-1
4 .221 03/01/50 5,938,558
5,035,000 Washington State, General Obligation Bonds, Motor Vehicle
Fuel Tax & Vehicle Related Fees Refunding Series R-2022D
4 .000 07/01/28 5,233,261
11,035,000 Washington State, General Obligation Bonds, Motor Vehicle
Fuel Tax & Vehicle Related Fees Refunding Series R-2023B
5 .000 07/01/42 11,954,371
9,590,000 Washington State, General Obligation Bonds, Motor Vehicle
Fuel Tax & Vehicle Related Fees, Refunding Series R-2024C
5 .000 08/01/27 9,976,022
2,000,000 Washington State, General Obligation Bonds, Motor Vehicle
Fuel Tax, Series 2019B
5 .000 06/01/39 2,080,056
5,645,000 Washington State, General Obligation Bonds, Refunding
Various Purpose Series R-2018D
5 .000 08/01/27 5,872,226
4,155,000 Washington State, General Obligation Bonds, Refunding
Various Purpose Series R-2018D
5 .000 08/01/32 4,308,728
5,000,000 Washington State, General Obligation Bonds, Refunding
Various Purpose Series R-2023A
5 .000 08/01/27 5,201,263
5,145,000 Washington State, General Obligation Bonds, Various Purpose
Refunding Series 2025B
5 .000 07/01/28 5,469,064
6,750,000 Washington State, General Obligation Bonds, Various Purpose
Series 2021A
5 .000 08/01/44 7,023,964
4,030,000 Washington State, General Obligation Bonds, Various Purpose
Series 2023A
5 .000 08/01/45 4,234,114

Portfolio of Investments December 31, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WASHINGTON (continued)
$ 4,975,000 Whidbey Island Public Hospital District, Island County,
Washington, General Obligation Bonds, Whidbey General
Hospital, Series 2013
5 .500% 12/01/33 $ 4,826,825
TOTAL WASHINGTON 248,990,726
WEST VIRGINIA - 0.4%
475,000 Ohio County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, Fort Henry Economic Opportunity
Development District-the Highlands Project, Refunding &
Improvement Series 2025A
5 .000 06/01/30 512,837
1,010,000 Ohio County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, Fort Henry Economic Opportunity
Development District-the Highlands Project, Refunding &
Improvement Series 2025A
5 .000 06/01/32 1,110,205
1,665,000 (a) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Appalachian Power
Company - Amos Project, Series 2009A, (Mandatory Put
6/01/28)
3 .700 12/01/42 1,695,908
5,895,000 (a) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Appalachian Power
Company - Amos Project, Series 2009B, (Mandatory Put
6/01/28)
3 .700 12/01/42 6,004,430
1,675,000 (a),(b) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 3/27/35)
5 .450 01/01/55 1,784,203
11,480,000 (a),(b) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 5/15/32)
4 .625 04/15/55 11,629,769
3,240,000 West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2023D
4 .300 11/01/38 3,309,052
1,710,000 West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2024A
4 .400 11/01/44 1,715,278
1,945,000 West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2024D
3 .900 11/01/39 1,946,512
2,555,000 West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2024D
4 .300 11/01/44 2,563,385
5,435,000 West Virginia Parkways Authority, Turnpike Toll Revenue Bonds,
Senior Lien Series 2018
5 .000 06/01/43 5,566,643
TOTAL WEST VIRGINIA 37,838,222
WISCONSIN - 2.2%
6,780,000 Central Brown County Water Authority, Wisconsin, Water
System Revenue Bonds, Refunding Series 2024A
5 .000 11/01/33 7,741,875
2,000,000 Madison Metropolitan School District, Dane County, Wisconsin,
General Obligation Bonds, Promissory Notes Series 2025A
5 .000 03/01/31 2,239,502
1,700,000 Madison Metropolitan School District, Dane County, Wisconsin,
General Obligation Bonds, Promissory Notes Series 2025A
5 .000 03/01/32 1,934,767
1,500,000 Madison Metropolitan School District, Dane County, Wisconsin,
General Obligation Bonds, Promissory Notes Series 2025A
5 .000 03/01/33 1,727,457
4,455,000 Middleton-Cross Plains Area School District, Dane County,
Wisconsin, General Obligation Bonds, Refunding Series 2021A
2 .000 03/01/26 4,444,505
4,555,000 Middleton-Cross Plains Area School District, Dane County,
Wisconsin, General Obligation Bonds, Refunding Series 2021A
2 .000 03/01/27 4,474,491
4,320,000 Milwaukee, Wisconsin, General Obligation Bonds, Promissory
Notes Series 2024-N1 - AGM Insured
5 .000 04/01/30 4,700,756
1,475,000 Mukwonago Area School District, Waukesha County,
Wisconsin, General Obligation Bonds, Promissory Note Series
2025
4 .250 04/01/44 1,478,922
10,035,000 Public Finance Authority of Wisconsin, Lease Development
Revenue Bonds, KU Campus Development Corporation-
Central District Development Project, Series 2016
5 .000 03/01/41 10,044,596
25,400,000 (b) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
6 .500 12/01/37 20,320,000

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 2,615,000 (a) Public Finance Authority of Wisconsin, Pollution Control
Revenue Bonds, Duke Energy Progress Project, Refunding
Series 2022A-2, (Mandatory Put 10/01/26)
3 .300% 10/01/46 $ 2,618,731
8,510,000 (a) Public Finance Authority of Wisconsin, Pollution Control
Revenue Bonds, Duke Energy Progress Project, Refunding
Series 2022A-2, (Mandatory Put 10/01/30)
3 .700 10/01/46 8,706,652
7,955,000 Public Finance Authority of Wisconsin, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series
2016A-2
2 .875 05/01/27 7,860,316
1,820,000 (b) Public Finance Authority, Wisconsin, Educational Revenue
Bonds, Lake Norman Charter School, Series 2018A
4 .000 06/15/28 1,817,545
4,170,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue
Bonds, Celanese Project, Refunding Series 2016C
4 .050 11/01/30 4,143,509
6,635,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue
Bonds, Celanese Project, Refunding Series 2016C
4 .300 11/01/30 6,634,419
6,825,000 Racine Unified School District, Racine County, Wisconsin,
General Obligation Bonds, Promissory Notes Series 2025
4 .000 04/01/44 6,780,325
3,670,000 Racine Unified School District, Racine County, Wisconsin,
General Obligation Bonds, Promissory Notes Series 2025
4 .000 04/01/45 3,560,311
1,500,000 Sheboygan Area School District, Manitowoc and Sheboygan
Counties, Wisconsin, General Obligation Bonds, Promissory
Notes Series 2024
3 .000 03/01/39 1,400,344
1,525,000 Sheboygan Area School District, Manitowoc and Sheboygan
Counties, Wisconsin, General Obligation Bonds, Promissory
Notes Series 2024
3 .000 03/01/40 1,393,325
6,130,000 West Allis-West Milwaukee, et al School District, Wisconsin,
General Obligation Bonds, Promissory Notes Series 2025
3 .000 04/01/39 5,691,486
1,080,000 Wisconsin Health & Educational Facs Authority, Health Facilities
Revenue Bonds, UnityPoint Health Project, Series 2014A
5 .000 12/01/26 1,080,913
4,115,000 Wisconsin Health & Educational Facs Authority, Health Facilities
Revenue Bonds, UnityPoint Health Project, Series 2014A
5 .000 12/01/27 4,127,661
7,825,000 (a) Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Advocate Aurora Health Credit Group, Series 2018 B-1,
(Mandatory Put 7/01/27)
5 .000 08/15/54 7,908,310
3,230,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, PHW Muskego, Inc. Project, Series 2021
4 .000 10/01/41 2,744,648
30,000 (a) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Advocate Aurora Health Credit
Group, Series 2018C-1, (Mandatory Put 7/29/26)
5 .000 08/15/54 30,368
2,120,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Gundersen Health System,
Refunding Series 2021A
4 .000 10/15/34 2,191,278
1,455,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Gundersen Health System,
Refunding Series 2021A
4 .000 10/15/35 1,496,490
5,490,000 (a),(d) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Marshfield Clinic Health System,
Inc., Series 2020B-2, (Pre-refunded 8/15/26), (Mandatory Put
2/15/27)
5 .000 02/15/51 5,573,269
1,470,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Oakwood Lutheran Senior
Ministries, Series 2021
4 .000 01/01/37 1,429,424
1,950,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Saint Camillus Health System Inc,
Series 2019A
5 .000 11/01/39 1,966,236
4,440,000 Wisconsin Housing and Economic Development Authority,
Home Ownership Revenue Bonds, Social Series 2024C
4 .125 09/01/39 4,469,609
2,750,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2019A
3 .000 11/01/39 2,511,892
1,650,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2021C
2 .500 11/01/41 1,279,337
1,080,000 (a) Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2023E, (Mandatory Put
5/01/27)
3 .875 11/01/54 1,080,518

Portfolio of Investments December 31, 2025
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 4,785,000 Wisconsin State, General Obligation Bonds, Refunding Series
2024-1
5 .000% 05/01/32 $ 5,485,536
7,000,000 Wisconsin State, General Obligation Bonds, Refunding Series
2025-3
5 .000 05/01/31 7,897,978
12,965,000 Wisconsin State, General Obligation Bonds, Series 2025A 5 .000 05/01/35 15,106,017
9,905,000 Wisconsin State, General Obligation Bonds, Series 2025B 5 .000 05/01/33 11,500,198
TOTAL WISCONSIN 187,593,516
WYOMING - 0.9%
16,325,000 Campbell County, Wyoming Solid Waste Facilities Revenue
Bonds, Basin Electric Power Cooperative, Dry Fork Station
Facilities, Series 2019A
3 .625 07/15/39 15,546,162
960,000 Casper Community College District, Natrona County,
Wyoming, Revenue Bonds, Refunding Series 2021
4 .000 04/15/37 986,487
1,000,000 Casper Community College District, Natrona County,
Wyoming, Revenue Bonds, Refunding Series 2021
4 .000 04/15/38 1,022,505
800,000 Consolidated Wyoming Municipalities Electric Power System
Joint Powers Board, Wyoming, Electric Facilities Improvement
Lease Revenue Bonds, Gillette Electrical System Project,
Refunding Series 2022
5 .000 06/01/33 899,656
1,415,000 Consolidated Wyoming Municipalities Electric Power System
Joint Powers Board, Wyoming, Electric Facilities Improvement
Lease Revenue Bonds, Gillette Electrical System Project,
Refunding Series 2022
5 .000 06/01/34 1,583,360
8,755,000 Sweetwater County 2023 Specific Purpose Joint Powers Board,
Wyoming, Sales and Use Excise Tax Revenue Bonds, Series
2023
5 .000 06/15/27 9,044,300
28,275,000 Sweetwater County, Wyoming, Pollution Control Revenue
Refunding Bonds, Idaho Power Company Project, Series 2006
1 .700 07/15/26 27,971,080
2,145,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2015 Series 6
3 .900 12/01/34 2,145,330
6,500,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2019 Series 3
2 .650 12/01/39 5,640,596
3,250,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2020 Series 1
3 .000 12/01/40 2,904,558
6,675,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2020 Series 2
2 .250 12/01/40 5,184,223
6,000,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2021 Series 3
2 .250 12/01/41 4,582,255
2,700,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2023 Series 1
4 .200 12/01/38 2,755,162
TOTAL WYOMING 80,265,674
TOTAL MUNICIPAL BONDS
(Cost $8,402,696,238) 8,240,773,167
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
194162 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% 194162
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
812,771 (g) Jackson Hospital 13 .000 04/30/26 81,277
1,128,848 (g) Jackson Hospital, Inc. and Jackson Hospital Financing, LLC 13 .000 04/30/26 112,885
TOTAL HEALTH CARE EQUIPMENT & SERVICES 194,162
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $1,927,115) 194,162
TOTAL LONG-TERM INVESTMENTS
(Cost $8,462,304,659) 8,295,257,593

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.0%
82754752 MUNICIPAL BONDS - 1.0% 82754752
CALIFORNIA - 0.2%
$ 10,000,000 (a),(h) Bay Area Toll Authority, California, Revenue Bonds, San
Francisco Bay Area Toll Bridge, Series 2023B
1 .750% 04/01/55 $ 10,000,000
5,000,000 (a),(h) Bay Area Toll Authority, California, Revenue Bonds, San
Francisco Bay Area Toll Bridge, Series 2024G
2 .600 04/01/59 5,000,000
6,080,000 (a),(h) Bay Area Toll Authority, California, Revenue Bonds, San
Francisco Bay Area Toll Bridge, Variable Rate Series 2024E
1 .700 04/01/59 6,080,000
TOTAL CALIFORNIA 21,080,000
CONNECTICUT - 0.2%
14,160,000 (a),(h) Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2017F-3
3 .350 05/15/40 14,160,000
TOTAL CONNECTICUT 14,160,000
FLORIDA - 0.0%
3,800,000 (a),(h) JEA, Florida, Water and Sewerage System Revenue Bonds,
Variable Rate Demand Obligations Series 2008B-1
2 .570 10/01/36 3,800,000
TOTAL FLORIDA 3,800,000
NEW JERSEY - 0.1%
4,470,000 (a),(h) Rutgers State University, New Jersey, Revenue Bonds, Series
2009G
1 .850 05/01/39 4,470,000
TOTAL NEW JERSEY 4,470,000
NEW YORK - 0.3%
5,300,000 (a),(h) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2019 Subseries C-4
2 .500 11/01/44 5,300,000
18,385,000 (a),(h) New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Green Sustainability Series 2022G-3
2 .370 11/01/61 18,385,000
TOTAL NEW YORK 23,685,000
OREGON - 0.1%
9,560,000 (a),(h) Oregon Facilities Authority, Revenue Bonds, Peacehealth
System, Refunding Series 2018B
2 .350 08/01/34 9,560,000
TOTAL OREGON 9,560,000
TEXAS - 0.1%
6,000,000 (h) Texas A&M University 2 .630 01/07/26 5,999,752
TOTAL TEXAS 5,999,752
TOTAL MUNICIPAL BONDS
(Cost $82,755,000) 82,754,752
TOTAL SHORT-TERM INVESTMENTS
(Cost $82,755,000) 82,754,752
TOTAL INVESTMENTS - 98.2%
(Cost $8,545,059,659) 8,378,012,345
OTHER ASSETS & LIABILITIES, NET -  1.8% 150,399,029
NET ASSETS - 100% $ 8,528,411,374
AMT Alternative Minimum Tax
ETF Exchange-Traded Fund
ETM Escrowed to maturity
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $358,754,097 or 4.3% of Total Investments.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) When-issued or delayed delivery security.
(f) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(g) For fair value measurement disclosure purposes, investment classified as Level 3.

Portfolio of Investments December 31, 2025
(continued)
Intermediate Duration

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(h) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
Intermediate Duration
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Exchange-Traded Funds $ 8,783,250 $ – $ – $ 8,783,250
Mortgage-Backed Securities – 45,507,014 – 45,507,014
Municipal Bonds – 8,240,773,167 – 8,240,773,167
Variable Rate Senior Loan Interests – – 194,162 194,162
Short-Term Investments:
Municipal Bonds – 82,754,752 – 82,754,752
Total $ 8,783,250 $ 8,369,034,933 $ 194,162 $ 8,378,012,345

Portfolio of Investments December 31, 2025
Limited Term
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 96.4%
4509092131 MUNICIPAL BONDS - 96.4% 4509092131
ALABAMA - 2.5%
$ 975,000 Alabama Housing Finance Authority, Collateralized Single
Family Mortgage Revenue Bonds, Series 2024C
4 .100% 10/01/39 $ 979,150
7,970,000 Alabama Public School and College Authority, Capital
Improvement Pool Revenue Bonds, Refunding Series 2020A
5 .000 11/01/27 8,324,785
7,505,000 (a) Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Project 7 Series 2021C-1, (Mandatory Put 12/01/26)
4 .000 10/01/52 7,537,161
2,410,000 (a) Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Project 8 Series 2022A, (Mandatory Put 12/01/29)
4 .000 12/01/52 2,467,259
5,000,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Prepay BP PLC, Series 2024D
5 .000 11/01/28 5,222,127
2,500,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Prepay BP PLC, Series 2024D
5 .000 11/01/29 2,653,173
5,800,000 (a) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2023C, (Mandatory Put 6/01/32)
5 .500 10/01/54 6,377,064
2,665,000 (a) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2024B, (Mandatory Put 9/01/32)
5 .000 10/01/55 2,867,330
3,000,000 (a) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2024C, (Mandatory Put 7/01/31)
5 .000 05/01/55 3,217,969
6,000,000 (a) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025A, (Mandatory Put 5/01/32)
5 .250 05/01/56 6,196,439
1,100,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025D
5 .000 08/01/29 1,169,997
4,250,000 (a) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025D, (Mandatory Put 8/01/35)
5 .000 12/01/55 4,565,447
4,000,000 Energy Southeast Cooperative District, Alabama, Energy
Supply Revenue Bonds, Series 2025B
5 .000 09/01/33 4,148,518
2,480,000 Lower Alabama Gas District Gas Project Revenue Refunding
Bonds, Equitable Financial Life Insurance Company of America,
Series 2025A
5 .000 12/01/33 2,623,120
5,030,000 (a) Mobile Industrial Development Board, Alabama, Pollution
Control Revenue Refunding Bonds, Alabama Power Company
Barry Plan, Series 2007A, (Mandatory Put 6/26/29)
3 .375 06/01/34 5,090,410
1,030,000 (a) Selma Industrial Development Board, Alabama, Gulf
Opportunity Zone Revenue Bonds, International Paper
Company Project, Refunding Series 2019A, (Mandatory Put
10/01/31)
3 .450 11/01/33 1,033,972
4,000,000 (a) Southeast Alabama Gas Supply District, Alabama, Gas Supply
Revenue Bonds, Project 2, Refunding Series 2024B, (Mandatory
Put 5/01/32)
5 .000 06/01/49 4,294,299
13,750,000 Southeast Energy Authority, Alabama, A Cooperative District
Energy Supply Revenue Bonds Series 2024A
5 .000 11/01/35 14,610,787
9,000,000 (a) Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 2, Series 2021B-1, (Mandatory Put
12/01/31)
4 .000 12/01/51 9,095,964
9,950,000 (a) Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 4, Series 2022B-1, (Mandatory Put
8/01/28)
5 .000 05/01/53 10,301,398
6,500,000 Southeast Energy Authority, Alabama, Energy Supply Revenue
Bonds, Cooperative District Series 2025E
5 .000 10/01/30 6,986,341
1,000,000 (a) Southeast Energy Authority, Alabama, Revenue Bonds
Cooperative District Energy Supply Series 2024C, (Mandatory
Put 11/01/32)
5 .000 10/01/55 1,080,988
685,000 Southeast Energy Authority, Alabama, Revenue Bonds, A
Cooperative District Energy Supply Series 2025D
5 .000 09/01/30 733,096
3,000,000 (a) Southeast Energy Authority, Alabama, Revenue Bonds,
Cooperative District Energy Supply Series 2025B, (Mandatory
Put 1/01/33)
5 .250 03/01/55 3,167,259
TOTAL ALABAMA 114,744,053

Portfolio of Investments December 31, 2025
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ALASKA - 1.4%
$ 1,020,000 Alaska Housing Finance Corporation, Collateralized Mortgage
Bonds, Veterans Mortgage Program, 2024 First Series
3 .850% 06/01/34 $ 1,038,700
1,040,000 Alaska Housing Finance Corporation, Collateralized Mortgage
Bonds, Veterans Mortgage Program, 2024 First Series
3 .850 12/01/34 1,056,696
12,345,000 Alaska Housing Finance Corporation, Mortgage Revenue
Bonds, General Series 2020A-II
2 .000 12/01/35 10,308,305
23,000,000 Alaska Housing Finance Corporation, Mortgage Revenue
Bonds, General Series 2020B-II
2 .000 12/01/35 19,205,428
3,560,000 Alaska Housing Finance Corporation, Mortgage Revenue
Bonds, General Series 2022A-II
2 .150 12/01/36 2,987,741
8,110,000 Alaska Housing Finance Corporation, Mortgage Revenue
Bonds, Series 2022B-1
2 .150 06/01/36 6,897,941
3,565,000 Alaska Industrial Development and Export Authority, Power
Revenue Bonds, Snettisham Hydroelectric Project, Refunding
Series 2015, (AMT)
5 .000 01/01/26 3,565,000
5,145,000 Alaska Industrial Development and Export Authority, Revenue
Bonds, Greater Fairbanks Community Hospital Foundation
Project, Refunding Series 2019
5 .000 04/01/27 5,277,711
5,575,000 Alaska Industrial Development and Export Authority, Revenue
Bonds, Greater Fairbanks Community Hospital Foundation
Project, Refunding Series 2019
5 .000 04/01/29 5,959,554
165,000 Alaska Municipal Bond Bank, General Obligation Bonds, Three
Series 2015
5 .250 10/01/36 165,273
1,030,000 Alaska State, General Obligation Bonds, Refunding Series
2024B
5 .000 08/01/28 1,095,400
1,850,000 North Slope Borough, Alaska, General Obligation Bonds,
General Purpose Series 2023A
5 .000 06/30/26 1,871,317
1,570,000 North Slope Borough, Alaska, General Obligation Bonds,
General Purpose Series 2024A
5 .000 06/30/28 1,664,861
2,000,000 North Slope Borough, Alaska, General Obligation Bonds,
Series 2024A
5 .000 06/30/30 2,209,731
1,775,000 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A Class 1
5 .000 06/01/28 1,854,072
TOTAL ALASKA 65,157,730
ARIZONA - 1.5%
5,000,000 Arizona Board of Regents, Arizona State University System
Revenue Bonds, Series 2025A
5 .000 07/01/29 5,432,023
5,055,000 (b) Arizona State, Certificates of Participation, Refunding Series
2019A, (ETM)
5 .000 10/01/27 5,274,002
6,760,000 (a) Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2007, (AMT), (Mandatory Put 6/15/28)
4 .100 12/01/37 6,811,265
1,940,000 (a) Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2019, (AMT), (Mandatory Put 6/01/29)
4 .000 06/01/49 1,967,560
9,510,000 (a) Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2022-2, (AMT), (Mandatory Put 9/01/27)
5 .000 09/01/52 9,692,212
3,600,000 Chandler, Arizona, General Obligation Bonds, Series 2017 2 .300 07/01/28 3,532,664
4,270,000 (a) Coconino County, Arizona, Pollution Control Revenue Bonds,
Nevada Power Company Project, Refunding Series 2017B,
(AMT), (Mandatory Put 3/31/26)
4 .125 09/01/32 4,277,060
5,000,000 (a) Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Series 2023A-1, (Mandatory
Put 5/15/26)
5 .000 01/01/53 5,031,839
4,530,000 (a) Maricopa County Pollution Control Corporation, Arizona,
Pollution Control Revenue Bonds, Public Service Company
of New Mexico Palo Verde Project, Refunding Series 2010A,
(Mandatory Put 10/01/26)
0 .875 06/01/43 4,433,857
2,150,000 (a) Maricopa County Pollution Control Corporation, Arizona,
Pollution Control Revenue Bonds, Public Service Company
of New Mexico Palo Verde Project, Refunding Series 2010B,
(Mandatory Put 10/01/26)
0 .875 06/01/43 2,104,369

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 3,000,000 Maricopa County Unified School District 69 Paradise Valley,
Arizona, General Obligation Bonds, School Improvement
Project of 2023 Series 2025B
5 .000% 07/01/30 $ 3,329,611
6,330,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2019B, (AMT)
5 .000 07/01/36 6,657,311
615,000 Pinal County, Arizona, Pledged Revenue Obligations,
Refunding Series 2025 - BAM Insured
5 .000 08/01/28 653,574
1,225,000 Pinal County, Arizona, Pledged Revenue Obligations,
Refunding Series 2025 - BAM Insured
5 .000 08/01/29 1,331,102
2,000,000 Tempe, Arizona, General Obligation Bonds, Refunding Series
2025
5 .000 07/01/28 2,123,971
1,000,000 Tempe, Arizona, General Obligation Bonds, Refunding Series
2025
5 .000 07/01/29 1,086,404
3,515,000 Tempe, Arizona, General Obligation Bonds, Refunding Series
2025
5 .000 07/01/30 3,901,194
3,715,000 Yavapai County Industrial Development Authority, Arizona,
Solid Waste Disposal Revenue Bonds, Waste Management Inc.,
Series 2002, (AMT)
1 .300 06/01/27 3,580,960
TOTAL ARIZONA 71,220,978
ARKANSAS - 0.3%
6,235,000 Fayetteville, Arkansas, Sales and Use Tax Revenue Bonds,
Capital Improvement Series 2022
2 .875 11/01/32 6,218,440
2,170,000 Rogers School District 30, Benton County, Arkansas, General
Obligation Bonds, Construction Series 2019
2 .125 02/01/31 2,025,496
2,560,000 Rogers School District 30, Benton County, Arkansas, General
Obligation Bonds, Refunding Series 2019
3 .000 02/01/27 2,560,055
3,915,000 Rogers School District 30, Benton County, Arkansas, General
Obligation Bonds, Refunding Series 2019
3 .000 02/01/29 3,916,233
TOTAL ARKANSAS 14,720,224
CALIFORNIA - 3.2%
17,460,000 (a) Bay Area Toll Authority, California, Revenue Bonds, San
Francisco Bay Area Toll Bridge, Term Rate Series 2018A,
(Mandatory Put 4/01/26)
2 .625 04/01/45 17,441,052
3,560,000 (a) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2023F,
(Mandatory Put 11/01/30)
5 .500 10/01/54 3,886,522
5,375,000 (a) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024B,
(Mandatory Put 12/01/32)
5 .000 01/01/55 5,605,343
6,000,000 (a) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024D,
(Mandatory Put 9/01/32)
5 .000 02/01/55 6,516,529
2,900,000 (a) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024H,
(Mandatory Put 8/01/33)
5 .000 01/01/56 3,175,477
600,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025C
5 .000 10/01/28 627,966
1,250,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025C
5 .000 10/01/29 1,329,034
4,640,000 (a) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025D,
(Mandatory Put 7/01/34)
5 .000 10/01/55 4,814,497
2,030,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
5 .000 06/01/27 2,087,164
2,915,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
5 .000 06/01/28 3,052,480
19,790,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A - AGM Insured, (AMT)
3 .000 12/31/30 19,371,829
2,000,000 California Municipal Finance Authority, Reveue Bonds,
Community Medical Centers, Series 2017A
5 .000 02/01/26 2,002,291

Portfolio of Investments December 31, 2025
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 1,500,000 California Municipal Finance Authority, Reveue Bonds,
Community Medical Centers, Series 2017A
5 .000% 02/01/27 $ 1,526,252
1,750,000 (a) California Municipal Finance Authority, Solid Waste Disposal
Revenue Bonds, Republic Services Inc. Project, Refunding
Series 2021A, (AMT), (Mandatory Put 4/01/26)
3 .450 07/01/41 1,749,798
9,415,000 (a) California Municipal Finance Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc. Project, Series 2019A,
(AMT), (Mandatory Put 10/01/29)
2 .400 10/01/44 9,113,159
2,565,000 (a),(c) California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Republic Services Inc., Refunding
Series 2023, (AMT), (Mandatory Put 2/17/26)
3 .800 07/01/43 2,564,258
6,840,000 California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Refunding
Series 2015A-2, (AMT)
3 .625 07/01/27 6,840,713
10,000,000 California State, General Obligation Bonds, Various Purpose
Refunding Series 2025
5 .000 08/01/28 10,678,976
2,000,000 California State, General Obligation Bonds, Various Purpose
Series 2024
5 .000 08/01/31 2,277,758
4,590,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5 .250 12/01/29 4,603,384
1,000,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/27 1,007,583
1,070,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5 .000 12/01/26 1,082,926
350,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5 .000 12/01/27 362,052
2,815,000 (a) Central Valley Energy Authority, California, Commodity Supply
Revenue Bonds, Series 2025, (Mandatory Put 8/01/35)
5 .000 12/01/55 3,068,669
8,640,000 Federal Home Loan Mortgage Corporation, California,
Multifamily Variable Rate Certificates Relating to Municipal
Securities Class A Series 2019M-057
2 .400 10/15/29 8,294,689
1,500,000 Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding &
Subordinate Green Series 2023A, (AMT)
5 .000 05/15/26 1,512,759
2,250,000 Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding &
Subordinate Green Series 2023A, (AMT)
5 .000 05/15/27 2,312,317
2,000,000 Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding &
Subordinate Green Series 2023A, (AMT)
5 .000 05/15/28 2,099,226
2,870,000 Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding &
Subordinate Green Series 2023A, (AMT)
5 .000 05/15/29 3,062,903
2,780,000 (a) Sacramento Municipal Utility District, California, Electric
Revenue Bonds, Refunding Series 2023D, (Mandatory Put
10/15/30)
5 .000 08/15/49 3,076,844
2,000,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, International Senior Series 2023B,
(AMT)
5 .000 07/01/28 2,106,065
2,000,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, International Senior Series 2023B,
(AMT)
5 .000 07/01/29 2,147,759
2,750,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Senior Series 2025B, (AMT)
5 .000 07/01/30 3,007,923
4,370,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019A, (AMT)
5 .000 05/01/36 4,588,365

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 3,475,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019H, (AMT)
5 .000% 05/01/28 $ 3,645,386
TOTAL CALIFORNIA 150,639,948
COLORADO - 1.8%
2,980,000 Boulder Larimer & Weld Counties School District RE-1J Saint
Vrain Valley, Colorado, General Obligation Bonds, Series 2024
5 .000 12/15/29 3,276,220
5,330,000 Cherry Creek School District 5,  Arapahoe County, Colorado,
General Obligation Bonds, Refunding Series 2025
5 .000 12/15/30 5,964,490
1,900,000 (a) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2024A, (Mandatory Put
11/15/29)
5 .000 11/15/59 2,052,016
18,520,000 (a) Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019B-2, (Mandatory Put
8/01/26)
5 .000 08/01/49 18,547,302
1,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5 .000 11/01/26 1,016,528
13,000,000 (a) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022C, (Mandatory Put
8/15/28)
5 .000 05/15/62 13,729,118
11,850,000 Colorado Housing and Finance Authority, Multi Family Project
Bonds, Class I Series 2025C-2
3 .350 07/01/28 11,975,622
630,000 Colorado Housing and Finance Authority, Single Family
Mortgage Bonds, Class I Series 2021E
1 .950 11/01/36 521,564
2,500,000 Colorado Housing and Finance Authority, Single Family
Mortgage Bonds, Class I Series 2021H
1 .800 11/01/36 1,999,754
257,000 Cornerstar Metropolitan District, Arapahoe County, Colorado,
General Obligation Bonds, Limited Tax Convertible to
Unlimited Tax, Refunding Series 2017A
4 .500 12/01/27 256,992
4,925,309 Dawson Trails Metropolitan District 1, Colorado, In The
Town of Castle Rock, Limited Tax General Obligation Capital
Appreciation Turbo Bonds, Series 2024
0 .000 12/01/31 3,162,646
6,440,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
5 .000 11/15/26 6,561,035
5,600,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
5 .000 11/15/27 5,828,620
4,170,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
5 .000 12/01/26 4,250,569
1,290,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2023B, (AMT)
5 .000 11/15/26 1,313,685
738,000 Gardens on Havana Metropolitan District 3, Arapahoe County,
Colorado, Special Revenue Bonds, Refunding Series 2017A
4 .625 12/01/27 738,041
500,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
3 .000 01/15/26 499,928
425,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5 .000 07/15/26 428,768
1,425,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5 .000 01/15/27 1,449,646
625,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5 .000 07/15/27 640,206
805,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
4 .125 12/01/31 748,773
TOTAL COLORADO 84,961,523
CONNECTICUT - 1.5%
6,730,000 (a) Connecticut Health and Educational Facilities Authority, Chefa
Revenue Bonds, Yale University, Remarketing Series 2017B-2,
(Mandatory Put 7/01/26)
3 .200 07/01/37 6,747,553
6,160,000 (a) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Yale-New Haven Health Issue, Series 2024B,
(Mandatory Put 7/01/29)
5 .000 07/01/49 6,568,653
1,955,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2018D-1
3 .750 11/15/33 1,975,186

Portfolio of Investments December 31, 2025
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONNECTICUT (continued)
$ 5,000,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2019F-1
2 .600% 11/15/34 $ 4,567,440
3,525,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020A-1
2 .300 11/15/35 3,028,567
4,350,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020C-1
1 .950 11/15/35 3,637,863
1,190,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020C-2, (AMT)
2 .200 11/15/34 1,018,745
3,425,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2021A-1
1 .700 05/15/34 2,883,434
4,075,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2021B-1
2 .000 11/15/36 3,368,556
12,115,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2021D-1
2 .000 11/15/36 10,014,739
2,835,000 (a) Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2025B-2, (Mandatory Put
5/15/28)
3 .300 05/15/60 2,850,743
12,000,000 Connecticut State, General Obligation Bonds, Refunding Series
2025D
5 .000 08/15/29 13,059,060
1,520,000 Connecticut State, General Obligation Bonds, Series 2022E 5 .000 11/15/26 1,553,058
2,600,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2024B
5 .000 07/01/28 2,759,863
1,955,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2024B
5 .000 07/01/29 2,121,867
5,000,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2025A
5 .000 07/01/29 5,426,771
TOTAL CONNECTICUT 71,582,098
DELAWARE - 0.2%
3,735,000 Delaware Economic Development Authority, Gas Facilities
Revenue Bonds, Delmarva Power & Light Company Project,
Refunding Series 2020A
3 .600 01/01/31 3,837,496
1,610,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024D
4 .000 07/01/39 1,609,107
1,325,000 Wilmington, Delaware, General Obligation Bonds, Series 2025 5 .000 01/01/29 1,422,181
725,000 Wilmington, Delaware, General Obligation Bonds, Series 2025 5 .000 01/01/30 794,964
TOTAL DELAWARE 7,663,748
DISTRICT OF COLUMBIA - 1.5%
6,750,000 District of Columbia, General Obligation Bonds, Refunding
Series 2024B
5 .000 08/01/31 7,619,571
10,000,000 District of Columbia, General Obligation Bonds, Refunding
Series 2024C
5 .000 12/01/30 11,167,075
3,700,000 District of Columbia, Income Tax Secured Revenue Bonds,
Refunding Series 2023C
5 .000 10/01/32 4,246,764
3,500,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Forward Delivery Refunding Series
2020A, (AMT)
5 .000 10/01/32 3,796,529
5,000,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Forward Delivery Series
2020A, (AMT)
5 .000 10/01/31 5,439,457
5,000,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2016A, (AMT)
5 .000 10/01/32 5,061,326
5,295,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2017, (AMT)
5 .000 10/01/30 5,477,286
8,200,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2021A, (AMT)
5 .000 10/01/27 8,498,118
3,000,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2022A, (AMT)
5 .000 10/01/28 3,164,918
6,540,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2023A, (AMT)
5 .000 10/01/33 7,270,143
3,880,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2024A, (AMT)
5 .000 10/01/27 4,021,061

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DISTRICT OF COLUMBIA (continued)
$ 6,205,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2024A, (AMT)
5 .000% 10/01/28 $ 6,564,641
TOTAL DISTRICT OF COLUMBIA 72,326,889
FLORIDA - 3.7%
4,185,000 Broward County, Florida, Airport System Revenue Bonds,
Series 2015A, (AMT)
5 .000 10/01/27 4,190,626
2,000,000 Broward County, Florida, Airport System Revenue Bonds,
Series 2017, (AMT)
5 .000 10/01/34 2,052,836
500,000 (a),(c) Florida Development Finance Corporation, Florida, Solid
Waste Disposal Revenue Bonds, GFL Solid Waste Southeast
LLC Project Series 2024A, (AMT), (Mandatory Put 10/01/31)
4 .375 10/01/54 506,111
2,360,000 (c) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12 .000 07/15/32 546,890
5,055,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .000 07/01/34 3,791,250
4,765,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .000 07/01/35 3,573,750
17,415,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .000 07/01/36 13,061,250
5,215,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .000 07/01/37 3,911,250
18,065,000 (a),(c) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025B, (AMT), (Mandatory Put 6/15/26)
10 .000 07/01/57 12,645,500
1,325,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2018-2
3 .750 07/01/33 1,332,132
6,925,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2019-1
2 .800 07/01/34 6,500,556
1,575,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2024-5
3 .950 07/01/39 1,584,634
2,310,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Social Series 2021-1
1 .800 07/01/36 1,866,998
2,825,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Social Series 2021-2
1 .800 07/01/36 2,283,234
15,910,000 Florida Municipal Power Agency, Power Supply Revenue
Bonds, All Requirements Project, Series 2025A
5 .000 10/01/29 17,291,136
7,870,000 Florida Municipal Power Agency, Power Supply Revenue
Bonds, All Requirements Project, Series 2025A
5 .000 10/01/30 8,707,732
2,375,000 Florida State Turnpike Authority, Turnpike Revenue Bonds,
Department of Transportation, Series 2025D
5 .000 07/01/29 2,574,394
4,595,000 Florida State Turnpike Authority, Turnpike Revenue Bonds,
Department of Transportation, Series 2025D
5 .000 07/01/30 5,079,202
5,065,000 Florida State Turnpike Authority, Turnpike Revenue Bonds,
Department of Transportation, Series 2025D
5 .000 07/01/32 5,784,643
22,060,000 Greater Orlando Aviation Authority, Florida, Airport Facilities
Revenue Bonds, Series 2019A, (AMT)
5 .000 10/01/27 22,862,011
2,610,000 Hillsborough County Aviation Authority, Florida, Revenue
Bonds, Tampa International Airport, Alternative Minimum Tax
Refunding Subordinate Lien Series 2022A, (AMT)
5 .000 10/01/26 2,650,090
9,030,000 Lee County, Florida, Airport Revenue Bonds, Refunding Series
2021A, (AMT)
5 .000 10/01/30 9,797,755
2,485,000 Manatee County School District, Florida, Sales Tax Revenue
Bonds, Series 2017 - AGM Insured
5 .000 10/01/26 2,529,477
2,200,000 Manatee County School District, Florida, Sales Tax Revenue
Bonds, Series 2017 - AGM Insured
5 .000 10/01/27 2,252,563
3,120,000 Manatee County School District, Florida, Sales Tax Revenue
Bonds, Series 2017 - AGM Insured
5 .000 10/01/28 3,196,770

Portfolio of Investments December 31, 2025
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 2,715,000 Manatee County School District, Florida, Sales Tax Revenue
Bonds, Series 2017 - AGM Insured
5 .000% 10/01/29 $ 2,780,446
4,505,000 (a) Miami-Dade County Industrial Development Authority, Florida,
Solid Waste Disposal Revenue Bonds, Waste Management Inc
Project, Series 2018B, (AMT), (Mandatory Put 7/01/26)
4 .000 11/01/48 4,505,515
4,100,000 Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2024A, (AMT)
5 .000 10/01/28 4,323,165
2,240,000 Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th
Cent Contract Payments, Refunding Senior Series 2017A - AGM
Insured
5 .000 11/01/29 2,327,588
9,215,000 Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th
Cent Contract Payments, Refunding Senior Series 2017A - AGM
Insured
5 .000 11/01/30 9,570,797
2,525,000 Seminole County School District, Florida, Sales Tax Revenue
Bonds, Series 2025
5 .000 10/01/28 2,685,821
2,635,000 Seminole County School District, Florida, Sales Tax Revenue
Bonds, Series 2025
5 .000 10/01/29 2,867,680
1,110,000 Seminole County School District, Florida, Sales Tax Revenue
Bonds, Series 2025
5 .000 10/01/30 1,232,347
780,000 Seminole County, Florida, Water and Sewer Revenue Bonds,
Refunding Series 2025A
5 .000 10/01/30 867,451
1,370,000 Seminole County, Florida, Water and Sewer Revenue Bonds,
Refunding Series 2025A
5 .000 10/01/31 1,550,772
TOTAL FLORIDA 173,284,372
GEORGIA - 2.4%
3,500,000 Atlanta, Georgia, Airport General Revenue Bonds, Green Series
2025B-1, (AMT)
5 .000 07/01/30 3,814,347
2,000,000 Atlanta, Georgia, Airport General Revenue Bonds, Refunding
Series 2023G, (AMT)
5 .000 07/01/26 2,020,500
1,250,000 Atlanta, Georgia, Airport General Revenue Bonds, Refunding
Series 2023G, (AMT)
5 .000 07/01/27 1,287,952
2,625,000 Atlanta, Georgia, Airport General Revenue Bonds, Refunding
Series 2023G, (AMT)
5 .000 07/01/28 2,762,263
5,000,000 Atlanta, Georgia, Airport General Revenue Bonds, Refunding
Series 2023G, (AMT)
5 .000 07/01/29 5,345,277
3,250,000 Douglas County School District, Georgia, General Obligation
Bonds, Series 2025
5 .000 04/01/30 3,592,724
2,925,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2020A
2 .750 12/01/35 2,700,423
2,750,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2021A
2 .250 12/01/36 2,283,462
1,930,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2024A
4 .100 12/01/39 1,936,225
1,045,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2025C
3 .900 06/01/31 1,072,513
580,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2025C
3 .900 12/01/31 597,085
1,110,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2025C
3 .950 06/01/32 1,145,402
450,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2025C
3 .950 12/01/32 465,680
1,500,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2025G
6 .250 12/01/55 1,698,460
5,075,000 Georgia State, General Obligation Bonds, Series 2017A 5 .000 02/01/29 5,213,951
5,190,000 Georgia State, General Obligation Bonds, Series 2017A 5 .000 02/01/31 5,329,711
1,470,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2021A, (Mandatory Put 9/01/27)
4 .000 07/01/52 1,484,391
10,110,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022A, (Mandatory Put 12/01/29)
4 .000 09/01/52 10,357,670
6,500,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022B, (Mandatory Put 6/01/29)
5 .000 12/01/52 6,799,696
13,500,000 (a),(c) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4 .000 08/01/52 13,488,395

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GEORGIA (continued)
$ 7,150,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023B, (Mandatory Put 3/01/30)
5 .000% 07/01/53 $ 7,548,568
3,500,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023E-1, (Mandatory Put 6/01/31)
5 .000 12/01/53 3,747,134
5,000,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2024D, (Mandatory Put 4/01/31)
5 .000 04/01/54 5,374,428
5,570,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2025A, (Mandatory Put 6/01/32)
5 .000 06/01/55 6,035,068
1,120,000 (a) Monroe County Development Authority, Georgia, Pollution
Control Revenue Bonds, Georgia Power Company - Scherer
Plant, Series 2009-2, (Mandatory Put 3/06/26)
3 .875 10/01/48 1,121,655
11,500,000 Richmond County Board of Education, Georgia, General
Obligation Bonds, Sales Tax Series 2025
5 .000 10/01/29 12,545,635
TOTAL GEORGIA 109,768,615
GUAM - 0.1%
2,100,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .000 01/01/30 2,252,938
TOTAL GUAM 2,252,938
HAWAII - 0.7%
5,335,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and
Subsidiary Projects, Refunding Series 2019
3 .200 07/01/39 4,784,339
10,820,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and
Subsidiary Projects, Series 2017A, (AMT)
3 .100 05/01/26 10,762,055
6,055,000 Honolulu City and County, Hawaii, General Obligation Bonds,
Refunding Series 2017D
5 .000 09/01/30 6,292,881
9,460,000 Maui County, Hawaii, General Obligation Bonds, Series 2025 5 .000 09/01/29 10,315,304
TOTAL HAWAII 32,154,579
IDAHO - 0.6%
6,020,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2018A
5 .000 03/01/26 6,041,513
4,815,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2018A
5 .000 03/01/29 5,111,308
4,880,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2018A
5 .000 03/01/31 5,179,750
5,010,000 (a) Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2025B, (Mandatory Put 3/01/32)
5 .000 03/01/60 5,472,213
6,000,000 Idaho State Building Authority, Sales Tax Revenue Education
Bonds, School Modernization Facilities Series 2024A
5 .000 06/01/28 6,362,404
TOTAL IDAHO 28,167,188
ILLINOIS - 4.7%
1,515,000 Adams County School District 172, Quincy, Illinois, General
Obligation Bonds, Series 2016 - AGM Insured
5 .000 02/01/27 1,517,502
550,000 Chanpaign County Community Unit School District 4, Illinois,
General Obligation Bonds, School Building Series 2020A
0 .000 01/01/26 550,000
780,000 Chanpaign County Community Unit School District 4, Illinois,
General Obligation Bonds, School Building Series 2020A
0 .000 01/01/27 753,035
585,000 Chanpaign County Community Unit School District 4, Illinois,
General Obligation Bonds, School Building Series 2020A
0 .000 01/01/28 545,229
120,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2022C
5 .000 01/01/26 120,000
2,510,000 Chicago, Illinois, General Obligation Bonds, Chicago Works
Series 2023A
5 .000 01/01/34 2,638,489
1,970,000 (b) Chicago, Illinois, General Obligation Bonds, Refunding Series
2016C, (ETM)
5 .000 01/01/26 1,970,000
1,185,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5 .000 01/01/27 1,207,066
3,250,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5 .000 01/01/28 3,375,964

Portfolio of Investments December 31, 2025
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 20,000 (b) DuPage County School District 58 Downers Grove, Illinois,
General Obligation Bonds, Limited Tax Capital Appreciation
School Series 2018, (ETM)
0 .000% 12/15/26 $ 19,492
980,000 DuPage County School District 58 Downers Grove, Illinois,
General Obligation Bonds, Limited Tax Capital Appreciation
School Series 2018
0 .000 12/15/26 948,769
1,050,000 DuPage County School District 58 Downers Grove, Illinois,
General Obligation Bonds, Limited Tax Capital Appreciation
School Series 2018
0 .000 12/15/27 984,057
8,130,000 Grundy, Kendall, and Will Counties Community Consolidated
School District 201, Minooka, Illinois, General Obligation
Bonds, Refunding School Series 2019
3 .000 10/15/27 8,141,250
20,875,000 (a) Illinois Development Finance Authority, Revenue Bonds, St
Vincent de Paul Center Project, Series 2000A, (Mandatory Put
3/03/26)
2 .450 11/15/39 20,857,177
11,300,000 (a) Illinois Finance Authority, Midwestern Disaster Area Industrial
Development Revenue Bonds, Cargill, Incorporated Project,
Series 2012, (Mandatory Put 11/01/26)
1 .250 11/01/38 11,075,848
1,635,000 Illinois Finance Authority, Revenue Bonds, Advocate Health
Care Network, Series 2008A-1
4 .000 11/01/30 1,674,649
1,700,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2025A
5 .000 08/15/30 1,848,706
3,000,000 (b) Illinois Finance Authority, Revenue Bonds, Swedish Covenant
Hospital, Series 2016A, (ETM)
5 .000 08/15/26 3,045,502
1,055,000 (a) Illinois Finance Authority, Revenue Bonds, University of
Chicago Medicine, Series 2022A, (Mandatory Put 8/15/27)
5 .000 08/15/52 1,083,646
4,000,000 (a) Illinois Finance Authority, Revenue Bonds, University of
Chicago Medicine, Series 2025A-1, (Mandatory Put 8/15/30)
5 .000 08/15/54 4,305,641
3,100,000 (a),(c) Illinois Finance Authority, Surface Freight Transfer Facilities
Revenue Bonds, CenterPoint Joliet Terminal Railroad Project,
Series 2017, (AMT), (Mandatory Put 7/02/35)
4 .800 12/01/43 3,202,737
8,680,000 (a),(c) Illinois Finance Authority, Surface Freight Transfer Facilities
Revenue Bonds, CenterPointJoliet Terminal Railroad Project,
Series 2020, (AMT), (Mandatory Put 12/31/34)
4 .125 12/01/50 8,673,788
1,000,000 (a) Illinois Finance Authority, Water Facilities Revenue Bonds,
American Water Capital Corporation Project, Refunding Series
2019, (Mandatory Put 10/01/29)
2 .450 10/01/39 971,454
2,000,000 (a) Illinois Finance Authority, Water Facilities Revenue Bonds,
American Water Capital Corporation Project, Refunding Series
2020, (Mandatory Put 9/01/28)
3 .875 05/01/40 2,042,176
10,135,000 Illinois Housing Development Authority, Revenue Bonds,
Green Series 2021B
1 .950 10/01/36 8,410,460
15,000,000 Illinois Municipal Electric Agency, Power Supply System
Revenue Bonds, Refunding Series 2025A
5 .000 02/01/31 16,681,327
5,475,000 Illinois State, General Obligation Bonds, June Series 2016 5 .000 06/01/28 5,521,927
965,000 Illinois State, General Obligation Bonds, November Series
2017C
5 .000 11/01/29 1,000,068
6,115,000 Illinois State, General Obligation Bonds, November Series
2017D
3 .250 11/01/26 6,140,198
2,120,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/26 2,158,617
10,305,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/27 10,711,229
5,745,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/28 5,960,323
5,000,000 Illinois State, General Obligation Bonds, November Series
2019B
5 .000 11/01/30 5,375,106
10,830,000 Illinois State, General Obligation Bonds, October Series 2016 5 .000 02/01/28 11,075,257
90,000 Illinois State, General Obligation Bonds, Refunding October
Series 2024
5 .000 02/01/26 90,159
2,545,000 Illinois State, General Obligation Bonds, Refunding October
Series 2024
5 .000 02/01/27 2,604,949
11,000,000 Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding
Junior Obligation March Series 2025A
5 .000 06/15/28 11,574,814

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 5,000,000 Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding
Junior Obligation March Series 2025A
5 .000% 06/15/29 $ 5,366,842
1,005,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Refunding Senior Lien Series 2016A
5 .000 12/01/32 1,006,894
1,475,000 Illinois, General Obligation Bonds, Illinois FIRST Program,
Series 2001 - FGIC Insured
6 .000 11/01/26 1,504,090
1,235,000 LaSalle and Bureau Counties High School District 120 LaSalle-
Peru, Illinois, General Obligation Bonds, School Building Series
2017 - BAM Insured
5 .000 12/01/26 1,259,987
1,925,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
5 .000 12/15/26 1,960,505
360,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
5 .000 12/15/27 373,006
1,945,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
5 .000 12/15/28 2,015,670
650,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
5 .000 12/15/30 672,419
1,000,000 North Barrington, Lake County, Illinois, Special Tax Bonds,
Special Service Area 19, Refunding Series 2019 - BAM Insured
4 .000 02/01/33 1,022,078
1,000,000 North Barrington, Lake County, Illinois, Special Tax Bonds,
Special Service Area 19, Refunding Series 2019 - BAM Insured
4 .000 02/01/36 1,012,495
1,895,000 North Barrington, Lake County, Illinois, Special Tax Bonds,
Special Service Area 19, Refunding Series 2019 - BAM Insured
4 .000 02/01/40 1,903,756
2,010,000 North Barrington, Lake County, Illinois, Special Tax Bonds,
Special Service Area 19, Refunding Series 2019 - BAM Insured
4 .000 02/01/44 1,961,106
250,000 Northern Illinois University, Auxiliary Facilities System Revenue
Bonds, Series 2021 - BAM Insured
5 .000 10/01/26 253,561
1,258,000 Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood
Grove Special Service Areas 1, 3 & 4, Refunding Series 2017 -
BAM Insured
3 .450 03/01/26 1,258,554
1,218,000 Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood
Grove Special Service Areas 1, 3 & 4, Refunding Series 2017 -
BAM Insured
3 .600 03/01/28 1,227,328
8,240,000 Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitization Bonds, Series 2018C
5 .000 01/01/28 8,583,788
2,780,000 Southwestern Illinois Development Authority, Health Facility
Revenue Bonds, Hospital Sisters Services, Inc. Obligated
Group, Series 2017A
5 .000 02/15/26 2,786,744
3,665,000 Southwestern Illinois Development Authority, Health Facility
Revenue Bonds, Hospital Sisters Services, Inc. Obligated
Group, Series 2017A
5 .000 02/15/27 3,751,402
13,615,000 Springfield, Illinois, Electric Revenue Bonds, Refunding Senior
Lien Series 2024 - BAM Insured
5 .000 03/01/29 14,513,502
TOTAL ILLINOIS 221,290,338
INDIANA - 2.5%
18,060,000 (a) Indiana Finance Authority, Environmental Facilities Revenue
Bonds, Indianapolis Power & Light Company Project, Refunding
Series 2020A, (AMT), (Mandatory Put 4/01/26)
0 .950 12/01/38 17,940,270
8,885,000 (a) Indiana Finance Authority, Environmental Improvement
Revenue Bonds, Southern Indiana Gas & Electric Company,
Refunding Series 2013A, (AMT), (Mandatory Put 8/01/28)
4 .000 03/01/38 8,972,643
21,115,000 (a) Indiana Finance Authority, Environmental Improvement
Revenue Bonds, Southern Indiana Gas & Electric Company,
Refunding Series 2013A, (AMT), (Mandatory Put 8/01/28)
4 .000 05/01/43 21,159,082
1,100,000 Indiana Finance Authority, Environmental Improvement
Revenue Bonds, United States Steel Corporation Project,
Refunding Series 2021A
4 .125 12/01/26 1,100,693
5,750,000 (a) Indiana Finance Authority, Environmental Revenue Bonds,
Duke Energy Indiana, Inc. Project, Refunding Series 2009A-1,
(AMT), (Mandatory Put 6/01/27)
3 .750 03/01/31 5,783,969
7,490,000 (a) Indiana Finance Authority, Environmental Revenue Bonds,
Duke Energy Indiana, Inc. Project, Refunding Series 2009A-1,
(AMT), (Mandatory Put 6/01/32)
4 .500 05/01/35 7,554,963

Portfolio of Investments December 31, 2025
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA (continued)
$ 7,695,000 (a) Indiana Finance Authority, Hospital Revenue Bonds, Indiana
University Health Obligation Group, Long Term Rate Series
2023B-1, (Mandatory Put 7/01/28)
5 .000% 10/01/62 $ 8,074,384
7,765,000 (a) Indiana Finance Authority, Hospital Revenue Bonds, Indiana
University Health Series 2025D-1, (Mandatory Put 10/01/29)
5 .000 10/01/64 8,296,319
1,540,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, Refunding First Lien Forward Delivery
Series 2022A
5 .000 10/01/26 1,567,678
1,665,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, Refunding First Lien Forward Delivery
Series 2022A
5 .000 10/01/27 1,735,679
1,250,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, Series 2015A
5 .000 10/01/26 1,252,423
3,520,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Series 2020B-1
1 .950 07/01/35 2,973,054
1,250,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Series 2021A
1 .900 07/01/36 1,042,525
2,610,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Social PAC Series
2021B
1 .900 07/01/36 2,176,793
6,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Refunding Series
2019D, (AMT)
5 .000 01/01/27 6,118,256
3,485,000 (a) Rockport, Indiana, Pollution Control Revenue Refunding Bonds,
Indiana Michigan Power Company Project, Series 2025A,
(Mandatory Put 6/01/29)
3 .700 06/01/47 3,557,644
2,800,000 Valparaiso 21st Century School Building Corporation, Porter
County, Indiana, First Mortgage Bonds, Ad Valorem Property
Tax Refunding Series 2025
5 .000 01/15/29 2,981,732
1,000,000 Westfield-Washington Multi-School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2024A
- BAM Insured
5 .000 07/15/29 1,076,773
1,000,000 Westfield-Washington Multi-School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2024A
- BAM Insured
5 .000 07/15/30 1,098,096
1,000,000 Westfield-Washington Multi-School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2024A
- BAM Insured
5 .000 01/15/31 1,108,790
3,775,000 (a) Whiting, Indiana, Environmental Facilities Revenue Bonds, BP
Products North America Inc. Project, Series 2008, (Mandatory
Put 6/21/35)
4 .200 06/01/44 3,971,125
5,755,000 (a) Whiting, Indiana, Environmental Facilities Revenue Bonds,
BP Products North America Inc. Project, Series 2015, (AMT),
(Mandatory Put 6/10/31)
4 .400 11/01/45 6,042,162
TOTAL INDIANA 115,585,053
IOWA - 0.4%
5,355,000 (a),(b) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32), (Mandatory Put
12/01/32)
4 .000 12/01/50 5,826,444
190,000 (a),(b) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32), (Mandatory Put
12/01/42)
5 .000 12/01/50 218,679
3,000,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Green Series
2021A
1 .850 07/01/35 2,613,182
2,345,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Series 2019D
2 .450 07/01/34 2,111,208
3,120,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Series 2020A
2 .500 01/01/35 2,845,399
4,555,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Social Series 2021B
2 .000 07/01/36 3,777,571

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IOWA (continued)
$ 1,955,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Social Series 2021D
2 .000% 07/01/36 $ 1,621,329
TOTAL IOWA 19,013,812
KANSAS - 0.7%
8,515,000 Kansas Department of Transportation, Highway Revenue
Bonds, Refunding Series 2024A
5 .000 09/01/27 8,867,477
4,320,000 Kansas Department of Transportation, Highway Revenue
Bonds, Refunding Series 2025A
5 .000 09/01/28 4,604,161
1,820,000 Kansas Department of Transportation, Highway Revenue
Bonds, Refunding Series 2025A
5 .000 09/01/29 1,983,215
10,360,000 (a) Kansas Development Finance Authority, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021B,
(Mandatory Put 11/15/31)
5 .000 11/15/54 11,464,500
2,000,000 (a) Kansas Development Finance Authority, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021B,
(Mandatory Put 11/15/28)
5 .000 11/15/54 2,114,233
4,175,000 Manhattan, Kansas, General Obligation Bonds, Temporary
Notes, Series 2024-02 - BAM Insured
5 .000 06/15/28 4,211,047
TOTAL KANSAS 33,244,633
KENTUCKY - 3.6%
8,250,000 Boone County, Kentucky, Collateralized Pollution Control
Revenue Bonds, Duke Energy Kentucky, Refunding Series
2008A
3 .700 08/01/27 8,303,677
6,050,000 (a) Carroll County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project, Series 2004A,
(AMT), (Mandatory Put 9/01/26)
1 .750 10/01/34 5,950,862
30,000,000 (a) Carroll County, Kentucky, Pollution Control Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2016A,
(Mandatory Put 9/01/26)
1 .550 09/01/42 29,530,983
4,470,000 Kentucky Asset/Liability Commission, General Fund Revenue
Project Notes, Federal Highway Trust Fund, First Refunding
Series 2024A
5 .000 09/01/26 4,538,024
4,545,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 132, Refunding Series 2025B
5 .000 04/01/30 4,979,958
2,500,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 133, Series 2025A
5 .000 09/01/30 2,760,704
2,250,000 Kentucky Turnpike Authority, Economic Development Road
Revenue Bonds, Revitalization Projects, Refunding Series
2024A
5 .000 07/01/27 2,327,355
8,585,000 Louisville and Jefferson County Metropolitan Government
Board of Water Works, Kentucky, Water System Revenue
Bonds, Series 2025
5 .000 11/15/30 9,599,480
14,960,000 Louisville and Jefferson County Metropolitan Sewer District,
Kentucky, Sewer and Drainage System Revenue Bonds,
Refunding Series 2025A
5 .000 05/15/31 16,802,635
4,200,000 (a) Louisville/Jefferson County Metro Government, Kentucky,
Health System Revenue Bonds, Norton Healthcare, Inc., Series
2023B, (Mandatory Put 10/01/29)
5 .000 10/01/47 4,475,954
4,000,000 Louisville-Jefferson County Metropolitan Government,
Kentucky, Pollution Control Revenue Bonds, Louisville Gas and
Electric Company Project, Series 2001A
0 .900 09/01/26 3,926,150
8,000,000 Louisville-Jefferson County Metropolitan Government,
Kentucky, Pollution Control Revenue Bonds, Louisville Gas and
Electric Company Project, Series 2001B, (AMT)
1 .350 11/01/27 7,672,668
18,100,000 (a) Louisville-Jefferson County Metropolitan Government,
Kentucky, Pollution Control Revenue Bonds, Louisville Gas
and Electric Company Project, Series 2005A, (Mandatory Put
7/01/26)
1 .750 02/01/35 17,929,561
3,805,000 Oldham County School District Finance Corporation, Kentucky,
School Building Revenue Bonds, Refunding Second Series
2016
4 .000 09/01/27 3,869,038

Portfolio of Investments December 31, 2025
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KENTUCKY (continued)
$ 1,350,000 (a) Owen County, Kentucky, Water Facilities Revenue Bonds,
Kentucky-American Water Company Project, Refunding Series
2020, (Mandatory Put 9/01/28)
3 .875% 06/01/40 $ 1,378,469
1,800,000 (a) Owen County, Kentucky, Waterworks System Revenue Bonds,
Kentucky-American Water Company Project, Refunding Series
2019A, (Mandatory Put 10/01/29)
2 .450 06/01/39 1,748,616
5,605,000 (a) Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Refunding Series 2024B, (Mandatory Put 8/01/32)
5 .000 01/01/55 6,032,955
2,950,000 (a) Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Series 2022A-1, (Mandatory Put 8/01/30)
4 .000 08/01/52 2,979,880
3,075,000 Trimble County, Kentucky, Pollution Control Revenue Bonds,
Louisville Gas and Electric Company Project, Series 2001A
0 .625 09/01/26 3,012,834
10,200,000 Trimble County, Kentucky, Pollution Control Revenue Bonds,
Louisville Gas and Electric Company Project, Series 2001B,
(AMT)
1 .350 11/01/27 9,808,866
21,345,000 (a) Trimble County, Kentucky, Pollution Control Revenue Bonds,
Louisville Gas and Electric Company Project, Series 2016A,
(AMT), (Mandatory Put 9/01/27)
1 .300 09/01/44 20,338,777
TOTAL KENTUCKY 167,967,446
LOUISIANA - 1.9%
5,000,000 Livingston Parish, Louisiana, Sales Tax Revenue Bonds, Series
2025
5 .000 10/01/29 5,408,734
845,000 Louisiana Housing Corporation, Single Family Mortgage
Revenue Bonds, Home Ownership Program, Series 2021D
2 .100 12/01/36 704,169
1,875,000 Louisiana Housing Corporation, Single Family Mortgage
Revenue Bonds, Home Ownership Program, Series 2024A
4 .000 12/01/39 1,873,211
15,660,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Westlake
Chemical Corporation Projects, Refunding Series 2017
3 .500 11/01/32 15,544,533
6,340,000 Louisiana State, Gasoline and Fuels Tax Revenue Bonds,
Refunding Series 2025B
5 .000 05/01/30 7,006,991
12,000,000 Louisiana State, General Obligation Bonds, Refunding Series
2024E
5 .000 09/01/31 13,564,661
5,045,000 Louisiana State, General Obligation Bonds, Series 2024B 5 .000 08/01/27 5,240,091
925,000 New Orleans, Louisiana, Sewerage Service Revenue Bonds,
Series 2015
5 .000 06/01/26 926,592
2,780,000 (a),(c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2008, (Mandatory Put 6/01/30)
6 .100 06/01/38 3,062,362
1,255,000 (a) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2011, (Mandatory Put 6/01/30)
3 .700 08/01/41 1,271,631
5,695,000 (a) Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017A-1,
(Mandatory Put 7/01/26)
4 .050 06/01/37 5,729,070
17,200,000 (a) Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017A-3,
(Mandatory Put 7/01/26)
2 .200 06/01/37 17,146,890
7,715,000 (a) Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017B-2,
(Mandatory Put 7/01/26)
2 .375 06/01/37 7,697,797
1,500,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds,
Refunding Series 2025
5 .000 12/01/28 1,582,695
2,300,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds,
Refunding Series 2025
5 .000 12/01/29 2,461,411
TOTAL LOUISIANA 89,220,838
MAINE - 0.3%
2,955,000 Maine State Housing Authority, Multifamily Mortgage Purchase
Bonds, Series 2021A
1 .850 11/15/36 2,319,373
1,165,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Series 2020D
2 .300 11/15/35 1,000,931
3,000,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Series 2021B
2 .050 11/15/36 2,463,688
2,030,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2021C
1 .900 11/15/36 1,666,578

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MAINE (continued)
$ 2,000,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2021D
2 .200% 11/15/36 $ 1,651,040
4,275,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2025D
6 .000 11/15/55 4,745,047
TOTAL MAINE 13,846,657
MARYLAND - 2.1%
8,130,000 Baltimore County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Series 2020
5 .000 03/01/27 8,368,038
6,000,000 Baltimore County, Maryland, General Obligation Bonds,
Consolidated Public Improvement, Refunding Series 2024A
5 .000 07/01/29 6,528,948
6,760,000 Baltimore County, Maryland, General Obligation Bonds,
Consolidated Public Improvement, Refunding Series 2024A
5 .000 07/01/30 7,511,865
11,510,000 Baltimore County, Maryland, General Obligation Bonds,
Consolidated Public Improvement, Series 2024
5 .000 02/01/27 11,822,758
10,000 Baltimore County, Maryland, Revenue Bonds, Oak Crest
Village, Series 2016
3 .250 01/01/31 10,000
1,000,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/26 1,006,521
6,820,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2019C
2 .700 09/01/34 6,299,341
4,250,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2020A
2 .300 09/01/35 3,669,473
4,880,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2020D
1 .950 09/01/35 4,103,569
12,000,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2021A
1 .800 09/01/36 9,648,678
8,310,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2021B
1 .875 09/01/36 6,754,459
12,000,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2021C
2 .200 09/01/36 9,963,460
10,000,000 Maryland Department of Transportation, Consolidated
Transportation Revenue Bonds, Series 2025B
5 .000 10/01/30 11,168,679
4,630,000 Montgomery County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Series 2018A
5 .000 11/01/29 4,959,548
3,985,000 Montgomery County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Series 2025A
5 .000 10/01/30 4,450,719
3,570,000 Prince George's County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Series 2025A
5 .000 08/01/30 3,968,859
TOTAL MARYLAND 100,234,915
MASSACHUSETTS - 1.3%
2,720,000 Boston, Massachusetts, General Obligation Bonds, Series
2025A
5 .000 02/01/29 2,953,576
3,000,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Senior Series 2025B
5 .000 07/01/31 3,409,833
2,780,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/29 2,933,126
2,750,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/30 2,901,225
2,520,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/31 2,655,785
2,110,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/32 2,219,723
160,000 (b) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (ETM)
5 .000 07/15/26 162,057
170,000 (b) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (ETM)
5 .000 07/15/27 176,330

Portfolio of Investments December 31, 2025
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MASSACHUSETTS (continued)
$ 175,000 (b) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (ETM)
5 .000% 07/15/28 $ 185,788
220,000 (b) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (ETM)
5 .000 07/15/30 243,868
2,135,000 (a) Massachusetts Health and Educational Facilities Authority,
Variable Rate Demand Revenue Bonds, University of
Massachusetts Issue, Series 2000A, (Mandatory Put 4/01/26)
2 .450 11/01/30 2,130,774
1,975,000 Massachusetts Housing Finance Agency, Housing Bonds,
Series 2019B-1
2 .750 12/01/34 1,799,195
1,000,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2022A-2
2 .650 06/01/26 997,934
2,290,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2022C-3
4 .000 06/01/26 2,291,671
2,420,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2023A-3
3 .050 12/01/27 2,427,448
2,800,000 Massachusetts Housing Finance Agency, Multifamily Housing
Bonds, Green Series 2023C2
4 .000 12/01/27 2,816,474
1,000,000 Massachusetts Housing Finance Agency, Multifamily Housing
Bonds, Green Sustainability Series 2024B3
3 .500 06/01/29 1,009,688
5,000,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2020-220
1 .950 12/01/35 4,176,657
1,000,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-221
2 .000 12/01/36 825,633
2,725,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-222
2 .000 12/01/36 2,249,850
7,385,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-223
2 .150 12/01/36 6,197,884
10,000,000 Massachusetts School Building Authority, Senior Dedicated
Sales Tax Revenue Bonds, Subordinated Refunding Social
Series 2025B
5 .000 02/15/30 11,062,387
5,520,000 Massachusetts State, General Obligation Bonds, Refunding
Series 2025B
5 .000 06/01/29 5,991,343
TOTAL MASSACHUSETTS 61,818,249
MICHIGAN - 3.5%
5,540,000 Detroit City School District, Wayne County, Michigan, Unlimited
Tax School Building and Site Improvement Bonds, Series
2001A - AGM Insured
6 .000 05/01/29 5,896,475
2,400,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Refunding Second Lien Series 2025B
5 .000 07/01/35 2,795,138
5,000,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Refunding Senior Lien Series 2025A
5 .000 07/01/31 5,630,824
10,035,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Senior Lien Series 2024A
5 .000 07/01/26 10,154,787
7,535,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Senior Lien Series 2024A
5 .000 07/01/27 7,808,690
4,050,000 Michigan Finance Authority, Hospital Revenue Bonds,
Beaumont-Spectrum Consolidation, Fixed Refunding Series
2022A
5 .000 04/15/26 4,075,953
2,600,000 Michigan Finance Authority, Hospital Revenue Bonds,
Beaumont-Spectrum Consolidation, Fixed Refunding Series
2022A
5 .000 04/15/27 2,676,526
5,290,000 (a) Michigan Finance Authority, Hospital Revenue Bonds,
Bronson Healthcare Group, Inc., Series 2019B, (Mandatory Put
11/16/26)
5 .000 11/15/44 5,314,057
4,780,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5 .000 07/01/29 5,144,721
2,000,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest
Series 2020A-CL-1
5 .000 06/01/27 2,057,441
5,115,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest
Series 2020A-CL-1
5 .000 06/01/28 5,363,553

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 7,115,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2018A
3 .550% 10/01/33 $ 7,131,530
2,180,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2022A
3 .300 04/01/26 2,180,155
9,430,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2023A
3 .750 04/01/27 9,430,477
1,350,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2024A
3 .700 04/01/30 1,350,647
1,870,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Fixed Rate Series 2018C
3 .350 12/01/34 1,867,650
4,670,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2016A
3 .100 12/01/31 4,662,016
10,020,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2019B
2 .700 12/01/34 9,259,452
14,835,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2020C
2 .350 12/01/35 12,887,796
6,000,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2021A
1 .950 12/01/36 4,955,504
2,000,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2022A
4 .000 12/01/37 2,015,597
5,655,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2024II
5 .000 10/15/27 5,910,616
3,890,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2025I
5 .000 04/15/29 4,202,195
2,000,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2025I
5 .000 04/15/30 2,207,541
3,040,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan
Program, Series 2023
5 .000 11/15/26 3,106,381
12,165,000 (a) Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Consumers Energy Company Project, Series 2019, (AMT),
(Mandatory Put 10/01/27)
3 .350 10/01/49 12,150,328
7,730,000 (a) Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Consumers Energy Company Project, Variable Rate Series
2005, (AMT), (Mandatory Put 10/08/26)
0 .875 04/01/35 7,541,393
7,230,000 (a) Michigan Strategic Fund, Limited Obligation Revenue
Bonds, Detroit Edison Company Exempt Facilities Project,
Collateralized Series 2023DT, (AMT), (Mandatory Put 6/03/30)
3 .875 06/01/53 7,092,812
2,285,000 (a) Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Graphic Packaging International, LLC Coated Recycled Board
Machine Project, Green Series 2021, (AMT), (Mandatory Put
10/01/26)
4 .000 10/01/61 2,282,772
7,500,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2023E -
AGM Insured, (AMT)
5 .000 12/01/28 7,911,328
TOTAL MICHIGAN 165,064,355
MINNESOTA - 1.5%
2,740,000 Eastern Carver County Independent School District 112,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2025A
5 .000 02/01/29 2,943,872
4,990,000 Hennepin County, Minnesota, General Obligation Bonds, Sales
Tax Series 2019B
5 .000 12/15/34 5,307,545
3,535,000 Hennepin County, Minnesota, General Obligation Bonds,
Series 2025A
5 .000 12/01/30 3,952,771
4,155,000 Hennepin County, Minnesota, General Obligation Bonds,
Series 2025A
5 .000 12/01/31 4,728,451
5,030,000 (a) Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2023A, (Mandatory Put 11/15/28)
5 .000 11/15/52 5,303,378
1,270,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020B
2 .400 01/01/35 1,124,371
2,275,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020E
2 .250 07/01/35 1,938,220
4,330,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020I
1 .875 07/01/35 3,622,082

Portfolio of Investments December 31, 2025
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 5,595,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021D
2 .000% 07/01/36 $ 4,677,432
5,045,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021F
2 .000 07/01/36 4,214,694
8,415,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021H
2 .150 07/01/36 7,141,745
3,285,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Social Series 2022A
2 .600 07/01/37 2,912,679
6,820,000 Minnesota Public Facilities Authority, State Clean Water
Revolving Fund Revenue Bonds, Series 2016A
5 .000 03/01/31 6,842,599
2,000,000 Minnesota Rural Water Finance Authority, Public Projects
Construction Notes, Series 2025
3 .300 08/01/26 2,000,493
4,315,000 Minnesota State, General Obligation Bonds, State Trunk
Highway Series 2021B
5 .000 08/01/31 4,885,292
6,000,000 Minnesota State, General Obligation Bonds, Various Purpose
Bid Groups 1 & 2 Series 2025A
5 .000 08/01/30 6,667,599
TOTAL MINNESOTA 68,263,223
MISSISSIPPI - 0.6%
7,755,000 (a) Lowndes County, Mississippi, Solid Waste Disposal and
Pollution Control Revenue Bonds, International Paper
Company Project, Refunding Series 2022, (Mandatory Put
4/01/27)
2 .650 04/01/37 7,739,820
5,865,000 Mississippi Business Finance Corporation, Pollution Control
Revenue, Mississippi Power, Series 2002
3 .200 09/01/28 5,866,016
3,500,000 Mississippi Development Bank, Special Obligation Bonds,
Mississippi Highway Refunding Project, Refunding Series
2024A
5 .000 01/01/30 3,830,769
6,000,000 Mississippi Development Bank, Special Obligation Bonds,
Mississippi Highway Refunding Project, Refunding Series
2024A
5 .000 01/01/31 6,681,305
1,230,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2020A
2 .250 12/01/35 1,036,985
615,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2021A
1 .800 12/01/35 503,471
1,500,000 Mississippi State, Gaming Tax Revenue Bonds, Series 2019A 5 .000 10/15/26 1,526,026
2,365,000 Warren County, Mississippi, Gulf Opportunity Zone Revenue
Bonds, International Paper Company Project, Refunding Series
20218
4 .000 09/01/32 2,436,379
TOTAL MISSISSIPPI 29,620,771
MISSOURI - 1.1%
2,250,000 Clay County Public School District 53, Liberty, Missouri, General
Obligation Bonds, Refunding Series 2025
4 .000 03/01/29 2,353,084
2,650,000 Clay County Public School District 53, Liberty, Missouri, General
Obligation Bonds, Refunding Series 2025
4 .000 03/01/30 2,809,096
5,330,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Refunding Series 1998A
2 .900 09/01/33 4,990,029
11,000,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Series 1998B
2 .900 09/01/33 10,298,370
5,255,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Series 1998C
2 .750 09/01/33 4,921,836
12,465,000 (a) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2021B,
(Mandatory Put 5/01/26)
4 .000 05/01/51 12,514,841
2,520,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, SSM Health Care, Series 2022A
5 .000 06/01/27 2,590,000
5,000,000 Missouri Highways and Transportation Commission, State Road
Revenue Bonds, State Appropriations Mega Projects Series
2025A
5 .000 05/01/31 5,638,745

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 2,700,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024E
4 .125% 11/01/39 $ 2,714,414
730,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2019C
2 .500 11/01/34 667,494
1,065,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2021A
1 .950 11/01/36 881,691
1,890,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2021B
1 .800 11/01/36 1,511,814
TOTAL MISSOURI 51,891,414
MONTANA - 0.2%
1,115,000 Gallatin County, Montana, General Obligation Bonds, Series
2023
5 .000 07/01/33 1,293,864
1,300,000 Gallatin County, Montana, General Obligation Bonds, Series
2023
5 .000 07/01/35 1,482,568
1,000,000 Lewis and Clark County School District 9 East Helena, Montana,
General Obligation Bonds, School Building Series 2018
5 .000 07/01/27 1,034,082
1,055,000 Lewis and Clark County School District 9 East Helena, Montana,
General Obligation Bonds, School Building Series 2018
5 .000 07/01/28 1,113,825
1,335,000 Lewis and Clark County School District 9 East Helena, Montana,
General Obligation Bonds, School Building Series 2018
5 .000 07/01/29 1,406,549
2,000,000 (a) Montana Board of Housing, Multifamily Housing Revenue
Bonds, Aurora Apartments Series 2024, (Mandatory Put
2/01/28)
3 .320 07/01/46 2,011,568
750,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2021A-1
1 .850 12/01/36 602,810
485,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2021B
1 .850 12/01/36 389,817
TOTAL MONTANA 9,335,083
NATIONAL - 0.1%
2,588,623 Freddie Mac Multi-Family ML Certificates, Series ML 05, Series
2019A
3 .400 01/25/36 2,464,000
TOTAL NATIONAL 2,464,000
NEBRASKA - 0.7%
8,345,000 (a) Central Plains Energy Project, Nebraska, Gas Project 4 Revenue
Bonds, Refunding Series 2023A-1, (Mandatory Put 11/01/29)
5 .000 05/01/54 8,903,290
5,040,000 (a) Central Plains Energy Project, Nebraska, Gas Supply
Revenue Bonds, Refunding Series 2025A Subseries 2025A-1,
(Mandatory Put 8/01/31)
5 .000 08/01/55 5,373,192
1,915,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2019D
2 .600 09/01/34 1,754,992
8,895,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2020A
2 .350 09/01/35 7,728,016
2,490,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2021A
1 .850 09/01/35 2,054,710
3,555,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2021C
2 .100 09/01/36 2,982,904
1,630,000 Sarpy County School District 037 Gretna Public Schools,
Nebraska, General Obligation Bonds, Series 2022B
5 .000 12/15/27 1,634,147
TOTAL NEBRASKA 30,431,251
NEVADA - 0.4%
6,385,000 Clark County, Nevada, Airport Revenue Bonds, Junior
Subordinate Lien Notes Series 2021B, (AMT)
5 .000 07/01/27 6,578,857
3,530,000 (a) Clark County, Nevada, Pollution Control Revenue Bonds,
Nevada Power Company Project, Refunding Series 2017,
(Mandatory Put 3/31/26)
3 .750 01/01/36 3,533,953
895,000 (a),(c) Director of the State of Nevada Department of Business and
Industry, Solid Waste Disposal Revenue Bonds, Republic
Services Inc., Variable Rate Demand Series 2001, (AMT),
(Mandatory Put 6/01/26)
3 .450 12/01/26 895,055

Portfolio of Investments December 31, 2025
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEVADA (continued)
$ 1,970,000 Nevada Housing Division, Single Family Housing Mortgage
Revenue Bonds, Refunding Series 2021A
1 .850% 10/01/33 $ 1,679,366
1,970,000 Nevada Housing Division, Single Family Housing Mortgage
Revenue Bonds, Refunding Series 2021A
2 .000 10/01/36 1,634,194
3,000,000 Nevada Housing Division, Single Family Housing Mortgage
Revenue Bonds, Refunding Series 2021B
2 .200 10/01/36 2,485,097
TOTAL NEVADA 16,806,522
NEW HAMPSHIRE - 1.0%
8,485,000 National Finance Authority, New Hampshire, Pollution Control
Revenue Bonds, New York State Electric & Gas Corporation
Project, Refunding Series 2022A, (AMT)
4 .000 12/01/28 8,621,432
3,605,000 (a) National Finance Authority, New Hampshire, Solid Waste
Disposal Revenue Bonds, Waste Management, INC., Project,
Refunding Series 2018A, (AMT), (Mandatory Put 7/01/26)
4 .000 10/01/33 3,608,562
11,000,000 New Hampshire Business Finance Authority, Pollution Control
Revenue Bonds, United Illuminating Company, Refunding
Series 2003A
4 .500 10/01/33 11,597,287
5,000,000 (a) New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth College, Series 2015A, (Mandatory
Put 8/03/27)
3 .300 06/01/40 5,017,231
4,500,000 (a) New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth College, Series 2015D, (Mandatory
Put 8/03/27)
3 .300 06/01/38 4,515,507
7,750,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth College, Series 2025A
5 .000 06/01/32 8,895,357
2,505,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2024C
4 .100 07/01/39 2,519,356
TOTAL NEW HAMPSHIRE 44,774,732
NEW JERSEY - 2.1%
1,000,000 Delran Township, New Jersey, General Obligation Bonds,
Series 2019
2 .000 10/15/27 976,513
1,000,000 Delran Township, New Jersey, General Obligation Bonds,
Series 2019
2 .000 10/15/28 960,064
1,000,000 Delran Township, New Jersey, General Obligation Bonds,
Series 2019
2 .000 10/15/29 947,113
1,000,000 Freehold Township Board of Education, Monmouth County,
New Jersey, General Obligation Bonds, School Series 2025
4 .000 08/15/29 1,056,664
3,640,000 Gloucester Township, New Jersey, General Obligation Bonds,
Series 2019 - BAM Insured
2 .000 02/01/26 3,635,851
3,975,000 Gloucester Township, New Jersey, General Obligation Bonds,
Series 2019 - BAM Insured
2 .000 02/01/27 3,916,215
6,180,000 New Jersey Economic Development Authority, Revenue Bonds,
Motor Vehicle Surcharge, Refunding Subordinate Series 2017A
3 .375 07/01/30 6,097,018
6,135,000 (b) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2018EEE, (Pre-refunded 12/15/28)
5 .000 06/15/33 6,594,501
920,000 New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series 1999,
(AMT)
5 .250 09/15/29 921,201
1,990,000 (a) New Jersey Educational Facilities Authority, Revenue Bonds,
Princeton University, Series 2025A, (Mandatory Put 7/01/35)
5 .000 07/01/64 2,321,455
2,600,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Inspira Health Obligated Group Issue, Refunding Series
2016A
5 .000 07/01/29 2,626,190
3,200,000 New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Series 2024B
3 .500 05/01/29 3,245,013
7,915,000 New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Social Series 2025B
3 .050 11/01/29 7,888,285
7,230,000 New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2018A
5 .000 06/15/28 7,298,123
1,645,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2014BB-1
5 .000 06/15/30 1,750,702
2,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB
5 .000 06/15/32 2,124,528

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 5,125,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000% 06/01/27 $ 5,277,231
5,490,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/28 5,764,534
14,205,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/29 14,902,042
3,580,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/34 3,700,642
2,385,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
4 .000 06/01/37 2,373,811
6,795,000 Toms River Board of Education, Ocean County, New Jersey,
General Obligation Bonds, Regional Schools Series 2019
2 .250 07/15/28 6,467,374
6,710,000 Union County, New Jersey, General Obligation Bonds, Series
2018
3 .000 03/01/28 6,712,316
TOTAL NEW JERSEY 97,557,386
NEW MEXICO - 0.8%
13,630,000 (a) Farmington, New Mexico, Pollution Control Revenue Bonds,
Public Service Company of New Mexico San Juan Project,
Refunding Series 2010A, (Mandatory Put 10/01/26)
0 .875 06/01/40 13,360,298
15,000,000 New Mexico Finance Authority, New Mexico, Transportation
Revenue Bonds, State Transportation Commission, Refunding
Senior Lien Series 2024A
5 .000 06/15/27 15,550,092
2,980,000 New Mexico Finance Authority, Public Project Revolving Fund
Revenue Bonds, Subordinate Lien Series 2025C
5 .000 12/15/29 3,271,492
1,695,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2019D
2 .800 07/01/34 1,591,111
2,140,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021A
1 .950 07/01/36 1,788,502
985,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021C
1 .875 07/01/36 804,643
1,180,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024E
4 .125 09/01/39 1,187,422
1,760,000 San Juan County, New Mexico, Gross Receipts Tax Revenue
Bonds, Refunding Series 2015A
5 .000 06/15/26 1,762,685
203,000 (c) Winrock Town Center Tax Increment Development District
1, Albuquerque, New Mexico, Gross Receipts Tax Increment
Bonds, Senior Lien Series 2022
3 .750 05/01/28 201,042
TOTAL NEW MEXICO 39,517,287
NEW YORK - 7.4%
10,000,000 (a) Chautauqua County Capital Resource Corporation, New York,
Facilities Revenue Bonds, NRG Energy Project Refunding Series
2020, (Mandatory Put 4/03/28)
4 .250 04/01/42 10,151,661
1,725,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2020A
5 .000 09/01/27 1,765,996
5,000,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Northwell Healthcare Inc, Series 2019B-1, (Mandatory Put
11/01/28)
1 .800 05/01/48 4,804,009
8,600,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series
2016B
5 .000 07/01/30 8,663,126
2,500,000 (a) Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2024B, (Mandatory Put 9/01/29)
3 .000 09/01/49 2,501,569
5,020,000 Metropolitan Transportation Authority, New York, Dedicated
Tax Fund Bonds, Climate Bond Certified, Refunding Green
Series 2016B-2
5 .000 11/15/32 5,115,043
3,500,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Refunding Series 2025B
5 .000 11/15/28 3,730,756
11,180,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Refunding Series 2025B
5 .000 11/15/29 12,138,655
2,250,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Refunding Green Climate
Certified Series 2020E
5 .000 11/15/32 2,465,519

Portfolio of Investments December 31, 2025
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 1,065,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014B
5 .000% 07/01/26 $ 1,067,524
1,500,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014B
5 .000 07/01/27 1,507,146
10,020,000 (a) New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Green Series 2023A-2,
(Mandatory Put 12/30/27)
3 .700 05/01/63 10,023,452
3,065,000 (a) New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024B-2, (Mandatory Put 7/03/28)
3 .700 05/01/64 3,108,114
5,865,000 New York City Housing Development Corporation, New
York, Multifamily Housing Revenue Bonds, Sustainable
Neighborhood Green Series 2020D-1B
2 .000 11/01/35 4,965,566
3,185,000 New York City Housing Development Corporation, New
York, Multifamily Housing Revenue Bonds, Sustainable
Neighborhood Series 2019A-3A
3 .450 11/01/34 3,189,718
3,010,000 New York City Housing Development Corporation, New
York, Multifamily Housing Revenue Bonds, Sustainable
Neighborhood Series 2019G-1B
2 .550 11/01/34 2,764,837
675,000 New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, The Churchill School and Center for
Learning Disabilities Inc., Short Term Auction Rate Series 1999
- AGM Insured
2 .250 10/01/29 645,560
6,000,000 (b) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2016 Series E-1, (Pre-
refunded 2/06/26)
5 .000 02/01/34 6,013,324
8,845,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2021 Subseries A
5 .000 11/01/28 9,452,773
8,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2025 Subseries Series
A-1
5 .000 11/01/27 8,350,264
810,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2024G-1
5 .000 05/01/27 835,646
4,665,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025C-1
5 .000 05/01/29 5,039,715
1,500,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025D
5 .000 05/01/28 1,593,291
2,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025D
5 .000 05/01/29 2,160,650
1,500,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025D
5 .000 05/01/30 1,651,316
5,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025F-1
5 .000 11/01/28 5,343,568
6,600,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025F-1
5 .000 11/01/29 7,208,158
4,375,000 New York City, New York, General Obligation Bonds, Fiscal
2017 Series A-1
5 .000 08/01/33 4,430,971
27,510,000 New York City, New York, General Obligation Bonds, Fiscal
2020 Series C-1
5 .000 08/01/27 28,608,637
7,710,000 New York City, New York, General Obligation Bonds, Fiscal
2025 Series A
5 .000 08/01/27 8,017,906
12,500,000 New York City, New York, General Obligation Bonds, Fiscal
2025 Series A
5 .000 08/01/28 13,284,015
5,500,000 New York State Energy Research and Development Authority,
Pollution Control Revenue Bonds, Rochester Gas and Electric
Corporation, Series 2004B, (AMT)
4 .000 05/15/32 5,633,867
2,620,000 (a) New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Sustainability Green
Series 2021J-2, (Mandatory Put 5/01/27)
1 .100 11/01/61 2,529,349
6,370,000 (a) New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Green Series 2022A-2, (Mandatory Put
5/01/27)
2 .500 11/01/60 6,316,152

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 7,415,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Refunding Series 2019C
3 .500% 11/01/34 $ 7,416,808
4,185,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Refunding Series 2020H
2 .100 11/01/35 3,560,647
8,140,000 (a) New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Sustainability Green Series 2024C-2,
(Mandatory Put 5/01/29)
3 .600 11/01/63 8,180,041
6,675,000 (a) New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Sustainability Series 2023C-2, (Mandatory Put
5/01/29)
3 .800 11/01/62 6,677,401
1,835,000 (a) New York State Housing Finance Agency, State Personal
Income Tax Revenue Bonds, Economic Development and
Housing Sustainability Green Series 2024B-2, (Mandatory Put
12/15/29)
3 .350 12/15/54 1,845,136
9,805,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 223
2 .650 10/01/34 9,127,511
2,415,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 225
2 .000 10/01/35 2,025,483
3,460,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 227
2 .100 10/01/35 2,906,333
3,555,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 231
2 .000 10/01/33 3,124,576
9,990,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 231
2 .200 10/01/36 8,428,443
4,640,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 239
2 .200 10/01/36 3,914,712
16,400,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 242
2 .950 10/01/37 15,171,584
1,380,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 273
6 .000 10/01/55 1,538,349
10,000,000 New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Series 2025A
5 .000 03/15/29 10,801,793
1,785,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/26 1,786,893
5,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000 12/01/27 5,171,236
2,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000 12/01/28 2,098,279
2,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000 12/01/29 2,124,420
3,015,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
4 .000 10/01/30 3,074,985
3,105,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty Second Series 2023,
(AMT)
5 .000 12/01/26 3,160,758
10,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty Second Series 2023,
(AMT)
5 .000 12/01/27 10,372,685
4,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Second Series 2017, (AMT)
5 .000 10/15/33 4,087,639
500,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5 .000 07/01/27 502,391
2,220,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Senior Series
2021A-2
5 .000 06/01/26 2,238,218

Portfolio of Investments December 31, 2025
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 2,200,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Senior Series
2021A-2
5 .000% 06/01/28 $ 2,302,711
1,245,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Senior Series
2021A-2
5 .000 06/01/32 1,342,709
3,000,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, MTA Bridges and Tunnels, Bond
Anticipation Notes Series 2025A
5 .000 03/01/28 3,159,312
8,100,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, MTA Bridges and Tunnels, Senior Lien
Green Climate Bond Certified Series 2022E-1
5 .000 11/15/27 8,429,320
1,925,000 TSASC Inc., New York, Tobacco Settlement Asset-Backed
Bonds, Fiscal 2017 Series A
5 .000 06/01/26 1,939,682
10,000,000 Utility Debt Securitization Authority, New York, Restructuring
Bonds, Series 2025TE-2
5 .000 06/15/32 11,044,037
4,000,000 Utility Debt Securitization Authority, New York, Restructuring
Bonds, Series 2025TE-2
5 .000 12/15/32 4,458,470
TOTAL NEW YORK 347,090,415
NORTH CAROLINA - 1.0%
6,705,000 (a) Charlotte-Mecklenburg Hospital Authority, North Carolina,
Health Care Revenue Bonds, DBA Carolinas HealthCare
System, Variable Rate Demand Series 2021B, (Mandatory Put
6/15/27)
3 .250 01/15/50 6,733,805
870,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2019-42
2 .450 07/01/34 783,263
2,785,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2020-43
2 .625 01/01/35 2,581,619
5,000,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2021-47
2 .000 07/01/36 4,182,210
1,800,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2025-59A
6 .250 01/01/57 2,053,150
1,095,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, Refunding Series 45
1 .950 07/01/33 946,604
1,645,000 North Carolina Municipal Power Agency 1, Catawba Electric
Revenue Bonds, Refunding Series 2015A
5 .000 01/01/28 1,649,987
11,335,000 North Carolina State, General Obligation Bonds, Refunding
Series 2025C
5 .000 06/01/30 12,583,929
5,500,000 North Carolina State, Limited Obligation Bonds, Refunding
Series 2025B
5 .000 05/01/30 6,088,168
10,730,000 Raleigh, North Carolina, North Carolina, Limited Obligation
Bonds, Series 2024
5 .000 10/01/27 11,187,358
TOTAL NORTH CAROLINA 48,790,093
NORTH DAKOTA - 0.8%
2,395,000 Cass County Joint Water Reserve District, North Dakota,
Temporary Improvement  Special Assessment Bonds,
Refunding Series 2024A
3 .450 04/01/27 2,395,502
2,380,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2017A
5 .000 12/01/26 2,411,967
2,555,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2021
5 .000 12/01/27 2,624,283
225,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
4 .000 05/01/27 225,226
500,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3 .000 05/01/28 485,121
400,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3 .000 05/01/29 383,521
430,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3 .000 05/01/30 407,845
355,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3 .000 05/01/32 327,966
5,330,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2023C
5 .000 05/01/32 5,575,889

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH DAKOTA (continued)
$ 670,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5 .000% 05/01/29 $ 703,848
530,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5 .000 05/01/30 564,102
555,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5 .000 05/01/31 597,474
580,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5 .000 05/01/32 629,708
610,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5 .000 05/01/33 666,293
6,235,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2019C
2 .800 07/01/32 6,012,994
2,285,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2019C
3 .000 07/01/34 2,182,605
2,500,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2020A
2 .700 07/01/35 2,311,682
3,250,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2020B
2 .100 07/01/35 2,747,799
3,600,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2021A
2 .050 07/01/36 3,010,003
2,540,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2021B
2 .300 07/01/36 2,132,314
1,290,000 North Dakota Housing Finance Agency, Home Mortgage
Program Revenue Bonds, Social Series 2025C
5 .750 07/01/56 1,426,646
TOTAL NORTH DAKOTA 37,822,788
OHIO - 4.3%
1,500,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/27 1,544,498
9,130,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/28 9,595,964
12,185,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/29 13,030,657
10,480,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/31 11,308,202
4,400,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/32 4,720,278
3,110,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/33 3,315,821
5,895,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/34 6,235,733
4,470,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/35 4,711,223
1,520,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
4 .000 06/01/37 1,507,806
2,275,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
4 .000 06/01/38 2,230,380
1,015,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
4 .000 06/01/39 983,823
6,900,000 Columbus, Ohio, General Obligation Bonds, Various Purpose
Series 2025-1
5 .000 04/01/30 7,618,812
5,670,000 Columbus, Ohio, General Obligation Bonds, Various Purpose
Series 2025A
5 .000 10/01/30 6,324,544

Portfolio of Investments December 31, 2025
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 6,000,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2005B, (AMT)
3 .700% 07/01/28 $ 6,019,622
3,345,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2005C, (AMT)
3 .700 04/01/28 3,354,586
15,750,000 (a) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2007A, (AMT), (Mandatory Put 10/01/29)
2 .500 08/01/40 15,069,983
10,000,000 (a) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2007B, (AMT), (Mandatory Put 10/01/29)
2 .500 11/01/42 9,568,243
2,380,000 (a) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2014A, (Mandatory Put 10/01/29)
2 .400 12/01/38 2,268,995
11,905,000 (a) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2014B, (AMT), (Mandatory Put 10/01/29)
2 .600 06/01/41 11,452,417
20,250,000 (a) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, Dayton Power & Light Company Project, Refunding
Collateralized Series 2015A, (AMT), (Mandatory Put 6/01/27)
4 .250 11/01/40 20,564,414
12,635,000 (a) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, Dueke Energy Corporation Project, Refunding Series
2022A, (AMT), (Mandatory Put 6/01/27)
4 .250 11/01/39 12,834,687
275,000 (c) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, Pratt Paper Ohio, LLC Project, Series 2017, (AMT)
3 .750 01/15/28 275,478
1,330,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2019A
3 .500 09/01/34 1,323,058
2,510,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2019B
2 .800 09/01/34 2,377,527
1,470,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2020A
2 .500 09/01/35 1,323,037
3,685,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2021A
2 .050 09/01/36 3,085,648
2,920,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2021C
2 .250 09/01/36 2,441,197
1,575,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A
3 .800 09/01/35 1,589,774
1,605,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A
3 .850 03/01/36 1,620,779
1,455,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A
3 .850 09/01/36 1,464,063
6,180,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024B
4 .100 09/01/39 6,209,771
1,855,000 Ohio State, General Obligation Bonds, Conservation Projects
Refunding Series 2022A
4 .000 09/01/27 1,902,958
5,000,000 Ohio State, General Obligation Bonds, Higher Education
Refunding Series 2025D
5 .000 11/01/30 5,593,771
3,450,000 Ohio State, General Obligation Bonds, Higher Education Series
2025C
5 .000 11/01/30 3,859,702
3,545,000 Ohio State, General Obligation Bonds, Infrastructure
Improvement Refunding Series 2022C
4 .000 09/01/27 3,636,649
2,440,000 (a) Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health
System Obligated Group, Series 2019C, (Mandatory Put
5/01/28)
2 .750 01/01/52 2,430,120
5,050,000 Ohio Water Development Authority, Water Pollution Control
Loan Fund Revenue Bonds, Series 2020A
5 .000 12/01/39 5,415,612
1,400,000 Olentangy Local School District, Delaware and Franklin
Counties, Ohio, General Obligation Bonds, Refunding Series
2025B
5 .000 12/01/31 1,596,527

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 1,000,000 Olentangy Local School District, Delaware and Franklin
Counties, Ohio, General Obligation Bonds, Refunding Series
2025B
5 .000% 12/01/32 $ 1,156,420
TOTAL OHIO 201,562,779
OKLAHOMA - 3.9%
1,000,000 Blaine County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Watonga Public
Schools Project, Series 2022
5 .000 12/01/31 1,088,029
1,015,000 Blaine County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Watonga Public
Schools Project, Series 2022
5 .000 12/01/32 1,110,996
1,600,000 Bryan County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Durant Public
Schools Project, Series 2020
2 .000 09/01/27 1,563,482
5,000,000 Canadian County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Mustang Public
Schools Project, Series 2023A
5 .000 09/01/31 5,545,997
5,035,000 Canadian County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Yukon Public
Schools Project, Series 2023
5 .000 09/01/27 5,213,335
4,400,000 Canadian County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Piedmont Public Schools Project, Series
2024
4 .000 08/15/32 4,612,771
9,095,000 Cleveland County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Public
Schools Project, Series 2021
4 .000 06/01/27 9,256,852
8,005,000 Cleveland County Independent School District 2 Moore,
Oklahoma, General Obligation Bonds, Combined Purpose
Series 2022
2 .000 03/01/26 7,990,766
8,010,000 Cleveland County Independent School District 2 Moore,
Oklahoma, General Obligation Bonds, Combined Purpose
Series 2022
2 .000 03/01/27 7,881,875
7,525,000 Cleveland County Independent School District 29 Norman,
Oklahoma, General Obligation Bonds, Combined Purpose
Series 2022
2 .000 03/01/26 7,507,840
1,000,000 Clinton Public Works Authority,  Oklahoma, Educational
Facilities, Lease Revenue Bonds, Series 2022
5 .000 10/01/27 1,030,481
1,000,000 Clinton Public Works Authority,  Oklahoma, Educational
Facilities, Lease Revenue Bonds, Series 2022
3 .250 10/01/28 999,395
4,410,000 Cushing Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Cushing Public
Schools Project, Series 2022
5 .000 09/01/32 4,930,173
2,330,000 Garfield County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Enid Public
Schools Project, Series 2016A
5 .000 09/01/26 2,359,592
200,000 Garvin County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Wynnewood Public Schools Project,
Series 2018
5 .000 09/01/26 202,448
450,000 Garvin County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Wynnewood Public Schools Project,
Series 2018
5 .000 09/01/27 464,009
525,000 Garvin County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Wynnewood Public Schools Project,
Series 2018
5 .000 09/01/29 551,628
560,000 Garvin County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Wynnewood Public Schools Project,
Series 2018
5 .000 09/01/30 587,519
1,100,000 Garvin County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Wynnewood Public Schools Project,
Series 2018
5 .000 09/01/31 1,152,468
860,000 Garvin County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Wynnewood Public Schools Project,
Series 2018
5 .000 09/01/32 899,089

Portfolio of Investments December 31, 2025
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 1,305,000 Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Minco Public
Schools Project, Series 2018
5 .000% 09/01/31 $ 1,367,929
1,000,000 Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Minco Public
Schools Project, Series 2018
5 .000 09/01/32 1,044,150
1,305,000 Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Minco Public
Schools Project, Series 2018
5 .000 09/01/33 1,358,729
5,045,000 Kay County Public Buildings Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Ponca City Public Schools
Project, Series 2022
5 .000 09/01/27 5,198,741
1,000,000 Lawton Industrial Development Authority, Oklahoma, Sales Tax
Revenue Bonds, Refunding Series 2025A
5 .000 07/01/28 1,053,280
1,000,000 Lawton Industrial Development Authority, Oklahoma, Sales Tax
Revenue Bonds, Refunding Series 2025A
5 .000 07/01/29 1,074,225
1,455,000 McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Blanchard Public
Schools Project, Series 2019
4 .000 09/01/26 1,464,383
630,000 McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Blanchard Public
Schools Project, Series 2019
4 .000 09/01/27 640,603
720,000 McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Blanchard Public
Schools Project, Series 2019
4 .000 09/01/28 738,770
800,000 McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Blanchard Public
Schools Project, Series 2019
4 .000 09/01/29 828,769
1,100,000 Okarche Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Okarche Public
Schools Project, Series 2016
5 .000 09/01/27 1,116,466
1,125,000 Okarche Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Okarche Public
Schools Project, Series 2016
5 .000 09/01/28 1,141,502
5,200,000 Oklahoma City, Oklahoma, General Obligation Bonds, Series
2024
4 .000 03/01/27 5,285,156
1,030,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Harrah Public Schools Project,
Series 2024
5 .000 09/01/28 1,084,930
590,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4 .000 09/01/26 593,224
1,000,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4 .000 09/01/27 1,016,667
1,195,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4 .000 09/01/28 1,224,610
1,000,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4 .000 09/01/29 1,034,202
1,000,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4 .000 09/01/30 1,042,752
1,000,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4 .000 09/01/31 1,042,819
1,000,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4 .000 09/01/32 1,039,450
3,650,000 Oklahoma County Independent School District 1 Putnam City,
Oklahoma, General Obligation Bonds, Combined Purpose
Series 2024
3 .250 04/01/26 3,653,130

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 2,530,000 Oklahoma County Independent School District 12 Edmond,
General Obligation Bonds, Combined Purpose Series 2024
4 .000% 03/01/26 $ 2,535,455
5,850,000 Oklahoma County Independent School District 89 Oklahoma
City, Oklahoma, General Obligation Bonds, Combined
Purpose Series 2024A
1 .250 07/01/26 5,809,854
6,850,000 Oklahoma County Independent School District 89, Oklahoma
City, Oklahoma, General Obligation Bonds, Combined
Purpose Series 2025A
1 .000 07/01/27 6,690,780
1,900,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .000 08/15/26 1,914,915
3,175,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .000 08/15/27 3,248,909
1,400,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .000 08/15/28 1,448,012
385,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .000 08/15/29 398,081
610,000 Oklahoma Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2020A
2 .650 09/01/35 559,003
7,515,000 Oklahoma Industries Authority, Educational Facilities Lease
Revenue Bonds, Oklahoma City Public Schools Project Series
2024
5 .000 04/01/27 7,723,777
2,000,000 Payne County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Stillwater Public
Schools Project, Series 2024 - BAM Insured
5 .000 09/01/26 2,027,518
260,000 Pittsburg County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, McAlester Public
Schools Project, Series 2021
4 .000 12/01/28 266,841
405,000 Pittsburg County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, McAlester Public
Schools Project, Series 2021
4 .000 12/01/29 419,356
350,000 Pittsburg County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, McAlester Public
Schools Project, Series 2021
4 .000 12/01/30 365,169
260,000 Pittsburg County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, McAlester Public
Schools Project, Series 2021
4 .000 12/01/31 273,032
380,000 Pittsburg County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, McAlester Public
Schools Project, Series 2021
4 .000 12/01/32 400,912
545,000 Pontotoc County Educational Facilities Authority, Oklahoma,
Facilities Lease Revenue Bonds, Ada Public Schools Project,
Series 2021
4 .000 09/01/26 548,156
1,290,000 Pontotoc County Educational Facilities Authority, Oklahoma,
Facilities Lease Revenue Bonds, Ada Public Schools Project,
Series 2021
4 .000 09/01/28 1,319,969
770,000 Rogers County Industrial Development Authority, Oklahoma,
Capital Improvement Revenue Bonds, Refunding Series 2017
4 .000 04/01/26 770,136
715,000 Rogers County Industrial Development Authority, Oklahoma,
Capital Improvement Revenue Bonds, Refunding Series 2017
4 .000 04/01/27 715,145
400,000 Sand Springs Municipal Authority, Oklahoma, Utility System
Revenue Bonds, Refunding Series 2020
3 .000 11/01/31 400,716
500,000 Sand Springs Municipal Authority, Oklahoma, Utility System
Revenue Bonds, Refunding Series 2020
3 .000 11/01/32 496,757
530,000 Sand Springs Municipal Authority, Oklahoma, Utility System
Revenue Bonds, Refunding Series 2020
3 .000 11/01/33 523,057
1,990,000 Stephens County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Marlow Public
Schools Project, Series 2022
5 .000 09/01/34 2,186,219
1,075,000 Stephens County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Marlow Public
Schools Project, Series 2022
5 .000 09/01/35 1,173,535
3,625,000 Tulsa County Independent School District 001 Tulsa,
Oklahoma, General Obligation Bonds, Combined Purpose
Series 2023A
1 .000 03/01/26 3,609,465

Portfolio of Investments December 31, 2025
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 8,750,000 Tulsa County Independent School District 001 Tulsa,
Oklahoma, General Obligation Bonds, Combined Purpose
Series 2024A
0 .050% 04/01/26 $ 8,678,403
10,000,000 Tulsa County Independent School District 4, Tulsa County,
Oklahoma, Combined Purpose Bixby Series 2024
4 .000 07/01/26 10,060,397
10,740,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public Schools
Project, Series 2019A
5 .000 09/01/28 11,377,946
1,475,000 Wagoner County School Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Wagoner Public
Schools Project, Series 2019
4 .000 09/01/27 1,497,421
300,000 Wagoner County School Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Wagoner Public
Schools Project, Series 2019
4 .000 09/01/28 307,124
530,000 Washington County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Caney Valley
Public Schools Project, Series 2021
3 .000 09/01/27 528,016
490,000 Washington County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Caney Valley
Public Schools Project, Series 2021
3 .000 09/01/29 482,528
1,850,000 Washington County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Caney Valley
Public Schools Project, Series 2021
3 .000 09/01/31 1,797,390
1,760,000 Weatherford Industrial Trust Educational, Oklahoma, Facilities
Lease Revenue Bonds, Weatherford Public Schools Project,
Series 2019
5 .000 03/01/27 1,798,261
TOTAL OKLAHOMA 181,345,487
OREGON - 0.9%
1,085,000 Benton and Linn Counties District School District 509J
Corvallis, Oregon, General Obligation Bonds, Series 2018A
5 .000 06/15/26 1,097,010
1,000,000 Benton and Linn Counties District School District 509J
Corvallis, Oregon, General Obligation Bonds, Series 2018A
5 .000 06/15/27 1,035,946
2,390,000 Clackamas County School District 12, North Clackamas,
Oregon, General Obligation Bonds, Series 2017B
5 .000 06/15/27 2,474,174
2,105,000 Clackamas County School District 12, North Clackamas,
Oregon, General Obligation Bonds, Series 2017B
5 .000 06/15/28 2,179,607
1,000,000 Mount Hood Community College District, Oregon, General
Obligation Bonds, Series 2025
5 .000 06/15/30 1,106,626
1,250,000 Mount Hood Community College District, Oregon, General
Obligation Bonds, Series 2025
5 .000 06/15/31 1,407,987
3,040,000 Mount Hood Community College District, Oregon, General
Obligation Bonds, Series 2025
5 .000 06/15/32 3,475,613
11,585,000 (a) Oregon Health and Science University, Revenue Bonds,
Exchange Series 2021C, (Mandatory Put 2/01/29)
4 .000 07/01/42 11,928,902
7,525,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2021A
2 .050 07/01/36 6,330,185
8,000,000 (c) Port of Morrow, Morrow County Oregon, Full Faith and Credit
Obligations, Series 2024A
5 .150 10/01/26 8,001,262
2,770,000 Portland, Oregon, Water System Revenue Bonds, Refunding
Second Lien Series 2024A
5 .000 05/01/28 2,930,907
1,000,000 Salem-Keizer School District 24J, Marion and Polk Counties,
Oregon, General Obligation Bonds, Series 2009B
0 .000 06/15/27 959,928
TOTAL OREGON 42,928,147
PENNSYLVANIA - 3.7%
2,055,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A
5 .000 04/01/26 2,064,243
4,435,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A
5 .000 04/01/27 4,538,963
1,513,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-2
6 .000 06/30/34 1,626,481

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 18,283,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-3
5 .000% 06/30/39 $ 16,474,773
8,137,000 (d) Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024B-1
0 .000 06/30/44 5,632,013
1,575,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Taxable Series 2024A-1
8 .000 06/30/34 1,580,346
3,775,000 (a) Clarion County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Pennsylvania-American Water Company
Project, Refunding Series 2019, (AMT), (Mandatory Put
12/03/29)
2 .450 12/01/39 3,493,007
390,000 Lehigh County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, Pennsylvania Power and
Light Company, Series 2016A
3 .000 09/01/29 391,523
5,230,000 Lehigh County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, Pennsylvania Power and
Light Company, Series 2016B
2 .625 02/15/27 5,219,180
4,565,000 Lower Merion School District, Montgomery County,
Pennsylvania, General Obligation Bonds, Series 2019
4 .000 11/15/30 4,702,804
8,065,000 (a) Luzerne County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Pennsylvania-American Water
Company Project, Refunding Series 2019, (AMT), (Mandatory
Put 12/03/29)
2 .450 12/01/39 7,468,025
3,595,000 (a) Montgomery County Industrial Development Authority,
Pennsylvania, Facilities Revenue Bonds, Constellation Energy
Generation LLC Project, Refunding Series 2023A, (Mandatory
Put 4/03/28)
4 .100 04/01/53 3,688,356
1,000,000 North Allegheny School District, Allegheny County,
Pennsylvania, General Obligation Bonds, Series 2025
5 .000 05/01/30 1,103,904
504,166 (e) Northampton County Industrial Development Authority,
Pennsylvania, Recovery Revenue Bonds, Northampton
Generating Project, Senior Lien Series 2013A0 & AE2
2 .200 06/30/27 221,833
277,700 (e) Northampton County Industrial Development Authority,
Pennsylvania, Recovery Revenue Bonds, Northampton
Generating Project, Senior Lien Taxable Series 2013B, (cash
5.000%, PIK 5.000%)
0 .900 06/30/27 49,986
3,000,000 (a) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Republic Services Inc
Project, Series 2019B-2, (AMT), (Mandatory Put 1/15/26)
3 .850 04/01/49 2,999,808
15,000,000 (a) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Waste Management
Inc., Project, Refunding Series 2021B, (AMT), (Mandatory Put
11/02/26)
1 .100 06/01/31 14,663,268
3,750,000 (a) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Waste Management Inc.,
Project, Series 2009, (Mandatory Put 12/01/26)
0 .950 12/01/33 3,655,103
1,270,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-122
3 .250 10/01/28 1,270,224
1,815,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-123B
3 .450 10/01/32 1,815,364
6,135,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-124B
3 .200 10/01/32 6,138,514
3,390,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-125A, (AMT)
3 .000 04/01/27 3,388,832
3,345,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-125A, (AMT)
3 .050 10/01/27 3,346,031
8,730,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-125A, (AMT)
3 .400 10/01/32 8,591,128
1,035,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-128A, (AMT)
3 .650 10/01/32 1,033,875
2,555,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-129
2 .950 10/01/34 2,409,198
8,070,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-130A
2 .500 10/01/34 7,281,631

Portfolio of Investments December 31, 2025
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 4,850,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2020-132A
2 .300% 10/01/35 $ 4,179,228
10,010,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-137
2 .250 10/01/36 8,400,573
3,620,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-145A
3 .950 04/01/35 3,675,510
9,000,000 Pennsylvania State, General Obligation Bonds, First Refunding
Series 2023
5 .000 09/01/27 9,377,054
5,000,000 Pennsylvania State, General Obligation Bonds, First Refunding
Series 2025A
5 .000 08/15/29 5,443,087
8,250,000 Pennsylvania State, General Obligation Bonds, First Refunding
Series 2025A
5 .000 08/15/33 9,592,458
5,000,000 Pennsylvania State, General Obligation Bonds, First Series
2024
5 .000 08/15/30 5,549,086
4,420,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Second Series 2016B-2
5 .000 06/01/29 4,463,579
850,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Saint Joseph's University Project,
Refunding Series 2020C. Forward Delivery
5 .000 11/01/26 863,838
1,000,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Saint Joseph's University Project,
Refunding Series 2020C. Forward Delivery
5 .000 11/01/27 1,033,604
1,000,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Saint Joseph's University Project,
Refunding Series 2020C. Forward Delivery
5 .000 11/01/28 1,053,280
1,000,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Saint Joseph's University Project,
Refunding Series 2020C. Forward Delivery
5 .000 11/01/29 1,069,824
3,100,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2025B, (AMT)
5 .000 07/01/29 3,319,403
380,000 Scranton-Lackawanna Health and Welfare Authority,
Pennsylvania, University Revenue Bonds, Marywood University,
Series 2016
3 .375 06/01/26 376,686
1,200,000 Westmoreland County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Excela Health Project, Series
2020A
5 .000 07/01/27 1,225,808
TOTAL PENNSYLVANIA 174,471,431
PUERTO RICO - 3.0%
2,500,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Forward Delivery Series 2022A
5 .000 07/01/33 2,627,349
3,700,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A
5 .000 07/01/30 3,874,327
2,500,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A
5 .000 07/01/35 2,590,409
935,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
5 .000 07/01/33 978,290
3,285,000 (b) Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority, Hospital
Revenue Bonds, Hospital de la Concepcion, Series 2017A, (Pre-
refunded 11/15/26)
3 .550 11/15/30 3,311,144
21,385,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/27 20,329,943
36,562,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/29 32,507,731
30,188,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/31 24,841,729
10,142,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/33 7,696,926
436,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .500 07/01/34 436,012
5,927,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .329 07/01/40 5,806,278

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 16,485,053 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625% 07/01/27 $ 16,839,800
11,448,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/29 12,134,210
1,860,601 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .750 07/01/31 2,045,132
1,674,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0 .000 07/01/33 1,213,341
710,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/33 710,291
334,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/35 328,499
TOTAL PUERTO RICO 138,271,411
RHODE ISLAND - 0.7%
3,440,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2019 Series 70
2 .800 10/01/34 3,218,156
14,005,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2021 Series 75A
2 .050 10/01/36 11,714,622
9,795,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2022 Series 76A
2 .350 10/01/36 8,353,792
3,070,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bonds, Series 73-A
2 .100 10/01/35 2,578,740
5,000,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bonds, Series 74
2 .125 10/01/36 4,200,446
1,230,000 Rhode Island Housing and Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, Series 2020-72A
2 .300 10/01/35 1,059,887
2,915,000 Rhode Island Tobacco Settlement Financing Corporation,
Tobacco Settlement Asset-Backed Bonds, Series 2015B
4 .500 06/01/45 2,892,523
TOTAL RHODE ISLAND 34,018,166
SOUTH CAROLINA - 0.8%
455,000 Lexington County Health Services District, Inc., South Carolina,
Hospital Revenue Bonds, Refunding Series 2017
5 .000 11/01/26 462,972
6,000,000 (a) Patriots Energy Group Financing Agency, South Carolina,
Gas Supply Revenue Bonds, Series 2023A-1, (Mandatory Put
8/01/31)
5 .250 10/01/54 6,414,226
3,985,000 South Carolina Association of Governmental Organizations,
Educational Facilities Corporation for Pickens School District,
Installment Purchase Revenue Bonds, Pickens County,
Refunding Series 2025
5 .000 12/01/29 4,340,708
1,140,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2019B
2 .650 07/01/34 1,053,154
2,830,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2020B
2 .000 07/01/35 2,375,828
6,105,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2021A
1 .850 07/01/36 4,969,505
595,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2023A
4 .450 07/01/38 616,288
2,805,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2024B
4 .000 07/01/39 2,799,131
3,900,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2025C
6 .250 01/01/56 4,408,323
11,050,000 (a) South Carolina Jobs-Economic Development Authority,
Revenue Bonds, International Paper Company Project,
Refunding Environmental Improvement Series 2023A, (AMT),
(Mandatory Put 4/01/26)
4 .000 04/01/33 11,063,949
TOTAL SOUTH CAROLINA 38,504,084
SOUTH DAKOTA - 0.4%
3,060,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2021A
1 .900 11/01/36 2,515,128
5,000,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2021B
1 .850 11/01/36 4,028,961
7,310,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2022B
2 .300 11/01/37 6,119,979

Portfolio of Investments December 31, 2025
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH DAKOTA (continued)
$ 1,225,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2022C
4 .125% 11/01/37 $ 1,242,416
2,275,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2024C
4 .000 11/01/37 2,294,891
2,755,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2025E
6 .250 05/01/56 3,142,648
TOTAL SOUTH DAKOTA 19,344,023
TENNESSEE - 0.9%
3,650,000 Hamilton County, Tennessee, General Obligation Bonds,
Refunding Series 2024B
5 .000 05/01/30 4,048,267
2,335,000 Knox County Health, Educational and Housing Facility Board,
Tennessee, Hospital Revenue Bonds, East Tennessee Children's
Hospital, Series 2019
5 .000 11/15/32 2,474,105
2,810,000 Knox County Health, Educational and Housing Facility Board,
Tennessee, Hospital Revenue Bonds, East Tennessee Children's
Hospital, Series 2019
5 .000 11/15/33 2,964,162
800,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B, (AMT)
5 .000 07/01/26 807,962
700,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B, (AMT)
5 .000 07/01/27 720,215
10,800,000 (a) Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series
2021A, (Mandatory Put 9/01/28)
4 .000 12/01/51 10,986,340
1,640,000 (a) Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series
2022A, (Mandatory Put 12/01/30)
5 .500 10/01/53 1,759,855
840,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2015-1C
3 .850 07/01/32 840,219
2,890,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2019-1
3 .400 07/01/34 2,876,749
3,050,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2019-2
2 .800 07/01/34 2,863,061
605,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2020-3A
2 .100 07/01/35 511,514
1,800,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2021-1
2 .050 07/01/36 1,515,846
2,285,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2021-2
2 .000 07/01/37 1,836,423
3,345,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2021-3
2 .050 07/01/36 2,813,883
900,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2022-2
4 .050 07/01/37 911,293
3,750,000 The Tennessee Energy Acquisition Corporation, Gas Project
Revenue Bonds, Refunding Series 2025A
5 .000 12/01/35 4,035,444
2,000,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006B
5 .625 09/01/26 2,025,347
TOTAL TENNESSEE 43,990,685
TEXAS - 10.5%
1,445,000 Arlington, Texas, Water and Wastewater System Revenue
Bonds, Refunding Improvement  Series 2024
5 .000 06/01/26 1,459,649
1,660,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5 .000 01/01/26 1,660,000
1,290,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5 .000 01/01/27 1,300,735
1,920,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5 .000 01/01/29 1,936,017
2,175,000 Austin, Texas, Airport System Revenue Bonds, Refunding Series
2025, (AMT)
5 .000 11/15/29 2,326,748
5,365,000 Austin, Texas, Certificates of Obligation, Series 2025 5 .000 09/01/29 5,836,293
2,315,000 Austin, Texas, General Obligation Bonds, Refunding & Public
Improvement Series 2023
5 .000 09/01/27 2,411,215
1,050,000 Austin, Texas, Water and Wastewater System Revenue Bonds,
Refunding Forward Delivery Series 2023
5 .000 11/15/26 1,071,740
12,015,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2024B
5 .000 08/15/29 13,062,333

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 6,950,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2025A
5 .000% 08/15/28 $ 7,390,546
13,415,000 Central Texas Regional Mobility Authority, Revenue Bonds,
Anticipation Notes Subordinate Lien Series 2021C
5 .000 01/01/27 13,454,462
10,410,000 Clear Creek Independent School District, Galveston and Harris
Counties, Texas, General Obligation Bonds, Refunding &
School Building Series 2025
5 .000 02/15/33 11,974,800
5,000,000 Clear Creek Independent School District, Galveston and Harris
Counties, Texas, General Obligation Bonds, Refunding &
School Building Series 2025
5 .000 02/15/34 5,813,496
2,500,000 Collin County, Texas, General Obligation Bonds, Refunding
Limited Tax Permanent Improvement, Tax Notes Series 2025
5 .000 02/15/30 2,734,671
3,830,000 Collin County, Texas, General Obligation Bonds, Refunding
Limited Tax Permanent Improvement, Tax Notes Series 2025
5 .000 02/15/31 4,267,773
5,000,000 Conroe Independent School District, Montgomery County,
Texas, General Obligation Bonds, Refunding Series 2025
5 .000 02/15/30 5,489,867
2,480,000 Corpus Christi, Texas, General Obligation Bonds, General
Improvement Refunding Series 2025C
5 .000 03/01/30 2,714,078
2,455,000 Corpus Christi, Texas, General Obligation Bonds, General
Improvement Refunding Series 2025C
5 .000 03/01/31 2,732,627
2,595,000 Corpus Christi, Texas, General Obligation Bonds, General
Improvement Refunding Series 2025C
5 .000 03/01/32 2,928,110
6,885,000 Cypress-Fairbanks Independent School District, Harris County,
Texas, General Obligation Bonds, Refunding Series 2025
5 .000 02/15/29 7,390,745
6,810,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds Refunding Series 2023C, (AMT)
5 .000 11/01/27 7,063,499
3,000,000 Denton County, Texas, General Obligation Bonds, Refunding
Permanent Improvement Series 2025
5 .000 07/15/30 3,313,184
9,980,000 Denton, Texas, Certificates of Obligation, Series 2025 5 .000 02/15/30 10,933,172
6,725,000 Fort Bend County, Texas, Certificates of Obligation, Series 2025 5 .000 03/01/30 7,365,317
3,525,000 Fort Bend County, Texas, General Obligation Bonds, Tax Road
Series 2024
5 .000 03/01/28 3,707,615
2,595,000 Fort Worth, Texas, General Obligation Bonds, General Purpose
Series 2025
5 .000 03/01/31 2,891,112
1,295,000 Fort Worth, Texas, General Obligation Bonds, Tax Notes Series
2025
5 .000 03/01/30 1,417,231
3,005,000 Fort Worth, Texas, General Obligation Bonds, Tax Notes Series
2025
5 .000 03/01/30 3,288,631
3,665,000 Frisco Independent School District, Collin and Denton
Counties, Texas, General Obligation Bonds, Refunding Series
2025A
5 .000 02/15/30 4,022,565
8,000,000 Frisco Independent School District, Collin and Denton
Counties, Texas, General Obligation Bonds, Refunding Series
2025B
5 .000 02/15/31 8,934,742
5,105,000 Frisco, Collin and Denton Counties, Texas, General Obligation
Bonds, Refunding & Improvement Series 2025
5 .000 02/15/27 5,247,027
5,450,000 Frisco, Collin and Denton Counties, Texas, General Obligation
Bonds, Refunding & Improvement Series 2025
5 .000 02/15/28 5,727,788
5,780,000 Frisco, Collin and Denton Counties, Texas, General Obligation
Bonds, Refunding & Improvement Series 2025
5 .000 02/15/29 6,202,778
9,570,000 Grand Prairie Independent School District, Dallas County,
Texas, General Obligation Bonds, Refunding Series 2015
4 .000 02/15/32 9,576,775
5,185,000 (a) Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Refunding Series 2020C-3,
(Mandatory Put 12/01/26)
5 .000 06/01/32 5,284,709
10,085,000 (a) Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Series 2019B-3, (Mandatory Put
12/01/26)
5 .000 07/01/49 10,278,937
3,240,000 (a) Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Series 2022B, (Mandatory Put
12/01/28)
5 .000 06/01/50 3,416,987

Portfolio of Investments December 31, 2025
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 8,310,000 (a) Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Series 2024C, (Mandatory Put
7/01/29)
5 .000% 07/01/54 $ 8,851,754
4,530,000 Harris County Flood Control District, Texas, Contract Tax Bonds,
Refunding Series 2025A
5 .000 09/15/29 4,935,432
5,680,000 Harris County, Texas, General Obligation Bonds, Refunding
Road Series 2025A
5 .000 09/15/29 6,175,749
6,570,000 Harris County, Texas, General Obligation Bonds, Refunding
Road Series 2025A
5 .000 09/15/30 7,281,801
2,550,000 Harris County, Texas, Road Revenue Bonds, Refunding, Series
2024A
5 .000 09/15/27 2,658,933
2,505,000 Harris County, Texas, Road Revenue Bonds, Refunding, Series
2024A
5 .000 09/15/28 2,666,732
1,710,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding First
Lien Series 2024A
5 .000 08/15/26 1,735,966
2,535,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding First
Lien Series 2024A
5 .000 08/15/27 2,634,231
4,230,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .250 07/15/33 4,540,956
1,000,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .250 07/15/34 1,076,196
3,000,000 Houston, Texas, Combined Utility System Revenue Bonds,
Combined First Lien Series 2024A
5 .000 11/15/26 3,063,940
7,080,000 Houston, Texas, General Obligation Bonds, Public
Improvement Refunding Series 2025
5 .000 03/01/29 7,613,998
6,000,000 Houston, Texas, General Obligation Bonds, Public
Improvement Refunding Series 2025
5 .000 03/01/30 6,586,217
9,040,000 Houston, Texas, General Obligation Bonds, Refunding Public
Improvement Series 2016A
5 .000 03/01/27 9,075,056
3,180,000 Irving Independent School District, Dallas County, Texas,
General Obligation Bonds, School Building Series 2023
5 .000 02/15/36 3,560,283
3,420,000 Irving Independent School District, Dallas County, Texas,
General Obligation Bonds, School Building Series 2023
5 .000 02/15/37 3,799,038
5,055,000 Irving, Dallas County, Texas, General Obligation Bonds, Series
2024
5 .000 09/15/28 5,389,565
6,055,000 Irving, Dallas County, Texas, General Obligation Bonds, Series
2024
5 .000 09/15/29 6,594,676
1,255,000 Leander, Texas, Certificates of Obligation, Combination Tax &
Revenue Series 2025
5 .000 08/15/29 1,362,582
1,000,000 Leander, Texas, Certificates of Obligation, Combination Tax &
Revenue Series 2025
5 .000 08/15/30 1,105,673
1,300,000 Lower Colorado River Authority, Texas, Revenue Bonds,
Refunding Series 2023A
5 .000 05/15/26 1,311,348
7,250,000 Matagorda County Navigation District 1, Texas, Pollution
Control Revenue Bonds, Central Power & Light Company
Project, Refunding Series 1996, (AMT)
4 .250 05/01/30 7,552,674
2,030,000 (c) Mission Economic Development Corporation, Texas, Revenue
Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)
4 .625 10/01/31 2,030,474
750,000 (a) Mission Economic Development Corporation, Texas,
Solid Waste Disposal Revenue Bonds, Graphic Packaging
International, LLC Project, Green Series 2025, (AMT),
(Mandatory Put 6/01/30)
5 .000 12/01/64 777,685
3,750,000 Mission Economic Development Corporation, Texas, Solid
Waste Disposal Revenue Bonds, Waste Management Inc.
Project, Series 2023A, (AMT), (Mandatory Put 7/01/27)
4 .250 06/01/48 3,772,327
5,140,000 North East Independent School District, Bexar County, Texas,
General Obligation Bonds, Refunding Series 2025
5 .000 08/01/30 5,693,085
5,430,000 North Texas Municipal Water District, Texas, Regional
Wastewater Revenue Bonds, Improvement and Refunding
Series 2025
5 .000 06/01/31 6,103,454

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 7,375,000 North Texas Municipal Water District, Water System Revenue
Bonds, Refunding & Improvement Series 2025
5 .000% 09/01/29 $ 8,014,767
3,570,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier Series 2023A
5 .000 01/01/27 3,658,810
4,930,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier Series 2025A
5 .000 01/01/30 5,393,946
5,000,000 Pasadena Independent School District, Harris County, Texas,
General Obligation Bonds, School Building Series 2015A
4 .000 02/15/32 5,003,540
4,255,000 Pearland Independent School District, Brazoria County, Texas,
General Obligation Bonds, Refunding School Building Series
2025
5 .000 02/15/31 4,758,668
8,730,000 Plano Independent School District, Collin County, Texas,
General Obligation Bonds, School Building Series 2025
5 .000 02/15/28 9,167,578
7,000,000 Red River Education Finance Corporation, Texas, Higher
Education Revenue Bonds, Texas Christian University Project,
Refunding & Improvement Series 2024
5 .000 03/15/35 8,163,269
1,750,000 San Antonio, Texas, Combination Tax and Revenue Certificates
of Obligation, Series 2024
5 .000 02/01/30 1,917,120
1,750,000 San Antonio, Texas, Combination Tax and Revenue Certificates
of Obligation, Taxable Series 2024
5 .000 02/01/32 1,979,869
2,150,000 San Antonio, Texas, Water System Revenue Bonds, Refunding
Junior Lien Series 2025C
5 .000 05/15/30 2,368,690
5,000,000 Spring Branch Independent School District, Harris County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5 .000 02/01/28 5,251,282
5,000,000 Spring Branch Independent School District, Harris County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5 .000 02/01/29 5,364,337
8,955,000 (a) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Scott & White
Healthcare Project, Series 2022E, (Mandatory Put 5/15/26)
5 .000 11/15/52 8,998,914
7,550,000 (a) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Health Resources
System, Series 2025B, (Mandatory Put 11/15/29)
5 .000 11/15/64 8,144,270
2,475,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Series 2019A
3 .500 07/01/34 2,463,700
4,645,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Series 2024C
4 .100 01/01/39 4,686,088
3,405,000 Texas Department of Housing and Community Affairs, Single
Family Mortgage Revenue Bonds, Series 2021A
1 .850 09/01/36 2,757,685
4,000,000 (a) Texas Municipal Gas Acquisition and Supply Corporation IV,
Gas Supply Revenue Bonds, Series 2023A, (Mandatory Put
1/01/30)
5 .500 01/01/54 4,252,153
15,040,000 (a) Texas Municipal Gas Acquisition and Supply Corporation IV,
Gas Supply Revenue Bonds, Series 2023B, (Mandatory Put
1/01/34)
5 .500 01/01/54 16,728,998
5,665,000 (a) Texas Municipal Gas Acquisition and Supply Corporation V,
Texas, Gas Supply Revenue Bonds, Series 2024, (Mandatory Put
1/01/34)
5 .000 01/01/55 6,117,607
4,000,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .000 12/31/33 4,253,138
2,900,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .000 06/30/34 3,080,831
3,025,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 12/31/30 3,148,031
4,005,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 06/30/31 4,163,562
5,000,000 Texas State Transportation Commission, General Obligation
Bonds, Mobility Fund Refunding Series 2025
5 .000 10/01/31 5,665,474

Portfolio of Investments December 31, 2025
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 5,055,000 Texas State University System, Financing Revenue Bonds,
Refunding Series 2024
5 .000% 03/15/26 $ 5,079,180
3,155,000 Texas State University System, Financing Revenue Bonds,
Refunding Series 2024
5 .000 03/15/27 3,246,692
7,500,000 Texas State, General Obligation Bonds, Texas Transportation
Commission, Mobility Fund Refunding Series 2024
5 .000 10/01/31 8,485,338
5,315,000 Texas Transportation Commission, Central Texas Turnpike
System Revenue Bonds, Refunding Second Tier Series 2024C
5 .000 08/15/31 5,950,319
4,355,000 Texas Transportation Commission, General Obligation Bonds,
Highway Improvement Refunding Series 2024
5 .000 04/01/28 4,600,956
12,710,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2025
5 .000 04/15/30 14,018,023
TOTAL TEXAS 491,460,634
UTAH - 0.7%
1,000,000 Alpine School District Local Building Authority, Utah County,
Utah, Lease Revenue Bonds, Series 2025
5 .000 03/15/30 1,102,323
1,100,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .000 07/01/26 1,111,820
1,215,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .000 07/01/27 1,250,988
1,100,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .000 07/01/28 1,155,618
1,635,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .000 07/01/29 1,747,906
1,470,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .000 07/01/30 1,596,850
2,000,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2025A, (AMT)
5 .000 07/01/28 2,101,124
5,210,000 (a) Utah County, Utah, Hospital Revenue Bonds, IHC Health
Services Inc., Series 2020B-2, (Mandatory Put 8/01/26)
5 .000 05/15/60 5,278,357
3,610,000 Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024E
4 .050 07/01/39 3,619,156
700,000 Utah Telecommunication Open Infrastructure Agency, Utah,
Revenue Bonds, Refunding Sales Tax and Telecommunication
Series 2022
5 .000 06/01/26 705,906
1,515,000 Utah Transit Authority, Sales Tax Revenue Bonds, Refunding
Series 2024
5 .000 06/15/30 1,679,915
1,125,000 Utah Transit Authority, Sales Tax Revenue Bonds, Refunding
Series 2024
5 .000 06/15/31 1,269,635
1,375,000 Utah Transit Authority, Sales Tax Revenue Bonds, Refunding
Series 2024
5 .000 06/15/32 1,574,667
6,600,000 Utah Transit Authority, Sales Tax Revenue Bonds, Refunding
Series 2025
5 .000 12/15/28 7,082,758
3,190,000 Utah Transit Authority, Sales Tax Revenue Bonds, Refunding
Subordinate Series 2024
5 .000 06/15/30 3,532,979
TOTAL UTAH 34,810,002
VERMONT - 0.2%
1,155,000 Vermont Housing Finance Agency, Multiple Purpose Bonds,
Series 2021A
2 .200 11/01/36 954,547
2,875,000 Vermont Housing Finance Agency, Multiple Purpose Bonds,
Social Series 2024C
4 .125 11/01/39 2,890,348
1,715,000 Vermont State, General Obligation Bonds, Vermont Citizen
Series 2025A
5 .000 08/15/29 1,870,713
1,655,000 Vermont State, General Obligation Bonds, Vermont Citizen
Series 2025A
5 .000 08/15/30 1,842,869
1,420,000 Vermont State, General Obligation Bonds, Vermont Citizen
Series 2025A
5 .000 08/15/31 1,609,535
TOTAL VERMONT 9,168,012

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA - 0.8%
$ 4,525,000 Charles City County Industrial Development Authority,
Virginia, Solid Waste Disposal Facility Revenue Bonds, Waste
Management, Inc., Series 2002, (AMT)
1 .450% 04/01/27 $ 4,388,626
2,000,000 Hampton Roads Sanitation District, Virginia, Wastewater
Revenue Bonds, Subordinate Series 2025A
5 .000 07/15/26 2,026,491
5,270,000 Hampton Roads Transportation Accountability Commission,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Intermediate Lien Bond Anticipation Notes Series 2023A
5 .000 07/01/27 5,459,843
7,530,000 Loudoun County, Virginia, General Obligation Bonds, Public
Improvement Series 2019A
5 .000 12/01/26 7,704,360
5,350,000 Loudoun County, Virginia, General Obligation Bonds, Public
Improvement Series 2023A
5 .000 12/01/35 6,095,909
1,800,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-3
4 .000 10/01/39 1,797,393
2,720,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-4
4 .100 07/01/40 2,721,467
1,300,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2024H
3 .625 06/01/29 1,302,633
2,000,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4 .000 01/01/36 2,012,786
1,715,000 (a) Wise County Industrial Development Authority, Virginia, Solid
Waste and Sewage Disposal Revenue Bonds, Virginia Electric
and Power Company, Series 2009A, (Mandatory Put 10/01/30)
3 .125 10/01/40 1,722,028
TOTAL VIRGINIA 35,231,536
WASHINGTON - 1.8%
2,530,000 King and Snohomish Counties School District 417 Northshore,
Washington, General Obligation Bonds, Refunding Series 2025
5 .000 12/01/30 2,820,307
11,000,000 King County, Washington, Sewer Revenue Bonds, Refunding
Series 2025A
5 .000 07/01/30 12,203,617
4,905,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2025B, (AMT)
5 .000 10/01/29 5,258,153
3,770,000 Port of Seattle, Washington, Revenue Bonds, Refunding First
Lien Series 2016B, (AMT)
5 .000 10/01/28 3,786,653
6,500,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2024B, (AMT)
5 .000 07/01/27 6,697,348
3,750,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2024B, (AMT)
5 .000 07/01/28 3,940,534
4,275,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2024B, (AMT)
5 .000 07/01/31 4,708,216
2,910,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5 .000 10/01/26 2,944,970
3,055,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5 .000 10/01/27 3,158,133
2,380,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5 .000 10/01/28 2,516,003
3,755,000 Washington State Housing Finance Commission, Single Family
Program Bonds, Series 2021-1N
2 .000 12/01/36 3,100,252
1,500,000 Washington State Housing Finance Commission, Single Family
Program Bonds, Series 2021-2N
2 .250 12/01/36 1,245,525
3,560,588 Washington State Housing Finance Commission, Social
Municipal Certificates Multifamily Revenue Bonds, Series 2021-
1 Class A
3 .500 12/20/35 3,465,185
2,700,000 Washington State, General Obligation Bonds, Refunding Motor
Vehicle Fuel Tax Series R-2025E
5 .000 08/01/32 3,093,988
160,000 Washington State, General Obligation Bonds, Refunding Motor
Vehicle Fuel Tax, Series R-2020D
5 .000 07/01/26 162,005
5,040,000 Washington State, General Obligation Bonds, Various Purpose
Refunding Series 2025B
5 .000 07/01/29 5,477,245
8,225,000 Washington State, General Obligation Bonds, Various Purpose
Series 2026A
5 .000 08/01/31 9,293,734

Portfolio of Investments December 31, 2025
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WASHINGTON (continued)
$ 10,000,000 Washington State, General Obligation Bonds, Various Purpose,
Refunding Series R-2026A
5 .000% 07/01/30 $ 11,085,196
TOTAL WASHINGTON 84,957,064
WEST VIRGINIA - 0.5%
865,000 Ohio County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, Fort Henry Economic Opportunity
Development District-the Highlands Project, Refunding &
Improvement Series 2025A
5 .000 06/01/29 921,867
2,515,000 (a) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Appalachian Power
Company - Amos Project, Refunidng Series 2015A, (Mandatory
Put 6/15/28)
3 .375 03/01/40 2,543,753
2,605,000 (a) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Appalachian Power
Company - Amos Project, Series 2009B, (Mandatory Put
6/01/28)
3 .700 12/01/42 2,653,357
1,000,000 (a),(c) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 3/27/35)
5 .450 01/01/55 1,065,196
9,555,000 (a) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Wheeling Power Company
- Mitchell Project, Refunding Series 2013A, (AMT), (Mandatory
Put 6/18/27)
3 .000 06/01/37 9,476,082
2,120,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Charleston Area Medical Center, Series 2014A
5 .000 09/01/27 2,122,674
1,015,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Charleston Area Medical Center, Series 2014A
5 .000 09/01/28 1,016,265
2,405,000 (a) West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System System Obligated Group,
Improvement Series 2025B, (Mandatory Put 6/01/33)
5 .000 06/01/55 2,652,675
TOTAL WEST VIRGINIA 22,451,869
WISCONSIN - 2.5%
2,750,000 Dane County, Wisconsin, General Obligation Bonds, Airport
Project Promissory Note Series 2022D
5 .000 06/01/29 2,928,950
1,385,000 Dodge County, Wisconsin, General Obligation Bonds,
Refunding Series 2022A
3 .000 03/01/26 1,385,198
2,460,000 Madison Metropolitan School District, Dane County, Wisconsin,
General Obligation Bonds, School Building & Facility
Improvement Series 2023
4 .000 03/01/36 2,532,909
6,435,000 Madison, Wisconsin, General Obligation Bonds, Promissory
Notes Series 2023A
5 .000 10/01/26 6,550,656
9,750,000 Madison, Wisconsin, Industrial Development Revenue
Refunding Bonds, Madison Gas and Electric Company Projects,
Series 2020A
3 .750 10/01/27 9,906,623
3,665,000 Milwaukee Area Technical College District, Wisconsin, General
Obligation Promissory Notes, Series 2023-24C
5 .000 06/01/26 3,700,479
8,755,000 (a) Public Finance Authority of Wisconsin, Pollution Control
Revenue Bonds, Duke Energy Progress Project, Refunding
Series 2022A-2, (Mandatory Put 10/01/26)
3 .300 10/01/46 8,767,493
12,510,000 (a) Public Finance Authority of Wisconsin, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series
2016A-3, (Mandatory Put 6/01/26)
1 .100 07/01/29 12,364,158
4,000,000 (a) Public Finance Authority of Wisconsin, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series
2016A-4, (Mandatory Put 6/01/26)
1 .100 04/01/33 3,955,770
2,250,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue
Bonds, Celanese Project, Refunding Series 2016C
4 .050 11/01/30 2,235,707
2,500,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue
Bonds, Celanese Project, Refunding Series 2016C
4 .300 11/01/30 2,499,781
7,080,000 (a) University of Wisconsin Hospitals and Clinics Authority,
Revenue Bonds, Sustainability Series 2002B, (Mandatory Put
10/01/31)
5 .000 04/01/54 7,797,190

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 3,830,000 Waushara County, Wisconsin Note Anticipation Notes, Series
2022A
4 .500% 06/01/27 $ 3,833,812
4,015,000 (a) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Advocate Aurora Health Credit
Group, Series 2018C-1, (Mandatory Put 7/29/26)
5 .000 08/15/54 4,064,193
5,000,000 (a),(b) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Marshfield Clinic Health System,
Inc., Series 2020B-2, (Pre-refunded 8/15/26), (Mandatory Put
2/15/27)
5 .000 02/15/51 5,075,837
1,770,000 Wisconsin Housing and Ecconomic Development Authority,
Home Ownership Revenue Bonds, Series 2019C
2 .200 03/01/31 1,654,207
1,785,000 Wisconsin Housing and Ecconomic Development Authority,
Home Ownership Revenue Bonds, Series 2019C
2 .200 09/01/31 1,655,907
5,075,000 Wisconsin Housing and Ecconomic Development Authority,
Home Ownership Revenue Bonds, Series 2019C
2 .500 09/01/34 4,566,830
1,345,000 (a) Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2023B, (Mandatory Put
11/01/26)
3 .750 05/01/54 1,345,453
695,000 (a) Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2023E, (Mandatory Put
5/01/27)
3 .875 11/01/54 695,333
9,250,000 Wisconsin State, General Obligation Bonds, Refunding Series
2024-2
5 .000 05/01/28 9,791,645
10,000,000 Wisconsin State, General Obligation Bonds, Refunding Series
2025-3
5 .000 05/01/30 11,069,397
6,580,000 Wisconsin State, General Obligation Bonds, Series 2025B 5 .000 05/01/32 7,543,328
TOTAL WISCONSIN 115,920,856
WYOMING - 0.7%
20,555,000 Sweetwater County, Wyoming, Pollution Control Revenue
Refunding Bonds, Idaho Power Company Project, Series 2006
1 .700 07/15/26 20,334,060
2,510,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2019 Series 3
2 .450 12/01/34 2,243,158
1,310,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2020 Series 1
2 .625 12/01/35 1,191,243
2,575,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2020 Series 2
2 .100 12/01/35 2,153,563
5,375,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2021 Series 3
2 .000 12/01/36 4,437,777
TOTAL WYOMING 30,359,801
TOTAL MUNICIPAL BONDS
(Cost $4,568,485,904) 4,509,092,131
TOTAL LONG-TERM INVESTMENTS
(Cost $4,568,485,904) 4,509,092,131
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.1%
48190000 MUNICIPAL BONDS - 1.1% 48190000
CONNECTICUT - 0.5%
6,825,000 (a),(f) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Yale University, Series 2017A-1
1 .000 07/01/42 6,825,000
18,000,000 (a),(f) Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2017F-3
3 .350 05/15/40 18,000,000
TOTAL CONNECTICUT 24,825,000
MINNESOTA - 0.2%
7,485,000 (a),(f) Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2015D, (AMT)
3 .300 01/01/46 7,485,000
TOTAL MINNESOTA 7,485,000

Portfolio of Investments December 31, 2025
(continued)
Limited Term

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK - 0.4%
$ 9,880,000 (a),(f) Nassau County Industrial Development Agency, New York,
Civic Facilities Variable Revenue Bonds.
2 .350% 01/01/34 $ 9,880,000
6,000,000 (a),(f) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2017 Adjustable Rate Series BB-3
2 .400 06/15/49 6,000,000
TOTAL NEW YORK 15,880,000
TOTAL MUNICIPAL BONDS
(Cost $48,190,000) 48,190,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $48,190,000) 48,190,000
TOTAL INVESTMENTS - 97.5%
(Cost $4,616,675,904) 4,557,282,131
OTHER ASSETS & LIABILITIES, NET -  2.5% 118,760,522
NET ASSETS - 100% $ 4,676,042,653
AMT Alternative Minimum Tax
ETM Escrowed to maturity
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $69,681,484 or 1.5% of Total Investments.
(d) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(e) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Limited Term
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 4,509,092,131 $ – $ 4,509,092,131
Short-Term Investments:
Municipal Bonds – 48,190,000 – 48,190,000
Total $ – $ 4,557,282,131 $ – $ 4,557,282,131

Portfolio of Investments December 31, 2025
High Yield
[
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 132.3%
227202 COMMON STOCKS - 0.0% 227202
MATERIALS - 0.0%
3,839 (a),(b) Ingevity Corporation $ 227,192
978 (b),(c) PALOUSE FIBER HOLDINGS 10
TOTAL MATERIALS 227,202
TOTAL COMMON STOCKS
(Cost $146,700) 227,202
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
26041631 CORPORATE BONDS - 0.2% 26041631
COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
$ 1,585,000 (d) College for Certain Inc 4.800% 06/01/60 1,152,842
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,152,842
CONSUMER SERVICES - 0.1%
21,600,000 Wild Rivers Water Park 8.500 11/01/51 16,789,583
TOTAL CONSUMER SERVICES 16,789,583
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
7,160,655 (d) Benloch Ranch Improvement Association0 0 9.750 12/01/39 5,580,172
3,232,511 (d) Benloch Ranch Improvement Association No 12022 2022 9.750 12/01/39 2,519,034
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 8,099,206
TOTAL CORPORATE BONDS
(Cost $32,804,158) 26,041,631
SHARES DESCRIPTION VALUE
10,540,000 EXCHANGE-TRADED FUNDS - 0.1% 10,540,000
425,000 Nuveen High Yield Municipal Bond ETF 10,540,000
TOTAL EXCHANGE-TRADED FUNDS
(Cost $10,561,250) 10,540,000
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
16273936893 MUNICIPAL BONDS - 132.0% 16273936893
ALABAMA - 2.4%
2,917,647 (d),(e) Adamsville Solid Waste Disposal Authority, Alabama, Solid
Waste Disposal Revenue Bonds, Big Sky Environmental LLC
Project, Refunding Taxable Series 2017C
1.000 09/01/37 29
16,000,000 (d),(e) Adamsville Solid Waste Disposal Authority, Alabama, Solid
Waste Disposal Revenue Bonds, Big Sky Environmental LLC
Project, Series 2017A
6.750 09/01/37 11,200,000
3,397,647 (d),(e) Adamsville Solid Waste Disposal Authority, Alabama, Solid
Waste Disposal Revenue Bonds, Big Sky Environmental LLC
Project, Taxable Series 2017B
6.750 09/01/37 2,378,353
10,000,000 (d) Alabama Private Colleges and University Facilities Authority,
Limited Obligation Bonds, University of Mobile Project, Series
2015A
6.000 09/01/45 9,872,820
4,225,000 (d),(f) Baldwin County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, Novelis Corporation
Project, Series 2025B, (AMT), (Mandatory Put 6/01/32)
4.625 06/01/55 4,245,926
1,350,000 Birmingham Special Care Facilities Financing Authority,
Alabama, Revenue Bonds, Methodist Home for the Aging,
Refunding Series 2015-1
5.750 06/01/35 1,353,846
2,500,000 Birmingham Special Care Facilities Financing Authority,
Alabama, Revenue Bonds, Methodist Home for the Aging,
Refunding Series 2015-1
5.750 06/01/45 2,385,551
3,000,000 (f) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025A, (Mandatory Put 5/01/32)
5.250 05/01/56 3,098,220
35,000,000 (f),(g) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025A, (Mandatory Put 5/01/32), (UB)
5.250 05/01/56 36,145,896
40,500,000 (d),(f) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025C, (Mandatory Put 8/01/34)
5.500 11/01/56 42,951,574

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ALABAMA (continued)
$ 8,225,000 (g) Energy Southeast Cooperative District, Alabama, Energy
Supply Revenue Bonds, Series 2024B, (Mandatory Put
6/01/32), (UB)
5.250% 07/01/54 $ 8,954,393
4,000,000 Homewood Educational Building Authority, Alabama, Revenue
Bonds, CHF-Horizons II, LLC Student Housing and Parking
Project at Samford University Series 2024C
5.500 10/01/49 4,054,323
1,530,000 Homewood Educational Building Authority, Alabama, Revenue
Bonds, CHF-Horizons II, LLC Student Housing and Parking
Project at Samford University Series 2024C
5.000 10/01/56 1,445,819
1,645,000 (f) Hoover Industrial Development Board, Alabama,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Proejcet, Green Series 2020, (AMT),
(Mandatory Put 11/01/30)
6.375 11/01/50 1,806,621
75,375,000 Hoover Industrial Development Board, Alabama,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Proejcet, Series 2019, (AMT)
5.750 10/01/49 75,980,118
4,600,000 Infirmary Health System Special Care Facilities Financing
Authority of Mobile, Alabama, Revenue Bonds, Infirmary Health
System, Inc., Series 2021
4.000 02/01/46 4,135,443
6,800,000 Mobile County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC
Project, Series 2024A, (AMT)
5.000 06/01/54 6,501,844
3,550,000 Mobile County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC
Project, Series 2024B, (AMT)
4.750 12/01/54 3,262,627
29,065,000 Mobile Spring Hill College Educational Building Authority,
Alabama, Revenue Bonds, Spring Hill College Project, Series
2015
5.875 04/15/45 20,429,393
7,630,000 (f),(g) Southeast Energy Authority, Alabama, Revenue Bonds,
Cooperative District Energy Supply Series 2025A, (Mandatory
Put 6/01/35), (UB)
5.000 01/01/56 7,955,730
3,000,000 Talladega, Alabama, Water and Sewer Revenue Warrants,
Series 2021A - AGM Insured
3.000 09/01/51 2,140,333
47,420,000 (d) Tuscaloosa County Industrial Development Authority,
Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project,
Refunding Series 2019A
5.250 05/01/44 47,537,156
TOTAL ALABAMA 297,836,015
ALASKA - 0.2%
10,000,000 (g) Anchorage, Alaska, Port Revenue Bonds, Series 2024A, (AMT),
(UB)
4.500 02/01/60 9,298,227
10,760,000 (g) Anchorage, Alaska, Solid Waste Services Revenue Bonds,
Refunding Series 2022A, (UB)
4.000 11/01/52 9,915,764
TOTAL ALASKA 19,213,991
ARIZONA - 2.0%
580,000 (d) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Franklin Phonetic Charter School
Project, Refunding Series 2017
5.500 07/01/37 580,658
1,390,000 (d) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Franklin Phonetic Charter School
Project, Refunding Series 2017
5.750 07/01/47 1,319,241
1,505,000 (d) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Franklin Phonetic Charter School
Project, Refunding Series 2017
5.875 07/01/52 1,420,954
700,000 (d) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Montessori Academy Projects,
Refunding Series 2017A
6.000 11/01/37 674,064
3,850,000 (d) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Montessori Academy Projects,
Refunding Series 2017A
6.250 11/01/50 3,397,052
1,280,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Academies of Math & Science Projects, Series
2017B
5.125 07/01/47 1,199,818

Portfolio of Investments December 31, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 565,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Academies of Math & Science Projects, Series
2017B
5.250% 07/01/51 $ 530,606
3,000,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Academies of Math & Science Projects, Series
2022
5.250 07/01/52 2,815,952
5,440,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Leman Academy of Excellence - Parker
Colorado Campus Project, Series 2019A
5.000 07/01/49 4,976,063
2,260,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Mater Academy of Nevada - Mountain Vista
Campus Project, Series 2018A
5.500 12/15/48 2,206,129
28,925,000 (d) Arizona Industrial Development Authority, Arizona, Hotel
Revenue Bonds, Provident Group Falcon Properties LLC,
Project, Senior Series 2022A-1
4.150 12/01/57 17,352,180
37,730,000 (d) Arizona Industrial Development Authority, Arizona, Hotel
Revenue Bonds, Provident Group Falcon Properties LLC,
Project, Subordinate Series 2022B
5.750 12/15/57 26,283,914
2,450,000 Arizona Industrial Development Authority, Arizona, Lease
Revenue Bonds, Children's National Prince County Regional
Medical Center, Series 2020A
3.000 09/01/50 1,793,993
10,000,000 (d) Arizona Industrial Development Authority, Arizona, Lease
Revenue Bonds, Greenville University, Series 2022
6.500 11/01/53 9,903,471
4,875,000 (d) Arizona Industrial Development Authority, Development First
Lien Revenue Bonds, Montanero Project, Alternative Minimum
Tax Series 2025, (AMT)
6.750 12/01/55 4,992,650
7,965,000 (d),(e) Arizona Industrial Development Authority, Education Facility
Revenue Bonds, Caurus Academy Project, Series 2018A
6.500 06/01/50 6,372,000
3,970,000 Arizona Industrial Development Authority, Hospital Revenue
Bonds, Phoenix Children's Hospital, Series 2020A
3.000 02/01/45 3,128,139
22,350,000 Arizona Industrial Development Authority, Multifamily Housing
Revenue Bonds, Bridgewater Avondale Project, Series 2017
5.375 01/01/38 18,324,754
9,573,067 (d),(e) Cahava Springs Revitalization District, Cave Creek, Arizona,
Special Assessment Bonds, Series 2017A
7.000 07/01/41 6,701,147
2,000,000 (d) Coconino County Industrial Development Authority, Arizona,
Education Revenue Bonds, Flagstaff Arts & Leadership
Academy Project, Refunding Series 2020
5.500 07/01/40 1,848,993
1,053,000 (d) Eastmark Community Facilities District 1, Mesa, Arizona,
Special Assessment Revenue Bonds, Assessment District 2,
Series 2014
5.375 07/01/39 1,053,956
2,055,000 (d) Estrella Mountain Ranch Community Facilities District,
Goodyear, Arizona, Special Assessment Revenue Bonds,
Montecito Assessment District 2, Series 2015
5.000 07/01/39 2,055,092
920,000 Estrella Mountain Ranch Community Facilities District,
Goodyear, Arizona, Special Assessment Revenue Bonds,
Montecito Assessment District 4, Series 2025
5.800 07/01/49 915,240
7,455,000 (d) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Gateway Academy Project, Series
2019A
5.750 01/01/50 6,827,880
1,655,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Villa Montessori, Inc Project, Series
2023A
5.500 07/01/53 1,653,420
9,925,000 Phoenix Industrial Development Authority, Arizona, Multi-
Family Housing Revenue Bonds, 3rd and Indian Road Assisted
Living Project, Series 2016
5.400 10/01/36 8,058,011
1,590,000 Pima County Industrial Development Authority, Arizona,
Charter School Revenue Bonds, Cambridge Academy-East, Inc.
Project, Series 2010
6.625 04/01/40 1,590,576
2,870,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Champion Schools Project,
Series 2017
6.000 06/15/37 2,881,571
4,865,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Champion Schools Project,
Series 2017
6.125 06/15/47 4,868,828

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 3,445,000 (e) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
5.250% 07/01/36 $ 2,756,000
5,700,000 (e) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
5.375 07/01/46 4,560,000
6,830,000 (e) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
5.500 07/01/51 5,464,000
13,805,000 (d),(e) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2019
5.875 07/01/51 11,044,000
11,345,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, San Tan Montessori School
Project, Series 2017
6.750 02/01/50 11,349,337
5,115,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Synergy Public Charter
School Project, Series 2020
5.250 06/15/50 4,609,143
1,985,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Synergy Public Charter
School Project, Series 2020-1
5.000 06/15/50 1,718,816
685,000 Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, The Paideia Academies
Project, 2019
5.125 07/01/39 650,097
1,050,000 Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, The Paideia Academies
Project, 2019
5.250 07/01/49 914,498
5,265,000 (d) Pima County Industrial Development Authority, Arizona,
Education Revenue Bonds, Noah Webster Schools Mesa
Project, Series 2015A
5.000 12/15/34 5,215,757
21,530,000 (d) Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5.500 12/01/37 23,368,669
17,000,000 Sierra Vista Industrial Development Authority, Arizona,
Economic Development Revenue Bonds, Convertible Capital
Appreciation Revenue Bonds, Series 2021A
5.375 10/01/56 13,915,965
1,000,000 (d) Sierra Vista Industrial Development Authority, Arizona,
Economic Development Revenue Bonds, Taxable Series 2021B
6.250 10/01/36 870,655
7,360,000 (d) Sierra Vista Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, AmeriSchools Academy
Project, Series 2022
6.000 06/15/57 7,380,445
2,130,000 Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Friendship Village of Tempe Project, Refunding Series
2021B
4.000 12/01/56 1,640,216
2,140,000 (d) Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017A
6.000 10/01/37 1,618,074
3,365,000 (d) Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017A
6.125 10/01/47 2,238,168
3,085,000 (d) Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017A
6.125 10/01/52 1,990,313
4,340,000 (d) Yavapai County Industrial Development Authority,  Arizona,
Education Revenue Bonds, Arizona Agribusiness and Equine
Center Inc Project, Series 2012
5.125 03/01/42 4,235,449
TOTAL ARIZONA 251,265,954
ARKANSAS - 0.4%
16,440,000 (d) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2022, (AMT)
5.450 09/01/52 16,456,568
13,250,000 Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2023, (AMT)
5.700 05/01/53 13,443,104
8,685,000 (d) Arkansas Development Finance Authority, Charter School
Revenue Bonds, Academy of Math and Science - Little Rock
Project Series 2024A
7.000 07/01/59 8,280,511

Portfolio of Investments December 31, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARKANSAS (continued)
$ 1,000,000 (d) Arkansas Development Finance Authority, Industrial
Development Revenue Bonds, Hybar Steel Project, Green
Series 2023A, (AMT)
6.875% 07/01/48 $ 1,074,972
15,000,000 (g) Springdale, Arkansas, Sales and Use Tax Revenue Bonds,
Refunding & Improvement Series 2023B - BAM Insured, (UB)
4.125 08/01/50 14,231,651
TOTAL ARKANSAS 53,486,806
CALIFORNIA - 12.3%
9,400,000 Alameda Corridor Transportation Authority, California, Revenue
Bonds, Refunding Second Subordinate Lien Series 2022C
5.400 10/01/49 5,353,593
15,440,000 Alameda Corridor Transportation Authority, California,
Revenue Bonds, Refunding Second Subordinate Lien Series
2022C - AGM Insured
5.450 10/01/52 8,761,610
23,750,000 Alameda Corridor Transportation Authority, California, Revenue
Bonds, Refunding Senior Lien Series 2022B
5.300 10/01/47 13,503,920
5,720,000 Alameda Corridor Transportation Authority, California, Revenue
Bonds, Refunding Senior Lien Series 2022B
5.350 10/01/48 3,235,380
20,430,000 Alameda Corridor Transportation Authority, California, Revenue
Bonds, Refunding Senior Lien Series 2022B
5.375 10/01/49 11,529,270
12,890,000 Alameda Corridor Transportation Authority, California, Revenue
Bonds, Refunding Senior Lien Series 2022B
5.400 10/01/50 7,272,926
1,985,000 Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM
Insured
0.000 09/01/35 1,450,469
4,075,000 Antelope Valley Healthcare District, California, Revenue Bonds,
Series 2016A
5.000 03/01/41 3,955,826
10,900,000 Antelope Valley Healthcare District, California, Revenue Bonds,
Series 2016A
5.000 03/01/46 9,954,717
1,700,000 (h) Bakersfield City School District, Kern County, California,
General Obligation Bonds, Series 2012C
0.000 05/01/42 1,381,166
1,770,000 Blythe Redevelopment Agency, California, Tax Allocation
Bonds, Redevelopment Project 1, Series 2011
9.750 05/01/38 1,777,953
8,990,000 (f),(g) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2023G,
(Mandatory Put 4/01/30), (UB)
5.250 11/01/54 9,553,304
3,500,000 (d) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Glendale Properties, Senior Series
2021A-1
4.000 02/01/56 2,884,478
9,500,000 (d) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Serenity at Larkspur Apartments,
Series 2020A
5.000 02/01/50 7,267,500
38,790,000 (d) California Community Housing Agency, Workforce Housing
Revenue Bonds, Annadel Apartments, Series 2019A
5.000 04/01/49 31,460,734
15,000,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Fresno County Tobacco
Funding Corporation, Subordinate Turbo Capital Series 2006A
0.000 06/01/46 4,080,930
14,700,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Golden Gate Tobacco
Funding Corporation, Turbo, Series 2007A
0.000 06/01/57 2,385,625
33,000,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020B-2
0.000 06/01/55 6,281,718
65,000,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Stanislaus County Tobacco
Funding Corporation, Series 2006A
0.000 06/01/46 14,951,586
28,600,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Stanislaus County Tobacco
Funding Corporation, Subordinate Turbo Capital Appreciation
Series 2006B
0.000 06/01/46 6,578,698
31,595,000 (d) California Enterprise Development Authority, Charter School
Revenue Bonds, Norton Science and Language Academy
Project, Series 2020
6.250 07/01/58 32,132,109
24,910,000 (g) California Health Facilities Financing Authority, Revenue Bonds,
Cedars-Sinai Health System, Series 2021A - BAM Insured, (UB)
4.000 08/15/48 23,793,404

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 10,000,000 California Health Facilities Financing Authority, Revenue Bonds,
Kaiser Permanente System, Series 2017A-2
4.000% 11/01/44 $ 9,477,279
2,500,000 California Housing Finance Agency, California, Multifamily
Housing Revenue Bonds, Power Station Block 7B, Limited
Obligation Senior Series 2024L
5.200 12/01/27 2,540,520
1,500,000 California Municipal Finance Authority Charter School Revenue
Bonds, John Adams Academies, Inc. Project, Series 2015A
5.250 10/01/45 1,460,456
640,000 (d) California Municipal Finance Authority Charter School Revenue
Bonds, River Charter Schools Project, Series 2018A
5.500 06/01/38 641,105
1,595,000 (d) California Municipal Finance Authority Charter School Revenue
Bonds, River Charter Schools Project, Series 2018A
5.500 06/01/48 1,521,326
1,550,000 (d) California Municipal Finance Authority Charter School Revenue
Bonds, River Charter Schools Project, Series 2018A
5.500 06/01/53 1,456,004
1,000,000 (d) California Municipal Finance Authority, Educational Facilities
Revenue Bonds, Westside Neighborhood School Project,
Series 2024
6.200 06/15/54 1,048,436
2,300,000 (d) California Municipal Finance Authority, Educational Facilities
Revenue Bonds, Westside Neighborhood School Project,
Series 2024
6.375 06/15/64 2,422,072
2,830,000 (d) California Municipal Finance Authority, Revenue Bonds,
American Musical and Dramatic Academy Inc. AMDA Inc
Project, Taxable Series 2023B
9.500 07/01/30 2,887,568
12,780,000 California Municipal Finance Authority, Revenue Bonds,
American Musical and Dramatic Academy Inc., Series 2023A
7.250 07/01/53 13,029,627
500,000 (d) California Municipal Finance Authority, Revenue Bonds,
Goodwill Industries of Sacramento Valley & Northern Nevada
Project, Series 2012A
6.625 01/01/32 498,658
515,000 (d) California Municipal Finance Authority, Revenue Bonds,
Goodwill Industries of Sacramento Valley & Northern Nevada
Project, Series 2012A
6.875 01/01/42 512,285
1,225,000 California Municipal Finance Authority, Revenue Bonds,
Goodwill Industries of Sacramento Valley & Northern Nevada
Project, Series 2014A
5.000 01/01/35 1,083,691
1,000,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A - AGM Insured, (AMT)
4.000 12/31/47 904,443
7,000,000 (d) California Municipal Finance Authority, Revenue Bonds,
Simpson University, Series 2020A
6.000 10/01/50 6,912,690
3,720,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2022A
5.250 09/01/52 3,804,330
2,160,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2020-6, County of Placer-
PV400, Series 2022
5.250 09/01/52 2,208,966
3,500,000 (d) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside
LP Desalination Project, Series 2012, (AMT)
5.000 11/21/45 3,501,636
7,910,000 (d) California Public Finance Authority, Charter School Lease
Revenue Bonds, California Crosspoint Academy Project, Series
2020A
5.125 07/01/55 6,782,216
870,000 (d) California Public Finance Authority, Charter School Lease
Revenue Bonds, Laverne Elementary Preparatory Academy
Project, Series 2019A
5.000 06/15/39 870,077
1,000,000 (d) California Public Finance Authority, Charter School Lease
Revenue Bonds, Laverne Elementary Preparatory Academy
Project, Series 2019A
5.000 06/15/49 925,888
2,055,000 California Public Finance Authority, Charter School Lease
Revenue Bonds, Multicultural Learning Center Project, Series
2017A
6.125 06/15/37 2,079,347
3,025,000 California Public Finance Authority, Charter School Lease
Revenue Bonds, Multicultural Learning Center Project, Series
2017A
6.250 06/15/47 3,035,280
20,000,000 (g) California Public Finance Authority, Revenue Bonds, Sharp
HealthCare, Series 2017A, (UB)
4.000 08/01/47 18,911,034

Portfolio of Investments December 31, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 1,800,000 (d) California Public Finance Authority, University Housing
Revenue Bonds, National Campus Community Development
- Claremont Properties LLC Claremont Colleges Project,
Refunding Series 2023A
5.500% 07/01/50 $ 1,869,416
2,360,000 (d) California School Finance Authority Charter School Facility
Revenue Bonds, Grimmway Schools-Obligated Group, Series
2016A
5.000 07/01/46 2,291,664
6,930,000 (d) California School Finance Authority, California, Charter School
Revenue Bonds, Alta Public Schools - Obligated Group, Series
2020A
6.000 06/01/59 6,279,747
650,000 (d) California School Finance Authority, California, Charter School
Revenue Bonds, Alta Public Schools - Obligated Group,
Taxable Series 2020B
6.000 06/01/31 613,921
500,000 (d) California School Finance Authority, California, Charter School
Revenue Bonds, Girls Athletic Leadership School Los Angeles
Project, Series 2021A
4.000 06/01/51 361,957
1,390,000 (d) California School Finance Authority, California, Charter School
Revenue Bonds, Girls Athletic Leadership School Los Angeles
Project, Series 2021A
4.000 06/01/61 945,141
2,770,000 (d) California School Finance Authority, California, Charter School
Revenue Bonds, Hayward Twin Oaks Montessori Charter
School Project, Series 2024A
6.125 06/15/64 2,537,999
5,200,000 California School Finance Authority, California, Charter School
Revenue Bonds, TEACH Public Schools Obligated Group,
Series 2016A
5.750 06/01/42 5,214,053
5,065,000 California School Finance Authority, California, Charter School
Revenue Bonds, TEACH Public Schools Obligated Group,
Series 2016A
5.875 06/01/52 5,071,276
1,000,000 (d) California School Finance Authority, California, Charter School
Revenue Bonds, TEACH Public Schools Obligated Group,
Series 2019A
5.000 06/01/49 934,733
8,810,000 (d) California School Finance Authority, Charter School Lease
Revenue Bonds, Pathways to College Project, Series 2023A
7.500 06/15/63 8,895,927
1,175,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group,
Series 2020A
5.000 06/01/40 1,091,429
1,850,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group,
Series 2020A
5.000 06/01/50 1,558,851
2,930,000 (d) California School Finance Authority, Charter School Revenue
Bonds, CIty Charter School Obligated Group, Series 2016A
5.000 06/01/52 2,658,700
875,000 (d),(i) California School Finance Authority, Charter School Revenue
Bonds, Escuela Popular Charter School, Series 2017, (Pre-
refunded 7/01/27)
6.250 07/01/37 919,320
375,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Escuela Popular Charter School, Series 2017
6.250 07/01/37 380,817
2,940,000 (d),(i) California School Finance Authority, Charter School Revenue
Bonds, Escuela Popular Charter School, Series 2017, (Pre-
refunded 7/01/27)
6.500 07/01/50 3,096,515
1,885,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Escuela Popular Charter School, Series 2017
6.500 07/01/50 1,894,312
1,680,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Kepler Neighborhood School, Series 2017A
5.875 05/01/47 1,663,885
1,165,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Larchmont Charter School Project , Series 2018A
5.000 06/01/43 1,135,733
6,865,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Russell Westbrook Why Not Academy - Obligated
Group, Series 2021A
4.000 06/01/41 5,863,703
3,000,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Russell Westbrook Why Not Academy - Obligated
Group, Series 2021A
4.000 06/01/51 2,236,920
1,600,000 California School Finance Authority, Charter School Revenue
Bonds, Santa Clarita Valley International School Project, Series
2021A
4.000 06/01/51 880,000

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 10,000,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Scholarship Prep Public Schools - Obligated Group,
Series 2020A
5.000% 06/01/60 $ 8,440,714
3,615,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Urban Discovery Academy Project, Series 2024A
7.000 06/01/54 3,297,131
375,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Urban Discovery Academy Project, Series 2024B
9.000 06/01/34 384,373
4,810,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Valley International Preparatory High School Project,
Series 2022A
5.125 03/01/52 3,517,613
3,750,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Valley International Preparatory High School Project,
Series 2022A
5.250 03/01/62 2,679,669
1,280,000 (d) California School Finance Authority, School Facility Revenue
Bonds, Value Schools, Series 2016A
5.750 07/01/41 1,287,514
2,250,000 (d) California School Finance Authority, School Facility Revenue
Bonds, Value Schools, Series 2016A
6.000 07/01/51 2,260,068
3,000,000 (g) California State, General Obligation Bonds, Refunding Various
Purpose Series 2021
3.000 12/01/46 2,387,748
1,000,000 California State, General Obligation Bonds, Refunding Various
Purpose Series 2021
3.000 12/01/49 770,178
500,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5.250 12/01/34 501,440
12,470,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5.250 12/01/44 12,505,997
28,420,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5.500 12/01/54 28,487,452
12,090,000 (d) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5.000 12/01/41 12,119,445
7,135,000 (d) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5.000 12/01/46 7,136,114
30,455,000 (d) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5.250 12/01/56 30,479,751
12,035,000 (d) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5.500 12/01/58 12,162,359
8,150,000 (d) California Statewide Communities Development Authority,
Revenue Bonds, Lancer Educational Student Housing Project,
Refunding Series 2016A
5.000 06/01/46 7,841,421
3,245,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2015-2 Rio
Bravo, Series 2015A
5.375 09/01/35 3,249,353
3,285,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2015-2 Rio
Bravo, Series 2015A
5.625 09/01/45 3,287,401
3,660,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2016-02 Delta
Coves, Series 2022
5.500 09/01/52 3,750,564
1,805,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2011A
8.000 09/02/41 1,805,039
1,000,000 (d) CMFA Special Finance Agency XII, California, Essential Housing
Revenue Bonds, Allure Apartments Project, Series 2022A-2
3.250 02/01/57 719,575
3,250,000 (d) CMFA Special Finance Agency, California, Essential Housing
Revenue Bonds, Latitude 33, Senior Series 2021A-1
3.000 12/01/56 2,106,163
3,290,000 (d) CMFA Special Financing Agency VIII, California, Essential
Housing Revenue Bonds, Elan Huntington Beach, Senior Lien
Series 2021A-1
3.000 08/01/56 2,219,157

Portfolio of Investments December 31, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 1,000,000 County of Sacramento, California, McClellan Park Community
Facilities District No. 2004-1 Special Tax Bonds Series 2017
5.000% 09/01/35 $ 1,020,505
44,840,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Altana Glendale, Series
2021A-2
4.000 10/01/56 37,545,294
12,950,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Center City Anaheim, Series
2020A
5.000 01/01/54 11,761,790
8,000,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Escondido Portfolio, Social
Senior Lien Series 2021A-2
4.000 06/01/58 6,236,886
5,025,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Jefferson-Anaheim Series
2021A-2
3.125 08/01/56 3,756,441
2,095,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Moda at Monrovia Station,
Social Series 2021A-1
3.400 10/01/46 1,655,624
8,000,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Moda at Monrovia Station,
Social Series 2021A-2
4.000 10/01/56 6,115,954
9,735,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Monterrey Station
Apartments, Series 2021B
4.000 07/01/58 6,230,330
2,040,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Oceanaire-Long Beach,
Social Series 2021A-2
4.000 09/01/56 1,460,469
5,000,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Orange City Portfolio,
Senior Lien Series 2021A-2
3.000 03/01/57 3,395,016
4,825,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Pasadena Portfolio Social
Bond, Mezzanine Senior Series 2021B
4.000 12/01/56 3,657,834
965,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Towne-Glendale, Mezzanine
Lien Social Series 2022B
5.000 09/01/37 984,072
4,375,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Vineyard Gardens
Apartments, Senior Lien Series 2021A
3.250 10/01/58 3,078,393
21,000,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena
Apartments, Mezzanine Lien Series 2021B
4.000 06/01/57 6,260,419
9,400,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena
Apartments, Senior Lien Series 2021A-2
3.125 06/01/57 5,656,217
27,280,000 CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Wood Creek Apartments,
Mezzanine Lien Series 2021A-2
4.000 12/01/58 19,494,288
8,030,000 CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Wood Creek Apartments,
Mezzanine Lien Series 2021B
4.000 12/01/59 4,470,478
30,000 CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Wood Creek Apartments,
Senior Lien Series 2021A-1
3.000 12/01/49 20,391
5,035,000 Downey Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2022 Series 2023A
4.000 08/01/52 4,716,094
3,460,000 Fairfield, California, Special Tax Bonds, Community Facilities
District 2007-1 Fairfield Commons Project, Series 2008
6.875 09/01/38 3,476,043
2,500,000 Fresno Unified School District, Fresno County, California,
General Obligation Bonds, Election 2020 Series 2021A
3.000 08/01/55 1,824,477
4,095,000 (g) Glendale Community College District, Los Angeles County,
California, General Obligation Bonds, Election 2016 Taxable
Refunding Series 2020B
4.000 08/01/50 3,870,742

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 410,765,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Bonds, Capital Appreciation
Series 2021B-2
0.000% 06/01/66 $ 40,268,895
5,760,000 Independent Cities Finance Authority, California, Mobile Home
Park Revenue Bonds, Augusta Communities Mobile Home
Park, Refunding Series 2022A
5.250 05/15/56 5,911,004
160,000 Indio Redevelopment Agency, California, Tax Allocation Bonds,
Merged Area Redevelopment Project, Subordinate Lien
Refunding Series 2008A
5.250 08/15/28 160,418
61,000,000 Inland Empire Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Series 2007C-1.
Turbo Capital Appreciation
0.000 06/01/36 29,945,223
187,500,000 Inland Empire Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Series 2007C-2.
Turbo Capital Appreciation
0.000 06/01/47 31,150,519
1,945,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 1, Series 2019
5.400 09/01/38 1,992,401
3,095,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 1, Series 2019
5.500 09/01/43 3,120,734
4,830,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 1, Series 2019
5.600 09/01/49 4,848,081
1,945,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 2, Series 2019
5.500 09/01/43 1,961,172
3,665,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 2, Series 2019
5.600 09/01/49 3,678,720
2,410,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 3, Series 2019
5.400 09/01/38 2,468,734
3,820,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 3, Series 2019
5.500 09/01/43 3,851,762
7,205,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 3, Series 2019
5.600 09/01/49 7,236,711
835,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1, Central Lathrop Specific Plan Improvement
Areas 4, Series 2019
5.400 09/01/38 855,350
1,335,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1, Central Lathrop Specific Plan Improvement
Areas 4, Series 2019
5.500 09/01/43 1,346,100
2,515,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1, Central Lathrop Specific Plan Improvement
Areas 4, Series 2019
5.600 09/01/49 2,524,415
5,000,000 Lennox School District, Los Angeles County, California, General
Obligation Bonds, Election 2016 Series 2017 - AGM Insured
4.000 08/01/47 4,795,146
20,925,000 (g),(h) Long Beach Community College District, California, General
Obligation Bonds, Refunding 2008 Election Series 2012B -
BAM Insured, (UB)
0.000 08/01/49 14,730,145
1,765,000 Los Alamitos Unified School District, Orange County, California,
Certificates of Participation, Series 2012
6.050 08/01/42 1,914,542
17,000,000 (g) Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding
Subordinate Green Series 2025A, (AMT), (UB)
5.250 05/15/50 17,733,400
5,505,000 (g) Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding
Subordinate Green Series 2025A, (AMT), (UB)
5.000 05/15/55 5,613,294
17,250,000 (g) Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding
Subordinate Green Series 2025A, (AMT), (UB)
5.500 05/15/55 18,397,175

Portfolio of Investments December 31, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 2,000,000 Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding
Subordinate Series 2022G, (AMT)
4.000% 05/15/47 $ 1,834,739
13,600,000 (g) Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Senior Lien Series
2020C, (AMT), (UB)
4.000 05/15/50 12,198,902
10,000,000 (g) Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Senior Series 2022H,
(AMT), (UB)
5.000 05/15/47 10,222,891
5,950,000 (g) Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate Lien
Series 2016B, (AMT), (UB)
5.000 05/15/46 5,956,903
29,800,000 (g) Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate Lien
Series 2018A, (AMT), (UB)
5.250 05/15/48 30,189,701
7,500,000 (g) Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate Lien
Series 2019E, (UB)
5.000 05/15/49 7,673,828
12,125,000 (g) Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate Lien
Series 2021D, (AMT), (UB)
5.000 05/15/46 12,421,329
1,750,000 Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate Lien
Series 2022A, (AMT)
4.000 05/15/49 1,576,540
3,902,112 (e) Northstar Community Services District, California, Special Tax
Bonds, Community Facilities District 1, Refunding Series 2005
1.908 09/01/28 1,014,549
2,305,000 Orland Joint Unified School District, Glenn and Tehama
Counties, California, General Obligation Bonds, 2008 Election,
Series 2012B
6.000 08/01/51 1,858,751
970,000 Orland Joint Unified School District, Glenn and Tehama
Counties, California, General Obligation Bonds, 2008 Election,
Series 2013C
5.550 08/01/43 758,962
7,730,000 Oroville, California, Revenue Bonds, Oroville Hospital Series
2019
5.250 04/01/39 5,488,300
1,000,000 Oroville, California, Revenue Bonds, Oroville Hospital Series
2019
5.250 04/01/49 700,000
7,250,000 Oroville, California, Revenue Bonds, Oroville Hospital Series
2019
5.250 04/01/54 5,002,500
1,230,000 Palmdale Community Redevelopment Agency, California,
Tax Allocation Bonds, Merged Redevelopment Project Areas,
Series 2002 - AMBAC Insured
0.000 12/01/31 1,033,133
1,225,000 Palmdale Community Redevelopment Agency, California,
Tax Allocation Bonds, Merged Redevelopment Project Areas,
Series 2002 - AMBAC Insured
0.000 12/01/32 991,639
2,985,000 River Delta Unified School District, Sacramento and Solano
Counties, California, General Obligation Bonds, School
Faciliteis Improvement District 2, Election 2004 Series 2008 -
AGM Insured
0.000 04/01/48 1,090,786
4,165,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area
1, Subordinate Series 2022B-2
5.000 09/01/42 4,266,601
7,100,000 Riverside County Redevelopment Agency, California, Tax
Allocation Bonds, Interstate 215 Corridor Redevelopment
Project Area, 2nd Lien Series 2011E
0.000 12/01/41 3,657,686
7,075,000 Riverside County Redevelopment Agency, California, Tax
Allocation Bonds, Interstate 215 Corridor Redevelopment
Project Area, 2nd Lien Series 2011E
0.000 12/01/42 3,397,773
7,050,000 Riverside County Redevelopment Agency, California, Tax
Allocation Bonds, Interstate 215 Corridor Redevelopment
Project Area, 2nd Lien Series 2011E
0.000 12/01/43 3,176,269
5,600,000 Riverside County Redevelopment Agency, California, Tax
Allocation Bonds, Interstate 215 Corridor Redevelopment
Project Area, 2nd Lien Series 2011E
0.000 12/01/44 2,370,845

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 20,000,000 (g) Riverside County Transportation Commission, California,
Toll Revenue Second Lien Bonds, RCTC 91 Express Lanes,
Refunding Series 2021C, (UB)
4.000% 06/01/47 $ 17,918,124
550,000 Rocklin Unified School District, Placer County, California,
Special Tax Bonds, Community Facilities District 2, Series 2007
- NPFG Insured
0.000 09/01/36 381,578
660,000 Rocklin Unified School District, Placer County, California,
Special Tax Bonds, Community Facilities District 2, Series 2007
- NPFG Insured
0.000 09/01/37 436,044
2,500,000 (d),(g) Sacramento City Financing Authority California, Lease Revenue
Bonds, Master Lease Program Facilities Projects, Tender Option
Bond Trust 2016-XG0100 - AMBAC Insured, (IF)
12.353 12/01/30 3,558,659
3,000,000 (d),(g) Sacramento City Financing Authority California, Lease Revenue
Bonds, Master Lease Program Facilities Projects, Tender Option
Bond Trust 2016-XG0100 - AMBAC Insured, (IF)
12.353 12/01/30 4,270,391
6,580,000 (d),(g) Sacramento City Financing Authority California, Lease Revenue
Bonds, Master Lease Program Facilities Projects, Tender Option
Bond Trust 2016-XG0100 - AMBAC Insured, (IF)
12.677 12/01/33 11,361,030
4,135,000 Sacramento, California, Special Tax Bonds, Community
Facilities District 05-1 College Square, Series 2007
5.900 09/01/37 4,150,194
2,150,000 (d) Sacramento, California, Special Tax Bonds, Community
Facilities District 2018-01 Railyards, Improvements Series 2022
5.250 09/01/42 2,206,926
4,000,000 (d) Sacramento, California, Special Tax Bonds, Community
Facilities District 2018-01 Railyards, Improvements Series 2022
5.250 09/01/47 4,026,110
3,250,000 (d) Sacramento, California, Special Tax Bonds, Community
Facilities District 2018-01 Railyards, Improvements Series 2022
5.375 09/01/52 3,265,704
4,904,000 (d) San Bernardino City, California, Pension Obligation Bonds,
Taxable Series 2020A
6.750 12/15/46 4,986,472
1,645,000 San Bernardino County Financing Authority, California,
Revenue Bonds, Courthouse Facilities Project, Series 2007 -
NPFG Insured
5.500 06/01/37 1,734,009
7,205,000 (g) San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, International Senior Series 2023B,
(AMT), (UB)
5.000 07/01/53 7,369,140
7,000,000 (g) San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, International Senior Series 2023B,
(AMT), (UB)
5.250 07/01/58 7,255,751
12,840,000 (g) San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2019B, (AMT), (UB)
5.000 07/01/49 12,973,892
23,370,000 (g) San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2021B - AGM
Insured, (AMT), (UB)
4.000 07/01/51 20,997,361
10,735,000 (g) San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2021B, (AMT), (UB)
5.000 07/01/51 10,870,489
11,840,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2021B, (AMT)
4.000 07/01/56 10,388,077
12,520,000 (g) San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2021B, (AMT), (UB)
5.000 07/01/56 12,659,707
17,460,000 (g) San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2022A,
(AMT), (UB)
4.000 05/01/52 15,203,054
20,500,000 (g) San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2022A,
(AMT), (UB)
5.000 05/01/52 20,723,961
5,435,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2025A,
(AMT)
5.250 05/01/55 5,634,712
12,370,000 (g) San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2025A,
(AMT), (UB)
5.250 05/01/55 12,824,542
9,130,000 (g) San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2025A,
(AMT), (UB)
5.500 05/01/55 9,671,134

Portfolio of Investments December 31, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 18,000,000 (g) San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2025D,
(AMT), (UB)
5.500% 05/01/55 $ 19,066,858
7,000,000 (g) San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019A, (AMT), (UB)
5.000 05/01/44 7,116,223
1,455,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019A, (AMT)
5.000 05/01/49 1,464,506
23,000,000 (g) San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019A, (AMT), (UB)
5.000 05/01/49 23,150,273
43,630,000 (g) San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2018D,
(AMT), (UB)
5.000 05/01/48 43,828,765
86,495,000 (g) San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2018D,
(AMT), (UB)
5.250 05/01/48 87,607,637
4,000,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2019E,
(AMT)
5.000 05/01/50 4,022,218
28,600,000 (g) San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2019E,
(AMT), (UB)
5.000 05/01/50 28,758,862
20,035,000 (g),(h) San Mateo Union High School District, San Mateo County,
California, General Obligation Bonds, Election 2010 Series
2011A - BAM Insured, (UB)
0.000 07/01/51 15,904,023
6,595,000 Santa Clara County Housing Authority, California, Multifamily
Housing Revenue Bonds, Blossom River Project, Series 1998A,
(AMT)
6.500 09/01/39 6,595,668
7,500,000 Silicon Valley Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Santa Clara County
Tobacco Securitization Corporation, Series 2007A
0.000 06/01/47 1,795,057
94,800,000 Silicon Valley Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Santa Clara
County Tobacco Securitization Corporation, Turbo Capital
Appreciation Series 2007C
0.000 06/01/56 9,386,120
1,145,000 (d) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
5.500 09/01/27 1,178,449
3,605,000 (d) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
5.750 09/01/32 3,754,942
4,890,000 (d) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
6.125 09/01/37 5,074,233
13,145,000 (d) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
6.250 09/01/47 13,470,269
150,400,000 Tobacco Securitization Authority of Southern California,
Tobacco Settlement Asset-Backed Bonds, San Diego County
Tobacco Asset Securitization Corporation, First Subordinate
CABs, Series 2006B
0.000 06/01/46 36,993,301
27,875,000 (g) University of California Regents, Medical Center Pooled
Revenue Bonds, Series 2022P, (UB)
4.000 05/15/53 25,747,825
4,000,000 Walnut Creek School District, Contra Costa County, California,
General Obligation Bonds, Election 2022 Series 2023A
4.000 09/01/52 3,788,224
TOTAL CALIFORNIA 1,511,498,947
COLORADO - 13.6%
4,000,000 Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2021
4.375 12/01/52 3,353,984
21,050,000 (d),(j) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5.750 12/01/54 21,065,556
791,000 Antelope Heights Metropolitan District, Colorado, Limited Tax
General Obligation Bonds, Junior Lien Series Series 2021B
5.500 12/15/37 774,413
1,760,000 Arvada West Town Center Business Improvement District,
Colorado, General Obligation Bonds, Refunding Series 2015
5.450 12/01/39 1,760,475

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 2,200,000 Aurora Crossroads Metropolitan District 2, Colorado, Limited
Tax General Obligation Bonds, Series 2025A-3
6.125% 12/01/55 $ 2,205,181
131,889,000 Aurora Highlands Community Authority Board, Adams
County, Colorado, Special Tax Revenue Bonds, Refunding &
Improvement Series 2021A
5.750 12/01/51 127,011,006
1,250,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
5.000 12/01/39 1,256,111
4,279,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2019B
7.750 12/15/48 4,285,537
3,151,000 Banning Lewis Ranch Metropolitan District 4, Colorado Springs,
El Paso County, Colorado, Limited Tax General Obligation
Bonds, Series 2018A
5.750 12/01/48 3,155,089
2,165,000 Banning Lewis Ranch Metropolitan District 5, Colorado Springs,
El Paso County, Colorado, Limited Tax General Obligation
Bonds, Series 2018A
5.750 12/01/48 2,167,810
2,500,000 Banning Lewis Ranch Regional Metropolitan District, Colorado
Springs, El Paso County, Colorado, Limited Tax General
Obligation Bonds, Series 2018A
5.375 12/01/48 2,429,032
2,396,000 Base Village Metropolitan District 2, Colorado, General
Obligation Bonds, Refunding Series 2016A
5.500 12/01/36 2,397,801
5,010,000 Base Village Metropolitan District 2, Colorado, General
Obligation Bonds, Refunding Series 2016A
5.750 12/01/46 5,011,510
3,800,000 Baseline Metropolitan District 1, In the City and County of
Broomfield, Colorado, Special Revenue Bonds, Subordinate
Series 2024B
6.750 12/15/54 3,820,653
3,210,000 (d) Bella Mesa Metropolitan District, Castle Rock, Colorado,
Limited Tax General Obligation Bonds, Convertible Capital
Appreciation Series 2020A-3
6.750 12/01/49 3,305,828
2,880,000 Belleview Place Metropolitan District, Arapahoe County,
Colorado,  Limited Tax General Obligation Bonds, Convertible
to Unlimited Tax Series 2020A-3
5.000 12/01/50 2,662,773
157,000 Belleview Place Metropolitan District, Arapahoe County,
Colorado,  Limited Tax General Obligation Bonds, Convertible
to Unlimited Tax Series 2020B-3
8.000 12/15/50 157,282
1,728,000 Belleview Village Metropolitan District, Jefferson County,
Colorado, Limited Tax General Obligation Bonds, Convertible
to Unlimited Tax Series 2020
4.950 12/01/50 1,651,077
6,160,000 Bennett Crossing Metropolitan District, Bennett, Adams
County, Colorado, General Obligation Limited Tax Bonds,
Series 2020A-3
6.125 12/01/49 6,234,305
3,250,000 Bennett Ranch Metropolitan District 1, Adams County,
Colorado, General Obligation Limited Tax Bonds, Convertible
to Unlimited Tax Series 2021A
5.000 12/01/41 2,966,649
2,312,000 Berkley Shores Metropolitan District, Adams County, Colorado,
Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2020A-3
5.250 12/01/50 2,116,223
1,985,000 Bijou Creek Metropolitan District, Arapahoe County, Colorado,
General Obligation Limited Tax Convertible to Unlimited Tax
Bonds, Refunding Series 2025
5.625 12/01/55 2,030,616
18,500,000 Bradley Heights Metropolitan District 2, Colorado Springs, El
Paso County, Colorado, General Obligation Limited Tax Bonds,
Series 2021A-3
4.750 12/01/51 14,674,700
5,000,000 Brickyard Metropolitan District 1, Castle Rock Town, Douglas
County, Colorado, General Obligation Limited Tax and Special
Revenue Bonds, Series 2025
7.250 12/01/57 4,827,188
10,000,000 (g) Brighton, Colorado, Water Activity Enterprise Revenue Bonds,
Water System Project, Series 2025, (UB)
4.000 06/01/50 9,273,937
9,375,000 Broadway Station Metropolitan District 2, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5.125 12/01/48 7,614,331

Portfolio of Investments December 31, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 7,075,000 Broadway Station Metropolitan District 2, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Subordinate (Convertible to Senior) Capital Appreciation
(Convertible to Current Interest), Limited Tax (Convertible to
Unlimited Tax) Series
7.500% 12/01/48 $ 5,837,570
2,581,000 Broadway Station Metropolitan District 3, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5.000 12/01/39 2,304,419
5,500,000 Broadway Station Metropolitan District 3, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5.000 12/01/49 4,288,887
18,415,000 Broadway Station Metropolitan District 3, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Subordinate Convertible to Senior Capital Appreciation Series
2019B
7.500 12/01/49 13,362,267
1,074,000 Buffalo Highlands Metropolitan District, Commerce City,
Colorado, Limited Tax General Obligation Bonds, Convertible
to Unlimited Tax, Refunding & Improvement Series 2018A
5.250 12/01/38 1,077,687
2,250,000 Buffalo Highlands Metropolitan District, Commerce City,
Colorado, Limited Tax General Obligation Bonds, Convertible
to Unlimited Tax, Refunding & Improvement Series 2018A
5.375 12/01/48 2,226,229
1,226,000 Buffalo Highlands Metropolitan District, Commerce City,
Colorado, Limited Tax General Obligation Bonds, Refunding
Subordinate Series 2018B
7.625 12/15/46 1,226,027
931,500 Buffalo Ridge Metropolitan District (In the City of Commerce
City), Adams County, Colorado, General Obligation Refunding
and Improvement Bonds, Series 2018B
7.375 12/15/47 932,911
2,400,000 Canyons Metropolitan District 5, Douglas County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Subordinate Refunding Series 2024B - BAM Insured
6.500 12/15/54 2,397,839
3,092,500 Carousel Farms Metropolitan District, Town of Parker, Douglas
County, Colorado, General Obligation Limited Tax Bonds,
Series 2021A
5.375 12/01/51 2,754,609
4,845,000 Carriage Hills Metropolitan District, Frederick, Colorado,
Limited Tax General Obligation Bonds, Series 2018A
5.500 12/01/47 4,797,013
4,495,000 Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Improvement Series 2018
5.250 12/01/48 4,500,897
20,270,000 (d) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5.000 12/01/47 20,060,325
9,875,000 Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2020A
5.000 12/01/51 9,643,529
6,000,000 Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Improvement Bonds, Series 2022
6.500 12/01/53 6,299,117
3,819,000 Cherry Creek Corporate Center Metropolitan District,
Arapahoe County, Colorado, Revenue Bonds, Refunding
Senior Lien Series 2015A
5.000 06/01/37 3,820,442
1,276,000 Cherry Creek Corporate Center Metropolitan District,
Arapahoe County, Colorado, Revenue Bonds, Refunding
Subordinate Lien Series 2016B
8.000 06/15/37 1,278,979
1,415,000 Citadel on Colfax Business Improvement District, Aurora,
Colorado, Special Revenue and Tax Supported Bonds, Senior
Series 2020A
5.350 12/01/50 1,347,161
700,000 Clear Creek Transit Metropolitan District 2, Adams County,
Colorado, Revenue Supported Limited Tax General Obligation
Bonds, Series 2021A
5.000 12/01/50 520,669
2,227,000 Colliers Hill Metropolitan District 2, Erie, Weld County,
Colorado, General Obligation Limited Tax Bonds, Taxable
Refunding Subordinate Series 2022B-1 - BAM Insured
5.750 12/15/47 2,175,645
8,925,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds World Compass Academy Project,
Series 2017
5.500 10/01/47 7,614,911
6,625,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds World Compass Academy Project,
Series 2017
5.625 10/01/52 5,704,078

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,350,000 (d) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Aspen Ridge School Project, Series
2015A
5.250% 07/01/46 $ 1,339,627
1,750,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Community Leadership Academy
Project, Series 2008
6.500 07/01/38 1,752,116
1,000,000 (d) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Loveland Classical Schools Project,
Series 2016
5.000 07/01/46 977,403
350,000 (d) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, New Summit Charter Academy Project,
Series 2021A
4.000 07/01/51 258,225
7,745,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Thomas MacLaren State Charter
School Project, Refunding & Improvement Series 2020A
5.000 06/01/50 7,758,235
615,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Twin Peaks Charter Academy, Series
2011B
7.500 03/15/35 615,836
2,500,000 (d) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, University of Northern Colorado Lab
School, Refunding & Improvement Series 2015
5.000 12/15/45 2,428,247
890,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds,Science Technology Engineering and
Math School Project, Refunding Series 2014
5.000 11/01/44 872,279
1,055,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds,Science Technology Engineering and
Math School Project, Refunding Series 2014
5.125 11/01/49 1,014,468
44,000,000 (d) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Senior Lien Series
2025A-1
6.875 02/01/59 46,138,897
6,000,000 (d) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Taxable Senior Lien
Series 2025A-2
10.000 02/01/45 6,141,593
7,130,000 (g) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2021A
3.000 11/15/51 5,167,767
21,500,000 (e) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
American Baptist Homes of the Midwest Obligated Group,
Series 2013
8.000 08/01/43 13,637,218
4,085,000 (d),(e) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
American Baptist Homes Project, Series 2016
6.125 02/01/46 2,755,929
4,100,000 (g) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5.250 11/01/52 4,247,959
6,000,000 (g) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A, (UB)
5.000 05/15/47 6,167,691
1,600,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A
5.000 05/15/52 1,635,762
22,400,000 (g) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A, (UB)
5.000 05/15/52 22,900,664
750,000 (d),(e) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sunny Vista Living Center Project, Refunding & Improvement
Series 2015A
5.500 12/01/30 634,001
1,650,000 (d),(e) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sunny Vista Living Center Project, Refunding & Improvement
Series 2015A
5.750 12/01/35 1,280,255
3,600,000 (d),(e) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sunny Vista Living Center Project, Refunding & Improvement
Series 2015A
6.125 12/01/45 2,601,811
5,070,000 (d),(e) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sunny Vista Living Center Project, Refunding & Improvement
Series 2015A
6.250 12/01/50 3,559,610
1,500,000 Colorado High Performance Transportation Enterprise, C-470
Express Lanes Revenue Bonds, Senior Lien Series 2017
5.000 12/31/47 1,499,918
2,220,000 Colorado High Performance Transportation Enterprise, C-470
Express Lanes Revenue Bonds, Senior Lien Series 2017
5.000 12/31/51 2,205,138

Portfolio of Investments December 31, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 2,835,000 Colorado High Performance Transportation Enterprise, C-470
Express Lanes Revenue Bonds, Senior Lien Series 2017
5.000% 12/31/56 $ 2,796,800
4,250,000 Colorado High Performance Transportation Enterprise, US 36
and I-25 Managed Lanes Revenue Bonds, Senior Lien Series
2014, (AMT)
5.750 01/01/44 4,253,062
31,920,000 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018
5.875 12/01/46 31,932,366
15,070,000 Colorado International Center Metropolitan District 4, Adams
County, Colorado, Limited Tax General Obligation and Special
Revenue Bonds, Refunding & Improvement Convertible Capital
Appreciation Series 2019A-2
6.250 12/01/48 15,118,162
1,996,000 Colorado International Center Metropolitan District 4, Adams
County, Colorado, Limited Tax General Obligation and Special
Revenue Bonds, Subordinate Series 2019B-2
8.750 12/15/48 1,999,449
30,925,000 Colorado International Center Metropolitan District 4, Adams
County, Colorado, Limited Tax General Obligation and Special
Revenue Refunding and Improvement Convertible Capital
Appreciation Bonds, Series 2019A-1
6.000 12/01/47 31,035,653
13,000,000 Colorado International Center Metropolitan District 8, Adams
County, Colorado, Limited Tax General Obligation Bonds,
Series 2020
6.500 12/01/50 13,046,043
3,715,000 (e) Colorado Springs Urban Renewal Authority, Colorado, Senior
Special Revenue Bonds, Canyon Creek Project, Series 2018A
5.750 12/01/47 2,978,947
1,086,000 (e) Colorado Springs Urban Renewal Authority, Colorado, Senior
Special Revenue Bonds, Canyon Creek Project, Series 2018B
8.125 12/15/47 831,716
3,115,000 Colorado Tech Center Metropolitan District, Louisville,
Colorado, General Obligaiton Bonds, Series 2018
6.000 12/01/47 2,924,339
4,110,000 Conexus Metropolitan District No. 1, Monument, El Paso
County, Colorado, Limited Tax General Obligation and Special
Revenue Bonds, Series 2025A
6.250 12/01/55 4,144,595
1,732,000 Constitution Heights Metropolitan District, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Refunding
Series 2020
5.000 12/01/49 1,641,445
643,000 Copperleaf Metropolitan District 3, Arapahoe County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2021B
5.500 12/15/36 639,731
725,000 Copperleaf Metropolitan District 6, Arapahoe County,
Colorado, Limited Tax, General Obligation Bonds, Subordinate
Series 2022B
6.000 12/15/41 734,250
910,000 Cornerstar Metropolitan District, Arapahoe County, Colorado,
General Obligation Bonds, Limited Tax Convertible to
Unlimited Tax, Refunding Series 2017A
5.125 12/01/37 910,054
2,600,000 Cornerstar Metropolitan District, Arapahoe County, Colorado,
General Obligation Bonds, Limited Tax Convertible to
Unlimited Tax, Refunding Series 2017A
5.250 12/01/47 2,524,621
3,812,000 Cornerstar Metropolitan District, Arapahoe County, Colorado,
General Obligation Bonds, Limited Tax Convertible to
Unlimited Tax, Refunding Series 2017B
5.250 12/01/47 3,692,034
5,185,000 (e) Cornerstone Metropolitan District 2, Montrose and Ouray
Counties, Colorado, Limited Tax General Obligation Refunding
Bonds, Series 2010A
8.000 12/01/40 5,191,425
4,000,000 (d) Cottonwood Creek Metropolitan District 5, Arapahoe County
Colorado, Limited Tax General Obligation Bonds, Convertible
Capital Appreciation Series 2025
7.250 12/01/55 3,065,969
4,144,000 Crossroads Metropolitan District 1, El Paso County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Series 2022
6.500 12/01/51 4,090,148
2,375,000 Crystal Crossing Metropolitan District, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2016
5.250 12/01/40 2,376,203
3,009,000 Cumberland Green Metropolitan District, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Refunding &
Improvement Series 2015
5.250 12/01/45 3,008,930

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 11,998,000 (d) Dawson Trails Metropolitan District 1, Castle Rock, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series
2025B
9.250% 12/15/55 $ 11,545,217
40,541,395 Dawson Trails Metropolitan District 1, Colorado, In The
Town of Castle Rock, Limited Tax General Obligation Capital
Appreciation Turbo Bonds, Series 2024
0.000 12/01/31 26,032,493
3,410,000 DC Metropolitan District, Denver County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2024A
5.875 12/01/54 3,367,339
1,250,000 DC Metropolitan District, Denver County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2024B
8.000 12/15/54 1,250,105
1,000,000 Del Norte, Colorado, Healthcare Facilities Revenue Bonds, Rio
Grande Hospital Refunding Project, Refunding Series 2024
5.700 12/01/49 977,828
1,000,000 Del Norte, Colorado, Healthcare Facilities Revenue Bonds, Rio
Grande Hospital Refunding Project, Refunding Series 2024
5.800 12/01/54 977,108
9,000,000 (g) Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT), (UB)
4.125 11/15/53 8,062,780
7,085,000 (g) Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT), (UB)
5.500 11/15/53 7,398,513
8,200,000 (g) Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT), (UB)
5.000 12/01/43 8,307,082
28,210,000 (g) Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT), (UB)
4.000 12/01/48 24,708,050
8,500,000 (g) Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT), (UB)
5.000 12/01/48 8,534,345
15,735,000 (g) Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT), (UB)
5.250 12/01/48 15,955,444
15,000,000 (g) Denver City and County, Colorado, Dedicated Tax Revenue
Bonds, Series 2021A, (UB)
4.000 08/01/51 13,790,856
2,659,000 Denver Gateway Center Metropolitan District, In the City and
County of Denver, Colorado, General Obligation Limited Tax
Bonds, Series 2018A
5.500 12/01/38 2,653,094
6,180,000 Denver Gateway Center Metropolitan District, In the City and
County of Denver, Colorado, General Obligation Limited Tax
Bonds, Series 2018A
5.625 12/01/48 5,978,891
1,855,000 Denver Gateway Center Metropolitan District, In the City and
County of Denver, Colorado, General Obligation Limited Tax
Bonds, Subordinate Series 2018B
7.875 12/15/48 1,800,661
1,793,000 Denver International Business Center Metropolitan District 1,
Denver, Colorado, General Obligation Bonds, Subordinate
Limited Tax Series 2019B
6.000 12/01/48 1,797,814
1,500,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Capital Appreciation Series 2010A
0.000 09/01/41 791,648
70,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0.000 09/01/30 61,458
500,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0.000 09/01/31 425,359
500,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0.000 09/01/33 395,506
20,000 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Series 2004A - NPFG Insured
0.000 09/01/28 18,585
1,000,000 (d) Elbert and Highway 86 Commercial Metropolitan District,
Elbert County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2021A
5.000 12/01/51 934,622
3,973,000 Erie Highlands Metropolitan District 2, Weld County, Colorado,
General Obligation Bonds, Limited Tax Series 2018A
5.250 12/01/48 3,976,106
18,000,000 (d) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6.750 12/01/34 18,192,407
2,310,000 Fallbrook Villas Metropolitan District, Thornton, Adams County,
Colorado, Limited Tax General Obligation Bonds, Convertible
to Unlimited Tax Series 2019A
5.250 12/01/49 2,278,540

Portfolio of Investments December 31, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 378,000 (d) Fallbrook Villas Metropolitan District, Thornton, Adams County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2019B
7.750% 12/15/49 $ 378,571
680,000 Fiddler's Business Improvement District, Colorado, Limited Tax
General Obligation Bonds, Greenwood Village Project, Series
2022
5.000 12/01/32 701,686
5,800,000 Fiddler's Business Improvement District, Colorado, Limited Tax
General Obligation Bonds, Greenwood Village Project, Series
2022
5.550 12/01/47 5,884,626
611,000 Fitzsimons Village Metropolitan District 1, Arapahoe County,
Colorado, Limited Tax  General Obligation and Special
Revenue Bonds, Refunding Subordinate Series 2020B
7.000 12/15/49 611,966
12,655,000 Foothills Metropolitan District, Fort Collins, Colorado, Special
Revenue Bonds, Series 2014
5.750 12/01/30 12,655,037
34,430,000 Foothills Metropolitan District, Fort Collins, Colorado, Special
Revenue Bonds, Series 2014
6.000 12/01/38 34,073,749
5,110,000 Four Corners Business Improvement District, Erie, Boulder
County, Colorado, Limited Tax Supported Revenue Bonds,
Series 2022
6.000 12/01/52 5,155,777
4,220,000 Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2022A
5.500 12/01/42 4,280,934
5,780,000 Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2022A
5.750 12/01/52 5,807,189
2,266,000 Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds, Subordinate Series 2022B
8.125 12/15/52 2,265,298
800,000 Frisco, Colorado, Marina Enterprise Revenue Bonds, Series
2019
5.000 12/01/48 761,701
17,145,000 Future Legends Sports Park Business Improvement District,
Colorado, Limited Tax General Obligation Bonds Series 2022A
and Subordinate Limited Tax General Obligation Bonds Series
2022B
1.500 12/01/52 8,573,218
2,321,000 Future Legends Sports Park Business Improvement District,
Colorado, Limited Tax General Obligation Bonds Series 2022A
and Subordinate Limited Tax General Obligation Bonds Series
2022B
8.500 12/15/52 927,790
3,428,000 (d) Future Legends Sports Park Metropolitan District 2, Colorado,
General Obligation Bonds, Subordinate Series 2020B
7.500 06/03/50 1,371,046
16,265,000 (d) Future Legends Sports Park Metropolitan District 2, Colorado,
Limited Tax General Obligation Bonds, Series 2020A
1.375 06/01/50 8,134,130
2,890,000 Gardens on Havana Metropolitan District 3, Arapahoe County,
Colorado, Special Revenue Bonds, Refunding Series 2017A
5.125 12/01/37 2,890,125
3,290,000 Gardens on Havana Metropolitan District 3, Arapahoe County,
Colorado, Special Revenue Bonds, Refunding Series 2017A
5.250 12/01/47 3,094,746
261,000 Gardens on Havana Metropolitan District 3, Arapahoe County,
Colorado, Special Revenue Bonds, Refunding Subordinate
Series 2017B
7.750 12/15/47 261,050
1,320,000 Glen Metropolitan District. 2, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Series 2017
5.000 12/01/47 1,256,086
1,000,000 (d) Granary Metropolitan District 9, Weld County, Colorado,
Special Assessment Revenue Bonds, Special Improvement
District 1, Series 2024
5.450 12/01/44 1,004,730
5,490,000 (d) Granby Ranch Metropolitan District, Colorado, Limited Tax
General Obligation Bonds, Refunding Series 2018
5.500 12/01/52 5,394,508
3,010,000 Grand Junction Dos Rios General Improvement District, Grand
Junction, Mesa County, Colorado, Special Revenue Bonds,
Series 2021
4.750 12/01/51 2,364,956
9,855,000 Grandview Reserve Metropolitan District, El Paso County,
Colorado, Limited Tax General Obligation Senior Bonds, Series
2022A and Limited Tax General Obligation Subordinate Bonds,
Series 2022B(3)
6.250 12/01/52 9,770,890

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 3,915,000 Grandview Reserve Metropolitan District, El Paso County,
Colorado, Limited Tax General Obligation Senior Bonds, Series
2022A and Limited Tax General Obligation Subordinate Bonds,
Series 2022B(3)
9.000% 12/15/52 $ 3,915,063
4,930,000 Green Valley Ranch East Metropolitan District 6, Adams
County, Colorado, Limited Tax General Obligation Bonds,
Series 2020A-3
5.875 12/01/50 4,995,158
1,000,000 Green Valley Ranch East Metropolitan District 9 Aurora, Adams
County, Colorado, General Obligation Bonds, Limited Tax
Capital Appropriation Series 2025A
6.500 12/01/55 784,553
1,930,000 (d) Greenspire Metropolitan District 1, Weld County, Colorado,
General Obligation Limited Tax Bonds, Series 2022
5.125 12/01/51 1,738,513
1,327,000 Haskins Station Metropolitan District, Arvada, Colorado,
General Obligation Bonds, Limited Tax Special Revenue
Subordinate Series 2019B
8.750 12/15/49 1,231,324
4,000,000 Hawkview Metropolitan District, Lone Tree, Douglas County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District, Series 2025
5.625 12/01/45 3,994,816
880,000 Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 1,
Series 2024A-2
6.500 12/01/43 903,051
15,810,000 (d) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5.500 12/01/44 15,978,756
4,684,000 Hess Ranch Metropolitan District 6, Parker, Colorado, General
Obligation Bonds, Limited Tax Subordinate Series 2020B
8.000 12/15/49 4,689,917
20,140,000 Hess Ranch Metropolitan District 6, Parker, Colorado,
Limited Tax General Obligation Bonds, Convertible Capital
Appreciation Series 2020A-2
5.750 12/01/49 19,161,412
5,000,000 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-1
5.000 12/01/49 4,849,664
2,334,000 Home Place Metropolitan District, Thornton, Adams County,
Colorado, General Obligation Bonds, Limited Tax Convertible
to Unlimited Tax Series 2020A
5.750 12/01/50 2,353,037
2,500,000 Independence Metropolitan District 3, Elbert County,
Colorado, Limited Tax General Obligation Bonds, Special
Revenue Refunding and Improvement Series 2024A
5.375 12/01/54 2,502,606
1,390,000 Independence Water & Sanitation District, Elbert County,
Colorado, Special Revenue Bonds, Refunding and
Improvement Series 2024
5.125 12/01/33 1,440,844
617,000 Inspiration Metropolitan District, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax, Subordinate Series 2021B
5.000 12/15/36 585,700
1,610,000 Interquest South Business Improvement District, Colorado
Springs, El Paso County, Colorado, Public Improvement Fee
Revenue Bonds, Series 2017
5.000 12/01/47 1,536,029
12,119,000 Jefferson Center Metropolitan District 1, Arvada, Jefferson
County, Colorado, Special Revenue Bonds, Subordinate Series
2020B
5.750 12/15/50 12,137,821
2,510,000 Johnstown North Metropolitan District 2, Johnstown, Colorado,
General Obligation Bonds, Refunding & Improvement Series
2022A
7.000 08/15/52 2,567,914
2,500,000 Jones District Community Authority Board, Centennial,
Colorado, Special Revenue Convertible Capital Appreciaiton
Bonds, Series 2020A
5.750 12/01/50 2,453,546
1,000,000 (d) Kinston Metropolitan District 5, Loveland, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Refunding
and Improvement Series 2025A
5.500 12/01/45 1,013,035
7,470,000 (d) Kinston Metropolitan District 5, Loveland, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Refunding
and Improvement Series 2025A
5.750 12/01/55 7,556,597
2,000,000 (d) Kinston Metropolitan District 5, Loveland, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Refunding and Improvement Series 2025B
8.250 12/15/55 1,965,810

Portfolio of Investments December 31, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 9,000,000 (d) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
6.375% 12/01/49 $ 8,968,407
3,875,000 (d) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
6.625 12/01/56 3,858,622
1,500,000 Lafferty Canyon Metropolitan District, Erie, Colorado, Limited
Tax General Obligation Bonds, Series 2025A
5.625 12/01/55 1,510,323
2,575,000 Lake of the Rockies Metropolitan District, In the Town of
Monument, El Paso County,  Colorado, Subordinate General
Obligation Limited Tax Bonds, Series 2018B
5.000 08/01/48 2,407,279
210,000 Lake of the Rockies Metropolitan District, In the Town of
Monument, El Paso County,  Colorado, Subordinate General
Obligation Limited Tax Bonds, Series 2018B
7.500 08/01/48 210,369
1,000,000 Lakota Pointe Metropolitan District 1, Winter Park, Colorado,
Limited Tax General Obligation Bonds, Series 2025A
6.000 12/01/55 1,020,538
1,080,000 Lanterns Metropolitan District 3, Douglas County, Colorado,
General Obligation Bonds, Limited Tax Series 2023A-1
7.250 12/01/53 1,120,984
2,240,000 Larkridge Metropolitan District No. 2, In the City of Thornton,
Adams County, Colorado, General Obligation, Limited Tax
Convertible to Unlimited Tax, Improvement Bonds, Refunding
Series 2019
5.250 12/01/48 2,188,555
10,000,000 (d) Ledge Rock Center Commercial Metropolitan District (In the
Town of Johnstown, Weld County, Colorado), Limited Tax
General Obligation Bonds, Series 2022
7.375 11/01/52 10,506,096
3,050,000 Ledge Rock Center Residential Metropolitan District 1, Weld
County, Colorado, Limited Tax General Obligation Bonds,
Series 2024A
6.375 12/01/54 3,099,279
605,000 Ledge Rock Center Residential Metropolitan District 1, Weld
County, Colorado, Subordinate Limited Tax General Obligation
Bonds, Series 2024B
8.750 12/15/54 604,856
1,875,000 Legacy Community Authority, Wheat Ridge, Colorado, Limited
Tax Supported Revenue Bonds, Series 2025A
6.750 12/01/55 1,899,343
6,000,000 Legato Community Authority, Colorado, Commerce City
Colorado Limited Tax Supported Revenue Bonds District 12 3
& 7 Convertible Capital Appreciation Series 2021A-2
5.000 12/01/51 4,727,714
1,355,000 Legato Community Authority, Colorado, Commerce City
Colorado Limited Tax Supported Revenue Bonds District 12 3
& 7 Series 2021A-1
5.000 12/01/41 1,258,072
2,060,000 Legato Community Authority, Colorado, Commerce City
Limited Tax Supported Revenue Bonds District 12 3 & 7 Series
2021A-1
5.000 12/01/46 1,817,609
2,269,000 Legato Community Authority, Colorado, Commerce City
Limited Tax Supported Revenue Bonds District 12 3 & 7 Series
2021B
8.250 12/15/51 2,257,766
5,585,000 Mayberry Community Authority, Colorado Springs, El Paso
County, Colorado, Special Revenue Bonds, Series 2021A
5.000 04/15/51 4,981,035
5,000,000 (d) Mayberry Springs Community Authority, El Paso County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Series 2025
7.125 12/01/45 5,043,143
1,165,000 Mayfield Metropolitan District, Thornton, Colorado, General
Oblgation Bonds, Limited Tax Series 2020A
5.750 12/01/50 1,174,502
1,460,000 Mead Western Meadows Metropolitan District, Colorado,
General Obligation Limited Tax Bonds, Refunding Series 2018
5.000 12/01/47 1,427,904
1,964,000 Meadowbrook Crossing Metropolitan District, EL Paso County,
Colorado, General Obligation Limited Tax Bonds, Refunding
Series 2020A
5.250 12/01/49 1,926,864
1,695,000 Meridian Ranch Metropolitan District 2018, Subdistrict, El Paso
County, Colorado, General Obligation Limited Tax Bonds,
Series 2022
6.750 12/01/52 1,738,471
3,145,000 (d) Mineral Business Improvement District, Arapahoe County,
Colorado, General Obligation and Special Revenue Bonds,
Limited Tax Series 2024A
5.750 12/01/54 3,166,928
10,000 Mountain Shadows Metropolitan District, Colorado, General
Obligation Limited Tax Bonds,  Series 2016B
7.500 12/15/46 10,000

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 2,096,000 Mountain Shadows Metropolitan District, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2015
5.500% 12/01/44 $ 2,096,663
962,000 Mountain Sky Metropolitan District, Fort Lupton, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A
5.000 12/01/49 917,917
386,000 Mountain Sky Metropolitan District, Fort Lupton, Weld County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2020B
7.625 12/15/49 386,469
3,365,000 Mulberry Metropolitan District 2, Fort Collins, Colorado,
Limited Tax General Obligation Bonds, Series 2022A
7.000 12/01/52 3,446,478
2,500,000 Mulberry Metropolitan District 2, Fort Collins, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series
2022B
9.000 12/15/52 2,495,510
3,600,000 (d) Murphy Creek Metropolitan District 2, Arapahoe County,
Colorado, General Obligation Bonds, Convertible to Unlimited
Tax, Limited Tax Series 2024A
6.000 12/01/54 3,606,651
2,145,000 Murphy Creek Metropolitan District 5 (In the City of Aurora,
Arapahoe County, Colorado), General Obligation Limited Tax
Bonds, Series 2022A and Subordinate General Obligation
Limited Tax Bonds, Series 2022B(3)
6.000 12/01/52 2,033,867
225,000 North Pine Vistas Metropolitan District 3, Castle Pines, Douglas
County, Colorado, Limited Tax General Obligation Bonds,
Subordinate Series 2021B - AGM Insured
4.625 12/15/51 200,247
1,516,000 North Range Metropolitan District 2, Adams County, Colorado
, Limited Tax General Obligation Bonds, Refunding Special
Revenue & Improvement Series 2017A
5.625 12/01/37 1,516,256
4,000,000 North Range Metropolitan District 3, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3
5.250 12/01/50 4,014,503
9,710,000 (e) North Vista Highlands Metropolitan District 3, Pueblo County,
Colorado, Limited Tax General Obligation Bonds, Series 2020
5.125 12/01/49 8,265,584
2,000,000 Northfield Metropolitan District 2, Fort Collins, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A
5.000 12/01/50 1,777,734
865,000 Northfield Metropolitan District 2, Fort Collins, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2020B
7.500 12/15/50 865,827
2,050,000 (d) Old Towne Metropolitan District, Douglas County, Colorado,
General Obligation Bonds, Refunding and Improvement
Limited Tax Series 2024
6.000 12/01/53 1,962,593
3,305,000 Orchard Park Place North Metropolitan District, Westminster,
Colorado, Limited Tax General Obligation Bonds, Series 2019A
5.250 12/01/48 3,117,523
611,000 Orchard Park Place North Metropolitan District, Westminster,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2019B
7.750 12/15/48 611,811
3,250,000 (d) Orchard Park Place South Metropolitan District, Adams County,
Colorado, General Obligation Bonds, Limited Tax Series 2024
6.000 12/01/54 3,256,005
1,000,000 Overlook Metropolitan District, Parker, Douglas County,
Colorado, General Obligation Limited Tax Bonds, Refunding
Subordinate Series 2021B-3
5.500 12/15/51 916,017
3,445,000 Overlook Park Metropolitan District, Routt County, Colorado,
General Obligation Bonds, Limited Tax Senior Series 2023A
7.250 12/01/53 3,489,754
42,040,000 (e) Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019
5.000 12/01/49 38,062,722
1,995,000 (d) Palisade Metropolitan District 2, Broomfield County, Colorado,
General Obligation Limited Tax Bonds, Refunding Subordinate
Convertible Capital Appreciation Series 2024B
5.875 12/15/54 1,904,441
1,360,000 (d) Palisade Metropolitan District 2, Broomfield County, Colorado,
General Obligation Limited Tax Bonds, Second Subordinate
Series 2024C
8.000 12/15/37 1,370,502
1,863,000 Palisade Park West Metropolitan District, Broomfield County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2024B
7.000 12/15/54 1,865,285
3,670,000 (d) Parkdale Community Authority, Erie County, Colorado, Limited
Tax Supported Convertible Capital Appreciation Revenue
Bonds, District 2, Series 2024A
7.750 12/01/53 3,169,658

Portfolio of Investments December 31, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,392,000 (d) Parkdale Community Authority, Erie County, Colorado, Limited
Tax Supported Convertible Capital Appreciation Revenue
Bonds, District 2, Series 2024A
9.000% 12/15/53 $ 1,392,124
1,283,000 (i) Parker Automotive Metropolitan District (In the Town of Parker,
Colorado), General Obligation Bonds, Refunding Series 2016,
(Pre-refunded 12/01/26)
5.000 12/01/45 1,310,714
2,650,000 Parterre Metropolitan District 5, Thornton, Adams County,
Colorado, General Obligation Limited Tax Bonds, Series 2025A
6.125 12/01/55 2,779,805
1,450,000 Parterre Metropolitan District 5, Thornton, Adams County,
Colorado, General Obligation Limited Tax Bonds, Series 2025B
8.375 12/15/55 1,448,703
1,500,000 (d) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A
5.000 12/01/41 1,389,736
4,600,000 (d) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A
5.000 12/01/51 3,916,078
1,652,000 (d) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2021B
7.625 12/15/51 1,653,135
8,060,000 Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series
2022A-1
7.500 12/01/52 8,165,859
54,535,000 Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Convertible Capital
Appreciation Bonds, Series 2022A-2
8.000 12/01/52 37,786,849
2,700,000 Pinery Commercial Metropolitan District 2, Douglas County,
Colorado, Special Revenue Bonds, Series 2025
5.750 12/01/54 2,686,319
5,035,000 Pinon Pines Metropolitan District No. 3, El Paso County,
Colorado, General Obligation Limited Tax Convertible Capital
Appreciation Bonds, Series 2025
5.875 12/01/54 4,571,545
9,532,000 Pioneer Community Authority Board (Weld County, Colorado),
Special Revenue Bonds, Series 2022
6.500 12/01/34 9,325,178
2,000,000 (d) Plaza Metropolitan District 1, Lakewood, Colorado, Tax
Increment Revenue Bonds, Refunding Series 2013
5.000 12/01/40 2,000,696
980,000 Poudre Heights Valley Metropolitan District, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2024A
5.500 12/01/54 926,405
2,950,000 Powers Metropolitan District In the City of Colorado Springs, El
Paso County, Colorado, Limited Tax General Obligation Bonds,
Series 2018
5.375 12/01/48 2,804,489
1,855,000 (d) Prairie Center Metopolitan District No. 3, In the City of
Brighton, Adams County, Colorado, Limited Property Tax
Supported Primary Improvements Revenue Bonds, Refunding
Series 2017A
5.000 12/15/41 1,856,567
3,315,000 Prairie Center Metropolitan District No. 3, In the City of
Brighton, Adams County, Colorado, Limited Property Tax
Supported Primary Improvements Revenue Bonds, Series
2024A
5.875 12/15/46 3,457,579
7,237,000 (d) Prairie Song Metropolitan District 4, Windsor, Colorado,
Limited Tax General Obligation Bonds, Series 2021
6.000 12/01/51 7,184,792
500,000 Pronghorn Valley Metropolitan District, Aurora, Colorado,
Limited Tax General Obligatoin Bonds, Subordinate Series
2021B
7.250 12/15/51 500,413
9,890,000 Raindance Metropolitan District 1, Acting by and through its
Water Activity Enterprise In the Town of Windsor, Weld County,
Colorado, Non-Potable Water Enterprise Revenue Bonds,
Series 2020
5.250 12/01/50 9,604,937
515,000 Range View Estates Metropolitan District, Mead, Weld County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2020B
7.750 12/15/49 515,966
18,000,000 (d) Reagan Ranch Metropolitan District 1, Colorado Springs,
Colorado, General Obligation Bonds, Limited Tax & Special
Revenue, Series 2025
6.125 12/01/54 17,900,095
12,890,000 Reagan Ranch Metropolitan District 1, Colorado Springs,
Colorado, General Obligation Bonds, Limited Tax Series
2021-3
5.375 12/01/51 11,526,788

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 5,340,000 Reata South Metropolitan District, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Refunding Series 2018
5.500% 12/01/47 $ 5,364,802
1,000,000 Red Barn Metropolitan District, Mead, Colorado, Weld County,
Colorado, General Obligation Bond, Limited Tax Convertible to
Unlimited Tax, Refunding and Improvement, Series 2025A
5.500 12/01/55 1,005,441
675,000 Red Barn Metropolitan District, Mead, Colorado, Weld County,
Colorado, General Obligation Bond, Subordinate Limited Tax
Series 2025B
7.875 12/15/55 674,671
15,915,000 Redtail Ridge Metropolitan District, City of Louisville, Boulder
County, Colorado, General Obligation Limited Tax Capital
Appreciation Turbo Bonds, Series 2025
0.000 12/01/32 10,009,921
3,105,000 Regency Metropolitan District, Douglas County, Colorado,
General Obligation Limited Tax Bonds, Refunding Series 2019
5.000 12/01/46 3,067,564
2,289,000 Remuda Ranch Metropolitan District, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A
5.000 12/01/50 1,919,086
4,957,000 Reserve Metropolitan District 2, Mount Crested Butte,
Colorado, Limited Tax General Obligation Bonds, Refunding
Series 2016A
5.000 12/01/45 4,801,589
1,325,000 Reserve Metropolitan District 2, Mount Crested Butte,
Colorado, Limited Tax General Obligation Bonds, Series 2016B
5.125 12/01/45 1,303,755
238,000 Richards Farm Metropolitan District, Colorado, Limited Tax
General Obligation Bonds, Subordinate Series 2019B
6.500 12/15/49 238,328
7,241,000 (d) Ridge at Johnstown Metropolitan District 8, Larimer County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Series 2024
5.875 12/01/44 6,936,842
2,500,000 Riverpark Metropolitan District, Arapahoe County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Series 2024
6.375 12/01/54 2,555,310
500,000 Riverview Metropolitan District, Steamboat Springs, Routt
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Tax Refunding Series 2021
5.000 12/01/51 443,338
6,345,000 Riverwalk Metropolitan District 2, Glendale, Arapahoe County,
Colorado, Special Revenue Bonds, Series 2022A
5.000 12/01/52 5,445,555
1,295,000 Rock Metropolitan District, El Paso County, Colorado, Limited
Tax General Obligation Bonds, Series 2025A
5.625 12/01/54 1,292,930
550,000 Rock Metropolitan District, El Paso County, Colorado, Limited
Tax General Obligation Bonds, Series 2025B
7.875 12/15/54 550,615
2,625,000 RRC Metropolitan District 2, Jefferson County, Colorado,
Limited Tax General Obligation Bonds, Series 2021
5.250 12/01/51 2,339,374
5,000,000 Sagebrush Farm Metropolitan District 1, Aurora, Adams
County, Colorado, General Obligation Limited Tax Bonds,
Series 2022A
6.750 12/01/52 5,176,261
10,000,000 Sagebrush Farm Metropolitan District 1, Aurora, Adams
County, Colorado, General Obligation Limited Tax Bonds,
Subordinate Series 2024
8.000 12/15/54 9,991,633
2,861,000 (d) Saint Vrain Lakes Metropolitan District 4, Weld County,
Colorado, General Obligation Bonds, Firestone Subordinate
Limited Tax Series 2024B
8.750 09/20/54 2,860,921
2,132,000 Siena Lake Metropolitan District, Gypsum, Colorado, General
Obligation Limited Tax Bonds, Series 2021
3.750 12/01/41 1,730,054
7,341,000 Siena Lake Metropolitan District, Gypsum, Colorado, General
Obligation Limited Tax Bonds, Series 2021
4.000 12/01/51 5,380,427
1,025,000 Silver Leaf Metropolitan District, Jefferson County, Colorado,
General Obligation Limited Tax Bonds, Series 2021A-3
5.250 12/01/50 926,424
247,000 Silver Peaks Metropolitan District No. 2, In the Town of
Lochbuie, Weld County, Colorado, Limited Tax General
Obligation Subordinate Bonds, Series 2018B
7.250 12/15/47 247,388
2,015,000 Silverstone Metropolitan District 3, Weld County, Colorado,
General Obligation and Special Revenue Bonds, Limited Tax
Series 2023
7.750 12/01/45 2,056,236
2,000,000 (d) Sky Ranch Community Authority Board (Arapahoe County,
Colorado), Limited Tax Supported District No. 3 Senior Bonds
(Tax-Exempt Fixed Rate), Series 2022A and Subordinate Bonds
(Tax-Exempt Fixed Rate), Series 2022B(3)
5.750 12/01/52 2,025,413

Portfolio of Investments December 31, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 550,000 Sky Ranch Community Authority Board, Arapahoe County,
Colorado, Limited Tax Supported District 1 Revenue Bonds,
Subordinate Series 2024B
6.500% 12/15/54 $ 549,505
835,000 (d) Sojourn at Idlewild Metropolitan District, Grand County,
Colorado, Limited Tax General Obligation Bonds, Winter Park
Series 2025A
6.125 12/01/55 858,907
987,000 South Timnath Metropolitan District No. 1,  In the Town of
Timnath, Larimer County, Colorado, Limited Tax General
Obligation Bonds, Series 2019A
5.500 12/01/48 817,200
2,208,000 South Timnath Metropolitan District No. 1,  In the Town of
Timnath, Larimer County, Colorado, Subordinate Limited Tax
General Obligation Bonds, Series 2019B
8.000 12/15/48 1,888,084
5,800,000 Southwest Timnath Metropolitan District 4, Timnath, Larimer
County, Colorado, Limited Tax General Obligation Bonds,
Series 2017A
5.375 12/01/47 5,800,493
1,105,000 Southwest Timnath Metropolitan District 4, Timnath, Larimer
County, Colorado, Limited Tax General Obligation Bonds,
Subordinate Series 2017B
7.750 12/15/47 1,104,993
500,000 Spring Valley Metropolitan District 4, Elbert County, Colorado,
Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2020A
5.000 12/01/40 485,316
2,500,000 (d),(h) St. Vrain Lakes Metropolitan District 4, Weld County, Colorado,
General Obligation Bonds, Firestone Convertible Capital
Appreciation Limited Tax Series 2024A
0.000 09/20/54 1,768,750
1,325,000 St. Vrain Lakes Metropolitan District No. 2, Weld County,
Colorado, Limited Tax General Obligation Bonds, Refunding
and Improvement Series 2024B
6.375 11/15/54 1,321,173
5,750,000 (d) STC Metropolitan District 2, Superior, Boulder County,
Colorado, Limited Tax General Obligation and Special Revenue
Bonds, Refunding Second Lien Series 2025A-2
6.250 12/01/55 5,788,192
5,075,000 (d) STC Metropolitan District 2, Superior, Boulder County,
Colorado, Subordinate Limited Tax General Obligation and
Special Revenue Bonds, Refunding & improvement Series
2025B
8.000 12/15/55 5,086,038
16,000,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 3, Series 2022
6.750 12/01/53 16,836,475
1,100,000 (d) Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 4 Subdistrict B, Refunding & Improvement
Series 2024A
5.750 12/01/54 1,106,419
2,624,000 (d) Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 4 Subdistrict B, Refunding & Improvement
Subordinate Series 2024B
8.250 12/15/54 2,621,824
3,352,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Special Improvement Revenue Bonds, Special
District 1, Series 2024
5.625 12/01/43 3,435,380
5,000,000 Sterling Ranch Metropolitan District 1, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2020
5.125 12/01/50 4,797,621
5,060,000 (d) Sterling Ranch Metropolitan District 1, El Paso County,
Colorado, General Obligation Limited Tax Convertible Capital
Appreciation Bonds, Series 2025
7.000 09/01/55 3,605,541
11,750,000 Sterling Ranch Metropolitan District 2, El Paso County,
Colorado, General Obligation Bonds, Limited Tax Convertible
Capital Appreciation Series 22
5.750 12/01/51 11,928,633
7,500,000 (e) Stone Ridge Metropolitan District 2, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited, Series
2007
7.250 12/01/31 225,000
2,160,000 Sunlight Metropolitan District, Steamboat Springs, Colorado,
Limited Tax General Obligation Bonds, Series 2020
5.000 12/01/50 2,035,913
188,000 The Village at Dry Creek Metropolitan District No. 2, In the City
of Thornton, Adams County, Colorado, Limited Tax General
Obligation and Special Revenue Bonds, Series 2019
4.375 12/01/44 185,109

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,275,000 (d) Third Creek Metropolitan District 1, Commerce City, Colorado,
Limited Tax General Obligation Bonds, Series 2022A-1
4.750% 12/01/51 $ 1,003,102
875,000 Trails at Crowfoot Metropolitan District 3, Parker, Colorado,
Limited Tax General Obligation Bonds, Refunding Series 2024B
6.875 12/15/52 875,869
3,400,000 Transport Metropolitan District 3, In the City of Aurora,
Adams County, Colorado, General Obligation Limited Bonds,
Convertible Capital Appreciation Series 2021A-2
5.500 12/01/51 2,884,764
7,200,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5.000 12/01/41 6,288,051
9,985,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5.000 12/01/51 7,813,810
3,000,000 (d) Triview Metropolitan District 4, El Paso County, Colorado,
General Obligation Bonds, Limited Tax Series 2018
5.750 12/01/48 3,010,777
1,548,000 Two Bridges Metropolitan District, Douglas County, Colorado,
General Obligation Limited Tax Bonds, Series 2018A
5.625 08/01/48 1,550,748
1,250,000 (d) Vail Home Partners Corporation, Colorado, Housing Facilities
Revenue Bonds, Series 2025
5.875 10/01/55 1,272,228
5,750,000 (d) Vail Home Partners Corporation, Colorado, Housing Facilities
Revenue Bonds, Series 2025
6.000 10/01/64 5,869,227
9,500,000 (e) Valagua Metropolitan District, Eagle County, Colorado, General
Obligation Limited Tax Bonds, Series 2008
2.325 12/01/37 1,900,000
15,555,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5.500 12/01/48 14,898,371
5,000,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Convertible Capital
Appreciation Series 2020A-2
6.000 12/01/50 4,319,264
8,000,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-1
5.375 12/01/50 7,581,896
5,275,000 (d) Ventana Metropolitan District, El Paso County, Colorado,
General Obligation Bonds, Limited Tax Refunding and
Improvement Series 2023A
6.500 09/01/53 5,439,441
6,500,000 (h) Verve Metropolitan District 1, Jefferson County and the City
and County of Broomfield, Colorado, General Obligation
Bonds, Convertible Capital Appreciation Improvement Series
2024A
0.000 12/01/54 4,737,701
3,570,000 Verve Metropolitan District 1, Jefferson County and the City
and County of Broomfield, Colorado, General Obligation
Bonds, Improvement Limited Tax Series 2023
6.750 12/01/52 3,623,612
1,356,000 (d) Village at Southgate Metropolitan District, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2018A
5.625 12/01/48 1,359,979
154,000 (d) Village at Southgate Metropolitan District, Adams County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2018B
7.750 12/15/40 154,454
1,545,000 Village East Metropolitan District 3, Weld County, Colorado,
General Obligation Limited Tax Bonds, Series 2017A
5.000 12/01/46 1,471,004
23,000 Village East Metropolitan District 3, Weld County, Colorado,
General Obligation Limited Tax Bonds, Subordinate Series
2017B
7.750 12/15/46 23,000
1,210,000 Village Metropolitan District In the Town of Avon, Eagle County,
Colorado, Special Revenue and Limited Property Tax Bonds,
Improvement Series 2025A
5.750 12/01/55 1,221,378
12,435,000 Villages at Johnstown Metropolitan District 7, Johnstown,
Colorado, Limited Tax General Obligation Bonds, Series
2022A(3)
6.250 12/01/52 12,218,377
2,248,000 Waterfall Metropolitan District 1, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Refunding Senior Series
2022A
5.250 12/01/52 2,093,225
3,000,000 Waterfront At Foster Lake Metropolitan District 2, Weld County,
Colorado, Limited Tax Senior General Obligation Bonds, Series
2022A3-1
5.000 12/01/51 2,393,719
500,000 Waterfront at Foster Lake Metropolitan District 2, Weld County,
Colorado, Special Revenue Bonds, Series 2022
4.625 12/01/28 458,446

Portfolio of Investments December 31, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 3,000,000 Waterview II Metropolitan District, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2022A
5.000% 12/01/51 $ 2,904,705
2,200,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6.250 12/01/32 2,225,408
21,650,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6.750 12/01/52 21,771,731
40,050,000 (d) West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2024A-2
8.000 12/01/54 26,170,985
10,895,000 (d) West Globeville Metropolitan District 1, Denver, Colorado,
Special Assessment Revenue Bonds, Special Improvement
District 1, Series 2024
5.750 12/01/44 10,836,853
1,257,000 Westcreek Metropolitan District 2, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2019A
5.375 12/01/48 1,243,720
1,000,000 Westerly Metropolitan District 4, Weld County, Colorado,
General Obligation Limited Tax Bonds, Convertible Capital
Appreciation Bonds, Series 2021A-2
5.750 12/01/50 947,760
5,347,000 Westgate Metropolitan District, Colorado Springs, El Paso
County, Colorado, General Obligation Limited Tax Bonds,
Series 2022
5.125 12/01/51 4,644,234
1,895,000 Westview Metropolitan District, Weld County, Colorado,
General Obligation Limited Tax Bonds, Series 2019A
5.125 12/01/49 1,781,525
313,000 Westview Metropolitan District, Weld County, Colorado,
General Obligation Limited Tax Bonds, Subordinate Series
2019B
7.750 12/15/49 313,464
2,100,000 (d) Westwood Metropolitan District, Thornton, Adams County,
Colorado, Limited Tax General Obligation Bonds, Senior Series
2021A
4.000 12/01/51 1,798,149
2,780,000 White Buffalo Metropolitan District 3, Adams County, Colorado,
Limited Tax General Obligation bonds, Convertible to
Unlimited Tax Bonds, Series 2020
5.500 12/01/50 2,783,411
756,000 Willow Bend Metropolitan District, City of Thornton, Adams
County, Colorado, Limited Tax General Obligation Bonds,
Subordinate Series 2019B
7.625 12/15/49 757,054
24,610,000 (d) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Convertible Capital
Appreciation Series 2021A-2
4.625 12/01/51 17,200,776
18,500,000 (d) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4.125 12/01/51 13,997,444
3,265,000 Windshire Park Metropolitan District 2, Windsor, Weld County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2017A
6.500 12/01/47 3,341,938
1,635,000 Windshire Park Metropolitan District 2, Windsor, Weld County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2017B
7.750 12/15/47 1,649,876
3,272,000 Windsor Highlands Metropolitan District 9, Windsor, Larimer
County, Colorado, Limited Tax Supported Revenue Bonds,
Series 2019
5.000 12/01/39 3,259,806
9,315,000 Windsor Highlands Metropolitan District 9, Windsor, Larimer
County, Colorado, Limited Tax Supported Revenue Bonds,
Series 2019
5.000 12/01/49 8,389,009
1,185,000 (d) Winsome Metropolitan District No. 3, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2021A
5.125 12/01/50 1,054,917
1,500,000 Woodmen Heights Metropolitan District 2, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Refunding
Subordinate Series 2020B-2
7.500 12/15/40 1,509,794
TOTAL COLORADO 1,671,708,589

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONNECTICUT - 0.2%
$ 6,115,000 (g) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Connecticut Children's Medical Center and
Subsidiaries, Series 2023E, (UB)
4.250% 07/15/53 $ 5,722,174
1,000,000 (d) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Healthcare Facility Expansion Church Home of
Hartford Inc. Project, Series 2016A
5.000 09/01/46 957,108
5,355,000 (g) Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2024A, (UB)
4.600 11/15/49 5,284,868
4,201,111 (d) Mohegan Tribe of Indians of Connecticut, Gaming Authority
Priority Distribution Payment Public Improvement Bonds, Series
2015A
6.750 02/01/45 4,234,157
1,700,000 Stamford Housing Authority, Connecticut, Revenue Bonds,
Mozaic Concierge Living Project, Series 2025A
6.250 10/01/60 1,695,765
3,300,000 (d) Steel Point Infrastructure Improvement District, Connecticut,
Special Obligation Revenue Bonds, Steelpointe Harbor Project,
Series 2024
6.000 04/01/52 3,513,831
TOTAL CONNECTICUT 21,407,903
DELAWARE - 0.1%
6,116,000 (d) Millsboro, Delaware, Special Obligation Bonds, Plantation
Lakes Special Development District, Series 2018
5.250 07/01/48 5,970,113
1,800,000 (d) Milton, Delaware, Special Obligation Bonds, Granary Farm
Special Development District, Series 2024
5.950 09/01/53 1,823,711
1,260,000 Wilmington, Delaware, Multifamily Rental Housing Revenue
Bonds, Lincoln Towers Associates, LLC Project, Series 2011A
and Series 2011B
8.250 07/15/48 1,260,945
TOTAL DELAWARE 9,054,769
DISTRICT OF COLUMBIA - 2.6%
346,045,000 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006A
0.000 06/15/46 77,849,259
19,709,000 (d) District of Columbia, Revenue Bonds, Saint Paul on Fouth
Street, Inc., Series 2019A
5.250 05/15/55 16,653,169
25,000 District of Columbia, Washington, D.C., Revenue Bonds,
Ingleside at Rock Creek Project, Series 2017A
5.000 07/01/37 25,197
90,205,000 (g) Metropolitan Washington Airports Authority, Virginia, Dulles
Toll Road Revenue Bonds, Capital Appreciation, Second Senior
Lien Series 2010A - BAM Insured, (UB)
0.000 10/01/37 53,674,925
1,010,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series
2019B
4.000 10/01/44 939,651
53,245,000 (g) Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series
2019B, (UB)
4.000 10/01/44 49,536,331
15,165,000 (g) Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series
2019B, (UB)
4.000 10/01/49 13,429,877
44,865,000 (g) Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series
2019B, (UB)
4.000 10/01/53 38,853,502
8,000,000 (g) Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
Improvement Projects, Refunding Second Senior Lien Series
2022A - AGM Insured, (UB)
4.000 10/01/52 7,109,866
2,450,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien Series 2009B - AGC
Insured
0.000 10/01/27 2,328,613

Portfolio of Investments December 31, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DISTRICT OF COLUMBIA (continued)
$ 2,055,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien Series 2009B - AGC
Insured
0.000% 10/01/36 $ 1,387,491
7,000,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital
Appreciation, Second Senior Lien Series 2010B
6.500 10/01/44 7,458,726
5,385,000 (g) Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2019A, (AMT)
5.000 10/01/49 5,424,206
17,835,000 (g) Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2021A, (AMT), (UB)
4.000 10/01/51 15,818,732
12,345,000 (g) Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2023A, (AMT), (UB)
4.500 10/01/53 11,785,415
12,025,000 (g) Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2024A, (AMT), (UB)
5.250 10/01/49 12,502,234
10,000,000 (g) Washington Metropolitan Area Transit Authority, Dedicated
Revenue Bonds, Green Series 2023A, (UB)
4.125 07/15/47 9,463,161
TOTAL DISTRICT OF COLUMBIA 324,240,355
FLORIDA - 14.8%
1,495,000 A.H. at Turnpike South Community Development District,
Miami-Dade County, Florida, Special Assessment Bonds, Phase
1 Project, Series 2015
6.250 11/01/46 1,627,600
3,100,000 Academical Village Community Development District, Davie,
Florida, Special Assessment Revenue Bonds, Series 2020
4.000 05/01/51 2,605,311
32,215,000 (d) Alachua County Health Facilities Authority, Florida, Health
Facilities Revenue Bonds, Terraces at Bonita Springs Project,
Refunding Series 2022A
5.000 11/15/61 23,592,813
4,920,000 (g) Alachua County Health Facilities Authority, Florida, Health
Facilties Revenue Bonds, Shands Teaching Hospital & Clinics,
Inc. at the University of Florida Project, Series 2019A
4.000 12/01/49 4,349,986
2,210,000 (d) Amelia Walk Community Development District, Florida, Special
Assessment Bonds, Area 3-B Series 2018A
5.250 11/01/39 2,277,166
3,700,000 (d) Amelia Walk Community Development District, Florida, Special
Assessment Bonds, Area 3-B Series 2018A
5.375 11/01/49 3,729,713
1,750,000 Angeline Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Area 1 Project,
Series 2025
5.750 05/01/56 1,760,699
1,205,000 (d) Antillia Community Development District, Florida, Special
Assessment Revenue Bonds, Project Series 2024
5.875 05/01/54 1,224,301
2,000,000 (d) Arbors Community Development District, Florida, Revenue
Bonds, Capital Improvement 2023 Project Area Series 2023
5.625 05/01/53 2,064,626
1,495,000 (d) Arbors Community Development District, Florida, Revenue
Bonds, Capital Improvement 2024 Project Area Series 2024
5.500 05/01/55 1,506,304
1,555,000 Arborwood Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien
Series 2018A-2
5.000 05/01/36 1,587,720
1,000,000 (d) Armstrong Community Development District, Clay County,
Florida, Special Assessment Revenue Bonds, Series 2017A
5.125 11/01/48 996,094
1,925,000 Avalon Groves Community Development District, Florida,
Special Assessment Bonds, Area 2 Project, Series 2017A-1
6.000 05/01/48 2,012,062
2,925,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 2 Project,
Series 2016
5.250 05/01/47 2,928,740
1,145,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 3 Project,
Series 2018
5.300 05/01/39 1,181,845
1,940,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 3 Project,
Series 2018
5.375 05/01/49 1,956,802
750,000 (d) Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Phase 3 Master Improvements
Project, Series 2021
3.125 05/01/41 618,133

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,000,000 (d) Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Phase 3 Master Improvements
Project, Series 2021
4.000% 05/01/52 $ 808,040
1,790,000 (d) Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Phase 4 Master Improvement
Project, Series 2023
5.500 05/01/53 1,800,568
1,250,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Phase 5 Master Improvement
Project, Series 2025
5.600 05/01/56 1,245,039
5,110,000 Avenir Community Development District, Palm Beach
Gardens, Florida, Special Assessment Bonds, Area 3 - Master
Infrastructure Project, Series 2023
5.625 05/01/54 5,117,122
1,675,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2018
Project Series 2018
5.000 11/01/48 1,679,538
4,250,000 Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2021
Project Series 2021
3.200 05/01/41 3,633,088
8,235,000 Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2022
Project Series 2022
5.000 05/01/53 7,925,795
570,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 2B, Series 2018
5.000 11/01/39 588,029
935,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 2B, Series 2018
5.000 11/01/49 939,490
2,250,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 3A, Series 2018
5.000 11/01/39 2,321,166
3,470,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 3A, Series 2018
5.125 11/01/49 3,498,035
1,460,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 3A, Series 2018
5.125 11/01/51 1,471,599
480,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 4, Series 2018
5.000 11/01/39 495,182
1,560,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 4, Series 2018
5.125 11/01/49 1,574,230
2,575,000 Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, Series
2015
5.250 11/01/46 2,575,384
1,985,000 Ballentrae Hillsborough Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Series 2014
5.500 11/01/44 1,985,880
2,285,000 Balm Grove Community Development District, Florida, Special
Assessment Bonds, 2022 Project, Series 2022
4.125 11/01/51 1,919,908
4,360,000 Bannon Lakes Community Development District, Saint Johns
County, Florida, Special Assessment Revenue Bonds, Series
2016
5.000 11/01/48 4,316,509
4,310,000 Banyan Cay Community Development District, West Palm
Beach, Florida, Special Assessment Bonds, 2020-1
4.000 11/01/51 3,556,332
905,000 Bartram Park Community Development District, Florida,
Special Assessment Bonds, Refunding Subordinate Lien Series
2015A-2
5.000 05/01/35 905,533
1,230,000 Bay County, Florida, Educational Facilities Revenue Refunding
Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A
5.000 09/01/45 1,229,935
4,050,000 Bay County, Florida, Educational Facilities Revenue Refunding
Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A
5.000 09/01/48 4,039,892
8,380,000 Beach Road Golf Estates Community Development District,
Bonita Springs, Florida, Special Assessment Bonds Series 2015
5.000 11/01/46 8,243,492

Portfolio of Investments December 31, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 45,000 Beacon Lakes Community Development District, Florida,
Special Assessment Bonds, Subordinate Lien Series 2007B
6.200% 05/01/38 $ 45,063
1,755,000 (d) Beaumont Communit Development District 1, City of
Wildwood, Florida, Special Assessment Bonds, Series 2019 A-1
5.500 11/01/39 1,821,771
1,725,000 (d) Beaumont Communit Development District 2, City of
Wildwood, Florida, Special Assessment Bonds, Series 2019
6.375 11/01/49 1,776,983
2,975,000 Bellagio Community Development District, Hialeah, Florida,
Special Assessment Bonds, Series 2013
6.500 11/01/43 3,111,511
150,000 Belmond Reserve Community Development District, Florida,
Hillsborough County Special Assessment Revenue Bonds Area
2 Series 2023
5.500 11/01/52 154,751
1,000,000 Belmont Community Development District, Florida, Capital
Improvement Revenue Bonds, Phase 1 Project, Series 2013A
6.500 11/01/43 1,098,064
695,000 Belmont Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A
5.375 11/01/36 708,507
1,130,000 Belmont Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A
5.500 11/01/46 1,139,925
1,115,000 (d) Berry Bay II Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, 2024
Project Series 2024
5.450 05/01/54 1,092,823
3,000,000 Black Creek Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Project 2020 Series
2022
5.625 06/15/52 3,083,739
16,450,000 Boggy Creek Improvement District, Orlando, Florida, Special
Assessment Revenue Bonds, Refunding Series 2013
5.125 05/01/43 16,451,921
1,785,000 (d) Boyette Park Community Development District, Florida, Special
Assessment Bonds, Series 2018
5.000 05/01/38 1,812,222
2,975,000 (d) Boyette Park Community Development District, Florida, Special
Assessment Bonds, Series 2018
5.125 05/01/48 2,979,596
1,790,000 Boynton Village Community Development District, Florida,
Special Assessment Bonds, Series 2007-A1
5.750 05/01/37 1,791,811
3,500,000 (d) Bradbury Community Development District, Haines City,
Florida, Special Assessment Bonds, Series 2023
5.250 05/01/43 3,581,163
5,005,000 (d) Bradbury Community Development District, Haines City,
Florida, Special Assessment Bonds, Series 2023
5.500 05/01/53 5,052,638
3,510,000 (g) Brevard County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Health First Obligated Group, Series 2022A,
(UB)
4.000 04/01/52 3,093,690
1,000,000 (d) Brookstone Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area Two Series 2022
5.500 05/01/42 1,033,061
1,910,000 (d) Brookstone Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area Two Series 2022
5.625 05/01/52 1,937,745
18,380,000 (g) Broward County, Florida, Airport System Revenue Bonds,
Series 2019A, (AMT), (UB)
4.000 10/01/44 17,099,780
5,000,000 (g) Broward County, Florida, Tourist Development Tax Revenue
Bonds, Convention Center Expansion Project, Series 2021, (UB)
4.000 09/01/51 4,431,450
18,590,000 (g) Broward County, Florida, Tourist Development Tax Revenue
Bonds, Convention Center Expansion Project, Series 2021 -
BAM Insured, (UB)
4.000 09/01/51 16,911,691
2,000,000 (d) Buckhead Trails Community Development District, Manatee
County Florida, Special Assessment Bonds, 2022 Project Series
2022
5.750 05/01/52 2,038,210
1,180,000 Buckhead Trails Community Development District, Manatee
County, Florida, Special Assessment Bonds, 2024 Project Series
2024
5.875 05/01/54 1,184,118
1,315,000 Bullfrog Creek Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2017
5.125 11/01/38 1,333,623
1,910,000 Bullfrog Creek Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2017
5.250 11/01/47 1,917,289
6,830,000 (d) Cape Coral Health Facilities Authority, Florida, Senior Housing
Revenue Bonds, Gulf Care Inc. Project, Series 2015
5.875 07/01/40 4,637,235

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,600,000 (d) Capital Projects Finance Authority, Florida, Senior Living
Revenue Bonds, Millenia Orlando Project, Series 2025A
7.250% 01/01/55 $ 1,669,711
2,690,000 (d) Capital Projects Finance Authority, Florida, Senior Living
Revenue Bonds, Millenia Orlando Project, Series 2025A
7.125 01/01/65 2,756,499
1,825,000 Capital Projects Finance Authority, Florida, Student Housing
Revenue Bonds, PRG - UnionWest Properties LLC Project,
Senior Series 2024A-1
5.000 06/01/58 1,647,748
2,000,000 (d) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, South Tech Schools Project, Series 2020A
5.000 06/15/55 1,806,148
7,788,892 (d) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, LLT  Academy South Bay Project, Series 2020A
6.000 06/15/55 6,882,637
3,625,000 Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Pepin Academies Inc., Series 2020A
5.750 07/01/55 3,344,882
10,455,000 (d) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Pineapple Cove Classical Academy, Series 2019A
5.250 07/01/49 9,436,543
1,000,000 (d) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Pineapple Cove Classical Academy, Series 2019A
5.375 07/01/54 894,964
1,000,000 (d) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, The Florida Charter Educational Foundation, Inc.
Projects, Series 2018A
5.375 06/15/38 999,154
1,970,000 (d) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, The Florida Charter Educational Foundation, Inc.
Projects, Series 2018A
5.375 06/15/48 1,815,976
2,290,000 Capital Trust Agency, Florida, Multifamily Housing Revenue
Bonds, Coral Gardens Apartments Project, Series 2018A
4.850 01/01/54 1,718,270
730,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2018
6.100 08/15/38 747,651
4,030,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2018
6.200 08/15/48 4,039,449
3,955,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2018
6.375 08/15/53 3,964,254
3,740,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter
School Project, Series 2017A
5.375 07/01/37 3,771,787
4,820,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter
School Project, Series 2017A
5.500 07/01/47 4,822,649
10,470,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Renaissance
Charter School Project, Series 2017A
5.250 06/15/47 9,780,927
6,895,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Tallahassee
Classical School Inc., Series 2021A
4.250 07/01/51 4,220,757
4,265,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Tallahassee
Classical School Inc., Series 2021A
4.375 07/01/56 2,568,234
7,450,000 (d),(e) Capital Trust Agency, Florida, Revenue Bonds, Tuscan Gardens
of Palm Coast Project, Series 2017A
7.000 10/01/49 5,215,000
100,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Viera Charter
School Project, Series 2017A
5.000 10/15/47 93,771
895,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Viera Charter
School Project, Series 2017A
5.000 10/15/52 819,191
1,860,000 (d) Capital Trust Agency, Florida, Senior Living Facilities Revenue
Bonds, Elim Senior Housing, Inc. Project, Series 2017
5.375 08/01/32 1,798,372
2,735,000 (d) Capital Trust Agency, Florida, Senior Living Facilities Revenue
Bonds, Elim Senior Housing, Inc. Project, Series 2017
5.625 08/01/37 2,584,626
11,680,000 (d) Capital Trust Agency, Florida, Senior Living Facilities Revenue
Bonds, Elim Senior Housing, Inc. Project, Series 2017
5.875 08/01/52 9,747,164
2,870,000 (d) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
5.750 08/15/54 2,671,347
14,495,000 (d) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
6.000 08/15/63 13,698,313
515,000 Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, KIPP Miami North Campus Project, Refunding Series
2024A
6.125 06/15/60 522,590
1,405,000 Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, LLT Academy South Bay Project, Series 2025
7.250 06/15/55 1,435,598

Portfolio of Investments December 31, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 765,000 Carlton Lakes Community Developement District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series
2015
5.625% 11/01/36 $ 773,967
1,850,000 Carlton Lakes Community Developement District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series
2015
5.750 11/01/47 1,860,332
625,000 Carlton Lakes Community Developement District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series
2018
5.125 05/01/38 636,940
1,235,000 Carlton Lakes Community Developement District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series
2018
5.250 05/01/49 1,240,101
1,000,000 (d) Caymas Community Development District, Collier County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 1, Series 2024
5.625 05/01/54 1,002,213
820,000 (d) Cedar Crossing Community Development District, Polk County,
Florida, Special Assessment Bond, 2025 Project, Series 2025
5.500 05/01/55 803,548
3,765,000 (e) Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue Bonds,
Series 2014
5.000 05/01/34 3,012,000
9,305,000 (e) Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue Bonds,
Series 2014
5.125 05/01/45 7,444,000
1,340,000 (e) Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue Bonds,
Series 2017
5.000 05/01/32 1,072,000
6,205,000 (e) Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue Bonds,
Series 2017
5.000 05/01/48 4,964,000
995,000 Center Lake Ranch West Community Development District,
Florida, Revenue Bonds Capital Improvement Assessment Area
One Series 2023
5.750 05/01/43 1,039,820
750,000 Central Parc Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2024
6.000 05/01/54 757,750
2,000,000 (d) Charlotte County Industrial Development Authority, Florida,
Utility System Revenue Bonds, Town & Country Utilities Project,
Series 2019, (AMT)
5.000 10/01/49 1,959,795
2,040,000 (d) Charlotte County Industrial Development Authority, Florida,
Utility System Revenue Bonds, Town & Country Utilities Project,
Series 2021A, (AMT)
4.000 10/01/51 1,669,307
3,550,000 (d) Charlotte County Industrial Development Authority, Florida,
Utility System Revenue Bonds, Town & Country Utilities Project,
Series 2025, (AMT)
6.125 10/01/55 3,684,828
2,285,000 Coconut Cay Community Development District, Florida,
Special Assessment Bonds, Series 2006
5.375 05/01/36 2,288,340
3,500,000 Collier County Educational Facilities Authority, Florida,
Revenue Bonds, Ave Maria University, Refunding Series 2023
5.250 06/01/38 3,604,603
5,000,000 Collier County Educational Facilities Authority, Florida,
Revenue Bonds, Ave Maria University, Refunding Series 2023
5.000 06/01/43 4,767,577
1,995,000 (d) Connerton East Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Project, Series 2023
5.375 06/15/53 2,027,209
1,100,000 Connerton East Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 3 Project, Series 2025
5.500 06/15/55 1,087,099
1,000,000 (d) Copper Creek Community Development District, Port Saint
Lucie, Florida, Special Assessment Bonds, Series 2019
5.000 11/01/49 980,933
320,000 Coral Bay of Lee County Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area One, Series 2022
5.500 05/01/42 333,586
500,000 (d) Coral Bay of Lee County Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area One, Series 2022
5.625 05/01/52 507,263

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,030,000 (d) Coral Lakes Community Development District, Charlotte
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2024
5.750% 11/01/53 $ 1,050,251
1,855,000 (d) Corkscrew Farms Community Development District, Lee
County, Florida, Special Assessment Bonds, Area 2 Project,
Series 2017
5.000 11/01/38 1,918,983
3,730,000 (d) Corkscrew Farms Community Development District, Lee
County, Florida, Special Assessment Bonds, Area 2 Project,
Series 2017
5.125 11/01/50 3,556,027
745,000 Creekside at Twin Creeks Community Development District,
Florida, Special Assessment Bonds, Area 1 Project, Series
2016A-1
5.250 11/01/37 764,402
1,915,000 Creekside at Twin Creeks Community Development District,
Florida, Special Assessment Bonds, Area 1 Project, Series
2016A-1
5.600 11/01/46 1,945,456
2,310,000 (d) Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2018
5.250 11/01/39 2,390,912
3,400,000 (d) Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2018
5.375 11/01/50 3,444,873
1,860,000 Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2022
4.500 05/01/52 1,724,583
1,500,000 Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2023
5.375 05/01/53 1,522,102
1,480,000 Crossings at Fleming Island Community Development District,
Florida, Special Assessment Revenue Bonds, Refunding Series
2014A-2
7.000 05/01/30 1,482,941
1,985,000 Crossings at Fleming Island Community Development District,
Florida, Special Assessment Revenue Bonds, Refunding Series
2014A-3
6.500 05/01/44 1,986,992
1,250,000 (d) Curiosity Creek Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2024
5.700 05/01/55 1,248,103
8,050,000 Currents Community Development District, Collier County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 2 Series 2024
5.800 05/01/54 7,949,883
2,590,000 (d) Currents Community Development District, Collier County,
Florida, Capital Improvement Revenue Bonds, Series 2020B
4.250 05/01/41 2,454,678
1,225,000 Cypress Bay West Community Development District, Palm
Bay, Florida, Revenue Bonds, Assessment Area One Capital
Improvement Series 2023
5.500 05/01/53 1,242,593
2,600,000 Cypress Bluff Community Development District, Florida,
Special Assessment Bonds, Series 2019
5.100 05/01/48 2,611,610
115,000 Cypress Creek Community Development District, Hillborough
County, Florida, Capital Improvement Bonds, Subordinate Lien,
Series 2017A
6.000 05/01/45 118,222
1,190,000 (d) Cypress Ridge Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Assessment Area
One Project, Series 2023
5.875 05/01/53 1,219,400
1,500,000 (d) Deerbrook Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2023 Project Series 2023
5.500 05/01/53 1,524,277
2,000,000 (d) Deering Park Stewardship District, Volusia County, Florida,
Special Assessment Revenue Bonds, DPSD JV1 Assessment
Area 1 Series 2025
6.250 05/01/55 2,071,053
1,000,000 (d) Del Webb Oak Creek Community Development District, Lee
County, Florida, Special Assessment Bonds, 2025 Project,
Series 2025
5.625 05/01/55 1,007,038
995,000 (d) Downden West Community Development District, Florida,
Revenue Bonds Series 2018
5.400 05/01/39 1,021,679
3,195,000 (d) Downden West Community Development District, Florida,
Revenue Bonds Series 2018
5.550 05/01/49 3,237,645
7,880,000 (d) Downtown Doral Community Development District, Florida,
Special Assessment Bonds, Assessment Area 1, Series 2018A
5.100 05/01/48 7,913,664
1,035,000 Downtown Doral Community Development District, Florida,
Special Assessment Bonds, Series 2015
5.300 05/01/36 1,038,816

Portfolio of Investments December 31, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,430,000 Downtown Doral Community Development District, Florida,
Special Assessment Bonds, Series 2015
5.500% 05/01/45 $ 1,432,490
1,955,000 Downtown Doral Community Development District, Florida,
Special Assessment Bonds, Series 2015
5.500 05/01/46 1,958,081
530,000 East 547 Community Development District, Florida, Special
Assessment Bonds, Area 2 Series 2023
6.500 05/01/54 563,894
1,000,000 East Homestead Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2019
5.000 11/01/49 997,286
1,435,000 East Nassau Stewardship District, Florida, Special Assessment
Revenue Bonds, Series 2018
5.125 05/01/39 1,468,980
2,415,000 East Nassau Stewardship District, Florida, Special Assessment
Revenue Bonds, Series 2018
5.250 05/01/49 2,426,044
1,000,000 Edgewater East Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 3 Series 2025
6.300 05/01/55 1,027,907
2,000,000 Edgewater West Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area One Series 2024
5.500 05/01/54 1,943,903
4,385,000 (d) Epperson North Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1,
Series 2018A-1
5.750 11/01/49 4,481,296
4,000,000 Epperson Ranch Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2017A-1
5.375 11/01/48 4,020,513
1,000,000 (d) Epperson Ranch II Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2018A-1
5.500 05/01/39 1,032,681
2,000,000 (d) Epperson Ranch II Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2018A-1
5.625 05/01/49 2,024,520
4,285,000 Estancia at Wiregrass Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds, Series
2013
7.000 11/01/45 4,397,631
14,845,000 Everest GMR Community Development District, Osceola
County, Florida, Special Assessment Bonds, Series 2023
6.200 05/01/54 15,247,421
1,245,000 (d) Evergreen Community Development District, Florida, Special
Assessment Bonds, Series 2019
5.000 11/01/39 1,275,062
145,000 (d) Everlands Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 2 Series 2024
5.500 06/15/54 144,348
1,000,000 (d) Everlands Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 2 Series 2024
5.550 06/15/54 1,006,580
750,000 Fallschase Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021
3.125 05/01/31 719,570
500,000 Finley Woods Community Development District, Florida,
Capital Improvement Bonds, Series 2020
4.200 05/01/50 434,250
1,370,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Classical Preparatory Charter School,
Series 2019A
6.125 06/15/46 1,372,721
765,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Classical Preparatory Incorporated
Project, Series 2017A
6.000 06/15/37 768,528
1,510,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Classical Preparatory Incorporated
Project, Series 2017A
6.125 06/15/46 1,513,133
830,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Classical Preparatory Incorporated
Project, Series 2018A
6.125 06/15/46 831,722
1,245,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Creative Inspiration Journey School
of St. Cloud, Series 2021A
5.000 06/15/41 1,164,330
3,000,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Discovery High School Project, Series
2020A
5.000 06/01/40 2,328,111
2,500,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Discovery High School Project, Series
2020A
5.000 06/01/55 1,659,692

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 5,620,000 Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Elementary
School Project, Series 2014A
6.250% 07/01/34 $ 5,627,138
9,780,000 Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Elementary
School Project, Series 2014A
6.500 07/01/44 9,785,917
3,935,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Elementary
School Project, Series 2017A
5.750 07/01/44 3,938,828
9,205,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Upper
School Project, Series 2017C
5.650 07/01/37 9,365,433
12,575,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Upper
School Project, Series 2017C
5.750 07/01/47 12,466,078
17,675,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Dreamers Academy Project, Series
2022A
6.000 01/15/57 15,800,229
4,735,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Florida Charter Foundation Inc.
Projects, Series 2016A
5.000 07/15/46 4,360,905
5,410,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Innovation Montessori Ocoee
Projects, Taxable Series 2022A
5.500 07/01/52 4,686,842
4,140,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Innovation Montessori Ocoee
Projects, Taxable Series 2022A
5.625 07/01/56 3,614,355
4,000,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Pepin Academies of Pasco County
Inc., Series 2020A
5.000 01/01/50 3,278,563
2,110,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2014A
6.000 06/15/34 2,112,134
6,115,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2014A
6.125 06/15/44 6,116,504
2,150,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Southwest Charter Foundation Inc
Projects, Series 2017A
6.000 06/15/37 2,168,475
6,215,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Southwest Charter Foundation Inc
Projects, Series 2017A
6.125 06/15/47 6,116,878
8,210,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, The Florida Charter Educational
Foundation Inc. Projects, Series 2016A
6.375 06/15/46 8,227,328
5,000,000 (g) Florida Development Finance Corporation, Healthcare
Facilities Revenue Bonds, Tampa General Hospital Project,
Series 2024A, (UB)
5.250 08/01/49 5,143,024
147,405,000 (d) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12.000 07/15/32 34,158,588
22,050,000 (g) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT),
(UB)
5.250 07/01/47 21,709,987
21,715,000 (g) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (UB)
5.250 07/01/53 21,383,316
91,395,000 (d),(f) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025B, (AMT), (Mandatory Put 6/15/26)
10.000 07/01/57 63,976,500

Portfolio of Investments December 31, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 7,885,000 (d) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024A-1
5.250% 06/01/54 $ 7,504,135
6,225,000 (d) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024A-1
5.250 06/01/59 5,890,948
7,690,000 (d) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024B
6.500 06/01/59 6,687,502
1,875,000 (d) Florida Local Government Finance Commission, Senior Living
Revenue Bonds, Fleet Landing at Nocatee Project Series 2025A
6.750 11/15/55 1,953,529
820,000 Florida Municipal Loan Council, Capital Improvement Revenue
Bonds, Shingle Creek Transportation and Utility Series 2024,
(AMT)
5.400 05/01/54 828,696
995,000 Flow Way Community Development District, Collier County,
Florida, Special Assessment Bonds, Phase 4 Project, Series
2015
5.125 11/01/36 1,003,702
1,485,000 Flow Way Community Development District, Collier County,
Florida, Special Assessment Bonds, Phase 4 Project, Series
2015
5.375 11/01/46 1,490,834
2,450,000 Flow Way Community Development District, Collier County,
Florida, Special Assessment Bonds, Phase 5 Project, Series
2016
5.000 11/01/46 2,452,247
1,000,000 Forest Brooke Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2017
5.000 12/15/37 1,013,956
2,000,000 Forest Brooke Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2017
5.125 12/15/46 2,007,970
440,000 (d) Forest Lake Community Development District, Polk County,
Florida, Specia Assessment Bonds, Assessment Area 2 Project,
Series 2022
5.500 05/01/52 448,436
1,000,000 Fox Branch Ranch Community Development District, Polk
County, Florida, Revenue Bonds, Capital Improvement Area
One Series 2025
5.400 05/01/55 992,627
3,000,000 (d) Gas Worx Community Development District, Tampa, Florida,
Special Assessment Bonds, Series 2025
6.000 05/01/57 3,071,998
1,260,000 (d) GIR East Community Development District, Osceola County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 1, Series 2025
5.500 05/01/55 1,234,720
1,310,000 (d) Governors Park South Community Development District, Clay
County, Florida, Special Assessment Revenue Bonds, Area 1
Series 2025
5.650 05/01/55 1,296,902
3,000,000 Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, North Parcel
Assessment Area Project, Improvement Series 2014A-1
5.000 05/01/44 3,000,287
1,050,000 Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, North Parcel
Assessment Area, Refunding Series 2014A-2
5.000 05/01/39 1,050,545
2,095,000 Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, South Parcel
Assessment Area Project, Series 2016
5.000 05/01/46 2,095,267
1,000,000 Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Improvement
Bonds, Assessment Area Two Project, Refunding Series
2014A-2
6.500 05/01/39 1,001,637
1,820,000 Grand Oaks Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Series 2019A
4.750 11/01/39 1,839,073
3,630,000 Grand Oaks Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Series 2019A
5.000 11/01/50 3,553,895
10,535,000 (g) Greater Orlando Aviation Authority, Florida, Airport Facilities
Revenue Bonds, Priority Subordinate Series 2024, (AMT), (UB)
5.250 10/01/51 10,925,600
20,000,000 (g) Greater Orlando Aviation Authority, Florida, Orlando Airport
Facilities Revenue Bonds, Priority Subordinated Series 2017A,
(AMT), (UB)
4.000 10/01/52 17,475,640

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 530,000 Grove Resort Community Development District, Orange
County, Florida, Special Assessment Revenue Bonds, Series
2017A
5.000% 11/01/28 $ 543,526
9,905,000 Grove Resort Community Development District, Orange
County, Florida, Special Assessment Revenue Bonds, Series
2017A
5.875 11/01/47 10,432,708
2,305,000 Hacienda Lakes Community Development District, Collier
County, Florida, Special Assessment Bonds, Series 2016
4.625 05/01/46 2,181,482
1,155,000 (d) Hamilton Bluff Community Development District, Lake
Hamilton, Florida, Special Assessment Bonds, Area 1 Project,
Series 2024
5.800 05/01/54 1,160,943
980,000 (d) Hammock Oaks Community Development District, Florida,
Special Assessment Revenue Bonds, Area One Series 2023
5.750 05/01/53 997,486
890,000 Hammock Oaks Community Development District, Lady Lake,
Florida, Special Assessment Revenue Bonds, Area 2, Series
2024
6.150 05/01/54 905,555
2,175,000 Harmony Community Development District, Florida, Capital
Improvement Revenue Bonds, Special Assessment, Refunding
Series 2014
5.250 05/01/32 2,175,322
930,000 (d) Harmony West Community Development District, Osceloa
County, Florida, Special Asssessment Revenue Bonds,
Assessment Area 1, Series 2018
5.100 05/01/38 973,286
1,870,000 (d) Harmony West Community Development District, Osceloa
County, Florida, Special Asssessment Revenue Bonds,
Assessment Area 1, Series 2018
5.250 05/01/49 1,888,246
1,000,000 (d) Harmony West Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 2, Series 2023
5.300 05/01/53 1,011,419
1,000,000 (d) Harmony West Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 3, Series 2025
5.650 05/01/55 1,005,667
2,500,000 (d) Harvest Hills South Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2025
5.750 05/01/56 2,486,681
1,000,000 Hawkstone Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 4, Series 2023
5.500 05/01/53 1,016,185
1,435,000 (d) Hawthorne Mill North Community Development District,
Florida, Capital Improvement Revenue Bonds, Lakeland
Assessment Area Two Series 2024
5.500 05/01/54 1,424,673
700,000 Hemingway Point Community Development District, Florida,
Special Assessment Bonds, Phase 2 Project, Series 2014
5.000 11/01/34 700,502
110,000 Heritage Harbour North Community Development District,
Florida, Capital Improvement Revenue Bond, Refunding Series
2017A-1
5.250 05/01/38 111,398
800,000 (d) Hidden Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3,
Series 2019A-1
5.250 11/01/39 825,737
4,430,000 Hidden Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area One,
Series 2016A-1
6.250 11/01/47 4,813,033
5,000,000 (d) Higher Educational Facilities Financing Authority, Florida,
Revenue Bonds, Keiser University Project, Series 2025
6.000 07/01/45 4,983,808
2,000,000 (d) Higher Educational Facilities Financing Authority, Florida,
Revenue Bonds, Keiser University Project, Series 2025
6.250 07/01/55 1,990,734
365,000 Highland Meadows Community Development District,
Davenport, Florida, Special Assessment Revenue Bonds, Series
2006A
5.500 05/01/36 365,371
1,015,000 Highland Meadows II Community Development District,
Davenport, Polk County, Florida, Special Assessment Revenue
Bonds, Area 4B/C Project, Series 2017
5.000 11/01/48 1,015,040
390,000 Highland Meadows II Community Development District,
Davenport, Polk County, Florida, Special Assessment Revenue
Bonds, Area 5 Project, Series 2017
5.375 11/01/37 397,272

Portfolio of Investments December 31, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 790,000 Highland Meadows II Community Development District,
Davenport, Polk County, Florida, Special Assessment Revenue
Bonds, Area 5 Project, Series 2017
5.500% 11/01/47 $ 796,150
310,000 Highland Meadows II Community Development District,
Davenport, Polk County, Florida, Special Assessment Revenue
Bonds, Area 6 Project, Series 2017
5.500 11/01/47 312,414
2,045,000 (d) Highland Meadows West Community Development District,
Haines City, Florida, Special Assessment Bonds, Series 2019
5.000 11/01/49 2,022,632
1,245,000 (d) Highland Trails Community Development District, Dade City,
Pasco County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 2, Series 2025
5.850 05/01/56 1,246,142
710,000 (d) Highlands Community Development District, Hillborough
County, Florida, Special Assessment Bonds, Assessment Area 4
Project, Series 2018
5.250 06/15/39 730,996
1,205,000 (d) Highlands Community Development District, Hillborough
County, Florida, Special Assessment Bonds, Assessment Area 4
Project, Series 2018
5.375 06/15/49 1,217,995
16,490,000 (g) Hillsborough County Aviation Authority, Florida, Revenue
Bonds, Tampa International Airport, Alternative Minimum Tax
Refunding Subordinate Lien Series 2022A, (AMT), (UB)
4.000 10/01/52 14,589,199
22,000,000 (g) Hillsborough County Aviation Authority, Florida, Revenue
Bonds, Tampa International Airport, Series 2024B, (AMT), (UB)
5.500 10/01/54 23,205,644
22,300,000 (g) Hillsborough County Aviation Authority, Florida, Revenue
Bonds, Tampa International Airport, Subordinate Lien Series
2018A, (AMT), (UB)
5.000 10/01/48 22,384,513
4,650,000 Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C
5.250 11/15/49 4,930,337
8,000,000 (g) Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C, (UB)
5.250 11/15/49 8,482,301
19,810,000 (g) Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C, (UB)
4.125 11/15/51 18,379,762
9,875,000 (g) Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C, (UB)
5.500 11/15/54 10,540,425
3,000,000 Hillsborough County Industrial Development Authority, Florida,
Hospital Revenue Bonds, Florida Health Sciences Center Inc
D/B/A Tampa General Hospital, Series 2020A
4.000 08/01/50 2,576,101
12,995,000 (g) Hillsborough County Industrial Development Authority, Florida,
Hospital Revenue Bonds, Florida Health Sciences Center Inc
D/B/A Tampa General Hospital, Series 2020A
3.500 08/01/55 9,858,212
3,150,000 (g) Hillsborough County Industrial Development Authority, Florida,
Hospital Revenue Bonds, Florida Health Sciences Center Inc
D/B/A Tampa General Hospital, Series 2020A, (UB)
4.000 08/01/55 2,637,615
350,000 Holly Hill Road East Community Development District,
Davenport, Florida, Special Assessment Revenue Bonds, Area
3 Project, Series 2020
5.000 11/01/41 376,179
610,000 (d) Hunter's Ridge Community Development District 1, Flagler
County, Florida, Special Assessment Bonds, Assessment Area
1, Series 2019
5.125 11/01/49 608,777
1,720,000 (d) Island Lake Estates Community Development District, Charlotte
County, Florida, Special Assessment Bonds, 2023 Project Series
2023
6.000 12/15/53 1,789,746
1,900,000 Isles of Bartram Park Community Development District, Saint
Johns County, Florida, Special Assessment Bonds, Series 2015
5.000 11/01/35 1,901,032
2,900,000 Isles of Bartram Park Community Development District, Saint
Johns County, Florida, Special Assessment Bonds, Series 2015
5.125 11/01/45 2,899,906
985,000 Isles of Bartram Park Community Development District, Saint
Johns County, Florida, Special Assessment Bonds, Series 2017
5.000 11/01/47 966,331
4,265,000 Jacksonville, Florida, Special Revenue Bonds, Refunding Series
2023A
5.500 10/01/53 4,562,855

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 450,000 K-Bar Ranch Community Development District, Florida, Special
Assessment Revenue Bonds, Parcel O-1 Project, Series 2014
5.125% 11/01/34 $ 450,369
895,000 K-Bar Ranch Community Development District, Florida, Special
Assessment Revenue Bonds, Parcel O-1 Project, Series 2014
5.375 11/01/44 895,312
560,000 K-Bar Ranch Community Development District, Florida, Special
Assessment Revenue Bonds, Parcel Q Project, Series 2014
5.125 11/01/34 560,459
1,025,000 K-Bar Ranch Community Development District, Florida, Special
Assessment Revenue Bonds, Parcel Q Project, Series 2014
5.375 11/01/44 1,025,341
4,000,000 (d) Kingston One Community Development District, Lee County,
Florida, Special assessment Bonds, Assessment Area 1 2025
Project, Series 2025
5.750 05/01/45 4,124,230
1,750,000 Lake Deer Community Development District, Polk County
Florida, Special Assessment Revenue Bonds, Series 2022
5.625 05/01/53 1,766,640
1,360,000 Lake Emma Community Development District, Lake County,
Florida, Special Assessment Bonds, Area 2 2023 Project, Series
2023
5.500 05/01/53 1,391,984
975,000 (d) Lake Harris Community Development District, Lake County,
Florida, Special Assessment  Bonds, 2023 Project Area Series
2023
5.625 05/01/53 999,313
2,390,000 (d) Lake Hideaway Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area One, Series 2024
5.900 05/01/54 2,405,374
1,000,000 (d) Lakeside at Satilla Community Development District, Osceola
County, Florida, Capital Improvement Revenue Bonds, Series
2025
5.625 05/01/55 1,007,792
2,940,000 Lakeside Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2015
5.750 05/01/45 2,941,598
1,595,000 Lakeside Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2018
5.000 05/01/38 1,620,032
2,660,000 Lakeside Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2018
5.100 05/01/48 2,661,508
575,000 Lakeside Preserve Community Development District, Lakeland,
Florida, Special Assessment Bonds, Series 2019
5.000 05/01/49 560,541
3,690,000 (d) Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Del Webb Project, Series 2017
5.125 05/01/47 3,694,468
1,110,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Isles Lakewood Ranch Project,
Series 2019
4.700 05/01/39 1,127,315
2,240,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Northeast Sector Project, Phase
1B, Series 2018
5.300 05/01/39 2,289,735
3,995,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Northeast Sector Project, Phase
1B, Series 2018
5.450 05/01/48 4,041,829
3,680,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Southeast Project, Series 2025
6.000 05/01/56 3,802,573
530,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Star Farms at Lakewood Ranch
Project, Series 2024
5.550 05/01/54 536,648
1,355,000 (d) Lawson Dunes Community Development District, Haines City,
Florida, Special Assessment Revenue Bonds, 2022 Project
Series 2022
5.000 05/01/42 1,385,498
2,465,000 (d) Lawson Dunes Community Development District, Haines City,
Florida, Special Assessment Revenue Bonds, 2022 Project
Series 2022
5.125 05/01/52 2,452,507
1,620,000 (f) Lee County Housing Finance Authority, Florida, Multifamily
Housing Revenue Bonds, Janies Garden Phase 2, Series 2010B,
(Mandatory Put 9/15/27)
7.250 09/15/47 1,621,234
2,175,000 Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2007A
5.250 06/15/27 2,175,996
35,550,000 Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2007A
5.375 06/15/37 35,555,660

Portfolio of Investments December 31, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 2,220,000 (d) Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2012A
5.500% 06/15/32 $ 2,221,612
4,700,000 (d) Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2012A
5.750 06/15/42 4,700,107
790,000 (d) Lee County Industrial Development Authority, Florida,
Healthcare Facilities Revenue Bonds, Preserve Project, Series
2017A
5.375 12/01/32 639,605
2,000,000 (d) Lee County Industrial Development Authority, Florida,
Healthcare Facilities Revenue Bonds, Preserve Project, Series
2017A
5.625 12/01/37 1,579,161
11,650,000 (d) Lee County Industrial Development Authority, Florida,
Healthcare Facilities Revenue Bonds, Preserve Project, Series
2017A
5.750 12/01/52 8,504,064
10,000,000 (g) Lee County, Florida, Airport Revenue Bonds, Series 2021B,
(AMT), (UB)
5.000 10/01/46 10,123,611
20,045,000 (g) Lee County, Florida, Airport Revenue Bonds, Series 2021B,
(AMT), (UB)
4.000 10/01/51 17,324,505
12,850,000 (g) Lee County, Florida, Airport Revenue Bonds, Series 2024,
(AMT), (UB)
5.250 10/01/54 13,168,893
157,000 Lexington Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2007
5.400 05/01/37 157,141
2,105,000 (d) Liberty Cove Community Development District, Nassau County,
Florida, Special Assessment Revenue Bonds, Assessment Area
1, Series 2024
5.700 05/01/54 2,087,242
1,180,000 (d) Longleaf Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Neighborhood
4 Assessment Area Two Series 2024A
5.450 05/01/55 1,142,983
1,260,000 (d) Lowery Hills Community Development District, Lake Alfred,
Florida, Special Assessments Revenue Bonds, Assessment Area
1, Series 2025
5.850 05/01/55 1,263,465
960,000 (d) LTC Ranch Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment
Area 4 Project, Refunding Series 2024AA4
5.650 05/01/54 949,203
5,775,000 Magic Place Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Series
2019
4.500 05/01/51 5,074,406
1,000,000 (d) Magnolia Island Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 2, series 2025
5.750 05/01/56 993,258
1,000,000 Majorca Isles Community Development District, Mianmi
Gardens, Florida, Special Assessment Bonds, Series 2015
5.375 05/01/35 1,004,224
3,610,000 Majorca Isles Community Development District, Mianmi
Gardens, Florida, Special Assessment Bonds, Series 2015
5.625 05/01/46 3,617,144
1,880,000 (d) Malabar Springs Community Development District, Florida,
Special Assessment Revenue Bonds, Palm Bay Area One Series
2024
5.500 05/01/54 1,842,801
16,150,000 (g) Manatee County, Florida, Revenue Improvement and
Refunding Bonds, Series 2022, (UB)
4.000 10/01/52 15,153,503
2,005,000 (d) Mandarin Grove Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds, 2022
Project Series 2022
6.625 05/01/53 2,316,651
410,000 Meadow Pines Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2014-2
6.000 05/01/34 410,660
2,700,000 Mediterranea Community Development District, Riviera Beach,
Florida, Special Assessment Bonds, Area 2 Project, Refunding
& Improvement Series 2017
5.000 05/01/48 2,695,986
1,000,000 (d) Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Miami Community
Charter School Inc Project, Series 2020A
5.000 06/01/47 893,817
3,895,000 (d) Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism
Charter School Project, Series 2017
5.875 07/01/37 3,926,273

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 6,530,000 (d) Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism
Charter School Project, Series 2017
6.000% 07/01/47 $ 6,521,282
13,505,000 Miami World Center Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, Series 2017
5.125 11/01/39 13,741,717
12,255,000 Miami World Center Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, Series 2017
5.250 11/01/49 12,326,412
6,200,000 (g) Miami, Florida, Special Obligation Non-Ad Valorem Revenue
Bonds, New Administrative Building Series 2023A, (UB)
5.000 03/01/48 6,392,943
9,565,000 (g) Miami-Dade County Educational Facilities Authority, Florida,
Revenue Bonds, University of Miami, Series 2018A, (UB)
5.000 04/01/53 9,624,994
6,300,000 (d) Miami-Dade County Industrial Development Authority, Florida,
Industrial Development Revenue Bonds, CFC-MB I, LLC Collins
Park Housing Project Series 2023
6.250 01/01/59 6,332,950
1,730,000 Miami-Dade County Industrial Development Authority, Florida,
Revenue Bonds, Pinecrest Academy Project, Series 2014
5.250 09/15/44 1,718,445
1,500,000 (d) Miami-Dade County Industrial Development Authority, Florida,
Revenue Bonds, Youth Co-Op Charter Schools Project, Series
2015A
5.750 09/15/35 1,500,842
2,250,000 (d) Miami-Dade County Industrial Development Authority, Florida,
Revenue Bonds, Youth Co-Op Charter Schools Project, Series
2015A
6.000 09/15/45 2,250,173
14,790,000 (g) Miami-Dade County, Florida, Seaport Revenue Bonds,
Refunding Series 2021A-1 - AGM Insured, (AMT), (UB)
4.000 10/01/45 13,452,088
11,960,000 (g) Miami-Dade County, Florida, Seaport Revenue Bonds,
Refunding Subordinate Series 2021B-1, (AMT), (UB)
4.000 10/01/46 10,761,013
7,935,000 (g) Miami-Dade County, Florida, Seaport Revenue Bonds,
Refunding Subordinate Series 2021B-1, (AMT), (UB)
4.000 10/01/50 7,130,857
3,375,000 (d) Miami-Dade County, Florida, Special Assessment Revenue
Bonds, Ojus Sanitary Sewer Special Benefit Area, Series 2021
5.100 07/01/51 3,394,914
15,995,000 (g) Miami-Dade County, Florida, Water and Sewer System
Revenue Bonds, Series 2021, (UB)
4.000 10/01/51 14,126,352
2,390,000 (d) Middleton Community Development District A, Florida, Special
Assessment Revenue Bonds, Series 2022
6.200 05/01/53 2,494,870
800,000 Midtown Miami Community Development District, Florida,
Special Assessment Revenue Bonds, Infrastrusture Project,
Refunding Series 2014B
5.000 05/01/29 800,611
3,705,000 Midtown Miami Community Development District, Florida,
Special Assessment Revenue Bonds, Infrastrusture Project,
Refunding Series 2014B
5.000 05/01/37 3,706,752
9,770,000 Midtown Miami Community Development District, Florida,
Special Assessment Revenue Bonds, Parking Garage Project,
Refunding Series 2014A
5.000 05/01/37 9,774,620
4,535,000 (d) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
6.000 05/01/55 4,587,825
195,000 (d) Mirada II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2022
5.125 05/01/32 204,560
570,000 (d) Mirada II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2022
5.600 05/01/42 595,069
960,000 (d) Mirada II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2022
5.750 05/01/53 982,895
2,645,000 (d) Naples Reserve Community Development District, Collier
County, Florida, Special Assessment Bonds, Series 2018
5.125 11/01/48 2,653,872
870,000 (e) Naturewalk Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2007A
5.500 05/01/38 330,600
1,590,000 (e) Naturewalk Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2007B
5.300 05/01/26 604,200
1,000,000 (d) New Port Corners Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, Series
2025
5.500 06/15/55 995,436
2,130,000 (d) Normandy Community Development District, Florida, Capital
Improvement Revenue Bonds, Jacksonville Assessment Area
One Series 2024
5.550 05/01/54 2,050,420

Portfolio of Investments December 31, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 520,000 (d) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3,
Series 2023
5.750% 05/01/43 $ 538,843
1,070,000 (d) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3,
Series 2023
6.000 05/01/54 1,097,926
595,000 (d) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 5,
Series 2024
6.000 05/01/54 608,231
715,000 North Boulevard Community Development District, Haines,
Polk County, Florida, Special Assessment Bonds, Series 2019
5.500 11/01/39 747,333
1,240,000 North Boulevard Community Development District, Haines,
Polk County, Florida, Special Assessment Bonds, Series 2019
5.625 11/01/49 1,265,916
1,915,000 (d) North Powerline Road Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds, Series
2022
5.625 05/01/52 1,968,673
1,000,000 North Springs Improvement District, Browaard County, Florida,
Special Assessment Bonds, Area C, Series 2017
5.000 05/01/38 1,016,582
5,000,000 (d) North Springs Improvement District, Broward County, Florida,
Water Mangement Bonds, Unit Area C, Series 2017
5.000 05/01/48 5,005,030
3,000,000 Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit 2C,
Series 2017
5.000 08/01/46 3,007,624
13,280,000 Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit 53,
Series 2015
5.500 08/01/46 13,324,589
3,280,000 Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit 53,
Series 2018A
5.500 08/01/39 3,403,733
5,730,000 Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit 53,
Series 2018A
5.625 08/01/49 5,828,389
3,900,000 (d) Ocean and Highway Port Authority, Florida, Port Facilities
Revenue Bonds, Worldwide Terminals Fernandina, LLC Project,
Series 2019, (AMT)
5.500 12/01/49 3,081,363
1,530,000 Old Hickory Community Development District, Osceola
County, Florida, Special Assessment Bonds, Series 2020
4.000 06/15/50 1,246,807
1,185,000 Orange Blossom Groves Community Development District,
Collier County, Florida, Special Assessment Bonds, 2023
Project, Series 2023
5.375 06/15/53 1,210,020
5,000,000 Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Orlando Health Obligated Group, Inc. Series
2025A
5.250 10/01/56 5,193,752
34,000,000 (g) Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Orlando Health Obligated Group, Inc. Series
2025A, (UB)
5.250 10/01/56 35,317,517
2,240,000 Orchid Grove Community Development District, Florida,
Special Assessment Bonds, Refunding Series 2015
5.000 05/01/36 2,246,747
810,000 Osceola Chain Lakes Community Development District,
Florida, Capital Improvement Revenue Bonds, Series 2018
5.125 05/01/38 824,934
1,130,000 Osceola Chain Lakes Community Development District,
Florida, Capital Improvement Revenue Bonds, Series 2018
5.250 05/01/48 1,134,567
2,700,000 Palermo Community Development District, Florida, Special
Assessment Bonds, 2023 Project, Series 2023
5.250 06/15/53 2,726,224
600,000 Palermo Community Development District, Lee County,
Florida, Special Assessment Bonds, Area 2, Series 2025
5.500 06/15/55 614,580
17,865,000 (g) Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Series 2019, (UB)
4.000 08/15/49 15,872,109
8,315,000 (d) Palm Beach County, Florida, Revenue Bonds, Provident Group
- LU Properties LLC Lynn University Housing Project, Series
2021A
5.000 06/01/57 7,211,301

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 4,160,000 Palm Beach County, Florida, Revenue Bonds, Provident Group
- LU Properties LLC Lynn University Housing Project, Series
2024A
6.125% 06/01/54 $ 4,052,778
3,640,000 Palm Beach County, Florida, Revenue Bonds, Provident Group
- LU Properties LLC Lynn University Housing Project, Series
2024A
6.250 06/01/59 3,576,239
10,000,000 (d) Palm Beach County, Florida, Revenue Bonds, Provident Group
- PBAU Properties II LLC - Palm Beach Atlantic University
Housing Project, Senior Series 2025A
5.750 10/01/65 10,271,660
1,200,000 (d) Palm Beach County, Florida, Revenue Bonds, Provident Group
- PBAU Properties II LLC - Palm Beach Atlantic University
Housing Project, Subordinate Series 2025B
6.750 10/01/55 1,236,590
1,000,000 Palm Coast Park Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2023
5.600 05/01/53 1,013,702
750,000 (d) Palm Gate Community Development District, Florida, Special
Assessment Bond, 2025 Project, Series 2025
5.550 06/15/55 742,315
545,000 Park Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 13A-1
7.375 11/01/44 567,842
2,310,000 Park East Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021
4.000 11/01/51 1,903,224
1,000,000 Parker Pointe Community Development District, Miami-Dade
County, Florida, Special Assessment Revenue Bonds, Series
2024
5.750 05/01/54 1,001,869
915,000 Parrish Lakes Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2023
5.125 05/01/43 925,864
1,815,000 Parrish Lakes Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2023
5.400 05/01/53 1,825,759
1,670,000 (d) Parrish Lakes Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 3, Series 2024
5.800 05/01/54 1,681,299
1,000,000 Pasco County, Florida, Cigarette Tax Allocation Bonds, H.
Lee Moffitt Cancer Center and Research Institute Capital
Improvement Series 2023A - AGM Insured
5.000 09/01/48 1,019,872
2,000,000 (d) Peace Creek Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Area One Series
2023
5.375 06/15/53 2,029,814
880,000 Poinciana West Community Development District, Florida,
Special Assessment Bonds, Refunding Subordinate Series
2016-2
5.700 05/01/37 896,745
665,000 Poitras East Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2025
5.850 05/01/45 684,749
1,000,000 Poitras East Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2025
6.100 05/01/55 1,024,900
500,000 Preserve at South Branch Community Development District,
Pasco County, Florida, Special Assessment Revenue Bonds,
Phase 1 Series 2018
5.250 11/01/38 522,894
1,000,000 Preserve at South Branch Community Development District,
Pasco County, Florida, Special Assessment Revenue Bonds,
Phase 1 Series 2018
5.375 11/01/49 1,014,621
2,100,000 Punta Gorda Housing Authority, Florida, Gulf Breeze
Apartments Multifamily Housing Revenue Bonds, Series 2007A,
(AMT)
6.125 01/01/45 2,026,681
1,500,000 (d) Radiance Community Development District, Flagler County,
Florida, Special Assessment Bonds, Assessment Area 1, Series
2025
6.400 05/01/56 1,545,396
1,000,000 (d) Ranches at Lake McLeod Community Development District,
Polk County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2023
5.500 06/15/53 1,015,146
1,250,000 (d) Ranches at Lake McLeod Community Development District,
Polk County, Florida, Special Assessment Revenue Bonds,
Assessment Area 2 Series 2025
5.650 06/15/55 1,256,196

Portfolio of Investments December 31, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 920,000 Randal Park Community Development District, Orlando,
Florida, Special Assessment Revenue Bonds, Series 2012
6.125% 11/01/32 $ 995,823
1,000,000 Randal Park Community Development District, Orlando,
Florida, Special Assessment Revenue Bonds, Series 2012
6.875 11/01/42 1,115,587
1,350,000 Randal Park Community Development District, Orlando,
Florida, Special Assessment Revenue Bonds, Series 2015
5.000 11/01/35 1,350,947
2,270,000 Randal Park Community Development District, Orlando,
Florida, Special Assessment Revenue Bonds, Series 2015
5.200 11/01/45 2,270,379
725,000 (d) Regal Village Community Development District, Florida City,
Florida, Capital Improvement Revenue Bonds, Series 2024
5.500 05/01/54 728,300
7,485,000 Reunion East Community Development District, Osceola
County, Florida, Special Assessment Bonds, Refunding Series
2015A
5.000 05/01/33 7,493,945
2,705,000 (d) Reunion West Community Development District, Florida,
Special Assessment Bonds, Area 2 Phase 1 Project, Refunding
& Improvement Series 2015
5.000 11/01/47 2,711,611
2,530,000 Reunion West Community Development District, Florida,
Special Assessment Bonds, Area 3 Project, Series 2016
5.000 11/01/46 2,533,953
675,000 Reunion West Community Development District, Osceola
County, Florida, Special Assessment Bonds, Area 5 Project,
Series 2019
4.500 05/01/39 677,832
2,000,000 Reunion West Community Development District, Osceola
County, Florida, Special Assessment Bonds, Area 5 Project,
Series 2019
4.625 05/01/50 1,864,591
998,000 Riverbend West Community Development District,
Hilsborough County, Florida, Special Assessment Bonds, Series
2016
5.000 05/01/46 998,578
1,305,000 Rivers Edge Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien
Series 2018A-2
5.000 05/01/38 1,327,510
560,000 Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2015A-1
5.450 05/01/31 562,181
820,000 Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2015A-1
5.600 05/01/37 822,609
1,000,000 Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2016
5.875 11/01/37 1,029,128
990,000 Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2016
6.000 11/01/47 1,007,293
1,995,000 (d) Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2018
5.375 11/01/38 2,065,696
3,745,000 (d) Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2018
5.500 11/01/49 3,797,652
1,510,000 (d) Rolling Oaks Community Development District, Osceola
County, Florida, Special Assessment Bonds, 2022 Assessment
Area, Series 2022
6.500 05/01/53 1,582,326
1,700,000 Sabal Palm Community Development District, Florida, Special
Assessment Bonds, Series 2016
5.500 11/01/46 1,707,560
1,250,000 (d) Sabal Palm Community Development District, Florida, Special
Assessment Bonds, South Parcel Series 2017
5.000 11/01/47 1,250,888
1,235,000 Saint Augustine Lakes Community Development District,
Saint Johns County, Florida, Special Assessment Bonds, 2022
Project, Series 2022
5.500 06/15/53 1,254,466
1,000,000 Saltmeadows Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1, Series 2022
5.500 05/01/53 1,016,793
1,980,000 Sarasota County Public Hospital District, Florida, Hospital
Revenue Bonds, Sarasota Memorial Hospital Project, Series
2022
4.000 07/01/52 1,735,391
15,000,000 (g) Sarasota County Public Hospital District, Florida, Hospital
Revenue Bonds, Sarasota Memorial Hospital Project, Series
2022, (UB)
4.000 07/01/52 13,146,905
750,000 Savanna Lakes Community Development District, Lee County,
Florida, Special Assessment Revenue Bonds, Assessment Area
Two Series 2024
5.500 06/15/54 752,535

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 2,500,000 (d) Sawgrass Village Community Development District, Manatee
County, Florida, Special Assessment Bonds, 2023 Project Series
2023
5.750% 05/01/53 $ 2,538,573
1,045,000 Sawgrass Village Community Development District, Manatee
County, Florida, Special Assessment Bonds, Assessment Area 2
Series 2023
6.375 11/01/53 1,094,656
2,305,000 (d) Sawyers Landing Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2021
4.125 05/01/41 2,182,324
1,665,000 (d) Scenic Terrace North Community Development District,
Florida, Special Assessment Revenue Bonds, Series 2023
6.125 05/01/54 1,719,831
1,130,000 (d) Seaton Creek Reserve Community Development District,
Jacksonville, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2023
5.500 06/15/53 1,152,698
1,185,000 Sedona Point Community Development District, Florida,
Special Assessment Bonds, Project Series 2023
5.000 06/15/53 1,184,717
945,000 (d) Seminole Palms Community Development District, Palm Coast,
Florida, Special Assessment Revenue Bonds, 2023 Project Area
Series 2023
5.700 05/01/53 958,468
1,900,000 (d) Seminole Palms Community Development District, Palm Coast,
Florida, Special Assessment Revenue Bonds, 2024 Project Area
2 Series 2024
5.500 05/01/55 1,848,607
1,500,000 (d) Shell Point Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Refunding Series
2019
5.250 11/01/39 1,543,456
2,990,000 (d) Shell Point Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Refunding Series
2019
5.375 11/01/49 3,019,182
1,750,000 Sherwood Manor Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Area Two, Series 2023
5.625 05/01/53 1,792,569
4,000,000 Shingle Creek Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 2 Series 2019
5.000 05/01/49 3,968,948
390,000 (d) Silverado Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1A, Series
2018A-1
5.250 11/01/38 398,930
580,000 (d) Silverado Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1A, Series
2018A-1
5.375 11/01/48 584,510
1,500,000 (d) Silverado Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1B, Refunding
Series 2018A-2
5.500 05/01/49 1,551,086
310,000 (d) Silverado Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2017A-1
5.500 11/01/47 312,360
1,965,000 Six Mile Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1,
Refunding Series 2015
5.000 05/01/38 1,986,074
3,925,000 Six Mile Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2
Phase 2, Series 2017A
5.250 11/01/48 3,946,193
1,500,000 (d) Six Mile Creek Community Development District, Saint Johns
County, Florida, Capital Improvement Revenue Bonds, 2023
Project Area Series 2023
5.700 05/01/54 1,537,753
1,500,000 (d) Solaeris Community Development District, St. Lucie County,
Florida, Special Assessment Bonds, Area 2 Project, Series 2025
6.300 05/01/56 1,543,353
995,000 Solterra Resort Community Development District, Polk County,
Florida, Special Assessment Bonds, Series 2018
5.250 05/01/39 1,029,406
2,925,000 Solterra Resort Community Development District, Polk County,
Florida, Special Assessment Bonds, Series 2018
5.375 05/01/49 2,962,383
1,405,000 (d) Somerset Bay Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2024
5.900 05/01/54 1,402,926
1,000,000 (d) Sorrento Pines Community Development District Special
Assessment Revenue Bonds, Florida, Area One Series 2023
5.500 05/01/53 1,024,746

Portfolio of Investments December 31, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 15,000,000 (g) South Broward Hospital District, Florida, Hospital Revenue
Bonds, South Broward Hospital District Obligated Group,
Refunding Series 2016A, (UB)
4.000% 05/01/44 $ 13,725,897
5,000,000 (g) South Broward Hospital District, Florida, Hospital Revenue
Bonds, South Broward Hospital District Obligated Group,
Series 2018, (UB)
4.000 05/01/48 4,680,743
35,000 South Fork III Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2016
5.000 05/01/29 35,569
780,000 South Fork III Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2016
5.375 05/01/37 791,295
2,730,000 South Fork III Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2016
5.625 05/01/47 2,750,296
1,510,000 South Fork III Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2018
5.000 05/01/38 1,534,704
3,750,000 South Fork III Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2018
5.375 05/01/49 3,772,392
8,250,000 South Miami Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Refunding Series 2017 - BAM Insured
5.000 08/15/47 8,335,636
2,015,000 South-Dade Venture Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2013
5.250 05/01/34 2,017,136
930,000 Southshore Bay Community Development District,
Hillsborough County, Florida, Capital Improvement Revenue
Bonds, Assessment Area 2, Series 2024
5.625 05/01/54 927,944
1,000,000 Spencer Creek Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series
2019
5.000 05/01/39 1,021,089
1,250,000 Spencer Creek Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series
2019
5.250 05/01/49 1,257,236
1,955,000 Spring Lake Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Area One Project,
Series 2014
5.125 11/01/34 1,956,650
3,265,000 Spring Lake Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Area One Project,
Series 2014
5.500 11/01/44 3,266,499
1,525,000 (d) Spring Lake Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Area Two Project,
Series 2017
5.125 11/01/37 1,548,676
2,995,000 (d) Spring Lake Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Area Two Project,
Series 2017
5.250 11/01/47 3,005,390
2,165,000 Stonegate Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2013
5.000 05/01/34 2,166,968
995,000 Stonegate Preserve Community Development District, Florida,
Manatee County Special Assessment Revenue Bonds 2023
Project Area Series 2023
6.125 12/15/53 1,061,207
1,635,000 Stoneybrook North Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area One
Project, Series 2017A-3
5.875 11/01/29 1,651,958
400,000 (d) Stoneybrook North Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area Two
Project, Series 2022
6.375 11/01/52 434,154
1,000,000 (d) Stoneybrook South at Championsgate Community
Development District, Osceola County, Florida, Special
Assessment Revenue Bonds, 2023 Assessment Area Series
2023
5.500 06/15/53 1,041,409
3,945,000 Stoneybrook South Community Development District,
Osceola County, Florida, Special Assessment Revenue Bonds,
Assessment Area Two-A Project, Series 2014
5.500 11/01/44 4,070,049
1,075,000 (d) Storey Creek Community Development District, Osceloa
County, Florida, Special Assessment Bonds, Assessment Area 2
Project, Series 2022
5.375 06/15/52 1,078,094

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 500,000 (d) Summer Woods Community Development District, Manatee
County, Florida, Special Assessment Bonds, Area 1 Project,
Series 2018A-1
5.250% 11/01/38 $ 513,191
1,320,000 (d) Summer Woods Community Development District, Manatee
County, Florida, Special Assessment Bonds, Area 1 Project,
Series 2018A-1
5.375 11/01/48 1,331,994
1,561,000 Summit At Fern Hill Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2016
5.000 05/01/46 1,563,297
925,000 (d) Summit View Community Development District, Dade City,
Florida, Special Assessment Area Two Revenue Bonds, Series
2024
6.000 05/01/54 943,723
1,000,000 (d) Sunbridge Stewardship District, Florida, Special Assessment
Revenue Bonds, Weslyn Park Project, Series 2022
5.200 05/01/42 1,023,456
2,000,000 (d) Sunbridge Stewardship District, Florida, Special Assessment
Revenue Bonds, Weslyn Park Project, Series 2022
5.350 05/01/52 2,014,792
11,540,000 (g) Tampa, Florida, Health System Revenue Bonds, Baycare Health
System, Series 2016A, (UB)
5.000 11/15/46 11,559,227
1,500,000 Tampa, Florida, Hospital Revenue Bonds, H. Lee Moffitt Cancer
Center Project, Series 2020B
4.000 07/01/45 1,366,918
1,815,000 Tapestry Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2016
5.000 05/01/46 1,815,112
2,000,000 Terreno Community Development District, Collier County,
Florida, Special Assessment Bonds, Series 2023
5.250 05/01/53 2,009,506
1,000,000 (d) Terreno Community Development District, Collier County,
Florida, Special Assessment Bonds, Series 2025
5.650 05/01/55 1,009,289
3,185,000 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019A-1
4.750 05/01/50 2,999,073
995,000 (d) Timber Creek Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series
2018
5.000 11/01/38 1,036,469
1,250,000 (d) Timber Creek Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series
2018
5.000 11/01/48 1,247,592
1,075,000 Tohoqua Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2018
4.800 05/01/48 1,039,097
975,000 (d) Tolomato Community Development District, Florida, Special
Assessment Bonds, Expansion Parcel Project, Series 2018
5.000 05/01/48 974,852
4,795,000 (d) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Senior Lien Series 2018A-2
5.625 05/01/40 4,925,556
880,000 Tolomato Community Development District, Florida, Special
Assessment Revenue Bonds, Seabrook Village Phases 2 and 3
Series 2024
5.125 05/01/54 851,205
3,225,000 Toscana Isles Community Development District, Venice,
Florida, Special Assessment Revenue Bonds, Series 2014
6.250 11/01/44 3,322,871
280,000 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 2B Project, Series 2018
5.375 05/01/38 289,735
1,265,000 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 3A Project, Series 2018
5.375 05/01/38 1,308,981
2,595,000 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 3A Project, Series 2018
5.500 05/01/49 2,632,847
825,000 Trevesta Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, 2016 Project,
Series 2016A-1
5.375 11/01/36 858,917
705,000 (d) Trevesta Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, Assessment Area
1 - Phase 2 Project, Series 2018
5.250 11/01/39 737,402
750,000 Triple Creek Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2012 - AGM
Insured
6.750 11/01/43 825,936
1,095,000 Trout Creek Community Development District, Saint Johns
County, Florida, Capital Improvement Revenue Bonds, Series
2018
5.375 05/01/38 1,118,271

Portfolio of Investments December 31, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 3,340,000 Trout Creek Community Development District, Saint Johns
County, Florida, Capital Improvement Revenue Bonds, Series
2018
5.500% 05/01/49 $ 3,366,816
1,400,000 TSR Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, Northwest Assessment
Area Parcels A, B & C, Series 2018
5.000 11/01/39 1,431,819
2,500,000 TSR Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, Northwest Assessment
Area Parcels A, B & C, Series 2018
5.125 11/01/49 2,502,904
275,000 TSR Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, Village 1 Project, Series
2015
5.000 11/01/36 275,157
555,000 TSR Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, Village 1 Project, Series
2015
5.125 11/01/45 555,043
2,435,000 TSR Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, Village 4 Project, Series
2015A
5.625 11/01/45 2,479,189
1,505,000 Tuckers Pointe Community Development District, Charlotte
County, Florida, Special Assessment Notes, Phase 1 Project,
Series 2022
4.000 05/01/42 1,384,907
9,135,000 Twin Creeks North Community Development District,
Florida, Special Assessment Bonds, Master Infrastructure
Improvements, Series 2016A-1
6.375 11/01/47 9,567,634
1,760,000 Twin Creeks North Community Development District,
Florida, Special Assessment Bonds, Master Infrastructure
Improvements, Series 2016A-2
6.375 11/01/47 1,845,144
1,000,000 (d) Twisted Oaks Pointe Community Development District, Florida,
Special Assessment Revenue Bonds Assessment Area One
Project Series 2023
5.625 05/01/53 1,015,805
1,000,000 (d) Twisted Oaks Pointe Community Development District, Florida,
Special Assessment Revenue Bonds Assessment Area Two
Project Series 2023
6.125 05/01/54 1,034,147
7,000,000 (d) Two Rivers East Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, 2023
Project Series 2023
5.875 05/01/53 7,143,295
1,540,000 (d) Two Rivers North Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2022 Project,
Series 2022
5.125 05/01/42 1,570,718
4,995,000 (d) Two Rivers West Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2022 Project,
Series 2022
6.250 05/01/53 5,218,037
1,500,000 (d) Two Rivers West Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2024 Project,
Series 2024
5.875 05/01/54 1,534,030
255,000 Union Park Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A-1
5.375 11/01/37 259,350
1,975,000 (d) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment  Area 1
Series 2017A-1
5.500 11/01/47 2,002,436
1,465,000 (d) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment  Area 2
Series 2019A-1
5.000 11/01/39 1,499,335
2,615,000 (d) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment  Area 2
Series 2019A-1
5.125 11/01/49 2,620,741
820,000 (d) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment  Area 2
Series 2019A-2
5.250 05/01/49 834,263
1,525,000 (d) Varrea South Community Development District, Plant
City, Florida, Capital Improvement Revenue Bonds, 2023
Assessment Area Series 2023
5.400 05/01/53 1,550,707
2,270,000 (d) V-Dana Community Development District, Lee County, Florida,
Special Assessment Bonds, Area 2 - 2023 Project, Series 2023
5.500 05/01/54 2,302,592

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 990,000 (d) V-Dana Community Development District, Lee County, Florida,
Special Assessment Bonds, Area 2 - 2025 Project, Series 2025
5.550% 05/01/55 $ 992,053
1,055,000 Venetian Parc Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Area One Project,
Series 2013
6.500 11/01/43 1,114,676
505,000 Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area 5 Phase 2
Veranda Estates Project, Refunding Series 2024
5.625 05/01/54 509,463
680,000 Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area One-Gardens
East Project, Series 2018A
5.000 11/01/39 695,696
1,050,000 Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area One-Gardens
East Project, Series 2018A
5.000 11/01/39 1,074,236
1,115,000 Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area One-Gardens
East Project, Series 2018A
5.125 11/01/49 1,116,295
1,710,000 Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area One-Gardens
East Project, Series 2018A
5.125 11/01/49 1,713,165
3,680,000 Verandah West Community Development District, Florida,
Capital Improvement Revenue Bonds, Refunding Series 2013
5.000 05/01/33 3,683,026
1,640,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod A Project, Series
2017
4.750 11/01/38 1,652,231
2,405,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod A Project, Series
2017
5.000 11/01/48 2,387,438
1,295,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod B Project, Series
2017
4.750 11/01/38 1,304,658
1,970,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod B Project, Series
2017
5.000 11/01/48 1,955,615
895,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod C Project, Series
2017
5.000 11/01/38 907,144
1,410,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod C Project, Series
2017
5.125 11/01/48 1,411,635
1,140,000 Verano 3 Community Development District, Florida, Special
Assessment Bonds, Phase 2 Assessment Area, Series 2022
6.450 11/01/42 1,220,661
1,500,000 Verano 3 Community Development District, Florida, Special
Assessment Bonds, Phase 2 Assessment Area, Series 2022
6.625 11/01/52 1,589,182
1,195,000 (d) Verano 4 Community Development District, Florida, Special
Assessment Revenue Bonds, Arbor Creek Phase One
Assessment Area Series 2023
5.625 05/01/53 1,229,197
2,875,000 (d) Villages of Glen Creek Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 4, Series 2022
5.250 05/01/53 2,897,865
1,190,000 (d) Villamar Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Area 5 Project,
Series 2023
5.750 05/01/53 1,213,393
1,000,000 (d) Villamar Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Area 6 Project,
Series 2024
5.750 05/01/54 1,015,768
1,000,000 Vivid Shores Community Development District, Lee County,
Florida, Special Assessment Bonds, 2025 Project Area, Series
2025
5.625 05/01/56 1,002,879
1,500,000 (d) Waterford Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 3, Series 2025
6.000 05/01/45 1,562,163

Portfolio of Investments December 31, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 805,000 Waterford Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area One, Series 2023
5.600% 05/01/53 $ 828,306
1,925,000 (d) Waterset Central Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2018
5.125 11/01/38 1,966,340
4,000,000 (d) Waterset Central Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2018
5.250 11/01/49 4,018,560
1,405,000 Waterset North Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2014
5.250 05/01/39 1,420,335
1,335,000 (d) Wellness Ridge Community Development District, Lake
County, Florida, Special Assessment Revenue Bonds, Area One
Series 2023
5.375 06/15/53 1,352,427
1,270,000 (d) West Hillcrest Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2023 Project Series 2023
5.500 06/15/53 1,300,240
2,400,000 West Port Community Developement District, Charlotte
County, Florida, Special Assessment Bonds, Assessment Area
1- 2021 Project, Series 2021
4.000 05/01/51 2,008,051
710,000 (d) West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 7 Village B
Parcel, Series 2019
5.000 05/01/50 697,780
3,950,000 West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 8 Master
Infrastructure, Series 2022
5.500 05/01/53 4,004,330
2,495,000 (d) West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 9 Series
2023
5.625 05/01/53 2,558,745
1,000,000 (d) West Villages Improvement District, North Port, Florida,
Capital Improvement Revenue Bonds, Unit of Development 10
Assessment Area 2, Series 2025
5.500 05/01/55 986,998
430,000 (d) Westside Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Solara Phase 1
Assessment Area, Series 2018
5.000 05/01/38 438,182
575,000 (d) Westside Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Solara Phase 1
Assessment Area, Series 2018
5.200 05/01/48 577,954
795,000 (d) Westside Haines City Community Development District, Polk
County, Florida, Special Assessment Bonds, Area 2 Project,
Series 2024
6.000 05/01/54 814,268
750,000 (d) Westview North Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, 2022 Project,
Series 2022
5.750 06/15/42 791,460
1,500,000 (d) Westview North Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, 2022 Project,
Series 2022
6.000 06/15/52 1,564,091
2,560,000 (d) Westview South Community Development District, Osceola
and Polk Counties, Florida, Special Assessment Bonds,
Assessment Area 1 Project Series 2023
5.600 05/01/53 2,601,276
995,000 Westview South Community Development District, Osceola
and Polk Counties, Florida, Special Assessment Bonds,
Assessment Area 2 Series 2023
5.625 05/01/53 1,003,528
2,000,000 (d) Westview South Community Development District, Osceola
and Polk Counties, Florida, Special Assessment Revenue
Bonds, Assessment Area 1, Series 2025
6.200 05/01/55 2,075,789
2,580,000 (d) Willow Hammock Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds, Series
2017
5.000 11/01/47 2,469,139
1,225,000 (d) Willowbrook Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area One
Project Series 2024
5.900 05/01/55 1,231,274

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,690,000 (d) Willowbrook Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area Two
Project Series 2025
5.650% 05/01/45 $ 1,715,483
1,435,000 (d) Willowbrook Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area Two
Project Series 2025
5.875 05/01/56 1,449,608
1,500,000 Willows Community Development District, Florida, Special
Assessment Bonds, Series 2019
5.000 05/01/39 1,531,632
3,000,000 Willows Community Development District, Florida, Special
Assessment Bonds, Series 2019
5.200 05/01/50 3,007,585
1,250,000 (d) Wind Meadows South Community Development District,
Bartow, Florida, Special Assessment Bonds, Assessment Area 2
Project, Series 2023
5.625 05/01/53 1,275,829
1,870,000 Winding Cypress Community Development District, Collier
County, Florida, Special Assessment Bonds, Phase 1 & 2
Assessment Area, Series 2015
5.000 11/01/45 1,871,568
990,000 Winding Cypress Community Development District, Collier
County, Florida, Special Assessment Bonds, Series 2019
5.000 11/01/49 977,824
1,075,000 (d) Windsor Cay Community Development District, Lake County,
Florida, Special Assessment Bonds, Assessment Area 2 Project,
Series 2025
5.500 05/01/55 1,064,083
1,000,000 Woodcreek Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 1, Series 2022
6.000 05/01/53 1,043,209
500,000 (d) Woodcreek Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 2, Series 2025
5.500 05/01/55 487,171
2,000,000 (d) Woodland Crossing Community Development District, Sumter
County, Florida, Special Assessment Bonds, Series 2025
6.125 05/01/56 2,049,492
850,000 (d) Woodland Preserve Community Development District,
Florida, Manatee County, Special Assessment Revenue Bonds,
Assessment Area One Series 2025
5.500 05/01/55 848,689
510,000 Wynnmere East Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2016
5.125 05/01/36 520,768
925,000 Wynnmere East Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2016
5.500 05/01/46 935,206
2,000,000 (d) Yarbrough Lane Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds, 2024
Project Series 2024
5.600 05/01/55 1,979,899
1,485,000 (d) Zephyr Lakes Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2019
5.500 11/01/39 1,556,099
2,560,000 (d) Zephyr Lakes Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2019
5.625 11/01/49 2,621,196
TOTAL FLORIDA 1,818,858,265
GEORGIA - 3.0%
39,320,000 Atlanta Development Authority, Georgia, Economic
Development Certificates, Gulch Enterprise Zone Project,
Convertible Capital Appreciation Series 2024A-1 Class A
6.500 12/15/48 35,334,568
10,300,000 (d) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-2
5.500 04/01/39 10,622,076
500,000 (e) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
6.500 01/01/29 285,000
24,900,000 (e) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
6.750 01/01/35 14,193,000
33,710,000 (e) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
7.000 01/01/40 19,214,700
1,290,000 Atlanta Urban Residential Finance Authority, Georgia,
Multifamily Housing Revenue Bonds, Testletree Village
Apartments, Series 2013A
5.000 11/01/48 1,025,900

Portfolio of Investments December 31, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GEORGIA (continued)
$ 8,810,000 (g) Atlanta, Georgia, Airport General Revenue Bonds, Series
2019B, (AMT), (UB)
4.000% 07/01/49 $ 7,819,624
25,665,000 (g) Brookhaven Development Authority, Georgia, Revenue Bonds,
Children's Healthcare of Atlanta, Inc. Project, Series 2019A,
(UB)
4.000 07/01/49 23,672,798
420,000 Burke County Development Authority, Georgia, Pollution
Control Revenue Bonds, Oglethorpe Power Corporation Vogtle
Project, Series 2017D
4.125 11/01/45 395,390
5,510,000 (g) Classic Center Authority, Clarke County, Georgia, Revenue
Bonds, Classic Center Arena Project Series 2021
3.000 05/01/61 3,743,909
5,515,000 (g) Cobb County Kennestone Hospital Authority, Georgia,
Revenue Anticipation Certificates, Wellstar Health System,
Series 2017A, (UB)
5.000 04/01/47 5,538,845
3,945,000 Columbia County Hospital Authority, Georgia, Revenue
Anticipation Certificates, WellStar Health System, Inc. Project,
Series 2023A - AGM Insured
5.000 04/01/53 4,043,683
3,500,000 (g) Columbia County Hospital Authority, Georgia, Revenue
Anticipation Certificates, WellStar Health System, Inc. Project,
Series 2023B, (UB)
5.750 04/01/53 3,754,496
6,030,000 (g) Dalton Development Authority, Georgia, Revenue Certificates,
Hamilton Health Care System Inc., Series 2017, (UB)
4.000 08/15/48 5,530,764
10,000,000 (g) Fulton County Development Authority, Georgia, Hospital
Revenue Bonds, Wellstar Health System, Inc Project, Series
2017A, (UB)
5.000 04/01/47 10,043,236
7,785,000 (g) Fulton County Development Authority, Georgia, Hospital
Revenue Bonds, Wellstar Health System, Inc Project, Series
2017A, (UB)
4.000 04/01/50 6,932,325
11,900,000 (g) Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4
Project M Bonds, Series 2019A - AGM Insured, (UB)
4.000 01/01/59 10,497,931
25,395,000 (g) Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4
Project M Bonds, Series 2019A, (UB)
5.000 01/01/63 25,070,792
1,840,000 (d) Macon-Bibb County Urban Development Authority, Georgia,
Revenue Bonds, Academy for Classical Education, Series 2017
5.875 06/15/47 1,845,395
1,550,000 (d) Macon-Bibb County Urban Development Authority, Georgia,
Revenue Bonds, Academy for Classical Education, Series 2017
6.000 06/15/52 1,554,392
34,665,000 (g) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2019A, (UB)
5.000 05/15/49 36,122,746
5,750,000 (d),(f) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4.000 08/01/52 5,745,057
10,000,000 (g) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2024B, (Mandatory Put 3/01/32), (UB)
5.000 12/01/54 10,705,436
5,765,000 (g) Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2015A, (UB)
5.000 07/01/60 5,693,223
11,600,000 (g) Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2019A - BAM Insured, (UB)
4.000 01/01/49 10,521,614
24,940,000 (g) Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2019A - BAM Insured, (UB)
5.000 01/01/49 25,013,426
28,170,000 (g) Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2019A, (UB)
5.000 01/01/59 27,914,312
11,200,000 (g) Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2023A - AGM Insured, (UB)
5.000 07/01/64 11,327,258
15,280,000 (g) Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project M Bonds, Series 2022A, (UB)
4.500 07/01/63 14,751,948
2,000,000 Savannah-Georgia Convention Center Authority, Convention
Center Hotel First Tier Revenue Bonds, Series 2025A
5.125 06/01/50 1,996,668
2,520,000 Savannah-Georgia Convention Center Authority, Convention
Center Hotel First Tier Revenue Bonds, Series 2025A
5.250 06/01/61 2,513,104
11,555,000 (d) Savannah-Georgia Convention Center Authority, Convention
Center Hotel Second Tier Revenue Bonds, Series 2025B
6.250 06/01/61 11,581,224
15,220,000 (g) Walton Industrial Building Authority, Georgia, Revenue Bonds,
Walton County Jail Facility Project, Series 2021, (UB)
4.000 02/01/52 14,355,874
3,330,000 White County Development Authority, Georgia, Revenue
Bonds Truett McConnell University, Series 2019
5.250 10/01/49 2,581,206
TOTAL GEORGIA 371,941,920

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HAWAII - 0.5%
$ 3,530,000 (d) Hawaii County, Hawaii, Special Tax Revenue Bonds, Community
Facilities District 1-2021, Kaloko Heights Project, Series 2023
7.250% 05/15/52 $ 3,575,611
1,565,000 (d) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Chaminade University of Honolulu, Series
2015A
5.000 01/01/45 1,335,849
2,000,000 (d) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University Project, Refunding
Series 2024
5.000 07/01/39 1,978,678
2,965,000 (d) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University Project, Refunding
Series 2024
5.125 07/01/43 2,824,084
16,795,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and
Subsidiary Projects, Refunding Series 2017B, (AMT)
4.000 03/01/37 16,661,960
8,125,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and
Subsidiary Projects, Refunding Series 2019
3.200 07/01/39 7,286,365
15,000,000 (g) Hawaii State, Airport System Revenue Bonds, Series 2025A,
(AMT), (UB)
5.250 07/01/51 15,618,590
10,000,000 (g) Hawaii State, Airport System Revenue Bonds, Series 2025B,
(AMT), (UB)
5.500 07/01/54 10,657,153
TOTAL HAWAII 59,938,290
IDAHO - 0.3%
5,023,000 (d) Eagle Avimor Community Infrastructure District 1, Ada, Boise,
and Gem Counties, Idaho, Special Assessment Revenue Bonds,
Assessment Area 5 Series 2024
5.875 09/01/53 5,117,013
4,000,000 (d) Eagle Avimor Community Infrastructure District 1, Ada, Boise,
and Gem Counties, Idaho, Special Assessment Revenue Bonds,
Assessment Area 6 Series 2024B
5.500 09/01/53 3,980,850
2,969,000 Harris Ranch Community Infrastructure District 1, Boise, Idaho,
Special Assessment Bonds, Assessment Area One, Series 2011
9.000 09/01/40 2,978,354
955,000 (d) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Compass Public Charter School, Inc. Project,
Series 2018A
6.000 07/01/49 960,242
715,000 (d) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Doral Academy of Idaho, Taxable Series
2021B
5.750 07/15/31 680,968
680,000 (d) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Gem Prep Meridian North LLC, Series 2020A
4.500 07/01/30 664,913
2,270,000 (d) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Gem Prep Meridian North LLC, Series 2020A
5.000 07/01/40 2,066,158
6,040,000 (d) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Gem Prep Meridian North LLC, Series 2020A
5.250 07/01/55 5,012,311
275,000 (d) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Gem Prep Meridian North LLC, Series 2020B
5.250 07/01/27 273,235
2,380,000 Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Xavier Charter School, Inc. Project, Series
2015A
5.000 06/01/44 2,311,282
10,100,000 (d) Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Assessment Area Two, Series 2025
6.250 09/01/54 10,393,755
1,720,000 (d) Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2021
3.750 09/01/51 1,640,552
2,570,000 Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2024
6.250 09/01/53 2,633,859
TOTAL IDAHO 38,713,492
ILLINOIS - 6.6%
4,845,000 Belleville, Illinois, Tax Increment Revenue Bonds, Frank Scott
Parkway Redevelopment Project, Series 2007A
5.700 05/01/36 4,846,321
234,918 (e) Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005 6.250 01/01/26 234,918
4,000,000 Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2019
5.250 03/01/41 4,039,979
67,370,000 (g) Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016, (UB)
6.000 04/01/46 68,158,296

Portfolio of Investments December 31, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 5,550,000 (g) Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2023, (UB)
5.000% 04/01/45 $ 5,556,049
11,825,000 (g) Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2023, (UB)
5.750 04/01/48 12,417,386
8,750,000 (g) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2017, (UB)
5.000 12/01/46 8,781,864
8,445,000 (g) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A - BAM Insured, (UB)
4.000 12/01/50 7,751,561
6,905,000 (g) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A - BAM Insured, (UB)
4.000 12/01/55 6,065,396
6,500,000 (g) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A, (UB)
5.000 12/01/55 6,500,443
21,000,000 (g) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2022A - BAM Insured, (UB)
5.000 12/01/46 21,798,720
2,375,000 (g) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2022A, (UB)
5.000 12/01/52 2,405,715
6,195,000 (g) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2022A, (UB)
5.000 12/01/57 6,246,193
464,516 Chicago, Illinois, Certificates of Participation Tax Increment
Bonds, 35th and State Redevelopoment Project, Series 2012
6.100 01/15/29 464,619
3,206,077 (e) Chicago, Illinois, Certificates of Participation, Tax Increment
Allocation Revenue Bonds, Diversey-Narragansett Project,
Series 2006
7.460 02/15/26 1,603,039
3,159,571 Chicago, Illinois, Certificates of Participation, Tax Increment
Allocation Revenue Bonds, Pullman Park/Chicago
Redevelopement Project, Series 2013A
7.125 03/15/33 3,160,367
4,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2018A
5.000 01/01/39 4,121,725
7,000,000 (g) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2018A, (UB)
4.000 01/01/43 6,575,192
23,750,000 (g) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2018A, (UB)
5.000 01/01/48 23,757,769
9,000,000 (g) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2018A, (UB)
4.375 01/01/53 8,338,875
5,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2016D
5.000 01/01/52 5,000,153
5,000,000 (g) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2016D, (UB)
5.000 01/01/52 5,000,154
10,000,000 (g) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2022A, (UB)
4.500 01/01/48 9,650,411
18,800,000 (g) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2022A, (UB)
4.625 01/01/53 18,175,874
12,990,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2022A
5.250 01/01/53 13,191,210
24,000,000 (g) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2022A, (UB)
5.250 01/01/53 24,371,750
13,475,000 (g) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2022A, (UB)
5.000 01/01/55 13,420,108
10,500,000 (g) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2024A, (UB)
5.500 01/01/53 10,943,186
5,000,000 (g) Chicago, Illinois, General Obligation Bonds, Project &
Refunding Series 2017A, (UB)
5.625 01/01/30 5,085,964
87,600,000 (g) Chicago, Illinois, General Obligation Bonds, Project &
Refunding Series 2017A, (UB)
6.000 01/01/38 88,968,382
895,000 Chicago, Illinois, General Obligation Bonds, Series 2019A 5.000 01/01/44 873,673
8,650,000 (g) Chicago, Illinois, Wastewater Transmission Revenue Bonds,
Second Lien Project, Series 2023A - AGM Insured, (UB)
5.250 01/01/58 8,988,213
5,000,000 Chicago, Illinois, Wastewater Transmission Revenue Bonds,
Second Lien Project, Series 2023A - AGM Insured
5.500 01/01/62 5,251,318
8,855,000 (g) Elmhurst Park District, DuPage and Cook Counties, Illinois,
General Obligation Bonds, Series 2025, (UB)
4.250 12/15/49 8,630,336
10,635,000 (d) Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP,
Series 2016A
6.250 11/01/36 9,531,300

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 13,325,000 (d) Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP,
Series 2016A
6.375% 11/01/46 $ 10,791,296
46,000,000 (g) Illinois Finance Authority Revenue Bonds, OSF Healthcare
System, Refunding Series 2018A, (UB)
4.125 05/15/47 42,973,255
4,055,000 (d) Illinois Finance Authority, Charter School Revenue Bonds, Art in
Motion AIM Project, Series 2021A
5.000 07/01/51 2,886,785
4,420,000 (d) Illinois Finance Authority, Charter School Revenue Bonds, Art in
Motion AIM Project, Series 2021A
5.000 07/01/56 3,049,079
845,000 (d) Illinois Finance Authority, Charter School Revenue Bonds,
Intrinsic Charter Schools Belmont School Project, Series 2015A
5.750 12/01/35 845,579
4,475,000 (d) Illinois Finance Authority, Charter School Revenue Bonds,
Intrinsic Charter Schools Belmont School Project, Series 2015A
6.000 12/01/45 4,475,733
2,500,000 Illinois Finance Authority, Revenue Bonds, Admiral at the Lake
Project, Refunding Series 2017
5.250 05/15/42 2,191,981
1,800,000 Illinois Finance Authority, Revenue Bonds, Admiral at the Lake
Project, Refunding Series 2017
5.250 05/15/54 1,408,182
7,150,000 Illinois Finance Authority, Revenue Bonds, Admiral at the Lake
Project, Refunding Series 2017
5.500 05/15/54 5,812,026
17,295,000 (g) Illinois Finance Authority, Revenue Bonds, Advocate Health
Care Network, Refunding Series 2015, (UB)
4.125 05/01/45 16,119,315
5,190,000 Illinois Finance Authority, Revenue Bonds, Central Baptist
Village, Series 2007
5.375 11/15/39 5,170,853
2,000,000 (d) Illinois Finance Authority, Revenue Bonds, DePaul College Prep
Foundation, Series 2023A
5.625 08/01/53 2,044,734
1,300,000 Illinois Finance Authority, Revenue Bonds, Dominican
University, Refunding Series 2022
5.000 03/01/47 1,205,140
1,200,000 Illinois Finance Authority, Revenue Bonds, Dominican
University, Refunding Series 2022
5.000 03/01/52 1,080,900
5,300,000 (d) Illinois Finance Authority, Revenue Bonds, Illinois Institute of
Technology, Series 2025A
5.875 09/01/46 5,224,836
6,000,000 (g) Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2020A, (UB)
4.000 05/15/50 5,166,274
3,735,000 (d) Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Refunding Series 2020A
5.000 04/01/50 3,192,266
2,700,000 (d) Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Series 2018A
6.125 04/01/58 2,646,930
19,780,000 (d) Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Series 2019A
6.125 04/01/49 19,706,226
20,475,000 (d) Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Series 2019A
6.125 04/01/58 20,128,215
10,000,000 (g) Illinois Finance Authority, Revenue Bonds, The University of
Chicago Medical Center, Series 2016B, (UB)
4.000 08/15/41 9,530,354
5,000,000 (g) Illinois Finance Authority, Revenue Bonds, University of
Chicago Medicine, Series 2022A, (UB)
5.000 08/15/52 5,074,890
4,000,000 (d),(f) Illinois Finance Authority, Solid Waste Revenue Bonds, LRS
Holdings LLC Project, Series 2023B, (Mandatory Put 9/01/33)
7.375 09/01/42 4,572,186
5,600,000 Illinois Housing Development Authority, Revenue Bonds, Social
Series 2024C
4.850 04/01/49 5,655,945
1,300,000 Illinois State, General Obligation Bonds, January Series 2016 5.000 01/01/41 1,300,778
14,600,000 (g) Illinois State, General Obligation Bonds, June Series 2022A 5.500 03/01/42 15,712,454
10,285,000 Illinois State, General Obligation Bonds, May Series 2020 5.750 05/01/45 10,854,666
14,250,000 Illinois State, General Obligation Bonds, October Series 2022C 5.500 10/01/39 15,664,736
950,000 (d) Lincolnwood, Cook County, Illinois, Tax Increment Revenue
Bonds, District 1860 Development Project, Series 2025B
5.750 12/01/43 964,622
1,055,000 Matteson, Illinois, Tax Increment Revenue Bonds, Limited
Obligation Series 2015
6.500 12/01/35 1,076,008
2,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A
5.000 06/15/50 1,992,867
10,000,000 (g) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A - BAM
Insured, (UB)
5.000 06/15/50 10,065,507
8,715,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2012B - AGM Insured
0.000 12/15/41 4,496,123

Portfolio of Investments December 31, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 7,360,000 (g) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2015A, (UB)
5.000% 06/15/53 $ 7,319,776
5,000,000 (g) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2015A, (UB)
5.500 06/15/53 5,001,342
10,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017A - AGM Insured
0.000 12/15/56 2,196,827
13,000,000 (g) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017A, (UB)
5.000 06/15/57 12,843,574
5,000,000 (h) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
0.000 12/15/47 3,699,628
19,140,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
0.000 12/15/54 4,470,335
6,980,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B - BAM Insured
0.000 12/15/54 1,700,801
6,270,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Capital
Appreciation Refunding Series 2010B-1 - AGM Insured
0.000 06/15/44 2,725,598
53,700,000 (g) Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Capital
Appreciation Refunding Series 2010B-1 - AGM Insured, (UB)
0.000 06/15/44 23,343,637
17,150,000 (g) Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0.000 12/15/37 10,761,740
6,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
AGM Insured
0.000 12/15/40 3,281,286
2,036,893 (d) North Pullman Chicago Neighborhood Initiatives, Inc., Illinois,
Certificates of Participation, Gotham Greens Greenhouse
Facility, Redevelopment Project, Series 2018A
6.000 03/15/34 2,039,262
3,390,000 Palos Heights, Illinois, Revenue Bonds, Trinity Christian College
Association, Series 2024A
7.000 01/01/50 3,051,000
7,400,000 (g) Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitzation Bonds, Series 2018A - BAM Insured, (UB)
4.000 01/01/48 6,605,462
24,280,000 (g) Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitzation Bonds, Series 2018A, (UB)
5.000 01/01/48 24,413,586
1,180,000 (d) Schaumburg Village, Cook and DuPage Counties, Illinois, Tax
Increment Revenue Note Certificates of Participation, North
Schaumburg Redevelopment Project Area, Series 2025
6.125 12/30/38 1,187,730
10,800,000 Southwestern Illinois Development Authority, Environmental
Improvement Revenue Bonds, US Steel Corporation Project,
Series 2012, (AMT)
5.750 08/01/42 10,804,876
3,370,000 Upper Illinois River Valley Development Authority, Education
Facilities Revenue Bonds, Elgin Math & Science Academy
Charter School, Series 2023A
5.875 03/01/58 3,101,059
1,187,000 Volo Village, Illinois, Special Tax Bonds, Special Service Area
17, Series 2017
5.500 03/01/47 1,187,083
898,000 Waukegan, Illinois, Special Assessment Improvement Bonds,
Fountain Square, Series 2005
6.125 03/01/30 898,850
3,695,000 (e) Yorkville United City Business District, Illinois, Storm Water and
Water Improvement Project Revenue Bonds, Series 2007
4.800 01/01/27 1,293,250
1,745,572 (e) Yorkville United City, Kendall County, Illinois, Sales Tax Revenue
Bonds, Kendall Marketplace Project, Series 2007
6.000 01/01/26 1,745,572
1,870,000 Yorkville, Illinois, Special Tax Bonds, Special Service Area 2003-
100 Raintree Village Project, Series 2013
5.000 03/01/33 1,870,160
3,170,000 Yorkville, Illinois, Special Tax Bonds, Special Service Area 2006-
113 Cannoball & Beecher, Series 2007
5.750 03/01/28 3,170,760
TOTAL ILLINOIS 811,700,394

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA - 1.1%
$ 2,465,000 (d) Anderson, Indiana, Multifamily Housing Revenue Bonds, Sweet
Galilee at the Wigwam Project, Series 2020A
5.375% 01/01/40 $ 2,245,019
7,045,000 (d) Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver
Birch at Cook Road Project, Series 2018
5.625 01/01/38 6,902,677
390,000 Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver
Birch of Fort Wayne Project, Series 2017
5.125 01/01/32 378,736
4,465,000 Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver
Birch of Fort Wayne Project, Series 2017
5.350 01/01/38 4,233,232
4,500,000 (d) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for
Educational Excellence Project, Refunding Series 2020A
5.875 06/01/55 4,014,331
1,595,000 (d),(g) Indiana Bond Bank, Special Program Bonds, Hendricks
Regional Health Project, Tender Option Bond Trust 2016-
XL0019 - AMBAC Insured, (IF)
11.895 04/01/30 2,122,263
3,425,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, 21st Century Charter School Project, Series 2013A
6.000 03/01/33 3,426,522
7,355,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, 21st Century Charter School Project, Series 2013A
6.250 03/01/43 7,266,860
3,050,000 (d) Indiana Finance Authority, Educational Facilities Revenue
Bonds, Circle City Preparatory Inc. Project, Series 2021A
5.000 12/01/55 2,502,736
115,000 (d) Indiana Finance Authority, Educational Facilities Revenue
Bonds, Circle City Preparatory Inc. Project, Taxable Series
2021B
5.000 12/01/27 112,781
4,860,000 (d) Indiana Finance Authority, Educational Facilities Revenue
Bonds, Rock Creek Community Academy Project, Series 2018A
6.125 07/01/48 4,755,576
7,240,000 (d) Indiana Finance Authority, Educational Facilities Revenue
Bonds, Victory College Prep Project, Series 2021A
4.500 12/01/55 5,658,617
21,460,000 Indiana Finance Authority, Environmental Improvement
Revenue Bonds, United States Steel Corporation Project, Series
2012, (AMT)
5.750 08/01/42 21,469,689
10,400,000 (g) Indiana Finance Authority, Hospital Revenue Bonds, Indiana
Unversity Health Obligation Group, Fixed Rate Series 2019A,
(UB)
4.000 12/01/49 9,372,802
26,975,000 (g) Indiana Finance Authority, Indiana, Health Facilities Project
Revenue Bonds, Baptist Healthcare System Obligated Group,
Series 2017A, (UB)
5.000 08/15/51 27,151,740
4,500,000 Indiana Finance Authority, Indiana, Health Facilities Project
Revenue Bonds, Margaret Mary Health Project, Series 2024A
5.750 03/01/54 4,712,352
1,730,000 Indiana Finance Authority, Student Housing Revenue Bonds,
SFP-PUFW I, LLC Subordinate Series 2024C
5.750 07/01/64 1,636,448
2,610,000 (g) Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Social Series 2024A-
1, (UB)
4.650 07/01/49 2,593,126
1,545,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Community Justice Campus Bonds, Courthouse & Jail Project,
Series 2019A
3.840 02/01/54 1,391,961
3,700,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6.000 03/01/53 3,859,494
2,400,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6.125 03/01/57 2,518,466
4,000,000 Merrillville, Indiana, Economic Development Revenue Bonds,
Belvedere Housing Project, Series 2016
5.750 04/01/36 4,000,060
5,015,000 Plainfield, Indiana,  Multifamily Housing Revenue Bonds,
Glasswater Creek of Plainfield Project, Series 2018
5.375 09/01/38 5,015,209
1,450,000 Saint Joseph County, Indiana, Economic Development
Revenue Bonds, Chicago Trail Village Apartments, Series
2005A
7.500 07/01/35 1,465,076
305,000 Terre Haute, Indiana, Multifamily Housing Revenue Bonds,
Silver Birch of Terre Haute Project, Series 2017
5.100 01/01/32 300,054
6,840,000 Terre Haute, Indiana, Multifamily Housing Revenue Bonds,
Silver Birch of Terre Haute Project, Series 2017
5.350 01/01/38 6,737,876
1,000,000 (d) Valparaiso, Indiana, Revenue Bonds, Valparaiso University
Project, Series 2025A
6.250 10/01/50 1,014,642

Portfolio of Investments December 31, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA (continued)
$ 1,500,000 (d) Whiteland Economic Development, Indiana, Revenue Bonds,
Patch Whitehead Project Phase II, Series 2024A
6.125% 03/01/49 $ 1,510,628
TOTAL INDIANA 138,368,973
IOWA - 0.6%
1,000,000 Iowa Finance Authority Senior Living Facilities Revenue Bonds,
Sunrise Retirement Community Project, Refunding Series 2021
5.000 09/01/51 746,935
29,975,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Alcoa Inc. Project, Series 2012
4.750 08/01/42 29,975,755
13,505,000 (g),(i) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32)
5.000 12/01/50 15,543,465
10,500,000 (f),(g),(i) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32), (Mandatory Put
12/01/42)
5.000 12/01/50 12,084,886
16,000,000 (g) Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Social Series 2023E, (UB)
4.950 07/01/53 16,042,510
1,150,000 Iowa Higher Education Loan Authority, Private College Facility
Revenue Bonds, University of Dubuque Project, Series 2025
6.000 10/01/55 1,201,930
TOTAL IOWA 75,595,481
KANSAS - 0.3%
1,000,000 (d) Garden City, Kansas, Sales Tax Special Obligation Revenue
Bonds, Sports of the World Star Bond Project - Phase II, Series
2025
5.375 06/01/39 1,012,632
4,205,000 (g) Kansas State Development Finance Authority, Facilities
Revenue Bonds, K-State Athletics Incorporated Project Series
2023C, (UB)
4.250 07/01/42 4,224,154
2,143,948 (e) Olathe, Kansas, Tax Increment Revenue Bonds, Gateway Area 1
Special Obligation Series 2006
1.000 03/01/26 407,350
448,525 (e) Olathe, Kansas, Tax Increment Revenue Bonds, Gateway Area 1
Special Obligation Series 2006
5.000 03/01/28 85,220
1,884,086 (e) Olathe, Kansas, Transportation Development District Sales Tax
Revenue Bonds, Gateway Project Area lA, Series 2006
5.000 12/01/28 251,149
2,300,000 Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire
Community Improvement District No. 1 Project, Series 2012B
6.100 12/15/34 517,500
3,051,394 (e) Overland Park, Kansas, Sales Tax Special Obligation Revenue
Bonds, Prairiefire at Lionsgate Project, Series 2012
4.375 01/01/26 2,441,115
5,000,000 (e) Overland Park, Kansas, Sales Tax Special Obligation Revenue
Bonds, Prairiefire at Lionsgate Project, Series 2012
5.250 12/15/29 1,900,000
10,955,000 (e) Overland Park, Kansas, Sales Tax Special Obligation Revenue
Bonds, Prairiefire at Lionsgate Project, Series 2012
6.000 12/15/32 2,519,650
10,755,000 (g) University of Kansas Hospital Authority, Health Facilities
Revenue Bonds, University of Kansas Health System, Series
2019A, (UB)
5.000 09/01/48 10,854,639
1,250,000 Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2024VIII
5.750 05/15/45 1,221,007
3,000,000 Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2024VIII
5.875 05/15/50 2,843,655
1,000,000 Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2024VIII
6.000 05/15/54 954,085
1,000,000 Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Vacation Village Project
Area 1 and 2A, Series 2015
5.750 09/01/32 961,530
10,845,000 Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Vacation Village Project
Area 1 and 2A, Series 2015
6.000 09/01/35 10,435,722
TOTAL KANSAS 40,629,408

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KENTUCKY - 0.4%
$ 2,695,000 Bell County, Kentucky, Special Assessment Industrial Building
Revenue Bonds, Boone's Ridge Project, Series 2020
6.000% 12/01/40 $ 2,737,518
4,580,000 Campbellsville, Kentucky, Industrial Building Revenue Bonds,
Campbellsville University Project, Series 2017
5.000 03/01/39 4,487,673
3,535,000 Fort Thomas, Kentucky, Special Obligation Revenue Bonds,
Onr Highland Project Series 2020B
5.500 09/01/50 3,298,016
945,000 Kentucky Economic Development Finance Authority,
Kentucky, Healthcare Facilities Revenue Bonds, Christian Care
Communities, Inc. Obligated Group, Series 2021
5.000 07/01/50 783,527
2,500,000 Kentucky Economic Development Finance Authority, Kentucky,
Healthcare Facilities Revenue Bonds, Rosedale Green Project,
Refunding Series 2015
5.750 11/15/45 2,225,585
3,000,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, CommonSpirit Health, Series 2019A-1
5.000 08/01/44 3,039,886
2,000,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5.000 01/01/45 2,000,549
10,750,000 Louisville and Jefferson County Metropolitan Government,
Kentucky, Hospital Revenue Bonds, UofL Health Project, Series
2022A
5.000 05/15/52 10,609,298
4,895,000 Newport, Kentucky, Special Obligation Revenue Bonds,
Newport Clifton Project, Series 2020B
5.500 12/01/60 4,124,748
7,500,000 (f),(g) Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Refunding Series 2024A-1, (Mandatory Put 2/01/32),
(UB)
5.250 04/01/54 8,104,155
5,745,000 (d) Union Kentucky, Special Obligation Revenue Bonds, Union
Promenade Project, Series 2022B
5.500 12/01/52 5,344,790
1,400,000 (d) Union, Kentucky, Special Obligation Revenue Bonds, Union
Promenade Project, Series 2022D
5.750 12/01/52 1,304,848
TOTAL KENTUCKY 48,060,593
LOUISIANA - 0.9%
4,350,000 (d) Jefferson Parish Economic Development and Port District,
Louisiana, Kenner Discovery Health Sciences Academy Project,
Series 2018A
5.625 06/15/48 4,205,246
775,000 (d) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Cameron Parish GOMESA Project, Green Series 2018
5.650 11/01/37 811,789
1,205,000 (d) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Terrebonne Parish GOMESA Project, Series 2018
5.375 11/01/38 1,250,862
860,000 (d) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Terrebonne Parish GOMESA Project, Series 2018
5.500 11/01/39 893,267
10,000,000 (d) Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Westside
Habilitation Center Project, Refunding Series 2017A
6.250 02/01/47 9,247,466
4,570,000 (d) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2021A
5.250 06/01/51 3,543,975
1,405,000 (d) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Mentorship STEAM Academy, Series 2021A
5.000 06/01/51 1,140,891
500,000 (d) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Jefferson Rise Charter School Project, Series 2022A
6.250 06/01/52 497,996
1,460,000 (d) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Jefferson Rise Charter School Project, Series 2022A
6.375 06/01/62 1,453,373
1,585,000 (d) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2022A
6.375 06/01/52 1,431,167
1,530,000 (d) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2022A
6.500 06/01/62 1,378,639
5,000,000 (g) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2025A,
(UB)
5.250 05/15/55 5,215,122
1,935,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2025A
5.500 05/15/55 2,051,594

Portfolio of Investments December 31, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 6,000,000 (g) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2025A,
(UB)
5.500% 05/15/55 $ 6,361,530
5,000,000 (d),(e) Louisiana Public Facilities Authority, Solid Waste Disposal
Facility Revenue Bonds,  Lousiana Pellets Inc Project, Series
2015, (AMT)
7.000 07/01/26 50
1,030,000 (d) Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, Geo Academies EBR - GEO Prep Mid-City Project,
Series 2022
6.125 06/01/52 1,039,559
1,425,000 (d) Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, Geo Academies EBR - GEO Prep Mid-City Project,
Series 2022
6.250 06/01/62 1,439,413
13,250,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5.500 09/01/54 13,489,490
11,335,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5.500 09/01/59 11,453,239
25,990,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5.000 09/01/66 24,540,449
5,000,000 (g) New Orleans Aviation Board, Louisiana, General Airport
Revenue Bonds, Refunding Series 2024B, (AMT), (UB)
5.250 01/01/43 5,334,178
5,800,000 (d) Plaquemines Port, Louisiana, Harbor and Terminal District
Facilities Revenue Bonds NOLA Terminal LLC Project Dock and
Wharf Series 2024A
9.000 12/01/44 4,989,277
8,220,000 (d) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010
6.350 07/01/40 8,979,560
TOTAL LOUISIANA 110,748,132
MAINE - 0.2%
11,310,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
5.000 07/01/41 10,986,958
2,000,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
4.000 07/01/46 1,583,952
15,040,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
5.000 07/01/46 13,999,610
3,950,000 Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise
Cascade Corporation Project, Series 2001, (AMT)
6.875 10/01/26 3,958,257
TOTAL MAINE 30,528,777
MARYLAND - 0.9%
6,760,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/46 6,652,775
1,500,000 Baltimore, Maryland, Special Obligation Bonds, Center/West
Development Project, Series 2017A
5.500 06/01/43 1,476,658
1,920,000 (d) Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020C
4.000 07/01/50 1,700,270
2,550,000 (e) Maryland Economic Development Corporation, Revenue
Bonds, Chesapeake Bay Hyatt Conference Center, Series
2006A
5.000 12/01/25 1,708,500
90,070,000 (e) Maryland Economic Development Corporation, Revenue
Bonds, Chesapeake Bay Hyatt Conference Center, Series
2006A
5.000 12/01/31 60,346,900
400,000 (e) Maryland Economic Development Corporation, Revenue
Bonds, Chesapeake Bay Hyatt Conference Center, Series
2006B
5.000 12/01/26 268,000
4,500,000 (e) Maryland Economic Development Corporation, Revenue
Bonds, Chesapeake Bay Hyatt Conference Center, Series
2006B
5.250 12/01/31 3,015,000
3,250,000 Maryland Economic Development Corporation, Special
Obligation Bonds, Port Covington Project, Series 2020
4.000 09/01/50 2,725,278

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MARYLAND (continued)
$ 1,000,000 (d) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Green Street Academy, Series 2017A
5.125% 07/01/37 $ 1,000,640
1,800,000 (d) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Green Street Academy, Series 2017A
5.250 07/01/47 1,695,855
1,530,000 (d) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Green Street Academy, Series 2017A
5.375 07/01/52 1,428,521
22,465,000 (g) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health System, Series 2015, (UB)
5.000 07/01/47 22,469,165
5,000,000 (d) Prince George's County, Maryland, Special Obligation Bonds,
Westphalia Town Center Project, Series 2018
5.250 07/01/48 4,977,121
2,250,000 Rockville Mayor and Council, Maryland, Economic
Development Revenue Bonds, Series 2017B
5.000 11/01/47 2,058,460
TOTAL MARYLAND 111,523,143
MASSACHUSETTS - 1.0%
10,000,000 (g) Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Subordinated Series 2021A-1, (UB)
4.000 07/01/51 9,265,465
4,000,000 (d) Massachusetts Development Finance Agency, Massachusetts,
Senior Living Revenue Bonds, Care Communities, LLC Issue,
Series 2025A-1
6.500 07/15/60 3,968,926
14,360,000 Massachusetts Development Finance Agency, Revenue Bonds,
The Lowell General Hospital, Series 2013G
5.000 07/01/44 13,797,054
12,790,000 (g) Massachusetts Educational Financing Authority, Education
Loan Revenue Bonds, Issue K, Series 2017B, (AMT), (UB)
4.250 07/01/46 11,993,491
2,960,000 (g) Massachusetts Housing Finance Agency, Multifamily Housing
Bonds, Green Sustainability Series 2024A1, (UB)
4.950 12/01/64 2,951,331
3,115,000 (g) Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2024-234, (UB)
4.750 12/01/54 3,082,641
5,500,000 (g) Massachusetts Port Authority, Revenue Bonds, Refunding
Series 2017A, (AMT), (UB)
5.000 07/01/47 5,521,861
10,000,000 (g) Massachusetts Port Authority, Revenue Bonds, Series 2019C,
(AMT), (UB)
5.000 07/01/49 10,101,066
6,880,000 (g) Massachusetts Port Authority, Revenue Bonds, Series 2021E,
(AMT), (UB)
5.000 07/01/46 7,035,719
9,770,000 (g) Massachusetts State, General Obligation Bonds, Consolidated
Loan Series 2024E, (UB)
5.000 08/01/54 10,144,724
6,320,000 (g) Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2023A, (UB)
5.000 05/01/53 6,528,319
11,675,000 (g) Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Green Series 2023A, (UB)
5.000 06/01/53 12,093,616
14,000,000 (g) Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2023B, (UB)
5.000 06/01/51 14,520,143
7,000,000 (g) Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2024B, (UB)
5.000 06/01/54 7,269,136
TOTAL MASSACHUSETTS 118,273,492
MICHIGAN - 1.8%
705,000 Chandler Park Academy, Michigan, Public School Academy
Charter School Revenue Bonds, Series 2005
5.125 11/01/30 704,438
1,767,096 (e) Concord Academy, Boyne City, Michigan, Certificates of
Participation, Series 2007
2.800 11/01/36 1,503,360
545,000 Conner Creek Academy East, Michigan, Public School Revenue
Bonds, Series 2007
5.000 11/01/26 541,663
3,750,000 Conner Creek Academy East, Michigan, Public School Revenue
Bonds, Series 2007
5.250 11/01/31 3,480,583
3,840,000 Conner Creek Academy East, Michigan, Public School Revenue
Bonds, Series 2007
5.250 11/01/36 3,299,494
1,940,000 Detroit Academy of Arts and Sciences, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2013
6.000 10/01/33 1,934,198
4,110,000 Detroit Academy of Arts and Sciences, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2013
6.000 10/01/43 3,817,699
4,866,412 (e) Detroit City & General Retirement System Service Corporation,
Michigan, Certificates of Participation, Taxable Series 2005A -
FGIC Insured
3.000 06/15/26 5,261,808

Portfolio of Investments December 31, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 18,806,796 (e) Detroit City & General Retirement System Service Corporation,
Michigan, Certificates of Participation, Taxable Series 2005A -
FGIC Insured
3.000% 06/15/27 $ 20,475,899
7,360,000 Detroit Community High School, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2021
5.000 11/01/35 6,625,826
3,500,000 Flint International Academy, Michigan, Public School Academy
Revenue Bonds, Series 2007
5.750 10/01/37 3,500,397
6,000,000 (g) Lansing, Ingham and Eaton Counties, Michigan, General
Obligation Bonds, Refunding & Capital Improvement Series
2023B - AGM Insured, (UB)
4.125 06/01/48 5,742,569
27,005,000 (g) Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne Criminal Justice Center
Project, Senior Lien Series 2018 - BAM Insured, (UB)
4.000 11/01/48 24,954,921
1,945,000 Michigan Finance Authority, Higher Education Limited
Obligation Revenue Bonds, Aquinas College Project,
Refunding Series 2021
5.000 05/01/36 1,544,172
2,500,000 (g) Michigan Finance Authority, Hospital Revenue Bonds,
Beaumont Health Credit Group, Series 2016A, (UB)
5.000 11/01/44 2,500,990
1,000,000 Michigan Finance Authority, Hospital Revenue Bonds, Bronson
Healthcare Group, Inc., Refunding Series 2019A
5.000 05/15/54 1,001,246
10,000,000 (g) Michigan Finance Authority, Hospital Revenue Bonds, Bronson
Healthcare Group, Inc., Refunding Series 2019A, (UB)
5.000 05/15/54 10,012,461
12,000,000 (g) Michigan Finance Authority, Hospital Revenue Bonds, Henry
Ford Health System, Refunding Series 2016, (UB)
5.000 11/15/41 12,107,700
12,270,000 (g) Michigan Finance Authority, Hospital Revenue Bonds, Henry
Ford Health System, Series 2019A, (UB)
5.000 11/15/48 12,322,289
6,525,000 (g) Michigan Finance Authority, Hospital Revenue Bonds, McLaren
Health Care, Series 2019A, (UB)
4.000 02/15/50 5,720,188
245,000 (i) Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2016MI, (Pre-refunded
6/01/26)
5.000 12/01/45 247,169
4,755,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2016MI
5.000 12/01/45 4,764,763
1,925,000 (d) Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Hope Academy Project, Refunding
Series 2021
4.400 04/01/31 1,769,126
4,645,000 (d) Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Hope Academy Project, Refunding
Series 2021
4.900 04/01/41 3,687,679
400,000 Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Old Redford Academy Project,
Series 2010A
6.500 12/01/40 393,361
10,515,000 (d) Michigan Finance AuthorIty, Public School Academy Limited
Obligation Revenue Bonds, Voyageur Academy Project,
Refunding Series 2017. Private Placement of 2017
5.900 07/15/46 8,376,865
1,615,000 Michigan Finance Authority, Senior Revenue Bonds, Michigan,
Provident Group - HFH Energy LLC Act 38 Facilities, The Henry
Ford Health Detroit South Campus Central Utility Plant project,
Green Bonds Series 2024
4.375 02/28/54 1,536,636
5,000,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2006 Sold Tobacco Receipts, Taxable Series 2020B
0.000 06/01/45 1,312,846
5,000,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2024A
4.800 10/01/64 4,933,048
6,500,000 (g) Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2023A, (UB)
4.700 12/01/43 6,634,979
6,000,000 (g) Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2023A, (UB)
4.900 12/01/48 6,020,731
5,000,000 (g) Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2023B, (UB)
5.000 06/01/54 5,082,532
3,500,000 (g) Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2024A, (UB)
4.700 12/01/53 3,485,430
700,000 Michigan Public Educational Facilities Authority, Charter School
Revenue Bonds, American Montessori Academy, Series 2007
6.500 12/01/37 700,376

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 1,780,000 Michigan Public Educational Facilities Authority, Charter School
Revenue Bonds, American Montessori Academy, Series 2017
7.000% 12/01/46 $ 1,791,069
1,505,000 Michigan Public Educational Facilities Authority, Limited
Obligation Revenue Bonds,  Chandler Park Academy Project,
Series 2008
6.500 11/01/35 1,506,155
9,990,000 (g) Michigan State Building Authority, Revenue Bonds, Facilities
Program, Series 2021I, (UB)
4.000 10/15/56 9,012,512
2,390,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
I-75 Improvement Project, Series 2018, (AMT)
5.000 06/30/48 2,349,417
644,580,000 Michigan Tobacco Settlement Finance Authority, Tobacco
Settlement Asset-Backed Revenue Bonds, Capital Appreciation
Turbo Term Series 2008C
0.000 06/01/58 11,331,072
3,625,000 Michigan Tobacco Settlement Finance Authority, Tobacco
Settlement Asset-Backed Revenue Bonds, First Subordinate
Capital Appreciation Series 2007B
0.000 06/01/52 449,601
99,020,000 Michigan Tobacco Settlement Finance Authority, Tobacco
Settlement Asset-Backed Revenue Bonds, Taxable Capital
Appreciation Turbo Term Series 2008B
0.000 06/01/46 13,527,360
995,000 Saline Economic Development Corporation, Michigan, Limited
Obligation Revenue and Refunding Bonds, Evangelical Homes
of Michigan, Series 2012
5.250 06/01/32 949,268
TOTAL MICHIGAN 216,913,896
MINNESOTA - 1.1%
1,000,000 Apple Valley, Minnesota, Senior Housing Revenue Bonds,
PHS Apple Valley Senior Housing, Inc. Orchard Path Phase III
Project, Series 2025A
5.625 09/01/65 1,016,172
3,040,000 Bethel, Minnesota Charter School Lease Revenue Bonds,
Partnership Academy Project, Series 2018A
5.000 07/01/38 2,783,388
1,570,000 Bethel, Minnesota Charter School Lease Revenue Bonds,
Partnership Academy Project, Series 2018A
5.000 07/01/53 1,241,332
9,235,000 Bethel, Minnesota, Charter School Lease Revenue Bonds, Level
Up Academy, Series 2021A
5.000 06/15/56 6,561,372
1,315,000 Bethel, Minnesota, Charter School Lease Revenue Bonds,
Partnership Academy Project, Series 2022
6.000 07/01/57 1,156,625
6,000,000 Columbia Heights, Minnesota, Charter School Lease Revenue
Bonds, Prodeo Academy Project, Series 2019A
5.000 07/01/49 4,566,539
2,000,000 Columbia Heights, Minnesota, Charter School Lease Revenue
Bonds, Prodeo Academy Project, Series 2019A
5.000 07/01/54 1,477,305
1,050,000 Columbus, Minnesota, Charter School Lease Revenue Bonds,
New Millennium Academy Project, Series 2015A
5.500 07/01/30 1,050,114
6,200,000 Columbus, Minnesota, Charter School Lease Revenue Bonds,
New Millennium Academy Project, Series 2015A
5.875 07/01/40 6,136,237
5,000,000 Columbus, Minnesota, Charter School Lease Revenue Bonds,
New Millennium Academy Project, Series 2015A
6.000 07/01/45 4,702,288
2,025,000 Coon Rapids, Minnesota Charter School Lease Revenue Bonds
Athlos Leadership Academy Brooklyn Park, Refunding Series
2025
6.500 06/15/65 2,033,866
1,000,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2015A
5.500 07/01/50 999,997
4,700,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
5.000 02/15/58 4,730,065
9,080,000 (g) Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A, (UB)
5.000 02/15/58 9,138,084
4,970,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
5.250 02/15/58 4,988,771
9,665,000 (g) Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A, (UB)
5.250 02/15/58 9,701,504
2,000,000 Forest Lake, Minnesota, Charter School Lease Revenue Bonds,
Lakes International Language Academy, Series 2019A
5.375 08/01/50 1,952,718

Portfolio of Investments December 31, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 4,925,000 Greenwood, Minnesota, Charter School Lease Revenue Bonds,
Main Street School of Performing Arts Project, Series 2016A
5.000% 07/01/47 $ 3,911,681
2,000,000 (e) Hayward, Minnesota, Health Care Facilities Revenue Bonds,
American Baptist Homes of the Midwest Obligated Group,
Series 2014
5.750 02/01/44 1,395,973
810,000 Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble
Academy Project, Series 2014A
5.000 07/01/34 810,355
2,965,000 Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble
Academy Project, Series 2014A
5.000 07/01/44 2,848,792
600,000 (d) Independence, Minnesota, Charter School Lease Revenue
Bonds, Spero Academy Project, Series 2021A
5.000 07/01/56 463,922
430,000 Independence, Minnesota, Charter School Lease Revenue
Bonds, Spero Academy Project, Taxable Series 2021B
6.000 07/01/28 423,022
2,285,000 International Falls, Minnesota, Solid Waste Disposal Revenue
Bonds, Boise Cascade Corporation Project, Refunding Series
1999, (AMT)
6.850 12/01/29 2,290,343
1,190,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Cyber Village Academy Project, Series 2022A
5.500 06/01/57 1,049,074
1,385,000 (d) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Friendship Academy of the Arts Project, Series 2019A
5.250 12/01/43 1,039,495
2,000,000 (d) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Friendship Academy of the Arts Project, Series 2019A
5.250 12/01/52 1,375,941
1,300,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hiawatha Academies Project, Series 2022A
5.500 07/01/52 1,100,490
2,490,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hiawatha Academies Project, Series 2022A
5.500 07/01/57 2,070,002
1,110,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Northeast College Prep Project, Series 2020A
5.000 07/01/55 821,270
1,080,000 (d) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Spero Academy Project, Series 2017A
6.000 07/01/32 1,095,494
1,250,000 (d) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Spero Academy Project, Series 2017A
6.250 07/01/37 1,262,941
5,510,000 (d) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Spero Academy Project, Series 2017A
6.500 07/01/48 5,522,780
5,650,000 (d) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Twin Cities International Schools Project, Series 2017A
5.000 12/01/47 4,998,188
1,840,000 Otsego, Minnesota, Charter School Lease Revenue Bonds,
Kaleidoscope Charter School Project, Series 2014A
5.000 09/01/44 1,616,870
3,085,000 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Stride Academy Project, Series 2016A
5.000 04/01/46 2,501,389
2,500,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community of Peace
Academy Project, Refunding Series 2015A
5.000 12/01/46 2,414,887
8,520,000 (d) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community School of
Excellence, Series 2023
5.500 03/01/58 8,347,070
13,850,000 (d) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community School of
Excellence, Series 2023
5.500 03/01/63 13,388,177
1,500,000 (d) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Great River School
Project, Series 2017A
5.500 07/01/52 1,412,142
2,000,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Series 2016A
5.750 09/01/46 2,004,274
5,000,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hope Community
Academy Project, Series 2020A
5.000 12/01/55 3,629,457
915,000 Sauk Rapids, Minnesota, Health Care and Housing Facilities
Revenue Bonds, Good Shepherd Luthran Home, Refunding
Series 2013
5.125 01/01/39 841,579
4,795,000 Savage, Minnesota Charter School Lease Revenue Bonds,
Aspen Academy Project, Series 2016A
5.125 10/01/48 4,309,528

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 1,500,000 Spring Lake Park, Minnesota, Charter School Lease Revenue
Bonds, Excell Academy for Higher Learning Inc., Series 2019A
5.000% 06/15/49 $ 1,343,706
360,000 Stillwater, Minnesota, Multifamily Housing Revenue Bonds,
Orleans Homes LP, Series 2007, (AMT)
5.250 02/01/27 360,079
800,000 Stillwater, Minnesota, Multifamily Housing Revenue Bonds,
Orleans Homes LP, Series 2007, (AMT)
5.500 02/01/42 778,694
TOTAL MINNESOTA 139,663,992
MISSISSIPPI - 0.1%
3,640,000 (d),(e) Mississippi Business Finance Corporation, Gulf Opportunity
Zone Revenue Bonds, King Edward Mixed-Use Project, Taxable
Refunding Series 2019A, (Mandatory Put 6/15/25)
6.000 10/15/49 3,458,000
8,000,000 Mississippi Business Finance Corporation, Revenue Bonds,
System Energy Resources, Inc. Project, Refunding Series 2021
2.375 06/01/44 5,194,156
841,958 Mississippi Home Corporation, Multifamily Housing Revenue
Bonds, Tupelo Personal Care Apartments, Series 2004-2, (AMT)
6.125 09/01/34 777,714
6,905,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2024E
4.650 12/01/54 6,864,850
TOTAL MISSISSIPPI 16,294,720
MISSOURI - 1.6%
655,000 Blue Springs, Missouri, Special Obligation Tax Increment
Bonds, Adams Farm Project, Special Districts Refunding &
Improvement Series 2015A
5.250 06/01/39 655,138
81,603 (d) Branson Industrial Development Authority, Missouri, Tax
Increment Revenue Bonds, Branson Shoppes Redevelopment
Project, Refunding Series 2017B
5.000 11/01/29 73,893
125,000 Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2016A
6.000 03/01/33 125,620
2,499,532 (e) Fulton, Missouri, Tax Increment Revenue Bonds, Fulton
Commons Redevelopment Project, Series 2006
5.000 06/01/28 524,902
1,865,000 Hanley/Eager Road Transportation Development District,
Missouri, Revenue Bonds, Refunding Series 2016A
4.000 03/01/42 1,602,231
3,705,000 Hannibal Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Hannibal Regional Healthcare
System, Series 2017
5.000 10/01/47 3,457,226
10,000,000 (g) Jackson County, Missouri, Special Obligation Bonds, Series
2023A, (UB)
4.250 12/01/53 9,578,826
7,895,000 (g) Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2020A, (AMT), (UB)
4.000 03/01/45 7,179,801
20,140,000 (g) Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2020A - AGM Insured,
(AMT), (UB)
4.000 03/01/50 17,835,206
10,000,000 (g) Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2020A - AGM Insured,
(AMT), (UB)
5.000 03/01/57 10,019,116
3,140,000 (d) Kansas City Industrial Development Authority, Missouri,
Sales Tax Revenue Bonds, Ward Parkway Center Community
Improvement District, Senior Refunding & Improvement Series
2016
5.000 04/01/46 2,948,441
4,758,000 (d) Kansas City Industrial Development Authority, Missouri,
Sales Tax Revenue Bonds, Ward Parkway Center Community
Improvement District, Subordinate Refunding & Improvement
Series 2016
8.000 04/15/46 4,114,840
1,200,000 Kirkwood Industrial Development Authority, Missouri,
Retirement Community Revenue Bonds, Aberdeen Heights
Project, Refunding Series 2017A
5.250 05/15/42 1,153,851
131,463 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict
A Bonds, Refunding Series 2015A
5.750 04/01/55 110,967
1,562,942 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict
B Bonds, Refunding Taxable Series 2015B
0.000 04/01/55 1,406,648

Portfolio of Investments December 31, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 470,000 Lees Summit Industrial Development Authority, Missouri,
Special Assessment and Sales Tax Revenue Bonds, Summit Fair
Community Improvement District Project, Series 2012
5.000% 05/01/35 $ 435,324
2,365,000 Lees Summit Industrial Development Authority, Missouri,
Special Assessment and Sales Tax Revenue Bonds, Summit Fair
Community Improvement District Project, Series 2012
6.000 05/01/42 2,225,287
2,500,000 (d) Lee's Summit, Missouri, Special Obligation Tax Increment
and Special District Improvement Bonds, Summit Fair Project,
Refunding Series 2017
4.875 11/01/37 2,417,714
4,200,000 (d) Liberty, Missouri, Special Obligation Tax Increment and Special
Districts Bonds, Liberty Commons Project, Series 2015A
5.750 06/01/35 4,199,604
3,965,000 (d) Liberty, Missouri, Special Obligation Tax Increment and Special
Districts Bonds, Liberty Commons Project, Series 2015A
6.000 06/01/46 3,871,127
7,095,000 (d) Liberty, Missouri, Special Obligation Tax Increment and Special
Districts Bonds, Liberty Commons Project, Subordinate Lien
Series 2015B
8.500 06/15/46 6,956,087
1,000,000 M150 and 135th Street Transporation Development District,
Kansas City, Missouri, Transportation Sales Tax Revenue Bonds,
Series 2020A
4.250 10/01/43 964,936
3,090,000 (d) Missouri Development Finance Board, Tax Increment and
Special District Revenue Bonds, Lakeport Village Project, Series
2025A
6.500 06/15/45 3,062,662
5,000,000 (d) Missouri Development Finance Board, Tax Increment and
Special District Revenue Bonds, Lakeport Village Project, Series
2025A
6.750 06/15/55 4,898,803
2,000,000 (d) Missouri Health and Educational Facilities Authority,
Educational Facilities Revenue Bonds, Missouri Baptist
University, Series 2025
6.250 10/01/55 2,012,559
10,000,000 (g) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2025A,
(UB)
4.000 04/01/45 9,427,161
10,000,000 (g) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2014F, (UB)
5.000 11/15/45 10,003,771
5,000,000 (g) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2020 - BAM
Insured, (UB)
4.000 06/01/53 4,458,813
7,315,000 (g) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2023, (UB)
5.000 12/01/52 7,557,643
6,570,000 (g) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mosaic Health System, Series 2019A,
(UB)
4.000 02/15/54 5,711,376
1,395,592 (d) North Outer Forty Transportation Development District,
Chesterfield, Missouri, Transportation Development Revenue
Notes, Refunding Series 2021A
4.000 12/01/46 1,136,689
2,820,000 (d) Saint Charles County Industrial Development Authority,
Missouri, Sales Tax Revenue Bonds, O'Fallon Retail Walk
Community Improvement District Project, Series 2017A
6.250 12/01/36 2,755,153
3,000,000 (d) Saint Charles County Industrial Development Authority,
Missouri, Sales Tax Revenue Bonds, Wentzville Parkway
Regional Community Improvement District Project, Series
2019B
4.250 11/01/49 2,551,399
1,800,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Nazareth Living Center, Series
2015A
5.125 08/15/45 1,589,984
3,215,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Saint Andrew's Resources for Seniors, Series
2015A
5.125 12/01/45 3,117,143
9,330,000 (g) Saint Louis County, Missouri, Special Obligation Bonds,
Community Center Projects, Series 2022A, (UB)
4.000 12/01/42 9,346,331
10,210,000 (g) Saint Louis County, Missouri, Special Obligation Bonds,
Community Center Projects, Series 2022A, (UB)
4.000 12/01/44 10,013,085
10,620,000 (g) Saint Louis County, Missouri, Special Obligation Bonds,
Community Center Projects, Series 2022A, (UB)
4.000 12/01/45 10,298,357

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 8,465,000 (g) Saint Louis County, Missouri, Special Obligation Bonds,
Community Center Projects, Series 2022A, (UB)
4.250% 12/01/46 $ 8,434,926
10,885,000 (g) Saint Louis County, Missouri, Special Obligation Bonds,
Community Center Projects, Series 2022A, (UB)
4.000 12/01/47 10,411,603
5,100,000 (d) Saint Louis Industrial Development Authority, Missouri,
Revenue Bonds, Confluence Academy Project, Series 2022A
5.625 06/15/53 4,449,193
2,000,000 Saint Louis Industrial Development Authority, Missouri, Tax
Increment and Special District Revenue Bonds, Union Station
Phase 2 Redevelopment Project, Series 2024A
5.750 06/15/54 2,023,397
1,664,000 (e) Saint Louis, Missouri, Tax Increment Bonds, 410 North Jefferson
Lofts Project, Series 2007
3.850 09/01/27 183,040
2,264,000 Saint Louis, Missouri, Tax Increment Financing Revenue Notes,
Marquette Building Redevelopment Project, Series 2008-A
6.500 01/23/28 792,400
1,127,000 Saint Louis, Missouri, Tax-Exempt Revenue Notes, City Block
1859, Grand Avenue/Cozens/Evans Redevelopment Project,
Series 2008-A
6.500 12/11/29 631,120
2,205,000 (e) St Louis, Missouri, Tax Increment Financing District Revenue
Bonds, Printers Lofts Project, Series 2006
3.900 08/21/26 154,350
120,000 Stoddard County Industrial Development Authority, Missouri,
Health Facility Revenue Bonds, Southeasthealth, Series 2016B
6.000 03/01/37 120,530
1,100,000 Town and Country Crossing Transportation Development
District, Missouri, Transporation Sales Tax Revenue Bonds,
Refunding Series 2020A
3.875 04/01/47 930,054
3,075,000 Universal City Industrial Development Authority, Missouri,
Revenue Bonds, Tax Increment and Special District Markets at
Olive Project Series 2023A
5.500 06/15/42 3,122,781
TOTAL MISSOURI 201,051,108
MONTANA - 0.0%
4,265,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2024A
4.650 06/01/54 4,247,016
TOTAL MONTANA 4,247,016
NEBRASKA - 0.8%
11,090,000 (g) Douglas County Hospital Authority 2, Nebraska, Health
Facilities Revenue Bonds, Children's Hospital Obligated Group,
Series 2017, (UB)
5.000 11/15/47 11,155,596
3,460,000 Nebraska Educational, Health, Cultural and Social Services
Finance Authority, Revenue Bonds, Immanuel Retirement
Communities Obligated Group, Series 2019A
4.000 01/01/44 3,245,913
13,660,000 (g) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2023A, (UB)
4.550 09/01/48 13,464,051
18,810,000 (g) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2023C, (UB)
4.800 09/01/53 18,656,727
9,245,000 (g) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2024A, (UB)
4.700 09/01/49 9,351,971
3,995,000 (g) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2024A, (UB)
4.800 09/01/54 3,974,164
10,000,000 (g) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2024E, (UB)
4.800 09/01/54 10,003,565
14,000,000 (g) Omaha Public Power District, Nebraska, Electric System
Revenue Bonds, Series 2021A - AGM Insured, (UB)
4.000 02/01/51 12,959,727
11,580,000 (g) Omaha Public Power District, Nebraska, Electric System
Revenue Bonds, Series 2021A, (UB)
4.000 02/01/51 10,627,424
TOTAL NEBRASKA 93,439,138
NEVADA - 0.4%
9,324,629 (d),(e) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2017B, (AMT)
5.125 12/15/37 93
2,140,620 (d),(e) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2018, (AMT)
5.250 12/15/37 21
14,082,845 (d),(e) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2018, (AMT)
6.950 02/15/38 141

Portfolio of Investments December 31, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEVADA (continued)
$ 8,703,660 (d),(e) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2020
6.750% 02/15/38 $ 87
7,308,521 (d),(e) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Series 2017, (AMT)
5.875 12/15/27 73
63,526,555 (d),(e) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Series 2017, (AMT)
6.250 12/15/37 635
33,292,396 (d),(e) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
Holdings LLC, Green Series 2019, (AMT)
5.750 02/15/38 333
2,310,000 Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series 2016
4.000 09/01/35 2,244,651
485,000 Henderson, Nevada, Local Improvement Bonds, Local
Improvement District T-21 Black Mountain Ranch, Series 2022
3.500 09/01/45 378,588
1,125,000 Henderson, Nevada, Local Improvement Bonds, Local
Improvement District T-22 Rainbow Canyon Phase II, Series
2023
5.250 03/01/48 1,131,169
1,225,000 Henderson, Nevada, Local Improvement Bonds, Local
Improvement District T-22 Rainbow Canyon Phase II, Series
2023
5.250 03/01/53 1,223,438
670,000 Henderson, Nevada, Local Improvement District No. T-20
Rainbow Canyon, Local Improvement Bonds, Series 2018
5.000 09/01/38 670,231
6,440,000 Henderson, Nevada, Local Improvement District No. T-20
Rainbow Canyon, Local Improvement Bonds, Series 2018
5.375 09/01/48 6,191,328
1,000,000 Las Vegas Special Improvement District 819, Nevada, Local
Improvement Bonds, Summerlin Village 30A Series 2025
5.500 06/01/55 1,015,295
8,325,000 (g) Las Vegas, Nevada, General Obligation Bonds, Various Purpose
Bonds, Limited Tax Civic Center Series 2023A, (UB)
4.000 03/01/53 7,655,353
870,000 Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 812 Summerlin Village 24, Series 2015
5.000 12/01/35 870,497
2,055,000 (d) North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 65 Northern Beltway Commercial Area,
Series 2017
5.000 12/01/37 2,068,258
4,085,000 (d) North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 65 Northern Beltway Commercial Area,
Series 2017
5.000 12/01/47 4,037,423
1,510,000 Reno, Nevada, Redevelopment Agency Downtown Project Tax
Allocation Bonds, Series 2007C
5.400 06/01/27 1,512,098
24,000,000 (d) Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding
Capital Appreciation Bonds, ReTrac-Reno Transporation Rail
Access Corridor Project, Series 2018C
0.000 07/01/58 3,797,210
90,000,000 (d) Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding
Capital Appreciation Bonds, ReTrac-Reno Transporation Rail
Access Corridor Project, Series 2018D
0.000 07/01/58 10,315,062
500,000 Sparks Special Improvement District 1, Nevada, Local
Improvement Bonds, 5 Ridges Series 2024
5.125 06/01/54 492,914
TOTAL NEVADA 43,604,898
NEW HAMPSHIRE - 0.4%
370,000 Manchester Housing and Redevelopment Authority, New
Hampshire, Revenue Bonds, Series 2000B - ACA Insured
0.000 01/01/27 356,824
730,000 Manchester Housing and Redevelopment Authority, New
Hampshire, Revenue Bonds, Series 2000B - ACA Insured
0.000 01/01/29 654,861
3,320,000 Manchester Housing and Redevelopment Authority, New
Hampshire, Revenue Bonds, Series 2000B - ACA Insured
0.000 01/01/30 2,870,724
4,167,628 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2024-2 Class A
3.625 08/20/39 4,004,942
9,220,000 (d) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2018C, (AMT)
4.875 11/01/42 8,242,830

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW HAMPSHIRE (continued)
$ 2,960,000 (d),(f) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2020A, (Mandatory Put 7/02/40)
3.625% 07/01/43 $ 2,425,122
2,475,000 (d),(f) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2020B, (AMT), (Mandatory Put 7/02/40)
3.750 07/01/45 2,036,320
11,767,000 (d) National Finance Authority, New Hampshire, Special
Revenue Bonds, Bridgeland Water & Utility Districts
418,489,492,493,157 & 159, Series 2025
5.875 12/15/33 11,713,979
3,884,000 (d) National Finance Authority, New Hampshire, Special Revenue
Bonds, Mill Creek Project, Montgomery County, Texas Series
2025
5.950 12/01/31 3,884,503
5,925,000 (d) National Finance Authority, New Hampshire, Special Revenue
Bonds, The Chambers Creek Project, Montgomery County,
Texas Municipal Utility Districts, Capital Appreciation Series
2025
0.000 12/15/32 3,746,347
5,655,000 (d) National Finance Authority, New Hampshire, Special Revenue
Bonds, Wildflower Project, Denton County, Texas, Capital
Appreciation Series 2025
0.000 12/15/33 3,496,817
1,000,000 (d) New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Covenant Health Group Series 2023
4.000 07/01/37 875,380
TOTAL NEW HAMPSHIRE 44,308,649
NEW JERSEY - 1.3%
5,920,000 Bayonne Redevelopment Agency, New Jersey, Revenue Bonds,
Royal Caribbean Cruises Project, Series 2006A, (AMT)
5.375 11/01/35 5,313,717
3,570,000 Camden County Improvement Authority, New Jersey, School
Revenue Bonds, KIPP: Cooper Norcross Academy 2022 Project,
Social Series 2022
6.000 06/15/62 3,692,114
705,000 (d) New Jersey Economic Development Authority Revenue Bonds,
Black Horse EHT Urban Renewal LLC Project, Series 2019A
5.000 10/01/39 549,727
785,000 (d) New Jersey Economic Development Authority, Charter School
Revenue Bonds, Greater Brunswick Charter School, Series
2014A
5.625 08/01/34 785,277
1,530,000 (d) New Jersey Economic Development Authority, Charter School
Revenue Bonds, Greater Brunswick Charter School, Series
2014A
5.875 08/01/44 1,530,142
1,000,000 (d) New Jersey Economic Development Authority, Charter School
Revenue Bonds, Greater Brunswick Charter School, Series
2014A
6.000 08/01/49 1,000,062
2,325,000 (d) New Jersey Economic Development Authority, Charter School
Revenue Bonds, Teaneck Community Charter School, Series
2017A
5.125 09/01/52 2,233,980
1,075,000 New Jersey Economic Development Authority, Fixed Rate
Revenue Bonds, Lions Gate Project, Series 2014
5.000 01/01/34 1,075,158
1,675,000 New Jersey Economic Development Authority, Fixed Rate
Revenue Bonds, Lions Gate Project, Series 2014
5.250 01/01/44 1,591,655
6,150,000 (d) New Jersey Economic Development Authority, New Jersey,
Dock and Wharf Facility Revenue Bonds, Repauno Port & Rail
Terminal Project, Series 2025, (AMT)
6.375 01/01/35 6,368,035
6,250,000 (d) New Jersey Economic Development Authority, New Jersey,
Dock and Wharf Facility Revenue Bonds, Repauno Port & Rail
Terminal Project, Series 2025, (AMT)
6.625 01/01/45 6,477,432
2,500,000 (g) New Jersey Economic Development Authority, New Jersey,
Transit Transportation Project Revenue Bonds, Portal North
Bridge Project Series 2022A, (UB)
5.000 11/01/52 2,553,502
6,000,000 (g) New Jersey Economic Development Authority, New Jersey,
Transit Transportation Project Revenue Bonds, Series 2020A,
(UB)
4.000 11/01/44 5,697,071
15,000,000 (g),(i),(k) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2016AAA, (Pre-refunded 12/15/26),
(UB)
5.000 06/15/41 15,360,651
775,000 (d) New Jersey Economic Development Authority, School Revenue
Bonds, Leap Academy University Charter School Inc. Project;
Series 2014A
6.000 10/01/34 775,793

Portfolio of Investments December 31, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 2,255,000 (d) New Jersey Economic Development Authority, School Revenue
Bonds, Leap Academy University Charter School Inc. Project;
Series 2014A
6.200% 10/01/44 $ 2,256,014
3,000,000 New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series
2000A & 2000B, (AMT)
5.625 11/15/30 3,005,202
4,050,000 New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series
2000A & 2000B, (AMT)
5.625 11/15/30 4,057,023
2,580,000 New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series 2003,
(AMT)
5.500 06/01/33 2,585,751
3,985,000 (g) New Jersey Educational Facilities Authority, Revenue Bonds,
Higher Education Capital Improvement Fund Series 2023A,
(UB)
4.625 09/01/48 4,053,414
15,555,000 (d) New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Village Drive Healthcare Urban Renewal LLC, Series
2018
5.750 10/01/38 11,404,151
7,625,000 (g) New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Subordinate Series 2020C,
(AMT), (UB)
4.250 12/01/50 6,633,499
25,975,000 (g) New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2019AA, (UB)
4.500 06/15/49 25,514,580
14,025,000 (g),(i) New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2019AA, (Pre-refunded 12/15/28), (UB)
4.500 06/15/49 14,876,580
12,250,000 (g) New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2023BB, (UB)
5.000 06/15/46 12,763,308
8,410,000 (g) New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2023BB, (UB)
5.250 06/15/50 8,820,184
2,965,000 (g) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB, (UB)
5.000 06/15/44 3,028,863
7,250,000 (g) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB, (UB)
4.000 06/15/50 6,523,723
TOTAL NEW JERSEY 160,526,608
NEW MEXICO - 0.2%
1,100,000 Boulders Public Improvement District, Albuquerque, New
Mexico, Special Levy Revenue Bonds, Series 2013
7.250 10/01/43 1,102,025
650,000 Boulders Public Improvement District, Albuquerque, New
Mexico, Special Levy Revenue Bonds, Series 2015
5.750 10/01/44 650,437
3,180,000 Mariposa East Public Improvement District, New Mexico,
Revenue Bonds, Capital Appreciation Taxable Series 2015D
0.000 03/01/32 1,826,883
435,000 Mariposa East Public Improvement District, New Mexico,
Special Levy Revenue Bonds, Series 2015A
5.900 09/01/32 435,795
2,815,000 Mariposa East Public Improvement District, New Mexico,
Special Levy Revenue Bonds, Series 2015C
5.900 09/01/32 2,820,144
2,000,000 Mesa Del Sol Public Improvement District 1, Albuquerque, New
Mexico, Special Levy Revenue Bonds, Series 2013
7.250 10/01/43 2,003,682
2,145,000 New Mexico Hospital Equipment Loan Council, First Mortgage
Revenue Bonds, Haverland Carter Lifestyle Group - La Vida
Llena Expansion Project, Series 2019A
5.000 07/01/39 2,142,852
2,200,000 New Mexico Hospital Equipment Loan Council, First Mortgage
Revenue Bonds, Haverland Carter Lifestyle Group - La Vida
Llena Expansion Project, Series 2019A
5.000 07/01/49 1,965,188
4,305,000 (g) New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2023C, (UB)
4.650 09/01/48 4,283,257
2,470,000 (g) New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2023C, (UB)
4.700 09/01/53 2,475,917
2,000,000 (d) Winrock Town Center Tax Increment Development District
1, Albuquerque, New Mexico, Gross Receipts Tax Increment
Bonds, Senior Lien Series 2022
4.250 05/01/40 1,904,752

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW MEXICO (continued)
$ 4,948,000 (d) Winrock Town Center Tax Increment Development District
1, Albuquerque, New Mexico, Gross Receipts Tax Increment
Bonds, Subordinate Lien Series 2020
8.000% 05/01/40 $ 4,950,064
TOTAL NEW MEXICO 26,560,996
NEW YORK - 15.2%
3,415,000 Babylon Local Development Corporation II, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2023A
6.400 02/01/43 3,505,976
7,885,000 Babylon Local Development Corporation II, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2023A
6.650 02/01/53 7,965,158
5,500,000 Brooklyn Arena Local Development Corporation, New York,
Payment in Lieu of Taxes Revenue Bonds, Barclays Center
Project, Refunding Series 2016A
5.000 07/15/42 5,508,245
14,015,000 Broome County Local Development Corporation, New York,
Revenue Bonds, United Health Services Hospitals, Inc. Project,
Series 2020 - AGM Insured
3.000 04/01/45 11,024,940
4,000,000 Build New York City Resource Corporation, New York, Revenue
Bonds, KIPP New York City Public School Facilities, Canal West
Project, Series 2022
5.250 07/01/52 3,990,548
200,000 (e) Build New York City Resource Corporation, New York, Revenue
Bonds, Metropolitan College of New York, Series 2014
5.000 11/01/39 140,000
7,645,000 (e) Build New York City Resource Corporation, New York, Revenue
Bonds, Metropolitan College of New York, Series 2014
5.500 11/01/44 5,351,500
7,340,000 (d) Build NYC Resource Corporation, New York, Revenue Bonds,
Albert Einstein College of Medicine, Inc, Series 2015
5.500 09/01/45 7,268,830
2,575,000 (d) Build NYC Resource Corporation, New York, Revenue Bonds,
Albert Einstein College of Medicine, Inc, Series 2023
7.250 06/01/55 2,676,708
17,240,000 (d) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5.500 06/01/55 15,090,238
6,000,000 (d) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5.000 06/01/55 4,878,796
2,125,000 (d) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Taxable Series 2020A-2
5.250 06/01/28 2,105,338
32,430,000 (d) Dormitory Authority of the State of New York, General Revenue
Bonds, American Musical and Dramatic Academy Inc., Series
2023A
7.250 07/01/53 33,063,442
33,000,000 (g) Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2022A -
AGM Insured, (UB)
4.250 05/01/52 31,799,348
19,550,000 (g) Dormitory Authority of the State of New York, Revenue Bonds,
Memorial Sloan Kettering Cancer Center Series 2022-1B, (UB)
4.000 07/01/51 17,962,307
12,000,000 (g) Dormitory Authority of the State of New York, Revenue Bonds,
NYU Langone Hospitals Obligated Group, Series 2020A, (UB)
4.000 07/01/50 10,770,414
225,000 Dormitory Authority of the State of New York, Revenue Bonds,
Saint Josephs College, Series 2021
4.000 07/01/40 191,338
5,000,000 (d) Dormitory Authority of the State of New York, Revenue Bonds,
Vaughn College of Aeronautics & Technology, Series 2016A
5.500 12/01/36 4,768,051
1,445,000 (d),(i) Dormitory Authority of the State of New York, Revenue Bonds,
Vaughn College of Aeronautics & Technology, Series 2016A,
(Pre-refunded 12/01/26)
5.500 12/01/46 1,482,826
150,000 (d),(i) Dormitory Authority of the State of New York, Revenue Bonds,
Vaughn College of Aeronautics & Technology, Series 2016A,
(Pre-refunded 12/01/26)
5.500 12/01/46 153,927
2,405,000 (d) Dormitory Authority of the State of New York, Revenue Bonds,
Vaughn College of Aeronautics & Technology, Series 2016A
5.500 12/01/46 2,057,654
8,860,000 (g) Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2019D,
(UB)
4.000 02/15/47 8,159,066
12,465,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016B
0.000 01/01/45 3,646,280

Portfolio of Investments December 31, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 33,320,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016C
5.625% 01/01/55 $ 30,149,975
5,560,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Current Interest Series 2016A
5.000 01/01/56 4,529,524
4,770,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Refunding Series 2020B
5.660 02/01/44 4,559,027
9,600,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2017A
6.240 02/01/47 9,506,389
12,120,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2018A
6.760 02/01/48 12,215,963
4,460,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2020A
5.530 02/01/40 4,405,086
5,880,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2020A
5.730 02/01/50 5,388,319
5,890,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2021A
4.600 02/01/51 4,557,896
7,035,000 (g) Long Island Power Authority, New York, Electric System General
Revenue Bonds, Green Series 2023E, (UB)
5.000 09/01/48 7,320,890
5,000,000 (e) Madison County Capital Resource Corporation, New York,
Revenue Bonds, Cazenovia College Project, Series 2019A
5.500 09/01/26 2,200,000
13,500,000 (g) Metropolitan Transportation Authority, New York, Revenue
Bonds, Green Bond Series 2020D - BAM Insured, (UB)
4.000 11/15/47 12,317,090
20,160,000 (g) Metropolitan Transportation Authority, New York, Revenue
Bonds, Green Bond Series 2020D - BAM Insured, (UB)
4.000 11/15/48 18,304,659
9,000,000 (g) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2019B - AGM Insured, (UB)
4.000 11/15/49 8,059,540
20,000,000 (g) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2019B - BAM Insured, (UB)
4.000 11/15/50 17,809,306
7,450,000 (g) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020A-1, (UB)
5.000 11/15/47 7,565,815
29,225,000 (g) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020C-1, (UB)
4.750 11/15/45 29,265,383
22,885,000 (g) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020C-1, (UB)
5.000 11/15/50 23,165,316
55,425,000 (g) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020C-1, (UB)
5.250 11/15/55 56,576,371
6,500,000 (g) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020D-1, (UB)
5.000 11/15/43 6,716,348
37,400,000 (g) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020D-1, (UB)
5.000 11/15/45 38,235,048
22,575,000 (g) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020D-2, (UB)
4.000 11/15/47 20,481,365
13,120,000 (g) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020D-2, (UB)
4.000 11/15/48 11,844,039

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 29,130,000 (g) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020D-3, (UB)
4.000% 11/15/49 $ 26,170,246
14,980,000 (g) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020D-3, (UB)
4.000 11/15/50 13,399,715
20,000,000 (g) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2021A-1, (UB)
4.000 11/15/47 17,874,830
10,400,000 (g) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2021A-1, (UB)
4.000 11/15/48 9,249,312
27,000,000 (g) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2021A-1, (UB)
4.000 11/15/50 23,801,223
600,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Refunding Series 2024A
- BAM Insured
5.250 11/15/49 628,790
18,000,000 (g) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Refunding Series 2024A
- BAM Insured, (UB)
5.250 11/15/49 18,863,683
40,510,000 (g) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Refunding Series 2017D, (UB)
4.000 11/15/42 38,259,965
15,000,000 (g) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Series 2021A-2, (UB)
4.000 11/15/43 13,985,106
2,000,000 (d) Monroe County Industrial Development Corporation, New
York, Revenue Bonds, Academy of Health Sciences Charter
School Project, Social Impact Series 2022
6.000 07/01/57 1,995,266
5,000,000 Monroe County Industrial Development Corporation, New
York, Revenue Bonds, Saint Anns Community Project, Series
2019
5.000 01/01/50 4,377,902
9,070,000 (g) MTA Hudson Rail Yards Trust Obligations, New York,
MTA Financing Agreement Payable by the Metropolitan
Transportation Authority, Series 2016A, (UB)
5.000 11/15/56 9,069,774
760,000 Nassau County Tobacco Settlement Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2006A-3
5.000 06/01/35 620,083
5,000,000 (g) New York City Housing Development Corporation, New
York, Multifamily Housing Revenue Bonds, Green Sustainable
Development Series 2024F-1-A, (UB)
5.000 11/01/54 5,043,791
1,380,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Series 2014G
3.900 05/01/45 1,281,741
5,110,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Green Series 2021F-1
2.400 11/01/46 3,478,964
8,155,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2020A-1C
3.000 11/01/55 5,854,650
2,800,000 (d) New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class
F Series 2024
5.250 12/15/31 2,889,084
3,970,000 (e) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
2.250 10/01/26 2,540,800
28,995,000 (e) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
5.750 10/01/27 18,556,800
37,910,000 (e) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
5.750 10/01/37 24,262,400
84,140,000 (e) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
5.875 10/01/46 53,849,600

Portfolio of Investments December 31, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 7,615,000 (g) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2020 Serries BB-1, (UB)
4.000% 06/15/49 $ 7,001,703
26,665,000 (g) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2023 Series DD, (UB)
4.125 06/15/46 25,560,834
27,000,000 (g) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2023 Series DD, (UB)
4.125 06/15/47 25,741,533
10,000,000 (g) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2023F-1, (UB)
4.000 02/01/51 9,145,257
10,000,000 (g) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025C-1, (UB)
5.000 05/01/47 10,394,291
4,125,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025D
4.250 05/01/54 3,916,175
8,465,000 (g) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025D, (UB)
4.250 05/01/54 8,036,465
5,290,000 (g) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025H-1, (UB)
5.250 11/01/48 5,602,462
7,000,000 (g) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025I-1, (UB)
5.500 05/01/53 7,535,423
10,335,000 (g) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Series 2024C, (UB)
5.250 05/01/50 10,817,492
10,725,000 (g) New York City, New York, General Obligation Bonds, Fiscal
2021 Series F-1, (UB)
4.000 03/01/47 9,832,427
29,000,000 (g) New York City, New York, General Obligation Bonds, Fiscal
2023 Series E-1, (UB)
4.000 04/01/50 26,529,679
5,850,000 (g) New York City, New York, General Obligation Bonds, Fiscal
2024 Series A
5.000 08/01/51 5,995,669
7,565,000 (g) New York City, New York, General Obligation Bonds, Fiscal
2025 Series C-1, (UB)
5.250 09/01/46 8,017,892
75,000,000 New York Counties Tobacco Trust V, New York, Tobacco
Settlement Pass-Through Bonds, SubordinateTurbo CABs,
Series 2005-S2
0.000 06/01/50 11,370,142
7,500,000 (d) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5.000 11/15/44 7,498,392
2,000,000 (d) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 2 Series
2014
5.150 11/15/34 2,001,897
13,645,000 (d) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 2 Series
2014
5.375 11/15/40 13,644,247
89,870,000 (d) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 3 Series
2014
7.250 11/15/44 89,934,500
3,000,000 New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 7 World Trade Center Project, Refunding
Green Series 2022A-CL2
3.250 09/15/52 2,249,158
3,835,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Sustainability Series
2019P
3.150 11/01/54 2,830,666
3,150,000 (g) New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 250, (UB)
4.650 10/01/43 3,208,904
3,150,000 New York State Power Authority, General Revenue Bonds,
Series 2020A
4.000 11/15/60 2,810,257
20,000,000 (g) New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Series 2019B, (UB)
4.000 01/01/53 17,923,922
20,000,000 (g) New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Bidding Group 1 Series 2022A, (UB)
4.000 03/15/50 18,657,188
8,500,000 (g) New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Bidding Group 1 Series 2022A, (UB)
4.125 03/15/52 8,003,769
38,340,000 (g) New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Climate Certified Green Series 2022C, (UB)
5.000 03/15/54 39,331,806

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 32,340,000 (g) New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Climate Certified Green Series 2022C, (UB)
4.125% 03/15/56 $ 30,109,572
10,000,000 (g) New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Climate Certified Green Series 2022C, (UB)
4.125 03/15/57 9,299,828
15,000,000 (g) New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Series 2025A-3, (UB)
5.000 03/15/47 15,677,306
24,635,000 (g) New York State Urban Development Corporation, State
Personal Income Tax Revenue Bonds, General Purpose, Series
2020A, (UB)
4.000 03/15/45 23,016,042
10,000,000 (g) New York State Urban Development Corporation, State Sales
Tax Revenue Bonds, Empire Bidding Group 4 Series 2023A,
(UB)
5.000 03/15/51 10,276,053
16,025,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.000 07/01/46 16,024,401
20,160,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.250 01/01/50 20,160,806
10,210,000 (g) New York Transportation Development Corporation, New York,
Special Facilities Revenue Bonds, Terminal 6 John F Kennedy
International Airport Redevelopment Project, Senior Green
Series 2024A, (AMT), (UB)
4.500 12/31/54 9,631,514
80,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5.000 08/01/26 80,085
6,725,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5.250 08/01/31 6,965,998
23,205,000 (g) New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024 - AGM
Insured, (AMT), (UB)
5.000 06/30/49 23,387,693
51,610,000 (g) New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024 - AGM
Insured, (AMT), (UB)
5.250 06/30/60 52,353,891
13,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5.500 06/30/60 13,113,606
25,000,000 (g) New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport Terminal One Project, Green Series 2025, (AMT), (UB)
6.000 06/30/55 27,042,127
15,190,000 (g) New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport Terminal One Project, Green Series 2025, (AMT), (UB)
5.500 06/30/59 15,852,623
3,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport Terminal One Project, Green Series 2025, (AMT)
6.000 06/30/59 3,157,464
3,485,000 (g) New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023 -
AGM Insured, (AMT), (UB)
5.000 06/30/49 3,499,387
13,920,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023,
(AMT)
6.000 06/30/54 14,394,805
23,415,000 (g) New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023 -
AGM Insured, (AMT), (UB)
5.125 06/30/60 23,524,093
5,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
6.000 04/01/35 5,512,861

Portfolio of Investments December 31, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 13,570,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
5.625% 04/01/40 $ 14,243,955
8,195,000 (d) Niagara Area Development Corporation, New York, Solid
Waste Disposal Facility Revenue Refunding Bonds, Covanta
Energy Project, Series 2018A, (AMT)
4.750 11/01/42 7,217,910
3,010,000 (d) Ogdensburg Bridge and Port Authority, New York, Revenue
Bonds, Series 2017, (AMT)
5.750 07/01/47 2,730,551
1,000,000 Oneida Indian Nation, New York, Tax Revenue Bonds, Series
2024B
6.000 09/01/43 1,078,910
20,000,000 (g) Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty Second Series 2023,
(AMT), (UB)
5.000 12/01/53 20,237,946
25,765,000 (g) Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-One Series 2020, (AMT),
(UB)
4.000 07/15/55 22,513,503
9,265,000 (g) Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-One Series 2020, (AMT),
(UB)
4.000 07/15/60 7,993,656
5,745,000 (g) Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-Third Series 2021,
(AMT), (UB)
4.000 07/15/51 5,078,207
21,000,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2021B-2
0.000 06/01/66 1,867,782
2,000,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5.000 01/01/33 1,548,313
7,205,000 (g) Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, MTA Bridges & Tunnels, Series 2020A, (UB)
5.000 11/15/49 7,398,552
10,000,000 (g) Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, MTA Bridges & Tunnels, Series 2020A, (UB)
5.000 11/15/54 10,226,704
10,765,000 (g) Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Green Bonds, Series 2022D-2,
(UB)
4.500 05/15/52 10,720,741
5,110,000 (g) Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Series 2021C-3, (UB)
4.000 05/15/51 4,620,911
34,565,000 (g) Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Senior Lien Bonds, Series 2022C, (UB)
5.250 05/15/52 35,945,516
10,000,000 (g) Triborough Bridge and Tunnel Authority, New York, Real Estate
Transfer Tax Revenue Bonds, MTA Bridges and Tunnels, TBTA
Capital Lockbox Fund, Series 2025A, (UB)
4.500 12/01/56 9,905,904
10,175,000 (g) Triborough Bridge and Tunnel Authority, New York, Real Estate
Transfer Tax Revenue Bonds, MTA Bridges and Tunnels, TBTA
Capital Lockbox Fund, Series 2025A, (UB)
5.500 12/01/59 10,878,450
13,050,000 (g) Triborough Bridge and Tunnel Authority, New York, Sales
Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital
Lockbox-City Sales Tax Series 2023A, (UB)
4.125 05/15/53 12,173,341
10,125,000 Triborough Bridge and Tunnel Authority, New York, Sales
Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital
Lockbox-City Sales Tax Series 2023A
4.250 05/15/58 9,423,334
60,930,000 (g) Triborough Bridge and Tunnel Authority, New York, Sales
Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital
Lockbox-City Sales Tax Series 2023A, (UB)
4.250 05/15/58 56,707,533
20,930,000 (g) Triborough Bridge and Tunnel Authority, New York, Sales
Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital
Lockbox-City Sales Tax Series 2023A, (UB)
4.500 05/15/63 20,242,364
9,060,000 (g) Triborough Bridge and Tunnel Authority, New York, Sales
Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital
Lockbox-City Sales Tax, Series 2022A, (UB)
4.000 05/15/57 8,138,297
15,000,000 (g) Triborough Bridge and Tunnel Authority, New York, Sales
Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital
Lockbox-City Sales Tax, Series 2024A-1 - BAM Insured, (UB)
5.250 05/15/64 15,652,311
10,000,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series
2006
5.000 06/01/45 8,772,254

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 18,790,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series
2006
5.000% 06/01/48 $ 16,310,718
5,100,000 (d) Westchester County Local Development Corporation, New
York, Revenue Bond, Purchase Senior Learning Community, Inc.
Project, Accd Inv Series 2021A
5.000 07/01/36 5,247,044
3,530,000 (d) Westchester County Local Development Corporation, New
York, Revenue Bond, Purchase Senior Learning Community, Inc.
Project, Accd Inv Series 2021A
5.000 07/01/41 3,522,428
7,000,000 (d) Westchester County Local Development Corporation, New
York, Revenue Bond, Purchase Senior Learning Community, Inc.
Project, Accd Inv Series 2021A
5.000 07/01/56 6,169,994
8,450,000 Westchester County Local Development Corporation, New
York, Revenue Bonds, Westchester Medical Center Obligated
Group Project, Refunding Series 2016
5.000 11/01/46 7,830,302
3,750,000 (g) Westchester County Local Development Corporation, New
York, Revenue Bonds, Westchester Medical Center Obligated
Group Project, Series 2023 - AGM Insured, (UB)
5.750 11/01/49 4,060,523
3,550,000 (g) Westchester County Local Development Corporation, New
York, Revenue Bonds, Westchester Medical Center Obligated
Group Project, Series 2023 - AGM Insured, (UB)
5.000 11/01/51 3,619,687
TOTAL NEW YORK 1,873,537,950
NORTH CAROLINA - 0.2%
5,000,000 (g) Charlotte, North Carolina, Airport Revenue Bonds, Charlotte
Douglas International, Series 2021B, (AMT), (UB)
4.000 07/01/51 4,437,864
350,000 (d) Mooresville, North Carolina, Special Assessment Revenue
Bonds, Series 2015
5.375 03/01/40 350,279
19,065,000 North Carolina Department of Transportation, Private Activity
Revenue Bonds, I-77 Hot Lanes Project, Series 2015, (AMT)
5.000 06/30/54 18,733,237
6,800,336 Winston-Salem, North Carolina, Multifamily Housing Revenue
Bonds, Rolling Hills Apartments, Series 2016, (Mandatory Put
7/01/34)
4.400 11/01/56 5,975,953
TOTAL NORTH CAROLINA 29,497,333
NORTH DAKOTA - 0.4%
4,585,000 (g) Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2023A -
AGM Insured, (UB)
5.000 12/01/48 4,696,752
7,450,000 (g) Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2023A -
AGM Insured, (UB)
5.000 12/01/53 7,587,718
2,750,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5.000 05/01/50 2,750,805
10,000,000 (g) North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2023A, (UB)
4.600 07/01/43 10,206,547
4,690,000 (g) North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2023D, (UB)
4.550 07/01/48 4,602,567
8,870,000 (g) North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2024A, (UB)
4.700 07/01/49 8,939,291
5,000,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5.000 06/01/48 4,445,317
3,000,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5.000 06/01/53 2,596,290
2,022,313 (e) Williston, North Dakota, Multifamily Housing Revenue Bonds,
Eagle Crest Apartments LLC Project, Series 2013
6.250 06/30/26 77,050
9,373,784 (e) Williston, North Dakota, Multifamily Housing Revenue Bonds,
Eagle Crest Apartments LLC Project, Series 2013
7.750 09/01/38 357,141
TOTAL NORTH DAKOTA 46,259,478

Portfolio of Investments December 31, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO - 3.3%
$ 2,800,000 (i) Akron, Bath and Copley Joint Township Hospital District,
Ohio, Hospital Facilities Revenue Bonds, Summa Health
System, Refunding & Improvement Series 2016, (Pre-refunded
11/15/26)
5.250% 11/15/41 $ 2,863,399
15,400,000 (i) Akron, Bath and Copley Joint Township Hospital District,
Ohio, Hospital Facilities Revenue Bonds, Summa Health
System, Refunding & Improvement Series 2016, (Pre-refunded
11/15/26)
5.250 11/15/46 15,748,691
298,890,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Capital Appreciation Series 2020B-3 Class 2
0.000 06/01/57 22,181,195
113,620,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020B-2 Class 2
5.000 06/01/55 92,115,688
2,030,000 (d) Columbus-Franklin County Finance Authority, Ohio, Multifamily
Housing Revenue Bonds, Silver Birch of Columbus Project,
Series 2025A
6.050 01/01/46 2,033,993
5,185,000 (d) Columbus-Franklin County Finance Authority, Ohio, Revenue
Bonds, Bridge Park G Block Project, Public Infrastructure Series
2022
5.000 12/01/53 5,095,940
1,500,000 Columbus-Franklin County Finance Authority, Ohio, Tax
Increment Financing Revenue Bonds, Bridge Park D Block
Project, Series 2019A-1
5.000 12/01/51 1,488,135
10,450,000 County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica
Healthcare Obligated Group, Series 2018A
5.250 11/15/48 10,301,452
1,500,000 Cuyahoga County, Ohio, Hospital Revenue Bonds, MetroHealth
System, Series 2017
5.250 02/15/47 1,454,894
4,275,000 Evans Farm New Communty Authority, Ohio, Community
Development Charge Revenue Bonds, Evans Farm Mixed-Use
Project, Series 2020
4.000 12/01/46 3,575,481
14,500,000 (g) Franklin County, Ohio, Hospital Facilities Revenue Bonds,
OhioHealth Corporation, Series 2015, (UB)
4.125 05/15/45 13,937,219
17,540,000 (g) Franklin County, Ohio, Hospital Facilities Revenue Bonds,
OhioHealth Corporation, Series 2018A, (UB)
4.000 05/15/47 16,301,529
33,880,000 (g) Hamilton County, Ohio, Hospital Facilities Revenue Bonds,
TriHealth, Inc. Obligated Group Project, Series 2017A, (UB)
5.000 08/15/42 34,260,862
7,265,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC
Health, Series 2020
5.000 09/15/50 7,078,114
2,200,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC
Health, Series 2025A
5.500 08/01/51 2,259,814
2,000,000 Hardin County, Ohio Economic Development Facility Revenue
Bonds, Ohio Northern University, Refunding & Improvement
Series 2020
5.500 05/01/50 1,798,776
2,565,000 Jeffrey Place New Community Authority, Ohio, Jeffrey Place
Redevelopment Bonds, Series 2007A
5.000 12/01/32 2,542,824
5,475,000 Jeffrey Place New Community Authority, Ohio, Jeffrey Place
Redevelopment Bonds, Series 2014A
6.250 12/01/33 5,478,815
4,240,000 (d) Lorain County Port Authority, Ohio, Tax Increment Revenue
Bonds, North Ridgeville- Riddell Public Improvement Project,
Series 2017
5.750 12/01/41 4,115,669
31,710,000 (d) Ohio Air Quality Development Authority, Ohio, Exempt
Facilities Revenue Bonds, AMG Vanadium Project, Series 2019,
(AMT)
5.000 07/01/49 28,587,304
3,900,000 (d) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Ashford At The Enclave Project, Series 2025A
6.500 01/01/45 4,004,815
3,750,000 Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Green Oaks of Canal Winchester Project, Series 2025A
6.300 01/01/45 3,798,148
2,470,000 (d) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Canton, Series 2025
6.250 01/01/45 2,537,155
2,090,000 (d) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Cuyahoga Falls, Series 2025A
6.250 01/01/45 2,146,823
2,000,000 (d) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Mansfield Project, Series 2024
6.000 01/01/45 2,008,775

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 3,285,000 (g) Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2023B, (UB)
4.900% 09/01/48 $ 3,318,384
3,725,000 (g) Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2023B, (UB)
4.950 09/01/54 3,797,434
4,245,000 (g) Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A, (UB)
4.550 09/01/49 4,197,292
13,340,000 (g) Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A, (UB)
4.650 09/01/54 13,262,421
1,000,000 Ohio State, Private Activity Bonds, Portsmouth Gateway Group,
LLC - Borrower, Portsmouth Bypass Project, Series 2015, (AMT)
5.000 12/31/39 1,000,109
6,530,000 Ohio State, Private Activity Bonds, Portsmouth Gateway Group,
LLC - Borrower, Portsmouth Bypass Project, Series 2015, (AMT)
5.000 06/30/53 6,403,977
13,345,000 (g) Port of Greater Cincinnati Development Authority, Ohio, Duke
Energy Convention Center Project, TOT First Subordinate
Development Revenue Bonds, Refunding Series 2024B, (UB)
5.000 12/01/53 13,549,624
1,000,000 Port of Greater Cincinnati Development Authority, Ohio, Duke
Energy Convention Center Project, TOT Second Subordinate
Development Revenue Bonds, Refunding Series 2024C - AGM
Insured
5.250 12/01/58 1,040,156
1,300,000 Port of Greater Cincinnati Development Authority, Ohio, Duke
Energy Convention Center Project, TOT Second Subordinate
Development Revenue Bonds, Refunding Series 2024C - AGM
Insured
5.250 12/01/63 1,352,202
2,200,000 (d) Port of Greater Cincinnati Development Authority, Ohio,
Multifamily Housing Revenue Bonds, Vivera Northbrook
Project, Series 2025A
6.500 01/01/45 2,280,962
16,545,000 Port of Greater Cincinnati Development Authority, Ohio,
Special Obligation Development TIF Revenue Bonds, RBM
Development - Phase 2B Project, Series 2018A
6.000 12/01/50 16,612,783
25,585,000 Tuscarawas County Economic Development and Finance
Alliance, Ohio, Higher Education Facilities Revenue Bonds,
Ashland University, Refunding & Improvement Series 2015
6.000 03/01/45 25,062,260
22,870,000 Washington County, Ohio, Hospital Facilities Revenue Bonds,
Memorial Health System Obligated Group, Series 2022
6.750 12/01/52 23,610,201
TOTAL OHIO 403,203,315
OKLAHOMA - 0.5%
5,235,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.500 08/15/52 5,235,070
3,000,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.500 08/15/57 2,978,958
2,910,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Taxable Series 2022
5.500 08/15/37 3,069,899
10,000,000 (g) Oklahoma Water Resources Board, Oklahoma, State Loan
Program Revenue Bonds, Series 2023B, (UB)
4.125 10/01/53 9,327,050
4,665,000 Osage County Industrial Authority, Oklahoma, Sales and Use
Tax Revenue Bonds, Refunding Series 2023
5.750 09/01/53 4,666,049
2,828,235 (e) Payne County Economic Development Authority, Oklahoma,
Revenue Bonds, Epworth Living at the Ranch, Series 2016A
6.875 11/01/46 17,252
4,149,188 (e) Payne County Economic Development Authority, Oklahoma,
Revenue Bonds, Epworth Living at the Ranch, Series 2016A
7.000 11/01/51 25,310
9,525,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Refunding Series 2000B, (AMT)
5.500 06/01/35 9,534,820
2,850,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Refunding Series 2001A, (AMT)
5.500 12/01/35 2,852,938
10,705,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Refunding Series 2001B, (AMT)
5.500 12/01/35 10,716,037
10,000,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Series 2025, (AMT)
6.250 12/01/35 11,458,297

Portfolio of Investments December 31, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 3,000,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Series 2025, (AMT)
6.250% 12/01/40 $ 3,332,318
TOTAL OKLAHOMA 63,213,998
OREGON - 0.2%
10,000,000 (g) Medford Hospital Facilities Authority, Oregon, Hospital
Revenue Bonds, Asante Health System, Refunding Series
2020A - AGM Insured, (UB)
4.000 08/15/45 9,339,313
815,000 (d) Oregon Facilities Authority, Revenue Bonds, Howard Street
Charter School Project, Series 2019A
5.250 06/15/55 731,850
2,410,000 (d) Oregon State Facilities Authority, Oregon, Charter School
Revenue Bonds, Academy for Character Education, Series
2022A
7.000 06/15/52 2,524,024
225,000 (d) Oregon State Facilities Authority, Oregon, Charter School
Revenue Bonds, Academy for Character Education, Series
2022B
9.000 06/15/29 229,283
3,125,000 Polk County Hospital Facility Authority, Oregon, Revenue
Bonds, Dallas Retirement Village Project, Series 2015A
5.375 07/01/45 3,095,238
10,000,000 (g) Port of Portland, Oregon, International Airport Revenue Bonds,
Series 2022-28, (AMT), (UB)
5.000 07/01/52 10,112,367
2,480,000 Port of Saint Helens, Oregon, Pollution Control Revenue Bonds,
Boise Cascade Project, Series 1997
5.650 12/01/27 2,483,252
TOTAL OREGON 28,515,327
PENNSYLVANIA - 2.7%
12,905,000 Allegheny Country Industrial Development Authority,
Pennsylvania, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2012, (AMT)
5.750 08/01/42 12,910,827
5,300,000 (g) Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2021A,
(AMT), (UB)
5.000 01/01/51 5,303,123
1,000,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2021A
- AGM Insured, (AMT)
4.000 01/01/56 862,575
5,000,000 (g) Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2021A,
(AMT), (UB)
5.000 01/01/56 5,002,873
5,690,000 (g) Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2025A,
(AMT), (UB)
5.500 01/01/50 5,997,242
8,000,000 (g) Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2025A,
(AMT), (UB)
5.500 01/01/55 8,389,283
2,670,000 Allegheny County Industrial Development Authority,
Pennsylvania, , Charter School Revenue Bonds, Propel Charter
School-Sunrise, Series 2013
6.000 07/15/38 2,607,599
4,000,000 (d) Allentown Commercial and Industrial Development Authority,
Pennsylvania, Revenue Bonds, Arts Academy Charter Middle
School Foundation Project, Series 2022A
5.000 06/15/57 3,345,442
5,235,000 (d) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, 615 Waterfront
Project, Senior Series 2021
6.000 05/01/42 5,488,076
2,100,000 (d) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Project, Series 2018
5.000 05/01/42 2,115,685
2,000,000 (d) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Project, Series 2025
6.000 05/01/42 2,165,329
2,450,000 Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Waterfront-30 E
Allen Street Project, Subordinate Series 2024B
6.000 05/01/42 2,502,023
7,200,000 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Refunding Bonds, FirstEnergy
Generation Project, Series 2008B
3.750 10/01/47 6,038,574

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 1,279,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-2
6.000% 06/30/34 $ 1,374,930
14,647,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-3
5.000 06/30/39 13,198,381
8,569,000 (h) Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024B-1
0.000 06/30/44 5,931,021
12,565,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Taxable Series 2024B-2
8.000 06/30/44 6,433,291
8,160,000 Central Bradford Progress Authority, Pennsylvania, Revenue
Bonds, Guthrie Health, Series 2021B - BAM Insured
3.000 12/01/44 6,798,093
6,305,000 (g) Central Bradford Progress Authority, Pennsylvania, Revenue
Bonds, Guthrie Health, Series 2021B - BAM Insured, (UB)
4.000 12/01/51 5,625,273
705,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services Project,
Series 2015A
5.000 12/01/30 665,320
680,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services Project,
Series 2015A
5.000 12/01/35 613,184
1,400,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services Project,
Series 2015A
5.250 12/01/45 1,153,770
1,000,000 (d) Chester County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Collegium Charter School
Project, Series 2022
6.000 10/15/52 987,485
318,000 (d) Chester County Industrial Development Authority,
Pennsylvania, Special Obligation Bonds, Woodlands at
Greystone Project, Series 2018
5.000 03/01/38 319,939
970,000 (d) Chester County Industrial Development Authority,
Pennsylvania, Special Obligation Bonds, Woodlands at
Greystone Project, Series 2018
5.125 03/01/48 952,134
3,000,000 (d) Dauphin County General Authority, Pennsylvania, Revenue
Bonds, Harrisburg University of Science & Technology Project,
Series 2020
6.250 10/15/53 2,170,064
3,000,000 (g) Dubois Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Penn Highlands Healthcare, Series 2018, (UB)
4.000 07/15/43 2,435,500
8,455,000 (g) Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series
2014A, (UB)
4.000 06/01/41 8,143,726
5,000,000 (g) Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series
2017A-1, (UB)
5.000 02/15/45 5,031,156
11,000,000 (g) Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series
2020A, (UB)
5.000 04/01/50 11,115,907
11,575,000 (d) Lehigh County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Provident Group -Lehigh Valley International
Airport Hotel Project First Tier Series 2025A-2
5.750 01/01/65 11,247,919
1,075,000 (d) Lehigh County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Provident Group -Lehigh Valley International
Airport Hotel Project Second Tier Series 2025C
6.750 01/01/65 1,046,662
1,600,000 (d) Lehigh County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Provident Group -Lehigh Valley International
Airport Hotel Project Taxable First Tier Series 2025A-1
8.000 01/01/44 1,585,545
6,340,000 (d) Lehigh County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Provident Group -Lehigh Valley International
Airport Hotel Project Third Tier Series 2025C
8.500 01/01/67 6,193,940
5,000,000 (g) Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2018A, (UB)
5.000 09/01/48 5,024,890
8,405,000 (g) Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2022B - AGM Insured
4.000 05/01/52 7,341,196

Portfolio of Investments December 31, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 1,000,000 Montgomery County Redevelopment Authority, Pennsylvania,
Special Obligation Revenue Bonds, River Pointe Project Series
2023
6.500% 09/01/43 $ 1,022,419
1,071,352 (e) Northampton County Industrial Development Authority,
Pennsylvania, Recovery Revenue Bonds, Northampton
Generating Project, Senior Lien Series 2013A0 & AE2
2.200 06/30/27 471,395
590,116 (e) Northampton County Industrial Development Authority,
Pennsylvania, Recovery Revenue Bonds, Northampton
Generating Project, Senior Lien Taxable Series 2013B, (cash
5.000%, PIK 5.000%)
0.900 06/30/27 106,221
30,690,000 (c),(d),(e) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2020A-1
10.000 12/01/40 3,069
30,690,000 (c),(d),(e) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2020A-2, (AMT)
10.000 12/01/40 3,069
29,220,000 (c),(e) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2021A
10.000 12/01/31 2,922
17,565,000 (c),(d),(e) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Taxable Series 2020B-2
10.000 12/01/29 1,756
1,700,000 (f) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, PPL Energy Supply, LLC
Project, Refunding Series 2009B, (Mandatory Put 6/01/27)
5.250 12/01/38 1,710,721
12,885,000 (g) Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022 - AGM
Insured, (AMT), (UB)
5.000 12/31/57 12,729,178
4,900,000 (d),(f) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Core Natural Resources
Inc., Project, Series 2025, (AMT), (Mandatory Put 3/27/35)
5.450 01/01/51 5,219,944
5,000,000 (d) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Covanta Project, Green
Series 2019A, (AMT)
3.250 08/01/39 3,945,846
2,765,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, LaSalle University, Series 2012
5.000 05/01/42 1,938,393
10,000,000 (g) Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Series 2024B-2, (UB)
4.375 11/01/54 9,111,905
15,000,000 (g) Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of Pennsylvania Trustees, Series 2025A, (UB)
4.250 02/15/55 14,308,144
5,000,000 (g) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2023-142A, (UB)
5.000 10/01/43 5,168,184
17,335,000 (g) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2023-142A, (UB)
5.000 10/01/50 17,504,278
25,000,000 (g) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A, (UB)
4.600 10/01/49 24,504,335
6,440,000 (g) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A, (UB)
4.650 10/01/51 6,331,559
10,000,000 (g) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2025A, (UB)
5.250 12/01/55 10,683,329
75,000 Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Series 2017A
5.000 07/01/42 72,855
2,590,000 Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Series 2017A
5.000 07/01/49 2,334,945
656,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Multifamily Housing Revenue Bonds,
Presbyterian Homes Germantown - Morrisville Project, Series
2005A
5.625 07/01/35 656,907
11,855,000 (d) Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Mariana Bracetti Academy
Project, Series 2020A
5.375 06/15/50 10,984,893

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 835,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Richard Allen Preparatory
Charter School, Series 2006
6.250% 05/01/33 $ 835,412
300,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Southwest Leadership Academy,
Series 2017
6.470 11/01/37 266,104
4,785,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Southwest Leadership Academy,
Series 2017
6.600 11/01/47 3,941,335
875,000 Quakertown General Authority Health Facilities Revenue USDA
Loan Anticipation Notes and Revenue Bonds for LifeQuest
Obligated Group, Pennsylvania, Series 2017C
5.300 07/01/42 790,892
32,385,000 (g) Southcentral Pennsylvania General Authority, Revenue Bonds,
Wellspan Health Obligated Group, Series 2019A, (UB)
4.000 06/01/49 28,937,636
6,800,000 (d) Southcentral Pennsylvania General Authority, Revenue Bonds,
York Academy Regional Charter School Project, Series 2018A
6.000 07/15/38 6,935,351
TOTAL PENNSYLVANIA 338,640,974
PUERTO RICO - 8.4%
59,000,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-
Backed Bonds, Series 2005A
0.000 05/15/50 12,094,658
40,000,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-
Backed Bonds, Series 2008A
0.000 05/15/57 1,898,232
215,000,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-
Backed Bonds, Series 2008B
0.000 05/15/57 6,464,706
736,363 PRHTA SR LIEN SER N (2039) CUSTODIAL TR Puerto Rico
Highway and Transportation Authority, Highway Revenue
Bonds, Series 2007N
2.993 12/06/49 405,469
5,965,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Forward Delivery Series 2022A
4.000 07/01/47 5,281,061
21,280,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A
5.000 07/01/47 20,878,749
12,165,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021A
4.000 07/01/42 11,510,893
11,525,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
4.000 07/01/42 10,905,305
37,355,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
4.000 07/01/47 33,071,928
102,725,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Federally Taxable Build America Bonds, Series 2010YY
6.125 07/01/40 60,443,694
1,465,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding National Series 2007VV
5.500 01/01/27 865,758
30,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2010DDD
5.000 01/01/27 18,167
2,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2012A
5.000 07/01/42 1,203
3,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2012A
5.050 07/01/42 1,788
3,845,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2003NN
5.500 01/01/26 2,277,849
7,260,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007TT
5.000 01/01/27 4,306,257
2,040,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007TT
5.000 01/01/27 1,237,227
5,165,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007TT
5.000 01/01/27 3,067,673
250,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007TT
5.000 01/01/27 153,437
11,270,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5.250 01/01/27 6,964,870
15,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5.250 01/01/27 9,502
630,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5.250 07/01/27 377,082

Portfolio of Investments December 31, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 3,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5.250% 07/01/28 $ 1,809
2,735,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5.250 07/01/29 1,652,145
5,770,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5.250 07/01/30 3,654,711
3,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5.250 07/01/31 1,783
4,475,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5.250 07/01/31 2,660,059
4,840,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC
5.250 07/01/26 2,961,002
1,510,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC
4.250 01/01/27 912,521
280,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC
5.000 01/01/27 166,248
185,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC
5.000 01/01/27 110,163
23,345,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC
5.250 07/01/27 14,488,928
1,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC
5.400 07/01/28 591
400,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010XX
5.250 07/01/27 244,000
5,525,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010XX
5.750 07/01/36 3,479,077
205,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.000 07/01/26 121,701
250,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.000 07/01/26 150,730
25,760,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.250 07/01/26 15,648,925
60,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
4.250 01/01/27 37,815
475,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.000 01/01/27 281,711
135,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.000 01/01/27 80,131
125,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.000 01/01/27 74,196
1,150,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.250 01/01/27 684,921
590,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.250 01/01/27 351,151
5,690,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.250 01/01/27 3,569,452
6,535,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.250 01/01/27 3,974,601
255,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5.000 07/01/28 154,185
2,840,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A
4.800 07/01/29 1,709,960
5,685,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A
5.000 07/01/29 3,407,707
3,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A
6.750 07/01/36 1,769
1,000,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2016D-4-RSA-1
7.500 01/01/27 557,555
910,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5.000 07/01/25 548,396
1,065,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5.000 07/01/26 643,681

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 90,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5.000% 07/01/26 $ 57,922
2,290,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5.000 07/01/27 1,367,802
19,550,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5.000 07/01/32 11,845,080
42,235,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5.000 07/01/37 25,577,554
1,865,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5.250 07/01/25 1,106,646
105,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5.500 07/01/26 61,497
2,915,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5.375 01/01/27 1,811,751
4,245,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5.375 01/01/27 2,604,858
550,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5.375 01/01/27 327,127
2,895,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5.500 01/01/27 1,700,802
3,735,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5.000 07/01/28 2,246,591
16,605,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5.250 07/01/33 10,005,363
18,595,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5.500 07/01/38 10,965,429
2,800,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010AAA
5.250 07/01/26 1,744,104
3,420,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010AAA
5.250 01/01/27 2,038,105
2,000,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
4.625 07/01/25 1,195,637
890,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
5.000 07/01/25 540,228
30,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
4.750 07/01/26 17,980
3,225,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
5.000 07/01/26 1,916,123
365,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
5.000 07/01/27 221,273
2,220,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
5.000 07/01/28 1,396,860
1,960,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
4.625 07/01/25 1,170,347
215,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
4.750 07/01/26 129,274
3,060,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
5.250 07/01/26 1,903,641
405,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
4.875 07/01/27 244,859
4,960,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
5.250 07/01/35 2,960,651
83,005,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
5.250 07/01/40 50,309,826
21,705,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010ZZ
5.250 07/01/25 12,866,704
1,620,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010ZZ
5.250 01/01/27 954,921
235,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
7.250 07/01/30 147,983
9,220,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
7.000 07/01/33 5,314,980

Portfolio of Investments December 31, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 18,645,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
6.750% 07/01/36 $ 10,995,602
5,820,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
7.000 07/01/40 3,391,807
11,065,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
5.000 07/01/42 6,611,079
19,715,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
7.000 07/01/43 11,555,591
5,400,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Taxable
Series 2010EEE
5.950 07/01/30 3,209,106
75,300,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Taxable
Series 2010EEE
6.050 07/01/32 44,158,138
34,730,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Taxable
Series 2010EEE
6.250 07/01/40 20,248,563
2,592,109 Puerto Rico Highway and Transportation Authority Highway
Revenue Bonds Series 2022
5.250 07/01/38 2,592,681
224,212,091 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0.000 07/01/46 75,341,047
241,918,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0.000 07/01/51 60,829,096
1,500,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4.750 07/01/53 1,416,119
100,452,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
5.000 07/01/58 96,874,603
50,220,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured Cofina Project Series 2018B-1
0.000 07/01/51 12,627,573
4,353,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4.536 07/01/53 3,949,330
49,616,000 (j) Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4.784 07/01/58 46,402,501
17,764,317 Puerto Rico, General Obligation Bonds, Clawback Highway
Transportation Authority Claims Taxable Series 2022
0.000 11/01/51 11,635,627
37,000,228 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0.000 07/01/33 26,818,335
21,416,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/37 20,781,367
15,421,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/41 14,274,234
54,721,195 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/46 47,805,202
119,214,672 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims
Taxable Series 2022
0.000 11/01/43 76,446,409
12,523,575 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims
Taxable Series 2022
1.000 11/01/51 7,341,946
2,105,000 University of Puerto Rico, University System Revenue Bonds,
Refunding Series 2006P
5.000 06/01/26 2,101,270
8,875,000 University of Puerto Rico, University System Revenue Bonds,
Refunding Series 2006P
5.000 06/01/30 8,766,472
3,345,000 University of Puerto Rico, University System Revenue Bonds,
Series 2006Q
5.000 06/01/26 3,339,073
7,748,000 University of Puerto Rico, University System Revenue Bonds,
Series 2006Q
5.000 06/01/30 7,653,254
4,882,000 University of Puerto Rico, University System Revenue Bonds,
Series 2006Q
5.000 06/01/36 4,711,556
TOTAL PUERTO RICO 1,031,196,631

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
RHODE ISLAND - 0.2%
$ 2,100,000 Rhode Island Health and Educational Building Corporation,
Hospital Financing Revenue Bonds, Lifespan Obligated Group
Issue Series 2024
5.250% 05/15/54 $ 2,124,436
178,805,000 Rhode Island Tobacco Settlement Financing Corporation,
Tobacco Settlement Asset-Backed Bonds, Series 2007A
0.000 06/01/52 26,029,037
TOTAL RHODE ISLAND 28,153,473
SOUTH CAROLINA - 1.4%
2,000,000 (d) Goose Creek, South Carolina, Assessment Revenue Bonds,
Carnes Crossroads Improvement District, Series 2025
5.500 10/01/55 2,011,800
2,735,000 (d) Lancaster County, South Carolina, Assessment Revenue Bonds,
Walnut Creek Improvement District, Series 2016A-2
5.750 12/01/46 2,503,802
5,765,000 Lancaster County, South Carolina, Special Assessment Bonds,
Edgewater II Improvement District, Capital Appreciation Series
2007-A&B
0.000 11/01/39 1,527,654
18,365,000 Lancaster County, South Carolina, Special Assessment Bonds,
Edgewater II Improvement District, Capital Appreciation Series
2007-A&B
0.000 11/01/39 6,198,011
19,375,000 (g) Patriots Energy Group Financing Agency, South Carolina,
Gas Supply Revenue Bonds, Series 2023B-1, (Mandatory Put
3/01/31), (UB)
5.250 02/01/54 20,954,495
1,820,000 (d) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Midland Valley
Preparatory School Project, Series 2014
7.750 11/15/45 1,853,792
5,000,000 (d) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Palmera Apartments
Project, Series 2025A
6.750 12/01/60 4,858,220
4,000,000 (d) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Palmetto Scholars
Academy Project, Series 2015A
5.250 08/15/46 3,603,154
20,980,000 South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Patriots Place
Apartments Project, Series 2022A-1
5.750 06/01/52 15,700,712
1,000,000 South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Columbia College,
Refunding Series 2020A
5.750 10/01/45 941,543
5,870,000 (d) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, High Point Academy
Project, Series 2018A
5.750 06/15/49 5,171,125
5,775,000 (d) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Horse Creek Academy
Project, Series 2021A
5.000 11/15/55 5,001,343
4,235,000 South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Mountain View
Preparatory Project, Series 2025A
7.125 06/01/60 4,274,066
1,905,000 South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Riverwalk Academy
Project Series 2023A
7.125 06/15/53 1,929,410
1,830,000 (d) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2021A
5.000 06/15/51 1,416,545
1,585,000 (d) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2023A
7.000 06/15/53 1,590,506
1,020,000 (d) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2023A
7.125 06/15/58 1,028,998
750,000 South Carolina Jobs-Economic Development Authority, Health
Facilities Revenue Bonds, Lutheran Homes of South Carolina
Inc., Series 2013
5.000 05/01/43 662,510
1,255,000 South Carolina Jobs-Economic Development Authority, Health
Facilities Revenue Bonds, Lutheran Homes of South Carolina
Inc., Series 2013
5.125 05/01/48 1,064,707

Portfolio of Investments December 31, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH CAROLINA (continued)
$ 3,165,000 South Carolina Jobs-Economic Development Authority, Health
Facilities Revenue Bonds, Rolling Green Village Project, Series
2025A
5.750% 12/01/60 $ 3,133,365
250,000 South Carolina Jobs-Economic Development Authority,
Healthcare Revenue Bonds, Beaufort Memorial Hospital &
South of Broad Healthcare Project, Series 2024
5.750 11/15/54 255,966
10,000,000 (g) South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, AnMed Health Project, Series 2023,
(UB)
5.250 02/01/53 10,390,155
1,000,000 (d) South Carolina Jobs-Economic Development Authority,
Revenue Bonds, Wesley Commons Project, Series 2025A
5.625 10/01/60 980,188
12,855,000 (g) South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016B, (UB)
5.000 12/01/56 12,874,126
16,000,000 (g) South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2022A, (UB)
4.000 12/01/47 14,494,187
13,020,000 (g) South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2022A - BAM Insured,
(UB)
4.000 12/01/52 11,939,953
23,265,000 (g) South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2022B - BAM Insured,
(UB)
4.000 12/01/55 21,230,794
10,000,000 (g) South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2024B, (UB)
5.000 12/01/49 10,450,646
6,815,000 Walnut Creek Improvement District, Lancaster County, South
Carolina, Assessment Revenue Bonds, Series 2016A-2
5.750 12/01/42 6,580,814
2,670,000 Walnut Creek Improvement District, Lancaster County, South
Carolina, Assessment Revenue Bonds, Series 2016A-3
5.330 12/01/41 2,670,286
TOTAL SOUTH CAROLINA 177,292,873
SOUTH DAKOTA - 0.1%
6,040,000 (d) Lower Brule Sioux Tribe, South Dakota, Tribal Purpose
Refunding Bonds, Series 2014C
6.000 03/01/32 4,955,547
5,630,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Monument Health, Inc., Series 2020A
4.000 09/01/50 5,235,656
TOTAL SOUTH DAKOTA 10,191,203
TENNESSEE - 1.2%
845,000 (d) Bristol Industrial Development Board, Tennessee, State Sales
Tax Revenue Bonds, Pinnacle Project, Capital Appreciation
Series 2016B
0.000 12/01/26 807,364
1,665,000 (d) Bristol Industrial Development Board, Tennessee, State Sales
Tax Revenue Bonds, Pinnacle Project, Capital Appreciation
Series 2016B
0.000 12/01/31 1,203,540
2,550,000 (d) Bristol Industrial Development Board, Tennessee, State Sales
Tax Revenue Bonds, Pinnacle Project, Series 2016A
5.125 12/01/42 2,410,570
13,000,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5.250 12/01/54 13,442,637
35,500,000 (g) Greeneville Health and Educational Facilities Board, Tennessee,
Hospital Revenue Bonds, Ballad Health, Series 2018A, (UB)
4.000 07/01/40 34,483,145
2,000,000 (g) Knox County Health, Educational, and Housing Facilities
Board, Revenue Bonds, Provident Group - UTK Properties
LLC - University of Tennessee Project, Student Housing Series
2024A-1 - BAM Insured, (UB)
5.500 07/01/59 2,096,665
4,000,000 (g) Knox County Health, Educational, and Housing Facilities
Board, Revenue Bonds, Provident Group - UTK Properties
LLC - University of Tennessee Project, Student Housing Series
2024A-1 - BAM Insured, (UB)
5.000 07/01/64 4,013,182
4,485,000 (e) Memphis Health, Educational and Housing Facilities Board,
Tennessee, Multifamily Housing Revenue Bonds, Serenity
Towers Apartments, Series 2014A
5.875 03/01/44 1,838,850
4,405,000 (e) Memphis/Shelby County Economic Development Growth
Engine Industrial Development Board, Tennessee, Tax
Increment Revenue Bonds, Graceland Project, Senior Series
2017A
5.500 07/01/37 3,323,357

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE (continued)
$ 5,150,000 (e) Memphis/Shelby County Economic Development Growth
Engine Industrial Development Board, Tennessee, Tax
Increment Revenue Bonds, Graceland Project, Senior Series
2017A
5.625% 01/01/46 $ 3,518,909
11,300,000 (g) Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured, (UB)
5.250 07/01/56 11,735,639
8,250,000 (g) Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Belmont University, Series 2023, (UB)
5.250 05/01/53 8,466,308
5,000,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Lipscomb University, Refunding & Improvement Series
2016A
5.000 10/01/45 4,827,238
3,975,000 (d) Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Rocketship Education Project, Series 2017E
5.250 06/01/47 3,709,730
3,250,000 (d) Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Rocketship Education Project, Series 2017E
5.375 06/01/52 3,006,249
8,415,000 (g) Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Vanderbilt University Medical Center, Series 2016A,
(UB)
5.000 07/01/46 8,423,475
8,500,000 (g) Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B, (AMT), (UB)
5.250 07/01/47 8,791,929
4,000,000 (g) Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B, (AMT), (UB)
5.000 07/01/52 4,056,090
7,350,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Revenue Bonds, Subordinate Series 2019B, (AMT)
5.000 07/01/54 7,389,144
1,710,000 (d) Shelby County Health, Educational, Housing, and Facility
Board, Tennessee, Student Housing Revenue Bonds, Madrone
Memphis Student Housing, I LLC - University of Memphis
Project Series 2024A-1
5.250 06/01/56 1,652,785
5,000,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2023-3A
5.350 07/01/48 5,201,434
1,500,000 (g) Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2024-1A, (UB)
4.700 07/01/49 1,511,054
1,155,000 (g) Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2024-1A, (UB)
4.800 07/01/54 1,152,021
7,400,000 (g) Tennessee Housing Development Agency, Residential Finance
Program Bonds, Tender Option Bond Trust Series 2023-
XL0448, (UB)
4.550 07/01/48 7,282,271
4,000,000 (g) Tennessee Housing Development Agency, Residential Finance
Program Bonds, Tender Option Bond Trust Series 2023-
XL0448, (UB)
4.700 07/01/53 3,989,763
TOTAL TENNESSEE 148,333,349
TEXAS - 11.1%
3,495,000 Abilene Convention Center Hotel Development Corporation,
Texas, Hotel Revenue Bonds, First-Lien Series 2021A
4.000 10/01/50 2,767,581
2,070,000 (d) Abilene Convention Center Hotel Development Corporation,
Texas, Hotel Revenue Bonds, Second-Lien Series 2021B
5.000 10/01/50 1,783,878
7,750,000 (g) Allen Independent School District, Collin County, Texas,
General Obligation Bonds, School Building Series 2025, (UB)
4.375 02/15/50 7,736,864
1,000,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Crystal Park
Public Improvement District 2 Improvement Area 1 Project,
Series 2025
5.875 09/15/55 1,001,443
4,000,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Hurricane
Creek Public Improvement District Area 1 Project, Series 2019
6.500 09/01/48 4,112,132
1,500,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Hurricane
Creek Public Improvement District Area 2 Project, Series 2022
6.000 09/01/52 1,525,081
3,000,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Hurricane
Creek Public Improvement District Major Improvement Area
Project, Series 2019
6.750 09/01/48 3,099,596

Portfolio of Investments December 31, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,000,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Meadow
Vista Public Improvement District Area 1 Project, Series 2024
5.750% 09/15/54 $ 1,011,318
1,191,000 (d) Anna, Texas, Special Assessment Revenue Bonds, The Woods
and Lindsey Place Public Improvement District Area 1 Project,
Series 2023
5.875 09/15/53 1,228,125
1,750,000 (d) Anna, Texas, Special Assessment Revenue Bonds, The Woods
at Lindsey Place Public Improvement District 2 Improvement
Area 2-3 Projects, Series 2025
5.500 09/15/55 1,754,864
750,000 Argyle, Texas, Special Assessment Revenue Bonds, Highlands
of  Argyle Public Improvement District 1 Project, Series 2017
5.000 09/01/37 755,655
3,905,000 (d) Argyle, Texas, Special Assessment Revenue Bonds, Waterbrook
of  Argyle Public Improvement District Project, Series 2018
5.250 09/01/47 3,911,619
5,800,000 (d) Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Magellan International School,
Series 2022
6.375 06/01/62 5,850,567
1,000,000 (d) ate, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg Public Improvement District 1 Phase 3B,
Series 2023
5.375 08/15/53 1,008,711
1,750,000 (d) Aubrey Public Improvement District 1, Denton County, Texas,
Special Assessment Revenue Bonds, Series 2023
6.000 09/01/53 1,767,921
1,500,000 (d) Aubrey, Denton County, Texas, Special Assessment Revenue
Bonds, Duck Point Public Improvement District, Series 2025
5.625 12/31/55 1,493,138
1,000,000 (d) Aubrey, Denton County, Texas, Special Assessment Revenue
Bonds, Jackson Ridge Public Improvement District Phase 3B
Project, Series 2022
6.000 09/01/45 1,047,861
3,800,000 (d) Aubrey, Denton County, Texas, Special Assessment Revenue
Bonds, Winn Ridge South Public Improvement District Project,
Series 2017
6.200 09/01/47 3,859,008
5,000,000 (g) Austin, Texas, Airport System Revenue Bonds, Series 2022,
(AMT)
5.250 11/15/47 5,170,900
20,000,000 (g) Austin, Texas, Electric Utility System Revenue Bonds, Refunding
& Improvement Series 2023, (UB)
5.250 11/15/53 21,110,174
2,920,000 Austin, Travis, Williamson and Hays Counties, Texas, Special
Assessment Revenue Bonds, Estancia Hill Country Public
Improvement District, Series 2013
6.000 11/01/28 2,924,573
1,500,000 (d) Austin, Travis, Williamson and Hays Counties, Texas,
Special Assessment Revenue Bonds, Whisper Valley Public
Improvement District Improvement Area 2, Series 2022
5.500 11/01/51 1,520,056
1,200,000 (d) Bastrop, Texas, Special Assessment Revenue Bonds, Valverde
Public Improvement District Improvement Area 1, Series 2025
5.625 09/01/55 1,209,664
2,000,000 (d) Bee Cave, Travis County, Texas, Special Assessment Revenue
Bonds, Backyard Public Improvement District Project, Series
2021
5.250 09/01/51 1,915,758
12,175,000 (g) Bexar County Hospital District, Texas, Certificates of Obligation,
Series 2022, (UB)
4.250 02/15/52 11,293,121
24,500,000 (g) Bexar County Hospital District, Texas, Certificates of Obligation,
Series 2023, (UB)
4.250 02/15/53 22,654,885
5,870,000 Bonham Independent School District, Fannin County, Texas,
General Obligation Bonds, School Building Series 2023
4.000 02/15/49 5,539,333
1,410,000 (d) Boyd Public Improvement District 1, Texas, Special Assessment
Revenue Bonds, Improvement Area 1 Project Series 2024
5.500 09/15/53 1,416,454
1,020,000 (d) Boyd Public Improvement District 1, Texas, Special Assessment
Revenue Bonds, Improvement Area 1 Project Series 2025
5.875 09/15/55 1,049,209
2,250,000 (d) Buda, Texas, Special Assessment Revenue Bonds, Persimmon
Public improvement District Improvement Area 1 Project,
Series 2025
6.000 09/01/55 2,221,080
3,750,000 (d) Buda, Texas, Special Assessment Revenue Bonds, Persimmon
Public improvement District Major Improvement Area Project,
Series 2025
6.750 09/01/55 3,705,270
1,635,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Cambridge
Crossing Public Improvement District Phase 1 Project, Series
2018
5.125 09/01/38 1,651,969

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 4,135,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Cambridge
Crossing Public Improvement District Phase 1 Project, Series
2018
5.250% 09/01/47 $ 4,125,112
4,230,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Cambridge
Crossing Public Improvement District Phases 2-7 Major
Improvement Project, Series 2018
5.500 09/01/38 4,306,805
7,480,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Cambridge
Crossing Public Improvement District Phases 2-7 Major
Improvement Project, Series 2018
5.625 09/01/48 7,533,636
1,000,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Chalk Hill
Public Improvement District  2 Phase 2 & 3 Direct Improvement
Project, Series 2023
6.000 09/01/53 1,002,115
5,405,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Columns
Public Improvement District Project, Series 2018
6.250 09/01/48 5,487,735
5,000,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Creeks of
Legacy Public Improvement District Phase 2 Project, Series
2018
5.625 09/01/48 5,016,176
640,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Edgewood
Creek Public Improvement District Phase 2-3 Major
Improvement Project, Series 2021
5.500 09/01/50 639,542
325,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Glen
Crossing Public Improvement District Phase 1B, Series 2018
5.375 09/01/38 330,954
408,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Glen
Crossing Public Improvement District Phase 1B, Series 2018
5.500 09/01/46 409,822
1,111,000 Celina, Texas, Special Assessment Revenue Bonds, Glen
Crossing Public Improvement District Project, Series 2018
5.625 09/01/38 1,139,637
1,750,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Legacy
Celina Public Improvement District Project, Series 2025
6.125 09/01/55 1,733,641
1,250,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Mosaic
Public Improvement District Improvement Area 2 Project Series
2024
5.500 09/01/54 1,278,322
500,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Mosaic
Public Improvement District Phase 1B Project, Series 2024
5.375 09/01/53 508,117
1,000,000 Celina, Texas, Special Assessment Revenue Bonds, North Sky
Public Improvement District Improvement Area 1 Project,
Series 2023
5.375 09/01/43 1,014,830
50,000 Celina, Texas, Special Assessment Revenue Bonds, North Sky
Public Improvement District Improvement Area 1B Project,
Series 2024
5.250 09/01/52 47,040
3,115,000 Celina, Texas, Special Assessment Revenue Bonds, Ownsby
Farms Public Improvement District Phase 1 Project, Series 2017
6.125 09/01/46 3,155,896
1,245,000 Celina, Texas, Special Assessment Revenue Bonds, Ownsby
Farms Public Improvement District Phase 2 Major Improvement
Project, Series 2017
6.125 09/01/46 1,253,664
1,100,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Parvin
Public Improvement District Project, Series 2023
6.750 09/01/53 1,104,203
1,000,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Sutton
Fields East Public Improvement District Phase 2 Project, Series
2025
5.625 09/01/55 991,577
2,000,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Ten Mile
Creek Public Improvement District Major Improvement Area
Project, Series 2023
5.750 09/01/52 2,035,348
1,765,000 (d) Celina, Texas, Special Assessment Revenue Bonds, The Parks
at Wilson Creek Public Improvement District Initial Major
Improvement Project, Series 2021
4.250 09/01/41 1,633,607
1,140,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Wells North
Public Improvement District Neighborhood Improvement Area
1 Project, Series 2016
5.000 09/01/36 1,141,816
500,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Wells South
Public Improvement District Neighborhood Improvement Area
5 Project, Series 2022
5.500 09/01/42 514,330
1,500,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Wells South
Public Improvement District Neighborhood Improvement Area
6-7 Project, Series 2024
5.750 09/01/54 1,521,944

Portfolio of Investments December 31, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 9,295,000 (g) Chamber County, Texas, Combination Tax and Revenue
Certificates of Obligation, Series 2023, (UB)
4.000% 03/01/53 $ 8,331,662
14,850,000 (g) Chapel Hill Independent School District, Smith County, Texas,
General Obligation Bonds, School Building Series 2023, (UB)
4.000 02/15/53 13,632,031
3,000,000 (d) City of Midlothian, Texas, Westside Preserve Public
Improvement District Improvement Area #1 Project Special
Assessment Revenue Bonds Series 2022
5.375 09/15/52 2,929,638
1,500,000 (d) City Of Midlothian, Texas, Westside Preserve Public
Improvement Major Improvement Area Project Special
Assessment Revenue Bonds Series 2022
6.125 09/15/52 1,522,137
1,825,000 City of Shenandoah, Montgomery County, Texas, Special
Assessment Revenue Bonds, Metropark Public Improvement
District, Series 2018
5.600 09/01/38 1,848,985
2,940,000 City of Shenandoah, Montgomery County, Texas, Special
Assessment Revenue Bonds, Metropark Public Improvement
District, Series 2018
5.700 09/01/47 2,942,753
1,315,000 Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 1 Project,
Series 2016
6.250 09/01/35 1,332,721
3,070,000 Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 1 Project,
Series 2016
6.500 09/01/46 3,094,939
1,500,000 (d) Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 3 Project,
Series 2024
5.375 09/01/55 1,503,338
1,300,000 Comal County, Texas, Special Assessment Revenue Bonds,
Crossings Public Improvement District, Series 2017
5.000 09/01/46 1,261,644
1,640,000 Conroe Local Government Corporation, Texas, Hotel Revenue
Bonds, Conroe Convention Center Hotel, First-Lien Series
2021A
4.000 10/01/50 1,280,228
1,000,000 (d) Corpus Christi, Nueces, Aransas, San Patricio, ad Kleberg
Counties, Texas, Special Assessment Revenue Bonds, Whitecap
Public Improvement District 1 Improvement Area 1 Project
Series 2024
6.500 09/15/54 1,001,597
8,000,000 (g) Corpus Christi, Texas, Utility System Revenue Bonds, Refunding
& Improvement Senior Lien Series 2024, (UB)
4.250 07/15/54 7,240,430
5,500,000 (g) Corpus Christi, Texas, Utility System Revenue Bonds, Senior
Lien Improvement Refunding Series 2023, (UB)
4.125 07/15/53 5,063,043
1,000,000 (d) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, Arbors Public Improvement District Improvement Area
1 Project, Series 2025
5.625 09/15/55 992,923
1,000,000 (d) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, Cartwright Ranch Public Improvement District Major
Improvement Area Project, Series 2021
5.250 09/15/51 952,477
4,165,000 (d) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, River Ridge Public Improvement District Improvement
Area 1 Project, Series 2022
6.125 09/15/52 4,305,654
1,000,000 (d) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, River Ridge Public Improvement District Single Family
Residential, Major Improvement Area Project, Series 2022
6.750 09/15/52 1,046,174
6,000,000 (g) Crowley Independent School District, Tarrant and Johnson
Counties, Texas, General Obligation Bonds, School Building
Series 2023, (UB)
4.250 02/01/53 5,814,325
10,215,000 Crowley Independent School District, Tarrant and Johnson
Counties, Texas, General Obligation Bonds, School Building
Series 2023
5.250 02/01/53 10,714,197
10,910,000 (g) Crowley Independent School District, Tarrant and Johnson
Counties, Texas, General Obligation Bonds, School Building
Series 2024, (UB)
4.250 02/01/54 10,498,104
1,750,000 (d) Dayton, Texas, Special Assessment Revenue Bonds, Dayton
Public Improvement District 5 Improvement Area 1 Project,
Series 2025
5.500 09/01/55 1,728,799

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,500,000 (d) Decatur, Texas, Special Assessment Revenue Bonds, Paloma
Trails Public Improvement District Improvement Area 1 Project,
Series 2025
5.750% 09/15/55 $ 1,510,508
1,500,000 (d) Denton County, Texas, Special Assessment Revenue
Bonds, Green Meadows Public Improvement District Major
Improvement Area Project, Series 2025
5.875 12/31/45 1,547,075
3,575,000 (d) Denton County, Texas, Special Assessment Revenue
Bonds, Green Meadows Public Improvement District Major
Improvement Area Project, Series 2025
6.125 12/31/55 3,690,414
1,020,000 (d) Denton County, Texas, Special Assessment Revenue Bonds,
Green Meadows Public Improvement District, Improvement
Area 1 Project, Series 2025
5.375 12/31/45 1,054,398
1,900,000 (d) Denton County, Texas, Special Assessment Revenue Bonds,
Green Meadows Public Improvement District, Improvement
Area 1 Project, Series 2025
5.625 12/31/55 1,956,818
3,250,000 (d) Denton County, Texas, Special Assessment Revenue Bonds,
Tabor Ranch Public Improvement District Improvement Area 1
Project, Senior Lien Series 2024A
5.625 12/31/54 3,253,393
2,180,000 (d) Denton County, Texas, Special Assessment Revenue Bonds,
Tabor Ranch Public Improvement District Major Improvement
Area Project, Series 2024
6.250 12/31/54 2,149,365
5,000,000 Denton Independent School District, Denton County, Texas,
General Obligation Bonds, School Building Series 2023
5.000 08/15/53 5,152,033
11,000,000 (g) Denton Independent School District, Denton County, Texas,
General Obligation Bonds, School Building Series 2023, (UB)
5.000 08/15/53 11,334,473
1,600,000 (d) Dorchester, Texas, Special Assessment Revenue Bonds,
Cottonwood Public Improvement District Improvement Area 1
Project Series 2024
6.250 09/15/54 1,537,286
1,000,000 (d) Dripping Springs, Texas, Special Assessment Revenue Bonds,
Heritage Public Improvement District Improvement Area 3A &
Improvement Area 3B, Series 2025
5.625 09/01/55 992,995
4,350,000 East Fort Bend County Development Authority, Texas, Contract
Revenue Bonds, Water Sewer and Drain Facilities, Series 2022
5.000 09/01/43 4,159,253
1,000,000 (d) East Waller County Management District, Texas, Special
Assessment Revenue Bonds, Sofi Lakes Sections 1 and 2
Project, Series 2025
6.250 09/15/55 1,024,438
1,000,000 Edinburg Economic Development Corporation, Texas, Sales
Tax Revenue Bonds, Series 2021A
3.375 08/15/46 674,441
1,500,000 (d) Ennis, Texas, Special Assessment Revenue Bonds, Prairieview
Public Improvement District Improvement Area 1-2 Project,
Series 2025
5.500 09/15/55 1,477,439
3,985,000 (d) Fate City, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg East Public Improvement District
Improvement Area 2 Project, Series 2022
6.000 08/15/52 4,051,423
3,000,000 Fort Bend County Industrial Development Corporation, Texas,
Revenue Bonds, NRG Energy Inc. Project, Series 2012B
4.750 11/01/42 3,000,338
2,715,000 Friendswood, Harris and Galveston Counties, Texas, Special
Assessment Revenue Bonds, City Center Public Improvement
District, Initial Major Improvements Project Series 2024
7.000 09/15/54 2,729,723
3,010,000 (d) Granbury, Hood County, Texas, Special Assessment Revenue
Bonds, Lakeview Landing Public Improvement District Project,
Series 2025
7.500 09/15/55 3,096,350
6,060,000 (g) Greater Texoma Utility Authority, Texas, Contract Revenue
Bonds, City of Sherman Project Series 2023A - BAM Insured,
(UB)
4.375 10/01/53 5,706,646
13,000,000 (g) Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Series 2022A, (UB)
4.125 07/01/52 11,807,007
10,000,000 (g) Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Series 2022A, (UB)
5.000 07/01/52 10,238,468
7,400,000 (g) Harris County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Houston Methodist
Hospital System, Series 2015, (UB)
4.000 12/01/45 6,782,140

Portfolio of Investments December 31, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 5,405,000 (g) Harris County, Texas, General Obligation Bonds, Refunding
Road Series 2023A, (UB)
4.250% 09/15/48 $ 5,283,056
10,950,000 (g) Harris County, Texas, Toll Road Revenue Bonds, Refunding First
Lien Series 2021A, (UB)
4.000 08/15/50 9,777,160
520,000 (i) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (ETM)
0.000 11/15/26 506,599
355,000 (i) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (ETM)
0.000 11/15/27 335,684
480,000 (i) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured, (ETM)
0.000 11/15/28 440,810
125,000 (i) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured, (ETM)
0.000 11/15/29 111,509
1,910,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0.000 11/15/32 1,459,703
2,075,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0.000 11/15/34 1,384,738
35,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H
0.000 11/15/35 21,792
770,000 (i) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0.000 11/15/36 475,206
3,390,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0.000 11/15/36 1,968,008
480,000 (i) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0.000 11/15/37 278,389
1,045,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0.000 11/15/37 565,397
310,000 (i) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0.000 11/15/38 168,930
1,620,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0.000 11/15/38 818,070
340,000 (i) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0.000 11/15/39 174,051
790,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0.000 11/15/39 371,973
3,120,000 (i) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0.000 11/15/40 1,500,093
2,180,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0.000 11/15/40 955,062
14,010,000 (i) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0.000 11/15/41 6,325,345
2,940,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0.000 11/15/41 1,199,495
1,840,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Senior Lien Series 2001G - NPFG Insured
0.000 11/15/41 759,366
1,180,000 Harris County-Houston Sports Authority, Texas, Special
Revenue Bonds, Refunding Senior Lien Series 2001A - NPFG
Insured
0.000 11/15/34 778,311
26,165,000 Harris County-Houston Sports Authority, Texas, Special
Revenue Bonds, Refunding Senior Lien Series 2001A - NPFG
Insured
0.000 11/15/38 13,144,469
8,805,000 Harris County-Houston Sports Authority, Texas, Special
Revenue Bonds, Refunding Senior Lien Series 2001A - NPFG
Insured
0.000 11/15/40 3,853,725
1,250,000 (d) Hays County, Texas Special Assessment Revenue Bonds, La
Cima Public Improvement District Major Improvement Project,
Series 2025
5.625 09/15/45 1,251,717
5,545,000 Heart of Texas Education Finance Corporation, Texas, Gateway
Charter Academy, Series 2006A
6.000 02/15/36 5,546,832

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,220,000 (d) Heritage Public Improvement District 1, Dripping Springs,
Texas, Special Assessment Revenue Bonds, Series 2023
5.500% 09/01/53 $ 1,225,585
1,000,000 (d) Heritage Public Improvement District 2, Dripping Springs,
Texas, Special Assessment Revenue Bonds, Series 2023
5.250 09/01/54 987,745
7,560,000 Hidalgo County Regional Mobility Authority, Texas, Toll and
Vehicle Registration Fee Revenue Bonds, Senior Lien Series
2022A
0.000 12/01/53 1,650,481
5,000,000 Hidalgo County Regional Mobility Authority, Texas, Toll and
Vehicle Registration Fee Revenue Bonds, Senior Lien Series
2022A
0.000 12/01/54 1,030,793
12,500,000 Hidalgo County Regional Mobility Authority, Texas, Toll and
Vehicle Registration Fee Revenue Bonds, Senior Lien Series
2022A
0.000 12/01/55 2,432,816
5,000,000 Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2021A, (AMT)
4.000 07/01/46 4,536,404
3,105,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5.500 07/15/38 3,356,522
750,000 (d) Huntsville, Walker County, Texas, Special Assessment Revenue
Bonds, The Reserves of Huntsville Public Improvement District
Series 2024
5.625 09/15/54 748,994
1,075,000 (d) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Emory Crossing, Public Improvement Area 2 Project
Series 2023
5.625 09/01/58 1,087,268
2,225,000 (d) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Prairie Winds, Public Improvement Area 1, Series 2025
5.375 09/01/60 2,159,577
2,000,000 (d) Joshua Farms Municipal Management District 1, Johnson
County, Texas, Special Assessment Revenue Bonds,
Improvement Areas 1-2 Project Series 2023
5.500 09/01/53 1,998,871
1,105,000 (d) Justin, Denton County, Texas, Special Assessment Revenue
Bonds, Timberbrook Public Improvement District 1
Improvement Area 1 Project, Series 2018
5.375 09/01/38 1,130,526
1,930,000 (d) Justin, Denton County, Texas, Special Assessment Revenue
Bonds, Timberbrook Public Improvement District 1
Improvement Area 1 Project, Series 2018
5.125 09/01/47 1,939,249
1,680,000 (d) Justin, Denton County, Texas, Special Assessment Revenue
Bonds, Timberbrook Public Improvement District 1
Improvement Area 1 Project, Series 2018
5.500 09/01/47 1,689,022
1,500,000 Kaufman,Texas, Special Assessment Revenue Bonds, Kaufman
Public Improvement District 1 Phase 2A-2B Project, Series 2021
6.000 09/15/52 1,531,011
2,000,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks
Public Improvement District Improvement Area 4 Project,
Series 2023
5.250 09/01/43 2,062,538
1,500,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks
Public Improvement District Improvement Area 4 Project,
Series 2023
5.500 09/01/47 1,538,699
1,835,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, Limestone
Creek Public Improvement District Improvement Area 1
Project, Series 2023
5.750 09/01/53 1,872,019
1,125,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, Limestone
Creek Public Improvement District Improvement Area 1
Project, Series 2024B
5.750 09/01/53 1,138,555
830,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, Plum Creek
North Public Improvement District Major Improvement Area 2
Project, Series 2024
5.375 09/01/54 836,477
2,295,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, Porter County
Public Improvement District Improvement Area 1 Project,
Series 2023
6.000 09/01/53 2,299,882
10,000,000 (g) Lamar Consolidated Independent School District, Fort Bend
County, Texas, General Obligation Bonds, Schoolhouse Series
2023A, (UB)
5.000 02/15/58 10,303,155
26,240,000 (g) Lamar Consolidated Independent School District, Fort Bend
County, Texas, General Obligation Bonds, Schoolhouse Series
2023A - BAM Insured, (UB)
5.000 02/15/58 27,100,053

Portfolio of Investments December 31, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 500,000 (d) Lavon, Texas, Special Assessment Revenue Bonds, Elevon
Public Improvement District Improvement Area 1 Project,
Series 2024
5.375% 09/15/52 $ 499,993
2,700,000 (d) Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe
Public Improvement District Areas 2-3 Project, Series 2022
6.125 09/15/52 2,812,653
1,250,000 (d) Lavon, Texas, Special Assessment Revenue Bonds, Lavon Trails
Public Improvement District Project, Series 2025
6.000 09/15/54 1,287,603
2,700,000 (d) Leander, Texas, Special Assessment Revenue Bonds, Crystal
Springs Public Improvement District Project, Series 2018
5.300 09/01/48 2,664,953
1,090,000 (d) Leander, Texas, Special Assessment Revenue Bonds,
Deerbrooke Public Improvement District Northern
Improvement Area Major Improvement Project, Series 2017
5.375 09/01/47 1,090,596
3,855,000 (d) Leander, Texas, Special Assessment Revenue Bonds,
Deerbrooke Public Improvement District Southern
Improvement Area Project, Series 2017
5.000 09/01/47 3,707,710
140,000 (d) Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Liberty Parke Public Improvement District
Master Improvement Area Project, Series 2017
5.125 09/01/27 141,722
2,150,000 (d) Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Liberty Parke Public Improvement District
Master Improvement Area Project, Series 2017
6.000 09/01/46 2,176,051
975,000 (d) Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Liberty Parke Public Improvement District
Neighborhood Improvement Area 1 Project, Series 2017
5.375 09/01/46 976,499
3,000,000 (d) Little Elm, Denton County, Texas, Special Assessment Revenue
Bonds, Valencia Public Improvement District 2 Project, Series
2022
6.875 09/01/52 3,121,551
11,270,000 (d) Little Elm, Denton County, Texas, Special Assessment Revenue
Bonds, Valencia Public Improvement District Improvement
Area 2 Project, Refunding & Improvement Series 2018
5.750 09/01/48 11,500,204
6,060,000 (d) Little Elm, Texas, Special Assessment Revenue Bonds, Valencia
Public Improvement District Phase I, Refunding & Improvement
Series 2018
5.250 09/01/44 6,136,675
5,400,000 (d) Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone
Pointe Public Improvement District 2 Phase 1-1A Project, Series
2017
6.000 09/01/47 5,490,960
723,000 (d) Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone
Pointe Public Improvement District 2 Phase 2-3 Project, Series
2018
5.750 09/01/38 746,440
1,350,000 (d) Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone
Pointe Public Improvement District 2 Phase 2-3 Project, Series
2018
5.875 09/01/47 1,382,799
6,405,000 (d) Little Elm,Texas, Special Assessment Revenue Bonds, Valencia
Public Improvement District Major Improvement Area Project,
Refunding Series 2018
6.750 09/01/48 6,590,774
1,300,000 (d) Lowry Crossing, Collin County, Texas, Special Assessment
Revenue Bond, Lowry Trails Public Improvement District
Improvement Area 1 Project, Series 2025
5.500 09/15/55 1,282,299
1,130,000 (d) Lowry Crossing, Collin County, Texas, Special Assessment
Revenue Bond, Simpson Road Public Improvement District
Projects, Series 2025
6.000 09/15/55 1,158,289
2,000,000 (d) Manor, Texas, Special Assessment Revenue Bonds, Entradaglen
Public Improvement District Improvement Area 1 Project,
Series 2025
7.000 09/15/55 2,102,614
1,435,000 (d) Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District Improvement Area 1-2
Project, Series 2021
4.000 09/15/51 1,133,863
1,000,000 (d) Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District, Improvement Area 3,
Series 2023
5.500 09/15/53 1,002,147
700,000 (d) Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District, Improvement Area 4,
Series 2024
5.625 09/15/54 705,808

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,300,000 (d) Mansfield, Tarrant, Johnson and Ellis Counties, Texas, Special
Assessment Revenue Bonds, Staybolt Public Improvement
District Improvement Area 1 Project, Series 2025
6.250% 09/15/55 $ 1,339,509
1,755,000 (d) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Gregg Ranch Public Improvement District
Major Improvement Area Project, Series 2019
5.750 09/01/49 1,760,871
1,500,000 (d) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement District
Improvement Area 2A Project, Series 2024
6.625 09/01/54 1,453,419
1,000,000 (d) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement District
Major Improvement Area Project, Series 2021
5.125 09/01/51 900,595
1,250,000 (d) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement District
Remainder Area Project, Series 2024
7.625 09/01/54 1,247,144
15,000,000 (g) Medina Valley Independent School District, Medina County,
Texas, General Obligation Bonds, School Building Series 2023,
(UB)
4.000 02/15/53 13,747,799
850,000 (d) Mesquite, Texas, Special Assessment Bonds, Heartland Town
Center Public Improvement District Phase 1 Project, Series
2018
5.250 09/01/38 866,995
1,595,000 (d) Mesquite, Texas, Special Assessment Bonds, Heartland Town
Center Public Improvement District Phase 1 Project, Series
2018
5.375 09/01/48 1,597,837
1,000,000 (d) Mesquite, Texas, Special Assessment Bonds, Heartland
Town Center Public Improvement District Phase 2 Major
Improvement Project, Series 2023
5.125 09/01/52 959,489
1,000,000 (d) Mesquite, Texas, Special Assessment Bonds, Iron Horse Public
Improvement District Project, Series 2019
5.750 09/15/39 1,040,956
2,300,000 (d) Mesquite, Texas, Special Assessment Bonds, Iron Horse Public
Improvement District Project, Series 2019
6.000 09/15/49 2,336,601
1,210,000 (d) Mesquite, Texas, Special Assessment Bonds, Solterra Public
Improvement District Improvement Area C-1 Projects, Series
2023
5.625 09/01/53 1,228,060
1,100,000 (d) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra
Public Improvement District Area C-1 Projects, Series 2023
5.625 09/01/53 1,116,418
4,250,000 (d) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra
Public Improvement District Improvement Area A-1 Projects,
Series 2023
5.750 09/01/53 4,346,430
2,000,000 (d) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra
Public Improvement District Improvement Area A-2-A4
Projects, Series 2025
5.750 09/01/55 1,990,377
3,285,000 (d) Mission Economic Development Corporation, Texas, Utility
Revenue Bonds, Permian Basin Water Resources Project, Series
2025A, (AMT)
7.000 08/15/60 3,392,055
4,235,000 Montgomery County Municipal Utility District 132, Texas,
General Obligation Bonds, Road Series 2023 - AGM Insured
4.000 09/01/47 3,814,871
1,595,000 (d) New Hope Cultural Education Facilities Finance Corporation,
Texas, Education Revenue Bonds, Beta Academy, Series 2018A
5.625 08/15/39 1,595,709
3,340,000 (d) New Hope Cultural Education Facilities Finance Corporation,
Texas, Education Revenue Bonds, Beta Academy, Series 2018A
5.750 08/15/49 3,339,787
1,400,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Bella Vida Forefront
Living Project, Series 2025A
6.250 10/01/45 1,455,844
780,000 (e) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021A-1
7.500 11/15/37 780,000
5,050,000 (e) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021A-2
7.500 11/15/36 5,050,000
22,845,691 (e) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021B, (cash 2.000%, PIK
2.000%)
0.380 11/15/61 9,824,106

Portfolio of Investments December 31, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 4,305,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Legacy Midtown
Park Project, Series 2018A
5.500% 07/01/54 $ 3,584,861
3,355,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Legacy Midtown
Park Project, Series 2025
6.750 07/01/44 3,445,770
670,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Methodist
Retirement Communites Senior Living Langford Project, Series
2016
5.375 11/15/36 647,129
1,000,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Methodist
Retirement Communites Senior Living Langford Project, Series
2016
5.500 11/15/46 872,067
2,000,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Methodist
Retirement Communites Senior Living Langford Project, Series
2016
5.500 11/15/52 1,675,434
2,204,828 (e) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5.000 08/01/25 2,160,731
4,000,000 (e) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5.000 07/01/27 3,920,000
10,500,000 (e) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5.000 07/01/30 10,363,971
29,800,000 (e) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5.000 07/01/35 29,418,730
141,700,000 (e) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5.000 07/01/47 133,151,267
17,310,000 (g) North Fort Bend Water Authority, Texas, Water System Revenue
Bonds, Refunding  Series 2019A - BAM Insured, (UB)
4.000 12/15/58 15,247,008
9,530,000 (g) North Fort Bend Water Authority, Texas, Water System Revenue
Bonds, Refunding  Series 2019A, (UB)
4.000 12/15/58 8,316,853
1,165,000 (d) North Parkway Municipal Management District 1, Celina, Texas,
Contract Revenue Bonds, Legacy Hills Public Improvement
District Phase 1A-1B Improvements, Series 2021
4.250 09/15/51 1,019,383
670,000 (d) North Richland Hills, Texas, Special Assessment Revenue
Bonds, City Point Public Improvement District Zone A Project,
Series 2019
5.625 09/01/40 679,837
658,000 (d) North Richland Hills, Texas, Special Assessment Revenue
Bonds, City Point Public Improvement District Zone B Project,
Series 2019
5.250 09/01/40 667,894
923,000 (d) North Richland Hills, Texas, Special Assessment Revenue
Bonds, City Point Public Improvement District Zone B Project,
Series 2019
5.375 09/01/50 922,938
10,000,000 (g) Northwest Independent School District, Denton, Tarrant and
Wise Counties, Texas, General Obligation Bonds, School
Building Series 2023, (UB)
4.000 02/15/48 9,459,473
33,720,000 (g) Northwest Independent School District, Denton, Tarrant and
Wise Counties, Texas, General Obligation Bonds, School
Building Series 2025, (UB)
5.000 02/15/55 34,976,191
1,000,000 (d) Oak Point, Denton County, Texas, Special Assessment
Revenue Bonds, Oak Point 720 Public Improvement District
Improvement Area 1 Project, Series 2024
5.625 09/15/54 994,432

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,005,000 (d) Paris, Lamar County, Texas, Special Assessment Revenue
Bonds, Forestbrook  Public Improvement District 1
Improvement Area 1, Series 2025
6.125% 09/01/55 $ 998,306
25,000,000 (g) Pflugerville, Travis and Williamson Counties, Texas, General
Obligation Bonds, Combination Tax and Revenue Series
2023A, (UB)
4.125 08/01/53 23,153,703
20,710,000 (g) Pflugerville, Travis and Williamson Counties, Texas, General
Obligation Bonds, Limited Tax Series 2023 - BAM Insured, (UB)
5.000 08/01/53 21,361,725
1,100,000 (d) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
6.375 09/15/55 1,133,646
2,000,000 (d) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
6.375 09/15/55 2,061,174
1,150,000 (d) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
7.125 09/15/55 1,184,803
350,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Creekview Public Improvement District Zone A Improvement
Area 1 Project, Series 2022
5.250 09/15/32 362,575
800,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Creekview Public Improvement District Zone A Improvement
Area 1 Project, Series 2022
5.500 09/15/42 811,811
750,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Creekview Public Improvement District Zone B Improvement
Area 1 Project, Series 2022
5.500 09/15/42 761,073
3,000,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Mobberly Public Improvement District Improvement Area 1
Project, Series 2022
5.500 09/15/48 3,000,902
4,900,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Mobberly Public Improvement District Improvement Area 2
Project, Series 2022
6.000 09/15/52 4,957,698
1,901,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Mobberly Public Improvement District Major Improvement
Area Project, Series 2022
6.500 09/15/52 1,975,566
5,725,000 (d) Port Beaumont Industrial Development Authority, Texas, Facility
Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2021B
4.100 01/01/28 5,214,894
7,565,000 (d) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2020, (AMT)
4.000 01/01/50 5,801,773
9,000,000 (d) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
3.000 01/01/50 6,046,014
4,000,000 (d) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2024A, (AMT)
5.125 01/01/44 3,916,915
2,000,000 (d) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2024A, (AMT)
5.250 01/01/54 1,910,647
20,000,000 (g) Port of Houston Authority, Harris County, Texas, General
Obligation Bonds, First Lien Series 2021, (UB)
5.000 10/01/51 20,514,680
1,105,000 (d) Princeton, Collin County, Texas, Special Assessment Revenue
Bonds, Whitewing Trails Public Improvement District 2 Phase 2
Project, Series 2023
5.125 09/01/43 1,103,360
875,000 (d) Princeton, Collins County, Texas, Special Assessment Revenue
Bonds, Windmore Public Improvement District Improvement
Area 2 Project, Series 2025
6.000 09/01/55 894,483
4,285,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Crossroads Public Improvement District Major improvement
Project, Series 2018
6.500 09/01/48 4,385,239

Portfolio of Investments December 31, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,700,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Eastridge Public Improvement District Improvement Area 2
Project, Series 2023
5.500% 09/01/53 $ 1,682,359
1,000,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Eastridge Public Improvement District Improvement Area 4
Project, Series 2025
5.625 09/01/55 1,001,858
2,750,000 (d) Princeton, Texas, Special Assessment Revenue Bonds, Sicily
Public Improvement District Improvement Area 1 Project,
Series 2023
7.000 09/01/53 2,802,857
1,000,000 (d) Princeton, Texas, Special Assessment Revenue Bonds, Sicily
Public Improvement District Major Improvement Area Project,
Series 2023
7.875 09/01/53 1,028,226
1,500,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Southridge Public Improvement District Improvement Area 1
Project, Series 2023
6.375 09/01/53 1,557,574
1,000,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Westridge Public Improvement District Improvement Area 1
Project, Series 2025
5.625 09/01/55 1,003,712
2,235,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Whitewing Trails Public Improvement District 2 Phase 2-6 Major
Improvement Project, Series 2019
5.750 09/01/49 2,248,345
1,250,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Winchester Crossing Public Improvement District 3 Project,
Series 2024
5.375 09/01/54 1,223,360
1,400,000 (d) Providence Village, Denton County, Texas, Special Assessment
Revenue Bonds, Foree Ranch Public Improvement District
Improvement Area 2 Project Series 2025
5.500 09/01/55 1,383,040
5,840,000 (g) Quinlan Independent School District, Hunt and Kaufman
Counties, Texas, General Obligation Bonds, School Building
Series 2023, (UB)
4.000 08/15/53 5,404,220
3,605,000 Reagan Hospital District of Reagan County, Texas, Limited Tax
Revenue Bonds, Series 2014A
5.125 02/01/39 3,604,923
6,280,000 (e) Red River Health Facilities Development Corporation, Texas,
First Mortgage Revenue Bonds, Eden Home Inc., Series 2012
3.000 12/15/32 3,171,400
5,525,000 (e) Red River Health Facilities Development Corporation, Texas,
First Mortgage Revenue Bonds, Eden Home Inc., Series 2012
3.000 12/15/42 2,790,125
14,375,000 (e) Red River Health Facilities Development Corporation, Texas,
First Mortgage Revenue Bonds, Eden Home Inc., Series 2012
3.000 12/15/47 7,259,375
445,000 Rowlett, Texas, Special Assessment Revenue Bonds, Bayside
Public Improvement District North Improvement Area, Series
2016
6.000 09/15/46 445,879
1,300,000 (d) Royse City, Rockwall County, Texas, Special Assessment
Revenue Bonds, Liberty Crossing Public improvement District
Improvement Area 1 Project, Series 2023
6.375 09/15/53 1,334,839
1,365,000 (d) Royse CIty, Rockwall County, Texas, Special Assessment
Revenue Bonds, Waterscape Public improvement District
Improvement Area 2 Project, Series 2019
4.625 09/15/39 1,354,150
4,000,000 (d) Royse CIty, Rockwall County, Texas, Special Assessment
Revenue Bonds, Waterscape Public improvement District
Improvement Area 3 Project, Series 2022
5.750 09/15/52 4,025,288
600,000 (d) Royse City, Rockwall, Collin and Hunt Counties, Texas, Special
Assessment Revenue Bonds, Creekshaw Public Improvement
District Improvement Area 2 Project, Series 2022
5.875 09/15/42 619,727
1,300,000 (d) Royse City, Rockwall, Collin and Hunt Counties, Texas, Special
Assessment Revenue Bonds, Creekshaw Public Improvement
District Improvement Area 2 Project, Series 2022
6.000 09/15/52 1,326,149
700,000 (d) Royse City, Rockwall, Collin and Hunt Counties, Texas, Special
Assessment Revenue Bonds, Creekshaw Public Improvement
District Major Improvement Area Project, Series 2020
5.125 09/15/50 660,555
750,000 (d) Sachse, Texas, Special Assessment Bonds, Sachse Public
Improvement District 1 Improvement Area 1 Project, Series
2022
6.000 09/15/50 784,988

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,000,000 (d) Sachse, Texas, Special Assessment Bonds, Sachse Public
Improvement District 1 Improvement Areas 2-3 Project, Series
2022
7.000% 09/15/52 $ 1,092,767
2,235,000 (d) Sachse, Texas, Special Assessment Bonds, Sachse Public
Improvement District 1 Major Improvement Area Project, Series
2020
5.625 09/15/50 2,275,285
710,000 Salado, Bell County, Texas, Special Assessment Revenue
Bonds, Sanctuary East Public Improvement District
Improvement Area 1 Project Series 2024
6.500 09/01/54 711,622
6,000,000 (g) San Antonio, Texas, Water System Revenue Bonds, Refunding
Junior Lien Series 2023A, (UB)
5.250 05/15/52 6,357,749
3,800,000 (d) San Marcos City, Hays, Caldwell and Guadalupe Counties,
Texas, Special Assessment Revenue Bonds, San Marcos Trace
Public Improvement District Series 2019
5.750 09/01/39 3,860,592
5,000,000 (d) San Marcos City, Hays, Caldwell and Guadalupe Counties,
Texas, Special Assessment Revenue Bonds, San Marcos Trace
Public Improvement District Series 2019
5.750 09/01/48 5,021,640
2,200,000 San Marcos City, Hays, Caldwell and Guadalupe Counties,
Texas, Special Assessment Revenue Bonds, Whisper Public
Improvement District Series 2020
5.625 09/01/50 2,210,569
1,000,000 (d) Seagoville, Dallas and Kaufman Counties, Texas, Special
Assessment Revenue Bonds, Stonehaven Public Improvement
District Improvement Area 1 Project and Improvement Area 2
Project, Series 2025
6.000 09/15/54 1,025,040
7,010,000 (g) Sherman, Texas, Combination Tax and Revenue Certificates of
Obligation, Series 2023, (UB)
5.000 08/15/53 7,218,594
1,800,000 (d) Sinton, San Patricio County, Texas, Special Assessment Revenue
Bonds, Somerset Public Improvement District 1 Series 2022
5.250 09/01/51 1,770,087
9,000,000 (g) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Cook Childrens
Medical Center, Series 2025, (UB)
4.125 12/01/54 8,177,173
8,250,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Scott & White
Healthcare Project, Series 2022D
5.000 11/15/51 8,449,898
11,000,000 (g) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Scott & White
Healthcare Project, Series 2022D, (UB)
5.000 11/15/51 11,266,530
240,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Retirement Facility Revenue Bonds,
Buckner Senior Living Ventana Project, Series 2017A
6.625 11/15/37 244,457
5,875,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Retirement Facility Revenue Bonds,
Buckner Senior Living Ventana Project, Series 2017A
6.750 11/15/47 5,916,475
5,865,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Retirement Facility Revenue Bonds,
Buckner Senior Living Ventana Project, Series 2017A
6.750 11/15/52 5,901,163
8,000,000 (g) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Christus Health, Series
2022A, (UB)
4.000 07/01/53 7,054,394
7,890,000 (g) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Christus Health, Series
2022A, (UB)
5.000 07/01/53 8,020,438
2,075,000 (e) Tarrant County Cultural Education Facilities Finance
Corporaton, Texas, Retirement Facility Revenue Bonds, C.C.
Young Memorial Home Project, Series 2009A
3.750 02/15/38 1,639,250
1,000,000 (e) Tarrant County Cultural Education Facilities Finance
Corporaton, Texas, Retirement Facility Revenue Bonds, C.C.
Young Memorial Home Project, Series 2016A
3.750 02/15/48 790,000
1,000,000 (e) Tarrant County Cultural Education Facilities Finance
Corporaton, Texas, Retirement Facility Revenue Bonds, C.C.
Young Memorial Home Project, Series 2016A
3.750 02/15/52 790,000
13,700,000 (g) Tarrant County Cultural Education Facilities, Texas, Finance
Corporation Revenue Bonds, Christus Health, Refunding Series
2018B, (UB)
5.000 07/01/48 13,834,607

Portfolio of Investments December 31, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 13,860,000 (g) Tarrant County Hospital District, Texas, General Obligation
Bonds, Limited Tax Series 2023, (UB)
5.250% 08/15/48 $ 14,466,200
15,935,000 (g) Tarrant County Hospital District, Texas, General Obligation
Bonds, Limited Tax Series 2023, (UB)
4.250 08/15/53 14,851,702
35,000,000 (g) Tarrant Regional Water District, Texas, Water Transmission
Facilities Contract Revenue Bonds, Dallas Project, Series 2025,
(UB)
4.250 09/01/55 32,909,398
10,360,000 (g) Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Series 2023B, (UB)
5.200 07/01/48 10,652,502
5,000,000 (g) Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Series 2023B, (UB)
5.250 07/01/53 5,218,022
6,320,000 (g) Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Tender Option Bond
Trust 2023-XL0439, (UB)
5.250 01/01/53 6,446,513
12,550,000 Texas Private Activity Bond Surface Transpiration Corporation,
Revenue Bonds, NTE Mobility Partners LLC North Tarrant
Express Managed Lanes Project, Senior Lien Series 2023,
(AMT)
5.500 12/31/58 13,012,180
2,300,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5.500 06/30/42 2,416,550
30,235,000 Texas Private Activity Bond Surface Transporation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Segments 3C Project, Series 2019, (AMT)
5.000 06/30/58 29,537,799
4,000,000 Texas Transportation Commission, State Highway 249 System
Revenue Bonds, First Tier Toll Series 2019A
0.000 08/01/52 1,036,238
5,000,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2023A
5.000 10/15/58 5,170,039
13,000,000 (g) Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2023A, (UB)
5.000 10/15/58 13,442,101
15,000,000 (g) Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2024A, (UB)
4.250 10/15/51 14,284,014
8,440,000 (g) Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2024A, (UB)
4.375 10/15/59 7,927,336
500,000 (d) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Bella Fortuna Public Improvement
District, Series 2024
5.625 09/01/51 508,156
845,000 (d) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Longview 71 Public Improvement
District Area1 Project, Series 2024
5.125 09/01/54 826,507
870,000 (d) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Turner's Crossing Public
Improvement District Area1 Project, Series 2022
5.375 09/01/42 899,793
1,500,000 (d) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Turner's Crossing Public
Improvement District Area1 Project, Series 2022
5.500 09/01/52 1,510,409
3,071,000 (d) Uhland, Hays and Caldwell Counties, Texas, Special
Assessment Revenue Bonds, Watermill Public Improvement
District, Series 2022
6.625 09/01/52 3,184,498
3,200,000 (d) Venus, Johnson County, Texas, Special Assessment Revenue
Bonds, Brahman Ranch Public Improvement District, Series
2022
6.500 09/15/52 3,235,263
1,017,000 (d) Venus, Johnson County, Texas, Special Assessment Revenue
Bonds, Patriot Estates Public Improvement District, Series 2021
4.000 09/15/51 822,674
2,000,000 Vista Lago, Travis County, Texas, Special Assessment Revenue
Bonds, Tessera on Lake Travis Public Improvement District
Improvement Area #2 Project, Series 2018
5.000 09/01/47 1,964,028
21,300,000 (g) Waller Independent School District, Waller and Harris
Counties, Texas, General Obligation Bonds, School Building
Series 2023A, (UB)
4.000 02/15/48 20,206,575
17,555,000 (g) Waxahachie Independent School District, Ellis County, Texas,
General Obligation Bonds, School Building Series 2023, (UB)
4.250 02/15/53 17,145,194
2,765,000 Westlake, Texas, Special Assessment Revenue Bonds, Solana
Public Improvement District, Series 2015
6.125 09/01/35 2,765,569

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 2,450,000 Westlake, Texas, Special Assessment Revenue Bonds, Solana
Public Improvement District, Series 2015
6.250% 09/01/40 $ 2,453,578
6,250,000 Westlake, Texas, Special Assessment Revenue Bonds, Solana
Public Improvement District, Series 2015
6.375 09/01/45 6,249,686
TOTAL TEXAS 1,368,555,466
UTAH - 1.8%
1,700,000 (d) Arrowhead Springs Public Infrastructure District, Utah, Special
Assessment Bonds, Arrowhead Springs Assessment Area,
Series 2025
5.625 12/01/54 1,713,713
5,900,000 (d) Black Desert Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds Series 2021A
3.750 03/01/41 5,217,235
3,500,000 (d) Black Desert Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds Subordinate Series 2021B
7.375 09/15/51 3,181,764
10,890,000 (d) Black Desert Public Infrastructure District, Washington County,
Utah, Special Assessment Bonds, Black Desert Assessment
Area 1, Series 2024
5.625 12/01/53 10,982,068
10,870,000 (d),(e) Box Elder County, Utah, Solid Waste Disposal Revenue Bonds,
Promontory Point Res, LLC, Senior Series 2017A, (AMT)
8.000 12/01/39 10,478,395
2,190,000 (d) Copper Rim Infrastructure Financing District, West Jordan, Salt
Lake County, Utah, Special Assessment Bonds, Copper Rim
Assessment Area, Series 2025
6.125 12/01/54 2,252,976
2,945,000 (d) Courtyards at Shurtz Canyon Public Infrastructure District,
Utah, Special Assessment Bonds, Courtyards at Shurtz Canyon
Assessment Area, Series 2025A-2
6.875 12/01/45 3,044,663
3,525,000 (d) Downtown East Streetcar Sewer Public Infrastructure District,
South Salt Lake, Salt Lake County, Utah, Limited Tax General
Obligation Bonds, Series 2022A
6.000 03/01/53 3,497,063
504,000 (d) Fields Estates Public Infrastructure District, Utah, General
Obligation Bonds, Subordinate Limited Tax Series 2024B
8.750 03/15/55 513,887
2,750,000 (d) Fields Estates Public Infrastructure District, Utah, Special
Assessment Revenue Bonds, Fields Estates Assessment Area
Series 2024A-2
5.250 12/01/53 2,688,429
4,717,084 (d) Firefly Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2024A-1
5.625 12/01/43 4,788,139
2,375,000 (d) Firefly Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2024A-1
6.625 03/01/54 2,439,906
5,452,000 (d),(j) Fox Hollow Infrastructure Financing District, Saratoga Springs,
Utah County, Utah, Special Assessment Bonds, Fox Hollow
Assessment Area, Series 2025
6.125 12/01/54 5,378,305
10,000,000 (d) Gateway at Sand Hollow, Public Infrastructure District 1, Utah,
Limited Tax General Obligation Bonds, Series 2021A
5.500 03/01/51 7,847,305
1,715,000 (d) GLH Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2025
6.875 03/01/55 1,804,141
3,275,000 Jepson Canyon Public Infrastructure District 1, Utah, Limited
Tax General Obligation Bonds, Series 2022A
5.125 03/01/51 2,608,818
3,810,000 (d) Medical School Campus Public Infrastructure District, Utah,
Limited Tax General Obligation Bonds, Series 2020A
5.250 02/01/40 3,481,508
11,000,000 (d) Medical School Campus Public Infrastructure District, Utah,
Limited Tax General Obligation Bonds, Series 2020A
5.500 02/01/50 9,029,237
1,955,000 (d) Medical School Campus Public Infrastructure District, Utah,
Limited Tax General Obligation Bonds, Subordinate Lien Series
2020B
7.875 08/15/50 1,599,280
1,700,000 (d) Mida Cormont Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Series 2025A-1
6.250 06/01/55 1,784,575
2,800,000 (d) Mida Cormont Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Series 2025A-2
6.750 06/01/55 2,384,403
3,210,000 (d) MIDA Golf and Equestrian Center Public Infrastructure District,
Utah, Limited Tax and Tax Allocation Revenue Bonds, Series
2021
4.250 06/01/41 2,862,145
7,500,000 (d) MIDA Military Installation Development Authority Golf and
Equestrian Center Public Infrastructure District, Utah, Limited
Tax and Tax Allocation Revenue Bonds, Series 2021
4.625 06/01/57 6,282,523

Portfolio of Investments December 31, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTAH (continued)
$ 3,375,000 (d) MIDA Mountain Veterans Program Public Infrastructure District,
Utah, Tax Allocation Revenue Bonds, Series 2024
5.000% 06/01/44 $ 3,381,109
1,000,000 (d) MIDA Mountain Veterans Program Public Infrastructure District,
Utah, Tax Allocation Revenue Bonds, Series 2024
5.200 06/01/54 989,565
2,000,000 (d) MIDA Mountain Village Public Infrastructure District, Utah,
Subordinate Tax Allocation Revenue Bonds, Series 2024-2
6.000 06/15/54 2,054,290
1,000,000 (d) MIDA Mountain Village Public Infrastructure District, Utah, Tax
Allocation Revenue Bonds, Series 2025-1
5.500 06/01/55 992,604
1,000,000 (d) Moonlight Village, Public Infrastructure District 1, Utah, Limited
Tax General Obligation Bonds, Series 2025A
6.000 03/01/56 1,009,185
11,250,000 (d) Nordic Village Public Infrastructure District 1, Weber County,
Utah, Limited Tax General Obligation and Special Revenue
Bonds, Series 2025
6.500 03/01/55 11,594,915
1,250,000 (d) Northwest Quadrant Public Infrastructure District, Utah, Limited
Tax General Obligation Bonds, Series 2025A
6.125 03/01/56 1,259,692
1,485,000 (d) Olympia Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2024A-1
6.375 03/01/55 1,527,568
3,000,000 (d) Panorama Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2025A
6.250 03/01/55 3,021,914
1,200,000 (d) Red Bridge Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds Subordinate Series 2021B
7.375 08/15/51 1,019,937
2,600,000 (d) Red Bridge Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2021A
4.375 02/01/51 2,050,738
4,750,000 (d) Ridges Estates Infrastructure Financing District, Utah, Special
Assessment Bonds, Alpine Hollow Assessment Area, Series
2025
6.250 12/01/53 4,902,225
424,000 (d) ROAM Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Subordinate Series 2021B
7.375 03/15/51 370,181
19,000,000 (g) Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2017A, (AMT), (UB)
5.000 07/01/47 19,018,453
10,320,000 (g) Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT), (UB)
5.250 07/01/53 10,585,499
1,270,000 (d) Sienna Hills Public Infrastructure District No. 1 Limited Tax
General Obligation and Sales Tax Revenue Bonds, Utah, Series
2023A
6.750 07/01/35 1,340,639
1,004,000 (d) Slate Canyon Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Series 2025A
6.250 03/01/55 1,026,717
288,000 (d) Slate Canyon Public Infrastructure District, Utah, Subordinate
Limited Tax General Obligation Bonds, Series 2025B
8.250 03/15/55 294,272
885,000 (d) Soleil Hills Public Infrastructure District No. 1, Utah, Limited Tax
General Obligation and Special Revenue Bonds, Series 2025A
5.875 03/01/55 886,143
1,125,000 (d) South Salt Lake Redevelopment Agency, Utah, Tax Increment
Bonds, Series 2025
6.250 04/15/46 1,135,834
1,000,000 (d) Sun Stone Infrastructure Financing District, Utah, Special
Assessment Bonds, Assessment Area 1, Series 2024
6.750 06/01/54 1,018,067
10,795,000 (d) Tech Ridge Public Infrastructure District, St. George,
Washington County, Utah, Special Assessment and Tax
Increment Bonds, Tech Ridge Assessment Area, Series 2025
6.250 12/01/54 11,178,369
4,000,000 (d) Trails at Shurtz Canyon Public Infrastructure District, Utah,
Special Assessment Bonds, Series 2025A-2
6.625 12/01/45 4,136,606
7,530,000 TV Public Infrastructure District, Utah, Limited Tax and Tax
Differential Convertible Capital Appreciation Bonds, Series
2025
8.000 03/01/56 5,076,991
4,875,000 (d) Utah Charter School Finance Authority, Charter School
Revenue Bonds, Paradigm High School Project, Series 2020A
5.125 07/15/51 4,067,770
8,260,000 (d) Utah Charter School Finance Authority, Charter School
Revenue Bonds, Saint George Academy Project, Series 2021A
5.000 06/15/56 6,168,015
15,820,000 Utah State Board of Regents, Research Revenue Bonds, Utah
State University, Auxiliary System Series 2023
4.000 04/01/53 14,900,173
1,130,000 (d) Viridian Farm Public Infrastructure District 1, Utah, General
Obligation Bonds, Subordinate Limited Tax Series 2024A
5.875 03/01/54 1,144,148
500,000 (d) Viridian Farm Public Infrastructure District 1, Utah, General
Obligation Bonds, Subordinate Limited Tax Series 2024B
8.375 03/15/54 510,834

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTAH (continued)
$ 4,750,000 (d) Wakara Ridge Public Infrastructure District, Utah, Special
Assessment Bonds, Wakara Ridge Assessment Area, Series
2025
5.625% 12/01/54 $ 4,850,425
3,266,881 (d) Wood Ranch Public Infrastructure District, Utah, Special
Assessment Bonds, Wood Ranch Assessment Area 1, Series
2024
5.625 12/01/53 3,297,119
TOTAL UTAH 220,670,475
VIRGIN ISLANDS - 0.9%
8,755,000 (j) Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchmanas Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
6.000 12/01/55 8,614,753
5,820,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2012A
5.000 10/01/32 5,821,297
7,375,000 (d) Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2014C
5.000 10/01/30 7,377,250
24,815,000 (d) Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2014C
5.000 10/01/39 24,815,554
500,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Series 2012C
5.000 10/01/42 487,176
1,000,000 (d) Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Working Capital Series 2014A
5.000 10/01/29 1,000,314
17,865,000 (d) Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Bond Anticipation Notes, Senior Series 2021A
6.750 07/01/26 17,889,141
21,900,000 (d) Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Bond Anticipation Notes, Series 2024A
8.000 07/01/26 22,061,442
1,515,000 (d) Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Refunding Series 2024B
10.250 07/01/26 1,517,002
975,000 Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Series 2007B
5.000 07/01/31 861,698
6,885,000 (d) West Indian Company Limited, Virgin Islands, Port Facilities
Revenue Bonds WICO Financing Series 2022A
6.375 04/01/52 6,865,616
13,000,000 (d) West Indian Company Limited, Virgin Islands, Port Facilities
Revenue Bonds WICO Financing Series 2022B, (AMT)
6.500 04/01/52 12,711,882
TOTAL VIRGIN ISLANDS 110,023,125
VIRGINIA - 1.8%
10,415,000 (d) Atlantic Park Community Development Authority, Virginia,
Revenue Bonds, Series 2023
6.250 08/01/45 9,947,559
24,250,000 (d),(e) Bristol Industrial Development Agency, Virginia, Revenue
Bonds, The Falls-Bristol Project, Series 2014B
3.493 11/01/44 15,520,000
2,133,000 (e) Celebrate Virginia North Community Development Authority,
Special Assessment Revenue Bonds, Series 2003B
4.125 03/01/26 1,322,460
4,956,000 (e) Celebrate Virginia North Community Development Authority,
Special Assessment Revenue Bonds, Series 2003B
4.356 03/01/26 3,072,720
8,372,000 (e) Celebrate Virginia North Community Development Authority,
Special Assessment Revenue Bonds, Series 2003B
4.455 03/01/34 5,190,640
1,105,000 (d) Cherry Hill Community Development Authority, Virginia,
Special Assesment Bonds, Potomac Shores Project, Series 2015
5.150 03/01/35 1,106,495
1,855,000 (d) Cherry Hill Community Development Authority, Virginia,
Special Assesment Bonds, Potomac Shores Project, Series 2015
5.400 03/01/45 1,856,231
5,000,000 (d) Cutalong II Community Development Authority, Louisa County,
Virginia, Special Assessment Revenue Bonds, Cutalong II
Project, Series 2022
4.500 03/01/55 4,271,218
16,070,000 (g) Hampton Roads Transportation Accountability Commision,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Senior Lien Series 2020A, (UB)
4.000 07/01/60 14,397,558
2,165,000 (d) Industrial Development Authority of the City of Alexandria,
Virginia, Tourism Development Financing Program Revenue
Bonds (699 Prince Street Hotel Project) Senior Series 2022A-1
(Tax-Exempt) and Senior Series 2022B-1
7.750 09/01/44 2,154,914
5,525,000 (d) Industrial Development Authority of the City of Alexandria,
Virginia, Tourism Development Financing Program Revenue
Bonds (699 Prince Street Hotel Project) Senior Series 2022A-1
(Tax-Exempt) and Senior Series 2022B-1
12.000 09/01/52 5,121,620

Portfolio of Investments December 31, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA (continued)
$ 7,695,000 (g) Lynchburg Economic Development Authority, Virginia, Hospital
Revenue Bonds, Centra Health Obligated Group, Refunding
Series 2021, (UB)
4.000% 01/01/55 $ 6,495,693
3,000,000 Norfolk Redevelopment and Housing Authority, Virginia, Fort
Norfolk Retirement Community, Inc., Harbor's Edge Project,
Series 2019A
5.250 01/01/54 2,805,586
5,275,000 Norfolk Redevelopment and Housing Authority, Virginia,
Revenue Bonds, Fort Norfolk Retirement Community, Inc. -
Harbor's Edge Project, Refunding Series 2014
5.375 01/01/46 5,199,707
4,840,000 (g) Northern Virginia Transportation Commission, Transportation
District Special Obligation Revenue Bonds, Transforming Rail In
Virginia Program, Green Series 2022, (UB)
5.000 06/01/52 4,989,456
10,050,000 (d) Powhatan County Economic Development Authority, Virginia,
Grant Revenue Bonds, Chesterfield Hotel Project, Senior Series
2025A
6.125 09/01/60 9,904,230
1,995,000 (d) Richmond Redevelopment and Housing Authority, Virginia,
Multi-Family Housing Revenue Bonds, American Tobacco
Apartments, Series 2017
5.550 01/01/37 1,966,327
2,000,000 Virginia Beach Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Westminster Canterbury on
Chesapeake Bay, Series 2023A
7.000 09/01/53 2,195,886
2,400,000 (d) Virginia College Building Authority, Educational Facilities
Revenue Bonds, Marymount University Project, Green Series
2015B
5.000 07/01/45 1,828,637
4,685,000 (d) Virginia College Building Authority, Educational Facilities
Revenue Bonds, Marymount University Project, Refunding
Series 2015A
5.000 07/01/45 3,569,652
4,675,000 (g) Virginia Housing Development Authority, Rental Housing
Bonds, Series 2023B, (UB)
4.875 03/01/61 4,634,398
13,645,000 (d) Virginia Small Business Finance Authority, Educational Facilities
Revenue Bonds, Provident Resource Group - Rixey Student
Housing Project, Series 2019A
5.500 07/01/49 10,995,301
19,855,000 (d) Virginia Small Business Finance Authority, Educational Facilities
Revenue Bonds, Provident Resource Group - Rixey Student
Housing Project, Series 2019A
5.500 07/01/54 15,632,967
11,843,247 (d) Virginia Small Business Finance Authority, Educational Facilities
Revenue Bonds, Provident Resource Group - Rixey Student
Housing Project, Series 2019B, (cash 7.500%, PIK 7.500%)
4.500 07/01/52 7,105,948
9,005,000 (g) Virginia Small Business Finance Authority, Healthcare Facilities
Revenue Bonds, Bon Secours Mercy Health, Inc., Series 2020A,
(UB)
4.000 12/01/49 7,892,029
7,495,000 (d) Virginia Small Business Finance Authority, Tourism
Development Financing Program Revenue Bonds, Downtown
Norfolk and Virginia Beach Oceanfront Hotel Projects, Series
2018A
8.375 04/01/41 7,542,264
7,500,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5.000 12/31/52 7,192,760
22,175,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5.000 12/31/56 21,048,918
1,805,000 (d),(f) Virginia Small Business Financing Authority, Solid Waste
Disposal Revenue Bonds, Covanta Project, Series 2018, (AMT),
(Mandatory Put 7/01/38)
5.000 01/01/48 1,722,336
9,335,000 (d) Virginia Small Business Financing Authority, Sports and
Entertainment Facilities Revenue Bonds, P3 VB Holdings LLC,
Senior Series 2023A
8.500 12/01/52 8,949,171
2,200,000 (d) West Falls Community Development Authority, Arlington
County, Virginia, Revenue Bonds, Series 2022A
5.375 09/01/52 2,239,464
4,500,000 (g) Williamsburg Economic Development Authority, Virginia,
Student Housing Revenue Bonds, Provident Group -
Williamsburg Properties LLC - William and Mary Project Series
2023A - AGM Insured, (UB)
4.125 07/01/58 4,164,994

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA (continued)
$ 17,265,000 (g) Williamsburg Economic Development Authority, Virginia,
Student Housing Revenue Bonds, Provident Group -
Williamsburg Properties LLC - William and Mary Project Series
2023A - AGM Insured, (UB)
4.375% 07/01/63 $ 16,553,639
TOTAL VIRGINIA 218,590,778
WASHINGTON - 0.6%
310,000 Kitsap County Consolidated Housing Authority, Washington,
Pooled Tax Credit Housing Revenue Bonds, Series 2007, (AMT)
5.500 06/01/27 309,992
3,660,000 Kitsap County Consolidated Housing Authority, Washington,
Pooled Tax Credit Housing Revenue Bonds, Series 2007, (AMT)
5.600 06/01/37 3,540,171
3,000,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2021C, (AMT)
5.000 08/01/46 3,049,130
3,305,000 Tacoma Consolidated Local Improvement District 65,
Washington, Special Assessment Bonds, Series 2013
5.750 04/01/43 3,300,747
2,200,000 (f) Washington Economic Development Finance Authority, Port
Revenue Bonds, Husky Terminal Improvement Project, Series
2025, (AMT), (Mandatory Put 12/01/30)
5.875 12/01/45 2,210,844
4,800,000 (g) Washington Health Care Facilities Authority, Revenue Bonds,
MultiCare Health System, Series 2015B, (UB)
4.125 08/15/43 4,626,458
1,510,000 (d),(g) Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Tender Option Bond Trust 2015-
XF0150, (IF)
11.125 10/01/42 1,512,221
630,000 (d),(g) Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Tender Option Bond Trust 2015-
XF0150, (IF)
11.131 10/01/42 630,927
5,000,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Refunding Subordinate Series
2021B.  Exchange Purchase
4.000 07/01/58 4,106,332
5,000,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Series 2018
5.000 07/01/48 4,976,593
11,170,000 (g) Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Series 2018, (UB)
4.000 07/01/58 9,008,787
11,000,000 (g) Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Series 2018
5.000 07/01/58 10,918,121
1,750,000 Washington State Housing Finance Commission, Non-Profit
Housing Revenue Bonds, Bayview Manor Senior Project, Series
2024
6.000 07/01/59 1,785,344
3,500,000 Washington State Housing Finance Commission, Nonprofit
Housing Revenue Bonds, Horizon House Project, Refunding
Series 2025A
6.250 01/01/56 3,496,518
8,825,000 (d) Washington State Housing Finance Commission, Nonprofit
Revenue Bonds, Provident Group SH II Properties LLC, Blakeley
& Laurel Villages Portfolio, Series 2025A
5.750 07/01/60 8,936,486
1,000,000 (d) Washington State Housing Finance Commission, Nonprofit
Revenue Bonds, Spokane International Academy Project,
Series 2021A
5.000 07/01/50 859,986
2,500,000 Washington State Housing Finance Commission, Revenue
Bonds, Riverview Retirement Community, Refunding Series
2012
5.000 01/01/48 2,305,133
10,000,000 (g) Washington State Housing Finance Commission, Single Family
Program Bonds, Social Series 2023-2N, (UB)
4.950 12/01/53 10,025,139
TOTAL WASHINGTON 75,598,929
WEST VIRGINIA - 0.7%
6,358,000 Berkeley, Hardy and Jefferson Counties, West Virginia, as Joint
Issuers, Commercial Development Revenue Bonds, Scattered
Site Housing Projects, Series 2010
5.750 12/01/44 6,119,323
5,500,000 Glenville State College, West Virginia, Revenue Bonds,
Refunding & Improvement Series 2017
5.250 06/01/47 4,751,975
450,000 Huntington, West Virginia, Tax Increment Revenue Bonds,
Downtown Project 3, Refunding Series 2024A
5.500 06/01/49 448,881

Portfolio of Investments December 31, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WEST VIRGINIA (continued)
$ 4,745,000 (d) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Refunding & Improvement
Series 2017A
5.500% 06/01/37 $ 4,809,772
7,390,000 (d) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Refunding & Improvement
Series 2017A
5.750 06/01/43 7,468,307
610,000 (d) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Subordinate Improvement
Series 2023A
7.000 06/01/43 640,900
875,000 (d) Monongalia County, West Virginia, Tax Increment Revenue
Bonds, University Town Centre Development District 4, Senior
Refunding and Improvement Series 2023A
5.750 06/01/43 926,246
875,000 (d) Monongalia County, West Virginia, Tax Increment Revenue
Bonds, University Town Centre Development District 4, Senior
Refunding and Improvement Series 2023A
6.000 06/01/53 919,162
995,000 (d) South Charleston, West Virginia, Special District Excise Tax
Revenue Improvement Bonds, South Charleston Park Place
Project, Series 2022A
4.250 06/01/42 823,988
3,490,000 (d) South Charleston, West Virginia, Special District Excise Tax
Revenue Improvement Bonds, South Charleston Park Place
Project, Series 2022A
4.500 06/01/50 2,779,278
6,860,000 (d),(e) West Virginia Economic Development Authority, Dock and
Wharf Facilities Revenue Bonds, Empire Trimodal Terminal, LLC
Project, Series 2020
7.625 12/01/40 3,430,000
3,190,000 (d),(f) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 3/27/35)
5.450 01/01/55 3,397,974
6,075,000 (g) West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, West Virginia United Health System Obligated Group,
Series 2018A, (UB)
4.000 06/01/51 5,297,651
12,000,000 (g) West Virginia Hospital Finance Authority, Revenue Bonds,
West Virginia University Health System Obligated Group,
Improvement Series 2017A, (UB)
5.000 06/01/47 11,965,304
9,315,000 (g) West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System, Improvement Series 2023A,
(UB)
4.125 06/01/42 9,128,747
14,175,000 (g) West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System, Improvement Series 2023A,
(UB)
4.250 06/01/47 13,168,124
10,815,000 (g) West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System, Improvement Series 2023A,
(UB)
4.375 06/01/53 10,029,794
TOTAL WEST VIRGINIA 86,105,426
WISCONSIN - 9.0%
16,950,000 Ashwaubenon Community Development Authority, Wisconsin,
Lease Revenue Bonds, Brown County Expo Center Project,
Series 2019
0.000 06/01/54 4,101,419
22,485,000 (d),(e) Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI
RNG Hub North LLC Renewable Natural Gas Production Plant
Project, Series 2021A
5.500 12/01/32 17,386,796
13,135,000 Lac Courte Oreilles Band of Lake Superior Chippewa Indians,
Wisconsin, General Revenue Bonds, Refunding Series 2017
6.750 06/01/32 13,209,445
12,905,000 Public Finance Authority of Wisconsin, Capital Appreciation
Bonds, Texas Infrastructure Program, Capital Creek Ranch
Project, Revenue Anticipation Series 2025
0.000 12/15/39 4,926,850
1,600,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, American Preparatory Academy, Las Vegas 2 Project,
Series 2019A
5.000 07/15/54 1,446,706
6,760,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, American Preparatory Academy, Las Vegas Project,
Series 2017
5.375 07/15/52 6,450,480

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 6,580,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Chattahoochee Hills Project, Series 2017A
5.875% 06/15/47 $ 5,692,495
1,000,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Coral Academy of Science, Reno, Series 2022A
5.875 06/01/52 960,378
1,510,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Coral Academy of Science, Reno, Series 2022A
6.000 06/01/62 1,465,018
335,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School Bonds, North Carolina,
Series 2019A
5.000 06/15/39 313,895
1,000,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School, North Carolina, Series
2017A
5.000 06/15/37 955,056
1,090,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Envision Science Academy Project, Series 2016A
5.125 05/01/36 1,087,559
3,445,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Envision Science Academy Project, Series 2016A
5.250 05/01/46 3,151,410
3,030,000 Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Explore Knowledge Foundation Las Vegas Project,
Series 2012A
6.000 07/15/42 3,031,614
3,410,000 (d),(i) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A, (Pre-refunded 6/15/26)
5.000 06/15/36 3,436,905
6,800,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A
5.000 06/15/36 6,303,125
13,635,000 (d),(i) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A, (Pre-refunded 6/15/26)
5.000 06/15/46 13,742,580
26,975,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A
5.000 06/15/46 21,479,038
1,400,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Point College Preparatory, Series 2020A
5.000 06/15/41 1,221,443
3,790,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Point College Preparatory, Series 2020A
5.000 06/15/55 2,918,245
1,000,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Research Triangle High School Project, North Carolina,
Series 2015A
5.375 07/01/35 1,000,228
1,590,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Research Triangle High School Project, North Carolina,
Series 2015A
5.625 07/01/45 1,589,941
2,875,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Uwharrie Charter Academy, North Carolina, Series
2017A
5.500 06/15/37 2,911,502
6,325,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Uwharrie Charter Academy, North Carolina, Series
2017A
5.625 06/15/47 6,325,278
5,765,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Vegas Vista Academy, Series 2024A
7.000 06/01/59 5,284,374
392,868 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/47 2,385
343,416 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/48 2,084
337,921 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/49 2,049
326,932 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/50 1,982
321,437 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/51 1,948

Portfolio of Investments December 31, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 417,594 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000% 01/01/52 $ 2,529
412,099 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/53 2,495
398,362 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/54 2,411
390,120 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/55 2,361
381,878 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/56 2,310
423,088 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/57 2,559
412,099 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/58 2,492
401,109 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/59 2,425
392,868 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/60 2,375
387,373 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/61 2,341
376,384 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/62 2,274
368,142 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/63 2,224
359,899 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/64 2,174
354,405 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/65 2,140
381,878 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/66 2,306
4,599,030 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/67 27,764
11,395,000 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2025
6.150 01/01/55 11,404,543
30,005,000 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2025
6.250 01/01/65 30,032,740
176,604 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/46 1,073
174,116 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/47 1,057
172,872 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/48 1,049

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 171,629 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000% 01/01/49 $ 1,041
169,140 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/50 1,025
185,309 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/51 1,123
4,687,959 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
3.750 07/01/51 3,213,726
184,065 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/52 1,115
181,578 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/53 1,099
180,334 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/54 1,092
177,847 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/55 1,076
175,359 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/56 1,061
174,116 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/57 1,053
171,629 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/58 1,038
170,385 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/59 1,030
169,140 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/60 1,022
166,653 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/61 1,007
165,411 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/62 999
162,923 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/63 984
161,679 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/64 976
160,434 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/65 969
157,947 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/66 954
2,057,071 (d),(e) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0.000 01/01/67 12,419
25,000,000 (d) Public Finance Authority of Wisconsin, Contract Revenue
Bonds, Mercer Crossing Public Improvement District Project,
Series 2017
7.000 03/01/47 25,384,410

Portfolio of Investments December 31, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 895,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Carolina International School, Series 2018A
5.250% 08/01/38 $ 904,292
1,240,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Carolina International School, Series 2018A
5.500 08/01/48 1,243,267
5,815,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Casa Esperanza Montessori, Series 2021A
4.500 06/01/56 4,350,663
6,875,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Corvian Community School, North Carolina Series
2023A
6.250 06/15/53 6,646,320
1,030,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Pioneer Springs Community School, Series 2020A
6.250 06/15/40 1,015,853
5,350,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Pioneer Springs Community School, Series 2020A
6.500 06/15/50 5,051,726
1,300,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Pioneer Springs Community School, Taxable Series
2020B
7.500 06/15/30 1,299,886
1,000,000 Public Finance Authority of Wisconsin, Education Revenue
Bonds, Shining Rock Classical Academy, Series 2022A
6.000 06/15/52 880,118
955,000 Public Finance Authority of Wisconsin, Education Revenue
Bonds, Shining Rock Classical Academy, Series 2022A
6.125 06/15/57 844,176
1,945,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, The Capitol Encore Academy, Series 2019A
5.500 06/01/49 1,755,998
1,300,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, The Capitol Encore Academy, Series 2021A
5.000 06/01/56 1,059,359
500,000 Public Finance Authority of Wisconsin, Educational Facilities
Revenue Bonds, Cincinnati Classical Academy, Series 2024A
6.000 06/15/64 492,100
4,385,000 (d),(e) Public Finance Authority of Wisconsin, Educational Facilities
Revenue Bonds, Lake Erie College, Series 2019A
5.875 10/01/54 2,711,667
5,625,000 (d) Public Finance Authority of Wisconsin, Educational Facilities
Revenue Bonds, Lindenwood Education system, Series 2025A
5.500 06/01/40 5,893,960
1,000,000 (d) Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, LEAD Academy Project, Series 2016A
5.000 08/01/36 875,701
3,000,000 (d) Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, LEAD Academy Project, Series 2016A
5.125 08/01/46 2,282,074
2,875,000 (d) Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, LEAD Academy Project, Series 2021
5.000 08/01/56 1,987,510
4,395,000 Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, Lenoir-Rhyne University, Refunding Series
2022
5.000 04/01/43 4,278,163
5,300,000 Public Finance Authority of Wisconsin, Health Care Facilities
Revenue Bonds, Blue Ridge HealthCare, Refunding Series
2020A
3.000 01/01/50 3,892,082
1,725,000 (d) Public Finance Authority of Wisconsin, Healthcare Facility
Expansion Revenue Bonds, Church Homes of Hartford Inc
Project, Refunding Series 2015A
5.000 09/01/38 1,725,537
2,975,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds,
Grand Hyatt San Antonio Hotel Acquisition Project, Senior Lien
Series 2022A
5.000 02/01/62 2,894,062
1,930,000 (d) Public Finance Authority of Wisconsin, Hotel Revenue
Bonds, Grand Hyatt San Antonio Hotel Acquisition Project,
Subordinate Lien Series 2022B
5.750 02/01/52 1,964,782
16,335,000 (d) Public Finance Authority of Wisconsin, Hotel Revenue
Bonds, Grand Hyatt San Antonio Hotel Acquisition Project,
Subordinate Lien Series 2022B
6.000 02/01/62 16,762,573
13,500,000 (d),(e) Public Finance Authority of Wisconsin, Limited Obligation
Grant Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017A
6.250 08/01/27 10,800,000
16,045,000 (d),(e) Public Finance Authority of Wisconsin, Limited Obligation
Grant Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017A
6.750 08/01/31 12,354,650
61,170,000 (d) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
6.500 12/01/37 48,936,000

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 41,330,000 (d) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
6.750% 12/01/42 $ 33,064,000
226,900,000 (d) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
7.000 12/01/50 181,520,000
6,710,000 (d) Public Finance Authority of Wisconsin, Project Revenue Bonds,
Irving Convention Center Hotel Project, First Tier Series
2017A-2
7.000 01/01/50 7,136,200
2,844,706 (d) Public Finance Authority of Wisconsin, Revenue Anticipation
Bonds, Texas Infrastructure Authority Program, Astro Texas
Land Projects, Refunding & Improvement Series 2025
5.000 12/15/36 2,820,558
13,650,000 (d) Public Finance Authority of Wisconsin, Revenue Anticipation
Capital Appreciation Bonds, Texas Infrastructure Authority
Program, Myrtle Creek Project, Series 2025
0.000 12/15/41 5,011,285
16,910,000 (d),(e) Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Gulf Coast Zoo, Series 2018A
6.500 09/01/48 10,146,000
2,600,000 (d),(e) Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Gulf Coast Zoo, Taxable Series 2018B
6.750 09/01/29 1,560,000
3,100,000 (d),(e) Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Proton Therapy Center, Senior Series 2017A
6.250 10/01/31 310,000
10,400,000 (d),(e) Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Proton Therapy Center, Senior Series 2017A
6.850 10/01/47 1,040,000
4,700,000 (d),(e) Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Proton Therapy Center, Senior Series 2017A
7.000 10/01/47 470,000
2,000,000 (d),(e) Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Proton Therapy Center, Senior Series 2017B
8.500 10/01/47 20
5,000,000 Public Finance Authority of Wisconsin, Revenue Bonds,
Bayhealth Medical Center Project, Series 2021A - BAM Insured
3.000 07/01/50 3,738,571
3,000,000 (d),(e) Public Finance Authority of Wisconsin, Revenue Bonds, Delray
Beach Radiation Therapy Center, Subordinate Series 2017B
8.500 11/01/46 1,500
1,220,000 Public Finance Authority of Wisconsin, Revenue Bonds, Prime
Healthcare Foundation, Inc., Series 2017A
5.200 12/01/37 1,248,880
2,725,000 Public Finance Authority of Wisconsin, Revenue Bonds, Prime
Healthcare Foundation, Inc., Series 2017A
5.350 12/01/45 2,752,308
18,790,000 (d),(e) Public Finance Authority of Wisconsin, Revenue Bonds, Procure
Proton Therapy Center, Senior Series 2018A
6.950 07/01/38 13,153,000
60,680,000 (d),(e) Public Finance Authority of Wisconsin, Revenue Bonds, Procure
Proton Therapy Center, Senior Series 2018A
7.000 07/01/48 42,476,000
4,410,000 Public Finance Authority of Wisconsin, Revenue Bonds,
Roseman University of Health Sciences, Series 2015
5.875 04/01/45 4,410,043
23,365,000 Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone Retirement Community, Series 2023A
5.000 06/01/52 20,793,042
9,500,000 (d) Public Finance Authority of Wisconsin, Revenue Bonds, Senior
Revenue Bonds, Proton International Arkansas, LLC, Series
2021A
6.850 01/01/51 6,514,356
6,650,000 (d) Public Finance Authority of Wisconsin, Revenue Bonds, Viticus
Group Project, Series 2022A
4.250 12/01/51 5,183,922
4,180,000 Public Finance Authority of Wisconsin, Senior Airport Facilities
Revenue and Refunding Bonds, TrIPS Obligated Group, Series
2012B
5.000 07/01/42 4,180,848
5,605,000 (d),(e) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6.125 01/01/33 2,522,250
22,230,000 (d),(e) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6.250 01/01/38 10,003,500
90,145,000 (d),(e) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6.375 01/01/48 40,565,250
600,000 Public Finance Authority of Wisconsin, Student Housing
Revenue Bonds, Campus Real Estate Holding Corporation, LLC
Project, Series 2025A
5.500 06/01/55 609,381
1,000,000 Public Finance Authority of Wisconsin, Student Housing
Revenue Bonds, KSU Bixby Real Estate Foundation, LLC Project,
Junior Subordinate, Series 2025C
5.750 06/15/55 995,554

Portfolio of Investments December 31, 2025
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 500,000 Public Finance Authority of Wisconsin, Student Housing
Revenue Bonds, KSU Bixby Real Estate Foundation, LLC Project,
Senior Series 2025A
5.250% 06/15/50 $ 511,759
1,000,000 Public Finance Authority of Wisconsin, Student Housing
Revenue Bonds, KSU Bixby Real Estate Foundation, LLC Project,
Senior Series 2025A
5.250 06/15/55 1,018,862
550,000 Public Finance Authority of Wisconsin, Student Housing
Revenue Bonds, KSU Bixby Real Estate Foundation, LLC Project,
Subordinate, Series 2025B
5.250 06/15/45 560,937
750,000 Public Finance Authority of Wisconsin, Student Housing
Revenue Bonds, KSU Bixby Real Estate Foundation, LLC Project,
Subordinate, Series 2025B
5.500 06/15/55 765,107
2,600,000 (d) Public Finance Authority of Wisconsin, Student Housing
Revenue Bonds, University of Hawaii Foundation Project, Green
and Social Series 2021A-1
4.000 07/01/61 1,826,112
2,000,000 (d) Public Finance Authority of Wisconsin, Student Housing
Revenue Bonds, University of Hawaii Foundation Project,
Subordinate Green and Social Series 2021B
5.250 07/01/61 1,576,303
4,865,000 (c),(e) Public Finance Authority of Wisconsin, Wisconsin Revenue
Note, KDC Agribusiness LLC Project, Series 2022B
15.000 12/31/26 486
7,750,000 (d) Public Finance Authority, Wisconsin, Revenue Bonds, Two Step
Project, Series 2024
0.000 12/15/34 4,555,868
6,500,000 (d) Public Finance Authority, Wisconsin, Revenue Bonds, Ultimate
Medical Academy, Taxable Series 2019B
6.125 10/01/49 5,633,662
21,625,000 (d) Public Finance Authority, Wisconsin, Revenue Bonds, Vonore
Fiber Products Sustainable Packaging Project, Taxable Green
Series 2019
7.500 06/01/29 21,097,912
12,860,000 (d) Public Finance Authority, Wisconsin, Tax Increment Revenue
Senior Bonds, World Center Project Series 2024A
5.000 06/01/41 13,075,516
3,215,000 (d) Public Finance Authority, Wisconsin, Tax Increment Revenue
Subordinate Bonds, World Center Project Series 2024B
8.000 06/15/42 3,260,916
63,000,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5.750 06/30/60 65,061,158
15,000,000 (g) Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025,
(UB)
5.750 06/30/60 15,490,752
3,000,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
6.500 06/30/60 3,297,148
29,700,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5.750 12/31/65 30,604,683
44,790,000 (g) Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025,
(UB)
5.750 12/31/65 46,154,334
14,000,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
6.500 12/31/65 15,331,680
6,650,000 (d) Saint Croix Chippewa Indians of Wisconsin, Revenue Bonds,
Refunding Senior Series 2021
5.000 09/30/41 6,136,496
13,825,000 (g) University of Wisconsin Hospitals and Clinics Authority,
Revenue Bonds, Series 2018A, (UB)
4.250 04/01/48 13,260,051
7,000,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2017C
5.000 02/15/47 7,015,326
8,500,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Agnesian HealthCare, Inc., Series
2017
4.000 07/01/47 7,801,728
1,850,000 (e) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, American Baptist Homes of the
Midwest Obligated Group, Refunding Series 2017
5.000 08/01/37 1,256,712
1,500,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Dickson Hollow Phase 2 Project,
Series 2024
6.125 10/01/59 1,550,910
5,620,000 (g) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Froedtert Health, Inc. Obligated
Group, Series 2017A, (UB)
5.000 04/01/48 5,633,141

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 15,345,000 (g) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Marshfield Clinic Health System Inc
Series 2024A - BAM Insured, (UB)
4.500% 02/15/54 $ 14,969,482
9,745,000 (g) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Medical College of Wisconsin, Inc.,
Series 2016, (UB)
4.000 12/01/46 8,792,015
30,000,000 (g) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Medical College of Wisconsin, Inc.,
Series 2022, (UB)
4.000 12/01/51 26,121,573
1,650,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Mile Bluff Medical Center, Inc.,
Series 2014
5.500 05/01/34 1,650,029
2,635,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Mile Bluff Medical Center, Inc.,
Series 2014
5.750 05/01/39 2,635,011
1,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Oakwood Lutheran Senior
Ministries, Series 2021
4.000 01/01/57 773,500
10,105,000 (g) Wisconsin Housing and Economic Development Authority,
Home Ownership Revenue Bonds, Social Series 2024A, (UB)
4.750 09/01/50 10,107,585
12,500,000 (g) Wisconsin Housing and Economic Development Authority,
Home Ownership Revenue Bonds, Social Series 2024B, (UB)
4.750 03/01/51 12,284,935
10,115,000 (g) Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2018A, (UB)
4.300 11/01/53 9,831,590
TOTAL WISCONSIN 1,105,307,355
WYOMING - 0.2%
10,245,000 Larmie County, Wyoming, Hospital Revenue Bonds, Cheyenne
Regional Medical Center Project, Refunding Series 2021
3.000 05/01/42 8,641,259
8,250,000 (g) Wyoming Community Development Authority, Housing
Revenue Bonds, 2023 Series 3, (UB)
4.850 12/01/48 8,420,101
12,765,000 (g) Wyoming Community Development Authority, Housing
Revenue Bonds, 2025 Series 1, (UB)
4.650 12/01/45 12,783,365
TOTAL WYOMING 29,844,725
TOTAL MUNICIPAL BONDS
(Cost $17,347,190,305) 16,273,936,893
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
2284043 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% 2284043
CAPITAL GOODS - 0.0%
6,819,826 (c),(e) KDC Agribusiness Fairless Hills LLC 12.000 09/17/26 682
TOTAL CAPITAL GOODS 682
CONSUMER DURABLES & APPAREL - 0.0%
1,096,191 (c) Cahava Springs Advance, (CME Term SOFR 1 Month + –%) 7.500 12/31/26 1,096,191
TOTAL CONSUMER DURABLES & APPAREL 1,096,191
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
840,000 (c),(d) Buckingham Senior Living Community Inc 12.000 03/31/26 840,000
TOTAL HEALTH CARE EQUIPMENT & SERVICES 840,000
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
347,170 (c) Tuscan Gardens of Palm Coast 15.000 10/12/26 347,170
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 347,170
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $9,103,187) 2,284,043
TOTAL LONG-TERM INVESTMENTS
(Cost $17,399,805,600) 16,313,029,769
FLOATING RATE OBLIGATIONS - (37.2)% (4,591,144,000)
OTHER ASSETS & LIABILITIES, NET -  4.9% 607,986,668
NET ASSETS - 100% $ 12,329,872,437
AMT Alternative Minimum Tax
ETF Exchange-Traded Fund
ETM Escrowed to maturity

Portfolio of Investments December 31, 2025
(continued)
High Yield

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
(a) Common Stock received as part of spin-off from WestRock Company.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $4,318,470,146 or 26.5% of Total Investments.
(e) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(g) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(h) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(i) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(j) When-issued or delayed delivery security.
(k) Inverse floating rate trust is a non recourse trust.
Credit Default Swaps - OTC Uncleared
SOLD
Counterparty Reference Entity
Fixed
Rate
(Annualized)
Current
Credit
Spread (a)
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount(b) Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Citigroup Global
Markets Inc.
City of Chicago 1.000% 3.13 % Quarterly 6/20/28 $ 60,000,000 $ 401,600 $ (1,825,736) $ 2,227,336
Total
$ 60,000,000 $ 401,600
$(1,825,736) $ 2,227,336
(a) The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.
(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
High Yield
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 227,192 $ – $ 10 $ 227,202
Corporate Bonds – 26,041,631 – 26,041,631
Exchange-Traded Funds 10,540,000 – – 10,540,000
Municipal Bonds – 16,273,925,591 11,302 16,273,936,893
Variable Rate Senior Loan Interests – – 2,284,043 2,284,043
Investments in Derivatives:
Credit Default Swaps* – 2,227,336 – 2,227,336
Total $ 10,767,192 $ 16,302,194,558 $ 2,295,355 $ 16,315,257,105
* Represents net unrealized appreciation (depreciation).

Portfolio of Investments December 31, 2025
Short Duration High Yield
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.0%
2 COMMON STOCKS - 0.0% 2
MATERIALS - 0.0%
153 (a),(b) PALOUSE FIBER HOLDINGS $ 2
TOTAL MATERIALS 2
TOTAL COMMON STOCKS
(Cost $22,950) 2
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
8,161,603 CORPORATE BONDS - 0.1% 8,161,603
CONSUMER SERVICES - 0.1%
$ 10,500,000 Wild Rivers Water Park 8 .500% 11/01/51 8,161,603
TOTAL CONSUMER SERVICES 8,161,603
TOTAL CORPORATE BONDS
(Cost $9,664,270) 8,161,603
SHARES DESCRIPTION VALUE
40,300,000 EXCHANGE-TRADED FUNDS - 0.7% 40,300,000
1,625,000 Nuveen High Yield Municipal Bond ETF 40,300,000
TOTAL EXCHANGE-TRADED FUNDS
(Cost $40,599,563) 40,300,000
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
6039019639 MUNICIPAL BONDS - 98.2% 6039019639
ALABAMA - 4.1%
1,450,000 (c) Alabama Private Colleges and University Facilities Authority,
Limited Obligation Bonds, University of Mobile Project, Series
2015A
5 .350 09/01/27 1,450,430
3,000,000 Alabama Special Care Facilities Financing Authority, Revenue
Bonds, Ascension Health, Series 2016B
5 .000 11/15/46 3,002,692
5,000,000 (c),(d) Baldwin County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, Novelis Corporation
Project, Series 2025A, (AMT), (Mandatory Put 6/01/32)
5 .000 06/01/55 5,100,419
3,830,000 (c),(d) Baldwin County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, Novelis Corporation
Project, Series 2025B, (AMT), (Mandatory Put 6/01/32)
4 .625 06/01/55 3,848,969
50,000,000 (d),(e) Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Project 7 Series 2022C-2, (Mandatory Put 6/01/29)
(SOFR*0.67% + 2.150%), (UB)
5 .071 02/01/53 51,723,445
2,220,000 (d) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2024A, (Mandatory Put 9/01/32)
5 .250 05/01/55 2,412,384
5,000,000 (d) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2024C, (Mandatory Put 7/01/31)
5 .000 05/01/55 5,363,282
4,525,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025A
5 .000 05/01/31 4,685,159
67,980,000 (d) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025A, (Mandatory Put 5/01/32)
5 .250 05/01/56 70,205,658
2,700,000 (c) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025C
5 .250 08/01/31 2,796,001
2,500,000 (c) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025C
5 .250 08/01/32 2,600,651
25,000,000 (c),(d) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025C, (Mandatory Put 8/01/34)
5 .500 11/01/56 26,513,318
4,950,000 Energy Southeast Cooperative District, Alabama, Energy
Supply Revenue Bonds, Series 2025B
5 .000 09/01/33 5,133,791
1,645,000 (d) Hoover Industrial Development Board, Alabama,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Proejcet, Green Series 2020, (AMT),
(Mandatory Put 11/01/30)
6 .375 11/01/50 1,806,621

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ALABAMA (continued)
$ 5,125,000 Hoover Industrial Development Board, Alabama,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Proejcet, Series 2019, (AMT)
5 .750% 10/01/49 $ 5,166,144
200,000 MidCity Improvement District, Alabama, Special Assessment
Revenue Bonds, Series 2022
3 .875 11/01/27 196,452
3,000,000 (c) Mobile County, Alabama, Limited Obligation Warrants,
Gomesa Projects, Series 2020
4 .000 11/01/45 2,731,836
10,085,000 (f) Montgomery Medical Clinic Board, Alabama, Health Care
Facility Revenue Bonds, Jackson Hospital & Clinic, Series 2015
5 .000 03/01/33 1,008,500
3,220,000 (f) Montgomery Medical Clinic Board, Alabama, Health Care
Facility Revenue Bonds, Jackson Hospital & Clinic, Series 2015
5 .000 03/01/36 322,000
50,000,000 (d),(e) Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 3, Fixed Rate Series 2022A-1,
(Mandatory Put 12/01/29) (SOFR*0.67% + 2.420%), (UB)
5 .361 01/01/53 52,464,700
1,000,000 Southeast Energy Authority, Alabama, Energy Supply Revenue
Bonds, Cooperative District Series 2025E
5 .000 10/01/27 1,034,451
1,300,000 Southeast Energy Authority, Alabama, Energy Supply Revenue
Bonds, Cooperative District Series 2025E
5 .000 10/01/28 1,368,297
4,000,000 (c) Tuscaloosa County Industrial Development Authority,
Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project,
Refunding Series 2019A
5 .250 05/01/44 4,009,882
TOTAL ALABAMA 254,945,082
ALASKA - 0.0%
260,000 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A Class 1
4 .000 06/01/41 245,929
TOTAL ALASKA 245,929
ARIZONA - 2.5%
23,845,000 (d),(e) Arizona Health Facilities Authority, Hospital Revenue Bonds,
Banner Health Systems, Series 2007B (LIBOR 3 M + 0.810%),
(UB)
2 .870 01/01/37 24,353,617
2,860,000 (c),(e) Arizona Health Facilities Authority, Hospital Revenue Bonds,
Banner Health Systems, Tender Option Bond Trust Series 2023-
XF3088, (IF)
6 .622 01/01/37 2,753,389
2,860,000 (c),(e) Arizona Health Facilities Authority, Hospital Revenue Bonds,
Banner Health Systems, Tender Option Bond Trust Series 2023-
XF3088, (IF)
6 .622 01/01/37 2,753,389
1,425,000 (c),(e) Arizona Health Facilities Authority, Hospital Revenue Bonds,
Banner Health Systems, Tender Option Bond Trust Series 2023-
XF3088, (IF)
6 .630 01/01/37 1,371,818
1,425,000 (c),(e) Arizona Health Facilities Authority, Hospital Revenue Bonds,
Banner Health Systems, Tender Option Bond Trust Series 2023-
XF3088, (IF)
6 .698 01/01/37 1,371,764
500,000 (c) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series
2017D
5 .000 07/01/37 503,077
370,000 (c) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Somerset Academy of Las Vegas
Aliante and Skye Canyon Campus Projects, Series 2021A
3 .000 12/15/31 350,239
385,000 (c) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds,  Arizona Agribusiness and Equine Center, Inc.
Project, Series 2017B
4 .000 03/01/27 383,257
2,090,000 (c) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Academies of Math & Science Projects, Series
2018B
5 .625 07/01/48 2,076,811
110,000 (c) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Academies of Math & Science Projects, Series
2022
5 .000 07/01/32 112,853
1,500,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Academies of Math & Science Projects, Series
2025A, (Mandatory Put 7/01/35)
4 .875 07/01/60 1,495,282
1,245,000 Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, KIPPC NYC Public Charter Schools - Jerome
Facility Project, Social Series 2021B
4 .000 07/01/41 1,146,991

Portfolio of Investments December 31, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 550,000 (c) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Leman Academy of Excellence - Parker
Colorado Campus Project, Series 2019A
4 .500% 07/01/29 $ 550,349
3,435,000 (c) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Leman Academy of Excellence - Parker
Colorado Campus Project, Series 2019A
5 .000 07/01/49 3,142,054
185,000 (c) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Mater Academy of Nevada - Mountain Vista
Campus Project, Series 2018A
4 .750 12/15/28 186,357
680,000 (c) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Pinecrest Academy of Nevada Horizon,
Inspirada and St. Rose Campus Projects, Series 2018A
5 .750 07/15/38 683,573
2,250,000 (c) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Pinecrest Academy of Nevada Horizon,
Inspirada and St. Rose Campus Projects, Series 2018A
5 .750 07/15/48 2,250,571
1,120,000 (c) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, San Tab Charter Schools Project, Series 2025
6 .125 02/01/40 1,151,330
640,000 (c) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, San Tab Charter Schools Project, Series 2025
6 .625 02/01/45 649,156
30,885,000 (c) Arizona Industrial Development Authority, Arizona, Hotel
Revenue Bonds, Provident Group Falcon Properties LLC,
Project, Senior Series 2022A-1
4 .000 12/01/41 22,075,523
2,500,000 (c) Arizona Industrial Development Authority, Arizona, Hotel
Revenue Bonds, Provident Group Falcon Properties LLC,
Project, Senior Series 2022A-1
4 .000 12/01/51 1,525,000
1,335,000 (c),(f) Arizona Industrial Development Authority, Education Facility
Revenue Bonds, Caurus Academy Project, Series 2018A
5 .850 06/01/29 1,068,000
645,000 Arizona Industrial Development Authority, Multifamily Housing
Revenue Bonds, Bridgewater Avondale Project, Series 2017
4 .750 01/01/28 615,435
6,975,000 (c),(d) Arizona Industrial Development Authority, Revenue Bonds,
Mirabella at ASU Project, Refunding Series 2023B, (Mandatory
Put 1/01/27)
5 .350 10/01/28 6,669,270
5,675,000 (d) Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2019, (AMT), (Mandatory Put 6/01/29)
4 .000 06/01/49 5,755,619
550,000 (c) Coconino County Industrial Development Authority, Arizona,
Education Revenue Bonds, Flagstaff Arts & Leadership
Academy Project, Refunding Series 2020
4 .750 07/01/30 534,874
1,383,000 Estrella Mountain Ranch Community Facilities District,
Goodyear, Arizona, Special Assessment Revenue Bonds,
Montecito Assessment District 4, Series 2025
4 .600 07/01/35 1,385,552
450,000 Estrella Mountain Ranch Community Facilities District,
Goodyear, Arizona, Special Assessment Revenue Bonds,
Montecito Assessment District 4, Series 2025
5 .050 07/01/40 451,614
540,000 (c) Maricopa County Industrial Development Authority, Arizona,
Charter School Revenue Bonds, Paradise Schools Project,
Series 2025
5 .625 07/01/45 542,367
250,000 (c) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Arizona Autism Charter Schools
Project, Social Series 2021A
4 .000 07/01/31 249,909
1,325,000 (c) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Benjamin Franklin Charter School
Projects, Series 2018A
4 .800 07/01/28 1,343,913
385,000 (c) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Series 2021A
4 .000 07/01/41 349,163
4,545,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Series 2024
4 .000 07/01/34 4,510,197
1,745,000 (c) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Sun Valley Academy, Series 2024A
5 .250 07/01/34 1,805,305
2,885,000 (c) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Sun Valley Academy, Series 2024A
6 .250 07/01/44 2,962,267

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 65,000 (c) Maricopa County Industrial Development Authority, Arizona,
Educational Facilities Revenue Bonds, Ottawa University
Projects, Series 2020
5 .000% 10/01/26 $ 64,486
425,000 (c) Maricopa County Industrial Development Authority, Arizona,
Educational Facilities Revenue Bonds, Ottawa University
Projects, Series 2020
5 .125 10/01/30 411,817
11,500,000 Maricopa County Pollution Control Corporation, Arizona,
Pollution Control Revenue Bonds, El Paso Electric Company
Palo Verde Project, Refunding Series 2012A
4 .500 08/01/42 11,500,013
8,970,000 (c) Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series
2015A
5 .000 07/01/45 8,682,480
1,085,000 (c) Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Northwest Christian School Project,
Series 2020A
5 .000 09/01/45 946,907
1,175,000 Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Villa Montessori, Inc. Projects, Series
2015
5 .000 07/01/45 1,130,640
1,805,000 Phoenix Industrial Development Authority, Arizona, Multi-
Family Housing Revenue Bonds, 3rd and Indian Road Assisted
Living Project, Series 2016
5 .400 10/01/36 1,465,462
535,000 (c) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, American Leadership
Academy Project, Series 2019
5 .000 06/15/34 535,236
660,000 (c) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, American Leadership
Academy Project, Series 2019
5 .000 06/15/39 660,016
6,995,000 (c),(f) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Refunding Series 2020
5 .000 07/01/30 5,596,000
595,000 (f) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
4 .375 07/01/26 476,000
600,000 (c),(f) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2019
5 .125 07/01/30 480,000
1,870,000 (c),(f) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2019
5 .500 07/01/40 1,496,000
300,000 (c) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Imagine East Mesa Charter
Schools Project, Series 2019
5 .000 07/01/29 301,243
425,000 (c) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Imagine East Mesa Charter
Schools Project, Series 2019
5 .000 07/01/34 426,130
575,000 (c) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Imagine East Mesa Charter
Schools Project, Series 2019
5 .000 07/01/39 575,025
630,000 (c) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, San Tan Montessori School
Project, Series 2017
6 .125 02/01/28 639,095
1,690,000 (c) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Synergy Public Charter
School Project, Series 2020
5 .000 06/15/35 1,693,918
2,345,000 (c) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Synergy Public Charter
School Project, Series 2020-1
5 .000 06/15/35 2,350,437
725,000 Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, The Paideia Academies
Project, 2019
4 .125 07/01/29 706,934
5,085,000 Pima County Industrial Development Authority, Arizona,
Education Revenue Bonds, Arizona Charter Schools Refunding
Project, Series 2016R
5 .000 07/01/31 5,101,386

Portfolio of Investments December 31, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 384,000 (c) Show Low Bluff Community Facilities District, Show Low,
Arizona, Special Assessment Bonds, Area One, Series 2007
5 .600% 07/01/31 $ 384,568
1,250,000 (c) Sierra Vista Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, American Leadership
Academy Project, Series 2024
5 .000 06/15/34 1,283,594
1,000,000 (c) Sierra Vista Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Flagstaff Junior Academy
Project, Series 2025
6 .750 06/01/45 1,016,784
201,000 Southside Community Facilities District 1, Prescott Valley,
Arizona, Special Assessment Revenue Bonds, Series 2008
7 .250 07/01/32 187,782
2,825,000 Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Friendship Village of Tempe Project, Refunding
TEMPS-50 Series 2025B-2
3 .500 12/01/30 2,818,616
790,000 (c) Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017A
5 .500 10/01/27 745,331
10,000 (c) Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017A
6 .000 10/01/37 7,561
TOTAL ARIZONA 150,813,346
ARKANSAS - 0.6%
14,085,000 (c) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2022, (AMT)
5 .450 09/01/52 14,099,195
17,410,000 Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2023, (AMT)
5 .700 05/01/53 17,663,732
415,000 (c) Arkansas Development Finance Authority, Charter School
Revenue Bonds, Academy of Math and Science - Little Rock
Project Taxable Series 2024B
8 .500 07/01/28 426,021
7,400,000 (d) Arkansas Development Finance Authority, Resource Recovery
Revenue Bonds, Weyerhaeuser Company Project, Series 2025,
(AMT), (Mandatory Put 10/15/32)
3 .875 10/15/65 7,411,855
TOTAL ARKANSAS 39,600,803
CALIFORNIA - 6.8%
5,875,000 Antelope Valley Healthcare District, California, Revenue Bonds,
Series 2016A
5 .000 03/01/46 5,365,501
1,000,000 (c),(e) Bay Area Toll Authority, California, Revenue Bonds, San
Francisco Bay Area Toll Bridge, Tender Option Bond Trust
2016-XG0019, Formerly Tender Option Bond Trust 4740, (IF)
5 .697 04/01/36 1,007,838
9,455,000 (d) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2023C,
(Mandatory Put 10/01/31)
5 .250 01/01/54 10,050,739
5,000,000 (d) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2023G,
(Mandatory Put 4/01/30)
5 .250 11/01/54 5,313,295
14,000,000 (d) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025D,
(Mandatory Put 7/01/34)
5 .000 10/01/55 14,526,501
50,000,000 (d),(e) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green SIFMA Index Rate Series
2022A-1, (Mandatory Put 8/01/28) (SOFR*0.67% + 1.700%),
(UB)
4 .621 05/01/53 50,217,420
14,700,000 (c) California Community Housing Agency, Workforce Housing
Revenue Bonds, Annadel Apartments, Series 2019A
5 .000 04/01/49 11,922,475
915,000 California Educational Facilities Authority, Revenue Bonds,
Master's University, Series 2025
5 .000 08/01/29 953,972
960,000 California Educational Facilities Authority, Revenue Bonds,
Master's University, Series 2025
5 .000 08/01/30 1,011,338
1,010,000 California Educational Facilities Authority, Revenue Bonds,
Master's University, Series 2025
5 .000 08/01/31 1,071,383
1,060,000 California Educational Facilities Authority, Revenue Bonds,
Master's University, Series 2025
5 .000 08/01/32 1,129,296
1,115,000 California Educational Facilities Authority, Revenue Bonds,
Master's University, Series 2025
5 .000 08/01/33 1,189,843

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 1,175,000 California Educational Facilities Authority, Revenue Bonds,
Master's University, Series 2025
5 .000% 08/01/34 $ 1,253,100
250,000 (c) California Enterprise Development Authority, Charter School
Revenue Bonds, Rocklin Academy Project, Refunding Series
2021A
4 .000 06/01/36 239,429
630,000 (c) California Enterprise Development Authority, Charter School
Revenue Bonds, Rocklin Academy Project, Refunding Series
2021A
4 .000 06/01/51 508,497
7,120,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B
5 .000 11/15/46 7,159,258
225,000 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A
4 .000 08/15/34 223,101
415,000 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A
5 .000 08/15/47 388,334
7,000,000 California Health Facilities Financing Authority, Revenue Bonds,
City of Hope National Medical Center, Series 2019
5 .000 11/15/49 7,022,611
8,750,000 California Housing Finance Agency, California, Multifamily
Housing Revenue Bonds, Power Station Block 7B, Limited
Obligation Senior Series 2024L
5 .200 12/01/27 8,891,821
14,239 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series 2021-1
3 .500 11/20/35 14,116
11,395,000 (d) California Infrastructure and Economic Development Bank,
Revenue Bonds, Brightline West Passenger Rail Project, Green
Series 2025B, (AMT), (Mandatory Put 11/02/26)
12 .000 01/01/65 8,432,300
270,000 (c) California Municipal Finance Authority Charter School Revenue
Bonds, River Charter Schools Project, Series 2018A
4 .500 06/01/28 269,872
180,000 (c) California Municipal Finance Authority,  Revenue Bonds,
Creative Center of Los Altos Project Pinewood & Oakwood
Schools, Series 2016B
4 .000 11/01/26 180,174
900,000 (c) California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Bella Mente Montessori Academy Project,
Series 2018A
5 .000 06/01/28 911,025
170,000 (c) California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Nova Academy Project, Series 2016A
4 .000 06/15/26 169,390
1,900,000 (c) California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Nova Academy Project, Series 2016A
5 .000 06/15/46 1,738,651
1,810,000 California Municipal Finance Authority, Charter School
Revenue Bonds, John Adams Academies, Inc. Project, Series
2014A
5 .000 10/01/44 1,730,047
515,000 (c) California Municipal Finance Authority, Charter School
Revenue Bonds, Palmdale Aerospace Academy Project, Series
2018A
3 .875 07/01/28 505,075
840,000 California Municipal Finance Authority, Education Revenue
Bonds,  American Heritage Foundation Project, Series 2016A
5 .000 06/01/36 843,469
220,000 (c) California Municipal Finance Authority, Education Revenue
Bonds, STREAM Charter Schools Project, Series 2020A
5 .000 06/15/41 213,469
22,445,727 (c),(d) California Municipal Finance Authority, Multifamily Housing
Revenue Bonds, Pacific Oaks Senior Apartments, Series 2022A,
(Mandatory Put 7/01/32)
4 .000 07/01/57 21,336,935
1,200,000 (c) California Municipal Finance Authority, Revenue Bonds,
California Baptist University, Refunding Series 2025A
5 .000 11/01/35 1,276,748
350,000 (c) California Municipal Finance Authority, Revenue Bonds,
California Baptist University, Refunding Series 2025A
5 .125 11/01/40 365,366
175,000 (c) California Municipal Finance Authority, Revenue Bonds,
Community Health Centers of the Central Coast, Inc., Series
2021A
5 .000 12/01/36 181,876
350,000 California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2015
5 .000 11/01/27 350,188
1,425,000 California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A
5 .000 11/01/28 1,437,957
2,595,000 California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A
5 .250 11/01/29 2,624,200
1,990,000 California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A
5 .000 11/01/30 2,008,228

Portfolio of Investments December 31, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 1,000,000 California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A
5 .250% 11/01/31 $ 1,010,851
1,000,000 (c) California Municipal Finance Authority, Revenue Bonds,
Simpson University, Series 2020A
6 .000 10/01/50 987,527
14,940,000 California Municipal Finance Authority, Special Facility Revenue
Bonds, United Airlines, Inc. Los Angeles International Airport
Project, Series 2019, (AMT)
4 .000 07/15/29 15,011,897
135,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-11 Hesperia-
Silverwood Improvement Area 1, Series 2025
4 .500 09/01/35 138,791
500,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-11 Hesperia-
Silverwood Improvement Area 1, Series 2025
5 .000 09/01/40 520,759
635,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-11 Hesperia-
Silverwood Improvement Area 1, Series 2025
5 .000 09/01/45 645,077
4,845,000 California Pollution Control Financing Authority, Revenue
Bonds, San Jose Water Company Project, Series 2016, (AMT)
4 .750 11/01/46 4,776,852
13,850,000 California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Series
2015A-3, (AMT)
4 .300 07/01/40 13,858,545
1,150,000 (c) California Public Finance Authority, Charter School Lease
Revenue Bonds, California Crosspoint Academy Project, Series
2020A
4 .250 07/01/30 1,130,256
285,000 California Public Finance Authority, Charter School Lease
Revenue Bonds, Multicultural Learning Center Project, Series
2017A
5 .250 06/15/27 286,775
1,000,000 California Public Finance Authority, Senior Living Revenue
Bonds, The James, Senior Series 2024A
5 .700 06/01/34 1,040,733
5,500,000 California Public Finance Authority, Senior Living Revenue
Bonds, The James, Senior Series 2024A
5 .875 06/01/39 5,577,639
860,000 (c) California Public Finance Authority, University Housing
Revenue Bonds, National Campus Community Development
- Claremont Properties LLC Claremont Colleges Project,
Refunding Series 2023A
5 .000 07/01/35 914,207
1,375,000 (c) California Public Finance Authority, University Housing
Revenue Bonds, National Campus Community Development
- Claremont Properties LLC Claremont Colleges Project,
Refunding Series 2023A
5 .250 07/01/40 1,472,476
2,350,000 (c) California School Finance Authority Charter School Facility
Revenue Bonds, Grimmway Schools-Obligated Group, Series
2016A
5 .000 07/01/36 2,356,467
1,515,000 (c) California School Finance Authority Charter School Revenue
Bonds, California, ACE Charter Schools, Obligated Group,
Series 2016A
4 .500 06/01/29 1,516,591
2,755,000 (c) California School Finance Authority Charter School Revenue
Bonds, California, ACE Charter Schools, Obligated Group,
Series 2016A
5 .000 06/01/42 2,665,497
850,000 (c) California School Finance Authority Charter, School Revenue
Bonds, Rocketship Education, Mateo Sheedy Project, Series
2015A
4 .250 03/01/28 849,996
1,475,000 (c) California School Finance Authority, California, Charter School
Revenue Bonds, Aspire Public Schools, Refunding Series 2016
5 .000 08/01/36 1,475,301
4,125,000 (c) California School Finance Authority, California, Charter School
Revenue Bonds, Aspire Public Schools, Refunding Series 2016
5 .000 08/01/46 4,005,991
1,935,000 (c) California School Finance Authority, California, Charter School
Revenue Bonds, Hayward Twin Oaks Montessori Charter
School Project, Series 2024A
5 .500 06/15/39 1,906,841
200,000 (c) California School Finance Authority, California, Charter School
Revenue Bonds, TEACH Public Schools Obligated Group,
Series 2019A
5 .000 06/01/29 200,870
750,000 (c) California School Finance Authority, California, Charter School
Revenue Bonds, TEACH Public Schools Obligated Group,
Series 2019A
5 .000 06/01/39 750,726

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 2,080,000 (c) California School Finance Authority, Charter School Lease
Revenue Bonds, Pathways to College Project, Series 2023A
7 .250% 06/15/43 $ 2,120,908
405,000 (c) California School Finance Authority, Charter School Lease
Revenue Bonds, Pathways to College Project, Taxable Series
2023B
7 .500 06/15/29 418,184
1,380,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group,
Series 2020A
5 .000 06/01/30 1,377,603
10,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Aspire Public School - Obligated Group,Issue No.6,
Series 2020A
5 .000 08/01/42 10,031
205,000 (c) California School Finance Authority, Charter School Revenue
Bonds, CIty Charter School Obligated Group, Series 2016A
5 .000 06/01/26 205,573
385,000 (c),(f) California School Finance Authority, Charter School Revenue
Bonds, Downtown College Prep - Obligated Group, Series
2016
4 .000 06/01/26 231,000
1,000,000 (c),(f) California School Finance Authority, Charter School Revenue
Bonds, Downtown College Prep - Obligated Group, Series
2016
4 .500 06/01/31 600,000
230,000 (c),(g) California School Finance Authority, Charter School Revenue
Bonds, Escuela Popular Charter School, Series 2017, (ETM)
5 .500 07/01/27 234,261
125,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Escuela Popular Charter School, Series 2017
5 .500 07/01/27 126,012
620,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Partnerships to Uplift Communities Project, Refunding
Social Series 2023
5 .000 08/01/33 642,363
500,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Partnerships to Uplift Communities Project, Refunding
Social Series 2023
5 .250 08/01/38 517,489
190,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education Obligated Group, Series 2016A
5 .000 06/01/26 189,694
490,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education Obligated Group, Series 2017A
4 .500 06/01/27 490,609
975,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education Obligated Group, Series 2017A
5 .000 06/01/34 977,999
305,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Public Schools Obligated Group, Series
2017G
5 .000 06/01/30 308,877
6,865,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Russell Westbrook Why Not Academy - Obligated
Group, Series 2021A
4 .000 06/01/61 4,815,194
240,000 California School Finance Authority, Charter School Revenue
Bonds, Santa Clarita Valley International School Project, Series
2021A
4 .000 06/01/31 132,000
100,000 California School Finance Authority, Charter School Revenue
Bonds, Santa Clarita Valley International School Project, Series
2021A
4 .000 06/01/41 55,000
2,165,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Scholarship Prep Public Schools Obligated Group,
Series 2023A
5 .500 06/01/43 2,169,803
250,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Social Bonds - iLead Lancaster Project, Series 2021A
4 .000 06/01/31 243,788
435,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Social Bonds - iLead Lancaster Project, Series 2021A
5 .000 06/01/41 415,776
1,465,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Valley International Preparatory High School Project,
Series 2022A
5 .000 03/01/37 1,307,482
700,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Vibrant Minds Charter School Project, Series 2025
6 .000 04/15/35 734,024
205,000 (c) California School Finance Authority, School Facility Revenue
Bonds, Granada Hills Charter High School Obligated Group,
Series 2021A
4 .000 07/01/29 207,979
8,100,000 California State University, Systemwide Revenue Bonds, Series
2016A
5 .000 11/01/45 8,126,315

Portfolio of Investments December 31, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 145,000 (c) California Statewide Communities Development Authority
Revenue Bonds, California Baptist University, Refunding Series
2017A
5 .000% 11/01/32 $ 147,701
2,750,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5 .250 12/01/44 2,757,939
9,500,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5 .500 12/01/54 9,522,547
1,100,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/41 1,102,679
28,765,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/46 28,769,493
8,830,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .250 12/01/56 8,837,176
12,520,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5 .500 12/01/58 12,652,492
705,000 (c) California Statewide Communities Development Authority,
College Housing Revenue Bonds, National Campus
Community Development - Hooper Street LLC Project, Series
2019
5 .000 07/01/29 719,456
7,900,000 California Statewide Communities Development Authority,
Revenue Bonds, Adventist Health System/West, Series 2015A
5 .000 03/01/45 7,905,552
1,045,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Refunding Series 2015R-1
5 .000 09/02/26 1,046,499
310,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2018A
4 .000 09/02/28 313,211
2,150,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2018A
5 .000 09/02/38 2,218,755
6,430,000 (c) CMFA Special Finance Agency, California, Essential Housing
Revenue Bonds, Latitude 33, Senior Series 2021A-2
4 .000 12/01/45 4,803,216
215,000 Compton Public Finance Authority, California, Lease Revenue
Bonds, Refunding & Various Capital Projects, Series 2008 -
AMBAC Insured
5 .250 09/01/27 215,192
2,060,000 (c) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Acacia on Santa Rosa Creek,
Mezzanine Lien Series 2021B
4 .000 10/01/46 1,662,506
1,175,000 (c) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Renaissance at City Center,
Series 2020A
5 .000 07/01/51 1,109,406
2,500,000 (c) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Vineyard Gardens
Apartments, Senior Lien Series 2021A
3 .250 10/01/58 1,759,082
740,000 (g) Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, (Pre-
refunded 6/01/28)
5 .000 06/01/35 788,466
25,000,000 Inland Empire Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Series 2007C-1.
Turbo Capital Appreciation
0 .000 06/01/36 12,272,633
89,000,000 Inland Empire Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Series 2007C-2.
Turbo Capital Appreciation
0 .000 06/01/47 14,786,113
105,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 1, Series 2019
4 .350 09/01/26 105,154

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 125,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 1, Series 2019
4 .400% 09/01/27 $ 125,503
145,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 1, Series 2019
4 .500 09/01/28 146,320
1,120,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 1, Series 2019
5 .100 09/01/33 1,151,057
65,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 2, Series 2019
4 .350 09/01/26 65,095
80,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 2, Series 2019
4 .400 09/01/27 80,322
95,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 2, Series 2019
4 .500 09/01/28 95,889
695,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 2, Series 2019
5 .100 09/01/33 714,272
130,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 3, Series 2019
4 .350 09/01/26 130,190
155,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 3, Series 2019
4 .400 09/01/27 155,624
180,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 3, Series 2019
4 .500 09/01/28 181,684
1,390,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 3, Series 2019
5 .100 09/01/33 1,428,544
30,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 5, Series 2019
4 .600 09/01/26 30,051
35,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 5, Series 2019
4 .650 09/01/27 35,163
45,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 5, Series 2019
4 .750 09/01/28 45,453
335,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 5, Series 2019
5 .350 09/01/33 345,382
1,845,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 5, Series 2019
5 .850 09/01/49 1,859,119
45,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1, Central Lathrop Specific Plan Improvement
Areas 4, Series 2019
4 .350 09/01/26 45,066
55,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1, Central Lathrop Specific Plan Improvement
Areas 4, Series 2019
4 .400 09/01/27 55,221
65,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1, Central Lathrop Specific Plan Improvement
Areas 4, Series 2019
4 .500 09/01/28 65,592
495,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1, Central Lathrop Specific Plan Improvement
Areas 4, Series 2019
5 .100 09/01/33 508,726
105,000 Long Beach Bond Finance Authority, California, Natural Gas
Purchase Revenue Bonds, Series 2007A
5 .500 11/15/37 124,938
1,005,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2016B
5 .000 07/01/38 1,005,839

Portfolio of Investments December 31, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 690,000 ndio, California, Special Tax Bonds, Community Facilities
District 2004-3 Terra Lago, Improvement Area 1, Series 2015
5 .000% 09/01/26 $ 690,918
755,000 ndio, California, Special Tax Bonds, Community Facilities
District 2004-3 Terra Lago, Improvement Area 1, Series 2015
5 .000 09/01/28 755,875
525,000 Perris Joint Powers Authority, California, Local Agency Revenue
Bonds, Community Facilities District 2001-1 May Farms
Improvement Area 6 &7, Refunding Series 2014E
5 .000 09/01/26 525,795
100,000 Poway Unified School District, San Diego County, California,
Special Tax Bonds, Community Facilities District 15 Del Sur East
Improvement Area C, Series 2016
5 .000 09/01/26 101,455
700,000 Rancho Cordova, California, Special Tax Bonds, Community
Facilities District 2018-1 Grantline 208, Series 2021B
4 .000 09/01/41 666,072
190,000 Roseville, California, Special Tax Bonds, Community Facilities
District 1 Hewlett Parkard Campus Oaks, Series 2016
4 .000 09/01/26 190,913
30,000,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2016B,
(AMT)
5 .000 05/01/46 30,011,592
150,000 (c) San Francisco City and County Infrastructure and Revitalization
Financing District 1 Treasure Island, California, Tax Increment
Revenue Bonds, Facilities Increment Series 2022A
5 .000 09/01/27 154,694
400,000 (c) San Francisco City and County Infrastructure and Revitalization
Financing District 1 Treasure Island, California, Tax Increment
Revenue Bonds, Facilities Increment Series 2022A
5 .000 09/01/32 435,093
385,000 (c) San Francisco City and County Infrastructure and Revitalization
Financing District 1 Treasure Island, California, Tax Increment
Revenue Bonds, Facilities Increment Series 2022A
5 .000 09/01/37 406,295
1,050,000 (c) San Francisco City and County, California, Special Tax
Bonds, Community Facilities District 2016-1 Treasure Island
Improvement Area 2, Series 2022A
4 .000 09/01/32 1,068,009
30,000 San Jacinto, California, Special Tax Bonds, Community Facilities
District 2002-1 Rancho San Jacinto Phase 2, Series 2016
5 .000 09/01/30 30,311
100,000 (c) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
5 .500 09/01/27 102,921
375,000 Tracy, California, Special Tax Bonds, Community Facilities
District 2016-2,  Improvement Area 2, Series 2021
4 .000 09/01/36 380,141
TOTAL CALIFORNIA 421,203,869
COLORADO - 9.0%
1,250,000 (c) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5 .500 12/01/44 1,268,128
5,750,000 (c) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5 .750 12/01/54 5,754,249
1,890,672 Alpine Mountain Ranch Metropolitan District, Routt County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Refunding Series 2021
4 .000 12/01/40 1,767,863
3,479,709 Alpine Mountain Ranch Metropolitan District, Routt County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 2, Series 2021
4 .000 12/01/40 3,246,549
3,870,000 Arista Metropolitan District, Broomfield County, Colorado,
General Obligation Limited Tax Bonds, Refunding and
Improvement Series 2023B
8 .250 12/15/39 3,904,654
115,000 (g) Arkansas River Power Authority, Colorado, Power Revenue
Bonds, Series 2006 - SYNCORA GTY Insured, (ETM)
5 .875 10/01/26 117,720
2,605,000 Aurora Highlands Community Authority Board, Adams
County, Colorado, Special Tax Revenue Bonds, Refunding &
Improvement Series 2021A
5 .750 12/01/51 2,508,653
313,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
4 .000 12/01/29 313,000
2,530,000 Base Village Metropolitan District 2, Colorado, General
Obligation Bonds, Refunding Series 2016A
5 .750 12/01/46 2,530,762
7,570,000 (c) Bella Mesa Metropolitan District, Castle Rock, Colorado,
Limited Tax General Obligation Bonds, Convertible Capital
Appreciation Series 2020A-3
6 .750 12/01/49 7,795,987

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 635,000 Bennett Ranch Metropolitan District 1, Adams County,
Colorado, General Obligation Limited Tax Bonds, Convertible
to Unlimited Tax Series 2021A
5 .000% 12/01/51 $ 531,977
525,000 Berthoud-Heritage Metropolitan District 10, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Senior Series
2022A
4 .250 12/01/31 501,286
1,565,000 Berthoud-Heritage Metropolitan District 10, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Senior Series
2022A
4 .500 12/01/41 1,379,329
1,500,000 Bradley Heights Metropolitan District 2, Colorado Springs, El
Paso County, Colorado, General Obligation Limited Tax Bonds,
Series 2021A-3
4 .750 12/01/51 1,189,840
2,085,000 Brickyard Metropolitan District 1, Castle Rock Town, Douglas
County, Colorado, General Obligation Limited Tax and Special
Revenue Bonds, Series 2025
6 .250 12/01/35 2,092,605
5,000,000 Brickyard Metropolitan District 1, Castle Rock Town, Douglas
County, Colorado, General Obligation Limited Tax and Special
Revenue Bonds, Series 2025
7 .000 12/01/45 4,860,985
4,380,000 Broadway Station Metropolitan District 2, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5 .000 12/01/35 4,022,233
20,625,000 Broadway Station Metropolitan District 2, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5 .125 12/01/48 16,751,528
6,148,000 Broadway Station Metropolitan District 3, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5 .000 12/01/39 5,489,179
12,050,000 Broadway Station Metropolitan District 3, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5 .000 12/01/49 9,396,561
4,985,000 Broadway Station Metropolitan District 3, Denver County,
Colorado, Tax Increment Supported Revenue Bonds, Series
2023A
7 .000 12/15/32 4,985,688
95,000 Cathedral Pines Metropolitan District, El Paso County,
Colorado, General Obligation Bonds, Refunding Series 2016
4 .000 12/01/26 95,158
850,000 Clear Creek Transit Metropolitan District 2, Adams County,
Colorado, Revenue Supported Limited Tax General Obligation
Bonds, Series 2021A
4 .000 12/01/31 761,869
765,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds World Compass Academy Project,
Series 2017
4 .625 10/01/27 757,595
4,350,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds World Compass Academy Project,
Series 2017
5 .375 10/01/37 4,011,960
130,000 (c) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Aspen Ridge School Project, Series
2015A
4 .125 07/01/26 129,991
845,000 (c) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Belle Creek Charter School, Series
2022A
5 .000 03/15/32 858,981
1,935,000 (c) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Belle Creek Charter School, Series
2022A
5 .125 03/15/42 1,905,521
45,000 (c) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Belle Creek Charter School, Taxable
Series 2022B
5 .250 03/15/26 44,956
9,250,000 (c) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Senior Lien Series
2025A-1
6 .500 02/01/45 9,652,184
8,500,000 (c) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Senior Lien Series
2025A-1
6 .875 02/01/59 8,913,196

Portfolio of Investments December 31, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 6,000,000 (c) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Taxable Senior Lien
Series 2025A-2
10 .000% 02/01/45 $ 6,141,593
1,660,000 (c) Colorado Educational and Cultural Facilities Authority,
Revenue Bonds, Global Village Academy - Northglenn Project,
Series 2020
5 .000 12/01/40 1,602,946
2,210,000 (c) Colorado Educational and Cultural Facilities Authority,
Revenue Bonds, Global Village Academy - Northglenn Project,
Series 2020
5 .000 12/01/50 1,964,396
1,205,000 (c) Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Rocky Mountain Classical Academy Project, Refunding
Series 2019
5 .000 10/01/29 1,225,474
2,270,000 (c) Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Rocky Mountain Classical Academy Project, Refunding
Series 2019
5 .000 10/01/39 2,274,776
3,520,000 (c) Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Rocky Mountain Classical Academy Project, Refunding
Series 2019
5 .000 10/01/59 3,115,606
3,000,000 (f) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
American Baptist Homes of the Midwest Obligated Group,
Series 2013
8 .000 08/01/43 1,902,868
375,000 (c),(f) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
American Baptist Homes Project, Series 2016
5 .000 02/01/27 333,750
750,000 (c),(f) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sunny Vista Living Center Project, Refunding & Improvement
Series 2015A
5 .500 12/01/30 634,001
1,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Valley View Hospital Association, Series 2015
5 .000 05/15/40 1,000,724
2,500,000 Colorado High Performance Transportation Enterprise, C-470
Express Lanes Revenue Bonds, Senior Lien Series 2017
5 .000 12/31/56 2,466,314
500,000 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018
5 .625 12/01/32 502,337
4,240,000 Confluence Metropolitan District, Eagle County, Colorado,
Limited Tax Supported Revenue Bonds, Subordinate Series
2021B
5 .500 12/15/50 3,987,550
1,770,000 Copperleaf Metropolitan District 5, Arapahoe County,
Colorado, Limited Tax General Obligation Bonds, Refunding
Limited Tax Convertible to Unlimited Tax Series 2025A
5 .250 12/01/35 1,788,255
1,000,000 Copperleaf Metropolitan District 5, Arapahoe County,
Colorado, Limited Tax General Obligation Bonds, Refunding
Limited Tax Convertible to Unlimited Tax Series 2025A
6 .250 12/01/45 1,008,032
1,000,000 Cornerstar Metropolitan District, Arapahoe County, Colorado,
General Obligation Bonds, Limited Tax Convertible to
Unlimited Tax, Refunding Series 2017A
5 .125 12/01/37 1,000,059
142,000 Crystal Crossing Metropolitan District, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2016
4 .500 12/01/26 142,050
5,230,000 (c) Dawson Trails Metropolitan District 1, Castle Rock, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series
2025B
9 .250 12/15/55 5,032,629
10,824,692 Dawson Trails Metropolitan District 1, Colorado, In The
Town of Castle Rock, Limited Tax General Obligation Capital
Appreciation Turbo Bonds, Series 2024
0 .000 12/01/31 6,950,765
2,783,000 Denver International Business Center Metropolitan District 1,
Denver, Colorado, General Obligation Bonds, Subordinate
Limited Tax Series 2019B
6 .000 12/01/48 2,790,472
1,485,000 (c) Denver Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, 9th and Colorado Urban Redevelopement
Area, Series 2018A
5 .250 12/01/39 1,491,274
415,000 (c) Denver Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, 9th and Colorado Urban Redevelopement
Area, Series 2018A
5 .250 12/01/39 416,569

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 452,000 (c) DIATC Metropolitan District, Commerce City, Adams County,
Colorado, General Obligation Limited Tax Bonds, Refunding &
Improvement Series 2019
3 .250% 12/01/29 $ 431,805
385,000 (c) Elbert and Highway 86 Commercial Metropolitan District,
Elbert County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2021A
3 .750 12/01/29 375,848
1,700,000 (c) Elbert and Highway 86 Commercial Metropolitan District,
Elbert County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2021A
5 .000 12/01/41 1,710,585
2,975,000 Erie Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, Series 2021
4 .000 12/01/38 2,607,283
22,750,000 (c) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6 .750 12/01/34 22,993,182
300,000 Fiddler's Business Improvement District, Colorado, Limited Tax
General Obligation Bonds, Greenwood Village Project, Series
2022
5 .000 12/01/32 309,567
1,000,000 Fiddler's Business Improvement District, Colorado, Limited Tax
General Obligation Bonds, Greenwood Village Project, Series
2022
5 .550 12/01/47 1,014,591
3,800,000 Foothills Metropolitan District, Fort Collins, Colorado, Special
Revenue Bonds, Series 2014
6 .000 12/01/38 3,760,681
7,637,000 Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2022A
5 .250 12/01/32 7,746,354
4,020,000 Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2022A
5 .500 12/01/42 4,078,047
1,990,000 (c) Future Legends Sports Park Metropolitan District 2, Colorado,
Limited Tax General Obligation Bonds, Series 2020A
1 .375 06/01/50 995,199
1,540,000 (c) Granary Metropolitan District 9, Weld County, Colorado,
Special Assessment Revenue Bonds, Special Improvement
District 1, Series 2024
5 .450 12/01/44 1,547,284
2,945,000 Grand Junction Dos Rios General Improvement District, Grand
Junction, Mesa County, Colorado, Special Revenue Bonds,
Series 2021
4 .000 12/01/31 2,750,583
3,075,000 Grand Junction Dos Rios General Improvement District, Grand
Junction, Mesa County, Colorado, Special Revenue Bonds,
Series 2021
4 .500 12/01/41 2,617,780
1,170,000 Green Valley Ranch East Metropolitan District 6, Adams
County, Colorado, Limited Tax General Obligation Bonds,
Series 2020A-3
5 .250 12/01/32 1,191,152
9,650,000 Green Valley Ranch East Metropolitan District 6, Adams
County, Colorado, Limited Tax General Obligation Bonds,
Series 2020A-3
5 .875 12/01/50 9,777,541
4,195,000 (c) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5 .500 12/01/44 4,239,777
1,288,000 Highlands Metropolitan District 1, Broomfield City  and County,
colorado, Limited Tax General Obligation Bonds, Convertible
to Unlimited Tax Series 2021
4 .000 12/01/31 1,202,350
550,000 Highlands Metropolitan District 1, Broomfield City  and County,
colorado, Limited Tax General Obligation Bonds, Convertible
to Unlimited Tax Series 2021
5 .000 12/01/41 511,201
5,070,000 Hillside at Castle Rock Metropolitan District, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2022A
6 .250 12/01/47 5,130,967
1,079,000 Hillside at Castle Rock Metropolitan District, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2022B
9 .000 12/15/47 1,078,465
500,000 Independence Water & Sanitation District, Elbert County,
Colorado, Special Revenue Bonds, Refunding and
Improvement Series 2024
5 .125 12/01/33 518,289
330,000 Jefferson Center Metropolitan District 1, Arvada, Jefferson
County, Colorado, Special Revenue Bonds, Series 2020-A2
4 .125 12/01/40 312,296

Portfolio of Investments December 31, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 3,000,000 Jefferson Center Metropolitan District 1, Arvada, Jefferson
County, Colorado, Special Revenue Bonds, Subordinate Series
2020B
5 .750% 12/15/50 $ 3,004,659
1,000,000 (c) Kinston Metropolitan District 5, Loveland, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Refunding
and Improvement Series 2025A
5 .000 12/01/35 1,042,416
3,030,000 (c) Kinston Metropolitan District 5, Loveland, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Refunding
and Improvement Series 2025A
5 .500 12/01/45 3,069,495
1,760,000 (c) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
5 .000 12/01/29 1,768,024
2,830,000 (c) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
5 .125 12/01/34 2,837,641
6,290,000 (c) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
6 .125 12/01/44 6,301,972
2,500,000 Lanterns Metropolitan District 2, Castle Rock, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series
2021A-3
4 .500 12/01/50 1,935,483
3,885,000 (c) Ledge Rock Center Commercial Metropolitan District (In the
Town of Johnstown, Weld County, Colorado), Limited Tax
General Obligation Bonds, Series 2022
6 .500 11/01/32 4,180,585
14,550,000 (c) Ledge Rock Center Commercial Metropolitan District (In the
Town of Johnstown, Weld County, Colorado), Limited Tax
General Obligation Bonds, Series 2022
7 .125 11/01/42 15,384,409
825,000 Legato Community Authority, Colorado, Commerce City
Colorado Limited Tax Supported Revenue Bonds District 12 3
& 7 Series 2021A-1
5 .000 12/01/41 765,985
3,250,000 Mayberry Community Authority, Colorado Springs, El Paso
County, Colorado, Special Revenue Bonds, Series 2021A
5 .000 12/01/41 3,132,799
5,000,000 (c) Mayberry Springs Community Authority, El Paso County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Series 2025
7 .125 12/01/45 5,043,142
930,000 Meridian Ranch Metropolitan District 2018, Subdistrict, El Paso
County, Colorado, General Obligation Limited Tax Bonds,
Series 2022
6 .250 12/01/37 971,342
1,100,000 Meridian Ranch Metropolitan District 2018, Subdistrict, El Paso
County, Colorado, General Obligation Limited Tax Bonds,
Series 2022
6 .500 12/01/42 1,143,507
1,000,000 Mountain Brook Metropolitan District, Longmont, Boulder
County, Colorado, Limited Tax General Obligation Bonds,
Series 2021
4 .500 12/01/41 863,356
2,000,000 North Range Metropolitan District 3, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3
5 .000 12/01/40 2,019,514
3,690,000 (f) Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019
4 .000 12/01/29 3,411,845
6,160,000 (f) Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019
5 .000 12/01/49 5,577,221
885,000 Parterre Metropolitan District 5, Thornton, Adams County,
Colorado, General Obligation Limited Tax Bonds, Series 2025A
5 .125 12/01/35 939,557
1,000,000 Parterre Metropolitan District 5, Thornton, Adams County,
Colorado, General Obligation Limited Tax Bonds, Series 2025A
5 .875 12/01/45 1,045,073
2,040,000 (c) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A
4 .000 12/01/35 1,850,689
2,900,000 (c) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A
5 .000 12/01/51 2,468,831
3,950,000 (h) Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Convertible Capital
Appreciation Bonds, Series 2022A-2
0 .000 12/01/42 2,775,256
4,200,000 Pinery Commercial Metropolitan District 2, Douglas County,
Colorado, Special Revenue Bonds, Series 2025
5 .750 12/01/54 4,178,718
15,790,000 Pioneer Community Authority Board (Weld County, Colorado),
Special Revenue Bonds, Series 2022
6 .500 12/01/34 15,447,393

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 500,000 Prairie Center Metropolitan District No. 3, In the City of
Brighton, Adams County, Colorado, Limited Property Tax
Supported District Improvements Revenue Bonds, Refunding
Series 2024B
5 .875% 12/15/46 $ 522,167
1,000,000 Prairie Farm Metropolitan District, In the City of Commerce
City, Adams County, Colorado, Limited Tax Convertible to
Unlimited Tax, General Obligation Bonds, Series 2018A
5 .250 12/01/48 992,584
525,000 Pronghorn Valley Metropolitan District, Aurora, Colorado,
Limited Tax General Obligatoin Bonds, Convertible to
Unlimited Tax Series 2021A
3 .750 12/01/41 462,587
290,000 Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008
6 .250 11/15/28 306,347
14,185,000 Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008
6 .500 11/15/38 17,144,035
19,135,000 (c) Pueblo Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, EVRAZ Project, Series 2021A
4 .750 12/01/45 17,948,854
200,000 Red Sky Ranch Metropolitan District, Eagle County, Colorado,
General Obligation Bonds, Refunding & Improvement Series
2015
4 .250 12/01/28 199,968
335,000 Red Sky Ranch Metropolitan District, Eagle County, Colorado,
General Obligation Bonds, Refunding & Improvement Series
2015
4 .375 12/01/30 334,996
3,195,000 Red Sky Ranch Metropolitan District, Eagle County, Colorado,
General Obligation Bonds, Refunding & Improvement Series
2015
5 .000 12/01/44 3,194,748
4,650,000 Redtail Ridge Metropolitan District, City of Louisville, Boulder
County, Colorado, General Obligation Limited Tax Capital
Appreciation Turbo Bonds, Series 2025
0 .000 12/01/32 2,924,671
3,365,000 Riverwalk Metropolitan District 2, Glendale, Arapahoe County,
Colorado, Special Revenue Bonds, Series 2022A
4 .500 12/01/32 3,180,990
9,560,000 Riverwalk Metropolitan District 2, Glendale, Arapahoe County,
Colorado, Special Revenue Bonds, Series 2022A
5 .000 12/01/42 8,783,393
1,500,000 RM Mead Metropolitan District, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A
5 .250 12/01/50 1,504,218
13,640,000 Sagebrush Farm Metropolitan District 1, Aurora, Adams
County, Colorado, General Obligation Limited Tax Bonds,
Series 2022A
6 .375 12/01/42 14,360,034
6,000,000 Sagebrush Farm Metropolitan District 1, Aurora, Adams
County, Colorado, General Obligation Limited Tax Bonds,
Series 2022A
6 .750 12/01/52 6,211,513
1,167,000 Siena Lake Metropolitan District, Gypsum, Colorado, General
Obligation Limited Tax Bonds, Series 2021
3 .250 12/01/31 1,063,248
691,000 Siena Lake Metropolitan District, Gypsum, Colorado, General
Obligation Limited Tax Bonds, Series 2021
3 .750 12/01/41 560,726
100,000 Southlands Metropolitan District 1, Colorado, Limited Tax
General Obligation Bonds, Series 2017A-1
3 .500 12/01/27 98,910
1,407,000 Spring Valley Metropolitan District 4, Elbert County, Colorado,
Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2020A
5 .000 12/01/40 1,365,680
2,000,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 3, Series 2022
5 .800 12/01/32 2,108,277
8,500,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 3, Series 2022
6 .500 12/01/42 8,989,242
1,094,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Special Improvement Revenue Bonds, Special
District 1, Series 2024
5 .625 12/01/43 1,121,213
3,205,000 Sterling Ranch Metropolitan District 1, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2020
5 .000 12/01/40 3,213,757
2,000,000 Sterling Ranch Metropolitan District 1, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2020
5 .125 12/01/50 1,919,048

Portfolio of Investments December 31, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,345,000 Sterling Ranch Metropolitan District 2, El Paso County,
Colorado, General Obligation Bonds, Limited Tax Convertible
Capital Appreciation Series 22
5 .250% 12/01/32 $ 1,379,322
5,050,000 Sterling Ranch Metropolitan District 2, El Paso County,
Colorado, General Obligation Bonds, Limited Tax Convertible
Capital Appreciation Series 22
5 .500 12/01/42 5,182,011
825,000 (c) Third Creek Metropolitan District 1, Commerce City, Colorado,
Limited Tax General Obligation Bonds, Series 2022A-1
4 .500 12/01/42 691,697
2,750,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5 .000 12/01/41 2,401,686
21,170,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5 .000 12/01/51 16,566,685
1,055,000 (c) Tree Farm Metropolitan District, Eagle County, Colorado,
General Obligation Limited Tax Bonds, Series 2021
4 .500 12/01/41 961,933
10,000,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5 .125 12/01/34 10,003,708
6,500,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5 .375 12/01/39 6,501,840
1,030,000 Verve Metropolitan District 1, Jefferson County and the City
and County of Broomfield, Colorado, General Obligation
Bonds, Refunding and Improvement Limited Tax Series 2021
5 .000 12/01/36 1,005,656
4,715,000 Verve Metropolitan District 1, Jefferson County and the City
and County of Broomfield, Colorado, General Obligation
Bonds, Refunding and Improvement Limited Tax Series 2021
5 .000 12/01/41 4,401,115
12,625,000 Verve Metropolitan District 1, Jefferson County and the City
and County of Broomfield, Colorado, General Obligation
Bonds, Refunding and Improvement Limited Tax Series 2021
5 .000 12/01/51 10,820,485
750,000 Village Metropolitan District In the Town of Avon, Eagle County,
Colorado, Special Revenue and Limited Property Tax Bonds,
Improvement Series 2025A
5 .750 12/01/55 757,053
11,450,000 Waterfront at Foster Lake Metropolitan District 2, Weld County,
Colorado, Special Revenue Bonds, Series 2022
4 .625 12/01/28 10,498,421
1,250,000 Waterview II Metropolitan District, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2022A
5 .000 12/01/41 1,258,375
2,850,000 Waterview II Metropolitan District, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2022A
5 .000 12/01/51 2,759,470
1,110,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6 .250 12/01/32 1,122,820
998,000 Westgate Metropolitan District, Colorado Springs, El Paso
County, Colorado, General Obligation Limited Tax Bonds,
Series 2022
5 .125 12/01/51 866,831
3,750,000 (c) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Convertible Capital
Appreciation Series 2021A-2
4 .625 12/01/51 2,621,004
1,600,000 (c) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4 .000 12/01/31 1,525,613
14,000,000 (c) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4 .000 12/01/36 12,551,771
26,150,000 (c) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4 .000 12/01/41 21,807,293
16,000,000 (c) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4 .125 12/01/51 12,105,898
1,498,000 Windsor Highlands Metropolitan District 9, Windsor, Larimer
County, Colorado, Limited Tax Supported Revenue Bonds,
Series 2019
5 .000 12/01/39 1,492,418
TOTAL COLORADO 551,166,677

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONNECTICUT - 0.4%
$ 1,450,000 (c) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Mary Wade Home Issue, Series 2019A-1
4 .500% 10/01/34 $ 1,374,031
8,750,000 (c) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Mary Wade Home Issue, Series 2019A-1
5 .000 10/01/54 6,858,954
615,000 (c) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, McLean Affiliates, Series 2020A
5 .000 01/01/30 616,145
11,325,000 Stamford Housing Authority, Connecticut, Revenue
Bonds, Mozaic Concierge Living Project, Entrance Fee Prin
Redemption Series 2025D
4 .250 10/01/30 11,443,501
1,000,000 Stamford Housing Authority, Connecticut, Revenue Bonds,
Mozaic Concierge Living Project, Series 2025A
5 .500 10/01/35 1,049,914
2,000,000 Stamford Housing Authority, Connecticut, Revenue Bonds,
Mozaic Concierge Living Project, Series 2025A
6 .000 10/01/40 2,104,685
600,000 Steel Point Infrastructure Improvement District, Connecticut,
Special Obligation Revenue Bonds, Steelpointe Harbor Project,
Series 2021
4 .000 04/01/31 610,035
1,755,000 Steel Point Infrastructure Improvement District, Connecticut,
Special Obligation Revenue Bonds, Steelpointe Harbor Project,
Series 2021
4 .000 04/01/41 1,677,738
750,000 (c) Steel Point Infrastructure Improvement District, Connecticut,
Special Obligation Revenue Bonds, Steelpointe Harbor Project,
Series 2024
5 .625 04/01/44 785,647
TOTAL CONNECTICUT 26,520,650
DELAWARE - 0.1%
1,365,000 (c) Bridgeville, Delaware, Special Obligation Bonds, Heritage
Shores Special Development District, Series 2024
5 .250 07/01/44 1,371,205
180,000 Delaware Economic Development Authority, Delaware,
Revenue Bonds, ASPIRA of Delaware Charter Operations Inc.
DBA Las Americas ASPIRA Academy Project, Series 2022A
4 .000 06/01/52 135,467
185,000 Delaware Economic Development Authority, Delaware,
Revenue Bonds, ASPIRA of Delaware Charter Operations Inc.
DBA Las Americas ASPIRA Academy Project, Series 2022A
4 .000 06/01/57 134,864
2,855,000 (d) Delaware Economic Development Authority, Exempt Facility
Revenue Bonds, NRG Energy Project, Refunding Series 2020B,
(Mandatory Put 10/01/35)
4 .000 10/01/40 2,863,265
125,000 Delaware Economic Development Authority, Revenue Bonds,
ASPIRA of Delaware Charter Operations, Inc. Project, Series
2016A
3 .250 06/01/26 124,306
2,000,000 (c) Milton, Delaware, Special Obligation Bonds, Granary Farm
Special Development District, Series 2024
5 .700 09/01/44 2,020,776
TOTAL DELAWARE 6,649,883
DISTRICT OF COLUMBIA - 0.2%
650,000 District of Columbia Revenue Bonds, Rocketship Education DC
Public Charter School Inc., Obligated Group -Issue 3, Series
2024A
5 .000 06/01/34 665,573
600,000 District of Columbia Revenue Bonds, Rocketship Education DC
Public Charter School Inc., Obligated Group -Issue 3, Series
2024A
5 .625 06/01/44 597,863
1,350,000 District of Columbia, Washington, D.C., Revenue Bonds,
Ingleside at Rock Creek Project, Series 2017A
5 .000 07/01/32 1,369,361
1,550,000 District of Columbia, Washington, D.C., Revenue Bonds,
Ingleside at Rock Creek Project, Series 2017A
5 .000 07/01/37 1,562,217
1,250,000 District of Columbia, Washington, D.C., Revenue Bonds,
Ingleside at Rock Creek Project, Series 2017A
5 .000 07/01/42 1,250,327
680,000 District of Columbia, Washington, D.C., Revenue Bonds,
Inspired Teaching Demonstration Public Charter School Issue,
Series 2022
5 .000 07/01/32 703,121
1,165,000 District of Columbia, Washington, D.C., Revenue Bonds,
Inspired Teaching Demonstration Public Charter School Issue,
Social Series 2022
5 .000 07/01/47 1,090,436
1,835,000 District of Columbia, Washington, D.C., Revenue Bonds,
Inspired Teaching Demonstration Public Charter School Issue,
Social Series 2022
5 .000 07/01/52 1,682,324

Portfolio of Investments December 31, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DISTRICT OF COLUMBIA (continued)
$ 1,000,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2017, (AMT)
5 .000% 10/01/36 $ 1,023,135
TOTAL DISTRICT OF COLUMBIA 9,944,357
FLORIDA - 13.6%
85,000 Abbott Square Community Development District, Zephyrhills,
Florida, Special Assessment Revenue Bonds, 2022 Project
Series 2022
4 .500 06/15/27 85,586
1,910,000 Alachua County Health Facilities Authority, Florida, Health
Facilties Revenue Bonds, Shands Teaching Hospital & Clinics,
Inc. at the University of Florida Project, Series 2014A
5 .000 12/01/44 1,910,666
560,000 Amelia Walk Community Development District, Florida, Special
Assessment Bonds, Area 3-A Series 2018A
4 .750 11/01/29 572,329
620,000 (c) Amelia Walk Community Development District, Florida, Special
Assessment Bonds, Area 3-B Series 2018A
4 .750 11/01/29 636,555
270,000 Amelia Walk Community Development District, Florida, Special
Assessment Bonds, Area A-2 Series 2016
5 .500 11/01/30 273,248
400,000 Angeline Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Area 1 Project,
Series 2025
4 .000 05/01/30 400,106
1,000,000 Angeline Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Area 1 Project,
Series 2025
5 .500 05/01/45 1,011,368
205,000 (c) Antillia Community Development District, Florida, Special
Assessment Revenue Bonds, Project Series 2024
5 .000 05/01/31 209,445
865,000 (c) Antillia Community Development District, Florida, Special
Assessment Revenue Bonds, Project Series 2024
5 .600 05/01/44 884,221
625,000 (c) Arbors Community Development District, Florida, Revenue
Bonds, Capital Improvement 2024 Project Area Series 2024
4 .400 05/01/31 636,185
1,005,000 (c) Arbors Community Development District, Florida, Revenue
Bonds, Capital Improvement 2024 Project Area Series 2024
5 .150 05/01/44 1,018,032
420,000 Arborwood Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien
Series 2018A-2
4 .625 05/01/28 425,065
270,000 (c) Armstrong Community Development District, Clay County,
Florida, Special Assessment Revenue Bonds, Series 2017A
4 .500 11/01/28 273,050
70,000 Avalon Groves Community Development District, Florida,
Special Assessment Bonds, Area 1 Project, Series 2017
5 .000 05/01/28 71,249
210,000 Avalon Groves Community Development District, Florida,
Special Assessment Bonds, Area 2 Project, Series 2017A-1
5 .375 05/01/28 214,842
30,000 Avalon Groves Community Development District, Florida,
Special Assessment Bonds, Area 3 Project, Series 2021
2 .375 05/01/26 29,868
250,000 Avalon Groves Community Development District, Florida,
Special Assessment Bonds, Area 3 Project, Series 2021
3 .000 05/01/32 243,932
740,000 Avalon Groves Community Development District, Florida,
Special Assessment Bonds, Area 3 Project, Series 2021
3 .375 05/01/41 663,603
170,000 Avalon Groves Community Development District, Florida,
Special Assessment Bonds, Phase 1 & 2 Sub-Assessment Area
1 Project, Series 2019
3 .700 11/01/29 170,630
200,000 (c) Avalon Park West Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, 2022
Project Area, Refunding Series 2022
4 .700 05/01/32 208,542
515,000 (c) Avalon Park West Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, 2022
Project Area, Refunding Series 2022
5 .500 05/01/42 539,735
245,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Ave Maria National Project,
Series 2021
2 .600 05/01/26 243,787
1,355,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Ave Maria National Project,
Series 2021
3 .200 05/01/31 1,309,923
310,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 3 Project,
Series 2018
4 .900 05/01/29 317,636

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 525,000 (c) Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 4 Project,
Series 2020
3 .800% 05/01/32 $ 526,040
165,000 (c) Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 4 Project,
Series 2020
4 .300 05/01/42 157,431
210,000 (c) Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 5 Project,
Series 2022
3 .000 05/01/27 207,837
915,000 (c) Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 5 Project,
Series 2022
3 .300 05/01/32 887,980
465,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Phase 5 Master Improvement
Project, Series 2025
4 .000 05/01/30 465,124
565,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Phase 5 Master Improvement
Project, Series 2025
4 .375 05/01/35 567,184
3,085,000 (c) Avenir Community Development District, Palm Beach Gardens,
Florida, Special Assessment Bonds, Area 2 Project, Series
2021B
5 .000 05/01/41 3,228,978
20,000 Aviary at Rutland Ranch Community Development District,
Manatee County, Florida, Special Assessment Bonds, Area 2
Project, Series 2021
2 .450 11/01/26 19,819
175,000 Aviary at Rutland Ranch Community Development District,
Manatee County, Florida, Special Assessment Bonds, Area 2
Project, Series 2021
3 .100 11/01/31 171,284
500,000 Aviary at Rutland Ranch Community Development District,
Manatee County, Florida, Special Assessment Bonds, Area 2
Project, Series 2021
3 .400 11/01/41 446,324
140,000 (c) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2018
Project Series 2018
4 .500 11/01/28 142,396
130,000 (c) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2021
Project Series 2021
2 .375 05/01/26 129,312
1,250,000 (c) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2024
Project Series 2024
4 .300 05/01/31 1,262,890
165,000 (c) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 2B, Series 2018
4 .500 11/01/29 168,916
140,000 (c) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 4, Series 2018
4 .500 11/01/29 143,291
150,000 Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, Series
2015
4 .750 11/01/26 150,121
275,000 Ballentrae Hillsborough Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Series 2014
5 .000 11/01/28 275,260
480,000 Balm Grove Community Development District, Florida, Special
Assessment Bonds, 2022 Project, Series 2022
3 .250 11/01/27 475,968
1,295,000 Balm Grove Community Development District, Florida, Special
Assessment Bonds, 2022 Project, Series 2022
3 .625 11/01/32 1,262,222
200,000 (c) Bannon Lakes Community Development District, Saint Johns
County, Florida, Special Assessment Revenue Bonds, Series
2021
3 .000 05/01/31 193,782
2,500,000 Bay County, Florida, Educational Facilities Revenue Refunding
Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A
5 .000 09/01/43 2,500,181
55,000 Bay County, Florida, Educational Facilities Revenue Refunding
Bonds, Bay Haven Charter Academy, Inc. Project, Series 2016
3 .625 09/01/26 54,933
485,000 (c) Beaumont Communit Development District 1, City of
Wildwood, Florida, Special Assessment Bonds, Series 2019 A-1
4 .750 11/01/29 496,679

Portfolio of Investments December 31, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 180,000 Bellagio Community Development District, Hialeah, Florida,
Special Assessment Bonds, Series 2013
6 .000% 11/01/27 $ 186,127
490,000 Bellagio Community Development District, Hialeah, Florida,
Special Assessment Bonds, Series 2016
3 .750 11/01/31 487,125
235,000 Belmont Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A
4 .750 11/01/27 239,246
200,000 Belmont II Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, 2020
Aessessment Area, Series 2020
3 .125 12/15/30 197,221
300,000 (c) Berry Bay II Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, 2024
Project Series 2024
4 .450 05/01/31 303,771
620,000 (c) Berry Bay II Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, 2024
Project Series 2024
5 .200 05/01/44 620,570
110,000 Black Creek Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Project 2020 Series
2022
4 .800 06/15/27 111,401
455,000 Boggy Branch Community Development District, Jacksonville,
Florida, Special Assessment Revenue Bonds, Phase 1 Series
2021
3 .000 05/01/31 435,522
6,055,000 Boggy Creek Improvement District, Orlando, Florida, Special
Assessment Revenue Bonds, Refunding Series 2013
5 .125 05/01/43 6,055,707
930,000 Boggy Creek Improvement District, Orlando, Florida, Special
Assessment Revenue Bonds, Refunding Series 2023
4 .500 05/01/33 958,576
1,770,000 Boggy Creek Improvement District, Orlando, Florida, Special
Assessment Revenue Bonds, Refunding Series 2023
5 .125 05/01/43 1,813,691
1,685,000 (c) Bradbury Community Development District, Haines City,
Florida, Special Assessment Bonds, Series 2023
5 .250 05/01/43 1,724,074
170,000 (c) Bridgewater North Community Development District, Saint
Johns County, Florida, Capital Improvement Revenue Bonds,
Series 2022
3 .125 05/01/27 168,392
500,000 (c) Bridgewater North Community Development District, Saint
Johns County, Florida, Capital Improvement Revenue Bonds,
Series 2022
3 .500 05/01/32 489,707
105,000 Brightwater Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1 Project,
Series 2021
2 .375 05/01/26 104,674
375,000 Brightwater Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1 Project,
Series 2021
2 .850 05/01/31 366,363
1,675,000 Brightwater Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1 Project,
Series 2021
3 .150 05/01/41 1,462,780
380,000 (c) Brightwater Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2 Project,
Series 2024
4 .550 05/01/31 387,980
700,000 (c) Brightwater Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2 Project,
Series 2024
5 .350 05/01/44 718,483
135,000 (c) Brookstone Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area Two Series 2022
4 .375 05/01/27 135,536
350,000 (c) Brookstone Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area Two Series 2022
4 .750 05/01/32 361,126
395,000 (c) Brookstone Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds, Series
2018
4 .625 11/01/28 400,707
5,355,000 Broward County, Florida, Airport System Revenue Bonds,
Series 2015A, (AMT)
4 .100 10/01/37 5,355,705
2,565,000 Broward County, Florida, Airport System Revenue Bonds,
Series 2015A, (AMT)
5 .000 10/01/40 2,566,136

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 4,000,000 Broward County, Florida, Airport System Revenue Bonds,
Series 2015A, (AMT)
5 .000% 10/01/45 $ 3,998,059
215,000 (c) Buckhead Trails Community Development District, Manatee
County Florida, Special Assessment Bonds, 2022 Project Series
2022
4 .750 05/01/27 216,033
420,000 (c) Buckhead Trails Community Development District, Manatee
County Florida, Special Assessment Bonds, 2022 Project Series
2022
5 .250 05/01/32 436,468
1,000,000 (c) Buckhead Trails Community Development District, Manatee
County Florida, Special Assessment Bonds, 2022 Project Series
2022
5 .625 05/01/42 1,051,265
590,000 Buckhead Trails Community Development District, Manatee
County, Florida, Special Assessment Bonds, 2024 Project Series
2024
5 .600 05/01/44 597,554
135,000 Bullfrog Creek Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2017
4 .750 11/01/28 137,619
325,000 Caldera Community Development District, Hernando County,
Florida, Special Assessment Revenue Bonds, Area One Series
2024
4 .300 05/01/31 328,355
715,000 Caldera Community Development District, Hernando County,
Florida, Special Assessment Revenue Bonds, Area One Series
2024
5 .000 05/01/44 715,667
1,105,000 (c) Capital Projects Finance Authority, Florida, Educational
Facilities Revenue Bonds, Imagine School at North Port, Series
2025A
5 .000 06/15/35 1,115,175
2,000,000 (c) Capital Projects Finance Authority, Florida, Educational
Facilities Revenue Bonds, Imagine School at North Port, Series
2025A
6 .250 06/15/45 2,022,247
355,000 (c) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5 .000 12/15/26 356,362
330,000 (c) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5 .000 12/15/27 331,194
350,000 (c) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5 .000 12/15/28 351,231
365,000 (c) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5 .000 12/15/29 366,277
510,000 (c) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5 .000 12/15/30 511,589
445,000 (c) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, AcadeMir Charter Schools, Series 2021A
3 .000 07/01/31 417,831
165,000 (c) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, AcadeMir Charter Schools, Series 2021A
4 .000 07/01/41 145,070
500,000 (c) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, AcadeMir Charter Schools, Series 2021A-2
2 .500 07/01/31 457,564
750,000 (c) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, AcadeMir Charter Schools, Series 2021A-2
4 .000 07/01/41 659,411
190,000 (c) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Imagine School at Land O'Lakes Project, Series 2020A
3 .000 12/15/29 178,083
1,285,000 (c) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Imagine School at Land O'Lakes Project, Series 2020A
5 .000 12/15/39 1,211,978
235,000 (c) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Imagine School at North Manatee, Series 2021A
3 .250 06/01/31 217,999
235,000 (c) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Imagine School at North Manatee, Series 2021C
5 .000 06/01/41 221,569
1,050,000 (c) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Pineapple Cove Classical Academy, Series 2019A
5 .125 07/01/39 1,033,406
570,000 (c) Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2018
5 .900 08/15/28 583,234
515,000 (c) Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2018
6 .100 08/15/38 527,453
695,000 (c) Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter
School Project, Series 2017A
4 .750 07/01/27 699,156
330,000 (c) Capital Trust Agency, Florida, Revenue Bonds, Viera Charter
School Project, Series 2017A
4 .000 10/15/29 328,703

Portfolio of Investments December 31, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 355,000 (c) Capital Trust Agency, Florida, Revenue Bonds, Viera Charter
School Project, Series 2019A
4 .000% 10/15/29 $ 353,604
620,000 (c) Capital Trust Agency, Florida, Senior Living Facilities Revenue
Bonds, Elim Senior Housing, Inc. Project, Series 2017
5 .000 08/01/27 609,768
490,000 (c) Capital Trust Agency, Florida, Senior Living Facilities Revenue
Bonds, Elim Senior Housing, Inc. Project, Series 2017
5 .375 08/01/32 473,765
3,000,000 (c) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
5 .125 08/15/39 2,985,525
2,000,000 (c) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
5 .750 08/15/49 1,907,117
855,000 Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Classical Academy of Sarasota Project, Series 2025
5 .000 07/01/36 873,663
2,000,000 (c) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, IPS Enterprises, Inc. Projects, Refunding Series 2023A
5 .125 06/15/33 2,076,049
3,600,000 (c) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, IPS Enterprises, Inc. Projects, Refunding Series 2023A
6 .000 06/15/43 3,697,667
1,390,000 Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, LLT Academy South Bay Project, Series 2025
6 .000 06/15/35 1,438,850
2,825,000 Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, LLT Academy South Bay Project, Series 2025
7 .000 06/15/45 2,901,229
405,000 Carlton Lakes Community Developement District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series
2015
5 .125 11/01/29 409,645
810,000 (c) Caymas Community Development District, Collier County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 1, Series 2024
5 .300 05/01/44 818,860
245,000 (c) Cedar Crossing Community Development District, Polk County,
Florida, Special Assessment Bond, 2025 Project, Series 2025
4 .300 05/01/32 247,698
365,000 (c) Cedar Crossing Community Development District, Polk County,
Florida, Special Assessment Bond, 2025 Project, Series 2025
5 .300 05/01/45 365,006
75,000 Celebration Community Development District, Florida, Special
Assessment Bonds, Assessment Area 1, Series 2021
2 .250 05/01/26 74,622
2,935,000 (f) Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue Bonds,
Series 2014
5 .000 05/01/34 2,348,000
2,625,000 (f) Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue Bonds,
Series 2014
5 .125 05/01/45 2,100,000
1,115,000 (f) Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue Bonds,
Series 2017
5 .000 05/01/32 892,000
3,810,000 (f) Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue Bonds,
Series 2017
5 .000 05/01/48 3,048,000
450,000 (f) Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue Bonds,
Series 2021
2 .375 05/01/26 360,000
1,090,000 (f) Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue Bonds,
Series 2021
3 .000 05/01/31 872,000
400,000 (c) Center Lake Ranch West Community Development District,
Florida, Revenue Bonds, Capital Improvement Assessment
Area Two Series 2025
4 .000 05/01/30 400,503
400,000 (c) Center Lake Ranch West Community Development District,
Florida, Revenue Bonds, Capital Improvement Assessment
Area Two Series 2025
4 .250 05/01/35 401,172
750,000 (c) Center Lake Ranch West Community Development District,
Florida, Revenue Bonds, Capital Improvement Assessment
Area Two Series 2025
5 .300 05/01/45 754,763
135,000 Centre Lake Community Development District, Miami Lakes,
Florida, Special Assessment Bonds, Series 2016
4 .125 12/15/27 135,434
500,000 Centre Lake Community Development District, Miami Lakes,
Florida, Special Assessment Bonds, Series 2016
4 .500 12/15/32 502,896

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 230,000 (c) Centre Lake Community Development District, Miami Lakes,
Florida, Special Assessment Bonds, Series 2021
2 .750% 05/01/26 $ 229,085
250,000 (c) Centre Lake Community Development District, Miami Lakes,
Florida, Special Assessment Bonds, Series 2021
2 .750 05/01/29 241,687
255,000 (c) Centre Lake Community Development District, Miami Lakes,
Florida, Special Assessment Bonds, Series 2021
3 .000 05/01/42 218,236
610,000 Chaparral of Palm Bay Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 1 Project, Series 2020A-1
3 .250 05/01/31 598,360
410,000 (c) Chaparral of Palm Bay Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 2 Project, Series 2024
4 .500 05/01/31 415,503
1,340,000 (c) Chaparral of Palm Bay Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 2 Project, Series 2024
5 .200 05/01/44 1,347,200
25,000 (c) Chapel Creek Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2021 Project, Series
2021
2 .500 05/01/26 24,898
560,000 (c) Chapel Creek Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2021 Project, Series
2021
3 .375 05/01/41 503,460
240,000 (c) Chapel Creek Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Series 2024
Project, Series 2024
4 .625 05/01/31 245,044
700,000 (c) Chapel Creek Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Series 2024
Project, Series 2024
5 .500 05/01/44 715,619
13,750,000 (c) Charlotte County Industrial Development Authority, Florida,
Utility System Revenue Bonds, Town & Country Utilities Project,
Series 2019, (AMT)
5 .000 10/01/49 13,473,593
600,000 (c) Charlotte County Industrial Development Authority, Florida,
Utility System Revenue Bonds, Town & Country Utilities Project,
Series 2025, (AMT)
5 .125 10/01/35 620,666
245,000 (c) Coco Palms Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Expansion Area
Project, Series 2019
4 .000 06/15/29 246,326
405,000 (c) Collier County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Gulf Coast Charter
Academy South Project, Series 2017A
4 .100 12/01/27 402,951
1,360,000 (c) Collier County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Gulf Coast Charter
Academy South Project, Series 2017A
5 .000 12/01/37 1,361,130
2,205,000 (c) Collier County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Gulf Coast Charter
Academy South Project, Series 2017A
5 .000 12/01/47 2,008,386
275,000 (c) Collier County, Florida, Capital Improvement Revenue Bonds,
Series 2005
4 .450 05/01/31 279,360
290,000 (c) Connerton East Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 2 Project, Series 2025
4 .250 06/15/30 293,088
225,000 (c) Connerton East Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 2 Project, Series 2025
4 .650 06/15/35 232,854
370,000 (c) Connerton East Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 2 Project, Series 2025
5 .450 06/15/45 376,527
250,000 Connerton East Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 3 Project, Series 2025
4 .000 06/15/30 250,621
375,000 Connerton East Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 3 Project, Series 2025
4 .250 06/15/35 376,017

Portfolio of Investments December 31, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 750,000 Connerton East Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 3 Project, Series 2025
5 .250% 06/15/45 $ 751,080
220,000 (c) Copper Creek Community Development District, Port Saint
Lucie, Florida, Special Assessment Bonds, Series 2019
4 .000 11/01/29 221,506
165,000 Coral Keys Homes Community Development District, Miami-
Dade County, Florida, Special Assessment Revenue Bonds,
Series 2020
3 .125 05/01/30 162,798
355,000 (c) Coral Lakes Community Development District, Charlotte
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2024
4 .625 11/01/31 364,642
1,165,000 (c) Coral Lakes Community Development District, Charlotte
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2024
5 .500 11/01/44 1,201,368
440,000 (c) Corkscrew Farms Community Development District, Lee
County, Florida, Special Assessment Bonds, Area 2 Project,
Series 2017
4 .500 11/01/28 444,652
185,000 Creekside at Twin Creeks Community Development District,
Florida, Special Assessment Bonds, Area 1 Project, Series
2016A-1
4 .625 11/01/27 187,330
615,000 Creekview Community Development District, Clay County,
Florida, Special Assessment Revenue Bonds, Phase 1 Project
Series 2022
4 .250 05/01/32 619,188
1,535,000 Creekview Community Development District, Clay County,
Florida, Special Assessment Revenue Bonds, Phase 1 Project
Series 2022
4 .625 05/01/42 1,514,109
650,000 (c) Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2018
4 .750 11/01/29 667,226
210,000 Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2022
3 .400 05/01/27 209,835
1,000,000 Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2022
3 .750 05/01/32 1,013,420
275,000 Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2023
4 .500 05/01/30 280,059
1,000,000 Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2023
5 .125 05/01/43 1,024,231
275,000 (c) Crossings Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2024
4 .750 05/01/31 279,435
915,000 (c) Crossings Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2024
5 .350 05/01/44 926,112
835,000 (c) Crosswinds East Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds,
Assessment Area One Series 2024
4 .625 05/01/31 851,877
1,020,000 (c) Crosswinds East Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds,
Assessment Area One Series 2024
5 .500 05/01/44 1,044,147
45,000 Crystal Cay Community Development District, Florida, Special
Assessment Bonds, 2021 Project, Series 2021
2 .250 05/01/26 44,795
855,000 Crystal Cay Community Development District, Florida, Special
Assessment Bonds, 2021 Project, Series 2021
3 .050 05/01/41 773,355
390,000 (c) Curiosity Creek Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2024
4 .650 05/01/31 395,206
1,000,000 (c) Curiosity Creek Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2024
5 .400 05/01/44 1,007,193
460,000 (c) Curiosity Creek Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 2, Series 2025
4 .250 05/01/30 460,615
1,020,000 (c) Curiosity Creek Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 2, Series 2025
4 .500 05/01/35 1,022,324

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 2,310,000 (c) Curiosity Creek Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 2, Series 2025
5 .600% 05/01/45 $ 2,319,021
1,850,000 Currents Community Development District, Collier County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 2 Series 2024
5 .000 05/01/31 1,874,668
6,770,000 Currents Community Development District, Collier County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 2 Series 2024
5 .500 05/01/44 6,790,175
930,000 (c) Currents Community Development District, Collier County,
Florida, Capital Improvement Revenue Bonds, Series 2020B
4 .250 05/01/41 881,409
360,000 (c) Currents Community Development District, Collier County,
Florida, Capital Improvement Revenue Bpnds, Series 2020A
4 .000 05/01/40 341,479
1,025,000 Cypress Bluff Community Development District, Florida,
Special Assessment Bonds, Series 2019
4 .125 05/01/29 1,036,867
170,000 Cypress Mill Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2023
4 .000 05/01/28 170,979
450,000 Cypress Mill Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2023
4 .000 05/01/33 448,153
295,000 (c) Cypress Park Estates Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area 1
Project, Series 2020
3 .250 05/01/30 289,043
495,000 (c) Cypress Park Estates Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area 2
Project, Series 2020
4 .000 05/01/40 482,499
255,000 (c) Deerbrook Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2023 Project Series 2023
4 .375 05/01/30 259,200
1,000,000 (c) Deerbrook Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2023 Project Series 2023
5 .250 05/01/43 1,025,668
370,000 Del Webb Oak Creek Community Development District, Lee
County, Florida, Special Assessment Bonds, 2023 Project,
Series 2023
4 .125 05/01/30 375,579
260,000 (c) Del Webb River Reserve Community Development District,
Pasco County, Florida, Special Assessment Bonds, Series 2025
4 .375 05/01/30 263,576
200,000 (c) Del Webb River Reserve Community Development District,
Pasco County, Florida, Special Assessment Bonds, Series 2025
4 .750 05/01/35 208,603
180,000 (c) Del Webb Sunchase Community Development District,
Manatee County, Florida, Special Assessment Bonds, Series
2025
4 .250 05/01/30 182,698
250,000 (c) Del Webb Sunchase Community Development District,
Manatee County, Florida, Special Assessment Bonds, Series
2025
4 .650 05/01/35 261,273
415,000 (c) Del Webb Sunchase Community Development District,
Manatee County, Florida, Special Assessment Bonds, Series
2025
5 .450 05/01/45 423,831
505,000 (c) Downden West Community Development District, Florida,
Revenue Bonds Series 2018
4 .850 05/01/29 515,976
2,535,000 Durbin Crossing Community Development District, Florida,
Special Assessment Bonds, Senior Refunding Series 2017A-1 -
AGM Insured
5 .000 05/01/32 2,615,574
75,000 DW Bayview Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds, 2022
Assessment Area Series 2022
4 .300 05/01/27 75,361
175,000 DW Bayview Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds, 2022
Assessment Area Series 2022
4 .500 05/01/32 181,896
575,000 (c) Eagle Pointe Community Development District, Manatee
County, Florida, Special Assessment Bonds, 2020 Project
Assessment Area Series 2020
3 .625 05/01/31 565,356
20,000 East 547 Community Development District, Florida, Special
Assessment Bonds, Area 1 Series 2021
2 .500 05/01/26 19,910
150,000 East 547 Community Development District, Florida, Special
Assessment Bonds, Area 1 Series 2021
3 .000 05/01/31 146,222

Portfolio of Investments December 31, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 405,000 East 547 Community Development District, Florida, Special
Assessment Bonds, Area 1 Series 2021
3 .300% 05/01/41 $ 359,869
235,000 (c) East Bonita Beach Road Community Development District,
Bonita Springs, Florida, Special Assessment Bonds, Area 1
Series 2018
4 .375 11/01/29 240,127
230,000 East Homestead Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2019
4 .125 11/01/29 232,600
400,000 East Nassau Stewardship District, Florida, Special Assessment
Revenue Bonds, Series 2018
4 .600 05/01/29 407,057
165,000 East Nassau Stewardship District, Florida, Special Assessment
Revenue Bonds, Series 2021
2 .400 05/01/26 164,221
480,000 East Nassau Stewardship District, Florida, Special Assessment
Revenue Bonds, Series 2021
3 .000 05/01/31 466,748
1,265,000 East Nassau Stewardship District, Florida, Special Assessment
Revenue Bonds, Series 2021
3 .500 05/01/41 1,142,588
325,000 (c) East Palm Drive Community Development District, Florida,
Special Assessment Bonds, Assessment Area 1, Series 2024
4 .375 06/15/31 330,134
750,000 (c) East Palm Drive Community Development District, Florida,
Special Assessment Bonds, Assessment Area 1, Series 2024
5 .100 06/15/44 759,611
800,000 Edgewater East Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2021
3 .100 05/01/31 772,189
2,625,000 Edgewater East Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2021
3 .600 05/01/41 2,287,694
820,000 Edgewater East Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 3 Series 2025
5 .125 05/01/35 843,154
925,000 Edgewater East Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 3 Series 2025
6 .100 05/01/45 958,897
1,095,000 Edgewater West Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area One Series 2024
4 .500 05/01/31 1,105,068
1,000,000 Edgewater West Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area One Series 2024
5 .250 05/01/44 992,273
100,000 (c) Entrada Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2021
2 .125 05/01/26 99,439
45,000 (c) Epperson North Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3,
Series 2021A
2 .450 11/01/26 44,487
200,000 (c) Epperson North Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 4,
Series 2024
4 .500 05/01/31 203,059
500,000 (c) Epperson North Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 4,
Series 2024
5 .300 05/01/44 503,966
265,000 Epperson Ranch Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2017A-1
5 .000 11/01/28 269,890
240,000 (c) Epperson Ranch II Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2018A-1
5 .000 05/01/30 245,842
1,500,000 (d) Escambia County, Florida, Environmental Improvement
Revenue Bonds, International Paper Company Projects,
Refunding Series 2019B, (Mandatory Put 10/01/31)
3 .450 11/01/33 1,505,785
45,000 Esplanade Lake Club Community Development District, Lee
County, Florida, Capital Improvement Bonds, Series 2019A-2
3 .625 11/01/30 44,292
150,000 Estancia at Wiregrass Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds, Series
2013
6 .375 11/01/26 150,322
410,000 (c) Evergreen Community Development District, Florida, Special
Assessment Bonds, Series 2019
4 .250 11/01/29 415,612
500,000 (c) Everlands Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 2 Series 2024
4 .450 06/15/31 507,103

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 925,000 (c) Everlands Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 2 Series 2024
5 .200% 06/15/44 $ 930,834
350,000 Finley Woods Community Development District, Florida,
Capital Improvement Bonds, Series 2020
4 .000 05/01/40 330,929
1,495,000 Florida Department of Transportation, Full Faith and Credit
Right-of-Way Acquisition and Bridge Construction Bonds,
Series 2025B
4 .500 07/01/47 1,525,585
130,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Classical Preparatory Incorporated
Project, Series 2017A
5 .000 06/15/27 130,382
50,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Classical Preparatory Incorporated
Project, Series 2018A
5 .000 06/15/28 50,146
930,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Cornerstone Charter Schools Project,
Series 2022
5 .000 10/01/32 957,275
1,505,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Creative Inspiration Journey School
of St. Cloud, Series 2021A
5 .000 06/15/31 1,522,819
1,245,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Creative Inspiration Journey School
of St. Cloud, Series 2021A
5 .000 06/15/41 1,164,330
785,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Creative Inspiration Journey School
of St. Cloud, Series 2021A
5 .000 06/15/51 670,934
805,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Creative Inspiration Journey School
of St. Cloud, Series 2021A
5 .000 06/15/56 668,984
330,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Elementary
School Project, Series 2017A
5 .000 07/01/27 331,719
1,640,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Upper
School Project, Series 2017C
5 .150 07/01/27 1,654,320
365,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Dreamers Academy Project, Taxable
Series 2022B
5 .250 01/15/28 363,022
6,405,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Florida Charter Foundation Inc.
Projects, Series 2016A
4 .750 07/15/36 6,353,099
625,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Global Outreach Charter Academy,
Series 2021A
4 .000 06/30/36 544,472
765,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Global Outreach Charter Academy,
Series 2021A
4 .000 06/30/41 602,825
1,855,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Global Outreach Charter Academy,
Series 2021A
4 .000 06/30/46 1,328,550
1,350,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Innovation Montessori Ocoee
Projects, Taxable Series 2022A
5 .000 07/01/32 1,332,095
3,135,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Innovation Montessori Ocoee
Projects, Taxable Series 2022A
5 .375 07/01/42 2,903,269
3,000,000 (c),(d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Parrish Charter Academy Inc Series
2023A, (Mandatory Put 6/15/28)
6 .250 04/23/58 2,985,335
800,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School Inc.
Projects, Series 2025A
4 .900 06/15/35 830,807
1,235,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2014A
5 .750 06/15/29 1,236,114

Portfolio of Investments December 31, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,510,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2014A
6 .000% 06/15/34 $ 1,511,527
470,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2020C
4 .000 09/15/30 458,580
500,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Southwest Charter Foundation Inc
Projects, Series 2017A
6 .125 06/15/47 492,106
200,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, The Florida Charter Educational
Foundation Inc. Projects, Series 2016A
5 .125 06/15/26 200,446
700,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Refunding Bonds, Central Charter School,
Series 2022
5 .250 08/15/37 681,840
11,700,000 (c),(d) Florida Development Finance Corporation, Florida, Solid
Waste Disposal Revenue Bonds, GFL Solid Waste Southeast
LLC Project Series 2024A, (AMT), (Mandatory Put 10/01/31)
4 .375 10/01/54 11,842,992
2,300,000 (c) Florida Development Finance Corporation, Florida, Solid
Waste Disposal Revenue Bonds, Waste Pro USA, Inc. Project,
Series 2019, (AMT)
5 .000 05/01/29 2,321,601
9,500,000 (c),(d) Florida Development Finance Corporation, Florida, Solid
Waste Disposal Revenue Bonds, Waste Pro USA, Inc. Project,
Series 2023, (AMT), (Mandatory Put 7/01/26)
6 .125 07/01/32 9,541,492
7,000,000 (c),(d) Florida Development Finance Corporation, Florida, Solid
Waste Disposal Revenue Bonds, Waste Pro USA, Inc. Project,
Series 2025, (AMT), (Mandatory Put 7/01/30)
4 .450 07/01/37 7,058,950
49,710,000 (c) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12 .000 07/15/32 11,519,442
15,910,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .000 07/01/38 11,932,500
39,650,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .000 07/01/41 29,737,500
83,550,000 (c),(d) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025B, (AMT), (Mandatory Put 6/15/26)
10 .000 07/01/57 58,485,000
3,920,000 (c) Florida Development Finance Corporation, Revenue Bonds,
IPS Florida LLC-Idea Florida, Inc. Jacksonville IV, Series 2022
5 .250 06/15/29 3,930,889
225,000 (c) Florida Development Finance Corporation, Senior Living
Revenue Bonds, Glenridge on Palmer Ranch Project, Refunding
Series 2021
5 .000 06/01/35 233,158
1,305,000 (c) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024A-1
5 .000 06/01/44 1,264,348
1,540,000 (c) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024B
6 .500 06/01/59 1,339,240
3,310,000 Florida Housing Finance Corporation, Multifamily Mortgage
Revenue Bonds, Brookside Square Apartments, Series 2015J,
(Mandatory Put 6/01/32)
5 .000 06/01/57 3,296,926
10,100,000 (c) Florida Local Government Finance Commission, Senior Living
Revenue Bonds, Fleet Landing at Nocatee Project Series 2025A
4 .200 11/15/30 10,165,001
3,000,000 Florida Local Government Finance Commission, Senior Living
Revenue Bonds, Fleet Landing at Nocatee Project Series 2025A
4 .450 11/15/31 3,032,671
230,000 Florida Municipal Loan Council, Capital Improvement Revenue
Bonds, Shingle Creek Transportation and Utility Series 2024,
(AMT)
4 .500 05/01/31 233,904
255,000 Flow Way Community Development District, Collier County,
Florida, Special Assessment Bonds, Phase 5 Project, Series
2016
4 .350 11/01/27 256,380

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 750,000 (c) Flow Way Community Development District, Collier County,
Florida, Special Assessment Bonds, Refunding Series 2024
5 .000% 05/01/34 $ 811,563
1,100,000 (c) Flow Way Community Development District, Collier County,
Florida, Special Assessment Bonds, Refunding Series 2024
5 .000 05/01/44 1,115,202
225,000 Forest Brooke Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2017
4 .500 12/15/27 227,609
190,000 Fox Branch Ranch Community Development District, Polk
County, Florida, Revenue Bonds, Capital Improvement Area
One Series 2025
4 .150 05/01/30 191,907
225,000 Fox Branch Ranch Community Development District, Polk
County, Florida, Revenue Bonds, Capital Improvement Area
One Series 2025
4 .375 05/01/35 230,319
540,000 Fox Branch Ranch Community Development District, Polk
County, Florida, Revenue Bonds, Capital Improvement Area
One Series 2025
5 .200 05/01/45 542,389
350,000 (c) Gas Worx Community Development District, Tampa, Florida,
Special Assessment Bonds, Series 2025
4 .625 05/01/30 357,593
625,000 (c) Gas Worx Community Development District, Tampa, Florida,
Special Assessment Bonds, Series 2025
5 .000 05/01/36 654,177
3,865,000 (c) Gas Worx Community Development District, Tampa, Florida,
Special Assessment Bonds, Series 2025
5 .750 05/01/45 3,967,189
685,000 (c) GIR East Community Development District, Osceola County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 1, Series 2025
4 .300 05/01/32 692,572
1,500,000 (c) GIR East Community Development District, Osceola County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 1, Series 2025
5 .300 05/01/45 1,494,723
65,000 Glen St Johns Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2006
5 .250 05/01/38 65,059
600,000 (c) Governors Park South Community Development District, Clay
County, Florida, Special Assessment Revenue Bonds, Area 1
Series 2025
4 .375 05/01/32 608,283
1,000,000 (c) Governors Park South Community Development District, Clay
County, Florida, Special Assessment Revenue Bonds, Area 1
Series 2025
5 .400 05/01/45 996,506
120,000 (c) Gracewater Sarasota Community Development District,
Sarasota County, Florida, Capital Improvement Revenue
Bonds, Series 2021
2 .400 05/01/26 119,305
665,000 (c) Gracewater Sarasota Community Development District,
Sarasota County, Florida, Capital Improvement Revenue
Bonds, Series 2021
2 .950 05/01/31 622,419
185,000 Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, South Parcel
Assessment Area Project, Series 2016
4 .250 05/01/26 185,322
610,000 Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Improvement
Bonds, Assessment Area Two Project, Refunding Series
2014A-2
5 .875 05/01/28 610,973
40,000 (c) Grand Oaks Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Assessment Area
3, Series 2021
2 .625 11/01/26 39,507
220,000 (c) Grand Oaks Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Assessment Area
3, Series 2021
3 .200 11/01/31 213,540
560,000 (c) Grand Oaks Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Assessment Area
3, Series 2021
3 .500 11/01/41 501,578
440,000 Grand Oaks Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Series 2019A
4 .125 11/01/29 444,879
12,500,000 Greater Orlando Aviation Authority, Florida, Orlando Airport
Facilities Revenue Bonds, Priority Subordinated Series 2017A,
(AMT)
5 .000 10/01/47 12,535,971
970,000 Greater Orlando Aviation Authority, Florida, Orlando Airport
Facilities Revenue Bonds, Series 2015A, (AMT)
4 .000 10/01/40 955,368

Portfolio of Investments December 31, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,660,000 Greater Orlando Aviation Authority, Florida, Special Purpose
Airport Facilities Revenue Bonds, United Airlines, Inc. Project,
Series 2025, (AMT)
5 .250% 11/01/35 $ 1,774,864
1,700,000 Greater Orlando Aviation Authority, Florida, Special Purpose
Airport Facilities Revenue Bonds, United Airlines, Inc. Project,
Series 2025, (AMT)
5 .500 11/01/36 1,843,715
325,000 Grove Resort Community Development District, Orange
County, Florida, Special Assessment Revenue Bonds, Series
2017A
5 .000 11/01/28 333,294
50,000 Gulfstream Polo Community Development District, Palm Beach
County, Florida, Special Assessment Bonds, Phase 1 Project,
Series 2017
4 .000 11/01/27 50,235
140,000 (c) Hammock Oaks Community Development District, Florida,
Special Assessment Revenue Bonds, Area One Series 2023
4 .875 05/01/30 143,104
740,000 (c) Hammock Oaks Community Development District, Florida,
Special Assessment Revenue Bonds, Area One Series 2023
5 .625 05/01/43 768,548
270,000 Hammock Oaks Community Development District, Lady Lake,
Florida, Special Assessment Revenue Bonds, Area 2, Series
2024
5 .000 05/01/31 275,405
890,000 Hammock Oaks Community Development District, Lady Lake,
Florida, Special Assessment Revenue Bonds, Area 2, Series
2024
5 .850 05/01/44 908,977
45,000 Hammock Reserve Community Development District, Haines
City, Florida, Special Assessment Revenue Bonds, Area 2
Project, Series 2021
2 .375 05/01/26 44,791
205,000 Hammock Reserve Community Development District, Haines
City, Florida, Special Assessment Revenue Bonds, Area 2
Project, Series 2021
3 .000 05/01/31 200,295
515,000 Hammock Reserve Community Development District, Haines
City, Florida, Special Assessment Revenue Bonds, Area 2
Project, Series 2021
3 .375 05/01/41 466,401
195,000 (c) Hammock Reserve Community Development District, Haines
City, Florida, Special Assessment Revenue Bonds, Area 3
Project, Series 2022
4 .200 05/01/27 195,522
470,000 (c) Hammock Reserve Community Development District, Haines
City, Florida, Special Assessment Revenue Bonds, Area 3
Project, Series 2022
4 .400 05/01/32 483,305
345,000 (c) Harmony West Community Development District, Osceloa
County, Florida, Special Asssessment Revenue Bonds,
Assessment Area 1, Series 2018
4 .750 05/01/29 352,264
300,000 (c) Harmony West Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 3, Series 2025
4 .600 05/01/32 305,841
625,000 (c) Harmony West Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 3, Series 2025
5 .450 05/01/45 631,840
345,000 (c) Harvest Hills South Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2025
4 .250 05/01/30 346,021
395,000 (c) Harvest Hills South Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2025
4 .500 05/01/35 396,396
1,510,000 (c) Harvest Hills South Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2025
5 .450 05/01/45 1,512,391
410,000 Hawkstone Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 1, Series 2019
3 .500 11/01/30 402,551
125,000 Hawkstone Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 2, Series 2019
3 .625 11/01/30 123,411
565,000 (c) Hawthorne Mill North Community Development District,
Florida, Capital Improvement Revenue Bonds, Lakeland
Assessment Area Two Series 2024
4 .600 05/01/31 572,872

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,000,000 (c) Hawthorne Mill North Community Development District,
Florida, Capital Improvement Revenue Bonds, Lakeland
Assessment Area Two Series 2024
5 .200% 05/01/44 $ 1,004,436
340,000 Heights Community Development District, Florida, Tax
Increment & Special Assessment Revenue Bonds, Series 2018
4 .500 01/01/28 342,590
3,900,000 Heights Community Development District, Florida, Tax
Increment & Special Assessment Revenue Bonds, Series 2018
5 .125 01/01/50 3,868,934
575,000 (c) Hickory Tree Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2024
4 .500 05/01/31 581,566
1,310,000 (c) Hickory Tree Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2024
5 .150 05/01/44 1,313,054
365,000 (c) Hidden Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3,
Series 2019A-1
4 .500 11/01/29 372,531
245,000 Highland Meadows II Community Development District,
Davenport, Polk County, Florida, Special Assessment Revenue
Bonds, Assessment Area 7/7A Project, Series 2019
3 .875 11/01/31 245,196
210,000 Highland Meadows West Community Development District,
Haines City, Florida, Special Assessment Bonds, Area 2 Project,
Series 2020A
3 .250 05/01/31 202,729
420,000 Highland Meadows West Community Development District,
Haines City, Florida, Special Assessment Bonds, Area 2 Project,
Series 2020A
3 .625 05/01/40 378,163
150,000 Highland Meadows West Community Development District,
Haines City, Florida, Special Assessment Bonds, Area 3 Project,
Series 2020A
3 .625 05/01/40 135,058
440,000 (c) Highland Meadows West Community Development District,
Haines City, Florida, Special Assessment Bonds, Series 2019
4 .125 11/01/29 445,362
750,000 (c) Highland Trails Community Development District, Dade City,
Pasco County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 2, Series 2025
4 .250 05/01/30 751,207
1,000,000 (c) Highland Trails Community Development District, Dade City,
Pasco County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 2, Series 2025
4 .500 05/01/35 1,002,903
1,375,000 (c) Highland Trails Community Development District, Dade City,
Pasco County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 2, Series 2025
5 .550 05/01/45 1,381,461
235,000 (c) Highland Trails Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds,
Assessment Area One Capital Improvement Series 2024
4 .700 05/01/31 240,097
815,000 (c) Highland Trails Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds,
Assessment Area One Capital Improvement Series 2024
5 .500 05/01/44 835,404
200,000 (c) Highlands Community Development District, Hillborough
County, Florida, Special Assessment Bonds, Assessment Area 4
Project, Series 2018
4 .750 06/15/29 204,239
2,200,000 Highlands Community Development District, Hillborough
County, Florida, Special Assessment Bonds, Refunding Series
2016
4 .250 05/01/31 2,202,241
835,000 (c) Hillcrest Preserve Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, 2024
Project Series 2024
4 .375 05/01/31 843,732
1,500,000 (c) Hillcrest Preserve Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, 2024
Project Series 2024
5 .000 05/01/44 1,477,633
1,500,000 Hobe-Saint Lucie Conservancy District, Florida, Special
Assessment Revenue Bonds, Improvement Unit 1A, Series
2024
5 .600 05/01/44 1,548,644
175,000 (c) Hunter's Ridge Community Development District 1, Flagler
County, Florida, Special Assessment Bonds, Assessment Area
1, Series 2019
4 .250 11/01/29 176,985

Portfolio of Investments December 31, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 200,000 (c) Island Lake Estates Community Development District, Charlotte
County, Florida, Special Assessment Bonds, 2023 Project Series
2023
4 .875% 12/15/28 $ 203,925
1,500,000 (c) Island Lake Estates Community Development District, Charlotte
County, Florida, Special Assessment Bonds, 2023 Project Series
2023
5 .750 12/15/43 1,579,132
2,500,000 Islands at Doral III Community Development District, Doral,
Florida, Special Assessment Bonds, Refunding Series 2013
4 .125 05/01/35 2,500,246
115,000 Isles of Bartram Park Community Development District, Saint
Johns County, Florida, Special Assessment Bonds, Series 2017
4 .000 11/01/27 115,164
160,000 (c) Kelly Park Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project
Series 2023
5 .125 11/01/30 164,611
645,000 (c) Kelly Park Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project
Series 2023
6 .000 11/01/43 674,775
65,000 Kindred Community Development District II, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2021
2 .200 05/01/26 64,676
80,000 Kindred Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2016
4 .000 05/01/26 80,061
195,000 Kindred Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2017
4 .000 05/01/27 195,509
40,000 Kingman Gate Community Development District, Homestead,
Florida, Special Assessment Bonds, Project 2021 Series 2021
2 .500 06/15/26 39,810
315,000 (c) Kings Creek I Community Development District, Jacksonville,
Florida, Special Assessment Revenue Bonds, Assessment Area
One Project Series 2025
4 .500 05/01/30 319,386
500,000 (c) Kings Creek I Community Development District, Jacksonville,
Florida, Special Assessment Revenue Bonds, Assessment Area
One Project Series 2025
5 .000 05/01/36 521,961
875,000 (c) Kings Creek I Community Development District, Jacksonville,
Florida, Special Assessment Revenue Bonds, Assessment Area
One Project Series 2025
5 .750 05/01/45 898,806
215,000 (c) Knightsbridge Community Development District, Florida,
Special Assessment Bonds, Series 2024
4 .250 06/15/31 219,331
700,000 (c) Knightsbridge Community Development District, Florida,
Special Assessment Bonds, Series 2024
5 .200 06/15/44 719,694
3,000,000 Lake County, Florida Retirement Facility Revenue Bonds,
Lakeside at Waterman Village Project, Series 2020A
5 .500 08/15/40 3,021,876
320,000 (c) Lake County, Florida, Educational Facilities Revenue Bonds,
Imagine South Lake Charter School Project, Series 2019A
5 .000 01/15/29 319,823
550,000 (c) Lake County, Florida, Educational Facilities Revenue Bonds,
Imagine South Lake Charter School Project, Series 2019A
5 .000 01/15/39 528,166
130,000 Lake Deer Community Development District, Polk County
Florida, Special Assessment Revenue Bonds, Series 2022
4 .500 05/01/27 130,293
300,000 Lake Deer Community Development District, Polk County
Florida, Special Assessment Revenue Bonds, Series 2022
5 .000 05/01/32 307,671
745,000 Lake Deer Community Development District, Polk County
Florida, Special Assessment Revenue Bonds, Series 2022
5 .500 05/01/42 771,963
600,000 (c) Lake Hideaway Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area One, Series 2024
4 .750 05/01/31 611,861
840,000 (c) Lake Hideaway Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area One, Series 2024
5 .650 05/01/44 855,232
515,000 Lakefront Estates Community Development District, Glades
County, Florida, Special Assessments Bonds, Assessment Area
1, Series 2025
4 .375 05/01/30 515,899
345,000 Lakeside Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2018
4 .600 05/01/28 349,131
250,000 Lakeside Preserve Community Development District, Lakeland,
Florida, Special Assessment Bonds, 2023 Project Series 2023
5 .250 05/01/30 256,644
890,000 Lakeside Preserve Community Development District, Lakeland,
Florida, Special Assessment Bonds, 2023 Project Series 2023
6 .000 05/01/43 940,716

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 120,000 Lakeside Preserve Community Development District, Lakeland,
Florida, Special Assessment Bonds, Series 2019
4 .250% 05/01/29 $ 120,684
35,000 Lakewood Park Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area 1, Series
2021
2 .625 05/01/26 34,863
120,000 Lakewood Park Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area 1, Series
2021
3 .200 05/01/31 118,036
325,000 Lakewood Park Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area 1, Series
2021
3 .625 05/01/41 297,854
215,000 (c) Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Del Webb Project, Series 2017
4 .300 05/01/27 216,337
200,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Isles Lakewood Ranch Project,
Series 2019
3 .875 05/01/29 201,559
45,000 (c) Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Star Farms at Lakewood Ranch
Project, Series 2021
2 .300 05/01/26 44,779
205,000 (c) Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Star Farms at Lakewood Ranch
Project, Series 2021
2 .700 05/01/31 194,239
350,000 (c) Landings at Miami Coummunity Development District, Miami-
Dade County, Florida, Special Assessment Bonds, Series 2018
4 .125 11/01/28 353,306
885,000 Langley South Community Development District, Florida,
Special Assessment Revenue Bonds, Mascotte Assessment
Area One Series 2024
4 .400 05/01/31 894,630
1,590,000 Langley South Community Development District, Florida,
Special Assessment Revenue Bonds, Mascotte Assessment
Area One Series 2024
5 .125 05/01/44 1,593,296
1,200,000 Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2007A
5 .250 06/15/27 1,200,550
5,000,000 Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2007A
5 .375 06/15/37 5,000,796
4,350,000 (c) Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2024A
6 .000 06/15/38 4,432,315
325,000 (c) Lee County Industrial Development Authority, Florida,
Healthcare Facilities Revenue Bonds, Preserve Project, Series
2017A
5 .000 12/01/27 278,938
210,000 (c) Lee County Industrial Development Authority, Florida,
Healthcare Facilities Revenue Bonds, Preserve Project, Series
2017A
5 .375 12/01/32 170,022
35,000 Leomas Landing Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1,
Series 2021
2 .400 05/01/26 34,829
300,000 (c) Liberty Cove Community Development District, Nassau County,
Florida, Special Assessment Revenue Bonds, Assessment Area
1, Series 2024
4 .800 05/01/31 304,010
1,085,000 (c) Liberty Cove Community Development District, Nassau County,
Florida, Special Assessment Revenue Bonds, Assessment Area
1, Series 2024
5 .375 05/01/44 1,086,362
320,000 (c) Longleaf Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Neighborhood
4 Assessment Area Two Series 2024A
4 .375 05/01/31 322,815
710,000 (c) Longleaf Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Neighborhood
4 Assessment Area Two Series 2024A
5 .200 05/01/44 705,319
500,000 (c) Lowery Hills Community Development District, Lake Alfred,
Florida, Special Assessments Revenue Bonds, Assessment Area
1, Series 2025
4 .550 05/01/32 508,288

Portfolio of Investments December 31, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 390,000 (c) Lowery Hills Community Development District, Lake Alfred,
Florida, Special Assessments Revenue Bonds, Assessment Area
1, Series 2025
5 .625% 05/01/45 $ 392,392
100,000 LTC Rance Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment
Area 1 Project, Series 2021A
2 .500 05/01/26 99,495
700,000 LTC Rance Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment
Area 1 Project, Series 2021A
3 .125 05/01/31 672,576
1,460,000 LTC Rance Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment
Area 1 Project, Series 2021B
3 .250 05/01/31 1,408,769
130,000 LTC Ranch Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment
Area 2 Project, Series 2024AA2
4 .850 05/01/31 132,526
325,000 LTC Ranch Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment
Area 2 Project, Series 2024AA2
5 .700 05/01/44 330,446
345,000 LTC Ranch Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment
Area 3 Project, Series 2024AA3
4 .875 05/01/31 351,473
995,000 LTC Ranch Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment
Area 3 Project, Series 2024AA3
5 .750 05/01/44 1,014,968
290,000 (c) LTC Ranch Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment
Area 4 Project, Refunding Series 2024AA4
4 .750 05/01/31 293,957
1,085,000 (c) LTC Ranch Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment
Area 4 Project, Refunding Series 2024AA4
5 .375 05/01/44 1,082,303
340,000 Lucerne Park Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2019
4 .000 05/01/29 342,440
2,005,000 Magic Place Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Series
2019
3 .875 05/01/30 1,992,772
3,560,000 Magic Place Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Series
2019
4 .375 05/01/40 3,422,085
710,000 (c) Magnolia Island Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, series 2025
4 .650 05/01/32 724,073
750,000 (c) Magnolia Island Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, series 2025
5 .550 05/01/45 755,981
240,000 (c) Magnolia Island Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 2, series 2025
4 .250 05/01/30 240,516
385,000 (c) Magnolia Island Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 2, series 2025
4 .500 05/01/35 385,879
430,000 (c) Malabar Springs Community Development District, Florida,
Special Assessment Revenue Bonds, Palm Bay Area One Series
2024
4 .500 05/01/31 435,035
1,350,000 (c) Malabar Springs Community Development District, Florida,
Special Assessment Revenue Bonds, Palm Bay Area One Series
2024
5 .200 05/01/44 1,348,977
295,000 (c) Marion Ranch Community Development District, Marion
County, Florida, Special Assessment Revenue Bonds, Series
2024
5 .100 05/01/31 301,480
930,000 (c) Marion Ranch Community Development District, Marion
County, Florida, Special Assessment Revenue Bonds, Series
2024
5 .700 05/01/44 951,207

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 625,000 Mediterranea Community Development District, Riviera Beach,
Florida, Special Assessment Bonds, Area 2 Project, Refunding
& Improvement Series 2017
4 .250% 05/01/29 $ 632,303
480,000 (c) Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Miami Community
Charter School Inc Project, Series 2020A
4 .250 06/01/30 474,600
710,000 (c) Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism
Charter School Project, Series 2017
5 .250 07/01/27 713,622
1,000,000 Miami Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Miami Jewish Health System Inc. Project,
Series 2017
5 .000 07/01/28 996,756
1,000,000 Miami Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Miami Jewish Health System Inc. Project,
Series 2017
5 .000 07/01/29 995,253
1,315,000 Miami Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Miami Jewish Health System Inc. Project,
Series 2017
5 .000 07/01/30 1,304,571
695,000 Miami Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Miami Jewish Health System Inc. Project,
Series 2017
5 .000 07/01/32 678,820
4,000,000 Miami Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Miami Jewish Health System Inc. Project,
Series 2017
5 .125 07/01/46 3,625,297
12,835,000 (d),(e) Miami-Dade County Expressway Authority, Florida, Toll System
Revenue Bonds, Series 2005D - AMBAC Insured (TSFR1M +
1.050%), (UB)
5 .518 07/01/33 13,009,627
12,830,000 (d),(e) Miami-Dade County Expressway Authority, Florida, Toll System
Revenue Bonds, Series 2005E - AMBAC Insured (TSFR1M +
1.050%), (UB)
5 .518 07/01/34 12,994,156
7,396,284 (c) Miami-Dade County Housing Finance Authority, Florida,
Multifamily Housing Revenue Bonds, Edison Tower
Apartments, Series 2022A
6 .000 11/01/52 7,480,715
4,090,000 (c) Miami-Dade County Industrial Development Authority, Florida,
Revenue Bonds, PInecrest Academy Inc. , Series 2017
5 .000 09/15/44 3,942,358
1,250,000 (c) Miami-Dade County Industrial Development Authority, Florida,
Revenue Bonds, Youth Co-Op Charter Schools Project, Series
2015A
6 .000 09/15/45 1,250,096
1,000,000 Miami-Dade County Industrual Development Authority,
Florida, Revenue Bonds, Doral Academy, Seres 2018
5 .000 01/15/32 1,023,809
32,980,000 Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2017B, (AMT)
5 .000 10/01/40 33,452,798
4,500,000 (c) Miami-Dade County, Florida, Special Assessment Revenue
Bonds, Ojus Sanitary Sewer Special Benefit Area, Series 2021
5 .100 07/01/51 4,526,551
250,000 (c) Middleton Community Development District A, Florida, Special
Assessment Revenue Bonds, Series 2022
5 .200 05/01/27 252,664
1,050,000 (c) Middleton Community Development District A, Florida, Special
Assessment Revenue Bonds, Series 2022
5 .450 05/01/32 1,126,866
2,540,000 (c) Middleton Community Development District A, Florida, Special
Assessment Revenue Bonds, Series 2022
5 .850 05/01/37 2,722,580
3,415,000 (c) Middleton Community Development District A, Florida, Special
Assessment Revenue Bonds, Series 2022
6 .100 05/01/42 3,629,029
2,325,000 (c) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
5 .625 05/01/44 2,352,405
555,000 (c) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 5 Series 2024
5 .000 05/01/34 576,858
760,000 Mirada II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2021
3 .125 05/01/31 705,243
370,000 (c) Naples Reserve Community Development District, Collier
County, Florida, Special Assessment Bonds, Series 2018
4 .625 11/01/29 377,909
250,000 (c) New Port Corners Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, Series
2025
4 .000 06/15/30 250,572

Portfolio of Investments December 31, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 230,000 (c) New Port Corners Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, Series
2025
4 .250% 06/15/35 $ 230,919
500,000 (c) New Port Corners Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, Series
2025
5 .200 06/15/45 500,337
2,070,000 (c) Normandy Community Development District, Florida, Capital
Improvement Revenue Bonds, Jacksonville Assessment Area
One Series 2024
5 .300 05/01/44 2,042,188
55,000 North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1,
Series 2021
2 .625 05/01/26 54,759
320,000 North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1,
Series 2021
3 .125 05/01/31 307,911
115,000 (c) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2,
Series 2021A
2 .625 05/01/26 114,541
270,000 (c) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2,
Series 2021A
3 .250 05/01/31 264,662
600,000 (c) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2,
Series 2021A
3 .550 05/01/41 547,953
235,000 (c) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 4,
Series 2024
4 .625 05/01/31 239,152
810,000 (c) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 4,
Series 2024
5 .450 05/01/44 823,716
515,000 (c) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 5,
Series 2024
4 .875 05/01/31 525,683
580,000 (c) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 5,
Series 2024
5 .750 05/01/44 596,724
250,000 North Boulevard Community Development District, Haines,
Polk County, Florida, Special Assessment Bonds, Series 2019
4 .750 11/01/29 255,656
620,000 North Park Isle Community Development District, Plant City,
Florida, Special Assessment Revenue Bonds, Assessment Area
1, Series 2019
4 .000 05/01/30 624,824
75,000 North Park Isle Community Development District, Plant City,
Florida, Special Assessment Revenue Bonds, Assessment Area
2, Series 2021
2 .450 11/01/26 74,132
500,000 North Park Isle Community Development District, Plant City,
Florida, Special Assessment Revenue Bonds, Assessment Area
2, Series 2021
3 .000 11/01/31 477,490
490,000 North Powerline Road Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds, Series
2020
3 .125 05/01/30 478,253
90,000 (c) North Powerline Road Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds, Series
2022
4 .750 05/01/27 90,568
210,000 (c) North Powerline Road Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds, Series
2022
5 .250 05/01/32 219,009
1,400,000 Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit 2C,
Series 2017
5 .000 08/01/32 1,429,148
900,000 Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit 53,
Series 2018A
4 .875 08/01/29 921,092

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 240,000 Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit 53,
Series 2021
2 .300% 08/01/26 $ 237,647
445,000 (c) Northlake Stewardship District, Manatee County, Florida,
Special Assessment Bonds,  Rye Ranch Pod C1 - Assessment
Area 1, Series 2025
4 .250 05/01/30 445,475
3,525,000 Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Orlando Health, Inc., Refunding Series 2016A
5 .000 10/01/36 3,565,018
25,000 (c) Osceola Village Center Community Development District,
Florida, Special Assessment Bonds, 2021 Project, Series 2021
2 .375 05/01/26 24,875
175,000 (c) Osceola Village Center Community Development District,
Florida, Special Assessment Bonds, 2021 Project, Series 2021
2 .875 05/01/31 169,418
370,000 (c) Osceola Village Center Community Development District,
Florida, Special Assessment Bonds, 2021 Project, Series 2021
3 .300 05/01/41 327,903
380,000 (c) Pacific Ace Community Development District, Lake County,
Florida, Special Assessment Revenue Bonds, Area 2 Series
2024
4 .450 05/01/31 387,743
610,000 (c) Pacific Ace Community Development District, Lake County,
Florida, Special Assessment Revenue Bonds, Area 2 Series
2024
5 .200 05/01/44 616,433
305,000 Palermo Community Development District, Lee County,
Florida, Special Assessment Bonds, Area 2, Series 2025
4 .375 06/15/32 311,602
745,000 Palermo Community Development District, Lee County,
Florida, Special Assessment Bonds, Area 2, Series 2025
5 .350 06/15/45 761,566
1,000,000 Palm Beach County, Florida, Revenue Bonds, Provident Group
- LU Properties LLC Lynn University Housing Project, Series
2024A
6 .000 06/01/44 997,079
440,000 Palm Beach County, Florida, Revenue Bonds, Provident Group
- LU Properties LLC Lynn University Housing Project, Taxable
Series 2024B
8 .500 06/01/33 451,759
2,275,000 (c) Palm Beach County, Florida, Revenue Bonds, Provident Group
- PBAU Properties II LLC - Palm Beach Atlantic University
Housing Project, Senior Series 2025A
5 .500 10/01/35 2,521,769
5,300,000 (c) Palm Beach County, Florida, Revenue Bonds, Provident Group
- PBAU Properties II LLC - Palm Beach Atlantic University
Housing Project, Senior Series 2025A
5 .500 10/01/45 5,412,092
400,000 Palm Glades Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2017
4 .000 05/01/27 401,008
60,000 (c) Park East Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021
2 .400 11/01/26 59,123
650,000 (c) Park East Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021
2 .875 11/01/31 609,721
1,285,000 (c) Park East Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021
3 .150 11/01/41 1,059,859
415,000 Parker Pointe Community Development District, Miami-Dade
County, Florida, Special Assessment Revenue Bonds, Series
2024
4 .950 05/01/31 421,792
700,000 Parker Pointe Community Development District, Miami-Dade
County, Florida, Special Assessment Revenue Bonds, Series
2024
5 .500 05/01/44 709,942
335,000 Parker Road Community Development District, Florida, Capital
Improvement Revenue Bonds, Refudning Series 2020
3 .375 05/01/30 323,519
685,000 Parkland Preserve Community Development District, Saint
Johns County, Florida, Special Assessment Revenue Bonds,
Series 2019A
4 .750 05/01/30 701,321
230,000 Parrish Lakes Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2023
4 .000 05/01/30 231,787
940,000 Parrish Lakes Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2023
5 .125 05/01/43 951,161
520,000 (c) Parrish Lakes Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 2, Series 2023A
4 .625 05/01/30 528,753

Portfolio of Investments December 31, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,155,000 (c) Parrish Lakes Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 2, Series 2023A
5 .375% 05/01/43 $ 1,182,015
920,000 (c) Parrish Lakes Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 3, Series 2024
5 .500 05/01/44 933,039
1,180,000 (c) Parrish Lakes II Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area One Series 2024
4 .250 05/01/31 1,192,507
3,255,000 (c) Parrish Lakes II Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area One Series 2024
5 .125 05/01/44 3,239,137
335,000 Parrish Plantation Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1, Series 2021
3 .125 05/01/31 323,911
305,000 (c) Parrish Plantation Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 3 Project, Series 2024
4 .875 05/01/31 311,901
675,000 (c) Parrish Plantation Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 3 Project, Series 2024
5 .800 05/01/44 698,547
85,000 (c) Parrish Plantation Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 4 Project, Series 2021
4 .750 05/01/31 86,959
250,000 (c) Parrish Plantation Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 4 Project, Series 2021
5 .625 05/01/44 257,161
575,000 Pasadena Ridge Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 2, Series 2025
4 .200 05/01/30 574,774
2,000,000 Pasadena Ridge Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 2, Series 2025
5 .500 05/01/45 1,997,773
670,000 Pasadena Ridge Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area Two, Series 2024
4 .350 05/01/31 677,477
1,325,000 Pasadena Ridge Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area Two, Series 2024
5 .050 05/01/44 1,319,289
375,000 (c) Peace Creek Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Area One Series
2023
4 .250 06/15/30 380,621
1,475,000 (c) Peace Creek Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Area One Series
2023
5 .125 06/15/43 1,513,339
445,000 (c) Peace Creek Village Community Development District, Winter
Haven, Florida, Special Assessment Revenue Bonds, Series
2025
4 .500 05/01/32 452,691
710,000 (c) Peace Creek Village Community Development District, Winter
Haven, Florida, Special Assessment Revenue Bonds, Series
2025
5 .600 05/01/45 717,198
40,000 (c) Pine Isle Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Series 2021
2 .375 12/15/26 39,598
480,000 (c) Pioneer Ranch Community Development District, Marion
County, Florida, Special Assessment Bonds, Series 2024
4 .200 05/01/31 484,682
955,000 (c) Pioneer Ranch Community Development District, Marion
County, Florida, Special Assessment Bonds, Series 2024
5 .000 05/01/44 950,869
155,000 Poinciana West Community Development District, Florida,
Special Assessment Bonds, Refunding Subordinate Series
2016-2
5 .375 05/01/30 158,173
1,495,000 Poitras East Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2025
4 .875 05/01/35 1,521,530

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 55,000 Preserve at South Branch Community Development District,
Pasco County, Florida, Special Assessment Revenue Bonds,
Phase 3 Series 2021
2 .500% 05/01/26 $ 54,807
175,000 Prosperity Lakes Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area One Series 2023
5 .150 12/15/30 182,253
690,000 Prosperity Lakes Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area One Series 2023
5 .875 12/15/43 736,690
130,000 (c) Ranches at Lake McLeod Community Development District,
Polk County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2023
4 .625 06/15/30 132,661
620,000 (c) Ranches at Lake McLeod Community Development District,
Polk County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2023
5 .250 06/15/43 638,191
300,000 (c) Ranches at Lake McLeod Community Development District,
Polk County, Florida, Special Assessment Revenue Bonds,
Assessment Area 2 Series 2025
4 .250 06/15/30 304,134
370,000 (c) Ranches at Lake McLeod Community Development District,
Polk County, Florida, Special Assessment Revenue Bonds,
Assessment Area 2 Series 2025
4 .550 06/15/35 382,219
325,000 (c) Regal Village Community Development District, Florida City,
Florida, Capital Improvement Revenue Bonds, Series 2024
4 .250 05/01/31 329,534
700,000 (c) Regal Village Community Development District, Florida City,
Florida, Capital Improvement Revenue Bonds, Series 2024
5 .200 05/01/44 709,592
80,000 Reunion East Community Development District, Osceola
County, Florida, Special Assessment Bonds, Series 2021
2 .400 05/01/26 79,651
70,000 Reunion East Community Development District, Osceola
County, Florida, Special Assessment Bonds, Series 2021
2 .850 05/01/31 67,590
3,020,000 Reunion East Community Development District, Osceola
County, Florida, Special Assessment Bonds, Series 2021
3 .150 05/01/41 2,683,476
405,000 Reunion West Community Development District, Florida,
Special Assessment Bonds, Area 3 Project, Series 2016
4 .375 11/01/28 407,653
545,000 (c) Reunion West Community Development District, Florida,
Special Assessment Bonds, Area 4 Project, Series 2017
4 .250 11/01/28 552,047
285,000 (c) Reunion West Community Development District, Florida,
Special Assessment Bonds, Refunding Series 2022
3 .000 05/01/26 284,331
290,000 (c) Reunion West Community Development District, Florida,
Special Assessment Bonds, Refunding Series 2022
3 .000 05/01/27 287,199
455,000 (c) Reunion West Community Development District, Florida,
Special Assessment Bonds, Refunding Series 2022
3 .000 05/01/30 440,421
440,000 (c) Reunion West Community Development District, Florida,
Special Assessment Bonds, Refunding Series 2022
3 .000 05/01/31 424,662
1,305,000 (c) Reunion West Community Development District, Florida,
Special Assessment Bonds, Refunding Series 2022
3 .000 05/01/36 1,204,579
425,000 Reunion West Community Development District, Osceola
County, Florida, Special Assessment Bonds, Area 5 Project,
Series 2019
4 .000 05/01/30 428,115
50,000 Rhodine Road North Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Series 2022
2 .600 05/01/27 49,432
105,000 River Glen Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2021
2 .375 05/01/26 104,513
350,000 River Glen Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2021
3 .000 05/01/31 339,780
1,970,000 River Glen Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2021
3 .375 05/01/41 1,767,824
190,000 (c) River Hall Community Development District, Lee County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 4 Series 2023A
5 .375 05/01/30 195,873
700,000 (c) River Hall Community Development District, Lee County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 4 Series 2023A
6 .250 05/01/43 749,663

Portfolio of Investments December 31, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,000,000 River Hall Community Development District, Lee County,
Florida, Capital Improvement Revenue Bonds, Refunding
Series 2021A-1
3 .000% 05/01/36 $ 895,367
830,000 River Hall Community Development District, Lee County,
Florida, Capital Improvement Revenue Bonds, Refunding
Series 2021A-2
3 .000 05/01/31 791,386
830,000 River Hall Community Development District, Lee County,
Florida, Capital Improvement Revenue Bonds, Refunding
Series 2021A-2
3 .000 05/01/36 743,154
285,000 Rivers Edge Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien
Series 2018A-2
4 .375 05/01/28 287,650
100,000 Rivers Edge II Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2021
2 .400 05/01/26 99,528
300,000 Rivers Edge II Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2021
3 .000 05/01/31 291,618
940,000 Rivers Edge II Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2021
3 .500 05/01/41 852,130
60,000 (c) Rivers Edge III Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2021
2 .400 05/01/26 59,736
300,000 (c) Rivers Edge III Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2021
3 .000 05/01/31 292,648
780,000 (c) Rivers Edge III Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2021
3 .500 05/01/41 704,566
95,000 Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2015A-1
5 .125 05/01/26 95,256
285,000 Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2020A-1
3 .875 05/01/30 284,495
805,000 Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2020A-1
4 .625 05/01/40 807,609
1,010,000 Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2016
5 .250 11/01/28 1,037,010
400,000 (c) Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2018
4 .875 11/01/28 408,647
170,000 (c) Rolling Oaks Community Development District, Osceola
County, Florida, Special Assessment Bonds, 2022 Assessment
Area, Series 2022
5 .625 05/01/29 173,721
830,000 (c) Rolling Oaks Community Development District, Osceola
County, Florida, Special Assessment Bonds, 2022 Assessment
Area, Series 2022
6 .250 05/01/42 883,258
410,000 (c) Rookery Community Development District, Florida, Special
Assessment Revenue Bonds, Green Cove Springs Capital
Improvement Assessment Area One Series 2024
4 .250 05/01/31 413,547
1,000,000 (c) Rookery Community Development District, Florida, Special
Assessment Revenue Bonds, Green Cove Springs Capital
Improvement Assessment Area One Series 2024
5 .000 05/01/44 985,089
270,000 (c) Rye Crossing Community Development District, Manatee
County, Florida, Revenue Bonds, Capital Improvement
Assessment Area 2 Series 2024
4 .200 05/01/31 272,646
750,000 (c) Rye Crossing Community Development District, Manatee
County, Florida, Revenue Bonds, Capital Improvement
Assessment Area 2 Series 2024
5 .000 05/01/44 748,536
750,000 (c) Rye Ranch Community Development District, Florida, Special
Assessment Revenue Bonds, Pod B - Assessment Area 1 Series
2023
5 .750 11/01/43 776,126
270,000 (c) Sabal Palm Community Development District, Florida, Special
Assessment Bonds, South Parcel Series 2017
4 .250 11/01/28 272,917
995,000 Saint Augustine Lakes Community Development District,
Saint Johns County, Florida, Special Assessment Bonds, 2022
Project, Series 2022
5 .375 06/15/42 1,032,680
3,273,053 (c),(d) Saint Johns County Housing Authority, Florida, Multifamily
Mortgage Revenue Bonds, Victoria Crossing, Series 2021A,
(Mandatory Put 4/01/39)
3 .920 04/01/59 2,743,180

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 450,000 (c) Saltleaf Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2024
4 .750% 05/01/31 $ 459,152
1,300,000 (c) Saltleaf Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2024
5 .625 05/01/44 1,325,786
110,000 Saltmeadows Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1, Series 2022
4 .625 05/01/29 111,714
325,000 Savanna Lakes Community Development District, Lee County,
Florida, Special Assessment Revenue Bonds, Assessment Area
Two Series 2024
4 .625 06/15/31 330,201
625,000 Savanna Lakes Community Development District, Lee County,
Florida, Special Assessment Revenue Bonds, Assessment Area
Two Series 2024
5 .250 06/15/44 631,612
540,000 (c) Sawgrass Village Community Development District, Manatee
County, Florida, Special Assessment Bonds, 2023 Project Series
2023
4 .875 05/01/30 550,590
2,360,000 (c) Sawgrass Village Community Development District, Manatee
County, Florida, Special Assessment Bonds, 2023 Project Series
2023
5 .500 05/01/43 2,430,202
355,000 Sawgrass Village Community Development District, Manatee
County, Florida, Special Assessment Bonds, Assessment Area 2
Series 2023
5 .250 11/01/30 366,903
1,000,000 Sawgrass Village Community Development District, Manatee
County, Florida, Special Assessment Bonds, Assessment Area 2
Series 2023
6 .125 11/01/43 1,057,382
260,000 (c) Sawgrass Village Community Development District, Manatee
County, Florida, Special Assessment Bonds, Assessment Area 3
Series 2024
4 .700 05/01/31 264,857
750,000 (c) Sawgrass Village Community Development District, Manatee
County, Florida, Special Assessment Bonds, Assessment Area 3
Series 2024
5 .550 05/01/44 762,141
215,000 (c) Scenic Terrace South Community Development District, Lake
Hamilton, Florida, Special Assessment Revenue Bonds, Series
2022 Project, Series 2022
3 .750 05/01/27 214,499
690,000 (c) Scenic Terrace South Community Development District, Lake
Hamilton, Florida, Special Assessment Revenue Bonds, Series
2022 Project, Series 2022
4 .125 05/01/32 695,134
875,000 (c) Seagrove Community Development District, St. Lucie County,
Florida, Special Assessment Revenue Bonds, Series 2024
4 .250 06/15/31 885,678
1,000,000 (c) Seagrove Community Development District, St. Lucie County,
Florida, Special Assessment Revenue Bonds, Series 2024
4 .875 06/15/44 979,017
185,000 (c) Seaton Creek Reserve Community Development District,
Jacksonville, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2023
4 .625 06/15/30 188,899
825,000 (c) Seaton Creek Reserve Community Development District,
Jacksonville, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2023
5 .250 06/15/43 853,387
205,000 Sedona Point Community Development District, Florida,
Special Assessment Bonds, Project Series 2023
4 .125 06/15/30 208,197
825,000 Sedona Point Community Development District, Florida,
Special Assessment Bonds, Project Series 2023
5 .000 06/15/43 847,330
5,415,000 Seminole County Industrial Development Authority, Florida,
Retirement Facility Revenue Bonds, Legacy Pointe At UCF
Project, Series 2019A
5 .000 11/15/29 5,508,835
6,140,000 Seminole County Industrial Development Authority, Florida,
Retirement Facility Revenue Bonds, Legacy Pointe At UCF
Project, Series 2019A
5 .750 11/15/54 5,821,131
660,000 (c) Seminole Palms Community Development District, Palm Coast,
Florida, Special Assessment Revenue Bonds, 2024 Project Area
2 Series 2024
4 .450 05/01/31 666,795
1,190,000 (c) Seminole Palms Community Development District, Palm Coast,
Florida, Special Assessment Revenue Bonds, 2024 Project Area
2 Series 2024
5 .200 05/01/44 1,165,705

Portfolio of Investments December 31, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 375,000 (c) Sherwood Manor Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Area One, Series 2018
4 .625% 11/01/29 $ 383,305
255,000 (c) Silver Oaks Community Development District, St. Lucie County,
Florida, Special Assessment Bonds, Series 2024
4 .700 05/01/31 259,964
990,000 (c) Silver Oaks Community Development District, St. Lucie County,
Florida, Special Assessment Bonds, Series 2024
5 .550 05/01/44 1,011,374
140,000 (c) Silverado Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1A, Series
2018A-1
5 .000 11/01/28 143,064
30,000 (c) Silverado Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2017A-1
5 .000 11/01/27 30,408
685,000 Six Mile Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2
Phase 2, Series 2017A
4 .500 11/01/28 698,086
55,000 Six Mile Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2
Phase 3B, Refunding Series 2021
2 .500 05/01/26 54,724
325,000 Six Mile Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2
Phase 3B, Refunding Series 2021
3 .100 05/01/31 313,093
255,000 Six Mile Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2,
Series 2016
4 .750 11/01/28 260,993
1,085,000 (c) Solaeris Community Development District, St. Lucie County,
Florida, Special Assessment Bonds, Area 2 Project, Series 2025
4 .625 05/01/32 1,100,916
1,585,000 (c) Solaeris Community Development District, St. Lucie County,
Florida, Special Assessment Bonds, Area 2 Project, Series 2025
6 .000 05/01/45 1,636,069
800,000 Solterra Resort Community Development District, Polk County,
Florida, Special Assessment Bonds, Series 2018
4 .750 05/01/29 814,589
330,000 (c) Somerset Bay Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2024
4 .850 05/01/31 334,569
1,000,000 (c) Somerset Bay Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2024
5 .625 05/01/44 1,001,175
30,000 South Creek Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Area 1
Series 2021
2 .375 06/15/26 29,816
490,000 South Fork III Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2016
5 .000 05/01/29 497,968
490,000 South Fork III Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2018
4 .625 05/01/29 499,265
70,000 South Village Community Development District, Clay County,
Florida, Capital Improvement Revenue Bonds, Refunding
Series 2016A2
4 .350 05/01/26 70,082
15,000 Southern Grove Community Develoment District 5, Port
Saint Lucie, Florida, Special Assessment Bonds, Community
Infrastructure Series 2021
2 .400 05/01/26 14,933
275,000 Southern Grove Community Development District 5, Florida,
Special Assessment Infrastructure Bonds, Series 2019
3 .250 05/01/29 269,611
370,000 Southern Grove Community Development District 5, Florida,
Special Assessment Infrastructure Bonds, Series 2019
3 .600 05/01/34 356,568
365,000 Southshore Bay Community Development District,
Hillsborough County, Florida, Capital Improvement Revenue
Bonds, Assessment Area 2, Series 2024
4 .750 05/01/31 370,189
680,000 Southshore Bay Community Development District,
Hillsborough County, Florida, Capital Improvement Revenue
Bonds, Assessment Area 2, Series 2024
5 .375 05/01/44 686,570
355,000 Spencer Creek Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series
2019
4 .375 05/01/29 359,935

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 690,000 (c) Spring Lake Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Area Two Project,
Series 2017
4 .500% 11/01/28 $ 700,727
45,000 (c) Stellar North Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, 2021 Project,
Series 2021
2 .450 05/01/26 44,776
305,000 (c) Stellar North Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, 2021 Project,
Series 2021
3 .000 05/01/31 292,227
1,605,000 (c) Stellar North Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, 2021 Project,
Series 2021
3 .200 05/01/41 1,395,753
85,000 (c) Stillwater Community Development District, Saint John's
County, Florida, Special Assessment Bonds,  2021 Project
Series 2021
2 .375 06/15/26 84,395
275,000 (c) Stonegate Preserve Community Development District,
Manatee County, Florida, Special Assessment Revenue Bonds,
2025 Project Area Series 2025
4 .375 06/15/30 278,686
500,000 (c) Stonegate Preserve Community Development District,
Manatee County, Florida, Special Assessment Revenue Bonds,
2025 Project Area Series 2025
4 .800 06/15/35 520,609
750,000 (c) Stonegate Preserve Community Development District,
Manatee County, Florida, Special Assessment Revenue Bonds,
2025 Project Area Series 2025
5 .700 06/15/45 776,519
55,000 (c) Stonewater Community Development District, Cape Coral,
Florida, Special Assessment Revenue Bonds, Refunding Series
2021
2 .250 11/01/26 54,306
355,000 (c) Stonewater Community Development District, Cape Coral,
Florida, Special Assessment Revenue Bonds, Refunding Series
2021
3 .000 11/01/32 334,313
750,000 (c) Stonewater Community Development District, Cape Coral,
Florida, Special Assessment Revenue Bonds, Refunding Series
2021
3 .300 11/01/41 636,270
125,000 Stoneybrook North Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area One
Project, Series 2017A-1
5 .000 11/01/27 126,537
1,255,000 Stoneybrook North Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area One
Project, Series 2017A-3
5 .875 11/01/29 1,268,016
105,000 (c) Stoneybrook North Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area Two
Project, Series 2022
5 .500 11/01/29 108,003
850,000 Stoneybrook South at Championsgate Community
Development District, Osceola County, Florida, Special
Assessment Revenue Bonds, 2019 Assessment Area Series
2019NM
4 .000 06/15/30 865,039
345,000 Stoneybrook South at Championsgate Community
Development District, Osceola County, Florida, Special
Assessment Revenue Bonds, Parcel K Assessment Area, Series
2017
4 .000 12/15/28 348,627
505,000 Storey Creek Community Development District, Osceloa
County, Florida, Special Assessment Bonds, Assessment Area 1
Project, Series 2019
3 .625 12/15/30 498,967
80,000 (c) Storey Drive Community Development District, Orlando,
Florida, Special Assessment Revenue Bonds, Series 2022
2 .550 06/15/27 78,568
375,000 (c) Storey Drive Community Development District, Orlando,
Florida, Special Assessment Revenue Bonds, Series 2022
3 .000 06/15/32 355,907
1,000,000 (c) Storey Drive Community Development District, Orlando,
Florida, Special Assessment Revenue Bonds, Series 2022
3 .250 06/15/42 865,104
20,000 (c) Storey Park Community Development District, Orlando,
Florida, Special Assessment Revenue Bonds, Assessment Area
Four Project, Series 2021
2 .375 06/15/26 19,890

Portfolio of Investments December 31, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 225,000 Storey Park Community Development District, Orlando,
Florida, Special Assessment Revenue Bonds, Assessment Area
One Project, Series 2015
4 .500% 11/01/26 $ 225,162
315,000 (c) Summer Woods Community Development District, Manatee
County, Florida, Special Assessment Bonds, Area 1 Project,
Series 2018A-1
5 .000 11/01/29 323,879
125,000 Summer Woods Community Development District, Manatee
County, Florida, Special Assessment Bonds, Area 2 Project,
Series 2020
3 .750 05/01/40 114,671
50,000 (c) Summer Woods Community Development District, Manatee
County, Florida, Special Assessment Bonds, Area 3, Series
2021
2 .500 05/01/26 49,755
300,000 (c) Summer Woods Community Development District, Manatee
County, Florida, Special Assessment Bonds, Area 3, Series
2021
3 .150 05/01/31 289,585
720,000 (c) Summer Woods Community Development District, Manatee
County, Florida, Special Assessment Bonds, Area 3, Series
2021
3 .450 05/01/41 639,147
65,000 (c) Summerstone Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Phase 2 Series
2021
2 .200 05/01/26 64,687
300,000 (c) Summerstone Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Phase 2 Series
2021
2 .750 05/01/31 293,188
385,000 (c) Summit View Community Development District, Dade City,
Florida, Special Assessment Area Two Revenue Bonds, Series
2024
4 .750 05/01/31 392,596
750,000 (c) Sunrise Community Development District, Hernando County,
Florida, Capital Improvement Revenue Bonds, Series 2025
4 .250 05/01/30 750,340
1,000,000 (c) Sunrise Community Development District, Hernando County,
Florida, Capital Improvement Revenue Bonds, Series 2025
4 .500 05/01/35 997,449
7,470,000 Tallahassee, Florida, Health Facilities Revenue Bonds,
Tallahassee Memorial HealthCare Inc. Project, Refunding Series
2015A
5 .000 12/01/40 7,473,012
1,165,000 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019A-1
4 .125 05/01/29 1,171,962
4,005,000 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019A-1
4 .500 05/01/39 4,009,496
2,355,000 (c) Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, South Assessment Area Series
2021B
4 .625 05/01/36 2,355,101
325,000 (c) Timber Creek Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series
2018
4 .625 11/01/29 332,289
115,000 (c) Timber Creek Southwest Community Development District,
Lee County, Florida, Special Assessment Bonds, Area 2 Project,
Series 2021
2 .350 12/15/26 113,490
800,000 (c) Timber Creek Southwest Community Development District,
Lee County, Florida, Special Assessment Bonds, Area 2 Project,
Series 2021
3 .000 12/15/31 763,403
130,000 (c) Tolomato Community Development District, Florida, Special
Assessment Bonds, Expansion Parcel Project, Series 2018
4 .350 05/01/28 131,292
540,000 (c) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Senior Lien Series 2018A-2
5 .200 05/01/28 550,863
1,755,000 (c) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022A - AGM Insured
3 .000 05/01/30 1,755,286
1,860,000 (c) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022A - AGM Insured
3 .000 05/01/32 1,855,089
1,525,000 (c) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022B
3 .000 05/01/32 1,447,041
760,000 (c) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022C
2 .800 05/01/27 750,222

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 305,000 Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Subordinate Lien Series
2018B-2
4 .625% 05/01/28 $ 308,793
550,000 Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Subordinate Lien Series
2019A-2
3 .850 05/01/29 554,338
305,000 Toscana Isles Community Development District, Venice,
Florida, Special Assessment Revenue Bonds, Series 2014
5 .750 11/01/27 313,058
735,000 Touchstone Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, 2019 Project,
Series 2019
3 .625 12/15/31 720,994
100,000 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 2B Project, Series 2018
5 .000 05/01/28 101,690
455,000 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 3A Project, Series 2018
5 .000 05/01/28 462,735
310,000 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 3B Project, Series 2019
4 .000 05/01/30 312,691
500,000 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 3C Project, Series 2019
4 .000 05/01/31 504,990
60,000 Towne Park Community Development District, Florida, Special
Assessment Bonds, Series 2016
5 .000 11/01/28 60,677
285,000 Tradition Community Development District 1, Port Saint Lucie,
Florida, Irrigation System Revenue Bonds, Existing System
Series 2017
4 .000 10/01/27 286,106
1,500,000 Tradition Community Development District 1, Port Saint Lucie,
Florida, Irrigation System Revenue Bonds, Existing System
Series 2017
4 .500 10/01/47 1,457,771
35,000 Tradition Community Development District 9, Port Saint Lucie,
Florida, Special Assessment Bonds, Series 2021
2 .300 05/01/26 34,819
115,000 Tradition Community Development District 9, Port Saint Lucie,
Florida, Special Assessment Bonds, Series 2021
2 .700 05/01/31 108,166
530,000 Tradition Community Development District 9, Port Saint Lucie,
Florida, Special Assessment Bonds, Series 2025
4 .350 05/01/32 546,569
710,000 Tradition Community Development District 9, Port Saint Lucie,
Florida, Special Assessment Bonds, Series 2025
5 .400 05/01/45 715,704
45,000 Trevesta Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, 2016 Project,
Series 2016A-1
5 .000 11/01/26 45,459
335,000 (c) Trevesta Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, Assessment Area
1 - Phase 2 Project, Series 2018
4 .750 11/01/29 344,301
405,000 Triple Creek Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2019A
4 .125 05/01/29 408,586
250,000 Triple Creek Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Village N&P
Project, Series 2021
3 .000 11/01/31 238,367
240,000 Trout Creek Community Development District, Saint Johns
County, Florida, Capital Improvement Revenue Bonds, Series
2018
5 .000 05/01/28 243,672
410,000 TSR Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, Northwest Assessment
Area Parcels A, B & C, Series 2018
4 .500 11/01/29 418,297
4,500,000 Tuckers Pointe Community Development District, Charlotte
County, Florida, Special Assessment Notes, Master
Infrastructure Project, Series 2022
3 .625 05/01/32 4,406,487
215,000 Turtle Run Community Development District, Florida, Special
Assessment Benefit Tax Bonds, Series 2017-2
4 .000 05/01/28 216,053
920,000 Twin Creeks North Community Development District,
Florida, Special Assessment Bonds, Master Infrastructure
Improvements, Series 2016A-1
5 .750 11/01/28 943,961
815,000 Twin Creeks North Community Development District,
Florida, Special Assessment Bonds, Master Infrastructure
Improvements, Series 2016A-2
6 .000 11/01/31 860,505

Portfolio of Investments December 31, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 85,000 Two Creeks Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien
Series 2016A-2
4 .200% 05/01/26 $ 85,039
410,000 (c) Two Rivers East Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, 2023
Project Series 2023
4 .875 05/01/30 418,126
4,400,000 (c) Two Rivers East Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, 2023
Project Series 2023
5 .750 05/01/43 4,575,781
260,000 (c) Two Rivers North Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2022 Project,
Series 2022
4 .625 05/01/27 261,005
600,000 (c) Two Rivers North Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2022 Project,
Series 2022
4 .875 05/01/32 620,132
1,540,000 (c) Two Rivers North Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2022 Project,
Series 2022
5 .125 05/01/42 1,570,718
270,000 (c) Two Rivers West Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2022 Project,
Series 2022
5 .250 05/01/28 274,183
650,000 (c) Two Rivers West Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2022 Project,
Series 2022
5 .375 05/01/33 689,760
2,275,000 (c) Two Rivers West Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2022 Project,
Series 2022
6 .000 05/01/43 2,400,317
425,000 (c) Two Rivers West Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2024 Project,
Series 2024
4 .800 05/01/31 433,521
450,000 (c) Two Rivers West Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2024 Project,
Series 2024
5 .625 05/01/44 461,971
110,000 Union Park Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A-1
4 .750 11/01/27 111,443
260,000 (c) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment  Area 1
Series 2017A-1
5 .000 11/01/27 264,109
580,000 (c) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment  Area 2
Series 2019A-1
4 .500 11/01/30 592,647
190,000 (c) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment  Area 2
Series 2019A-2
5 .250 05/01/49 193,305
12,500 (c) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3
Series 2021
2 .400 05/01/26 12,440
125,000 (c) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3
Series 2021
2 .950 05/01/31 119,525
115,000 (c) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3
Series 2021
3 .350 05/01/41 102,666
250,000 (c) Varrea South Community Development District, Plant
City, Florida, Capital Improvement Revenue Bonds, 2023
Assessment Area Series 2023
4 .250 05/01/30 254,266
1,075,000 (c) Varrea South Community Development District, Plant
City, Florida, Capital Improvement Revenue Bonds, 2023
Assessment Area Series 2023
5 .125 05/01/43 1,102,388
495,000 (c) V-Dana Community Development District, Lee County, Florida,
Special Assessment Bonds, Area 2 - 2025 Project, Series 2025
4 .450 05/01/32 504,348
495,000 (c) V-Dana Community Development District, Lee County, Florida,
Special Assessment Bonds, Area 2 - 2025 Project, Series 2025
5 .375 05/01/45 499,526

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 125,000 V-Dana Community Development District, Lee County,
Florida,Special Assessment Bonds, Area 1 - 2021 Project,
Series 2021
2 .600% 05/01/26 $ 124,491
685,000 V-Dana Community Development District, Lee County,
Florida,Special Assessment Bonds, Area 1 - 2021 Project,
Series 2021
3 .125 05/01/31 670,912
1,500,000 V-Dana Community Development District, Lee County,
Florida,Special Assessment Bonds, Area 1 - 2021 Project,
Series 2021
3 .625 05/01/41 1,381,966
135,000 Venetian Parc Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Area One Project,
Series 2013
6 .000 11/01/27 139,086
900,000 (c) Venice, Florida, Retirement Community Revenue Improvement
Bonds, Village On The Isle Project, Fixed Rate Series 2024B-3
4 .250 01/01/30 901,882
550,000 (c) Venice, Florida, Retirement Community Revenue Improvement
Bonds, Village On The Isle Project, Mandatory Paydown Series
2024B-2
4 .500 01/01/30 551,149
55,000 (c) Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area 4 Veranda Oaks,
Refunding Series 2021
2 .500 05/01/26 54,758
30,000 (c) Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area 4 Veranda Oaks,
Refunding Series 2021
2 .500 05/01/26 29,868
290,000 (c) Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area 4 Veranda Oaks,
Refunding Series 2021
3 .100 05/01/31 282,901
150,000 (c) Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area 4 Veranda Oaks,
Refunding Series 2021
3 .100 05/01/31 146,322
1,150,000 (c) Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area 4 Veranda Oaks,
Refunding Series 2021
3 .600 05/01/41 1,050,503
365,000 (c) Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area 4 Veranda Oaks,
Refunding Series 2021
3 .600 05/01/41 333,148
195,000 Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area One-Gardens
East Project, Series 2018A
4 .500 11/01/29 198,911
300,000 Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area One-Gardens
East Project, Series 2018A
4 .500 11/01/29 306,016
360,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod A Project, Series
2017
4 .250 11/01/28 363,762
285,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod B Project, Series
2017
4 .250 11/01/28 287,978
200,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod C Project, Series
2017
4 .500 11/01/28 202,790
285,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod E Project, Series
2020
3 .250 05/01/31 275,798
85,000 Verano 3 Community Development District, Florida, Special
Assessment Bonds, Phase 1 Assessment Area, Series 2021
2 .375 05/01/26 84,569
350,000 Verano 3 Community Development District, Florida, Special
Assessment Bonds, Phase 1 Assessment Area, Series 2021
3 .000 05/01/31 338,303
185,000 Verano 3 Community Development District, Florida, Special
Assessment Bonds, Phase 2 Assessment Area, Series 2022
5 .875 11/01/29 190,756
215,000 Village Community Development District 13, Wildwood,
Florida, Special Assessment Revenue Bonds, Series 2021
1 .800 05/01/26 213,952
1,460,000 (c) Village Community Development District 15, Florida, Special
Assessment Revenue Bonds, Series 2023
4 .375 05/01/33 1,516,676

Portfolio of Investments December 31, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,250,000 (c) Villages of Glen Creek Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 2, Series 2018A-2
5 .500% 11/01/29 $ 1,313,022
105,000 (c) Villages of Glen Creek Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 3, Refunding Series 2022
2 .700 05/01/27 103,221
205,000 (c) Villages of Glen Creek Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 3, Refunding Series 2022
3 .150 05/01/32 197,456
1,010,000 (c) Villages of Glen Creek Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 3, Refunding Series 2022
3 .450 05/01/42 895,617
145,000 (c) Villages of Glen Creek Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 4, Series 2022
4 .625 05/01/27 145,726
250,000 (c) Villages of Glen Creek Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 4, Series 2022
4 .875 05/01/32 259,603
750,000 (c) Villages of Glen Creek Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 4, Series 2022
5 .125 05/01/42 769,494
195,000 (c) Villamar Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Area 5 Project,
Series 2023
4 .875 05/01/30 199,005
865,000 (c) Villamar Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Area 5 Project,
Series 2023
5 .625 05/01/43 902,145
290,000 (c) Villamar Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Area 6 Project,
Series 2024
4 .625 05/01/31 296,328
670,000 (c) Villamar Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Area 6 Project,
Series 2024
5 .500 05/01/44 689,519
540,000 Vivid Shores Community Development District, Lee County,
Florida, Special Assessment Bonds, 2025 Project Area, Series
2025
4 .000 05/01/30 541,163
620,000 Vivid Shores Community Development District, Lee County,
Florida, Special Assessment Bonds, 2025 Project Area, Series
2025
4 .250 05/01/35 622,603
1,745,000 Vivid Shores Community Development District, Lee County,
Florida, Special Assessment Bonds, 2025 Project Area, Series
2025
5 .300 05/01/45 1,756,082
120,000 Waterford Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area One, Series 2023
4 .500 05/01/30 122,350
465,000 Waterford Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area One, Series 2023
5 .375 05/01/43 481,649
170,000 (c) Waterford Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area Two, Series 2024
4 .375 05/01/31 171,876
570,000 (c) Waterford Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area Two, Series 2024
5 .200 05/01/44 569,568
1,455,000 (c) Waterset Central Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2018
4 .625 11/01/29 1,487,334
115,000 Waterset South Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2022
5 .000 05/01/27 115,973
205,000 Waterset South Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2022
5 .375 05/01/32 215,779

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,000,000 Waterset South Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2022
5 .900% 05/01/42 $ 1,056,284
240,000 (c) Wellness Ridge Community Development District, Lake
County, Florida, Special Assessment Revenue Bonds, Area Two
Series 2024
4 .250 06/15/31 242,375
875,000 (c) Wellness Ridge Community Development District, Lake
County, Florida, Special Assessment Revenue Bonds, Area Two
Series 2024
5 .000 06/15/44 874,865
325,000 Wesbridge Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2019 Project, Series 2019
3 .625 11/01/29 324,889
310,000 (c) West Hillcrest Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2023 Project Series 2023
4 .500 06/15/30 316,528
900,000 (c) West Hillcrest Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2023 Project Series 2023
5 .250 06/15/43 932,112
180,000 West Lake Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2025
4 .000 06/15/30 180,017
770,000 West Lake Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2025
5 .300 06/15/45 771,106
50,000 West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit Development 7 Villages F-1
& F-5, Series 2021
2 .500 05/01/26 49,715
215,000 West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 4, Series
2016
4 .250 11/01/26 215,904
210,000 West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 4, Series
2016
4 .625 11/01/31 211,532
110,000 (c) West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 7 Village B
Parcel, Series 2019
4 .250 05/01/29 111,126
465,000 West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 7 Villages
F-3 and G-1B Series 2023
6 .000 05/01/43 498,000
105,000 West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 8 Master
Infrastructure, Series 2021
2 .500 05/01/26 104,391
495,000 (c) West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 9 Series
2023
4 .625 05/01/30 504,732
1,495,000 (c) West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 9 Series
2023
5 .375 05/01/43 1,549,463
430,000 (c) West Villages Improvement District, North Port, Florida,
Capital Improvement Revenue Bonds, Unit of Development 10
Assessment Area 2, Series 2025
4 .250 05/01/35 431,261
1,000,000 (c) West Villages Improvement District, North Port, Florida,
Capital Improvement Revenue Bonds, Unit of Development 10
Assessment Area 2, Series 2025
5 .250 05/01/45 1,000,815
4,240,000 West Villages Improvement District, Sarasota County, Florida,
Capital Improvement Revenue Bonds, Unit of Development 11
Assessment Area 1, Series 2025
4 .750 05/01/32 4,256,049
610,000 (c) Westside Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2019
3 .750 05/01/29 611,828
85,000 Westside Haines City Community Development District,
Florida, Special Assessment Bonds, Area 1 Project, Series 2021
2 .500 05/01/26 84,646
500,000 Westside Haines City Community Development District,
Florida, Special Assessment Bonds, Area 1 Project, Series 2021
3 .000 05/01/31 481,866
1,500,000 Westside Haines City Community Development District,
Florida, Special Assessment Bonds, Area 1 Project, Series 2021
3 .250 05/01/41 1,301,454
695,000 (c) Westside Haines City Community Development District, Polk
County, Florida, Special Assessment Bonds, Area 2 Project,
Series 2024
4 .875 05/01/31 711,779

Portfolio of Investments December 31, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,590,000 (c) Westside Haines City Community Development District, Polk
County, Florida, Special Assessment Bonds, Area 2 Project,
Series 2024
5 .750% 05/01/44 $ 1,636,924
305,000 (c) Westview North Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, 2022 Project,
Series 2022
5 .000 06/15/29 311,749
250,000 (c) Westview North Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, 2022 Project,
Series 2022
5 .750 06/15/42 263,820
1,000,000 Westview South Community Development District,
Florida,Special Assessment Bonds, Series 2023
5 .375 05/01/43 1,012,976
375,000 (c) Westview South Community Development District, Osceola
and Polk Counties, Florida, Special Assessment Bonds,
Assessment Area 1 Project Series 2023
4 .875 05/01/28 378,914
2,245,000 (c) Westview South Community Development District, Osceola
and Polk Counties, Florida, Special Assessment Bonds,
Assessment Area 1 Project Series 2023
5 .375 05/01/43 2,318,376
1,990,000 Westview South Community Development District, Osceola
and Polk Counties, Florida, Special Assessment Bonds,
Assessment Area 2 Series 2023
5 .625 05/01/53 2,007,055
585,000 (c) Westview South Community Development District, Osceola
and Polk Counties, Florida, Special Assessment Revenue
Bonds, Assessment Area 1, Series 2025
4 .050 05/01/30 587,405
2,500,000 (c) Westview South Community Development District, Osceola
and Polk Counties, Florida, Special Assessment Revenue
Bonds, Assessment Area 1, Series 2025
6 .000 05/01/45 2,607,471
450,000 (c) Willow Hammock Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds, Series
2017
4 .000 11/01/28 450,751
205,000 Willow Walk Community Development District, Florida, Special
Assessment Revenue Bonds, North Parcel Area Project, Series
2017
4 .000 05/01/28 205,834
235,000 (c) Willowbrook Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area One
Project Series 2024
4 .950 05/01/31 239,051
675,000 (c) Willowbrook Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area One
Project Series 2024
5 .625 05/01/44 683,858
420,000 Willows Community Development District, Florida, Special
Assessment Bonds, Series 2019
4 .370 05/01/29 426,116
60,000 Wind Meadows South Community Development District,
Bartow, Florida, Special Assessment Bonds, Assessment Area 1
Project, Series 2021
2 .400 05/01/26 59,683
410,000 Wind Meadows South Community Development District,
Bartow, Florida, Special Assessment Bonds, Assessment Area 1
Project, Series 2021
2 .950 05/01/31 389,381
945,000 Wind Meadows South Community Development District,
Bartow, Florida, Special Assessment Bonds, Assessment Area 1
Project, Series 2021
3 .350 05/01/41 831,593
195,000 (c) Wind Meadows South Community Development District,
Bartow, Florida, Special Assessment Bonds, Assessment Area 2
Project, Series 2023
4 .500 05/01/30 198,550
920,000 (c) Wind Meadows South Community Development District,
Bartow, Florida, Special Assessment Bonds, Assessment Area 2
Project, Series 2023
5 .375 05/01/43 948,351
150,000 Winding Cypress Community Development District, Collier
County, Florida, Special Assessment Bonds, Series 2019
4 .250 11/01/29 152,046
220,000 (c) Windsor at Westside Community Development District, Lake
County, Florida, Special Assessment Bonds, Area 1 Project,
Series 2024
4 .600 05/01/31 225,271
1,000,000 (c) Windsor at Westside Community Development District, Lake
County, Florida, Special Assessment Bonds, Area 1 Project,
Series 2024
5 .450 05/01/44 1,038,852

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 315,000 Windsor at Westside Community Development District,
Osceola County, Florida, Special Assessment Bonds, Area 2
Project, Series 2016
4 .125% 11/01/27 $ 317,741
300,000 (c) Windsor Cay Community Development District, Lake County,
Florida, Special Assessment Bonds, Assessment Area 2 Project,
Series 2025
4 .000 05/01/30 300,515
240,000 (c) Windsor Cay Community Development District, Lake County,
Florida, Special Assessment Bonds, Assessment Area 2 Project,
Series 2025
4 .250 05/01/35 240,551
690,000 (c) Windsor Cay Community Development District, Lake County,
Florida, Special Assessment Bonds, Assessment Area 2 Project,
Series 2025
5 .250 05/01/45 691,108
205,000 Wiregrass Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016
4 .375 05/01/26 205,291
200,000 Woodcreek Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 1, Series 2022
5 .200 05/01/32 210,692
400,000 Woodcreek Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 1, Series 2022
5 .700 05/01/42 422,119
225,000 (c) Woodcreek Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 2, Series 2025
4 .350 05/01/32 227,703
600,000 (c) Woodcreek Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 2, Series 2025
5 .350 05/01/45 597,183
535,000 (c) Woodland Crossing Community Development District, Sumter
County, Florida, Special Assessment Bonds, Series 2025
5 .125 05/01/35 561,673
295,000 (c) Woodland Preserve Community Development District,
Florida, Manatee County, Special Assessment Revenue Bonds,
Assessment Area One Series 2025
4 .300 05/01/32 299,033
630,000 (c) Woodland Preserve Community Development District,
Florida, Manatee County, Special Assessment Revenue Bonds,
Assessment Area One Series 2025
5 .300 05/01/45 634,159
330,000 (c) Woodland Ranch Estates Community Development District,
Dundee, Florida, Special Assessment Bonds, Series 2025
4 .650 05/01/32 336,658
565,000 (c) Woodland Ranch Estates Community Development District,
Dundee, Florida, Special Assessment Bonds, Series 2025
5 .550 05/01/45 571,567
560,000 Wynnmere East Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2016
5 .000 05/01/29 572,815
340,000 (c) Yarbrough Lane Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds, 2024
Project Series 2024
4 .750 05/01/31 344,359
1,000,000 (c) Yarbrough Lane Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds, 2024
Project Series 2024
5 .350 05/01/44 1,005,805
50,000 (c) Zephyr Lakes Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Aessessment
Area 2, Series 2021
2 .500 05/01/26 49,695
255,000 (c) Zephyr Lakes Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Aessessment
Area 2, Series 2021
3 .000 05/01/31 246,797
1,240,000 (c) Zephyr Lakes Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Aessessment
Area 2, Series 2021
3 .375 05/01/41 1,117,902
410,000 (c) Zephyr Lakes Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2019
4 .750 11/01/29 420,498
TOTAL FLORIDA 837,961,179

Portfolio of Investments December 31, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GEORGIA - 2.7%
$ 8,475,000 (c) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-1
5 .000% 04/01/34 $ 8,652,991
2,950,000 (c) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-2
5 .500 04/01/39 3,042,245
2,455,000 (f) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
6 .000 01/01/25 1,399,350
9,250,000 (f) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
6 .500 01/01/29 5,272,500
2,540,000 (f) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
6 .750 01/01/35 1,447,800
1,670,000 (f) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
7 .000 01/01/40 951,900
1,700,000 (c) Atlanta Development Authority, Georgia, Student Housing
Revenue Bonds, PRG - CAU Properties LLC Project - Clark
Atlanta University, Series 2025A
5 .000 07/01/35 1,777,038
2,000,000 (c) Atlanta Development Authority, Georgia, Student Housing
Revenue Bonds, PRG - CAU Properties LLC Project - Clark
Atlanta University, Series 2025A
5 .250 07/01/40 2,064,600
2,700,000 (c) Atlanta Development Authority, Georgia, Student Housing
Revenue Bonds, PRG - CAU Properties LLC Project - Clark
Atlanta University, Series 2025A
6 .000 07/01/45 2,824,249
500,000 Cobb County Development Authority, Georgia, Charter School
Revenue Bonds, Northwest Classical Academy, Inc. Project,
Series 2023A
5 .700 06/15/38 507,363
500,000 Cobb County Development Authority, Georgia, Charter School
Revenue Bonds, Northwest Classical Academy, Inc. Project,
Series 2023A
6 .000 06/15/43 503,741
4,050,000 Fayette County Development Authority, Georgia, Revenue
Bonds, United States Soccer Federation, Inc. Project Series
2024
5 .250 10/01/49 4,201,103
295,000 (f) Gainesville and Hall County Development Authority, Georgia,
Educational Facilities Revenue Bonds, Riverside Military
Academy, Refunding Series 2017
5 .000 03/01/27 132,750
1,000,000 Macon-Bibb County Urban Development Authority, Georgia,
Multifamily Housing Revenue Bonds, Dempsey Apartments
Project, Series 2018A
5 .200 12/01/53 890,244
165,000 (c) Macon-Bibb County Urban Development Authority, Georgia,
Revenue Bonds, Academy for Classical Education, Series 2017
5 .000 06/15/27 166,048
85,350,000 (c),(d) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4 .000 08/01/52 85,276,633
25,000,000 (d),(e) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023E-1, (Mandatory Put 6/01/31) (SOFR*0.67%
+ 1.700%), (UB)
4 .621 12/01/53 25,879,843
15,935,000 (d) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2024C, (Mandatory Put 12/01/31)
5 .000 12/01/54 17,077,073
3,000,000 (d) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2024D, (Mandatory Put 4/01/31)
5 .000 04/01/54 3,224,656
2,500,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2019A
5 .000 01/01/49 2,500,966
160,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project P Bonds, Series 2021A
4 .000 01/01/46 144,998
425,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project P Bonds, Series 2021A
4 .000 01/01/51 371,518
TOTAL GEORGIA 168,309,609

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GUAM - 0.1%
$ 1,940,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2025A
5 .250% 07/01/50 $ 2,000,078
4,125,000 Guam Power Authority, Revenue Bonds, Refunding Series
2017A
5 .000 10/01/40 4,193,357
1,850,000 Port Authority of Guam 5 .000 07/01/48 1,859,256
TOTAL GUAM 8,052,691
HAWAII - 0.3%
1,235,000 (c) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University Project, Refunding
Series 2024
5 .000 07/01/34 1,263,659
1,000,000 (c) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University Project, Refunding
Series 2024
5 .000 07/01/39 989,339
13,485,000 (c) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University, Series 2018
6 .000 07/01/28 13,768,455
TOTAL HAWAII 16,021,453
IDAHO - 0.5%
1,990,000 (c) Idaho Falls Auditorium District, Idaho, Certifications of
Participation,  Annual Appropriation Series 2021
5 .250 05/15/51 1,890,111
825,000 Idaho Health Facilities Authority, Revenue Bonds, Kootenai
Health Project, Series 2014
4 .375 07/01/34 825,494
1,265,000 Idaho Health Facilities Authority, Revenue Bonds, Madison
Memorial Hospital Project, Refunding Series 2016
5 .000 09/01/30 1,270,909
1,000,000 Idaho Health Facilities Authority, Revenue Bonds, Madison
Memorial Hospital Project, Refunding Series 2016
5 .000 09/01/37 1,001,655
1,000,000 (c) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Doral Academy of Idaho, Series 2021A
5 .000 07/15/41 873,539
2,500,000 (c) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Future Public School Project, Series 2022A
4 .000 05/01/52 1,844,882
560,000 (c) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Gem Prep Meridian South Charter School
Project, Series 2021
4 .000 05/01/31 541,254
2,565,000 (c) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Gem Prep Meridian South Charter School
Project, Series 2021
4 .000 05/01/41 2,131,680
13,420,000 (c) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Pinecrest Academy of Idaho Project, Series
2022A
6 .000 07/15/29 13,491,205
440,000 Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Pinecrest Academy of Idaho Project, Series
2022B
5 .500 07/15/29 442,731
3,500,000 Power County Industrial Development Corporation, Idaho,
Solid Waste Disposal Revenue Bonds, FMC Corporation, Series
1999, (AMT)
6 .450 08/01/32 3,513,111
TOTAL IDAHO 27,826,571
ILLINOIS - 3.6%
395,000 Aurora, Kane, DuPage, Kendall and Will Counties, Illinois, Tax
Increment Revenue Bonds, East River Area TIF 6, Refunding
Series 2018A
5 .000 12/30/27 399,008
910,000 Belleville, Illinois, Tax Increment Revenue Bonds, Frank Scott
Parkway Redevelopment Project, Series 2007A
5 .700 05/01/36 910,248
800,000 (c) Berwyn, Cook County, Illinois, Tax Increment Revenue Bonds,
South Berwyn Corridor Project, Series 2020
4 .000 12/01/28 783,937
3,920,000 (c) Berwyn, Cook County, Illinois, Tax Increment Revenue Bonds,
South Berwyn Corridor Project, Series 2020
4 .500 12/01/33 3,672,758
176,189 (f) Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005 6 .250 01/01/26 176,188
1,645,000 Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2019
5 .000 03/01/33 1,672,120
1,000,000 Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2019
5 .250 03/01/41 1,009,995
4,185,000 Central Illinois Economic Development Authority, Illinois,
Multifamily Housing Revenue Bonds, Huntington Ridge
Apartments Project, Series 2014
5 .000 08/01/30 4,132,308

Portfolio of Investments December 31, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 19,265,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016
5 .750% 04/01/33 $ 19,745,523
15,835,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016
5 .750 04/01/34 16,214,090
2,985,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016
5 .750 04/01/35 3,053,456
300,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2017
5 .000 04/01/33 304,181
1,370,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2017
5 .000 04/01/34 1,387,730
1,240,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2018
5 .000 04/01/33 1,270,611
1,535,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2018
5 .000 04/01/34 1,570,184
1,610,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2018
5 .000 04/01/35 1,641,969
1,270,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2018
5 .000 04/01/36 1,292,264
2,971,003 (c) Chicago, Illinois, Certificates of Participation, Tax Increment
Allocation Revenue Note, North Pullman Chicago
Neighborhood Initiative, Inc.Redevelopement Project-Whole
Foods Warehouse & Distribution Facility, Series 2016A
5 .000 03/15/34 2,972,882
3,300,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2018A
5 .000 01/01/48 3,301,079
8,030,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2016D
5 .000 01/01/52 8,030,247
5,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2025E - BAM Insured
5 .000 01/01/60 4,994,318
10,000,000 City of Chicago, Illinois, Chicago O'Hare International Airport,
Senior Special Facilities Revenue Bonds, TRIPs Obliated Group,
Series 2018
5 .000 07/01/48 9,869,621
1,292,582 Gilberts Village, Kane County, Illinois, Tax Increment Revenue
Note, Prairie Buisness Park-Industrial Property, Series 2018A
5 .000 11/15/34 1,285,678
1,390,000 Governors State University Board of Trustes, Illinois, Certificates
of Participation, Capital Improvement Projects, Series 2018 -
BAM Insured
5 .000 07/01/28 1,437,706
1,450,000 (c) Illinois Finance Authority, Charter School Revenue Bonds, Art in
Motion AIM Project, Series 2021A
4 .000 07/01/31 1,303,457
4,470,000 (c) Illinois Finance Authority, Charter School Revenue Bonds, Art in
Motion AIM Project, Series 2021A
5 .000 07/01/41 3,625,250
1,815,000 (c) Illinois Finance Authority, Charter School Revenue Bonds,
Intrinsic Charter Schools Belmont School Project, Series 2015A
5 .500 12/01/30 1,816,332
4,670,000 Illinois Finance Authority, Revenue Bonds, Admiral at the Lake
Project, Refunding Series 2017
5 .000 05/15/33 4,504,642
1,910,000 Illinois Finance Authority, Revenue Bonds, Admiral at the Lake
Project, Refunding Series 2017
5 .250 05/15/54 1,494,237
750,000 Illinois Finance Authority, Revenue Bonds, Admiral at the Lake
Project, Refunding Series 2017
5 .500 05/15/54 609,653
615,000 Illinois Finance Authority, Revenue Bonds, Advocate Health
Care Network, Refunding Series 2015
4 .125 05/01/45 573,193
221,263 (f) Illinois Finance Authority, Revenue Bonds, Christian Homes Inc.
Obligated Group, Refunding Series 2016
5 .000 05/15/26 11,063
409,001 (f) Illinois Finance Authority, Revenue Bonds, Christian Homes Inc.
Obligated Group, Refunding Series 2016
5 .000 05/15/40 20,450
360,000 (c) Illinois Finance Authority, Revenue Bonds, Goodman Theatre
Project, Refunding Series 2025A
5 .125 10/01/35 371,801
1,390,000 (c) Illinois Finance Authority, Revenue Bonds, Goodman Theatre
Project, Refunding Series 2025A
6 .000 10/01/45 1,412,213
1,795,000 Illinois Finance Authority, Revenue Bonds, Harris Theater for
Music and Dance Chicago, Series 2025
5 .000 10/01/35 1,826,862
2,900,000 Illinois Finance Authority, Revenue Bonds, Harris Theater for
Music and Dance Chicago, Series 2025
5 .750 10/01/45 2,878,317
6,400,000 (f) Illinois Finance Authority, Revenue Bonds, Lutheran Home and
Services, Series 2019A
5 .000 11/01/49 4,432,000

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 14,750,000 (c) Illinois Finance Authority, Revenue Bonds, mHUB Chicago
Project Series 2023
5 .420% 10/01/38 $ 15,196,550
5,250,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2015A
5 .000 11/15/45 5,250,027
2,100,000 (c) Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Series 2018B
6 .000 04/01/38 2,143,445
2,400,000 (c) Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Series 2019A
6 .000 04/01/38 2,450,368
1,000,000 (c) Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Series 2019A
6 .125 04/01/49 996,270
1,500,000 Illinois Finance Authority, Revenue Bonds, The Moorings of
Arlington Heights LLC, Series 2025
5 .000 11/01/36 1,621,015
5,000,000 (c),(d) Illinois Finance Authority, Solid Waste Revenue Bonds, LRS
Holdings LLC Project, Green Bond Series 2023A, (Mandatory
Put 9/03/30)
7 .250 09/01/52 5,456,740
6,500,000 (c),(d) Illinois Finance Authority, Solid Waste Revenue Bonds, LRS
Holdings LLC Project, Series 2023B, (Mandatory Put 9/01/33)
7 .375 09/01/42 7,429,802
11,920,000 (c),(d) Illinois Finance Authority, Surface Freight Transfer Facilities
Revenue Bonds, CenterPointJoliet Terminal Railroad Project,
Series 2020, (AMT), (Mandatory Put 12/31/34)
4 .125 12/01/50 11,911,469
105,000 Illinois State, General Obligation Bonds, June Series 2016 4 .000 06/01/36 105,020
8,000,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2014C
5 .000 01/01/36 8,012,216
10,000,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2014C
5 .000 01/01/39 10,011,030
6,000,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2015B
5 .000 01/01/36 6,015,692
7,610,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2015B
5 .000 01/01/40 7,617,172
9,130,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017A
5 .000 06/15/57 9,020,141
260,000 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill
Station Redevelopment Project, Senior Lien Series 2019
4 .250 01/01/29 259,985
408,107 (c) North Pullman Chicago Neighborhood Initiatives, Inc., Illinois,
Certificates of Participation, Gotham Greens Greenhouse
Facility, Redevelopment Project, Series 2018A
6 .000 03/15/34 408,582
1,070,000 Palos Heights, Illinois, Revenue Bonds, Trinity Christian College
Association, Taxable Series 2024B
8 .500 01/01/32 963,000
1,360,000 (c) Schaumburg Village, Cook and DuPage Counties, Illinois, Tax
Increment Revenue Note Certificates of Participation, North
Schaumburg Redevelopment Project Area, Series 2025
6 .125 12/30/38 1,368,909
330,000 South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A
4 .000 12/01/26 329,586
345,000 South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A
4 .000 12/01/27 344,419
355,000 South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A
4 .000 12/01/28 353,651
370,000 South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A
4 .000 12/01/29 369,585
385,000 South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A
4 .000 12/01/30 385,400
400,000 South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A
4 .000 12/01/31 399,538
420,000 South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A
4 .000 12/01/32 419,540
435,000 South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A
4 .000 12/01/33 431,170
450,000 South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A
4 .000 12/01/34 446,424
135,000 Southwestern Illinois Development Authority, Environmental
Improvement Revenue Bonds, US Steel Corporation Project,
Series 2012, (AMT)
5 .750 08/01/42 135,061

Portfolio of Investments December 31, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 1,650,000 Wonder Lake Village, McHenry County, Illinois, Special Tax
Bonds, Special Service Area 1 Woods Creek, Refunding Series
2015
4 .500% 03/01/34 $ 1,650,050
605,000 Wonder Lake Village, McHenry County, Illinois, Special Tax
Bonds, Special Service Area 5 Wooded Shores, Refunding
Series 2015
4 .250 03/01/29 597,494
280,000 Wonder Lake Village, McHenry County, Illinois, Special Tax
Bonds, Special Service Area 7 Deep Spring Woods, Refunding
Series 2015
4 .250 03/01/29 279,998
708,143 (f) Yorkville United City, Kendall County, Illinois, Sales Tax Revenue
Bonds, Kendall Marketplace Project, Series 2007
6 .000 01/01/26 708,143
TOTAL ILLINOIS 219,095,063
INDIANA - 0.9%
695,000 (c) Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver
Birch at Cook Road Project, Series 2018
5 .300 01/01/32 684,489
110,000 Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver
Birch of Fort Wayne Project, Series 2017
5 .125 01/01/32 106,823
1,665,000 (c) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for
Educational Excellence Project, Refunding Series 2020A
5 .125 06/01/32 1,654,043
910,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Avondale Meadows Academy Peoject, Series 2017
5 .000 07/01/27 906,790
165,000 (c) Indiana Finance Authority, Educational Facilities Revenue
Bonds, Circle City Preparatory Inc. Project, Series 2021A
5 .000 12/01/30 166,782
255,000 (c) Indiana Finance Authority, Educational Facilities Revenue
Bonds, Circle City Preparatory Inc. Project, Series 2021A
5 .000 12/01/40 240,476
150,000 Indiana Finance Authority, Environmental Improvement
Revenue Bonds, United States Steel Corporation Project, Series
2012, (AMT)
5 .750 08/01/42 150,068
2,000,000 Indiana Finance Authority, Environmental Improvement
Revenue Bonds, United States Steel Corporation Project, Series
2020, (AMT)
6 .750 05/01/39 2,238,201
2,330,000 Indiana Finance Authority, Health Facilities Revenue Bonds,
Good Samaritan Hospital Project, Series 2016A
5 .500 04/01/33 2,340,518
1,275,000 Indiana Finance Authority, Health Facilities Revenue Bonds,
Good Samaritan Hospital Project, Series 2016A
5 .500 04/01/34 1,280,496
2,500,000 Indiana Finance Authority, Health Facilities Revenue Bonds,
Good Samaritan Hospital Project, Series 2016A
5 .000 04/01/37 2,503,661
6,915,000 Indiana Finance Authority, Health System Revenue Bonds,
Franciscan Alliance, Inc Obligated Group, Series 2016A
5 .000 11/01/51 6,921,808
11,005,000 Indiana Housing and Community Development Authority,
Multifamily Housing Revenue Bonds, Vita of New Whiteland
Project, Series 2022
6 .750 01/01/43 10,268,643
2,500,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
5 .000 03/01/33 2,680,746
4,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
5 .500 03/01/38 4,347,671
1,380,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Subordinate Series
2023F-1
7 .750 03/01/67 1,522,435
1,840,000 Lafayette Redevelopment District, Indiana, Revenue Bonds,
Series 2024B
5 .000 02/15/27 1,882,558
100,000 Merrillville, Indiana, Economic Development Revenue Bonds,
Belvedere Housing Project, Series 2016
5 .050 04/01/26 99,912
4,000,000 Merrillville, Indiana, Economic Development Revenue Bonds,
Belvedere Housing Project, Series 2016
5 .750 04/01/36 4,000,060
5,015,000 Plainfield, Indiana,  Multifamily Housing Revenue Bonds,
Glasswater Creek of Plainfield Project, Series 2018
5 .375 09/01/38 5,015,209
6,375,000 Richmond Hospital Authority, Indiana, Revenue Bonds, Reid
Hospital Project,  Refunding Series 2015A
5 .000 01/01/35 6,377,936
140,000 Terre Haute, Indiana, Multifamily Housing Revenue Bonds,
Silver Birch of Terre Haute Project, Series 2017
5 .100 01/01/32 137,729

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA (continued)
$ 2,280,000 Terre Haute, Indiana, Multifamily Housing Revenue Bonds,
Silver Birch of Terre Haute Project, Series 2017
5 .350% 01/01/38 $ 2,245,959
TOTAL INDIANA 57,773,013
IOWA - 0.5%
750,000 Iowa Finance Authority Senior Living Facilities Revenue Bonds,
Presbyterian Homes Mill Pond Project Project, Series 2025
4 .500 10/01/35 758,892
1,000,000 Iowa Finance Authority Senior Living Facilities Revenue Bonds,
Presbyterian Homes Mill Pond Project Project, Series 2025
5 .500 10/01/45 1,010,332
15,340,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Alcoa Inc. Project, Series 2012
4 .750 08/01/42 15,340,387
6,385,000 Iowa Finance Authority, Revenue Bonds, Lifespace
Communities, Inc., Series 2016A
5 .000 05/15/41 6,386,127
7,000,000 Iowa Finance Authority, Revenue Bonds, Lifespace
Communities, Inc., Series 2016A
5 .000 05/15/47 6,582,987
2,100,000 Iowa Finance Authority, Revenue Bonds, Lifespace
Communities, Inc., Series 2024A
5 .000 05/15/39 2,140,722
TOTAL IOWA 32,219,447
KANSAS - 0.6%
1,000,000 (c) Garden City, Kansas, Sales Tax Special Obligation Revenue
Bonds, Sports of the World Star Bond Project - Phase II, Series
2025
5 .375 06/01/39 1,012,633
375,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5 .000 12/01/27 375,346
400,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5 .000 12/01/28 400,093
750,000 Kansas Development Finance Authority Revenue Bonds,
Village Shalom Project, Series 2018A
5 .250 11/15/33 700,832
1,790,000 Kansas Development Finance Authority Revenue Bonds,
Village Shalom Project, Series 2018A
5 .500 11/15/38 1,604,754
1,100,000 Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire
Community Improvement District No. 1 Project, Series 2012B
5 .250 12/15/29 506,000
3,092,713 (f) Overland Park, Kansas, Sales Tax Special Obligation Revenue
Bonds, Prairiefire at Lionsgate Project, Series 2012
4 .375 01/01/26 2,474,170
7,250,000 (f) Overland Park, Kansas, Sales Tax Special Obligation Revenue
Bonds, Prairiefire at Lionsgate Project, Series 2012
5 .250 12/15/29 2,755,000
2,145,000 (f) Overland Park, Kansas, Sales Tax Special Obligation Revenue
Bonds, Prairiefire at Lionsgate Project, Series 2012
6 .000 12/15/32 493,350
4,750,000 University of Kansas Hospital Authority, Health Facilities
Revenue Bonds, University of Kansas Health System, Series
2019A
5 .000 09/01/48 4,794,006
1,730,000 Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2018I
5 .000 05/15/47 1,493,952
895,000 Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2019III
5 .000 05/15/50 752,415
3,540,000 Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2024VIII
5 .250 05/15/39 3,559,754
13,925,000 (c) Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Village East Project Areas
2B 3 and 5, Series 2022
5 .750 09/01/39 14,169,907
TOTAL KANSAS 35,092,212
KENTUCKY - 0.8%
395,000 Christian County, Kentucky, Hospital Revenue Bonds, Jennie
Stuart Medical Center, Series 2016
5 .000 02/01/26 395,472
5,500,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Health, Refunding Series 2017A
5 .250 06/01/41 5,548,767
1,850,000 Kentucky Economic Development Finance Authority, Louisville
Arena Project Revenue Bonds, Louisville Arena Authority, Inc.,
Series 2017A - AGM Insured
5 .000 12/01/45 1,868,580
1,570,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5 .000 07/01/40 1,571,075
7,000,000 Kentucky Municipal Power Agency, Power System Revenue
Bonds, Prairie State Project, Series 2015A - NPFG Insured
5 .000 09/01/42 7,002,779

Portfolio of Investments December 31, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KENTUCKY (continued)
$ 10,000,000 (d) Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Refunding Series 2024A-1, (Mandatory Put 2/01/32)
5 .250% 04/01/54 $ 10,805,540
3,235,000 (d) Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Refunding Series 2024B, (Mandatory Put 8/01/32)
5 .000 01/01/55 3,482,000
9,795,000 (d) Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Series 2024A-1, (Mandatory Put 7/01/30)
5 .000 05/01/55 10,298,642
6,430,000 (d) Trimble County, Kentucky, Pollution Control Revenue Bonds,
Louisville Gas and Electric Company Project, Series 2016A,
(AMT), (Mandatory Put 9/01/27)
1 .300 09/01/44 6,126,884
TOTAL KENTUCKY 47,099,739
LOUISIANA - 1.3%
2,250,000 Beauregard Parish, Louisiana, Revenue Bonds, Boise Cascade
Corporation Project, Series 2002
6 .800 02/01/27 2,254,668
1,330,000 (c) Jefferson Parish Economic Development and Port District,
Louisiana, Kenner Discovery Health Sciences Academy Project,
Series 2018A
4 .800 06/15/29 1,336,636
3,700,000 (c) Jefferson Parish Economic Development and Port District,
Louisiana, Kenner Discovery Health Sciences Academy Project,
Series 2018A
5 .500 06/15/38 3,720,575
2,850,000 (c) Jefferson Parish Economic Development and Port District,
Louisiana, Kenner Discovery Health Sciences Academy Project,
Series 2018A
5 .625 06/15/48 2,755,161
680,000 Juban Crossing Economic Development District, Louisiana,
Revenue Bonds, General Infrastructure Projects, Subordinate
Lien Series 2025C
5 .000 09/15/35 731,992
920,000 Juban Crossing Economic Development District, Louisiana,
Revenue Bonds, General Infrastructure Projects, Subordinate
Lien Series 2025C
6 .000 09/15/45 972,334
115,000 (c) Juban Trails Community Development District, Livingston
Parish, Louisiana, Special Assessment  Revenue Bonds, Series
2022
3 .375 06/01/27 113,200
250,000 (c) Juban Trails Community Development District, Livingston
Parish, Louisiana, Special Assessment  Revenue Bonds, Series
2022
3 .750 06/01/32 236,225
130,000 Lakeshore Villages Master Community Development District,
Louisiana, Special Assessment Revenue Bonds, Series 2021
2 .375 06/01/26 128,955
695,000 Lakeshore Villages Master Community Development District,
Louisiana, Special Assessment Revenue Bonds, Series 2021
2 .875 06/01/31 642,138
125,000 Lakeshore Villages Master Community Development District,
Louisiana, Special Assessment Revenue Bonds, Series 2022
4 .450 06/01/27 125,324
250,000 Lakeshore Villages Master Community Development District,
Louisiana, Special Assessment Revenue Bonds, Series 2022
5 .000 06/01/32 256,635
750,000 Lakeshore Villages Master Community Development District,
Louisiana, Special Assessment Revenue Bonds, Series 2022
5 .375 06/01/42 770,368
175,000 (c) Lakeshore Villages Master Community Development District,
St. Tammany Parish, Louisiana, Special Assessment Revenue
Bonds, Series 2025
5 .000 06/01/33 180,657
250,000 (c) Lakeshore Villages Master Community Development District,
St. Tammany Parish, Louisiana, Special Assessment Revenue
Bonds, Series 2025
5 .875 06/01/45 260,593
1,545,000 (c) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Cameron Parish GOMESA Project, Green Series 2018
5 .650 11/01/37 1,618,341
1,555,000 (c) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Jefferson Parish GOMESA Project, Series 2019
4 .000 11/01/44 1,429,711
1,010,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Ragin' Cajun Facilities Inc.- Student Housing & Parking
Project, Series 2018 - AGM Insured
5 .000 10/01/43 1,019,759
1,000,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Ragin' Cajun Facilities Inc.- Student Housing & Parking
Project, Series 2018 - AGM Insured
5 .000 10/01/48 1,003,106

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 1,190,000 (c) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Saint Martin Parish GOMESA Project, Series 2019
4 .400% 11/01/44 $ 1,153,422
265,000 (c) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Terrebonne Parish GOMESA Project, Series 2018
5 .375 11/01/38 275,086
2,000,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Womans Hospital Foundation Project, Refunding Series
2017A
5 .000 10/01/41 2,027,103
900,000 (c) Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds,
Christwood Project, Refunding Series 2024
5 .000 11/15/37 933,470
1,000,000 (c) Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Westside
Habilitation Center Project, Refunding Series 2017A
5 .750 02/01/32 998,550
480,000 (c) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Lake Charles College Prep Project, Series 2019A
5 .000 06/01/29 485,165
300,000 (c) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2021A
5 .000 06/01/31 291,788
1,805,000 (c) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2021A
5 .000 06/01/41 1,536,503
1,000,000 (c) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2021A
5 .250 06/01/51 775,487
530,000 (c) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Young Audiences Charter School, Series 2019A
5 .000 04/01/30 532,540
965,000 (c) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Young Audiences Charter School, Series 2019A
5 .000 04/01/57 806,215
600,000 (c) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
BBR Schools - Materra Campus Project, Series 2021A
4 .000 06/01/31 580,612
1,350,000 (c) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
BBR Schools - Materra Campus Project, Series 2021A
4 .000 06/01/41 1,130,564
500,000 (c) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Jefferson Rise Charter School Project, Series 2022A
6 .000 06/01/37 514,139
1,400,000 (c) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lake Charles Charter Academy Foundation Project, Refunding
Series 2024A
5 .000 12/15/34 1,438,151
2,335,000 (c) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lake Charles Charter Academy Foundation Project, Refunding
Series 2024A
5 .000 12/15/43 2,246,763
435,000 (c) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2022A
6 .125 06/01/37 432,345
185,000 (c) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2022A
6 .375 06/01/52 167,045
7,500,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Loyola University of New Orleans Project, Refunding Series
2023A
5 .250 10/01/53 7,437,886
500,000 (f) Louisiana Public Facilities Authority, Revenue Bonds,
Archdiocese of New Orleans, Refunding Series 2017
5 .000 07/01/27 202,500
1,745,000 (f) Louisiana Public Facilities Authority, Revenue Bonds,
Archdiocese of New Orleans, Refunding Series 2017
5 .000 07/01/28 706,725
1,680,000 (f) Louisiana Public Facilities Authority, Revenue Bonds,
Archdiocese of New Orleans, Refunding Series 2017
5 .000 07/01/29 680,400
1,695,000 (f) Louisiana Public Facilities Authority, Revenue Bonds,
Archdiocese of New Orleans, Refunding Series 2017
5 .000 07/01/30 686,475
1,000,000 (f) Louisiana Public Facilities Authority, Revenue Bonds,
Archdiocese of New Orleans, Refunding Series 2017
5 .000 07/01/32 405,000
750,000 (f) Louisiana Public Facilities Authority, Revenue Bonds,
Archdiocese of New Orleans, Refunding Series 2017
5 .000 07/01/33 303,750
1,500,000 (f) Louisiana Public Facilities Authority, Revenue Bonds,
Archdiocese of New Orleans, Refunding Series 2017
5 .000 07/01/37 607,500
3,050,000 Louisiana Public Facilities Authority, Revenue Bonds, Cleco
Power LLC Project, Series 2008
4 .250 12/01/38 3,050,286

Portfolio of Investments December 31, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 4,000,000 (c),(f) Louisiana Public Facilities Authority, Solid Waste Disposal
Facility Revenue Bonds,  Lousiana Pellets Inc Project, Series
2015, (AMT)
7 .000% 07/01/26 $ 40
2,000,000 (c),(d) Louisiana Public Facilities Authority, Solid Waste Disposal
Revenue Bonds, Waste Pro USA Inc Project Series 2023, (AMT),
(Mandatory Put 10/01/28)
6 .750 10/01/53 2,114,402
500,000 (d) Louisiana Public Facilities Authority, Solid Waste Disposal
Revenue Bonds, Waste Pro USA Inc Project Series 2023R-2,
(AMT), (Mandatory Put 10/01/28)
6 .500 10/01/53 525,665
980,000 New Orleans Aviation Board, Louisiana, General Airport
Revenue Bonds, North Terminal Project, Series 2017B, (AMT)
5 .000 01/01/27 998,927
10,345,000 New Orleans Aviation Board, Louisiana, General Airport
Revenue Bonds, North Terminal Project, Series 2017B, (AMT)
5 .000 01/01/48 10,348,160
1,600,000 (c) Plaquemines Port, Louisiana, Harbor and Terminal District
Facilities Revenue Bonds NOLA Terminal LLC Project Dock and
Wharf Series 2024A
9 .000 12/01/44 1,376,352
3,990,000 (c),(d) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2008, (Mandatory Put 6/01/30)
6 .100 06/01/38 4,395,261
5,390,000 (c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010A
6 .350 10/01/40 5,889,707
1,840,000 (c),(d) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010B, (Mandatory Put 6/01/30)
6 .100 12/01/40 2,027,959
2,075,000 (d) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2011, (Mandatory Put 6/01/30)
3 .700 08/01/41 2,102,497
930,000 Saint Tammany Parish Hospital Service District 2, Louisiana,
General Obligation Bonds, Series 2025 - BAM Insured
5 .000 03/01/39 1,025,390
1,950,000 Saint Tammany Parish Hospital Service District 2, Louisiana,
General Obligation Bonds, Series 2025 - BAM Insured
5 .000 03/01/40 2,118,984
TOTAL LOUISIANA 82,885,192
MAINE - 0.3%
3,000,000 (c) Maine Finance Authority, Solid Waste Disposal Revenue Bonds,
Casella Waste Systems, Inc. Project, Term Rate Series 2015-R3,
(AMT)
5 .000 08/01/35 3,098,664
4,500,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, MaineHealth Issue, Series 2018A
5 .000 07/01/43 4,584,709
11,050,000 Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise
Cascade Corporation Project, Series 2001, (AMT)
6 .875 10/01/26 11,073,099
TOTAL MAINE 18,756,472
MARYLAND - 0.5%
2,210,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/31 2,246,243
1,000,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/32 1,015,279
1,500,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/33 1,520,952
2,360,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/35 2,387,204
500,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/36 505,012
385,000 Baltimore, Maryland, Special Obligation Bonds, Consolidated
Tax Increment Financing, Series 2015
5 .000 06/15/26 385,371
345,000 Baltimore, Maryland, Special Obligation Bonds, Consolidated
Tax Increment Financing, Series 2015
5 .000 06/15/27 345,334
875,000 (c) Baltimore, Maryland, Special Obligation Bonds, Harbor Point
Project, Refunding Series 2022
4 .875 06/01/42 888,966
435,000 (c) Howard County, Maryland, Special Obligation Bonds,
Downtown Columbia Project, Series 2017A
4 .000 02/15/28 435,152
2,900,000 Hyattsville, Maryland, Special Obligation Bonds, University
Town Center Project, Series 2016
5 .000 07/01/34 2,900,835
1,200,000 (c),(d) Maryland Economic Development Corporation, Port Facilities
Revenue Bonds, Core Natural Resources Inc. Project, Refunding
Series 2025, (Mandatory Put 3/27/35)
5 .000 07/01/48 1,257,443

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MARYLAND (continued)
$ 3,360,000 (f) Maryland Economic Development Corporation, Revenue
Bonds, Chesapeake Bay Hyatt Conference Center, Series
2006A
5 .000% 12/01/25 $ 2,251,200
6,895,000 (f) Maryland Economic Development Corporation, Revenue
Bonds, Chesapeake Bay Hyatt Conference Center, Series
2006A
5 .000 12/01/31 4,619,650
1,000,000 (f) Maryland Economic Development Corporation, Revenue
Bonds, Chesapeake Bay Hyatt Conference Center, Series
2006B
5 .250 12/01/31 670,000
270,000 Maryland Economic Development Corporation, Senior Student
Housing Revenue Bonds, Towson University Project, Refunding
Series 2017
5 .000 07/01/27 275,609
190,000 Maryland Economic Development Corporation, Senior Student
Housing Revenue Bonds, Towson University Project, Refunding
Series 2017
5 .000 07/01/29 193,930
325,000 Maryland Economic Development Corporation, Senior Student
Housing Revenue Bonds, Towson University Project, Refunding
Series 2017
5 .000 07/01/30 331,585
375,000 Maryland Economic Development Corporation, Senior Student
Housing Revenue Bonds, Towson University Project, Refunding
Series 2017
5 .000 07/01/31 382,271
530,000 Maryland Economic Development Corporation, Senior Student
Housing Revenue Bonds, Towson University Project, Refunding
Series 2017
5 .000 07/01/37 530,273
190,000 (c) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Green Street Academy, Series 2017A
5 .000 07/01/27 191,022
750,000 (c) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Imagine Andrews Public Charter School,
Series 2022A
5 .500 05/01/42 736,069
600,000 (c) Prince George's County, Maryland, Special Obligation Bonds,
Westphalia Town Center Project, Series 2018
5 .000 07/01/30 606,056
4,000,000 (c) Prince George's County, Maryland, Special Obligation Bonds,
Westphalia Town Center Project, Series 2018
5 .250 07/01/48 3,981,697
TOTAL MARYLAND 28,657,153
MASSACHUSETTS - 0.4%
2,410,000 (c) Massachusetts Development Finance Agency Revenue
Refunding Bonds, NewBridge on the Charles, Inc. Issue, Series
2017
5 .000 10/01/47 2,384,132
3,300,000 (c) Massachusetts Development Finance Agency, Massachusetts,
Senior Living Revenue Bonds, Care Communities, LLC Issue,
Series 2025A-1
5 .500 07/15/35 3,366,968
2,000,000 (c) Massachusetts Development Finance Agency, Massachusetts,
Senior Living Revenue Bonds, Care Communities, LLC Issue,
Series 2025A-1
6 .500 07/15/60 1,984,463
2,000,000 (c) Massachusetts Development Finance Agency, Revenue Bonds,
GingerCare Living Inc, Series 2024B-3
4 .750 12/01/29 2,000,590
2,100,000 (c) Massachusetts Development Finance Agency, Revenue Bonds,
GingerCare Living Inc, Series 2024B-3
5 .000 12/01/29 2,100,602
5,530,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Health Care Obligated Group Issue, Series
2017L
5 .000 07/01/44 5,535,825
2,750,000 Massachusetts Development Finance Authority, Revenue
Bonds, Tufts Medical Center Series 2052F
5 .500 10/01/45 2,851,981
2,430,000 Massachusetts Port Authority, Revenue Bonds, Refunding
Series 2016B, (AMT)
5 .000 07/01/43 2,434,301
TOTAL MASSACHUSETTS 22,658,862
MICHIGAN - 0.8%
335,000 Advanced Technology Academy, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2019
3 .875 11/01/29 331,360
85,000 Advanced Technology Academy, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2019
5 .000 11/01/34 87,044
100,000 Conner Creek Academy East, Michigan, Public School Revenue
Bonds, Series 2007
5 .000 11/01/26 99,388

Portfolio of Investments December 31, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 1,915,000 County of Calhoun Hospital Finance Authority, Michigan,
Hospital Revenue Bonds, Oaklawn Hospital, Refunding Series
2016
5 .000% 02/15/30 $ 1,935,622
2,010,000 County of Calhoun Hospital Finance Authority, Michigan,
Hospital Revenue Bonds, Oaklawn Hospital, Refunding Series
2016
5 .000 02/15/31 2,031,255
19,942,557 (f) Detroit City & General Retirement System Service Corporation,
Michigan, Certificates of Participation, Taxable Series 2005A -
FGIC Insured
3 .000 06/15/26 21,562,889
5,000 Detroit, Michigan, Sewer Disposal System Revenue Bonds,
Second Lien, Series 2006B - NPFG Insured
5 .000 07/01/36 5,010
6,000,000 Grand Rapids Economic Development Corporation, Michigan,
Limited Obligation Revenue Bonds, Beacon Hill at Eastgate
Project, Series 2025A
5 .750 11/01/45 5,973,226
1,250,000 Michigan Finance Authority, Higher Education Limited
Obligation Revenue Bonds, Aquinas College Project,
Refunding Series 2021
4 .000 05/01/31 1,024,609
245,000 (g) Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2016MI, (Pre-refunded
6/01/26)
5 .000 12/01/45 247,169
4,755,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2016MI
5 .000 12/01/45 4,764,763
435,000 Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Cesar Chavez Academy Project,
Refunding Series 2019
4 .000 02/01/29 435,216
740,000 Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Hanley International Academy, Inc.
Project, Refunding Series 2021
3 .500 09/01/30 713,171
1,350,000 Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Madison Academy Project,
Refunding Series 2021
4 .250 12/01/39 1,192,505
1,290,000 (c) Michigan Finance AuthorIty, Public School Academy Limited
Obligation Revenue Bonds, Voyageur Academy Project,
Refunding Series 2017. Private Placement of 2017
5 .900 07/15/46 1,027,689
150,000,000 Michigan Tobacco Settlement Finance Authority, Tobacco
Settlement Asset-Backed Revenue Bonds, Capital Appreciation
Turbo Term Series 2008C
0 .000 06/01/58 2,636,850
6,600,000 Oakland University, Michigan, General Revenue Bonds, Series
2016
5 .000 03/01/47 6,557,822
500,000 Saline Economic Development Corporation, Michigan, Limited
Obligation Revenue and Refunding Bonds, Evangelical Homes
of Michigan, Series 2012
5 .250 06/01/32 477,019
545,000 (c) Warren Academy, Macomb County, Michigan, Revenue Bonds,
Public School Academy, Refunding Series 2020A
5 .000 05/01/35 544,436
TOTAL MICHIGAN 51,647,043
MINNESOTA - 1.4%
320,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
3 .500 08/01/26 318,210
400,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
3 .500 08/01/27 394,504
270,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
4 .000 08/01/28 267,355
415,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
4 .000 08/01/29 409,912
260,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
4 .000 08/01/30 255,275
300,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
4 .000 08/01/31 293,778

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 320,000 Bethel, Minnesota, Charter School Lease Revenue Bonds, Level
Up Academy, Taxable Series 2021B
6 .000% 06/15/27 $ 314,579
540,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project, Series 2016A
5 .000 07/01/31 540,924
335,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A
4 .000 07/01/28 330,293
1,100,000 Columbia Heights, Minnesota, Charter School Lease Revenue
Bonds, Prodeo Academy Project, Series 2019A
3 .875 07/01/29 1,027,028
1,680,000 Columbia Heights, Minnesota, Charter School Lease Revenue
Bonds, Prodeo Academy Project, Series 2019A
5 .000 07/01/34 1,536,744
2,135,000 Columbia Heights, Minnesota, Charter School Lease Revenue
Bonds, Prodeo Academy Project, Series 2019A
5 .000 07/01/39 1,813,973
1,715,000 Coon Rapids, Minnesota Charter School Lease Revenue Bonds
Athlos Leadership Academy Brooklyn Park, Refunding Series
2025
5 .250 06/15/35 1,758,970
1,225,000 Coon Rapids, Minnesota Charter School Lease Revenue Bonds
Athlos Leadership Academy Brooklyn Park, Refunding Series
2025
6 .500 06/15/47 1,254,512
3,515,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2020A
5 .000 07/01/55 3,244,663
1,600,000 (c) Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Seven Hills Preparatory Academy Project, Series 2024A
6 .125 06/15/61 1,468,493
400,000 (c) Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Seven Hills Preparatory Academy Project, Taxable Series 2024B
7 .500 06/15/28 405,532
500,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
5 .000 06/15/30 549,104
625,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
5 .000 06/15/33 702,731
600,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
4 .000 06/15/34 630,722
260,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
4 .000 06/15/35 271,851
425,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
4 .000 06/15/36 441,833
425,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
4 .000 06/15/37 438,678
300,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
4 .000 06/15/39 306,313
2,360,000 Greenwood, Minnesota, Charter School Lease Revenue Bonds,
Main Street School of Performing Arts Project, Series 2016A
5 .000 07/01/36 2,172,306
410,000 Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble
Academy Project, Series 2014A
5 .000 07/01/29 410,207
225,000 Independence, Minnesota, Charter School Lease Revenue
Bonds, Paladin Career & Technical High School Project, Series
2021A
3 .250 06/01/31 207,103
170,000 Independence, Minnesota, Charter School Lease Revenue
Bonds, Paladin Career & Technical High School Project, Series
2021A
4 .000 06/01/41 138,994
2,100,000 (c) Independence, Minnesota, Charter School Lease Revenue
Bonds, Spero Academy Project, Series 2021A
5 .000 07/01/56 1,623,728
550,000 International Falls, Minnesota, Solid Waste Disposal Revenue
Bonds, Boise Cascade Corporation Project, Refunding Series
1999, (AMT)
6 .850 12/01/29 551,286
850,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Cyber Village Academy Project, Series 2022A
5 .250 06/01/42 800,171
130,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Cyber Village Academy Project, Taxable Series 2022B
5 .500 06/01/27 130,393

Portfolio of Investments December 31, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 440,000 (c) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Friendship Academy of the Arts Project, Series 2019A
4 .000% 12/01/31 $ 368,985
1,685,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hennepin Schools Project, Series 2021A
4 .000 07/01/31 1,587,280
4,350,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hennepin Schools Project, Series 2021A
4 .000 07/01/41 3,361,947
845,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hiawatha Academies Project, Series 2022A
5 .000 07/01/32 835,164
550,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hiawatha Academies Project, Series 2022A
5 .375 07/01/42 498,189
350,000 (c) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Spero Academy Project, Series 2017A
5 .500 07/01/27 352,366
780,000 (c) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Twin Cities International Schools Project, Series 2017A
4 .250 12/01/27 777,047
1,680,000 (c) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Twin Cities International Schools Project, Series 2017A
5 .000 12/01/37 1,639,937
650,000 (c) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Venture Academy Project, Series 2022A
5 .000 06/01/32 638,574
2,365,000 (c) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Venture Academy Project, Series 2022A
5 .250 06/01/42 2,188,636
4,035,000 (c) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Venture Academy Project, Series 2022A
5 .250 06/01/52 3,478,718
3,005,000 (c) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Venture Academy Project, Series 2022A
5 .500 06/01/57 2,616,391
240,000 Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village
at St. Anthony Falls Project, Refunding Series 2015
4 .000 03/01/27 240,016
1,475,000 Otsego, Minnesota, Charter School Lease Revenue Bonds,
Kaleidoscope Charter School Project, Series 2014A
5 .000 09/01/34 1,465,005
290,000 Rochester, Minnesota, Charter School Lease Revenue Bonds,
Rochester Math & Science Academy Project, Series 2018A
4 .500 09/01/26 286,549
6,165,000 (c),(f) Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Athlos Academy, Series 2022A
5 .500 06/01/42 4,562,100
10,650,000 (c),(f) Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Athlos Academy, Series 2022A
5 .750 06/01/52 7,881,000
2,000,000 (c),(f) Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Athlos Academy, Series 2022A
5 .875 06/01/57 1,480,000
200,000 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Stride Academy Project, Series 2016A
3 .750 04/01/26 199,054
2,025,000 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Stride Academy Project, Series 2016A
5 .000 04/01/36 1,891,826
4,130,000 (c) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community School of
Excellence, Series 2023
4 .500 03/01/33 4,272,342
6,045,000 (c) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community School of
Excellence, Series 2023
5 .250 03/01/43 5,987,425
100,000 (c) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Great River School
Project, Series 2017A
4 .750 07/01/29 100,460
1,285,000 (c) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Metro Deaf School
Project, Series 2018A
5 .000 06/15/48 1,141,498
5,000,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Facility Revenue Bonds, HealthPartners Obligated
Group, Refunding Series 2015A
4 .000 07/01/35 5,000,774
570,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Lease Revenue Bonds, Hope Community Academy Project,
Series 2015A
4 .500 12/01/29 542,496
325,000 Savage, Minnesota Charter School Lease Revenue Bonds,
Aspen Academy Project, Series 2016A
4 .000 10/01/26 323,629
1,115,000 Savage, Minnesota Charter School Lease Revenue Bonds,
Aspen Academy Project, Series 2016A
4 .750 10/01/31 1,115,702

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 30,000 Winona Port Authority, Minnesota, Charter School Lease
Revenue Bonds, Bluffview Montessori School Project,
Refunding Series 2016
3 .750% 06/01/26 $ 29,838
4,405,000 (c) Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Math and Science Academy Building Company, Refunding
Series 2025A
4 .500 06/01/35 4,400,614
780,000 (c) Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Math and Science Academy Building Company, Refunding
Series 2025A
5 .250 06/01/45 740,216
TOTAL MINNESOTA 85,013,943
MISSISSIPPI - 0.2%
2,700,000 (c),(f) Mississippi Business Finance Corporation, Gulf Opportunity
Zone Revenue Bonds, King Edward Mixed-Use Project,
Refunding Subordinate Series 2023, (Mandatory Put 6/15/25)
6 .000 10/15/49 2,565,000
930,000 (c),(f) Mississippi Business Finance Corporation, Gulf Opportunity
Zone Revenue Bonds, King Edward Mixed-Use Project, Taxable
Refunding Series 2019A, (Mandatory Put 6/15/25)
6 .000 10/15/30 883,500
3,615,000 Mississippi Hospital Equipment and Facilities Authority,
Revenue Bonds, Baptist Memorial Healthcare, Series 2016A
5 .000 09/01/41 3,621,729
4,635,000 Mississippi Hospital Equipment and Facilities Authority,
Revenue Bonds, Baptist Memorial Healthcare, Series 2016A
5 .000 09/01/46 4,610,916
TOTAL MISSISSIPPI 11,681,145
MISSOURI - 0.8%
475,000 Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2016A
6 .000 03/01/33 477,356
4,000,000 Independence Industrial Development Authority, Missouri,
Revenue Bonds, Tax Increment and Special Districts, Hub Drive
Redevelopment Project Series 2023
6 .250 11/01/44 4,033,280
1,000,000 (c) Kansas City Industrial Development Authority, Missouri,
Economic Activity Tax Revenue Bonds, Historic Northeast
Redevelopment Plan Series 2024A-1
5 .000 06/01/46 975,526
2,825,000 (c) Kansas City Industrial Development Authority, Missouri,
Revenue Bonds, Platte Purchase Project A, C & E, Refunding &
Improvement Series 2025
6 .000 01/01/48 2,879,654
4,620,000 Kansas City School District, Missouri, Certificates of
Participation, Series 2025
4 .625 04/01/45 4,733,965
1,075,000 Kirkwood Industrial Development Authority, Missouri,
Retirement Community Revenue Bonds, Aberdeen Heights
Project, Refunding Series 2017A
5 .000 05/15/26 1,075,668
1,080,000 Kirkwood Industrial Development Authority, Missouri,
Retirement Community Revenue Bonds, Aberdeen Heights
Project, Refunding Series 2017A
5 .000 05/15/27 1,081,941
1,150,000 Kirkwood Industrial Development Authority, Missouri,
Retirement Community Revenue Bonds, Aberdeen Heights
Project, Refunding Series 2017A
5 .250 05/15/28 1,156,287
2,645,000 Kirkwood Industrial Development Authority, Missouri,
Retirement Community Revenue Bonds, Aberdeen Heights
Project, Refunding Series 2017A
5 .250 05/15/31 2,662,559
3,365,000 (c) Land Clearance for Redevelopment Authority of Kansas City,
Missouri, Project Revenue Bonds, Convention Center Hotel
Project - TIF Financing, Series 2018B
4 .375 02/01/31 3,342,958
1,300,000 (c) Land Clearance for Redevelopment Authority of Kansas City,
Missouri, Project Revenue Bonds, Convention Center Hotel
Project - TIF Financing, Series 2018B
5 .000 02/01/40 1,306,635
3,600,000 (c) Land Clearance for Redevelopment Authority of Kansas City,
Missouri, Project Revenue Bonds, Convention Center Hotel
Project - TIF Financing, Series 2018B
5 .000 02/01/50 3,542,382
3,225,000 (c) Missouri Development Finance Board, Tax Increment and
Special District Revenue Bonds, Lakeport Village Project, Series
2025A
6 .000 06/15/40 3,235,275

Portfolio of Investments December 31, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 1,500,000 (c) Missouri Development Finance Board, Tax Increment and
Special District Revenue Bonds, Lakeport Village Project, Series
2025A
6 .500% 06/15/45 $ 1,486,729
725,000 (c) Missouri Health and Educational Facilities Authority,
Educational Facilities Revenue Bonds, Missouri Baptist
University, Series 2025
5 .000 10/01/35 732,893
1,000,000 (c) Missouri Health and Educational Facilities Authority,
Educational Facilities Revenue Bonds, Missouri Baptist
University, Series 2025
6 .000 10/01/45 1,003,313
296,758 (f) Missouri Health and Educational Facilities Authority, Revenue
Bonds, Christian Homes Inc., Senior Living Facilities Series
2018
5 .000 05/15/26 14,838
1,769,320 (f) Missouri Health and Educational Facilities Authority, Revenue
Bonds, Christian Homes Inc., Senior Living Facilities Series
2018
5 .000 05/15/40 88,466
2,515,000 Missouri Southern State University, Auxiliary Enterprise System
Revenue Bonds, Series 2021
4 .000 10/01/31 2,497,808
3,135,000 Missouri Southern State University, Auxiliary Enterprise System
Revenue Bonds, Series 2021
4 .000 10/01/34 3,072,746
150,000 Plaza at Noah's Ark Community Improvement District, Saint
Charles, Missouri, Tax Increment and Improvement District
Revenue Bonds, Series 2021
3 .000 05/01/30 143,746
500,000 Plaza at Noah's Ark Community Improvement District, Saint
Charles, Missouri, Tax Increment and Improvement District
Revenue Bonds, Series 2021
3 .125 05/01/35 451,872
895,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project,
Refunding & Improvement Series 2016
5 .000 11/15/27 895,505
990,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project,
Refunding & Improvement Series 2016
5 .000 11/15/29 990,552
1,095,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project,
Refunding & Improvement Series 2016
5 .000 11/15/31 1,095,565
3,000,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village Saint Louis Obligated
Group, Series 2018A
5 .250 09/01/53 2,913,124
2,360,000 (c) Saint Louis Industrial Development Authority, Missouri,
Revenue Bonds, Confluence Academy Project, Series 2022A
5 .500 06/15/42 2,196,805
1,000,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2017D, (AMT)
5 .000 07/01/35 1,021,003
490,000 Stoddard County Industrial Development Authority, Missouri,
Health Facility Revenue Bonds, Southeasthealth, Series 2016B
6 .000 03/01/37 492,163
500,000 (c) The Industrial Development Authority of the County of St.
Louis, Missouri, Transportation Development Refunding
Revenue Bonds, Series 2019B
4 .375 03/01/33 488,630
TOTAL MISSOURI 50,089,244
NEBRASKA - 1.0%
5,490,000 (d) Central Plains Energy Project, Nebraska, Gas Project Revenue
Bonds, Project 5, Series 2022-1, (Mandatory Put 10/01/29)
5 .000 05/01/53 5,729,613
40,000,000 (d),(e) Central Plains Energy Project, Nebraska, Gas Project Revenue
Bonds, Project 5, SOFR Series 2022-2, (Mandatory Put
10/01/29) (SOFR*0.67% + 2.180%), (UB)
5 .101 05/01/53 41,497,652
5,750,000 Douglas County Hospital Authority 2, Nebraska, Hospital
Revenue Bonds, Madonna Rehabilitation Hospital Project,
Series 2014
5 .000 05/15/44 5,750,027
5,410,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2023G
5 .400 09/01/53 5,576,270
TOTAL NEBRASKA 58,553,562

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEVADA - 0.3%
$ 1,030,000 Clark County, Nevada, Local Improvement Bonds, Special
Improvement District 159 Summerlin Village 16A, Series 2015
5 .000% 08/01/28 $ 1,030,791
820,904 (c),(f) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2017B, (AMT)
5 .125 12/15/37 8
2,714,441 (c),(f) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2018, (AMT)
6 .950 02/15/38 27
1,832,350 (c),(f) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2020
6 .750 02/15/38 18
7,469,738 (c),(f) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Series 2017, (AMT)
5 .875 12/15/27 75
2,292,095 (c),(f) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Series 2017, (AMT)
6 .250 12/15/37 23
4,620,000 (d) Director of Nevada State Department of Business and Industry,
Revenue Bonds, Brightline West Passenger Rail Project, Senior
Subordinated Secured Series 2025B, (AMT), (Mandatory Put
11/02/26)
12 .000 01/01/65 3,418,800
1,500,000 (c) Director of the State of Nevada Department of Business and
Industry, Charter School Lease Revenue Bonds, Somerset
Academy, Series 2018A
5 .000 12/15/48 1,394,171
1,440,000 Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series 2016
4 .000 09/01/32 1,424,345
615,000 Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series 2016
4 .000 09/01/35 597,602
670,000 Henderson, Nevada, Local Improvement District No. T-20
Rainbow Canyon, Local Improvement Bonds, Series 2018
5 .000 09/01/38 670,231
405,000 Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 812 Summerlin Village 24, Series 2015
5 .000 12/01/26 405,301
310,000 Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 814 Summerlin Village 21& 24A, Series
2019
4 .000 06/01/39 295,683
145,000 Neveda State Director of the Department of Business and
Industry, Charter School Revenue Bonds, Doral Academy of
Nevada, Series 2017A
5 .000 07/15/27 145,073
1,400,000 Neveda State Director of the Department of Business and
Industry, Charter School Revenue Bonds, Doral Academy of
Nevada, Series 2017A
5 .000 07/15/47 1,295,330
600,000 North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 64 Valley Vista, Series 2019
4 .250 06/01/34 598,063
735,000 North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 64 Valley Vista, Series 2019
4 .500 06/01/39 733,441
340,000 (c) North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 65 Northern Beltway Commercial Area,
Series 2017
4 .000 12/01/27 339,763
1,600,000 (c) North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 65 Northern Beltway Commercial Area,
Series 2017
5 .000 12/01/37 1,610,322
580,000 Reno, Nevada, Redevelopment Agency Downtown Project Tax
Allocation Bonds, Series 2007C
5 .400 06/01/27 580,806
400,000 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding
Bonds, ReTrac-Reno Transporation Rail Access Corridor Project,
Series 2018B - AGM Insured
5 .000 06/01/38 417,081
885,000 Sparks, Nevada, Sales Tax Revenue Bonds, Tourism
Improvement District 1 Legends at Sparks Marina, Senior Sales
Tax Anticipation Series 2025
3 .875 06/15/28 886,308
TOTAL NEVADA 15,843,262

Portfolio of Investments December 31, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW HAMPSHIRE - 1.6%
$ 1,250,000 (c) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2018A, (AMT)
4 .000% 11/01/27 $ 1,234,822
2,000,000 (c) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2018B
4 .625 11/01/42 1,735,047
1,270,000 (c),(d) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2020A, (Mandatory Put 7/02/40)
3 .625 07/01/43 1,040,508
47,066,000 (c) National Finance Authority, New Hampshire, Special
Revenue Bonds, Bridgeland Water & Utility Districts
418,489,492,493,157 & 159, Series 2025
5 .875 12/15/33 46,853,925
1,150,000 (c) National Finance Authority, New Hampshire, Special Revenue
Bonds, Katy Court Project - Development I,  Fort Bend, Waller &
Harris Counties, Texas, Series 2025
5 .875 12/01/32 1,150,685
2,300,000 (c) National Finance Authority, New Hampshire, Special Revenue
Bonds, Katy Court Project - Development II,  Fort Bend, Waller
& Harris Counties, Texas, Series 2025
5 .950 12/01/31 2,301,029
1,800,000 (c) National Finance Authority, New Hampshire, Special Revenue
Bonds, Katy Court Project - Development III,  Fort Bend, Waller
& Harris Counties, Texas, Series 2025
6 .000 12/01/31 1,800,792
1,545,000 (c) National Finance Authority, New Hampshire, Special Revenue
Bonds, Mill Creek Project, Montgomery County, Texas Series
2025
5 .950 12/01/31 1,545,200
10,000,000 (c) National Finance Authority, New Hampshire, Special Revenue
Bonds, Mirador Project, Travis County, Series 2025
6 .000 12/01/31 10,003,338
15,000,000 (c) National Finance Authority, New Hampshire, Special Revenue
Bonds, Provence Project, Travis County Capital Appreciation
Series 2025
0 .000 12/01/31 10,155,725
24,500,000 (c) National Finance Authority, New Hampshire, Special Revenue
Bonds, The Lariat Phase 2 Project, Williamson County, Texas
Capital Appreciation Series 2025
0 .000 12/15/32 15,233,022
2,370,000 (c) National Finance Authority, New Hampshire, Special Revenue
Bonds, Wildflower Project, Denton County, Texas, Capital
Appreciation Series 2025
0 .000 12/15/33 1,465,510
2,242,000 (c) New Hampshire National Finance Authority, Special Revenue
Bonds, Silverado Project Denton County Series 2024
5 .000 12/01/28 2,240,998
TOTAL NEW HAMPSHIRE 96,760,601
NEW JERSEY - 1.4%
4,980,000 Hudson County Improvement Authority, New Jersey, County
Secured Lease Revenue Bonds, Hudson County Vocational
Technical Schools Project, Series 2016
5 .000 05/01/46 4,992,317
445,000 (g) New Jersey Building Authority, State Building Revenue Bonds,
Refunding Series 2016A, (Pre-refunded 6/15/26)
4 .000 06/15/30 447,930
500,000 New Jersey Economic Development Authority, Charter School
Revenue Bonds, Central Jersey College Prep Charter School
Project, Series 2025
5 .000 11/01/35 539,400
675,000 New Jersey Economic Development Authority, Charter School
Revenue Bonds, Central Jersey College Prep Charter School
Project, Series 2025
5 .000 11/01/45 680,552
900,000 New Jersey Economic Development Authority, Charter School
Revenue Bonds, North Star Academy Charter School of
Newark, Series 2017
5 .000 07/15/32 916,472
110,000 (c) New Jersey Economic Development Authority, Charter School
Revenue Bonds, Teaneck Community Charter School, Series
2017A
4 .250 09/01/27 110,559
2,000,000 New Jersey Economic Development Authority, Fixed Rate
Revenue Bonds, Lions Gate Project, Series 2014
5 .000 01/01/34 2,000,294
28,800,000 (c) New Jersey Economic Development Authority, New Jersey,
Dock and Wharf Facility Revenue Bonds, Repauno Port & Rail
Terminal Project, Series 2025, (AMT)
6 .375 01/01/35 29,821,041
4,380,000 New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Refunding
Series 2012, (AMT)
5 .750 09/15/27 4,387,330

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 3,315,000 New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series
2000A & 2000B, (AMT)
5 .625% 11/15/30 $ 3,320,748
6,000,000 New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series
2000A & 2000B, (AMT)
5 .625 11/15/30 6,010,405
3,000,000 New Jersey Economic Development Authority, Special Facility
Revenue Bonds, Port Newark Container Terminal LLC Project,
Refunding Series 2017, (AMT)
5 .000 10/01/37 3,050,928
5,290,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Inspira Health Obligated Group Issue, Series 2017A
5 .000 07/01/42 5,349,140
13,690,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Saint Joseph's Healthcare System Obligated Group
Issue, Refunding Series 2016
5 .000 07/01/41 13,715,775
1,500,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019AA
4 .125 06/15/39 1,510,746
280,000 Passaic County Improvement Authority, New Jersey, Charter
School Revenue Bonds, Community Charter School of
Paterson, Series 2024A
5 .000 01/01/34 291,244
1,055,000 Passaic County Improvement Authority, New Jersey, Charter
School Revenue Bonds, Community Charter School of
Paterson, Series 2024A
4 .750 01/01/45 990,094
1,000,000 Passaic County Improvement Authority, New Jersey, Charter
School Revenue Bonds, Paterson Charter School for Science
and Technology, Inc. Project, Series 2025
4 .125 07/01/33 1,023,500
7,155,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018B
5 .000 06/01/46 6,955,754
TOTAL NEW JERSEY 86,114,229
NEW MEXICO - 0.0%
450,000 Aspire Public Improvement District, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2024
4 .450 10/01/33 455,251
525,000 Aspire Public Improvement District, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2024
5 .050 10/01/44 513,525
1,555,000 Mariposa East Public Improvement District, New Mexico,
Special Levy Revenue Bonds, Series 2015B
5 .900 09/01/32 1,557,842
TOTAL NEW MEXICO 2,526,618
NEW YORK - 5.0%
1,250,000 Babylon Local Development Corporation II, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2023A
5 .750 02/01/33 1,316,343
225,000 Build New York City Resource Corporation, New York, Revenue
Bonds, Global Community Charter School Project, Series
2022A
5 .000 06/15/42 205,963
700,000 (f) Build New York City Resource Corporation, New York, Revenue
Bonds, Metropolitan College of New York, Series 2014
5 .250 11/01/34 490,000
1,000,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Albert Einstein College of Medicine, Inc, Series 2023
7 .250 06/01/55 1,039,498
3,805,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5 .250 06/01/40 3,714,247
5,330,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5 .000 06/01/40 5,066,277
360,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Richmond Preparatory Charter School Project, Social Impact
Project Series 2021A
4 .000 06/01/31 334,327
450,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Richmond Preparatory Charter School Project, Social Impact
Project Series 2021A
5 .000 06/01/36 421,025
2,800,000 (c) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2017
5 .000 12/01/26 2,813,771
1,500,000 (c) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2017
5 .000 12/01/32 1,507,039

Portfolio of Investments December 31, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 4,800,000 (c) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2017
5 .000% 12/01/33 $ 4,816,443
2,800,000 (c) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2017
5 .000 12/01/37 2,725,792
1,500,000 Dormitory Authority of the State of New York, Revenue Bonds,
Pace University, Series 2024A
5 .250 05/01/41 1,591,035
3,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Pace University, Series 2024B
5 .000 05/01/34 3,319,109
2,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Pace University, Series 2024B
5 .000 05/01/35 2,198,420
2,700,000 Dormitory Authority of the State of New York, Revenue Bonds,
Pace University, Series 2024B
5 .000 05/01/36 2,945,697
3,305,000 Dormitory Authority of the State of New York, Revenue Bonds,
Pace University, Series 2024B
5 .000 05/01/37 3,576,961
12,390,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016B
0 .000 01/01/45 3,624,341
4,000,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016C
5 .625 01/01/55 3,619,445
4,210,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Current Interest Series 2016A
5 .000 01/01/56 3,429,730
1,000,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2017A
5 .890 02/01/32 1,011,850
1,000,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2018A
6 .470 02/01/33 1,031,555
330,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2020A
4 .760 02/01/27 330,121
470,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2021A
4 .050 02/01/31 456,940
3,560,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2021A
4 .450 02/01/41 3,100,113
4,795,000 Jefferson County Civic Facility Development Corporation, New
York, Revenue Bonds, Samaritan Medical Center Project, Series
2017A
4 .000 11/01/42 3,951,685
1,000,000 (f) Madison County Capital Resource Corporation, New York,
Revenue Bonds, Cazenovia College Project, Series 2019A
5 .500 09/01/26 440,000
12,050,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2016A-1
5 .250 11/15/56 12,064,417
605,000 (d) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Variable Rate Demand
Obligations, Series 2002G-1 (SOFR*0.67% + 0.430%)
2 .916 11/01/26 604,754
500,000 (c) Monroe County Industrial Development Corporation, New
York, Revenue Bonds, Academy of Health Sciences Charter
School Project, Social Impact Series 2022
5 .000 07/01/32 516,979
1,390,000 (c) Monroe County Industrial Development Corporation, New
York, Revenue Bonds, Academy of Health Sciences Charter
School Project, Social Impact Series 2022
5 .625 07/01/42 1,400,777
27,835,000 MTA Hudson Rail Yards Trust Obligations, New York,
MTA Financing Agreement Payable by the Metropolitan
Transportation Authority, Series 2016A
5 .000 11/15/51 27,834,950
5,500,000 MTA Hudson Rail Yards Trust Obligations, New York,
MTA Financing Agreement Payable by the Metropolitan
Transportation Authority, Series 2016A
5 .000 11/15/56 5,499,863

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 400,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014B
5 .000% 07/01/29 $ 401,733
325,000 New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class
D Series 2024
4 .000 12/15/31 333,600
1,475,000 (c) New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class
F Series 2024
5 .250 12/15/31 1,521,928
250,000 New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street,
Taxable Class E Series 2024
4 .375 12/15/31 256,038
6,360,000 (f) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
5 .750 10/01/27 4,070,400
1,685,000 (f) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
5 .875 10/01/46 1,078,400
4,435,000 New York Convention Center Development Corporation, New
York, Revenue Bonds, Hotel Unit Fee Secured, Refunding
Series 2015
5 .000 11/15/40 4,435,050
8,840,000 New York Convention Center Development Corporation, New
York, Revenue Bonds, Hotel Unit Fee Secured, Refunding
Series 2015
5 .000 11/15/45 8,839,625
5,040,000 New York Counties Tobacco Trust IV, Tobacco Settlement Pass-
Through Bonds, Turbo Term Series 2005A
5 .000 06/01/42 4,204,141
70,125,000 (c) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5 .000 11/15/44 70,109,965
7,955,000 (c) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 2 Series
2014
5 .150 11/15/34 7,962,545
2,500,000 (c) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 2 Series
2014
5 .375 11/15/40 2,499,862
1,775,000 (c),(d) New York State Environmental Facilities Corporation, Solid
Waste Disposal Revenue Bonds, Casella Waste Systems, Inc.
Project, Series 2020R-1, (AMT), (Mandatory Put 9/03/30)
4 .250 09/01/50 1,783,848
1,180,000 New York Transportation Development Corporation, New York,
Facility Revenue Bonds, Thruway Service Areas Project, Series
2021, (AMT)
4 .000 10/31/41 1,126,275
12,985,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/46 12,984,514
7,415,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .250 01/01/50 7,415,297
1,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2021, (AMT)
3 .000 08/01/31 949,239
1,435,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023 -
AGM Insured, (AMT)
5 .000 06/30/49 1,440,924
1,780,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000 12/01/38 1,880,241
4,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5 .000 01/01/34 4,091,259
4,470,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5 .000 01/01/36 4,550,685

Portfolio of Investments December 31, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 13,505,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
4 .000% 10/01/30 $ 13,773,689
10,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
6 .000 04/01/35 11,025,722
1,250,000 Onondaga Civic Development Corporation, New York,
Revenue Bonds, Crouse Health Hospital Inc. Project, Refunding
Series 2024A
5 .125 08/01/44 1,112,242
3,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, One Hundred Ninety-Seventh Series 2016,
(AMT)
5 .000 11/15/32 3,042,482
2,580,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2021B-2
0 .000 06/01/66 229,470
10,385,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/30 8,362,276
4,895,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/31 3,878,596
3,230,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/32 2,525,382
5,700,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/33 4,412,692
2,000,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/34 1,536,096
6,705,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/35 5,116,515
2,100,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/36 1,593,881
1,600,000 (c) Westchester County Local Development Corporation, New
York, Revenue Bond, Purchase Senior Learning Community, Inc.
Project, Accd Inv Series 2021A
5 .000 07/01/36 1,646,131
75,000 Westchester County Local Development Corporation, New
York, Revenue Bonds, Kendal on Hudson Project, Refunding
Series 2022B
5 .000 01/01/27 75,858
480,000 Westchester County Local Development Corporation, New
York, Revenue Bonds, Kendal on Hudson Project, Refunding
Series 2022B
5 .000 01/01/32 507,109
525,000 Westchester County Local Development Corporation, New
York, Revenue Bonds, Kendal on Hudson Project, Refunding
Series 2022B
5 .000 01/01/37 551,116
500,000 Westchester County Local Development Corporation, New
York, Revenue Bonds, Kendal on Hudson Project, Refunding
Series 2022B
5 .000 01/01/41 516,777
TOTAL NEW YORK 308,841,070
NORTH CAROLINA - 0.1%
1,145,000 North Carolina Department of Transportation, Private Activity
Revenue Bonds, I-77 Hot Lanes Project, Series 2015, (AMT)
5 .000 06/30/26 1,146,522
900,000 North Carolina Medical Care Commission, Health Care
Facilities Revenue Bonds, Lutheran Services for the Aging,
Series 2021A
4 .000 03/01/36 899,148
910,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, United Methodist Retirement
Homes, Series 2025A
5 .000 10/01/40 968,070
535,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, United Methodist Retirement
Homes, Series 2025A
5 .125 10/01/45 548,820

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH CAROLINA (continued)
$ 4,400,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Series 2017A
5 .000% 07/01/47 $ 4,407,861
TOTAL NORTH CAROLINA 7,970,421
NORTH DAKOTA - 0.3%
3,115,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/34 3,091,356
4,000,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/38 3,893,079
1,500,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/43 1,398,235
9,110,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/48 8,099,368
1,100,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/53 951,973
TOTAL NORTH DAKOTA 17,434,011
OHIO - 4.1%
1,000,000 (g) Akron, Bath and Copley Joint Township Hospital District,
Ohio, Hospital Facilities Revenue Bonds, Summa Health
System, Refunding & Improvement Series 2016, (Pre-refunded
11/15/26)
5 .250 11/15/41 1,022,642
10,000,000 (g) American Municipal Power Inc., Ohio, Combined Hydroelectric
Projects Revenue Bonds, Green Series 2016A, (Pre-refunded
2/15/26)
5 .000 02/15/46 10,029,080
3,915,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Capital Appreciation Series 2020B-3 Class 2
0 .000 06/01/57 290,540
19,500,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020B-2 Class 2
5 .000 06/01/55 15,809,329
8,500,000 Butler County, Ohio,  Hospital Facilities Revenue Bonds, UC
Health, Series 2016
5 .000 11/15/45 8,501,408
9,825,000 (c) Cleveland-Cuyahoga County Port Authority, Ohio,
Development Revenue Bonds, Pinecrest Public Improvement
Project, Series 2017
7 .000 11/15/48 10,175,466
750,000 (c) Cleveland-Cuyahoga County Port Authority, Ohio, Lease
Revenue Bonds, Constellation Schools Project, Refunding &
improvement Series 2024A
5 .250 01/01/34 781,265
885,000 (c) Cleveland-Cuyahoga County Port Authority, Ohio, Lease
Revenue Bonds, Constellation Schools Project, Refunding &
improvement Series 2024A
5 .375 01/01/39 906,418
1,670,000 (c) Columbus-Franklin County Finance Authority, Ohio, Multifamily
Housing Revenue Bonds, Silver Birch of Columbus Project,
Series 2025A
6 .050 01/01/46 1,673,285
12,040,000 County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica
Healthcare Obligated Group, Series 2018A
5 .250 11/15/48 11,868,850
3,305,000 Cuyahoga County Ohio, Health Care and Independent Living
Facilities, Revenue Refunding Bonds, Eliza Jennings Senior
Care Network, Series 2022A
5 .375 05/15/37 3,387,214
4,310,000 Cuyahoga County Ohio, Health Care and Independent Living
Facilities, Revenue Refunding Bonds, Eliza Jennings Senior
Care Network, Series 2022A
5 .500 05/15/42 4,299,771
1,000,000 Cuyahoga County, Ohio, Hospital Revenue Bonds, MetroHealth
System, Series 2017
5 .000 02/15/37 1,007,387
8,440,000 Cuyahoga County, Ohio, Hospital Revenue Bonds, MetroHealth
System, Series 2017
5 .500 02/15/52 8,316,769
15,415,000 Cuyahoga County, Ohio, Hospital Revenue Bonds, MetroHealth
System, Series 2017
5 .500 02/15/57 15,128,270
4,340,000 Evans Farm New Communty Authority, Ohio, Community
Development Charge Revenue Bonds, Evans Farm Mixed-Use
Project, Series 2020
3 .750 12/01/38 3,965,274
500,000 Franklin County, Ohio, Health Care Facilities Revenue
Bonds, Friendship Village of Dublin, Ohio, Inc., Refunding
&Improvement Series 2014
5 .000 11/15/26 500,263

Portfolio of Investments December 31, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 17,250,000 Franklin County, Ohio, Hospital Facilities Revenue Bonds,
OhioHealth Corporation, Series 2015
5 .000% 05/15/45 $ 17,275,476
2,000,000 Greater Cincinnati Port Development Authority, Ohio, Tax
Increment Revenue Bonds, RBM Phase 3 Garage Project Series
2024
5 .000 12/01/44 1,986,299
18,425,000 (c),(d) Jefferson County Port Authority, Ohio, Economic Development
Revenue Bonds, JSW Steel USA Ohio, Inc. Project, Series 2023,
(AMT), (Mandatory Put 12/01/28)
5 .000 12/01/53 18,850,083
415,000 Jeffrey Place New Community Authority, Ohio, Jeffrey Place
Redevelopment Bonds, Series 2007A
5 .000 12/01/32 411,412
3,800,000 (d) Lancaster Port Authority, Ohio, Gas Supply Revenue Bonds,
Series 2024A, (Mandatory Put 8/01/30)
5 .000 02/01/55 4,039,726
520,000 Norwood, Ohio, Special Obligation Revenue Bonds,
Rookwood Exchange Project, Refunding Series 2025
4 .375 12/01/30 525,759
500,000 Norwood, Ohio, Special Obligation Revenue Bonds,
Rookwood Exchange Project, Refunding Series 2025
5 .000 12/01/35 526,973
725,000 Norwood, Ohio, Special Obligation Revenue Bonds,
Rookwood Exchange Project, Refunding Series 2025
5 .000 12/01/41 740,728
7,350,000 (c) Ohio Air Quality Development Authority, Ohio, Exempt
Facilities Revenue Bonds, AMG Vanadium Project, Series 2019,
(AMT)
5 .000 07/01/49 6,626,196
17,370,000 Ohio Air Quality Development Authority, Ohio, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation
Project, Refunding Series 2009A, (Mandatory Put 6/01/22)
4 .750 06/01/33 18,248,427
1,080,000 (c) Ohio Housing Finance Agency,  Multifamily Housing Revenue
Bonds, Sanctuary at Springboro Project, Series 20017
5 .125 01/01/32 1,083,582
13,040,000 (c) Ohio Housing Finance Agency,  Multifamily Housing Revenue
Bonds, Sanctuary at Springboro Project, Series 2017
5 .450 01/01/38 13,057,253
1,710,000 Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Green Oaks of Canal Winchester Project, Series 2025A
6 .300 01/01/45 1,731,955
4,425,000 Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Green Oaks of Holland Project, Series 2025A
6 .300 01/01/45 4,481,815
2,005,000 (c) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch Bedford Heights, Series 2025
6 .375 01/01/45 2,075,507
4,210,000 (c) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Amherst, Series 2025A
6 .250 01/01/45 4,324,462
1,100,000 (c) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Canton, Series 2025
6 .250 01/01/45 1,129,907
1,000,000 (c) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Cuyahoga Falls, Series 2025A
6 .250 01/01/45 1,027,188
730,000 (c) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Mansfield Project, Series 2024
6 .000 01/01/45 733,203
3,540,000 Ohio State, Private Activity Bonds, Portsmouth Gateway Group,
LLC - Borrower, Portsmouth Bypass Project, Series 2015, (AMT)
5 .000 12/31/39 3,540,384
35,080,000 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2009A
4 .750 06/01/33 36,854,048
1,000,000 (c) Port of Greater Cincinnati Development Authority, Ohio,
Multifamily Housing Revenue Bonds, Vivera Northbrook
Project, Series 2025A
6 .500 01/01/45 1,036,801
405,000 (c) Port of Greater Cincinnati Development Authority, Ohio, Public
Improvement TOT Revenue Bonds, Series 2021
3 .750 12/01/31 409,736
2,240,000 Tuscarawas County Economic Development and Finance
Alliance, Ohio, Higher Education Facilities Revenue Bonds,
Ashland University, Refunding & Improvement Series 2015
5 .375 03/01/27 2,240,154
2,000,000 Tuscarawas County Economic Development and Finance
Alliance, Ohio, Higher Education Facilities Revenue Bonds,
Ashland University, Refunding & Improvement Series 2015
6 .000 03/01/45 1,959,137
5,000,000 Washington County, Ohio, Hospital Facilities Revenue Bonds,
Memorial Health System Obligated Group, Series 2022
6 .375 12/01/37 5,405,824
1,445,000 West Central Port Authority, Ohio, Revenue Bonds, Global
Impact Stem Academy Project, Series 2025A
5 .000 12/01/40 1,499,698

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 1,235,000 West Central Port Authority, Ohio, Revenue Bonds, Global
Impact Stem Academy Project, Series 2025A
5 .000% 12/01/45 $ 1,225,213
TOTAL OHIO 250,710,177
OKLAHOMA - 0.6%
1,500,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .000 08/15/38 1,522,594
2,600,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/57 2,581,763
1,780,000 Tulsa County Industrial Authority, Oklahoma, Senior Living
Community Revenue Bonds, Montereau, Inc Project, Refunding
Series 2017
5 .000 11/15/30 1,812,065
730,000 Tulsa County Industrial Authority, Oklahoma, Senior Living
Community Revenue Bonds, Montereau, Inc Project, Refunding
Series 2017
5 .000 11/15/32 742,254
2,500,000 Tulsa County Industrial Authority, Oklahoma, Senior Living
Community Revenue Bonds, Montereau, Inc Project, Refunding
Series 2017
5 .250 11/15/45 2,500,215
3,705,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Refunding Series 2001B, (AMT)
5 .500 12/01/35 3,708,820
20,625,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Series 2025, (AMT)
6 .250 12/01/35 23,632,738
TOTAL OKLAHOMA 36,500,449
OREGON - 0.6%
1,500,000 Forest Grove, Oregon, Campus Improvement Revenue Bonds,
Pacific University Project, Refunding Series 2015A
5 .000 05/01/36 1,500,555
860,000 Multnomah County Hospital Facilities Authority, Oregon,
Revenue Bonds, Terwilliger Plaza-Parkview Project, Refunding
Green Series 2021A
4 .000 12/01/36 827,722
3,030,000 (c) Oregon Facilities Authority Charter School Revenue Bonds,
Oregon, Portland Village School Project, Series 2024
6 .500 12/15/44 2,917,878
13,475,000 Oregon Facilities Authority, Revenue Bonds, Legacy Health
Project, Series 2016A
5 .000 06/01/46 13,495,502
610,000 (c) Oregon Facilities Authority, Revenue Bonds, Metro East Web
Academy Project, Series 2019A
3 .750 06/15/29 597,468
75,000 Oregon Housing and Community Services Department,
Multifamily Housing Revenue Bonds, Series 2012B, (AMT)
3 .700 07/01/32 75,006
1,000,000 (c) Oregon State Facilities Authority, Oregon, Charter School
Revenue Bonds, Academy for Character Education, Series
2022A
6 .750 06/15/42 1,053,518
9,150,000 (c) Port of Morrow, Morrow County Oregon, Full Faith and Credit
Obligations, Series 2024A
5 .150 10/01/26 9,151,444
3,860,000 Port of Portland, Oregon, International Airport Revenue Bonds,
Series 2017-24B, (AMT)
5 .000 07/01/47 3,866,614
1,135,000 Port of Saint Helens, Oregon, Pollution Control Revenue Bonds,
Boise Cascade Project, Series 1997
5 .650 12/01/27 1,136,488
TOTAL OREGON 34,622,195
PENNSYLVANIA - 2.7%
80,000 (c) Allentown Commercial and Industrial Development Authority,
Pennsylvania, Revenue Bonds, Arts Academy Charter Middle
School Foundation Project, Taxable Series 2022B
5 .000 06/15/26 79,817
1,150,000 (c) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Project, Series 2018
5 .000 05/01/42 1,158,589
4,035,000 (c) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Project, Series 2024
5 .000 05/01/42 4,140,491
2,325,000 (c) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Project, Series 2025
6 .000 05/01/42 2,517,195
3,010,000 (c) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Project, Subordinate Series 2022
5 .250 05/01/42 3,080,485

Portfolio of Investments December 31, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 1,000,000 (c) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Refunding Project, Series 2017
5 .000% 05/01/42 $ 1,004,976
2,010,000 (c) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Neuweiler Lofts
Project, Series 2023
6 .250 05/01/42 2,031,516
480,000 (c) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Waterfront-30 E
Allen Street Project, Senior Series 2024A
5 .250 05/01/32 493,101
2,850,000 (c) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Waterfront-30 E
Allen Street Project, Senior Series 2024A
5 .250 05/01/42 2,885,233
1,500,000 Berks County Industrial Development Authority, Pennsylvania,
Healthcare Facilities Revenue Bonds, Highlands at Wyomissing,
Series 2017A
5 .000 05/15/42 1,504,406
3,535,000 Berks County Industrial Development Authority, Pennsylvania,
Healthcare Facilities Revenue Bonds, Highlands at Wyomissing,
Series 2017C
5 .000 05/15/47 3,437,161
2,387,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-2
6 .000 06/30/34 2,566,034
44,651,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-3
5 .000 06/30/39 40,234,922
7,500,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Taxable Series 2024B-2
8 .000 06/30/44 3,840,007
1,725,000 Bucks County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Grand View Hospital, Series 2021
5 .000 07/01/38 1,803,060
295,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services Project,
Series 2015A
5 .000 12/01/30 278,396
415,000 Chester County Industrial Development Authority,
Pennsylvania, Avon Grove Charter School Revenue Bonds,
Series 2017A
4 .000 12/15/27 417,232
105,000 (c) Chester County Industrial Development Authority,
Pennsylvania, Special Obligation Bonds, Woodlands at
Greystone Project, Series 2018
4 .375 03/01/28 105,125
2,000,000 (c) Dauphin County General Authority, Pennsylvania, Revenue
Bonds, Harrisburg University of Science & Technology Project,
Series 2017
5 .125 10/15/41 1,414,941
5,000,000 (c) Dauphin County General Authority, Pennsylvania, Revenue
Bonds, Harrisburg University of Science & Technology Project,
Series 2020
6 .250 10/15/53 3,616,774
190,000 Delaware County Authority, Pennsylvania, Revenue Bonds,
Elwyn, Inc. Project, Series 2017
5 .000 06/01/27 191,595
1,190,000 Lancaster County Hospital Authority, Pennsylvania, Revenue
Bonds, United Zion Retirement Community, Series 2017A
4 .500 12/01/29 1,169,979
500,000 Lancaster County Hospital Authority, Pennsylvania, Revenue
Bonds, United Zion Retirement Community, Series 2017A
5 .000 12/01/32 493,963
575,000 Lehigh County Industrial Development Authority, Pennsylvania,
Charter School Revenue Bonds, Seven Generations Charter
School, Series 2021A
4 .000 05/01/31 563,709
1,000,000 McCandless IDA, Pennsylvania, University Revenue Bonds
Series A and B of 2022 La Roche University
6 .750 12/01/46 913,123
1,620,000 Monroe County Industrial Development Authority,
Pennsylvania, Special Obligation Revenue Bonds, Camelback
Pocono Township Tax Project, Refunding Series 2025
5 .000 07/01/33 1,649,111
3,400,000 Monroe County Industrial Development Authority,
Pennsylvania, Special Obligation Revenue Bonds, Tobyhanna
Township Project, Refunding Series 2025
5 .000 07/01/31 3,503,566
15,000,000 Montgomery County Industrial Development Authority,
Pennsylvania, Revenue Bonds, ACTS Retirement-Life
Communities, Inc. Obligated Group, Series 2025A
5 .000 11/15/42 15,586,320
1,000,000 Montgomery County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Whitemarsh Continuing Care
Retirement Community Project, Series 2015
5 .000 01/01/30 1,000,424

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 1,000,000 Montgomery County Redevelopment Authority, Pennsylvania,
Special Obligation Revenue Bonds, River Pointe Project Series
2023
6 .500% 09/01/43 $ 1,022,419
5,160,000 (a),(c),(f) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2020A-1
10 .000 12/01/40 516
5,160,000 (a),(c),(f) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2020A-2, (AMT)
10 .000 12/01/40 516
6,055,000 (a),(f) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2021A
10 .000 12/01/31 606
5,000,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, National Gypsum Company,
Refunding Series 2014, (AMT)
5 .500 11/01/44 5,001,688
1,300,000 (d) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, PPL Energy Supply, LLC
Project, Refunding Series 2009B, (Mandatory Put 6/01/27)
5 .250 12/01/38 1,308,199
500,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022, (AMT)
5 .500 06/30/39 538,563
2,500,000 Pennsylvania Economic Development Financing Authority,
Private Activity Revenue Bonds, Pennsylvania Rapid Bridge
Replacement Project, Series 2015, (AMT)
5 .000 12/31/38 2,506,349
15,830,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Drexel University, Refunding Series 2017
5 .000 05/01/41 15,930,107
1,375,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Third Series 2017
5 .000 12/01/40 1,412,905
5,000,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2017B-1
5 .000 06/01/42 5,076,271
200,000 Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Series 2017A
5 .000 07/01/31 201,958
500,000 Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Series 2017A
5 .000 07/01/32 504,420
2,970,000 Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Series 2017A
5 .000 07/01/37 2,975,085
2,500,000 Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Series 2017A
5 .000 07/01/42 2,428,488
7,000,000 Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Taxable Series 2017B
6 .250 07/01/31 6,790,037
275,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Charter School Revenue Bonds, Mast Community
Charter School II Project, Series 2020A
5 .000 08/01/30 284,616
5,000,000 (c) Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Mariana Bracetti Academy
Project, Taxable Series 2020B
5 .125 12/15/44 4,701,756
6,130,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2017B, (AMT)
5 .000 07/01/47 6,136,829
875,000 Quakertown General Authority Health Facilities Revenue USDA
Loan Anticipation Notes and Revenue Bonds for LifeQuest
Obligated Group, Pennsylvania, Series 2017C
5 .300 07/01/42 790,892
5,000,000 Scranton-Lackawanna Health and Welfare Authority,
Pennsylvania, University Revenue Bonds, Marywood University,
Series 2016
5 .000 06/01/36 4,726,567
TOTAL PENNSYLVANIA 164,020,038

Portfolio of Investments December 31, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO - 2.4%
$ 10,500,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Forward Delivery Series 2022A
5 .000% 07/01/33 $ 11,034,867
200,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A
5 .000 07/01/35 207,233
275,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021A
5 .000 07/01/33 287,732
500,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021A
5 .000 07/01/37 516,481
4,365,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
5 .000 07/01/33 4,567,094
334,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
5 .000 07/01/37 345,010
11,790,000 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Federally Taxable Build America Bonds, Series 2010YY
6 .125 07/01/40 7,123,528
1,100,000 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding National Series 2007VV
5 .500 01/01/27 646,532
835,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding National Series 2007VV - NPFG Insured
5 .250 07/01/32 848,611
2,000 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2010DDD
3 .957 01/01/27 1,310
1,000,000 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2010DDD
5 .000 01/01/27 604,500
6,015,000 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2010DDD
5 .000 01/01/27 3,941,250
3,000 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2012A
5 .000 07/01/42 1,822
470,000 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2003NN
5 .500 01/01/26 277,732
200,000 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007TT
5 .000 01/01/27 118,674
1,140,000 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007TT
5 .000 01/01/27 689,129
6,205,000 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007TT
5 .000 01/01/27 3,697,626
450,000 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007TT
5 .000 01/01/27 267,017
2,000 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007TT
5 .000 07/01/32 1,192
2,140,000 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 07/01/27 1,275,272
4,000 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 07/01/28 2,410
9,660,000 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 07/01/28 5,821,766
7,020,000 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 07/01/29 4,233,240
50,000 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC
5 .000 01/01/27 30,338
1,995,000 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC
5 .250 07/01/27 1,176,592
110,000 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010XX
5 .250 07/01/27 68,592
350,000 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .000 07/01/26 207,680
1,260,000 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .250 07/01/26 739,084
1,145,000 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .250 01/01/27 673,514
18,275,000 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .250 01/01/27 10,833,404
1,090,000 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .000 07/01/28 650,033

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 45,000 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A
5 .050% 01/01/27 $ 27,389
8,375,000 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A
4 .800 07/01/29 5,611,250
3,000,000 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A
5 .000 07/01/29 1,798,053
500,000 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2016D-4-RSA-1
7 .500 01/01/27 278,778
2,000 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series WW
5 .375 01/01/27 1,198
6,135,000 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Taxable Series 2010BBB
5 .400 07/01/28 3,687,762
635,000 (f) Puerto Rico Electric Power Authority, Revenue Bonds,
Refunding Series 2005SS
4 .625 07/01/30 381,764
35,000 (f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5 .000 07/01/25 21,236
2,255,000 (f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5 .000 07/01/26 1,341,881
115,000 (f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5 .000 07/01/27 68,536
1,240,000 (f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5 .000 07/01/32 739,225
2,310,000 (f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5 .000 07/01/37 1,379,461
20,000 (f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .250 07/01/25 12,074
2,850,000 (f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .375 01/01/27 1,706,953
5,595,000 (f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .375 01/01/27 3,351,019
280,000 (f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .500 01/01/27 165,457
130,000 (f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .000 07/01/28 79,203
1,060,000 (f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .250 07/01/33 628,820
3,990,000 (f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .500 07/01/38 2,359,120
2,000,000 (f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010AAA
5 .250 07/01/25 1,179,018
975,000 (f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010AAA
5 .250 01/01/27 575,322
400,000 (f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
4 .625 07/01/25 238,846
50,000 (f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
5 .000 07/01/25 29,909
2,100,000 (f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
5 .000 07/01/26 1,247,004
490,000 (f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
5 .000 07/01/28 291,976
695,000 (f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
4 .625 07/01/25 415,705
1,000,000 (f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010ZZ
5 .250 07/01/25 590,127
4,320,000 (f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010ZZ
5 .250 01/01/27 2,597,829
730,000 (f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
7 .000 07/01/33 417,999
3,415,000 (f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
6 .750 07/01/36 1,962,792
6,875,000 (f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
5 .000 07/01/42 4,174,425

Portfolio of Investments December 31, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 745,000 (f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
7 .000% 07/01/43 $ 426,588
2,460,000 (f) Puerto Rico Electric Power Authority, Revenue Bonds, Taxable
Series 2010EEE
5 .950 07/01/30 1,648,200
3,220,000 (f) Puerto Rico Electric Power Authority, Revenue Bonds, Taxable
Series 2010EEE
6 .250 07/01/40 2,137,509
3,975,477 Puerto Rico Highway and Transportation Authority Highway
Revenue Bonds Series 2022
5 .250 07/01/38 3,976,354
13,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/46 4,368,335
419,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .750 07/01/53 395,569
3,500,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
5 .000 07/01/58 3,375,355
6,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .784 07/01/58 5,611,396
11,912,542 Puerto Rico, General Obligation Bonds, Clawback Highway
Transportation Authority Claims Taxable Series 2022
0 .000 11/01/51 7,802,715
1,362,349 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/29 1,444,010
18,136,460 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0 .000 07/01/33 13,145,585
91,769 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/35 90,258
438,808 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/37 425,805
635,897 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/41 588,609
7,971,617 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims
Taxable Series 2022
0 .000 11/01/43 5,111,800
275,000 University of Puerto Rico, University System Revenue Bonds,
Refunding Series 2006P
5 .000 06/01/30 271,637
TOTAL PUERTO RICO 149,069,121
RHODE ISLAND - 0.3%
8,010,000 Rhode Island Health and Educational Building Corporation,
Hospital Financing Revenue Bonds, Care New England Issue,
Refunding Series 2016B
5 .000 09/01/31 8,038,805
11,975,000 Rhode Island Health and Educational Building Corporation,
Hospital Financing Revenue Bonds, Care New England Issue,
Refunding Series 2016B
5 .000 09/01/36 11,995,239
TOTAL RHODE ISLAND 20,034,044
SOUTH CAROLINA - 0.6%
405,000 (c) Goose Creek, South Carolina, Assessment Revenue Bonds,
Carnes Crossroads Improvement District, Series 2025
5 .000 10/01/35 421,567
1,000,000 (c) Richland County, South Carolina, Special Assessment Revenue
Bonds, Village at Sandhill Improvement District, Refunding
Series 2021
3 .625 11/01/31 912,198
1,265,000 (c) Richland County, South Carolina, Special Assessment Revenue
Bonds, Village at Sandhill Improvement District, Refunding
Series 2021
3 .750 11/01/36 1,075,269
3,325,000 (c) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Hilton Head Christian
Academy, Series 2020
5 .000 01/01/40 3,155,898
500,000 (c) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Palmetto Scholars
Academy Project, Series 2015A
5 .125 08/15/35 487,331
900,000 (c) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, High Point Academy
Project, Series 2018A
5 .000 06/15/29 887,736
2,160,000 (c) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Libertas Woodruff
Project, Series 2025A
7 .000 08/15/45 2,246,003

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH CAROLINA (continued)
$ 1,610,000 South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Mountain View
Preparatory Project, Series 2025A
6 .250% 06/01/35 $ 1,628,491
6,840,000 South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Mountain View
Preparatory Project, Series 2025A
7 .000 06/01/45 6,936,115
6,000,000 South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Mountain View
Preparatory Project, Series 2025A
7 .125 06/01/60 6,055,347
780,000 South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Mountain View
Preparatory Project, Taxable Series 2025B
8 .750 06/01/32 785,993
200,000 (c) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2021A
4 .000 06/15/31 188,141
920,000 (c) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2021A
5 .000 06/15/41 800,198
325,000 (c) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2023A
6 .125 06/15/33 335,531
940,000 (c) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2023A
6 .750 06/15/43 945,600
1,500,000 South Carolina Jobs-Economic Development Authority, Health
Facilities Revenue Bonds, Rolling Green Village Project, Series
2025A
5 .000 12/01/35 1,567,977
2,200,000 South Carolina Jobs-Economic Development Authority, Health
Facilities Revenue Bonds, Rolling Green Village Project, Series
2025A
5 .000 12/01/40 2,224,092
850,000 South Carolina Jobs-Economic Development Authority, Health
Facilities Revenue Bonds, Rolling Green Village Project, Series
2025A
5 .500 12/01/45 857,377
750,000 South Carolina Jobs-Economic Development Authority,
Healthcare Revenue Bonds, Beaufort Memorial Hospital &
South of Broad Healthcare Project, Series 2024
5 .250 11/15/39 796,150
1,000,000 (c) South Carolina Jobs-Economic Development Authority,
Revenue Bonds, Wesley Commons Project, Series 2025A
5 .000 10/01/35 1,041,572
1,275,000 (c) South Carolina Jobs-Economic Development Authority,
Revenue Bonds, Wesley Commons Project, Series 2025A
5 .000 10/01/40 1,280,750
125,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016A
5 .000 12/01/28 126,140
TOTAL SOUTH CAROLINA 34,755,476
SOUTH DAKOTA - 0.0%
2,930,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Avera Health, Refunding Series 2017
5 .000 07/01/46 2,949,844
TOTAL SOUTH DAKOTA 2,949,844
TENNESSEE - 1.6%
3,245,000 (c) Bristol Industrial Development Board, Tennessee, State Sales
Tax Revenue Bonds, Pinnacle Project, Capital Appreciation
Series 2016B
0 .000 12/01/26 3,100,470
8,810,000 (c) Bristol Industrial Development Board, Tennessee, State Sales
Tax Revenue Bonds, Pinnacle Project, Capital Appreciation
Series 2016B
0 .000 12/01/31 6,368,279
7,400,000 (c) Bristol Industrial Development Board, Tennessee, State Sales
Tax Revenue Bonds, Pinnacle Project, Series 2016A
5 .000 12/01/35 7,108,844
1,000,000 (c) Bristol Industrial Development Board, Tennessee, State Sales
Tax Revenue Bonds, Pinnacle Project, Series 2016A
5 .125 12/01/42 945,322
610,000 Bristol Industrial Development Board, Tennessee, Tax
Increment Revenue Bonds, Pinnacle Project, Series 2016
5 .000 06/01/27 594,881
17,000,000 (c),(d) Kingsport Industrial Development Board, Tennessee, Exempt
Facility Revenue Bonds, Domtar Project, Series 2024, (AMT),
(Mandatory Put 11/15/29)
5 .250 12/01/54 16,640,970

Portfolio of Investments December 31, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE (continued)
$ 1,190,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc.,
Series 2017
5 .000% 04/01/36 $ 1,200,666
425,000 (f) Memphis/Shelby County Economic Development Growth
Engine Industrial Development Board, Tennessee, Tax
Increment Revenue Bonds, Graceland Project, Senior Series
2017A
4 .750 07/01/27 402,053
6,640,000 (c) Memphis-Shelby County Community Redevelopment Agency,
Tennessee, Revenue Notes Series 2016
7 .250 04/01/38 6,645,350
11,775,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Vanderbilt University Medical Center, Series 2016A
5 .000 07/01/40 11,839,473
3,130,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Vanderbilt University Medical Center, Series 2016A
5 .000 07/01/46 3,133,152
4,225,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Revenue Bonds, Improvement Series 2015B, (AMT)
5 .000 07/01/40 4,231,828
3,500,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Revenue Bonds, Improvement Series 2015B, (AMT)
5 .000 07/01/43 3,504,662
500,000 (c) Shelby County Health, Educational, Housing, and Facility
Board, Tennessee, Student Housing Revenue Bonds, Madrone
Memphis Student Housing, I LLC - University of Memphis
Project Series 2024A-1
5 .000 06/01/44 496,654
4,000,000 (d) Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series
2024A, (Mandatory Put 12/01/29)
5 .000 10/01/54 4,207,114
5,000,000 (d) The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Commodity Project,  Series 2021A, (Mandatory Put
11/01/31)
5 .000 05/01/52 5,344,166
20,750,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006B
5 .625 09/01/26 21,012,971
TOTAL TENNESSEE 96,776,855
TEXAS - 11.3%
2,375,000 Abilene Convention Center Hotel Development Corporation,
Texas, Hotel Revenue Bonds, First-Lien Series 2021A
4 .000 10/01/50 1,880,688
9,535,000 (c) Abilene Convention Center Hotel Development Corporation,
Texas, Hotel Revenue Bonds, Second-Lien Series 2021B
5 .000 10/01/50 8,217,044
400,000 (c) Anna, Texas, Special Assessment Revenue Bonds, Crystal Park
Public Improvement District 2 Improvement Area 1 Project,
Series 2025
4 .500 09/15/35 401,122
700,000 (c) Anna, Texas, Special Assessment Revenue Bonds, Crystal Park
Public Improvement District 2 Improvement Area 1 Project,
Series 2025
5 .500 09/15/45 695,345
595,000 (c) Anna, Texas, Special Assessment Revenue Bonds, Hurricane
Creek Public Improvement District Area 1 Project, Series 2019
5 .750 09/01/29 619,150
1,000,000 (c) Anna, Texas, Special Assessment Revenue Bonds, Hurricane
Creek Public Improvement District Area 2 Project, Series 2022
5 .750 09/01/42 1,054,268
295,000 (c) Anna, Texas, Special Assessment Revenue Bonds, Hurricane
Creek Public Improvement District Major Improvement Area
Project, Series 2019
6 .000 09/01/29 308,404
405,000 (c) Anna, Texas, Special Assessment Revenue Bonds, Meadow
Vista Public Improvement District Area 1 Project, Series 2024
4 .875 09/15/31 411,762
850,000 (c) Anna, Texas, Special Assessment Revenue Bonds, Meadow
Vista Public Improvement District Area 1 Project, Series 2024
5 .500 09/15/44 861,271
97,000 (c) Anna, Texas, Special Assessment Revenue Bonds, Sherley Tract
Public Improvement District 2 Area 1 Project, Series 2021
3 .250 09/15/26 96,654
500,000 (c) Anna, Texas, Special Assessment Revenue Bonds, Sherley Tract
Public Improvement District 2 Area 1 Project, Series 2021
3 .750 09/15/31 498,426
250,000 (c) Anna, Texas, Special Assessment Revenue Bonds, Sherley Tract
Public Improvement District 2 Area 1 Project, Series 2021
4 .000 09/15/41 228,765
318,000 Anna, Texas, Special Assessment Revenue Bonds, The Woods
and Lindsey Place Public Improvement District Area 1 Project,
Series 2023
4 .875 09/15/30 325,441

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 900,000 Anna, Texas, Special Assessment Revenue Bonds, The Woods
and Lindsey Place Public Improvement District Area 1 Project,
Series 2023
5 .625% 09/15/43 $ 931,901
1,000,000 (c) Anna, Texas, Special Assessment Revenue Bonds, The Woods
at Lindsey Place Public Improvement District 2 Improvement
Area 2-3 Projects, Series 2025
4 .250 09/15/35 1,002,695
1,300,000 (c) Anna, Texas, Special Assessment Revenue Bonds, The Woods
at Lindsey Place Public Improvement District 2 Improvement
Area 2-3 Projects, Series 2025
5 .200 09/15/45 1,303,562
130,000 Argyle, Texas, Special Assessment Revenue Bonds, Highlands
of  Argyle Public Improvement District 1 Project, Series 2017
4 .250 09/01/27 130,530
645,000 (c) Argyle, Texas, Special Assessment Revenue Bonds, Waterbrook
of  Argyle Public Improvement District Project, Series 2018
4 .625 09/01/28 652,182
2,000,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Great Hearts America - Texas, Series
2024A
4 .250 08/15/34 2,002,615
1,250,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Great Hearts America - Texas, Series
2024A
4 .500 08/15/39 1,240,619
1,300,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Great Hearts America - Texas, Series
2024A
4 .750 08/15/44 1,220,217
1,230,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools - Texas
Project, Refunding Series 2021A
4 .000 02/15/31 1,171,626
2,610,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools - Texas
Project, Refunding Series 2021A
4 .125 02/15/41 2,137,229
630,000 (c) Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools - Texas
Project, Refunding Series 2022A
5 .000 02/15/32 629,267
2,500,000 (c) Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools - Texas
Project, Refunding Series 2022A
6 .000 02/15/42 2,473,690
1,245,000 (c) Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Magellan International School,
Series 2022
5 .500 06/01/32 1,296,213
5,085,000 (c) Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Magellan International School,
Series 2022
6 .000 06/01/42 5,212,752
380,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, UME Preparatory Academy, Taxable
Series 2017A
4 .550 08/15/28 381,716
400,000 (c) Aubrey, Denton County, Texas, Special Assessment Revenue
Bonds, Duck Point Public Improvement District, Series 2025
4 .375 12/31/30 401,305
550,000 (c) Aubrey, Denton County, Texas, Special Assessment Revenue
Bonds, Duck Point Public Improvement District, Series 2025
4 .625 12/31/35 560,239
685,000 (c) Aubrey, Denton County, Texas, Special Assessment Revenue
Bonds, Duck Point Public Improvement District, Series 2025
5 .375 12/31/45 679,341
114,000 (c) Aubrey, Denton County, Texas, Special Assessment Revenue
Bonds, Jackson Ridge Public Improvement District Phases 3A
Project, Series 2021
2 .500 09/01/26 112,978
622,000 (c) Aubrey, Denton County, Texas, Special Assessment Revenue
Bonds, Jackson Ridge Public Improvement District Phases 3A
Project, Series 2021
3 .000 09/01/31 583,552
335,000 (c) Aubrey, Denton County, Texas, Special Assessment Revenue
Bonds, Winn Ridge South Public Improvement District Project,
Series 2017
5 .500 09/01/27 340,650
165,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5 .000 01/01/30 166,371
1,800,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5 .000 01/01/31 1,814,714
1,700,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5 .000 01/01/32 1,713,139

Portfolio of Investments December 31, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 985,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5 .000% 01/01/33 $ 991,883
580,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5 .000 01/01/34 583,580
1,680,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding Second Tier Series 2017B
5 .000 01/01/27 1,689,086
990,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding Second Tier Series 2017B
5 .000 01/01/28 995,957
1,445,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding Second Tier Series 2017B
5 .000 01/01/29 1,454,246
880,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding Second Tier Series 2017B
5 .000 01/01/30 885,600
1,985,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding Second Tier Series 2017B
5 .000 01/01/32 1,996,487
1,525,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding Second Tier Series 2017B
5 .000 01/01/34 1,531,459
6,500,000 Austin, Texas, Airport System Revenue Bonds, Series 2017B,
(AMT)
5 .000 11/15/46 6,504,529
275,000 (c) Austin, Travis, Williamson and Hays Counties, Texas,
Special Assessment Revenue Bonds, Whisper Valley Public
Improvement District Improvement Area 1, Series 2019
4 .000 11/01/29 275,298
800,000 (c) Austin, Travis, Williamson and Hays Counties, Texas,
Special Assessment Revenue Bonds, Whisper Valley Public
Improvement District Improvement Area 2, Series 2022
5 .375 11/01/42 818,782
378,000 (c) Balch Springs, Texas, Special Assessment Revenue Bonds,
Public Improvement District 1 Project, Series 2025
4 .625 09/15/32 387,842
750,000 (c) Balch Springs, Texas, Special Assessment Revenue Bonds,
Public Improvement District 1 Project, Series 2025
5 .625 09/15/45 771,624
250,000 (c) Bastrop County, Texas, Special Assessment Revenue Bonds,
Double Eagle Ranch Public Improvement District Improvement
Area 2 Project Series 2024
4 .500 09/01/31 256,145
610,000 (c) Bastrop County, Texas, Special Assessment Revenue Bonds,
Double Eagle Ranch Public Improvement District Improvement
Area 2 Project Series 2024
5 .250 09/01/44 623,498
500,000 (c) Bastrop, Texas, Special Assessment Revenue Bonds, Valverde
Public Improvement District Improvement Area 1, Series 2025
4 .250 09/01/30 505,190
630,000 (c) Bastrop, Texas, Special Assessment Revenue Bonds, Valverde
Public Improvement District Improvement Area 1, Series 2025
4 .625 09/01/35 649,805
625,000 (c) Bastrop, Texas, Special Assessment Revenue Bonds, Valverde
Public Improvement District Improvement Area 1, Series 2025
5 .375 09/01/45 630,178
785,000 Baytown Municipal Development District, Texas, Hotel Revenue
Bonds, Baytown Convention Center Hotel, First-Lien Series
2021A
2 .500 10/01/31 705,356
97,000 (c) Bee Cave, Travis County, Texas, Special Assessment Revenue
Bonds, Backyard Public Improvement District Project, Series
2021
4 .125 09/01/26 97,152
565,000 (c) Bee Cave, Travis County, Texas, Special Assessment Revenue
Bonds, Backyard Public Improvement District Project, Series
2021
4 .750 09/01/31 557,842
1,645,000 (c) Bee Cave, Travis County, Texas, Special Assessment Revenue
Bonds, Backyard Public Improvement District Project, Series
2021
5 .000 09/01/41 1,591,523
350,000 (c) Blue Ridge, Collin County, Texas, Special Assessment Revenue
Binds, Blue Ridge Crossing Public Improvement District Project,
Series 2025
4 .500 09/15/32 356,807
575,000 (c) Blue Ridge, Collin County, Texas, Special Assessment Revenue
Binds, Blue Ridge Crossing Public Improvement District Project,
Series 2025
5 .625 09/15/45 588,643
303,000 (c) Boyd Public Improvement District 1, Texas, Special Assessment
Revenue Bonds, Improvement Area 1 Project Series 2024
4 .250 09/15/30 306,887
1,010,000 (c) Boyd Public Improvement District 1, Texas, Special Assessment
Revenue Bonds, Improvement Area 1 Project Series 2024
5 .125 09/15/43 1,016,952
661,000 (c) Boyd Public Improvement District 1, Texas, Special Assessment
Revenue Bonds, Improvement Area 1 Project Series 2025
4 .500 09/15/32 674,817

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 800,000 (c) Boyd Public Improvement District 1, Texas, Special Assessment
Revenue Bonds, Improvement Area 1 Project Series 2025
5 .625% 09/15/45 $ 822,042
835,000 (c) Buda, Texas, Special Assessment Revenue Bonds, Persimmon
Public improvement District Improvement Area 1 Project,
Series 2025
5 .875 09/01/45 835,767
1,000,000 (c) Buda, Texas, Special Assessment Revenue Bonds, Persimmon
Public improvement District Major Improvement Area Project,
Series 2025
5 .750 09/01/33 1,013,686
2,200,000 (c) Buda, Texas, Special Assessment Revenue Bonds, Persimmon
Public improvement District Major Improvement Area Project,
Series 2025
6 .625 09/01/45 2,201,891
130,000 Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021
2 .000 09/01/27 125,192
135,000 Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021
2 .000 09/01/28 127,631
140,000 Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021
2 .125 09/01/29 130,765
145,000 Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021
2 .250 09/01/30 134,232
150,000 Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021
2 .250 09/01/31 136,720
315,000 Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021
2 .250 09/01/33 275,880
335,000 Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021
2 .500 09/01/35 288,135
540,000 Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021
2 .500 09/01/38 434,800
595,000 Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021
2 .750 09/01/41 457,928
670,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Cambridge
Crossing Public Improvement District Phase 1 Project, Series
2018
4 .625 09/01/28 677,153
880,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Cambridge
Crossing Public Improvement District Phases 2-7 Major
Improvement Project, Series 2018
5 .000 09/01/28 894,026
137,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Celina Hills
Public Improvement District Project, Series 2022
4 .375 09/01/27 136,640
430,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Celina Hills
Public Improvement District Project, Series 2022
4 .625 09/01/32 431,194
195,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Celina
Sutton Fields II Public Improvement District Neighborhood
Improvement Areas 2-3 Project, Series 2019
4 .125 09/01/39 183,797
50,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Creeks of
Legacy Public Improvement District Phase 2 Project, Series
2018
5 .125 09/01/28 50,881
1,630,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Cross Creek
Meadows Public Improvement District, Improvement Area 1
District Series 2023
5 .375 09/01/43 1,654,173
50,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Edgewood
Creek Public Improvement District Phase 1 Project, Series 2021
3 .250 09/01/26 49,775
200,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Edgewood
Creek Public Improvement District Phase 1 Project, Series 2021
3 .750 09/01/31 193,455
175,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Edgewood
Creek Public Improvement District Phase 2-3 Major
Improvement Project, Series 2021
4 .750 09/01/31 175,474
95,000 Celina, Texas, Special Assessment Revenue Bonds, Glen
Crossing Public Improvement District Phase 1 Project, Series
2016
4 .200 09/01/27 95,108
130,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Glen
Crossing Public Improvement District Phase 1B, Series 2018
4 .750 09/01/28 131,589
225,000 Celina, Texas, Special Assessment Revenue Bonds, Glen
Crossing Public Improvement District Project, Series 2018
5 .000 09/01/28 228,654
125,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Hillside
Village Public Improvement District Project, Series 2022
2 .750 09/01/27 121,356

Portfolio of Investments December 31, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 350,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Hillside
Village Public Improvement District Project, Series 2022
3 .125% 09/01/32 $ 326,612
875,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Hillside
Village Public Improvement District Project, Series 2022
3 .375 09/01/42 685,304
350,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Lakes at
Mustang Ranch Public Improvement District Phase 8-9 Project,
Series 2025
4 .625 09/01/32 352,253
450,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Lakes at
Mustang Ranch Public Improvement District Phase 8-9 Project,
Series 2025
5 .500 09/01/45 451,677
600,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Legacy
Celina Public Improvement District Project, Series 2025
4 .750 09/01/35 600,564
1,020,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Legacy
Celina Public Improvement District Project, Series 2025
5 .875 09/01/45 1,016,826
306,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Mosaic
Public Improvement District Phase 1 Project, Series 2023
4 .375 09/01/30 310,329
1,225,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Mosaic
Public Improvement District Phase 1 Project, Series 2023
5 .125 09/01/43 1,236,330
150,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Mosaic
Public Improvement District Phase 1B Project, Series 2024
4 .375 09/01/31 152,792
200,000 Celina, Texas, Special Assessment Revenue Bonds, North Sky
Public Improvement District Improvement Area 1B Project,
Series 2024
4 .250 09/01/31 196,159
650,000 Celina, Texas, Special Assessment Revenue Bonds, North Sky
Public Improvement District Improvement Area 1B Project,
Series 2024
5 .000 09/01/44 622,851
845,000 Celina, Texas, Special Assessment Revenue Bonds, Ownsby
Farms Public Improvement District Phase 1 Project, Series 2017
5 .750 09/01/32 861,586
308,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Ownsby
Farms Public Improvement District Phase 2 Direct Improvement
Project, Series 2022
4 .000 09/01/32 299,067
355,000 Celina, Texas, Special Assessment Revenue Bonds, Ownsby
Farms Public Improvement District Phase 2 Major Improvement
Project, Series 2017
6 .125 09/01/32 361,397
450,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Parvin
Public Improvement District Project, Series 2023
5 .750 09/01/30 468,405
1,700,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Parvin
Public Improvement District Project, Series 2023
6 .500 09/01/43 1,717,428
136,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Sutton
Fields East Public Improvement District Phase 1 Project, Series
2022
3 .250 09/01/27 133,006
350,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Sutton
Fields East Public Improvement District Phase 1 Project, Series
2022
3 .625 09/01/32 322,470
300,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Sutton
Fields East Public Improvement District Phase 2 Project, Series
2025
4 .350 09/01/30 301,981
400,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Sutton
Fields East Public Improvement District Phase 2 Project, Series
2025
4 .600 09/01/35 406,463
600,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Sutton
Fields East Public Improvement District Phase 2 Project, Series
2025
5 .375 09/01/45 595,913
100,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Sutton
Fields II Public Improvement District Neighborhood
Improvement Area 5 Project, Series 2022
2 .875 09/01/27 97,283
250,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Sutton
Fields II Public Improvement District Neighborhood
Improvement Area 5 Project, Series 2022
3 .250 09/01/32 234,121
1,175,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Sutton
Fields II Public Improvement District Neighborhood
Improvement Area 5 Project, Series 2022
3 .500 09/01/42 953,203

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 75,000 (c) Celina, Texas, Special Assessment Revenue Bonds, The Parks
at Wilson Creek Public Improvement District Initial Major
Improvement Project, Series 2021
3 .500% 09/01/26 $ 74,678
500,000 (c) Celina, Texas, Special Assessment Revenue Bonds, The Parks
at Wilson Creek Public Improvement District Initial Major
Improvement Project, Series 2021
4 .000 09/01/31 487,394
50,000 (c) Celina, Texas, Special Assessment Revenue Bonds, The Parks
at Wilson Creek Public Improvement District Phase 1 Project,
Series 2021
2 .750 09/01/26 49,565
400,000 (c) Celina, Texas, Special Assessment Revenue Bonds, The Parks
at Wilson Creek Public Improvement District Phase 1 Project,
Series 2021
3 .250 09/01/31 375,643
50,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Wells North
Public Improvement District Neighborhood Improvement Area
1 Project, Series 2016
4 .375 09/01/26 50,033
100,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Wells North
Public Improvement District Neighborhood Improvement Area
1 Project, Series 2016
5 .000 09/01/36 100,159
46,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Wells South
Public Improvement District Neighborhood Improvement Area
4 Project, Series 2021
2 .500 09/01/26 45,570
175,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Wells South
Public Improvement District Neighborhood Improvement Area
4 Project, Series 2021
3 .000 09/01/31 160,937
500,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Wells South
Public Improvement District Neighborhood Improvement Area
4 Project, Series 2021
3 .375 09/01/41 406,876
88,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Wells South
Public Improvement District Neighborhood Improvement Area
5 Project, Series 2022
4 .500 09/01/27 88,188
255,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Wells South
Public Improvement District Neighborhood Improvement Area
5 Project, Series 2022
4 .875 09/01/32 263,803
145,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Wells South
Public Improvement District Neighborhood Improvement Area
6-7 Project, Series 2024
4 .625 09/01/31 147,301
475,000 (c) Celina, Texas, Special Assessment Revenue Bonds, Wells South
Public Improvement District Neighborhood Improvement Area
6-7 Project, Series 2024
5 .500 09/01/44 481,938
195,000 (c) City of Midlothian, Texas, Westside Preserve Public
Improvement District Improvement Area #1 Project Special
Assessment Revenue Bonds Series 2022
4 .375 09/15/27 194,855
405,000 (c) City of Midlothian, Texas, Westside Preserve Public
Improvement District Improvement Area #1 Project Special
Assessment Revenue Bonds Series 2022
4 .750 09/15/32 410,851
1,050,000 (c) City of Midlothian, Texas, Westside Preserve Public
Improvement District Improvement Area #1 Project Special
Assessment Revenue Bonds Series 2022
5 .250 09/15/42 1,062,658
208,000 (c) City Of Midlothian, Texas, Westside Preserve Public
Improvement Major Improvement Area Project Special
Assessment Revenue Bonds Series 2022
5 .125 09/15/27 208,707
310,000 (c) City Of Midlothian, Texas, Westside Preserve Public
Improvement Major Improvement Area Project Special
Assessment Revenue Bonds Series 2022
5 .500 09/15/32 314,396
750,000 (c) City Of Midlothian, Texas, Westside Preserve Public
Improvement Major Improvement Area Project Special
Assessment Revenue Bonds Series 2022
6 .000 09/15/42 766,733
500,000 City of Shenandoah, Montgomery County, Texas, Special
Assessment Revenue Bonds, Metropark Public Improvement
District, Series 2018
5 .000 09/01/28 505,853
1,000,000 City of Shenandoah, Montgomery County, Texas, Special
Assessment Revenue Bonds, Metropark Public Improvement
District, Series 2018
5 .600 09/01/38 1,013,143

Portfolio of Investments December 31, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 3,000,000 Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Aristoi Classical Academy INC.,
Refunding Series 2025A
4 .500% 08/15/35 $ 2,959,249
2,845,000 Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Aristoi Classical Academy INC.,
Refunding Series 2025A
5 .000 08/15/40 2,779,031
6,400,000 (c) Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Valor Education Foundation, Series
2023A
5 .750 06/15/38 6,473,069
5,000,000 (c) Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Valor Education Foundation, Series
2023A
6 .000 06/15/43 4,979,999
325,000 (c) Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Valor Education Foundation, Series
2024A
5 .000 06/15/34 322,580
275,000 (c) Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Valor Education Foundation, Series
2024A
5 .750 06/15/44 262,343
290,000 Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 1 Project,
Series 2016
5 .750 09/01/28 293,872
51,000 (c) Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 2 Project,
Series 2021
2 .500 09/01/26 50,543
475,000 (c) Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 2 Project,
Series 2021
3 .000 09/01/31 438,396
1,050,000 (c) Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 2 Project,
Series 2021
3 .250 09/01/41 840,415
1,050,000 (c) Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 3 Project,
Series 2024
5 .100 09/01/44 1,052,506
100,000 Comal County Meyer Ranch Municipal Utility District, Texas,
General Obligation Bonds,  Road Series 2021
2 .250 08/15/29 93,409
105,000 Comal County Meyer Ranch Municipal Utility District, Texas,
General Obligation Bonds,  Road Series 2021
2 .250 08/15/30 95,162
105,000 Comal County Meyer Ranch Municipal Utility District, Texas,
General Obligation Bonds,  Road Series 2021
2 .375 08/15/31 94,059
225,000 Comal County Meyer Ranch Municipal Utility District, Texas,
General Obligation Bonds,  Road Series 2021
2 .500 08/15/33 194,653
240,000 Comal County Meyer Ranch Municipal Utility District, Texas,
General Obligation Bonds,  Road Series 2021
2 .500 08/15/35 198,265
255,000 Comal County Meyer Ranch Municipal Utility District, Texas,
General Obligation Bonds,  Road Series 2021
2 .500 08/15/37 199,660
565,000 Comal County Meyer Ranch Municipal Utility District, Texas,
General Obligation Bonds,  Road Series 2021
2 .750 08/15/41 406,465
90,000 Comal County, Texas, Special Assessment Revenue Bonds,
Crossings Public Improvement District, Series 2017
4 .000 09/01/27 89,971
650,000 Conroe Local Government Corporation, Texas, Hotel Revenue
and Contract Revenue Bonds, Subordinate Third Lien Series
2021C
4 .000 10/01/41 642,601
700,000 Conroe Local Government Corporation, Texas, Hotel Revenue
and Contract Revenue Bonds, Subordinate Third Lien Series
2021C
4 .000 10/01/46 645,069
915,000 Conroe Local Government Corporation, Texas, Hotel Revenue
Bonds, Conroe Convention Center Hotel, First-Lien Series
2021A
2 .500 10/01/31 830,846
8,935,000 Conroe Local Government Corporation, Texas, Hotel Revenue
Bonds, Conroe Convention Center Hotel, First-Lien Series
2021A
4 .000 10/01/50 6,974,903
2,605,000 Conroe Local Government Corporation, Texas, Hotel Revenue
Bonds, Conroe Convention Center Hotel, Second-Lien Series
2021B
3 .500 10/01/31 2,348,229

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 8,355,000 Conroe Local Government Corporation, Texas, Hotel Revenue
Bonds, Conroe Convention Center Hotel, Second-Lien Series
2021B
5 .000% 10/01/50 $ 6,702,600
586,000 (c) Corpus Christi, Nueces, Aransas, San Patricio, ad Kleberg
Counties, Texas, Special Assessment Revenue Bonds, Whitecap
Public Improvement District 1 Improvement Area 1 Project
Series 2024
5 .375 09/15/31 608,306
1,000,000 (c) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, Arbors Public Improvement District Improvement Area
1 Project, Series 2025
4 .250 09/15/35 1,000,142
1,000,000 (c) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, Arbors Public Improvement District Improvement Area
1 Project, Series 2025
5 .250 09/15/45 990,811
50,000 (c) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, Cartwright Ranch Public Improvement District Major
Improvement Area Project, Series 2021
4 .125 09/15/26 50,060
260,000 (c) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, Cartwright Ranch Public Improvement District Major
Improvement Area Project, Series 2021
4 .750 09/15/31 262,038
96,000 (c) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, Crandall Carwright Ranch Public Improvement District
Improvement Area 1 Project, Series 2021
3 .375 09/15/26 95,667
205,000 (c) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, Crandall Carwright Ranch Public Improvement District
Improvement Area 1 Project, Series 2021
4 .000 09/15/31 205,125
264,000 (c) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, River Ridge Public Improvement District Improvement
Area 1 Project, Series 2022
5 .375 09/15/27 266,975
530,000 (c) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, River Ridge Public Improvement District Improvement
Area 1 Project, Series 2022
5 .500 09/15/32 554,027
350,000 Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, River Ridge Public Improvement District Improvement
Area 2 Project, Series 2025
4 .250 09/15/30 352,094
425,000 Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, River Ridge Public Improvement District Improvement
Area 2 Project, Series 2025
4 .500 09/15/35 431,215
500,000 Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, River Ridge Public Improvement District Improvement
Area 2 Project, Series 2025
5 .250 09/15/45 495,405
224,000 (c) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, River Ridge Public Improvement District Single Family
Residential, Major Improvement Area Project, Series 2022
6 .125 09/15/32 236,258
1,650,000 (c) Dayton, Texas, Special Assessment Revenue Bonds, Dayton
Public Improvement District 5 Improvement Area 1 Project,
Series 2025
4 .125 09/01/35 1,652,882
1,500,000 (c) Dayton, Texas, Special Assessment Revenue Bonds, Dayton
Public Improvement District 5 Improvement Area 1 Project,
Series 2025
5 .250 09/01/45 1,497,856
400,000 (c) Decatur, Texas, Special Assessment Revenue Bonds, Paloma
Trails Public Improvement District Improvement Area 1 Project,
Series 2025
4 .500 09/15/30 402,281
400,000 (c) Decatur, Texas, Special Assessment Revenue Bonds, Paloma
Trails Public Improvement District Improvement Area 1 Project,
Series 2025
4 .750 09/15/35 407,651
700,000 (c) Decatur, Texas, Special Assessment Revenue Bonds, Paloma
Trails Public Improvement District Improvement Area 1 Project,
Series 2025
5 .500 09/15/45 707,532
200,000 (c) Decatur, Texas, Special Assessment Revenue Bonds, Paloma
Trails Public Improvement District Major Improvement Area
Project, Series 2025
5 .375 09/15/35 202,751
850,000 (c) Denton County, Texas, Special Assessment Revenue
Bonds, Green Meadows Public Improvement District Major
Improvement Area Project, Series 2025
4 .750 12/31/30 857,049

Portfolio of Investments December 31, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,250,000 (c) Denton County, Texas, Special Assessment Revenue
Bonds, Green Meadows Public Improvement District Major
Improvement Area Project, Series 2025
5 .000% 12/31/35 $ 1,298,084
500,000 (c) Denton County, Texas, Special Assessment Revenue
Bonds, Green Meadows Public Improvement District Major
Improvement Area Project, Series 2025
5 .875 12/31/45 515,692
750,000 (c) Denton County, Texas, Special Assessment Revenue Bonds,
Green Meadows Public Improvement District, Improvement
Area 1 Project, Series 2025
4 .250 12/31/30 756,274
1,250,000 (c) Denton County, Texas, Special Assessment Revenue Bonds,
Green Meadows Public Improvement District, Improvement
Area 1 Project, Series 2025
4 .500 12/31/35 1,298,120
500,000 (c) Denton County, Texas, Special Assessment Revenue Bonds,
Green Meadows Public Improvement District, Improvement
Area 1 Project, Series 2025
5 .375 12/31/45 516,862
1,250,000 (c) Denton County, Texas, Special Assessment Revenue Bonds,
Tabor Ranch Public Improvement District Improvement Area 1
Project, Senior Lien Series 2024A
5 .250 12/31/44 1,249,094
350,000 (c) Dorchester, Texas, Special Assessment Revenue Bonds,
Cottonwood Public Improvement District Improvement Area 1
Project Series 2024
5 .250 09/15/31 350,709
430,000 (c) Dripping Springs, Texas, Special Assessment Revenue Bonds,
Heritage Public Improvement District Improvement Area 3A &
Improvement Area 3B, Series 2025
4 .250 09/01/35 430,632
600,000 (c) Dripping Springs, Texas, Special Assessment Revenue Bonds,
Heritage Public Improvement District Improvement Area 3A &
Improvement Area 3B, Series 2025
5 .375 09/01/45 598,788
235,000 East Fort Bend County Development Authority, Texas, Contract
Revenue Bonds, Water Sewer and Drain Facilities, Series 2022
5 .000 09/01/26 236,271
245,000 East Fort Bend County Development Authority, Texas, Contract
Revenue Bonds, Water Sewer and Drain Facilities, Series 2022
5 .000 09/01/27 248,232
255,000 East Fort Bend County Development Authority, Texas, Contract
Revenue Bonds, Water Sewer and Drain Facilities, Series 2022
5 .000 09/01/28 260,160
265,000 East Fort Bend County Development Authority, Texas, Contract
Revenue Bonds, Water Sewer and Drain Facilities, Series 2022
5 .000 09/01/29 270,032
280,000 East Fort Bend County Development Authority, Texas, Contract
Revenue Bonds, Water Sewer and Drain Facilities, Series 2022
5 .000 09/01/30 285,103
290,000 East Fort Bend County Development Authority, Texas, Contract
Revenue Bonds, Water Sewer and Drain Facilities, Series 2022
5 .000 09/01/31 295,346
305,000 East Fort Bend County Development Authority, Texas, Contract
Revenue Bonds, Water Sewer and Drain Facilities, Series 2022
5 .000 09/01/32 310,242
3,078,000 (c) East Waller County Management District, Texas, Special
Assessment Revenue Bonds, Sofi Lakes Sections 1 and 2
Project, Series 2025
5 .000 09/15/35 3,160,731
2,300,000 (c) East Waller County Management District, Texas, Special
Assessment Revenue Bonds, Sofi Lakes Sections 1 and 2
Project, Series 2025
6 .000 09/15/45 2,360,099
486,000 Elmendorf, Texas, Special Assessment Revenue Bonds, Hickory
Ridge Public Improvement District Improvement Area 2, Series
2025
4 .500 09/01/30 482,814
750,000 (c) Ennis, Texas, Special Assessment Revenue Bonds, Prairieview
Public Improvement District Improvement Area 1-2 Project,
Series 2025
4 .125 09/15/35 747,525
1,000,000 (c) Ennis, Texas, Special Assessment Revenue Bonds, Prairieview
Public Improvement District Improvement Area 1-2 Project,
Series 2025
5 .250 09/15/45 992,016
300,000 (c) Fate City, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg East Public Improvement District
Improvement Area 2 Project, Series 2022
4 .875 08/15/27 300,959
778,000 (c) Fate City, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg East Public Improvement District
Improvement Area 2 Project, Series 2022
5 .250 08/15/32 812,507

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,630,000 (c) Fate City, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg East Public Improvement District
Improvement Area 2 Project, Series 2022
5 .875% 08/15/42 $ 1,654,294
469,000 (c) Fate, Rockwall County, Texas, Special Assessment Revenue
Bonds, Monterra Public Improvement District Improvement
Area 2, Series 2024
4 .500 08/15/31 470,441
1,000,000 (c) Fate, Rockwall County, Texas, Special Assessment Revenue
Bonds, Monterra Public Improvement District Improvement
Area 2, Series 2024
5 .375 08/15/44 1,000,215
124,000 (c) Fate, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg Public Improvement District 1 Phase 2A &
3A2, Series 2022
3 .750 08/15/27 123,846
587,000 (c) Fate, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg Public Improvement District 1 Phase 2A &
3A2, Series 2022
4 .000 08/15/32 588,352
430,000 (c) Fate, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg Public Improvement District 1 Phase 2B,
2C & 3A1, Series 2019
3 .500 08/15/29 418,224
110,000 (c) Fate, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg Public Improvement District 1 Phase 2B,
2C & 3A1, Series 2019
4 .000 08/15/39 103,326
150,000 (c) Flower Mound, Texas, Special Assessment Revenue Bonds,
River Walk Public Improvement District 1, Refunding Series
2021
2 .625 09/01/26 148,777
1,320,000 (c) Flower Mound, Texas, Special Assessment Revenue Bonds,
River Walk Public Improvement District 1, Refunding Series
2021
3 .250 09/01/31 1,261,925
5,120,000 Fort Bend County Industrial Development Corporation, Texas,
Revenue Bonds, NRG Energy Inc. Project, Series 2012B
4 .750 11/01/42 5,120,577
690,000 Fort Worth, Tarrant, Denton, Parker, Johnson, and Wise
Counties, Texas, Special Assessment Revenue Bonds,
Public Improvement District 16, Walsh Ranch/Quail Valley,
Improvement Area 1-3 Project Series 2024 - BAM Insured
4 .000 09/01/36 697,716
1,070,000 Fort Worth, Tarrant, Denton, Parker, Johnson, and Wise
Counties, Texas, Special Assessment Revenue Bonds,
Public Improvement District 16, Walsh Ranch/Quail Valley,
Improvement Area 1-3 Project Series 2024 - BAM Insured
4 .125 09/01/39 1,086,363
1,170,000 Fort Worth, Tarrant, Denton, Parker, Johnson, and Wise
Counties, Texas, Special Assessment Revenue Bonds,
Public Improvement District 16, Walsh Ranch/Quail Valley,
Improvement Area 1-3 Project Series 2024 - BAM Insured
4 .250 09/01/41 1,184,344
249,000 (c) Georgetown, Texas, Special Assessment Revenue Bonds, Parks
at Westhaven Public Improvement District Project, Series 2022
3 .625 09/15/27 247,842
415,000 (c) Georgetown, Texas, Special Assessment Revenue Bonds, Parks
at Westhaven Public Improvement District Project, Series 2022
3 .875 09/15/32 413,611
1,250,000 (c) Georgetown, Texas, Special Assessment Revenue Bonds, Parks
at Westhaven Public Improvement District Project, Series 2022
4 .125 09/15/42 1,185,329
380,000 (c) Granbury, Hood County, Texas, Special Assessment Revenue
Bonds, Lakeview Landing Public Improvement District Project,
Series 2025
6 .250 09/15/30 388,873
635,000 (c) Granbury, Hood County, Texas, Special Assessment Revenue
Bonds, Lakeview Landing Public Improvement District Project,
Series 2025
6 .500 09/15/35 663,566
21,360,000 Greater Texas Cultural Educational Facilities Finance
Corporation, Texas, Revenue Bonds, Biomedical Research
Institute Series 2024A
5 .250 06/01/49 20,168,885
785,000 Gulf Coast Industrial Development Authority, Texas, Solid
Waste Disposal Revenue Bonds, Citgo Petroleum Corporation
Project, Series 1998, (AMT)
8 .000 04/01/28 786,008
385,000 (c) Gunter, Grayson County, Texas, Special Assessment Revenue
Bonds, Bridges Phase 2A Public Improvement District, Series
2025
4 .500 09/15/32 389,320

Portfolio of Investments December 31, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 800,000 (c) Gunter, Grayson County, Texas, Special Assessment Revenue
Bonds, Bridges Phase 2A Public Improvement District, Series
2025
5 .500% 09/15/45 $ 808,608
335,000 Hackberry, Texas, Combination Special Assessment and
Contract Revenue Road and Utility Bonds, Hidden Cove
Improvement District 2, Series 2017
4 .000 09/01/27 337,380
255,000 Hackberry, Texas, Special Assessment Revenue Bonds,
Hackberry Public Improvement District 3 Phase 13-16 Project,
Refunding & Improvement Series 2017
4 .500 09/01/27 256,531
310,000 Hackberry, Texas, Special Assessment Revenue Bonds,
Rivendale by the Lake Public Improvement District 2 Phases
4-6, Series 2017
4 .125 09/01/27 310,647
895,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Revenue Refunding Bonds, Young Men's
Christian Association of the Greater Houston Area, Series
2013A
5 .000 06/01/28 886,173
100,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
2 .000 04/01/27 97,047
100,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
2 .000 04/01/28 94,748
100,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
2 .250 04/01/29 93,566
100,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
2 .250 04/01/30 91,822
100,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
2 .375 04/01/31 90,557
250,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
2 .500 04/01/33 218,130
250,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
2 .500 04/01/35 208,093
300,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
2 .500 04/01/37 237,448
300,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
2 .750 04/01/39 234,068
325,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
3 .000 04/01/41 244,761
316,000 (c) Haslett, Texas, Special Assessment Revenue Bonds, Haslet
Public Improvement District 5 Improvement Area 1 Project,
Series 2019
3 .625 09/01/29 308,029
150,000 (c) Haslett, Texas, Special Assessment Revenue Bonds, Haslet
Public Improvement District 5 Improvement Area 1 Project,
Series 2019
4 .125 09/01/39 141,817
1,500,000 (c) Hays County, Texas Special Assessment Revenue Bonds, La
Cima Public Improvement District Major Improvement Project,
Series 2025
4 .500 09/15/35 1,504,276
500,000 (c) Hays County, Texas Special Assessment Revenue Bonds, La
Cima Public Improvement District Major Improvement Project,
Series 2025
5 .625 09/15/45 500,687
2,645,000 Hemphill County Hospital District, Texas, General Obligation
Bonds, Series 2019
5 .250 02/01/32 2,700,099
385,000 (c) Heritage Public Improvement District 2, Dripping Springs,
Texas, Special Assessment Revenue Bonds, Series 2023
4 .250 09/01/31 385,466
650,000 (c) Heritage Public Improvement District 2, Dripping Springs,
Texas, Special Assessment Revenue Bonds, Series 2023
5 .000 09/01/44 644,033
1,965,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Technical Operations Center
Project, Series 2018, (AMT)
5 .000 07/15/28 2,019,438
1,000,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal E Project, Series 2021A,
(AMT)
4 .000 07/01/41 909,798
4,750,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvement Projects,
Refunding Series 2025B, (AMT)
5 .250 07/15/33 5,099,182

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 2,165,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvement Projects,
Refunding Series 2025B, (AMT)
5 .500% 07/15/35 $ 2,364,250
32,545,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .250 07/15/33 34,937,448
20,570,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .250 07/15/34 22,137,348
19,625,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .500 07/15/35 21,632,223
9,500,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .500 07/15/36 10,386,716
3,000,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .500 07/15/38 3,243,017
113,000 (c) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Cottonwood Creek Public Improvement Area 1 Project
Series 2021
2 .500 09/01/26 111,987
400,000 (c) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Cottonwood Creek Public Improvement Area 1 Project
Series 2021
3 .125 09/01/31 377,575
1,100,000 (c) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Cottonwood Creek Public Improvement Area 1 Project
Series 2021
3 .500 09/01/41 927,793
100,000 (c) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Durango Farms Public Improvement Project Series
2021
2 .750 09/01/26 99,266
400,000 (c) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Durango Farms Public Improvement Project Series
2021
3 .500 09/01/31 379,442
1,165,000 (c) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Durango Farms Public Improvement Project Series
2021
3 .875 09/01/41 1,051,106
115,000 (c) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Emory Crossing, Public Improvement Area 1 Project
Series 2021
2 .625 09/01/26 114,062
210,000 (c) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Emory Crossing, Public Improvement Area 1 Project
Series 2021
3 .250 09/01/31 197,012
550,000 (c) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Emory Crossing, Public Improvement Area 1 Project
Series 2021
3 .625 09/01/41 471,329
110,000 (c) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Emory Crossing, Public Improvement Area 2 Project
Series 2023
4 .500 09/01/30 111,855
870,000 (c) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Emory Crossing, Public Improvement Area 2 Project
Series 2023
5 .250 09/01/43 884,099
300,000 (c) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Prairie Winds, Public Improvement Area 1, Series 2025
4 .125 09/01/30 301,598
415,000 (c) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Prairie Winds, Public Improvement Area 1, Series 2025
4 .375 09/01/35 419,391
105,000 Intercontinental Crossing Municipal Utility District, Harris
County, Texas, General Obligation Bonds, Series 2021
4 .000 09/01/26 105,333
110,000 Intercontinental Crossing Municipal Utility District, Harris
County, Texas, General Obligation Bonds, Series 2021
2 .000 09/01/27 105,381
115,000 Intercontinental Crossing Municipal Utility District, Harris
County, Texas, General Obligation Bonds, Series 2021
2 .000 09/01/28 107,577
115,000 Intercontinental Crossing Municipal Utility District, Harris
County, Texas, General Obligation Bonds, Series 2021
2 .250 09/01/29 106,417

Portfolio of Investments December 31, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 120,000 Intercontinental Crossing Municipal Utility District, Harris
County, Texas, General Obligation Bonds, Series 2021
2 .250% 09/01/30 $ 108,661
125,000 Intercontinental Crossing Municipal Utility District, Harris
County, Texas, General Obligation Bonds, Series 2021
2 .375 09/01/31 111,874
350,000 (c) Joshua Farms Municipal Management District 1, Johnson
County, Texas, Special Assessment Revenue Bonds,
Improvement Areas 1-2 Project Series 2023
4 .375 09/01/30 353,040
1,600,000 (c) Joshua Farms Municipal Management District 1, Johnson
County, Texas, Special Assessment Revenue Bonds,
Improvement Areas 1-2 Project Series 2023
5 .250 09/01/43 1,618,048
200,000 (c) Justin, Denton County, Texas, Special Assessment Revenue
Bonds, Timberbrook Public Improvement District 1
Improvement Area 2 Project, Series 2018
2 .500 09/01/26 198,207
485,000 (c) Justin, Denton County, Texas, Special Assessment Revenue
Bonds, Timberbrook Public Improvement District 1
Improvement Area 2 Project, Series 2018
3 .000 09/01/31 454,322
430,000 (c) Justin, Denton County, Texas, Special Assessment Revenue
Bonds, Timberbrook Public Improvement District 2
Improvement Area 2 Project, Series 2025
4 .625 09/01/35 433,636
410,000 (c) Justin, Denton County, Texas, Special Assessment Revenue
Bonds, Timberbrook Public Improvement District 2
Improvement Area 2 Project, Series 2025
5 .750 09/01/45 412,950
153,000 Kaufman,Texas, Special Assessment Revenue Bonds, Kaufman
Public Improvement District 1 Phase 2A-2B Project, Series 2021
5 .125 09/15/28 156,004
730,000 Kaufman,Texas, Special Assessment Revenue Bonds, Kaufman
Public Improvement District 1 Phase 2A-2B Project, Series 2021
5 .625 09/15/42 741,757
126,000 (c) Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks
Public Improvement District Improvement Area 3 Project,
Series 2021
2 .750 09/01/26 125,075
649,000 (c) Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks
Public Improvement District Improvement Area 3B Project,
Series 2025
4 .375 09/01/35 655,808
370,000 (c) Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks
Public Improvement District Improvement Area 5 Project,
Series 2025
4 .500 09/01/35 373,033
680,000 (c) Kyle, Texas, Special Assessment Revenue Bonds, Limestone
Creek Public Improvement District Improvement Area 1
Project, Series 2023
5 .500 09/01/43 694,117
548,000 (c) Kyle, Texas, Special Assessment Revenue Bonds, Limestone
Creek Public Improvement District Improvement Area 1
Project, Series 2024B
5 .500 09/01/44 554,920
264,000 (c) Kyle, Texas, Special Assessment Revenue Bonds, Plum Creek
North  Public Improvement District Major Improvement Area 1
Project, Series 2022
3 .625 09/01/27 262,758
505,000 (c) Kyle, Texas, Special Assessment Revenue Bonds, Plum Creek
North  Public Improvement District Major Improvement Area 1
Project, Series 2022
3 .875 09/01/32 490,720
1,250,000 (c) Kyle, Texas, Special Assessment Revenue Bonds, Plum Creek
North  Public Improvement District Major Improvement Area 1
Project, Series 2022
4 .125 09/01/41 1,160,697
117,000 (c) Kyle, Texas, Special Assessment Revenue Bonds, Plum Creek
North  Public Improvement District Major Improvement Project,
Series 2022
4 .125 09/01/27 117,271
225,000 (c) Kyle, Texas, Special Assessment Revenue Bonds, Plum Creek
North  Public Improvement District Major Improvement Project,
Series 2022
4 .375 09/01/32 226,566
2,000,000 (c) Kyle, Texas, Special Assessment Revenue Bonds, Porter County
Public Improvement District Improvement Area 1 Project,
Series 2023
5 .750 09/01/43 2,017,413
255,000 (c) Kyle, Texas, Special Assessment Revenue Bonds, Southwest
Kyle Public Improvement District 1 Improvement Area 1
Project, Series 2019
4 .250 09/01/29 256,234

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 84,000 (c) Kyle, Texas, Special Assessment Revenue Bonds, Southwest
Kyle Public Improvement District 1 Improvement Area 2
Project, Series 2023
5 .750% 09/01/30 $ 87,580
224,000 Kyle, Texas, Special Assessment Revenue Bonds, Southwest
Kyle Public Improvement District, Series 2022
4 .375 09/01/27 224,963
535,000 Kyle, Texas, Special Assessment Revenue Bonds, Southwest
Kyle Public Improvement District, Series 2022
4 .750 09/01/32 552,327
16,600,000 (c) Lakeside Place Public Facility Corporation, Texas, Multifamily
Housing Revenue Bonds, Torrey Chase Apartments, Series
2021
3 .480 12/15/39 12,865,124
200,000 (c) Lavon, Texas, Special Assessment Revenue Bonds, Elevon
Public Improvement District Improvement Area 1 Project,
Series 2022
3 .500 09/15/27 196,884
1,000,000 (c) Lavon, Texas, Special Assessment Revenue Bonds, Elevon
Public Improvement District Improvement Area 1 Project,
Series 2022
3 .875 09/15/32 973,641
3,000,000 (c) Lavon, Texas, Special Assessment Revenue Bonds, Elevon
Public Improvement District Improvement Area 1 Project,
Series 2022
4 .000 09/15/42 2,705,584
215,000 (c) Lavon, Texas, Special Assessment Revenue Bonds, Elevon
Public Improvement District Improvement Area 1 Project,
Series 2024
4 .250 09/15/31 214,869
200,000 Lavon, Texas, Special Assessment Revenue Bonds, Elevon
Public Improvement District Improvement Area 2A-2B Project,
Series 2024
4 .375 09/15/31 200,690
650,000 Lavon, Texas, Special Assessment Revenue Bonds, Elevon
Public Improvement District Improvement Area 2A-2B Project,
Series 2024
5 .125 09/15/44 658,550
350,000 (c) Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe
Public Improvement District Area 1 Project, Series 2019
3 .750 09/15/29 344,656
1,500,000 (c) Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe
Public Improvement District Areas 2-3 Project, Series 2022
5 .875 09/15/42 1,596,274
200,000 (c) Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe
Public Improvement District Major Improvement Area Project,
Series 2019
4 .375 09/15/29 200,398
753,000 (c) Lavon, Texas, Special Assessment Revenue Bonds, Lavon Trails
Public Improvement District Project, Series 2025
4 .250 09/15/32 763,066
1,100,000 (c) Lavon, Texas, Special Assessment Revenue Bonds, Lavon Trails
Public Improvement District Project, Series 2025
5 .750 09/15/45 1,134,017
525,000 (c) Leander, Texas, Special Assessment Revenue Bonds,
Deerbrooke Public Improvement District Southern
Improvement Area Project, Series 2017
4 .125 09/01/28 525,925
105,000 (c) Leander, Texas, Special Assessment Revenue Bonds,
Deerbrooke Public Improvement District Southern
Improvement Area Project, Series 2017
4 .750 09/01/37 105,122
356,000 (c) Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Butler Farms Public Improvement District
Improvement Areas 1 & 2 Project, Series 2022
2 .625 09/01/27 346,026
750,000 (c) Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Butler Farms Public Improvement District
Improvement Areas 1 & 2 Project, Series 2022
3 .125 09/01/32 704,036
2,200,000 (c) Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Butler Farms Public Improvement District
Improvement Areas 1 & 2 Project, Series 2022
3 .375 09/01/42 1,794,996
275,000 (c) Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Butler Farms Public Improvement District
Major Improvement Area Project, Series 2022
3 .875 09/01/32 263,688
650,000 (c) Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Butler Farms Public Improvement District
Major Improvement Area Project, Series 2022
4 .125 09/01/42 580,878
150,000 (c) Little Elm, Texas, Special Assessment Revenue Bonds, Spiritas
Ranch Public Improvement District Project, Series 2022
3 .250 09/01/27 147,356
205,000 (c) Little Elm, Texas, Special Assessment Revenue Bonds, Spiritas
Ranch Public Improvement District Project, Series 2022
3 .500 09/01/32 192,986

Portfolio of Investments December 31, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 530,000 (c) Little Elm, Texas, Special Assessment Revenue Bonds, Spiritas
Ranch Public Improvement District Project, Series 2022
3 .750% 09/01/42 $ 454,155
300,000 (c) Little Elm, Texas, Special Assessment Revenue Bonds, Valencia
Public Improvement District Improvement Area 3 Project,
Series 2021
2 .875 09/01/31 275,735
725,000 (c) Little Elm, Texas, Special Assessment Revenue Bonds, Valencia
Public Improvement District Improvement Area 3 Project,
Series 2021
3 .125 09/01/41 570,604
190,000 (c) Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone
Pointe Public Improvement District 2 Phase 1-1A Project, Series
2017
5 .250 09/01/27 193,486
115,000 (c) Little Elm,Texas, Special Assessment Revenue Bonds, Lakeside
Estates Public Improvement District 2 Project, Series 2017
4 .500 09/01/27 116,234
700,000 (c) Lowry Crossing, Collin County, Texas, Special Assessment
Revenue Bond, Lowry Trails Public Improvement District
Improvement Area 1 Project, Series 2025
4 .250 09/15/35 701,603
400,000 (c) Lowry Crossing, Collin County, Texas, Special Assessment
Revenue Bond, Lowry Trails Public Improvement District
Improvement Area 1 Project, Series 2025
5 .250 09/15/45 398,257
450,000 (c) Manor, Texas, Special Assessment Revenue Bonds, Entradaglen
Public Improvement District Improvement Area 1 Project,
Series 2025
6 .000 09/15/36 467,055
370,000 (c) Manor, Texas, Special Assessment Revenue Bonds, Lagos
Public Improvement District Major Improvement Area Project,
Series 2020
4 .125 09/15/30 369,294
300,000 (c) Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District Improvement Area 1-2
Project, Series 2021
3 .125 09/15/31 275,019
740,000 (c) Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District Improvement Area 1-2
Project, Series 2021
3 .500 09/15/41 615,601
170,000 (c) Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District Major Improvement Area
Project, Series 2021
3 .125 09/15/26 169,119
315,000 (c) Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District Major Improvement Area
Project, Series 2021
3 .750 09/15/31 290,181
530,000 (c) Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District, Improvement Area 3,
Series 2023
5 .250 09/15/43 537,426
450,000 (c) Mansfield, Tarrant, Johnson and Ellis Counties, Texas, Special
Assessment Revenue Bonds, Staybolt Public Improvement
District Improvement Area 1 Project, Series 2025
4 .375 09/15/32 454,989
1,200,000 (c) Mansfield, Tarrant, Johnson and Ellis Counties, Texas, Special
Assessment Revenue Bonds, Staybolt Public Improvement
District Improvement Area 1 Project, Series 2025
6 .000 09/15/45 1,239,504
170,000 (c) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Gregg Ranch Public Improvement District
Major Improvement Area Project, Series 2019
5 .000 09/01/29 173,551
170,000 (c) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Gregg Ranch Public Improvement District
Neighborhood Improvement Area 1 Project, Series 2019
4 .500 09/01/29 171,760
33,000 (c) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement District
Improvement Area 1 Project, Series 2021
3 .375 09/01/26 32,891
500,000 (c) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement District
Improvement Area 1 Project, Series 2021
3 .875 09/01/31 482,846
100,000 (c) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement District
Improvement Area 1 Project, Series 2021
4 .125 09/01/41 89,388
1,100,000 (c) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement District
Improvement Area 2A Project, Series 2024
6 .375 09/01/44 1,077,447

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 100,000 (c) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement District
Major Improvement Area Project, Series 2021
4 .125% 09/01/26 $ 100,072
200,000 (c) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement District
Major Improvement Area Project, Series 2021
4 .625 09/01/31 195,668
500,000 (c) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement District
Major Improvement Area Project, Series 2021
4 .875 09/01/41 472,577
1,000,000 (c) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement District
Remainder Area Project, Series 2024
7 .375 09/01/44 1,002,949
2,550,000 Matagorda County Navigation District 1, Texas, Pollution
Control Revenue Bonds, AEP Texas Central Company Project,
Remarketing, Series 2008-1
4 .000 06/01/30 2,551,047
340,000 (c) McLendon-Chisholm, Texas, Special Assessment Revenue
Bonds, Sonoma Public Improvement  District Improvement
Area 2 Project, Series 2019
3 .750 09/15/29 334,465
35,000 (c) McLendon-Chisholm, Texas, Special Assessment Revenue
Bonds, Sonoma Public Improvement  District Improvement
Area 3 Project, Series 2021
2 .625 09/15/26 34,699
240,000 (c) McLendon-Chisholm, Texas, Special Assessment Revenue
Bonds, Sonoma Public Improvement  District Improvement
Area 3 Project, Series 2021
3 .125 09/15/31 221,713
225,000 (c) McLendon-Chisholm, Texas, Special Assessment Revenue
Bonds, Sonoma Public Improvement  District Improvement
Area 4 Project, Series 2022
5 .000 09/15/27 227,901
500,000 (c) McLendon-Chisholm, Texas, Special Assessment Revenue
Bonds, Sonoma Public Improvement  District Improvement
Area 4 Project, Series 2022
5 .375 09/15/32 528,858
45,683 (f) Mesquite Health Facilities Development Corporation, Texas,
Retirement Facility Revenue Bonds, Christian Care Centers Inc.,
Series 2014
5 .000 02/15/24 457
180,000 (c) Mesquite, Texas, Special Assessment Bonds, Heartland Town
Center Public Improvement District Phase 1 Project, Series
2018
4 .750 09/01/28 182,381
135,000 (c) Mesquite, Texas, Special Assessment Bonds, Heartland
Town Center Public Improvement District Phase 2 Major
Improvement Project, Series 2018
5 .125 09/01/28 137,923
520,000 (c) Mesquite, Texas, Special Assessment Bonds, Iron Horse Public
Improvement District Project, Series 2019
5 .250 09/15/29 534,377
318,000 (c) Mesquite, Texas, Special Assessment Bonds, Solterra Public
Improvement District Improvement Area C-1 Projects, Series
2023
4 .625 09/01/30 323,834
855,000 (c) Mesquite, Texas, Special Assessment Bonds, Solterra Public
Improvement District Improvement Area C-1 Projects, Series
2023
5 .375 09/01/43 873,655
235,000 (c) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra
Public Improvement District Area C-3 Projects, Series 2024
4 .250 09/01/31 236,220
500,000 (c) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra
Public Improvement District Area C-3 Projects, Series 2024
5 .000 09/01/44 494,222
800,000 (c) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra
Public Improvement District Improvement Area A-1 Projects,
Series 2023
4 .750 09/01/30 815,337
1,300,000 (c) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra
Public Improvement District Improvement Area A-1 Projects,
Series 2023
5 .500 09/01/43 1,340,260
1,500,000 (c) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra
Public Improvement District Improvement Area A-2-A4
Projects, Series 2025
4 .375 09/01/35 1,503,617
120,000 (c) Midlothian, Texas, Special Assessment Revenue Bonds, Redden
Farms Public Improvement District Improvement Areas 1-2
Project, Series 2021
2 .875 09/15/26 119,173

Portfolio of Investments December 31, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 410,000 (c) Midlothian, Texas, Special Assessment Revenue Bonds, Redden
Farms Public Improvement District Improvement Areas 1-2
Project, Series 2021
3 .500% 09/15/31 $ 389,934
1,105,000 (c) Midlothian, Texas, Special Assessment Revenue Bonds, Redden
Farms Public Improvement District Improvement Areas 1-2
Project, Series 2021
3 .875 09/15/41 993,738
220,000 (c) Midlothian, Texas, Special Assessment Revenue Bonds, Redden
Farms Public Improvement District Major Improvement Area
Project, Series 2021
4 .125 09/15/31 212,856
1,000,000 (c) Mission Economic Development Corporation, Texas, Revenue
Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)
4 .625 10/01/31 1,000,233
5,200,000 (d) Mission Economic Development Corporation, Texas,
Solid Waste Disposal Revenue Bonds, Graphic Packaging
International, LLC Project, Green Series 2025, (AMT),
(Mandatory Put 6/01/30)
5 .000 12/01/64 5,391,950
1,775,000 (c) Mission Economic Development Corporation, Texas, Utility
Revenue Bonds, Permian Basin Water Resources Project, Series
2025A, (AMT)
6 .750 08/15/45 1,829,615
115,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2 .000 09/01/26 113,597
120,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2 .000 09/01/27 116,457
125,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2 .000 09/01/28 119,510
130,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2 .000 09/01/29 122,377
135,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2 .250 09/01/30 126,535
140,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2 .250 09/01/31 129,313
295,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2 .250 09/01/33 263,209
315,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2 .375 09/01/35 273,574
340,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2 .500 09/01/37 285,977
365,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2 .500 09/01/39 289,823
395,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2 .750 09/01/41 306,627
453,000 (c) Montgomery County, Texas, Special Assessment Revenue
Bonds,  Meadow Park Public Improvement District,
Improvement Area 1, Series 2025
4 .375 09/15/32 458,988
675,000 (c) Montgomery County, Texas, Special Assessment Revenue
Bonds,  Meadow Park Public Improvement District,
Improvement Area 1, Series 2025
5 .125 09/15/45 677,069
500,000 (c) Montgomery County, Texas, Special Assessment Revenue
Bonds, Crockett Meadows Public Improvement District,
Improvement Area 1, Series 2025
4 .500 09/15/32 506,166
1,140,000 (c) Montgomery County, Texas, Special Assessment Revenue
Bonds, Crockett Meadows Public Improvement District,
Improvement Area 1, Series 2025
5 .250 09/15/45 1,147,429
240,000 (c) Mustang Ridge, Travis and Caldwell Counties, Texas, Special
Assessment Revenue Bonds, Durango Public Improvement
District Improvement Area 1 Series 2023
5 .250 09/01/30 247,085
730,000 (c) Mustang Ridge, Travis and Caldwell Counties, Texas, Special
Assessment Revenue Bonds, Durango Public Improvement
District Improvement Area 1 Series 2023
6 .125 09/01/43 763,892
350,000 (c) Mustang Ridge, Travis and Caldwell Counties, Texas, Special
Assessment Revenue Bonds, Durango Public Improvement
District Improvement Area 2 Project, Series 2025
5 .000 09/01/32 359,853
800,000 (c) Mustang Ridge, Travis and Caldwell Counties, Texas, Special
Assessment Revenue Bonds, Durango Public Improvement
District Improvement Area 2 Project, Series 2025
5 .875 09/01/45 825,491

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 175,000 (c) New Braunfels, Comal and Guadalupe Counties, Texas,
Special Assessment Revenue Bonds, Solms Landing Public
Improvement District Improvement Area 1 Project, Series 2021
3 .625% 09/01/26 $ 174,719
350,000 (c) New Braunfels, Comal and Guadalupe Counties, Texas,
Special Assessment Revenue Bonds, Solms Landing Public
Improvement District Improvement Area 1 Project, Series 2021
4 .250 09/01/31 340,729
520,000 (c) New Hope Cultural Education Facilities Finance Corporation,
Texas, Education Revenue Bonds, Beta Academy, Series 2018A
5 .125 08/15/29 520,248
310,000 (c) New Hope Cultural Education Facilities Finance Corporation,
Texas, Education Revenue Bonds, Beta Academy, Series 2019A
3 .375 08/15/29 297,215
80,000 (c) New Hope Cultural Education Facilities Finance Corporation,
Texas, Education Revenue Bonds, Beta Academy, Series 2019A
5 .000 08/15/39 78,876
670,000 (c) New Hope Cultural Education Facilities Finance Corporation,
Texas, Education Revenue Bonds, Beta Academy, Series 2019A
5 .000 08/15/49 605,964
1,160,000 (c) New Hope Cultural Education Facilities Finance Corporation,
Texas, Education Revenue Bonds, Southwest Preparatory
School, Series 2020A
3 .000 08/15/30 1,093,934
750,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Bella Vida Forefront
Living Project, Series 2025A
5 .500 10/01/35 789,480
225,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Bella Vida Forefront
Living Project, Series 2025A
6 .250 10/01/45 233,975
4,775,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Bella Vida Forefront
Living Project, Series 2025B-2
4 .625 10/01/30 4,795,744
4,000,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Bella Vida Forefront
Living Project, Series 2025B-3
4 .250 10/01/30 4,012,026
330,000 (f) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021A-1
7 .500 11/15/37 330,000
2,135,000 (f) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021A-2
7 .500 11/15/36 2,135,000
21,157,826 (f) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021B, (cash 2.000%, PIK
2.000%)
0 .380 11/15/61 9,098,290
1,000,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Legacy Midtown
Park Project, Series 2025
5 .250 07/01/32 1,011,194
7,770,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Senior Living Revenue Bonds, Sanctuary LTC LLC Project,
Series 2021A-1
6 .500 01/01/31 7,562,155
7,725,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Senior Living Revenue Bonds, Sanctuary LTC LLC Project,
Series 2021A-1
5 .000 01/01/32 7,916,854
35,655,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Senior Living Revenue Bonds, Sanctuary LTC LLC Project,
Series 2021A-1
5 .250 01/01/42 34,928,187
10,410,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Senior Living Revenue Bonds, Sanctuary LTC LLC Project,
Series 2021A-1
5 .500 01/01/57 9,495,604
355,000 (g) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, CHF-Collegiate
Housing Corpus Christi II, L.L.C.-Texas A&M University-Corpus
Christi Project, Series 2016A, (Pre-refunded 4/01/26)
5 .000 04/01/36 357,147
1,925,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, CHF-Collegiate
Housing Foundation - College Station I LLC - Texas A&M
University Project, Series 2014A
5 .000 04/01/29 1,925,536

Portfolio of Investments December 31, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 260,991 (f) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5 .000% 08/01/25 $ 255,771
14,500,000 (f) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5 .000 07/01/30 14,312,149
9,000,000 (f) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5 .000 07/01/47 8,457,032
280,000 North Hays County Municipal Utility District 1, Texas, General
Obligation Bonds, Unlimited Tax Series 2021 - BAM Insured
2 .250 08/15/34 231,107
450,000 North Hays County Municipal Utility District 1, Texas, General
Obligation Bonds, Unlimited Tax Series 2021 - BAM Insured
2 .250 08/15/35 359,934
480,000 North Hays County Municipal Utility District 1, Texas, General
Obligation Bonds, Unlimited Tax Series 2021 - BAM Insured
2 .250 08/15/37 362,881
995,000 North Hays County Municipal Utility District 1, Texas, General
Obligation Bonds, Unlimited Tax Series 2021 - BAM Insured
2 .500 08/15/39 728,445
1,040,000 North Hays County Municipal Utility District 1, Texas, General
Obligation Bonds, Unlimited Tax Series 2021 - BAM Insured
2 .500 08/15/41 783,105
1,315,000 North Hays County Municipal Utility District 1, Texas, General
Obligation Bonds, Unlimited Tax Series 2021 - BAM Insured
2 .500 08/15/44 911,415
805,000 North Hays County Municipal Utility District 1, Texas, General
Obligation Bonds, Unlimited Tax Series 2021 - BAM Insured
2 .625 08/15/47 539,771
100,000 (c) North Parkway Municipal Management District 1, Celina, Texas,
Contract Revenue Bonds, Legacy Hills Public Improvement
District Phase 1A-1B Improvements, Series 2021
3 .000 09/15/26 99,451
800,000 (c) North Parkway Municipal Management District 1, Celina, Texas,
Contract Revenue Bonds, Legacy Hills Public Improvement
District Phase 1A-1B Improvements, Series 2021
3 .625 09/15/31 785,960
650,000 (c) North Parkway Municipal Management District 1, Celina, Texas,
Contract Revenue Bonds, Legacy Hills Public Improvement
District Phase 1A-1B Improvements, Series 2021
4 .000 09/15/41 594,790
265,000 (c) North Richland Hills, Texas, Special Assessment Revenue
Bonds, City Point Public Improvement District Zone A Project,
Series 2019
5 .250 09/01/30 272,838
351,000 (c) North Richland Hills, Texas, Special Assessment Revenue
Bonds, City Point Public Improvement District Zone B Project,
Series 2019
4 .875 09/01/30 358,871
320,000 (c) Oak Point, Denton County, Texas, Special Assessment
Revenue Bonds, Chaparral Park Public Improvement District
Improvement Area 1 Project, Series 2024
4 .250 09/15/31 319,484
725,000 (c) Oak Point, Denton County, Texas, Special Assessment
Revenue Bonds, Chaparral Park Public Improvement District
Improvement Area 1 Project, Series 2024
5 .100 09/15/44 712,837
245,000 (c) Oak Point, Denton County, Texas, Special Assessment
Revenue Bonds, Oak Point 720 Public Improvement District
Improvement Area 1 Project, Series 2024
4 .700 09/15/31 247,009
575,000 (c) Oak Point, Denton County, Texas, Special Assessment
Revenue Bonds, Oak Point 720 Public Improvement District
Improvement Area 1 Project, Series 2024
5 .350 09/15/44 573,527
155,000 (c) Oak Point, Denton County, Texas, Special Assessment Revenue
Bonds, Wildridge Public Imporvement District 1 Improvement
Area 3 Project, Series 2019
3 .500 09/01/29 150,901
550,000 (c) Oak Point, Denton County, Texas, Special Assessment Revenue
Bonds, Wildridge Public Imporvement District 1 Improvement
Area 3 Project, Series 2019
4 .000 09/01/39 527,614
415,000 Penitas, Hildago County, Texas, Certificates of Obligation,
Series 2025
5 .000 09/01/35 430,975
1,000,000 Penitas, Hildago County, Texas, Certificates of Obligation,
Series 2025
5 .750 09/01/45 1,016,717

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 300,000 (c) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
5 .000% 09/15/30 $ 306,970
400,000 (c) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
5 .000 09/15/30 409,294
350,000 (c) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
5 .250 09/15/35 365,317
300,000 (c) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
6 .000 09/15/35 310,964
350,000 (c) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
6 .000 09/15/35 363,201
217,000 (c) Pilot Point, Texas, Special Assessment Revenue Bonds,
Creekview Public Improvement District Zone A Improvement
Area 1 Project, Series 2022
4 .875 09/15/27 218,559
195,000 (c) Pilot Point, Texas, Special Assessment Revenue Bonds,
Creekview Public Improvement District Zone B Improvement
Area 1 Project, Series 2022
4 .875 09/15/27 196,401
269,000 (c) Pilot Point, Texas, Special Assessment Revenue Bonds,
Mobberly Public Improvement District Improvement Area 1
Project, Series 2022
4 .875 09/15/27 269,982
912,000 (c) Pilot Point, Texas, Special Assessment Revenue Bonds,
Mobberly Public Improvement District Improvement Area 1
Project, Series 2022
5 .125 09/15/32 931,535
350,000 (c) Pilot Point, Texas, Special Assessment Revenue Bonds,
Mobberly Public Improvement District Improvement Area 2
Project, Series 2022
5 .375 09/15/27 352,129
500,000 (c) Pilot Point, Texas, Special Assessment Revenue Bonds,
Mobberly Public Improvement District Improvement Area 2
Project, Series 2022
5 .625 09/15/32 526,037
1,250,000 (c) Plano, Collin and Denton Counties, Texas, Special Assessment
Revenue Bonds, Haggard Farm Public Improvement District
Project, Major Improvement Area Project Series 2023
8 .250 09/15/43 1,317,058
80,000 Ponder, Texas, Special Assessment Revenue Bonds, Public
Improvement District 1 Estates at Remington Park, Series 2017
4 .000 09/01/27 80,330
33,470,000 (c) Port Beaumont Industrial Development Authority, Texas, Facility
Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2021B
4 .100 01/01/28 30,487,773
14,210,000 (c) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2020, (AMT)
3 .625 01/01/35 13,283,424
2,710,000 (c) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
1 .875 01/01/26 2,710,000
1,250,000 (c) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
2 .000 01/01/27 1,223,659
1,850,000 (c) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
2 .125 01/01/28 1,777,989
2,100,000 (c) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
2 .250 01/01/29 1,983,118
2,400,000 (c) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
2 .625 01/01/31 2,223,552

Portfolio of Investments December 31, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 8,605,000 (c) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
2 .750% 01/01/36 $ 7,108,488
7,215,000 (c) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
2 .875 01/01/41 5,335,528
10,500,000 (c) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2024A, (AMT)
5 .000 01/01/39 10,367,675
5,000,000 (c) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2024A, (AMT)
5 .125 01/01/44 4,896,143
425,000 (c) Princeton, Collins County, Texas, Special Assessment Revenue
Bonds, Southridge Public Improvement District Improvement
Area 4 Project, Series 2025
4 .125 09/01/35 425,299
211,000 Princeton, Collins County, Texas, Special Assessment Revenue
Bonds, Winchester Public Improvement District 2 Project,
Series 2022
4 .250 09/01/27 211,235
460,000 Princeton, Collins County, Texas, Special Assessment Revenue
Bonds, Winchester Public Improvement District 2 Project,
Series 2022
4 .750 09/01/32 469,070
275,000 (c) Princeton, Collins County, Texas, Special Assessment Revenue
Bonds, Windmore Public Improvement District Improvement
Area 1 Project, Series 2022
4 .375 09/01/31 279,822
500,000 (c) Princeton, Collins County, Texas, Special Assessment Revenue
Bonds, Windmore Public Improvement District Improvement
Area 1 Project, Series 2022
5 .125 09/01/44 498,114
700,000 (c) Princeton, Collins County, Texas, Special Assessment Revenue
Bonds, Windmore Public Improvement District Improvement
Area 3 Project, Series 2025
4 .125 09/01/35 700,499
900,000 (c) Princeton, Collins County, Texas, Special Assessment Revenue
Bonds, Windmore Public Improvement District Improvement
Area 3 Project, Series 2025
5 .250 09/01/45 899,808
25,000 (c) Princeton, Texas, Special Assessment Revenue Bonds,
Brookside Public Improvement District Phase 2 & 3 Project,
Series 2021
2 .500 09/01/26 24,776
148,000 (c) Princeton, Texas, Special Assessment Revenue Bonds,
Brookside Public Improvement District Phase 2 & 3 Project,
Series 2021
3 .000 09/01/31 138,923
350,000 (c) Princeton, Texas, Special Assessment Revenue Bonds,
Brookside Public Improvement District Phase 2 & 3 Project,
Series 2021
3 .375 09/01/41 284,813
171,000 (c) Princeton, Texas, Special Assessment Revenue Bonds,
Eastridge Public Improvement District 1 Project, Series 2022
4 .250 09/01/27 171,639
400,000 (c) Princeton, Texas, Special Assessment Revenue Bonds,
Eastridge Public Improvement District 1 Project, Series 2022
4 .750 09/01/32 415,524
375,000 (c) Princeton, Texas, Special Assessment Revenue Bonds,
Eastridge Public Improvement District Improvement Area 2
Project, Series 2023
4 .500 09/01/30 381,028
564,000 Princeton, Texas, Special Assessment Revenue Bonds,
Eastridge Public Improvement District Improvement Area 3
Project, Series 2024
4 .250 09/01/31 573,175
750,000 Princeton, Texas, Special Assessment Revenue Bonds,
Eastridge Public Improvement District Improvement Area 3
Project, Series 2024
5 .000 09/01/44 743,116
340,000 (c) Princeton, Texas, Special Assessment Revenue Bonds,
Eastridge Public Improvement District Improvement Area 4
Project, Series 2025
4 .250 09/01/30 343,084
340,000 (c) Princeton, Texas, Special Assessment Revenue Bonds,
Eastridge Public Improvement District Improvement Area 4
Project, Series 2025
4 .600 09/01/35 350,135
600,000 (c) Princeton, Texas, Special Assessment Revenue Bonds,
Eastridge Public Improvement District Improvement Area 4
Project, Series 2025
5 .250 09/01/45 599,872

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 280,000 (c) Princeton, Texas, Special Assessment Revenue Bonds,
Eastridge Public Improvement District Improvement Area 4
Project, Series 2025
5 .375% 09/01/45 $ 281,793
1,000,000 (c) Princeton, Texas, Special Assessment Revenue Bonds,
Eastridge Public Improvement District Improvement Area 5
Project, Series 2025
4 .125 09/01/35 1,000,723
1,300,000 (c) Princeton, Texas, Special Assessment Revenue Bonds,
Eastridge Public Improvement District Improvement Area 5
Project, Series 2025
5 .250 09/01/45 1,299,723
2,350,000 (c) Princeton, Texas, Special Assessment Revenue Bonds, Sicily
Public Improvement District Improvement Area 1 Project,
Series 2023
7 .000 09/01/43 2,428,734
515,000 (c) Princeton, Texas, Special Assessment Revenue Bonds,
Southridge Public Improvement District Improvement Area 2
Project, Series 2024
4 .375 09/01/31 523,258
900,000 (c) Princeton, Texas, Special Assessment Revenue Bonds,
Southridge Public Improvement District Improvement Area 2
Project, Series 2024
5 .250 09/01/44 904,039
450,000 (c) Princeton, Texas, Special Assessment Revenue Bonds,
Westridge Public Improvement District Improvement Area 1
Project, Series 2025
4 .250 09/01/30 454,082
400,000 (c) Princeton, Texas, Special Assessment Revenue Bonds,
Westridge Public Improvement District Improvement Area 1
Project, Series 2025
4 .600 09/01/35 411,924
300,000 (c) Princeton, Texas, Special Assessment Revenue Bonds,
Westridge Public Improvement District Improvement Area 1
Project, Series 2025
5 .375 09/01/45 301,920
457,000 (c) Princeton, Texas, Special Assessment Revenue Bonds,
Whitewing Trails Public Improvement District 2 Phase 1 Project,
Series 2019
4 .000 09/01/29 453,348
310,000 (c) Princeton, Texas, Special Assessment Revenue Bonds,
Whitewing Trails Public Improvement District 2 Phase 2-6 Major
Improvement Project, Series 2019
5 .000 09/01/29 314,950
328,000 (c) Princeton, Texas, Special Assessment Revenue Bonds,
Winchester Crossing Public Improvement District 3 Project,
Series 2024
4 .375 09/01/31 329,746
47,000 (c) Princeton, Texas, Special Assessment Revenue Bonds,
Winchester Public Improvement District Phase 3 & 4 Project,
Series 2021
2 .375 09/01/26 46,541
215,000 (c) Princeton, Texas, Special Assessment Revenue Bonds,
Winchester Public Improvement District Phase 3 & 4 Project,
Series 2021
2 .875 09/01/31 197,610
550,000 (c) Princeton, Texas, Special Assessment Revenue Bonds,
Winchester Public Improvement District Phase 3 & 4 Project,
Series 2021
3 .250 09/01/41 440,217
212,000 (c) Providence Village, Denton County, Texas, Special Assessment
Revenue Bonds, Foree Ranch Public Improvement District
Improvement Area 1 Project Series 2024
4 .375 09/01/31 213,445
650,000 (c) Providence Village, Denton County, Texas, Special Assessment
Revenue Bonds, Foree Ranch Public Improvement District
Improvement Area 1 Project Series 2024
5 .000 09/01/44 640,949
330,000 (c) Providence Village, Denton County, Texas, Special Assessment
Revenue Bonds, Foree Ranch Public Improvement District
Improvement Area 2 Project Series 2025
4 .250 09/01/30 331,199
430,000 (c) Providence Village, Denton County, Texas, Special Assessment
Revenue Bonds, Foree Ranch Public Improvement District
Improvement Area 2 Project Series 2025
4 .500 09/01/35 430,927
500,000 (c) Providence Village, Denton County, Texas, Special Assessment
Revenue Bonds, Foree Ranch Public Improvement District
Improvement Area 2 Project Series 2025
5 .350 09/01/45 496,289
1,125,000 (f) Red River Health Facilities Development Corporation, Texas,
First Mortgage Revenue Bonds, Eden Home Inc., Series 2012
3 .000 06/15/23 568,125

Portfolio of Investments December 31, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 435,000 (c) Royse CIty, Rockwall County, Texas, Special Assessment
Revenue Bonds, Parkside Village Public improvement District
Project, Series 2019
3 .625% 09/15/29 $ 425,199
255,000 (c) Royse CIty, Rockwall County, Texas, Special Assessment
Revenue Bonds, Waterscape Public improvement District
Improvement Area 1 Phase 1B Project, Series 2019
3 .875 09/15/29 254,264
230,000 (c) Royse CIty, Rockwall County, Texas, Special Assessment
Revenue Bonds, Waterscape Public improvement District
Improvement Area 1 Project, Series 2017
4 .250 09/15/28 230,631
455,000 (c) Royse CIty, Rockwall County, Texas, Special Assessment
Revenue Bonds, Waterscape Public improvement District
Improvement Area 2 Project, Series 2019
4 .125 09/15/29 455,473
249,000 (c) Royse CIty, Rockwall County, Texas, Special Assessment
Revenue Bonds, Waterscape Public improvement District
Improvement Area 3 Project, Series 2022
4 .750 09/15/27 250,539
736,000 (c) Royse CIty, Rockwall County, Texas, Special Assessment
Revenue Bonds, Waterscape Public improvement District
Improvement Area 3 Project, Series 2022
5 .125 09/15/32 764,900
2,216,000 (c) Royse CIty, Rockwall County, Texas, Special Assessment
Revenue Bonds, Waterscape Public improvement District
Improvement Area 3 Project, Series 2022
5 .625 09/15/42 2,261,694
330,000 (c) Royse City, Rockwall County, Texas, Special Assessment
Revenue Bonds, Waterscape Publifc improvement District
Major Improvement Area Project, Series 2017
4 .750 09/15/28 332,564
225,000 (c) Royse CIty, Rockwall, Collin and Hunt Counties, Texas, Special
Assessment Revenue Bonds, Creekshaw Public Improvement
District Improvement Area 1 Project, Series 2020
3 .625 09/15/30 215,174
200,000 (c) Royse City, Rockwall, Collin and Hunt Counties, Texas, Special
Assessment Revenue Bonds, Creekshaw Public Improvement
District Improvement Area 2 Project, Series 2022
4 .875 09/15/27 201,521
300,000 (c) Royse City, Rockwall, Collin and Hunt Counties, Texas, Special
Assessment Revenue Bonds, Creekshaw Public Improvement
District Improvement Area 2 Project, Series 2022
5 .250 09/15/32 313,394
400,000 (c) Royse City, Rockwall, Collin and Hunt Counties, Texas,
Special Assessment Revenue Bonds, Liberty Crossing Public
Improvement District Improvement Area 2 Project, Series 2024
5 .375 09/15/44 400,052
450,000 SA Energy Acquisition Public Facilities Corporation, Texas, Gas
Supply Revenue Bonds, Series 2007
5 .500 08/01/27 463,789
660,000 (c) Sachse, Texas, Special Assessment Bonds, Sachse Public
Improvement District 1 Improvement Area 1 Project, Series
2022
5 .625 09/15/42 703,509
720,000 (c) Sachse, Texas, Special Assessment Bonds, Sachse Public
Improvement District 1 Improvement Areas 2-3 Project, Series
2022
6 .875 09/15/42 794,100
265,000 San Antonio Education Facilities Corporation, Texas, Higher
Education Revenue Bonds, Hallmark University Project, Series
2021A
5 .000 10/01/31 258,729
4,435,000 San Antonio, Texas, Airport System Revenue Bonds,
Improvement Series 2015, (AMT)
5 .000 07/01/45 4,435,257
1,040,000 (c) San Marcos City, Hays, Caldwell and Guadalupe Counties,
Texas, Special Assessment Revenue Bonds, San Marcos Trace
Public Improvement District Series 2019
5 .000 09/01/29 1,051,134
283,000 (c) San Marcos City, Hays, Caldwell and Guadalupe Counties,
Texas, Special Assessment Revenue Bonds, San Marcos Trace
Public Improvement District Series 2024
4 .875 09/01/30 285,021
186,000 (c) San Marcos, Hays, Caldwell and Guadalupe Counties, Texas,
Special Assessment Revenue Bonds, Whisper South Public
Improvement District, Series 2020
3 .750 09/01/27 184,050
500,000 (c) San Marcos, Hays, Caldwell and Guadalupe Counties, Texas,
Special Assessment Revenue Bonds, Whisper South Public
Improvement District, Series 2020
4 .000 09/01/32 486,902
149,000 (c) Santa Fe, Galveston County, Texas, Special Assessment
Revenue Bonds, Mulberry Farms Public Improvement District
Series 2022
4 .375 09/01/27 148,349

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 295,000 (c) Santa Fe, Galveston County, Texas, Special Assessment
Revenue Bonds, Mulberry Farms Public Improvement District
Series 2022
4 .625% 09/01/32 $ 293,431
700,000 (c) Seagoville, Dallas and Kaufman Counties, Texas, Special
Assessment Revenue Bonds, Stonehaven Public Improvement
District Improvement Area 1 Project and Improvement Area 2
Project, Series 2025
5 .750 09/15/45 716,750
1,965,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Retirement Facility Revenue Bonds,
Buckner Senior Living Ventana Project, Series 2017A
6 .000 11/15/27 1,999,757
3,095,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Retirement Facility Revenue Bonds,
Buckner Senior Living Ventana Project, Series 2017A
6 .750 11/15/47 3,116,849
944,991 (f) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Retirement Facility Revenue Bonds,
Northwest Senior Housing-Edgemere Project, Series 2015A
5 .000 11/15/25 94
2,983,000 (c) Terrell, Texas, Special Assessment Revenue Bonds, Arboretum
Estates Public Improvement District 6 Major Improvement Area
Project, Series 2025
5 .750 09/15/35 3,035,379
2,275,000 (d) Texas Municipal Gas Acquisition and Supply Corporation V,
Texas, Gas Supply Revenue Bonds, Series 2024, (Mandatory Put
1/01/34)
5 .000 01/01/55 2,456,762
5,000,000 Texas Municipal Gas Acquisition and Supply Corporation VI,
Gas Supply Revenue Bonds, Series 2025
5 .000 01/01/36 5,355,332
4,000,000 Texas Private Activity Bond Surface Transpiration Corporation,
Revenue Bonds, NTE Mobility Partners LLC North Tarrant
Express Managed Lanes Project, Senior Lien Series 2023,
(AMT)
5 .500 12/31/58 4,147,308
1,890,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .375 06/30/39 2,000,835
1,000,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .500 06/30/40 1,058,578
760,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .500 06/30/43 793,429
400,000 (c) Tomball Winfrey Estates Public Improvement District, Texas,
Special Assessment Revenue Bonds, Series 2025
4 .750 09/15/32 412,345
500,000 (c) Tomball Winfrey Estates Public Improvement District, Texas,
Special Assessment Revenue Bonds, Series 2025
5 .750 09/15/45 518,989
285,000 Town Of Hickory Creek, Denton County, Texas, Special
Assessment Revenue Bonds, Hickory Creek Public
Improvement District, Series 2018
5 .125 09/01/28 290,498
200,000 (c) Town of Lakewood Village, Texas, Lakewood Village Public
Improvement District Improvement District No. 1 Project
Special Assessment Revenue Bonds Series 2022
4 .375 09/15/27 199,884
500,000 (c) Town of Lakewood Village, Texas, Lakewood Village Public
Improvement District Improvement District No. 1 Project
Special Assessment Revenue Bonds Series 2022
4 .750 09/15/32 513,532
1,000,000 (c) Town of Lakewood Village, Texas, Lakewood Village Public
Improvement District Improvement District No. 1 Project
Special Assessment Revenue Bonds Series 2022
5 .250 09/15/42 1,018,317
490,000 (c) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Bella Fortuna Public Improvement
District, Series 2024
4 .500 09/01/31 496,875
845,000 (c) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Bella Fortuna Public Improvement
District, Series 2024
5 .375 09/01/44 860,501
212,000 (c) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Turner's Crossing Public
Improvement District Area1 Project, Series 2022
4 .375 09/01/27 212,633

Portfolio of Investments December 31, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 300,000 (c) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Turner's Crossing Public
Improvement District Area1 Project, Series 2022
4 .750% 09/01/32 $ 309,526
612,000 (c) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Turner's Crossing Public
Improvement District Area1 Project, Series 2025
4 .250 09/01/31 615,920
800,000 (c) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Turner's Crossing Public
Improvement District Area1 Project, Series 2025
5 .000 09/01/44 800,121
1,000,000 Trophy Club Public Improvement District No. 1, Texas, Special
Assessment Revenue Bonds, Town Of trophy Club, Refunding
Series 2025
5 .000 09/01/28 1,024,295
750,000 Trophy Club Public Improvement District No. 1, Texas, Special
Assessment Revenue Bonds, Town Of trophy Club, Refunding
Series 2025
5 .000 09/01/30 793,736
1,000,000 Trophy Club Public Improvement District No. 1, Texas, Special
Assessment Revenue Bonds, Town Of trophy Club, Refunding
Series 2025
5 .000 09/01/32 1,073,564
360,000 (c) Uhland, Hays and Caldwell Counties, Texas, Special
Assessment Revenue Bonds, Anderson Park Public
Improvement District Improvement Area 1 Project, Series 2022
4 .375 09/01/31 363,228
615,000 (c) Uhland, Hays and Caldwell Counties, Texas, Special
Assessment Revenue Bonds, Anderson Park Public
Improvement District Improvement Area 1 Project, Series 2022
5 .125 09/01/44 607,600
945,000 (c) Uhland, Hays and Caldwell Counties, Texas, Special
Assessment Revenue Bonds, Watermill Public Improvement
District, Series 2022
5 .875 09/01/32 997,465
425,000 Uptown Development Authority, Houston, Texas, Tax Increment
Contract Revenue Bonds, Infrastructure Improvement Facilities,
Refunding Series 2021
4 .000 09/01/32 423,723
755,000 Uptown Development Authority, Houston, Texas, Tax Increment
Contract Revenue Bonds, Infrastructure Improvement Facilities,
Refunding Series 2021
3 .000 09/01/34 688,708
1,645,000 Uptown Development Authority, Houston, Texas, Tax Increment
Contract Revenue Bonds, Infrastructure Improvement Facilities,
Series 2017A
5 .000 09/01/39 1,649,768
436,000 (c) Venus, Johnson County, Texas, Special Assessment Revenue
Bonds, Brahman Ranch Public Improvement District, Series
2022
5 .625 09/15/28 448,195
2,394,000 (c) Venus, Johnson County, Texas, Special Assessment Revenue
Bonds, Brahman Ranch Public Improvement District, Series
2022
6 .250 09/15/42 2,429,733
144,000 (c) Venus, Johnson County, Texas, Special Assessment Revenue
Bonds, Patriot Estates Public Improvement District, Series 2021
2 .625 09/15/26 142,564
250,000 (c) Venus, Johnson County, Texas, Special Assessment Revenue
Bonds, Patriot Estates Public Improvement District, Series 2021
3 .125 09/15/31 231,544
230,000 Vista Lago, Travis County, Texas, Special Assessment Revenue
Bonds, Tessera on Lake Travis Public Improvement District
Improvement Area #2 Project, Series 2018
4 .500 09/01/27 231,447
425,000 (c) Vista Lago, Travis County, Texas, Special Assessment Revenue
Bonds, Tessera on Lake Travis Public Improvement District
Improvement Area #3 Project, Series 2024
4 .750 09/01/30 429,839
1,220,000 (c) Vista Lago, Travis County, Texas, Special Assessment Revenue
Bonds, Tessera on Lake Travis Public Improvement District
Improvement Area #3 Project, Series 2024
5 .625 09/01/43 1,240,614
1,680,000 Westlake, Texas, Special Assessment Revenue Bonds, Solana
Public Improvement District, Series 2015
6 .125 09/01/35 1,680,346
1,805,000 Westlake, Texas, Special Assessment Revenue Bonds, Solana
Public Improvement District, Series 2015
6 .250 09/01/40 1,807,636
530,000 (c) Wharton, Wharton County, Texas, Special Assessment Revenue
Bonds, Wharton Public Improvement District 2 Phase 1 Project
& Phase 2 Project, Series 2025
4 .375 09/15/32 538,301

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 880,000 (c) Wharton, Wharton County, Texas, Special Assessment Revenue
Bonds, Wharton Public Improvement District 2 Phase 1 Project
& Phase 2 Project, Series 2025
5 .750% 09/15/45 $ 901,058
TOTAL TEXAS 697,687,541
UTAH - 1.1%
560,000 (c) Black Desert Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds Series 2021A
3 .250 03/01/31 534,621
1,835,000 (c) Black Desert Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds Series 2021A
3 .500 03/01/36 1,675,177
2,015,000 (c),(f) Box Elder County, Utah, Solid Waste Disposal Revenue Bonds,
Promontory Point Res, LLC, Senior Series 2017A, (AMT)
8 .000 12/01/39 1,942,407
3,919,000 Coral Junction Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2022A-1
6 .500 03/01/53 3,802,811
2,356,000 (c) Coral Junction Public Infrastructure District 1, Utah, Special
Assessment Bonds, Coral Junction Assessment Area, Series
2022A-2
5 .500 06/01/41 2,339,843
1,345,000 (c) Downtown East Streetcar Sewer Public Infrastructure District,
South Salt Lake, Salt Lake County, Utah, Limited Tax General
Obligation Bonds, Series 2022A
5 .750 03/01/42 1,359,204
924,718 (c) Firefly Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2024A-1
5 .625 12/01/43 938,647
2,375,000 (c) MIDA Mountain Veterans Program Public Infrastructure District,
Utah, Tax Allocation Revenue Bonds, Series 2024
5 .000 06/01/44 2,379,299
1,000,000 (c) MIDA Mountain Village Public Infrastructure District, Utah,
Subordinate Tax Allocation Revenue Bonds, Series 2024-2
5 .750 06/15/44 1,024,498
1,000,000 (c) MIDA Mountain Village Public Infrastructure District, Utah, Tax
Allocation Revenue Bonds, Series 2025-1
5 .250 06/01/45 1,005,351
500,000 (c) MIDA Mountain Village Public Infrastructure District, Utah,Tax
Allocation Revenue Convertible Capital Appreciation Bonds,
Series 2025-2
5 .000 06/01/35 385,596
2,000,000 (c) MIDA Mountain Village Public Infrastructure District, Utah,Tax
Allocation Revenue Convertible Capital Appreciation Bonds,
Series 2025-2
5 .750 06/01/43 1,486,917
1,730,000 Military Installation Development Authority, Utah, Tax
Allocation Revenue Bonds Series 2021A-2
4 .000 06/01/36 1,680,658
8,140,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2017A, (AMT)
5 .000 07/01/47 8,147,906
3,670,000 (c) Sienna Hills Public Infrastructure District No. 1 Limited Tax
General Obligation and Sales Tax Revenue Bonds, Utah, Series
2023A
6 .750 07/01/35 3,874,131
500,000 (c) South Salt Lake Redevelopment Agency, Utah, Tax Increment
Bonds, Series 2025
6 .250 04/15/46 504,815
2,565,000 TV Public Infrastructure District, Utah, Limited Tax and Tax
Differential Convertible Capital Appreciation Bonds, Series
2025
7 .500 03/01/40 1,795,802
4,750,000 TV Public Infrastructure District, Utah, Limited Tax and Tax
Differential Convertible Capital Appreciation Bonds, Series
2025
7 .750 03/01/45 3,256,366
1,360,000 (c) Utah Charter School Finance Authority, Charter School
Revenue Bonds, Leadership Learning Academy Project, Series
2019A
5 .000 06/15/29 1,386,399
2,115,000 (c) Utah Charter School Finance Authority, Charter School
Revenue Bonds, Leadership Learning Academy Project, Series
2019A
5 .000 06/15/34 2,142,405
475,000 (c) Utah Charter School Finance Authority, Charter School
Revenue Bonds, Mountain West Montessori Academy Project,
Series 2020A
5 .000 06/15/39 455,422
1,055,000 (c) Utah Charter School Finance Authority, Revenue Bonds,
Beehive Science & Technology Academy, Series 2021A
4 .000 10/15/31 1,008,805
2,325,000 (c) Utah Charter School Finance Authority, Revenue Bonds,
Beehive Science & Technology Academy, Series 2021A
4 .000 10/15/41 1,867,311
710,000 (c) Utah Charter School Finance Authority, Revenue Bonds,
Channing Hall Project, Refunding Series 2017A
4 .500 07/15/27 713,374

Portfolio of Investments December 31, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTAH (continued)
$ 5,430,000 (c) Utah Charter School Finance Authority, Revenue Bonds,
Channing Hall Project, Refunding Series 2017A
5 .250% 07/15/38 $ 5,463,932
1,130,000 (c) Utah Charter School Finance Authority, Revenue Bonds, Ronald
Eilson Reagan Academy Project, Refunding Series 2016A
5 .000 02/15/36 1,120,583
1,350,000 (c) Utah Charter School Finance Authority, Revenue Bonds,
Wallace Stegner Academy Project, Series 2019A
5 .000 06/15/39 1,322,074
11,160,000 (c) Verk Industrial Regional Public Infrastructure District, Utah, Tax
Differential Revenue Bonds, Series 2025
6 .625 09/01/47 11,769,625
TOTAL UTAH 65,383,979
VIRGIN ISLANDS - 1.0%
26,340,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/39 27,379,440
10,000,000 (i) Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchmanas Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
5 .000 02/01/38 9,884,953
5,000,000 (i) Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchmanas Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
5 .750 02/01/45 4,923,986
375,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2012A
5 .000 10/01/32 375,084
4,760,000 (c) Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Bond Anticipation Notes, Senior Series 2021A
6 .750 07/01/26 4,766,432
6,080,000 (c) Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Bond Anticipation Notes, Series 2024A
8 .000 07/01/26 6,124,820
420,000 (c) Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Refunding Series 2024B
10 .250 07/01/26 420,555
4,810,000 Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Series 2007B
5 .000 07/01/31 4,251,046
4,360,000 (c) West Indian Company Limited, Virgin Islands, Port Facilities
Revenue Bonds WICO Financing Series 2022, (AMT)
5 .875 10/01/32 4,260,075
1,000,000 (c) West Indian Company Limited, Virgin Islands, Port Facilities
Revenue Bonds WICO Financing Series 2022B, (AMT)
6 .250 10/01/42 1,008,571
TOTAL VIRGIN ISLANDS 63,394,962
VIRGINIA - 0.5%
270,000 Ballston Quarter Community Development Authority, Arlington
County, Virginia, Revenue Bonds, Series 2016A
5 .000 03/01/26 269,754
1,920,000 Ballston Quarter Community Development Authority, Arlington
County, Virginia, Revenue Bonds, Series 2016A
5 .125 03/01/31 1,890,401
2,730,000 (c),(f) Bristol Industrial Development Agency, Virginia, Revenue
Bonds, The Falls-Bristol Project, Series 2014B
2 .750 11/01/29 1,747,200
1,000,000 (c) Cherry Hill Community Development Authority, Virginia,
Special Assesment Bonds, Potomac Shores Project, Series 2015
5 .150 03/01/35 1,001,353
815,000 (c) Cutalong II Community Development Authority, Louisa County,
Virginia, Special Assessment Revenue Bonds, Cutalong II
Project, Series 2022
4 .000 03/01/32 803,225
3,332,000 (c) Cutalong II Community Development Authority, Louisa County,
Virginia, Special Assessment Revenue Bonds, Cutalong II
Project, Series 2022
4 .250 03/01/42 3,066,625
25,000 (c) Farms of New Kent Community Development Authority,
Virginia, Special Assessment Bonds, Refunding Series 2021A
3 .750 03/01/36 24,195
1,120,000 (c) Richmond Redevelopment and Housing Authority, Virginia,
Multi-Family Housing Revenue Bonds, American Tobacco
Apartments, Series 2017
5 .550 01/01/37 1,103,903
4,000,000 Virginia Beach Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Westminster Canterbury on
Chesapeake Bay, Series 2023B-1
6 .250 09/01/30 4,044,804
7,500,000 Virginia Beach Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Westminster Canterbury on
Chesapeake Bay, Series 2023B-2
5 .750 09/01/30 7,584,353
4,000,000 Virginia Beach Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Westminster Canterbury on
Chesapeake Bay, Series 2023B-3
5 .375 09/01/29 4,046,052

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA (continued)
$ 105,000 Virginia College Building Authority, Educational Facilities
Revenue Bonds, Regent University Project, Series 2021
4 .000% 06/01/46 $ 90,089
855,000 (c) Virginia Small Business Finance Authority, Tourism
Development Financing Program Revenue Bonds, Downtown
Norfolk and Virginia Beach Oceanfront Hotel Projects, Series
2018A
8 .500 04/01/28 871,226
100,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/47 96,738
1,500,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/52 1,438,552
2,045,000 (c),(d) Virginia Small Business Financing Authority, Solid Waste
Disposal Revenue Bonds, Covanta Project, Series 2018, (AMT),
(Mandatory Put 7/01/38)
5 .000 01/01/48 1,951,344
TOTAL VIRGINIA 30,029,814
WASHINGTON - 0.8%
570,000 Kitsap County Consolidated Housing Authority, Washington,
Pooled Tax Credit Housing Revenue Bonds, Series 2007, (AMT)
5 .500 06/01/27 569,985
1,500,000 Kitsap County Consolidated Housing Authority, Washington,
Pooled Tax Credit Housing Revenue Bonds, Series 2007, (AMT)
5 .600 06/01/37 1,450,890
10,000,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2017C, (AMT)
5 .250 05/01/42 10,113,861
805,000 Seattle Housing Authority, Washington, Revenue Bonds,
Newholly Phase I Project, Series 2016A
3 .550 10/01/46 718,563
2,000,000 Skagit County Public Hospital District 1, Washington, Revenue
Bonds, Skagit Valley Hospital, Refunding & Improvement Series
2016
5 .000 12/01/37 2,011,228
1,320,000 Tacoma Consolidated Local Improvement District 65,
Washington, Special Assessment Bonds, Series 2013
5 .750 04/01/43 1,318,301
1,130,000 (d) Washington Economic Development Finance Authority, Port
Revenue Bonds, Husky Terminal Improvement Project, Series
2025, (AMT), (Mandatory Put 12/01/30)
5 .875 12/01/45 1,135,570
3,250,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Series 2018
5 .000 07/01/48 3,234,785
125,000 (c) Washington State Housing Finance Commission, Non-Profit
Housing Revenue Bonds, Bayview Manor Senior Project,
Refunding Series 2016A
4 .000 07/01/26 124,940
10,000,000 Washington State Housing Finance Commission, Nonprofit
Housing Revenue Bonds, Horizon House Project, Refunding
Series 2025B-3
4 .375 01/01/33 10,046,936
2,000,000 (c) Washington State Housing Finance Commission, Non-
profit Housing Revenue Bonds, Presbyterian Retirement
Communities Northwest Proejct, Refunding Series 2016A
5 .000 01/01/31 2,017,323
2,910,000 (c) Washington State Housing Finance Commission, Nonprofit
Refunding Revenue Bonds, Wesley Homes at Lea Hill Project,
Series 2016
5 .000 07/01/31 2,916,111
2,000,000 (c) Washington State Housing Finance Commission, Nonprofit
Refunding Revenue Bonds, Wesley Homes at Lea Hill Project,
Series 2016
5 .000 07/01/36 2,000,346
9,815,000 (c) Washington State Housing Finance Commission, Nonprofit
Revenue Bonds, Provident Group SH II Properties LLC, Blakeley
& Laurel Villages Portfolio, Series 2025A - BAM Insured
5 .250 07/01/55 9,904,988
TOTAL WASHINGTON 47,563,827
WEST VIRGINIA - 0.3%
1,500,000 Glenville State College, West Virginia, Revenue Bonds,
Refunding & Improvement Series 2017
4 .500 06/01/32 1,457,113
2,500,000 Glenville State College, West Virginia, Revenue Bonds,
Refunding & Improvement Series 2017
5 .000 06/01/37 2,360,601
470,000 (c) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Refunding & Improvement
Series 2017A
4 .500 06/01/27 472,055

Portfolio of Investments December 31, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WEST VIRGINIA (continued)
$ 5,745,000 (c) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Refunding & Improvement
Series 2017A
5 .750% 06/01/43 $ 5,805,876
200,000 (c) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Refunding & Improvement
Series 2021A
4 .125 06/01/43 177,856
11,405,000 (c) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Subordinate Improvement
and Refunding Series 2023B
8 .000 06/01/53 2,541,496
1,500,000 Ohio County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, Fort Henry Economic Opportunity
Development District-the Highlands Project, Refunding &
Improvement Series 2025A
5 .250 06/01/45 1,596,961
495,000 (c) South Charleston, West Virginia, Special District Excise Tax
Revenue Improvement Bonds, South Charleston Park Place
Project, Series 2022A
4 .250 06/01/42 409,924
3,085,000 (c),(f) West Virginia Economic Development Authority, Dock and
Wharf Facilities Revenue Bonds, Empire Trimodal Terminal, LLC
Project, Series 2020
7 .625 12/01/40 1,542,500
1,625,000 (c),(d) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 3/27/35)
5 .450 01/01/55 1,730,943
1,720,000 (c),(d) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 5/15/32)
4 .625 04/15/55 1,742,439
1,000,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Cabell Huntington Hospital, Inc. Project, Refunding &
Improvement Series 2018A
5 .000 01/01/36 993,828
TOTAL WEST VIRGINIA 20,831,592
WISCONSIN - 7.6%
1,415,000 Elkhart Lake-Glenbeulah School District, Sheboygan County,
Wisconsin, General Obligation Bonds, Series 2025 - BAM
Insured
55 .000 03/01/26 1,533,681
2,570,000 Lac Courte Oreilles Band of Lake Superior Chippewa Indians,
Wisconsin, General Revenue Bonds, Refunding Series 2017
6 .750 06/01/32 2,584,566
1,000,000 Markesan School District, Columbia, Dodge, Fond Du Lac,
Green Lake and Marquette Counties, Wisconsin, General
Obligation Bonds, Promissory Notes Series 2025
55 .000 03/01/26 1,083,439
300,000 Milwaukee Redevelopment Authority, Wisconsin, Lease
Revenue Bonds, Public Schools, Series 2017
5 .000 11/15/31 304,739
190,000 Milwaukee Redevelopment Authority, Wisconsin, Lease
Revenue Bonds, Public Schools, Series 2017
5 .000 11/15/33 192,936
14,394,000 Public Finance Authority of Wisconsin, Capital Appreciation
Bonds, Texas Infrastructure Program, Capital Creek Ranch
Project, Revenue Anticipation Series 2025
0 .000 12/15/39 5,495,318
170,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Alamance Community School, Series 2021A
4 .250 06/15/31 167,924
3,360,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, American Preparatory Academy, Las Vegas 2 Project,
Series 2019A
5 .000 07/15/49 3,105,575
275,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Ascend Leadership Academy Project, Series 2021A
4 .250 06/15/31 263,802
895,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Ascend Leadership Academy Project, Series 2021A
5 .000 06/15/41 807,877
200,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Cherokee Classical Academy, Series 2025A
6 .000 06/15/35 207,061
325,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Cherokee Classical Academy, Series 2025A
6 .500 06/15/45 323,889
400,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Coral Academy of Science, Reno, Series 2021A
4 .000 06/01/36 363,777

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 35,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Cornerstone Charter Academy, North Carolina, Series
2016A
4 .250% 02/01/26 $ 35,000
605,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School Bonds, North Carolina,
Series 2019A
4 .000 06/15/29 587,000
390,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School Bonds, North Carolina,
Series 2019A
5 .000 06/15/39 365,430
1,540,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School, North Carolina, Series
2017A
4 .250 06/15/29 1,506,741
2,225,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Discovery Charter School Project, Series 2022A
6 .500 06/01/42 2,230,036
1,365,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Discovery Charter School Project, Series 2022A
6 .500 06/01/47 1,317,917
995,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Discovery Charter School Project, Series 2022A
6 .625 06/01/52 955,961
525,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Discovery Charter School Project, Series 2022A
6 .750 06/01/62 503,296
145,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Envision Science Academy Project, Series 2016A
4 .125 05/01/26 144,623
965,000 Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Explore Knowledge Foundation Las Vegas Project,
Series 2012A
5 .750 07/15/32 965,813
700,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Foundation Academy Charter School Project, Series
2024
5 .000 07/01/35 736,082
1,800,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Foundation Academy Charter School Project, Series
2024
4 .750 07/01/45 1,644,804
250,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Founders Academy of Las Vegas, Series 2023A
5 .750 07/01/33 264,973
325,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Founders Academy of Las Vegas, Series 2023A
6 .375 07/01/43 338,754
650,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Freedom Classical Academy Inc., Series 2020A
5 .000 01/01/31 656,703
745,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Guilford Preparatory Academy, North Carolina, Taxable
Series 2022A
4 .375 04/01/32 731,505
3,780,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Mallard Creek STEM Academy, North Carolina, Series
2019
5 .125 06/15/39 3,780,118
290,000 (c),(g) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A, (ETM)
4 .100 06/15/26 291,125
580,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A
4 .100 06/15/26 578,097
2,760,000 (c),(g) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A, (Pre-refunded 6/15/26)
5 .000 06/15/36 2,781,776
6,330,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A
5 .000 06/15/36 5,867,468
230,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Quality Education Academy Project, Series 2023A
5 .250 07/15/33 244,430
460,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Quality Education Academy Project, Series 2023A
6 .000 07/15/43 478,364
1,800,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Uwharrie Charter Academy, North Carolina, Series
2017A
4 .500 06/15/29 1,812,868

Portfolio of Investments December 31, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 510,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Uwharrie Charter Academy, North Carolina, Series
2022A
4 .500% 06/15/32 $ 523,495
1,310,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Uwharrie Charter Academy, North Carolina, Series
2022A
5 .000 06/15/42 1,309,248
1,935,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Vegas Vista Academy, Series 2024A
6 .500 06/01/39 1,899,127
670,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Vegas Vista Academy, Taxable Series 2024B
8 .000 06/01/32 681,858
6,000,000 (c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2025
6 .000 01/01/45 6,003,630
3,390,000 (c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2025
6 .150 01/01/55 3,392,839
1,450,000 (c) Public Finance Authority of Wisconsin, Contract Revenue
Bonds, Mercer Crossing Public Improvement District Project,
Series 2017
6 .750 03/01/27 1,486,161
2,500,000 (c) Public Finance Authority of Wisconsin, Contract Revenue
Bonds, Mercer Crossing Public Improvement District Project,
Series 2017
7 .000 03/01/47 2,538,441
1,725,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Corvian Community School, North Carolina Series
2023A
5 .875 06/15/38 1,750,999
790,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Mater Academy of Nevada, - East Las Vegas Campus
Project, Series 2024A
5 .000 12/15/34 821,865
700,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Mater Academy of Nevada, - East Las Vegas Campus
Project, Series 2024A
5 .000 12/15/39 707,694
270,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Mater Academy of Nevada, - East Las Vegas Campus
Project, Series 2024A
5 .000 12/15/44 258,167
175,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, North Carolina Leadership Academy, Series 2019A
4 .000 06/15/29 173,621
440,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, North Carolina Leadership Academy, Series 2019A
5 .000 06/15/39 438,046
1,000,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Pinecrest Academy of Nevada, Sloan Canyon Campus
Project, Refunding Series 2024A
4 .000 07/15/34 991,702
750,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Pinecrest Academy of Nevada, Sloan Canyon Campus
Project, Refunding Series 2024A
4 .000 07/15/39 709,015
800,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Pinecrest Academy of Nevada, Sloan Canyon Campus
Project, Refunding Series 2024A
4 .500 07/15/49 705,495
500,000 Public Finance Authority of Wisconsin, Education Revenue
Bonds, Shining Rock Classical Academy, Series 2022A
5 .625 06/15/37 486,838
750,000 Public Finance Authority of Wisconsin, Education Revenue
Bonds, Shining Rock Classical Academy, Series 2022A
5 .875 06/15/42 705,557
185,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, The Capitol Encore Academy, Series 2019A
4 .750 06/01/29 184,156
970,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, The Franklin School of Innovation, Series 2022A
5 .000 01/01/42 887,687
44,970,000 (c) Public Finance Authority of Wisconsin, Educational Facilities
Revenue Bonds, Lindenwood Education system, Series 2025A
5 .500 06/01/35 48,575,043
100,000 (c) Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, LEAD Academy Project, Series 2016A
4 .250 08/01/26 98,838
2,000,000 Public Finance Authority of Wisconsin, Exempt Facilities
Revenue Bonds, National Gypsum Company Project, Refunding
Series 2016, (AMT)
4 .000 08/01/35 1,949,900

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 35,520,000 (c),(f) Public Finance Authority of Wisconsin, Limited Obligation
Grant Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017A
6 .250% 08/01/27 $ 28,416,000
725,000 (c),(f) Public Finance Authority of Wisconsin, Limited Obligation
Grant Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017A
6 .750 08/01/31 558,250
30,370,000 (c) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
5 .000 12/01/27 24,296,000
45,645,000 (c) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
6 .500 12/01/37 36,516,000
31,415,000 (c) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
6 .750 12/01/42 25,132,000
13,500,000 (c) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
7 .000 12/01/50 10,800,000
9,770,000 (c) Public Finance Authority of Wisconsin, Multifamily Housing
Revenue Bonds, Promenade Apartments Project, Series 2024
6 .250 02/01/39 9,955,262
1,790,000 (c) Public Finance Authority of Wisconsin, Project Revenue Bonds,
Irving Convention Center Hotel Project, First Tier Series
2017A-2
7 .000 01/01/50 1,903,696
2,994,427 (c) Public Finance Authority of Wisconsin, Revenue Anticipation
Bonds, Texas Infrastructure Authority Program, Astro Texas
Land Projects, Refunding & Improvement Series 2025
5 .000 12/15/36 2,969,008
11,158,000 (c) Public Finance Authority of Wisconsin, Revenue Anticipation
Capital Appreciation Bonds, Texas Infrastructure Authority
Program, Willow Springs Projects, Serie 2025
0 .000 12/15/39 4,347,649
1,700,000 (c),(f) Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Proton Therapy Center, Senior Series 2017A
6 .250 10/01/31 170,000
1,000,000 (c),(f) Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Proton Therapy Center, Senior Series 2017B
8 .500 10/01/47 10
11,630,000 (c),(f) Public Finance Authority of Wisconsin, Revenue Bonds, Procure
Proton Therapy Center, Senior Series 2018A
6 .625 07/01/28 8,141,000
2,155,000 (c) Public Finance Authority of Wisconsin, Revenue Bonds,
Revolution Academy, Refunding Series 2023A
5 .000 10/01/33 2,254,730
1,820,000 (c) Public Finance Authority of Wisconsin, Revenue Bonds,
Revolution Academy, Refunding Series 2023A
5 .750 10/01/43 1,853,698
30,000 (c),(g) Public Finance Authority of Wisconsin, Revenue Bonds,
Roseman University of Health Sciences, Series 2020, (ETM)
5 .000 04/01/30 31,464
10,000,000 (c) Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone CCRC Project, Series 2021A
4 .000 06/01/56 7,029,413
9,630,000 Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone Retirement Community, Series 2023A
4 .000 06/01/36 8,941,936
16,025,000 Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone Retirement Community, Series 2023A
5 .000 06/01/37 16,328,799
1,130,000 Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone Retirement Community, Series 2023A
4 .000 06/01/41 955,695
2,755,000 Public Finance Authority of Wisconsin, Revenue Bonds, Sky
Harbour LLC Obligated Group Aviation Facilities Project, Series
2021, (AMT)
4 .000 07/01/36 2,704,323
1,500,000 Public Finance Authority of Wisconsin, Revenue Bonds, Sky
Harbour LLC Obligated Group Aviation Facilities Project, Series
2021, (AMT)
4 .000 07/01/41 1,371,093
1,625,000 Public Finance Authority of Wisconsin, Revenue Bonds, Sky
Harbour LLC Obligated Group Aviation Facilities Project, Series
2021, (AMT)
4 .250 07/01/54 1,339,078
1,935,000 Public Finance Authority of Wisconsin, Revenue Bonds, Triad
Educational Services, Inc. Math & Science Academy, Series
2025
4 .000 06/15/30 1,944,613
2,245,000 Public Finance Authority of Wisconsin, Revenue Bonds, Triad
Educational Services, Inc. Math & Science Academy, Series
2025
5 .000 06/15/35 2,385,955

Portfolio of Investments December 31, 2025
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 2,420,000 (c) Public Finance Authority of Wisconsin, Revenue Bonds, Viticus
Group Project, Series 2022A
4 .000% 12/01/31 $ 2,375,582
545,000 (c) Public Finance Authority of Wisconsin, Revenue Bonds, Viticus
Group Project, Series 2025A
5 .250 12/01/35 555,106
825,000 (c) Public Finance Authority of Wisconsin, Revenue Bonds, Viticus
Group Project, Series 2025A
6 .250 12/01/45 838,716
25,435,000 (c),(f) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6 .125 01/01/33 11,445,750
8,455,000 (c),(f) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6 .250 01/01/38 3,804,750
2,795,000 (c),(f) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6 .375 01/01/48 1,257,750
735,000 (a),(f) Public Finance Authority of Wisconsin, Wisconsin Revenue
Note, KDC Agribusiness LLC Project, Series 2022B
15 .000 12/31/26 74
9,245,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue
Bonds, Celanese Project, Refunding Series 2016C
4 .300 11/01/30 9,244,190
285,000 (c) Public Finance Authority, Wisconsin, Revenue Bonds, Ocean
Academy Charter School, Series 2021
4 .000 10/15/31 275,870
570,000 (c) Public Finance Authority, Wisconsin, Revenue Bonds, Ocean
Academy Charter School, Series 2021
5 .000 10/15/41 537,961
1,000,000 Public Finance Authority, Wisconsin, Revenue Bonds, Texas
Biomedical Research Institute Project, Series 2021A
3 .000 06/01/48 689,343
17,930,000 (c) Public Finance Authority, Wisconsin, Revenue Bonds, Vonore
Fiber Products Sustainable Packaging Project, Taxable Green
Series 2019
7 .500 06/01/29 17,492,974
3,800,000 (c) Public Finance Authority, Wisconsin, Tax Increment Revenue
Bonds,  Legacy Rochester Hills Project-Rochester Hills,
Michigan, Series 2025
5 .250 06/01/34 3,907,616
32,895,000 (c) Public Finance Authority, Wisconsin, Tax Increment Revenue
Senior Bonds, World Center Project Series 2024A
5 .000 06/01/41 33,446,274
4,600,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5 .750 06/30/60 4,750,497
11,550,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5 .750 12/31/65 11,901,821
4,000,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
6 .500 12/31/65 4,380,480
1,750,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Bellin Memorial Hospital Incorporated Series 2022A
5 .500 12/01/52 1,871,507
1,285,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Bellin Memorial Hospital Incorporated Series 2022B
5 .250 12/01/48 1,363,136
875,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Hmong American Peace Academy, Series 2020
5 .000 03/15/50 864,608
1,000,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2017C
5 .000 02/15/47 1,002,189
2,130,000 (c) Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Rocket Education Obligated Group, Series 2017C
5 .250 06/01/40 2,114,776
235,000 (f) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, American Baptist Homes of the
Midwest Obligated Group, Refunding Series 2017
4 .375 08/01/27 209,150
4,425,000 (f) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, American Baptist Homes of the
Midwest Obligated Group, Refunding Series 2017
5 .000 08/01/27 3,938,250
4,015,000 (f) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, American Baptist Homes of the
Midwest Obligated Group, Refunding Series 2017
5 .000 08/01/32 3,110,678
1,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Clement Manor, Inc., Series 2019
4 .250 08/01/34 1,003,606
2,300,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Clement Manor, Inc., Series 2019
4 .500 08/01/39 2,290,752
1,180,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Hope Christian Schools Obligated
Group, Series 2021
3 .000 12/01/31 1,027,047

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 2,550,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Hope Christian Schools Obligated
Group, Series 2021
4 .000% 12/01/41 $ 1,963,982
6,250,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Hospital Sisters Services, Inc.,
Series 2025A
5 .000 08/15/48 6,512,221
3,000,000 (d),(g) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Marshfield Clinic Health System,
Inc., Series 2020B-2, (Pre-refunded 8/15/26), (Mandatory Put
2/15/27)
5 .000 02/15/51 3,045,502
485,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Mile Bluff Medical Center, Inc.,
Series 2014
5 .000 05/01/26 484,170
1,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Mile Bluff Medical Center, Inc.,
Series 2014
5 .125 05/01/29 999,945
490,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, PHW Oconomowoc, Inc. Project,
Series 2018
4 .150 10/01/29 485,949
2,700,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc.,
Series 2019A
5 .000 07/01/49 2,706,416
1,600,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Three Pillars Senior Living
Communities, Series 2024B-1
4 .400 08/15/29 1,600,258
2,500,000 (c) Wisconsin Housing and Economic Development Authority,
Multifamily Housing Bonds, Meadow Village Project Series
2020A
5 .000 07/01/37 2,337,866
TOTAL WISCONSIN 468,715,324
TOTAL MUNICIPAL BONDS
(Cost $6,258,654,926) 6,039,019,639
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
1153689 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% 1153689
CAPITAL GOODS - 0.0%
1,029,408 (a),(f) KDC Agribusiness Fairless Hills LLC 12 .000 09/17/26 103
TOTAL CAPITAL GOODS 103
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
690,000 (a),(c) Buckingham Senior Living Community Inc 12 .000 03/31/26 690,000
1,940,593 (a) Jackson Hospital 13 .000 04/30/26 194,059
2,695,268 (a) Jackson Hospital, Inc. and Jackson Hospital Financing, LLC 13 .000 04/30/26 269,527
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,153,586
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $6,320,637) 1,153,689
SHARES DESCRIPTION VALUE
1,332 WARRANTS - 0.0% 1,332
TRANSPORTATION - 0.0%
133,200 (a),(b) BL TRAIN HOLDINGS WEST LLC 1,332
TOTAL TRANSPORTATION 1,332
TOTAL WARRANTS
(Cost $0) 1,332
TOTAL LONG-TERM INVESTMENTS
(Cost $6,315,262,346) 6,088,636,265
FLOATING RATE OBLIGATIONS - (3.3)% (201,550,000)
OTHER ASSETS & LIABILITIES, NET -  4.3% 264,772,268
NET ASSETS - 100% $ 6,151,858,533
AMT Alternative Minimum Tax
ETF Exchange-Traded Fund
ETM Escrowed to maturity

Portfolio of Investments December 31, 2025
(continued)
Short Duration High Yield

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
LIBOR London Inter-Bank Offered Rate
M Month
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SOFR Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
(a) For fair value measurement disclosure purposes, investment classified as Level 3.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $2,533,194,233 or 41.6% of Total Investments.
(d) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(e) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(f) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(g) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(h) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(i) When-issued or delayed delivery security.
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note (3,194) 3/26 $ (361,345,742) $ (359,125,375) $ 2,220,367
U.S. Treasury 5-Year Note (1,137) 3/26 (124,668,043) (124,279,430) 388,613
Total $(486,013,785) $(483,404,805) $2,608,980

Short Duration High Yield
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ – $ – $ 2 $ 2
Corporate Bonds – 8,161,603 – 8,161,603
Exchange-Traded Funds 40,300,000 – – 40,300,000
Municipal Bonds – 6,039,017,927 1,712 6,039,019,639
Variable Rate Senior Loan Interests – – 1,153,689 1,153,689
Warrants – – 1,332 1,332
Investments in Derivatives:
Futures Contracts* 2,608,980 – – 2,608,980
Total $ 42,908,980 $ 6,047,179,530 $ 1,156,735 $ 6,091,245,245
* Represents net unrealized appreciation (depreciation).

Portfolio of Investments December 31, 2025
Strategic Municipal Opportunities
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.7%
0 COMMON STOCKS - 0.0% 0
MATERIALS - 0.0%
15 (a),(b) Palouse Fiber Holdings LLC $ 0
TOTAL MATERIALS 0
TOTAL COMMON STOCKS
(Cost $2,250) 0
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
5046580 CORPORATE BONDS - 0.5% 5046580
HEALTH CARE EQUIPMENT & SERVICES - 0.4%
$ 2,750,000 Care New England Health System 5 .500% 09/01/26 2,746,978
2,000,000 Toledo Hospital/The 6 .015 11/15/48 1,927,514
TOTAL HEALTH CARE EQUIPMENT & SERVICES 4,674,492
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
477,476 (c) Benloch Ranch Improvement Association No 12022 2022 9 .750 12/01/39 372,088
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 372,088
TOTAL CORPORATE BONDS
(Cost $4,570,652) 5,046,580
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
1095893831 MUNICIPAL BONDS - 98.2% 1095893831
ALABAMA - 4.5%
600,000 Alabama State University, General Tuition and Fee Revenue
Bonds, Series 2025
5 .500 09/01/45 651,406
660,000 Alabama State University, General Tuition and Fee Revenue
Bonds, Series 2025
5 .750 09/01/50 718,380
710,000 (c),(d) Baldwin County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, Novelis Corporation
Project, Series 2025B, (AMT), (Mandatory Put 6/01/32)
4 .625 06/01/55 713,516
1,500,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special
Tax Bonds, Series 2018A
4 .000 07/01/38 1,508,757
1,500,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special
Tax Bonds, Series 2018A
4 .000 07/01/43 1,428,152
5,000,000 (d) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2023A, (Mandatory Put 10/01/30)
5 .250 01/01/54 5,370,397
10,250,000 (d) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025A, (Mandatory Put 5/01/32)
5 .250 05/01/56 10,585,584
4,280,000 (d) Hoover Industrial Development Board, Alabama,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Proejcet, Green Series 2020, (AMT),
(Mandatory Put 11/01/30)
6 .375 11/01/50 4,700,509
1,000,000 Hoover Industrial Development Board, Alabama,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Proejcet, Series 2019, (AMT)
5 .750 10/01/49 1,008,028
2,600,000 Mobile County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC
Project, Series 2024A, (AMT)
5 .000 06/01/54 2,485,999
2,025,000 Mobile County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC
Project, Series 2024B, (AMT)
4 .750 12/01/54 1,861,076
220,000 Mobile Spring Hill College Educational Building Authority,
Alabama, Revenue Bonds, Spring Hill College Project, Series
2015
5 .875 04/15/45 154,635
8,000,000 Southeast Energy Authority, Alabama, A Cooperative District
Energy Supply Revenue Bonds Series 2024A
5 .000 11/01/35 8,500,822
10,000,000 (d) Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 4, Series 2022B-1, (Mandatory Put
8/01/28)
5 .000 05/01/53 10,353,164

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ALABAMA (continued)
$ 500,000 UAB Medicine Finance Authority, Alabama, Revenue Bonds,
Series 2017B-2
5 .000% 09/01/41 $ 506,548
TOTAL ALABAMA 50,546,973
ARIZONA - 2.7%
810,000 (c) Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in
Meridian, Ada County, Idaho, Series 2020
5 .000 06/01/31 821,776
210,000 (c) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Academies of Math & Science Projects, Series
2019
5 .000 07/01/54 188,817
1,240,000 (c) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Heritage Academy - Gateway and Laveen
Pojects, Series 2021B
5 .000 07/01/51 1,068,144
8,000,000 (c) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Heritage Academy - Gateway and Laveen
Pojects, Taxable Series 2021A
5 .000 07/01/51 6,872,806
5,660,000 (c) Arizona Industrial Development Authority, Arizona, Hotel
Revenue Bonds, Provident Group Falcon Properties LLC,
Project, Senior Series 2022A-1
4 .000 12/01/51 3,452,600
1,625,000 (c) Arizona Industrial Development Authority, Development First
Lien Revenue Bonds, Montanero Project, Alternative Minimum
Tax Series 2025, (AMT)
6 .750 12/01/55 1,664,217
13,465,000 (d) Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2007, (AMT), (Mandatory Put 6/15/28)
4 .100 12/01/37 13,567,113
400,000 (c) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Taxable Series 2019B
5 .000 07/01/39 407,243
1,000,000 (c) Maricopa County Industrial Development Authority, Arizona,
Educational Facilities Revenue Bonds, Ottawa University
Projects, Series 2020
5 .250 10/01/40 875,155
1,250,000 Maricopa County Pollution Control Corporation, Arizona,
Pollution Control Revenue Bonds, El Paso Electric Company
Palo Verde Project, Refunding Series 2012A
4 .500 08/01/42 1,250,002
100,000 (e) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
5 .250 07/01/36 80,000
25,000 Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, The Paideia Academies
Project, 2019
5 .125 07/01/39 23,726
TOTAL ARIZONA 30,271,599
ARKANSAS - 0.8%
7,000,000 (c) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2022, (AMT)
5 .450 09/01/52 7,007,054
1,430,000 (c) Arkansas Development Finance Authority, Industrial
Development Revenue Bonds, Big River Steel Project, Series
2019, (AMT)
4 .500 09/01/49 1,390,342
1,000,000 Arkansas Development Finance Authority, Revenue Bonds,
Baptist Memorial Health Care, Refunding Series 2020B-1
5 .000 09/01/37 1,035,485
TOTAL ARKANSAS 9,432,881
CALIFORNIA - 13.4%
100,000 Alameda County Fire Department, California, General
Obligation Bonds, Series 2025
5 .000 06/01/43 111,216
120,000 Alameda County Fire Department, California, General
Obligation Bonds, Series 2025
5 .000 06/01/44 132,342
1,515,000 Alameda County Fire Department, California, General
Obligation Bonds, Series 2025
5 .000 06/01/50 1,621,123
1,965,000 (d) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2023C,
(Mandatory Put 10/01/31)
5 .250 01/01/54 2,088,810

Portfolio of Investments December 31, 2025
(continued)
Strategic Municipal Opportunities

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 2,160,000 (d) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2023E,
(Mandatory Put 9/01/32)
5 .000% 02/01/55 $ 2,318,813
7,445,000 (d) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2023G,
(Mandatory Put 4/01/30)
5 .250 11/01/54 7,911,496
4,000,000 (d) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024B,
(Mandatory Put 12/01/32)
5 .000 01/01/55 4,171,418
2,985,000 (d) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024D,
(Mandatory Put 9/01/32)
5 .000 02/01/55 3,241,973
7,940,000 (d) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024G,
(Mandatory Put 8/01/32)
5 .000 11/01/55 8,266,044
7,500,000 (d) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025D,
(Mandatory Put 7/01/34)
5 .000 10/01/55 7,782,054
3,815,000 (c) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Creekwood, Series 2021A
4 .000 02/01/56 2,540,813
4,000,000 California Health Facilities Financing Authority, Revenue Bonds,
Adventist Health System/West, Series 2024A
5 .250 12/01/42 4,294,921
2,910,000 California Health Facilities Financing Authority, Revenue Bonds,
Adventist Health System/West, Series 2025A
5 .000 12/01/32 3,233,010
395,000 California Health Facilities Financing Authority, Revenue Bonds,
Adventist Health System/West, Series 2025A
5 .000 12/01/35 448,734
3,015,000 (d) California Infrastructure and Economic Development Bank,
Revenue Bonds, Brightline West Passenger Rail Project, Green
Series 2025B, (AMT), (Mandatory Put 11/02/26)
12 .000 01/01/65 2,231,100
100,000 (c) California Municipal Finance Authority,  Revenue Bonds,
Creative Center of Los Altos Project Pinewood & Oakwood
Schools, Series 2016B
4 .000 11/01/36 98,641
5,215,000 California Municipal Finance Authority, Federal Lease Revenue
Bonds, VA Oceanside Health Care Center Project, Taxable
Series 2021
3 .637 07/01/30 4,766,593
600,000 (c) California Municipal Finance Authority, Revenue Bonds,
California Baptist University, Refunding Series 2025A
5 .125 11/01/40 626,342
6,785,000 (c) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside
LP Desalination Project, Series 2012, (AMT)
5 .000 07/01/30 6,830,126
1,000,000 (c) California Public Finance Authority, Charter School Lease
Revenue Bonds, California Crosspoint Academy Project, Series
2020A
5 .125 07/01/55 857,423
400,000 (c) California Public Finance Authority, Charter School Lease
Revenue Bonds, Laverne Elementary Preparatory Academy
Project, Series 2019A
5 .000 06/15/49 370,355
470,000 (c) California Public Finance Authority, Senior Living Revenue
Bonds, Enso Village, Refunding Green Series 2021A
5 .000 11/15/46 430,603
2,550,000 California Public Finance Authority, Senior Living Revenue
Bonds, The James, Senior Series 2024A
6 .500 06/01/54 2,497,775
1,000,000 California Public Finance Authority, Senior Living Revenue
Bonds, The James, Senior Series 2024A
6 .375 06/01/59 955,908
300,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education Obligated Group, Series 2016A
5 .000 06/01/31 295,910
745,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Scholarship Prep Public Schools Obligated Group,
Series 2020A
5 .000 06/01/60 628,833
890,000 California State Public Works Board, Lease Revenue Bonds,
Various Capital Projects, Series 2025C
5 .000 11/01/46 961,690
2,120,000 California State Public Works Board, Lease Revenue Bonds,
Various Capital Projects, Series 2025C
5 .000 11/01/47 2,272,664
1,655,000 California State Public Works Board, Lease Revenue Bonds,
Various Capital Projects, Series 2025C
5 .000 11/01/50 1,757,174

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 960,000 California State, General Obligation Bonds, Various Purpose
Refunding Series 2025
5 .000% 08/01/45 $ 1,045,859
815,000 California State, General Obligation Bonds, Various Purpose
Series 2025
5 .000 08/01/39 945,872
1,345,000 California State, General Obligation Bonds, Various Purpose
Series 2025
5 .000 08/01/42 1,509,130
1,235,000 California State, General Obligation Bonds, Various Purpose
Series 2025
5 .000 08/01/43 1,369,243
1,250,000 California State, General Obligation Bonds, Various Purpose
Series 2025
5 .000 08/01/44 1,374,108
1,000,000 California State, General Obligation Bonds, Various Purpose
Series 2025
5 .000 08/01/45 1,089,436
1,225,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/41 1,227,984
3,000,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .250 12/01/56 3,002,438
6,180,000 (c) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Center City Anaheim, Series
2020A
5 .000 01/01/54 5,612,962
1,500,000 Fontana Public Facilities Financing Authority, California, Lease
Revenue Bonds, Series 2025A
5 .000 11/01/42 1,695,026
1,200,000 Fontana Public Facilities Financing Authority, California, Lease
Revenue Bonds, Series 2025A
5 .000 11/01/45 1,309,605
1,000,000 Fontana Public Facilities Financing Authority, California, Lease
Revenue Bonds, Series 2025A
5 .000 11/01/50 1,060,910
110,000 Los Angeles County Public Works Financing Authority,
California, Lease Revenue Bonds, Series 2025J
5 .000 12/01/40 127,137
780,000 Los Angeles Department of Water and Power, California, Water
System Revenue Bonds, Series 2025C
5 .000 07/01/43 840,158
730,000 Los Angeles Department of Water and Power, California, Water
System Revenue Bonds, Series 2025C
5 .000 07/01/45 771,058
975,000 Los Angeles Department of Water and Power, California, Water
System Revenue Bonds, Series 2025C
5 .000 07/01/49 1,018,219
2,615,000 Los Angeles Municipal Improvement Corporation, California,
Lease Revenue Bonds, Convention Center, Series 2025A
5 .000 05/01/45 2,809,355
3,140,000 Los Angeles Municipal Improvement Corporation, California,
Lease Revenue Bonds, Convention Center, Series 2025A
5 .000 05/01/46 3,346,445
3,140,000 Los Angeles Municipal Improvement Corporation, California,
Lease Revenue Bonds, Convention Center, Series 2025A
5 .000 05/01/47 3,330,205
3,270,000 Los Angeles Municipal Improvement Corporation, California,
Lease Revenue Bonds, Convention Center, Series 2025A
5 .250 05/01/50 3,481,291
2,500,000 Los Angeles Unified School District, Los Angeles County,
California, General Obligation Bonds, Series 2024QRR
5 .250 07/01/49 2,707,995
675,000 Modesto, California, Wastewater Revenue Bonds, Series 2025 5 .000 11/01/50 721,155
1,125,000 Oakland, California, General Obligation Bonds, Measure U
Series 2025B-1
5 .000 07/15/50 1,178,402
585,000 Oakland, California, General Obligation Bonds, Refunding
Series 2025
5 .000 07/15/38 675,826
5,465,000 Pasadena Unified School District, Los Angeles County,
California, General Obligation Bonds, 2020 Election Series
2025D
5 .250 08/01/50 5,947,181
2,500,000 Peralta Community College District, Alameda County,
California, General Obligation, Election of 2018 , Series
2025C-1
5 .000 08/01/50 2,665,414
1,900,000 Peralta Community College District, Alameda County,
California, General Obligation, Election of 2018 , Series
2025C-1
5 .000 08/01/54 2,019,325
575,000 Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0 .000 08/01/41 297,132
585,000 Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0 .000 08/01/42 282,487

Portfolio of Investments December 31, 2025
(continued)
Strategic Municipal Opportunities

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 1,060,000 Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0 .000% 08/01/48 $ 355,133
965,000 Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0 .000 08/01/50 288,870
1,265,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area
1, Subordinate Series 2022B-2
5 .000 09/01/42 1,295,858
2,080,000 Sacramento City Unified School District, Sacramento County,
California, General Obligation Bonds, Election of 2020
Measure H Series 2025C
5 .000 08/01/50 2,187,923
3,210,000 Sacramento City Unified School District, Sacramento County,
California, General Obligation Bonds, Election of 2024
Measure D Series 2025A
5 .000 08/01/50 3,376,554
3,660,000 San Francisco City and County Public Utilities Commission,
California, Wastewater Revenue Bonds, Series 2013B
4 .000 10/01/42 3,598,295
1,275,000 San Francisco City and County, California, Multifamily Housing
Revenue Bonds, Sunnydale Hope SF Block 9, Series 2025B-1
5 .000 02/01/46 1,325,667
1,340,000 (d) San Francisco City and County, California, Multifamily Housing
Revenue Bonds, Sunnydale Hope SF Block 9, Series 2025B-2,
(Mandatory Put 8/01/28)
3 .350 08/01/29 1,354,948
750,000 San Francisco Community College District, California, General
Obligation Bonds, Taxable Election 2020 Series 2020A-1
3 .165 06/15/41 604,847
500,000 San Ysidro School District, San Diego County, California,
General Obligation Bonds, 2020 Election Measure T, Series
2025C - BAM Insured
5 .000 08/01/47 536,382
1,000,000 San Ysidro School District, San Diego County, California,
General Obligation Bonds, 2020 Election Measure U, Series
2025C - BAM Insured
5 .000 08/01/47 1,072,765
1,500,000 San Ysidro School District, San Diego County, California,
General Obligation Bonds, 2020 Election Measure U, Series
2025C - BAM Insured
5 .000 08/01/48 1,603,914
1,000,000 Stockton Unified School District, San Joaquin County,
California, General Obligation Bonds, 2022 Election, Series
2025A - BAM Insured
5 .000 08/01/49 1,067,961
1,150,000 University of California, General Revenue Bonds, Series
2025CD
5 .000 05/15/40 1,314,827
725,000 University of California, General Revenue Bonds, Series
2025CD
5 .250 05/15/40 886,904
1,185,000 University of California, General Revenue Bonds, Series
2025CD
5 .500 05/15/40 1,406,632
TOTAL CALIFORNIA 149,482,742
COLORADO - 11.8%
2,630,000 64th Avenue ARI Authority, Adams County, Colorado, Special
Revenue Bonds, Series 2020
6 .500 12/01/43 2,655,315
1,420,000 (c) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5 .500 12/01/44 1,440,593
1,000,000 (c) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5 .750 12/01/54 1,000,739
6,250,000 Aurora Highlands Community Authority Board, Adams
County, Colorado, Special Tax Revenue Bonds, Refunding &
Improvement Series 2021A
5 .750 12/01/51 6,018,840
1,000,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
5 .000 12/01/48 987,072
1,500,000 Belford North Metropolitan District, Douglas County, Colorado,
General Obligation Limited Tax Bonds, Series 2020A
5 .500 12/01/50 1,356,533
1,000,000 Bennett Ranch Metropolitan District 1, Adams County,
Colorado, General Obligation Limited Tax Bonds, Convertible
to Unlimited Tax Series 2021A
5 .000 12/01/51 837,759
1,000,000 Broadway Station Metropolitan District 2, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5 .125 12/01/48 812,195

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,500,000 (c) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5 .000% 12/01/37 $ 1,500,528
5,000,000 (c) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5 .000 12/01/47 4,948,280
1,010,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2025A
5 .250 12/01/50 1,071,023
1,390,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2025A
5 .250 12/01/54 1,470,418
400,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds World Compass Academy Project,
Series 2017
5 .375 10/01/37 368,916
100,000 (c) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, New Summit Charter Academy Project,
Series 2021A
4 .000 07/01/41 84,770
100,000 (c) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, New Summit Charter Academy Project,
Series 2021A
4 .000 07/01/51 73,778
7,650,000 (c) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Senior Lien Series
2025A-1
6 .875 02/01/59 8,021,876
2,500,000 (c) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Taxable Senior Lien
Series 2025A-2
10 .000 02/01/45 2,558,997
500,000 (c),(e) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Cappella of Grand Junction Project, Series 2019
5 .000 12/01/54 352,500
585,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2025A
5 .125 12/01/45 595,096
1,180,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2025A
5 .125 12/01/50 1,176,601
950,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2025A
5 .125 12/01/55 938,234
500,000 (c),(e) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sunny Vista Living Center Project, Refunding & Improvement
Series 2015A
5 .750 12/01/35 387,956
250,000 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018
5 .875 12/01/46 250,097
500,000 Copper Ridge Metropolitan District, Colorado Springs,
Colorado, Tax Increment and Sales Tax Supported Revenue
Bonds, Series 2019
5 .000 12/01/39 501,450
500,000 Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas
County, Colorado, Limited Tax General Obligation Bonds,
Refunding Subordinate Series 2024B
6 .125 12/15/54 486,744
2,632,492 Dawson Trails Metropolitan District 1, Colorado, In The
Town of Castle Rock, Limited Tax General Obligation Capital
Appreciation Turbo Bonds, Series 2024
0 .000 12/01/31 1,690,379
3,250,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/29 3,292,574
996,000 Denver International Business Center Metropolitan District 1,
Denver, Colorado, General Obligation Bonds, Subordinate
Limited Tax Series 2019B
6 .000 12/01/48 998,674
4,900,000 (c) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6 .750 12/01/34 4,952,378
970,000 (c) Flying Horse Metropolitan District 3, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Refunding Series 2019
6 .000 12/01/49 971,707
873,000 Foothills Metropolitan District, Fort Collins, Colorado, Special
Revenue Bonds, Series 2014
5 .750 12/01/30 873,003
1,610,000 Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2022A
5 .250 12/01/32 1,633,054
4,445,000 Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2022A
5 .750 12/01/52 4,465,909

Portfolio of Investments December 31, 2025
(continued)
Strategic Municipal Opportunities

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 2,000,000 (c) Future Legends Sports Park Metropolitan District 2, Colorado,
Limited Tax General Obligation Bonds, Series 2020A
1 .375% 06/01/50 $ 1,000,200
370,000 Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 1,
Series 2024A-2
6 .500 12/01/43 379,692
970,000 (c) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5 .500 12/01/44 980,354
1,000,000 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-1
5 .000 12/01/49 969,933
1,365,000 (c) Hogback Metropolitan District, Jefferson County, Colorado,
Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2021A
5 .000 12/01/51 1,277,550
500,000 Independence Water & Sanitation District, Elbert County,
Colorado, Special Revenue Bonds, Refunding and
Improvement Series 2024
5 .125 12/01/33 518,289
500,000 Jefferson Center Metropolitan District 1, Arvada, Jefferson
County, Colorado, Special Revenue Bonds, Subordinate Series
2020B
5 .750 12/15/50 500,777
615,000 Jones District Community Authority Board, Centennial,
Colorado, Special Revenue Convertible Capital Appreciaiton
Bonds, Series 2020A
5 .750 12/01/50 603,572
1,615,000 (c) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
6 .125 12/01/44 1,618,074
1,350,000 (c) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
6 .625 12/01/56 1,344,294
1,220,000 Lanterns Metropolitan District 3, Douglas County, Colorado,
General Obligation Bonds, Limited Tax Convertible Capital
Appreciation Series 2023A-2
8 .000 12/01/53 1,020,176
660,000 Lanterns Metropolitan District 3, Douglas County, Colorado,
General Obligation Bonds, Limited Tax Series 2023A-1
7 .250 12/01/53 685,046
3,000,000 (c) Ledge Rock Center Commercial Metropolitan District (In the
Town of Johnstown, Weld County, Colorado), Limited Tax
General Obligation Bonds, Series 2022
7 .375 11/01/52 3,151,829
500,000 Mayberry Community Authority, Colorado Springs, El Paso
County, Colorado, Special Revenue Bonds, Series 2021A
5 .000 12/01/41 481,969
500,000 Mayberry Community Authority, Colorado Springs, El Paso
County, Colorado, Special Revenue Bonds, Series 2021A
5 .000 04/15/51 445,930
500,000 Mountain Sky Metropolitan District, Fort Lupton, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A
5 .000 12/01/49 477,088
2,000,000 North Range Metropolitan District 3, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3
5 .000 12/01/40 2,019,514
1,000,000 Northfield Metropolitan District 2, Fort Collins, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A
5 .000 12/01/50 888,867
500,000 (e) Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019
4 .000 12/01/29 462,310
10,025,000 (e) Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019
5 .000 12/01/39 9,232,415
290,000 (c) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A
5 .000 12/01/51 246,883
1,550,000 Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series
2022A-1
7 .500 12/01/52 1,570,358
1,055,000 Pinon Pines Metropolitan District No. 3, El Paso County,
Colorado, General Obligation Limited Tax Convertible Capital
Appreciation Bonds, Series 2025
5 .875 12/01/54 957,891
7,895,000 Pioneer Community Authority Board (Weld County, Colorado),
Special Revenue Bonds, Series 2022
6 .500 12/01/34 7,723,697
500,000 (c) Prairie Center Metopolitan District No. 3, In the City of
Brighton, Adams County, Colorado, Limited Property Tax
Supported Primary Improvements Revenue Bonds, Refunding
Series 2017A
4 .125 12/15/27 501,142

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 2,000,000 (c) Prairie Center Metopolitan District No. 3, In the City of
Brighton, Adams County, Colorado, Limited Property Tax
Supported Primary Improvements Revenue Bonds, Refunding
Series 2017A
5 .000% 12/15/41 $ 2,001,690
500,000 Prairie Center Metropolitan District No. 3, Brighton, Colorado,
Special Revenue Bonds, Park and Recreation Improvements
Series 2018
5 .125 12/15/42 494,477
1,451,000 Prairie Farm Metropolitan District, In the City of Commerce
City, Adams County, Colorado, Limited Tax Convertible to
Unlimited Tax, General Obligation Bonds, Series 2018A
5 .250 12/01/48 1,440,240
1,000,000 Rampart Range Metropolitan District 1, Lone Tree, Colorado,
Limited Tax Supported and Special Revenue Bonds, Refunding
& Improvement Series 2017
5 .000 12/01/42 1,010,678
2,000,000 Rampart Range Metropolitan District 5, Lone Tree, Douglas
County, Colorado, Limited Tax Supported and Special Revenue
Bonds, Series 2021
4 .000 12/01/41 1,784,494
1,250,000 (c) Reagan Ranch Metropolitan District 1, Colorado Springs,
Colorado, General Obligation Bonds, Limited Tax & Special
Revenue, Series 2025
6 .125 12/01/54 1,243,062
1,000,000 Redtail Ridge Metropolitan District, City of Louisville, Boulder
County, Colorado, General Obligation Limited Tax Capital
Appreciation Turbo Bonds, Series 2025
0 .000 12/01/32 628,961
1,215,000 (c) Ridge at Johnstown Metropolitan District 8, Larimer County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Series 2024
5 .875 12/01/44 1,163,964
1,016,000 Silver Leaf Metropolitan District, Jefferson County, Colorado,
General Obligation Limited Tax Bonds, Series 2021A-3
5 .250 12/01/50 918,289
2,725,000 Silverstone Metropolitan District 3, Weld County, Colorado,
General Obligation and Special Revenue Bonds, Limited Tax
Series 2023
7 .750 12/01/45 2,780,765
1,220,000 SouthGlenn Metropolitan District, Colorado, Special Revenue
Bonds, Refunding Series 2016
5 .000 12/01/30 1,221,040
500,000 (c),(f) St. Vrain Lakes Metropolitan District 4, Weld County, Colorado,
General Obligation Bonds, Firestone Convertible Capital
Appreciation Limited Tax Series 2024A
0 .000 09/20/54 353,750
610,000 (c) STC Metropolitan District 2, Superior, Boulder County,
Colorado, Limited Tax General Obligation and Special Revenue
Bonds, Refunding Second Lien Series 2025A-2
6 .250 12/01/55 614,052
1,650,000 Sterling Ranch Metropolitan District 1, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2020
5 .000 12/01/40 1,654,508
924,000 Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Convertible
to Unlimited Tax Refunding Subordinate Series 2019 - AGM
Insured
3 .250 12/15/50 791,633
500,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5 .125 12/01/34 500,185
3,820,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5 .375 12/01/39 3,821,082
1,600,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Convertible Capital
Appreciation Series 2020A-2
6 .000 12/01/50 1,382,164
2,000,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-1
5 .375 12/01/50 1,895,474
1,500,000 Verve Metropolitan District 1, Jefferson County and the City
and County of Broomfield, Colorado, General Obligation
Bonds, Refunding and Improvement Limited Tax Series 2021
5 .000 12/01/51 1,285,602
2,600,000 (c) West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2024A-2
8 .000 12/01/54 1,698,990
770,000 (c) West Globeville Metropolitan District 1, Denver, Colorado,
Special Assessment Revenue Bonds, Special Improvement
District 1, Series 2024
5 .750 12/01/44 765,891
2,000,000 (c) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4 .125 12/01/51 1,513,237

Portfolio of Investments December 31, 2025
(continued)
Strategic Municipal Opportunities

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 500,000 Windsor Highlands Metropolitan District 9, Windsor, Larimer
County, Colorado, Limited Tax Supported Revenue Bonds,
Series 2019
5 .000% 12/01/39 $ 498,137
1,856,000 Woodmen Heights Metropolitan District 2, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Refunding
Subordinate Series 2020B-2
7 .500 12/15/40 1,868,118
TOTAL COLORADO 131,162,321
CONNECTICUT - 0.4%
100,000 (c) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Healthcare Facility Expansion Church Home of
Hartford Inc. Project, Series 2016A
5 .000 09/01/46 95,711
1,330,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A
4 .000 07/01/34 1,352,690
1,250,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A
4 .000 07/01/36 1,264,295
1,255,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2016B-1
2 .950 11/15/31 1,235,654
TOTAL CONNECTICUT 3,948,350
DELAWARE - 0.6%
500,000 (c) Bridgeville, Delaware, Special Obligation Bonds, Heritage
Shores Special Development District, Series 2024
5 .625 07/01/53 505,731
3,740,000 (d) Delaware Economic Development Authority, Exempt Facility
Revenue Bonds, NRG Energy Project, Refunding Series 2020A,
(Mandatory Put 10/01/35)
4 .000 10/01/45 3,750,827
1,500,000 Delaware Health Facilities Authroity, Revenue Bonds, Beebe
Medical Center Project, Series 2018
5 .000 06/01/43 1,488,703
515,000 (g) Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024B, (UB)
4 .750 07/01/54 512,075
35,000 Kent County, Delaware, Student Housing & Dining Facility
Revenue Bonds, Collegiate Housing Foundation - Dover LLC
Delaware State University Project, Series 2018A
5 .000 07/01/48 33,255
TOTAL DELAWARE 6,290,591
DISTRICT OF COLUMBIA - 0.0%
375,000 District of Columbia Revenue Bonds, Rocketship Education DC
Public Charter School Inc., Obligated Group -Issue 3, Series
2024A
5 .750 06/01/54 364,709
TOTAL DISTRICT OF COLUMBIA 364,709
FLORIDA - 6.4%
240,000 (c) Cape Coral Health Facilities Authority, Florida, Senior Housing
Revenue Bonds, Gulf Care Inc. Project, Series 2015
5 .750 07/01/30 184,510
3,225,000 (c) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5 .000 12/15/40 3,147,977
255,000 (c) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, South Tech Schools Project, Series 2020A
5 .000 06/15/55 230,284
900,000 (c) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Imagine School at North Manatee, Series 2021A
5 .000 06/01/56 754,365
1,000,000 (c) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Pineapple Cove Classical Academy, Series 2019A
5 .250 07/01/49 902,587
100,000 (c) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, The Florida Charter Educational Foundation, Inc.
Projects, Series 2018A
5 .375 06/15/48 92,181
50,000 (c) Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2018
6 .100 08/15/38 51,209
90,000 (c) Capital Trust Agency, Florida, Revenue Bonds, Renaissance
Charter School Project, Series 2017A
4 .375 06/15/27 89,819
500,000 (c) Capital Trust Agency, Florida, Revenue Bonds, Renaissance
Charter School Project, Series 2019A
5 .000 06/15/39 489,185
100,000 (c) Capital Trust Agency, Florida, Revenue Bonds, Viera Charter
School Project, Series 2017A
5 .000 10/15/47 93,771
100,000 (c) Capital Trust Agency, Florida, Revenue Bonds, Viera Charter
School Project, Series 2019A
5 .000 10/15/39 100,072
1,115,000 (c) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
5 .750 08/15/54 1,037,823

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 800,000 (c) Charlotte County Industrial Development Authority, Florida,
Utility System Revenue Bonds, Town & Country Utilities Project,
Series 2025, (AMT)
6 .125% 10/01/55 $ 830,384
500,000 Eden Hills Community Development District, Lake Alfred,
Florida, Special Assessment Revenue Bonds, Phase 1 Series
2020
4 .125 05/01/51 432,197
290,000 Edgewater West Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area One Series 2024
5 .500 05/01/54 281,866
100,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Florida Charter Foundation Inc.
Projects, Series 2016A
4 .750 07/15/36 99,190
1,050,000 Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Mater Academy Projects, Series
2020A
5 .000 06/15/35 1,064,465
990,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School Income
Projects, Series 2023A
6 .000 06/15/33 1,085,765
1,000,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School Income
Projects, Series 2023A
6 .500 06/15/38 1,076,413
1,000,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School Income
Projects, Series 2023A
6 .625 06/15/43 1,067,135
100,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2020C
5 .000 09/15/40 96,565
3,000,000 (c),(d) Florida Development Finance Corporation, Florida, Solid
Waste Disposal Revenue Bonds, Waste Pro USA, Inc. Project,
Series 2023, (AMT), (Mandatory Put 7/01/26)
6 .125 07/01/32 3,013,103
4,720,000 (c) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12 .000 07/15/32 1,093,779
1,700,000 (g) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT),
(UB)
5 .000 07/01/44 1,670,600
2,235,000 (g) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (UB)
5 .250 07/01/53 2,200,862
20,395,000 (c),(d) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025B, (AMT), (Mandatory Put 6/15/26)
10 .000 07/01/57 14,276,500
450,000 (c) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024A-1
5 .250 06/01/54 428,264
3,500,000 Greater Orlando Aviation Authority, Florida, Special Purpose
Airport Facilities Revenue Bonds, JetBlue Airways Corporation,
Series 2013, (AMT)
5 .000 11/15/36 3,500,378
1,350,000 Greater Orlando Aviation Authority, Florida, Special Purpose
Airport Facilities Revenue Bonds, United Airlines, Inc. Project,
Series 2025, (AMT)
5 .250 11/01/34 1,448,070
850,000 Greater Orlando Aviation Authority, Florida, Special Purpose
Airport Facilities Revenue Bonds, United Airlines, Inc. Project,
Series 2025, (AMT)
5 .500 11/01/36 921,858
495,000 (c) Hidden Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3,
Series 2019A-1
5 .250 11/01/39 510,925
470,000 Hobe-Saint Lucie Conservancy District, Florida, Special
Assessment Revenue Bonds, Improvement Unit 1A, Series
2024
4 .750 05/01/31 488,889
1,555,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Southeast Project, Series 2025
5 .000 05/01/35 1,623,250

Portfolio of Investments December 31, 2025
(continued)
Strategic Municipal Opportunities

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,145,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Southeast Project, Series 2025
5 .500% 05/01/40 $ 1,214,338
555,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Southeast Project, Series 2025
5 .800 05/01/45 576,883
390,000 Langley South Community Development District, Florida,
Special Assessment Revenue Bonds, Mascotte Assessment
Area One Series 2024
5 .125 05/01/44 390,808
1,475,000 Langley South Community Development District, Florida,
Special Assessment Revenue Bonds, Mascotte Assessment
Area One Series 2024
5 .400 05/01/55 1,453,504
995,000 Magic Place Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Series
2019
4 .500 05/01/51 874,292
625,000 Miami Beach Redevelopment Agency, Florida, Tax Increment
Revenue Bonds, City Center/Historic Convention Village,
Refunding Series 2025
5 .000 02/01/42 667,752
1,325,000 Miami Beach Redevelopment Agency, Florida, Tax Increment
Revenue Bonds, City Center/Historic Convention Village,
Refunding Series 2025
5 .000 02/01/43 1,396,598
580,000 Miami Beach Redevelopment Agency, Florida, Tax Increment
Revenue Bonds, City Center/Historic Convention Village,
Refunding Series 2025
5 .000 02/01/44 607,744
100,000 (c) Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism
Charter School Project, Series 2017
5 .875 07/01/37 100,803
1,635,000 Miami, Florida, Limited Ad Valorem Tax Bonds, Forever
Infrastructure Programs Series 2024A
5 .500 01/01/49 1,758,784
1,070,000 (g) Miami-Dade County, Florida, Seaport Revenue Bonds,
Refunding Series 2022A, (AMT), (UB)
5 .250 10/01/52 1,086,658
1,355,000 Miami-Dade County, Florida, Special Obligation Bonds,
Subordinate Series 2009 - BAM Insured
0 .000 10/01/37 890,718
3,000,000 Miami-Dade County, Florida, Water and Sewer System
Revenue Bonds, Refunding Series 2017B
4 .000 10/01/37 3,032,273
105,000 (c) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
4 .750 05/01/31 106,638
255,000 (c) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
5 .625 05/01/44 258,006
220,000 (c) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 5,
Series 2024
5 .750 05/01/44 226,343
715,000 Orlando, Florida, Contract Tourist Development Tax Payments
Revenue Bonds, Camping World Stadium, Series 2025
5 .250 11/01/41 785,064
880,000 Orlando, Florida, Contract Tourist Development Tax Payments
Revenue Bonds, Camping World Stadium, Series 2025
5 .250 11/01/42 955,206
900,000 Orlando, Florida, Contract Tourist Development Tax Payments
Revenue Bonds, Camping World Stadium, Series 2025
5 .250 11/01/43 966,768
710,000 Orlando, Florida, Contract Tourist Development Tax Payments
Revenue Bonds, Camping World Stadium, Series 2025
5 .250 11/01/44 756,179
1,100,000 Orlando, Florida, Contract Tourist Development Tax Payments
Revenue Bonds, Camping World Stadium, Series 2025
5 .250 11/01/45 1,162,804
1,250,000 Sarasota County Public Hospital District, Florida, Hospital
Revenue Bonds, Sarasota Memorial Hospital Project, Series
2018
5 .000 07/01/41 1,279,426
1,560,000 Seminole County Industrial Development Authority, Florida,
Retirement Facility Revenue Bonds, Legacy Pointe At UCF
Project, Series 2019A
5 .500 11/15/49 1,444,803
1,145,000 South Broward Hospital District, Florida, Hospital Revenue
Bonds, South Broward Hospital District Obligated Group,
Refunding Series 2016A
4 .000 05/01/44 1,047,743
1,225,000 Southeast Overtown/Park West Community Redevelopment
Agency, Florida, Tax Increment Revenue Bonds, Series 2025A
5 .000 03/01/38 1,348,207
670,000 Southeast Overtown/Park West Community Redevelopment
Agency, Florida, Tax Increment Revenue Bonds, Series 2025A
5 .000 03/01/39 734,895

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 570,000 Southeast Overtown/Park West Community Redevelopment
Agency, Florida, Tax Increment Revenue Bonds, Series 2025A
5 .250% 03/01/41 $ 625,467
345,000 (c) Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, South Assessment Area Series
2021B
4 .625 05/01/36 345,015
265,000 Two Lakes Community Development District, Hialeah, Florida,
Special Assessment Bonds, Series 2024
5 .000 05/01/44 270,667
250,000 (c) V-Dana Community Development District, Lee County, Florida,
Special Assessment Bonds, Area 2 - 2025 Project, Series 2025
5 .375 05/01/45 252,286
935,000 (c) Village Community Development District 15, Florida, Special
Assessment Revenue Bonds, Series 2024
4 .800 05/01/55 899,358
TOTAL FLORIDA 71,900,271
GEORGIA - 1.1%
2,080,000 Atlanta Development Authority, Georgia, Economic
Development Certificates, Gulch Enterprise Zone Project,
Convertible Capital Appreciation Series 2024A-1 Class A
6 .500 12/15/48 1,869,174
1,100,000 (c) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-2
5 .500 04/01/39 1,134,396
1,500,000 (e) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
6 .750 01/01/35 855,000
500,000 (e) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
7 .000 01/01/40 285,000
750,000 (c) Fulton County Residential Care Facilities for the Elderly
Authority, Georgia, Revenue Bonds, Canterbury Court Project,
Series 2019A
5 .000 04/01/47 715,870
1,000,000 Gainesville and Hall County Hospital Authority, Georgia,
Revenue Anticipation Certificates, Northeast Georgia Health
Services Inc., Series 2021A - BAM Insured
3 .000 02/15/51 732,188
1,000,000 Griffin-Spalding County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System Inc., Series
2017A
4 .000 04/01/42 963,497
2,750,000 (c),(d) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4 .000 08/01/52 2,747,636
1,915,000 (c) Savannah-Georgia Convention Center Authority, Convention
Center Hotel Second Tier Revenue Bonds, Series 2025B
6 .000 06/01/50 1,901,123
1,000,000 (c) Savannah-Georgia Convention Center Authority, Convention
Center Hotel Second Tier Revenue Bonds, Series 2025B
6 .250 06/01/61 1,002,270
TOTAL GEORGIA 12,206,154
HAWAII - 0.0%
500,000 (c) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University Project, Refunding
Series 2024
5 .000 07/01/39 494,670
TOTAL HAWAII 494,670
IDAHO - 0.4%
1,485,000 (c) Idaho Falls Auditorium District, Idaho, Certifications of
Participation,  Annual Appropriation Series 2021
5 .250 05/15/51 1,410,460
1,000,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2018A
5 .000 03/01/37 1,049,046
585,000 (g) Idaho Housing and Finance Association, Single Family
Mortgage Revenue Bonds, Series 2024A, (UB)
4 .650 01/01/54 584,384
1,000,000 (c) Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Assessment Area Two, Series 2025
6 .250 09/01/54 1,029,085
715,000 Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2024
6 .250 09/01/53 732,766
TOTAL IDAHO 4,805,741

Portfolio of Investments December 31, 2025
(continued)
Strategic Municipal Opportunities

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS - 4.9%
$ 500,000 Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2019
5 .250% 03/01/41 $ 504,997
1,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2016G
5 .000 01/01/52 1,000,031
2,000,000 Chicago, Illinois, General Obligation Bonds, Refunding Series
2020A
5 .000 01/01/30 2,090,420
140,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5 .000 01/01/29 147,816
240,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5 .000 01/01/30 257,292
1,635,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5 .000 01/01/31 1,779,015
350,000 Chicago, Illinois, Water Revenue Bonds, Refunding Second
Lien Series 2023B - AGM Insured
5 .000 11/01/37 380,574
5,000,000 Illinois Finance Authority Revenue Bonds, OSF Healthcare
System, Series 2018A - BAM Insured
4 .125 05/15/47 4,778,285
485,000 (c) Illinois Finance Authority, Charter School Revenue Bonds,
Intrinsic Charter Schools Belmont School Project, Series 2015A
5 .750 12/01/35 485,333
260,000 Illinois Finance Authority, Revenue Bonds, Dominican
University, Refunding Series 2022
5 .000 03/01/34 268,563
2,180,000 (c) Illinois Finance Authority, Revenue Bonds, Illinois Institute of
Technology, Series 2025A
5 .875 09/01/46 2,149,084
1,075,000 (e) Illinois Finance Authority, Revenue Bonds, Lutheran Home and
Services, Series 2019A
5 .000 11/01/49 744,437
815,000 Illinois Finance Authority, Revenue Bonds, Northshore -
Edward-Elmhurst Health Credit Group, Series 2022A
5 .000 08/15/47 824,451
1,115,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2025A
5 .000 08/15/40 1,217,385
975,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2025A
5 .000 08/15/41 1,050,226
5,000,000 Illinois Finance Authority, Revenue Bonds, The University of
Chicago, Series 2018A
5 .000 10/01/48 5,036,066
2,500,000 Illinois State, General Obligation Bonds, December Series
2023C
5 .000 12/01/47 2,548,460
3,210,000 Illinois State, General Obligation Bonds, May Series 2020 5 .750 05/01/45 3,387,795
1,500,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/42 1,609,610
1,395,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/44 1,470,638
1,070,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/45 1,118,231
1,070,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/49 1,104,231
2,975,000 Illinois State, General Obligation Bonds, September Series
2025D
5 .000 09/01/37 3,275,519
6,340,000 Illinois State, General Obligation Bonds, September Series
2025E
5 .000 09/01/44 6,571,605
2,000,000 Illinois State, General Obligation Bonds, September Series
2025E
5 .000 09/01/45 2,063,683
4,000,000 Illinois State, General Obligation Bonds, September Series
2025F
5 .250 09/01/48 4,147,030
1,800,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2022A
0 .000 06/15/39 1,050,831
2,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2022A
0 .000 06/15/40 1,098,810
1,500,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2015A - BAM Insured
0 .000 12/15/52 405,078
2,500,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 06/15/37 1,609,886
430,000 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill
Station Redevelopment Project, Senior Lien Series 2019
5 .000 01/01/39 429,984
TOTAL ILLINOIS 54,605,366

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA - 1.7%
$ 1,420,000 (c) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for
Educational Excellence Project, Refunding Series 2020A
5 .875% 06/01/55 $ 1,266,745
1,195,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Depauw University Project, Series 2019
5 .000 07/01/37 1,231,088
1,000,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Valparaiso University Project, Series 2014
5 .000 10/01/39 971,994
110,000 Indiana Finance Authority, Environmental Improvement
Revenue Bonds, United States Steel Corporation Project, Series
2012, (AMT)
5 .750 08/01/42 110,050
2,500,000 Indiana Finance Authority, Environmental Improvement
Revenue Bonds, United States Steel Corporation Project, Series
2020, (AMT)
6 .750 05/01/39 2,797,751
885,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
5 .750 03/01/43 938,436
815,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6 .000 03/01/53 850,132
4,835,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Subordinate Series
2023F-1
7 .750 03/01/67 5,334,038
4,670,000 (d) Whiting, Indiana, Environmental Facilities Revenue Bonds,
BP Products North America Inc. Project, Series 2015, (AMT),
(Mandatory Put 6/10/31)
4 .400 11/01/45 4,903,023
TOTAL INDIANA 18,403,257
IOWA - 1.1%
1,065,000 Iowa Finance Authority, Healthcare Revenue Bonds, Pella
Regional Health Center, Series 2025
5 .250 12/01/50 1,070,237
1,000,000 Iowa Finance Authority, Healthcare Revenue Bonds, Pella
Regional Health Center, Series 2025
5 .750 12/01/55 1,042,385
3,500,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Alcoa Inc. Project, Series 2012
4 .750 08/01/42 3,500,088
75,000 Iowa Finance Authority, Revenue Bonds, Lifespace
Communities, Inc., Series 2024A
5 .000 05/15/39 76,454
90,000 Iowa Finance Authority, Revenue Bonds, Lifespace
Communities, Inc., Series 2024A
5 .000 05/15/44 87,047
1,500,000 Iowa Finance Authority, Revenue Bonds, Lifespace
Communities, Inc., Series 2024A
5 .125 05/15/59 1,389,237
5,500,000 (d) PEFA Inc., Public Energy Facilities Authority, Inc., Iowa, Gas
Project Revenue Bonds, Series 2019, (Mandatory Put 9/01/26)
5 .000 09/01/49 5,549,680
TOTAL IOWA 12,715,128
KANSAS - 0.1%
395,000 (c) Garden City, Kansas, Sales Tax Special Obligation Revenue
Bonds, Sports of the World Star Bond Project Phase II, Series
2025
4 .000 06/01/29 392,432
500,000 Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2024VIII
5 .750 05/15/45 488,403
TOTAL KANSAS 880,835
KENTUCKY - 0.7%
895,000 Bell County, Kentucky, Special Assessment Industrial Building
Revenue Bonds, Boone's Ridge Project, Series 2020
6 .000 12/01/40 909,120
2,175,000 Carroll County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project, Refunding Series
2006B, (AMT)
2 .125 10/01/34 1,868,256
1,000,000 Kentucky Economic Development Finance Authority, Louisville
Arena Project Revenue Bonds, Louisville Arena Authority, Inc.,
Series 2017A - AGM Insured
5 .000 12/01/45 1,010,043
2,000,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 133, Series 2025A
5 .000 09/01/44 2,139,680
910,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 133, Series 2025A
5 .000 09/01/45 967,788
985,000 Newport, Kentucky, Special Obligation Revenue Bonds,
Newport Clifton Project, Series 2020B
5 .500 12/01/60 830,006
TOTAL KENTUCKY 7,724,893

Portfolio of Investments December 31, 2025
(continued)
Strategic Municipal Opportunities

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA - 0.9%
$ 205,000 (c) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Saint Martin Parish GOMESA Project, Series 2019
4 .400% 11/01/44 $ 198,699
1,150,000 (c) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2021A
5 .250 06/01/51 891,810
500,000 (c) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Young Audiences Charter School, Series 2019A
5 .000 04/01/57 417,728
550,000 (c) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lake Charles Charter Academy Foundation Project, Refunding
Series 2024A
5 .000 12/15/43 529,216
1,105,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5 .500 09/01/59 1,116,527
2,770,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5 .750 09/01/64 2,856,092
1,750,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5 .000 09/01/66 1,652,396
500,000 (c) Plaquemines Port, Louisiana, Harbor and Terminal District
Facilities Revenue Bonds NOLA Terminal LLC Project Dock and
Wharf Series 2024A
9 .000 12/01/44 430,110
500,000 (c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010
6 .350 07/01/40 546,202
725,000 (c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010A
6 .350 10/01/40 792,215
1,000,000 (d) Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017A-3,
(Mandatory Put 7/01/26)
2 .200 06/01/37 996,912
TOTAL LOUISIANA 10,427,907
MAINE - 0.3%
3,000,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
5 .000 07/01/46 2,792,475
TOTAL MAINE 2,792,475
MARYLAND - 0.4%
2,840,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/39 2,856,508
185,000 (c) Baltimore, Maryland, Special Obligation Bonds, Harbor Point
Project, Refunding Series 2022
4 .500 06/01/33 189,053
130,000 (c) Frederick County, Maryland, Tax Increment and Special Tax
Limited Obligation Bonds, Jefferson Technology Park Project,
Refunding Series 2020B
4 .625 07/01/43 127,431
500,000 (e) Maryland Economic Development Corporation, Revenue
Bonds, Chesapeake Bay Hyatt Conference Center, Series
2006A
5 .000 12/01/31 335,000
1,000,000 (e) Maryland Economic Development Corporation, Revenue
Bonds, Chesapeake Bay Hyatt Conference Center, Series
2006B
5 .250 12/01/31 670,000
TOTAL MARYLAND 4,177,992
MASSACHUSETTS - 1.4%
425,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Green Bonds, Series 2015D
5 .000 07/01/44 418,646
1,225,000 Massachusetts Development Finance Agency, Revenue Bonds,
Smith College, Series 2025
4 .000 07/01/45 1,190,240
11,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Health Care Obligated Group Issue, Series
2025N-2
5 .000 07/01/35 12,466,392
605,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan Series 2025G
5 .000 12/01/45 651,871
950,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan Series 2025G
5 .000 12/01/50 997,287
TOTAL MASSACHUSETTS 15,724,436

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN - 3.8%
$ 3,604,389 (e) Detroit City & General Retirement System Service Corporation,
Michigan, Certificates of Participation, Taxable Series 2005A -
FGIC Insured
3 .000% 06/15/26 $ 3,897,246
970,000 Detroit Regional Convention Authority, Michigan, Special Tax
Revenue Bonds, Refunding Series 2024C
5 .000 10/01/37 1,071,165
4,971,590 (d) Detroit, Wayne County, Michigan, General Obligation Bonds,
Financial Recovery Series 2014B-1
4 .000 04/01/44 3,898,135
645,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Second Lien Series 2025C
5 .500 07/01/50 697,027
1,615,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Second Lien Series 2025C
5 .500 07/01/55 1,734,425
5,000,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Senior Lien Series 2018A
5 .000 07/01/48 5,099,237
1,100,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Second Lien Series 2025D
5 .500 07/01/50 1,188,728
1,090,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Second Lien Series 2025D
5 .500 07/01/55 1,170,602
1,385,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Senior Lien Series 2025C
5 .250 07/01/50 1,487,091
10,000,000 Michigan Finance Authority, Hospital Revenue Bonds, Henry
Ford Health System, Refunding Series 2016
5 .000 11/15/41 10,089,750
835,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5 .000 07/01/41 916,001
860,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5 .000 07/01/42 933,664
1,340,000 Michigan Hospital Finance Authority, Hospital Revenue Bonds,
Corewell Health, Series 2025A
5 .000 08/15/43 1,434,957
1,640,000 Michigan Hospital Finance Authority, Hospital Revenue Bonds,
Corewell Health, Series 2025A
5 .000 08/15/45 1,728,919
2,235,000 (g) Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2023A, (UB)
5 .100 10/01/53 2,276,408
1,750,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
I-75 Improvement Project, Series 2018, (AMT)
5 .000 12/31/43 1,755,527
1,395,000 Southfield Public Schools, County Of Oakland, State Of
Michigan, General Obligation Bonds, School Building and Site
Series 2025
5 .250 05/01/55 1,469,909
1,355,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2023B -
AGM Insured, (AMT)
5 .250 12/01/37 1,509,472
TOTAL MICHIGAN 42,358,263
MINNESOTA - 1.0%
1,400,000 Coon Rapids, Minnesota Charter School Lease Revenue Bonds
Athlos Leadership Academy Brooklyn Park, Refunding Series
2025
6 .500 06/15/65 1,406,130
1,000,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
4 .250 02/15/48 927,740
50,000 (c) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Twin Cities International Schools Project, Series 2017A
5 .000 12/01/47 44,232
3,000,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Yinghua Academy Project, Series 2013A
6 .125 07/01/48 3,001,038
1,135,000 Moorhead, Minnesota, Educational Facilities Revenue Bonds,
The Concordia College Corporation Project, Series 2016
5 .000 12/01/40 1,135,167
30,000 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Stride Academy Project, Series 2016A
5 .000 04/01/46 24,325
3,745,000 (c) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community School of
Excellence, Series 2023
5 .500 03/01/53 3,698,729
840,000 (c) Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Math and Science Academy Building Company, Refunding
Series 2025A
5 .500 06/01/63 779,161

Portfolio of Investments December 31, 2025
(continued)
Strategic Municipal Opportunities

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 665,000 (c) Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Math and Science Academy, Refunding Series 2025
5 .500% 06/01/55 $ 624,426
TOTAL MINNESOTA 11,640,948
MISSISSIPPI - 0.4%
670,000 (c),(e) Mississippi Business Finance Corporation, Gulf Opportunity
Zone Revenue Bonds, King Edward Mixed-Use Project, Taxable
Refunding Series 2019A, (Mandatory Put 6/15/25)
6 .000 10/15/49 636,500
1,310,000 (g) Warren County, Mississippi, Certificates of Participation, Lease
Purchase Jail Project Series 2023 - BAM Insured, (UB)
6 .000 09/01/48 1,429,171
1,720,000 (g) Warren County, Mississippi, Certificates of Participation, Lease
Purchase Jail Project Series 2023 - BAM Insured, (UB)
6 .000 09/01/53 1,865,053
TOTAL MISSISSIPPI 3,930,724
MISSOURI - 0.5%
710,000 Blue Springs, Missouri, Special Obligation Tax Increment
Bonds, Adams Farm Project, Special Districts Refunding &
Improvement Series 2015A
5 .250 06/01/39 710,149
550,000 (c) Kansas City Industrial Development Authority, Missouri,
Economic Activity Tax Revenue Bonds, Historic Northeast
Redevelopment Plan Series 2024A-1
5 .000 06/01/54 519,651
1,000,000 (c) Missouri Development Finance Board, Tax Increment and
Special District Revenue Bonds, Lakeport Village Project, Series
2025A
6 .500 06/15/45 991,153
500,000 (c) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Truman Medical Center, Inc., Pass-
Through Certificate Series 2017
4 .250 12/01/42 458,425
2,625,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Expansion & Improvement
Projects Series 2020 - AGM Insured
5 .000 10/01/45 2,688,615
TOTAL MISSOURI 5,367,993
NEBRASKA - 0.8%
3,750,000 (d) Central Plains Energy Project, Nebraska, Gas Project Revenue
Bonds, Project 5, Series 2022-1, (Mandatory Put 10/01/29)
5 .000 05/01/53 3,913,670
5,335,000 (g) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2024C, (UB)
4 .700 09/01/49 5,403,251
TOTAL NEBRASKA 9,316,921
NEVADA - 0.2%
1,832,349 (c),(e) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2020
6 .750 02/15/38 18
134,348 (c),(e) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Series 2017, (AMT)
5 .875 12/15/27 2
128,857 (c),(e) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Series 2017, (AMT)
6 .250 12/15/37 1
914,878 (c),(e) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
Holdings LLC, Green Series 2019, (AMT)
5 .750 02/15/38 9
2,050,000 (d) Director of Nevada State Department of Business and Industry,
Revenue Bonds, Brightline West Passenger Rail Project, Senior
Subordinated Secured Series 2025B, (AMT), (Mandatory Put
11/02/26)
12 .000 01/01/65 1,517,000
225,000 (c) Director of the State of Nevada Department of Business and
Industry, Charter School Lease Revenue Bonds, Somerset
Academy, Series 2018A
5 .000 12/15/38 225,015
TOTAL NEVADA 1,742,045

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW HAMPSHIRE - 1.5%
$ 1,000,000 (c) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2018B
4 .625% 11/01/42 $ 867,524
1,000,000 (c) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2018C, (AMT)
4 .875 11/01/42 894,016
865,000 (c),(d) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2020A, (Mandatory Put 7/02/40)
3 .625 07/01/43 708,693
6,668,000 (c) National Finance Authority, New Hampshire, Special
Revenue Bonds, Bridgeland Water & Utility Districts
418,489,492,493,157 & 159, Series 2025
5 .875 12/15/33 6,637,955
490,000 (c) National Finance Authority, New Hampshire, Special Revenue
Bonds, Mill Creek Project, Montgomery County, Texas Series
2025
5 .950 12/01/31 490,063
1,500,000 (c) National Finance Authority, New Hampshire, Special Revenue
Bonds, Tamarron Project, Fort Bend County, Texas, Series 2024
5 .250 12/01/35 1,497,581
2,405,000 (c) National Finance Authority, New Hampshire, Special Revenue
Bonds, The Chambers Creek Project, Montgomery County,
Texas Municipal Utility Districts, Capital Appreciation Series
2025
0 .000 12/15/32 1,520,669
455,000 (c) National Finance Authority, New Hampshire, Special Revenue
Bonds, Wildflower Project, Denton County, Texas, Capital
Appreciation Series 2025
0 .000 12/15/33 281,353
4,000,000 (c) New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Covenant Health Group Series 2023
4 .000 07/01/37 3,501,521
TOTAL NEW HAMPSHIRE 16,399,375
NEW JERSEY - 0.8%
1,185,000 (c) New Jersey Economic Development Authority, Energy Facilities
Revenue Bonds, UMM Energy Partners, LLC Project, Series
2012A
7 .000 06/15/30 1,185,529
750,000 (c) New Jersey Economic Development Authority, New Jersey,
Dock and Wharf Facility Revenue Bonds, Repauno Port & Rail
Terminal Project, Series 2025, (AMT)
6 .375 01/01/35 776,589
750,000 New Jersey Economic Development Authority, Revenue Bonds,
Motor Vehicle Surcharge, Refunding Subordinate Series 2017A
3 .375 07/01/30 739,929
3,720,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2025AA
5 .000 06/15/50 3,833,083
2,095,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2025AA
5 .250 06/15/50 2,207,358
610,000 Passaic County Improvement Authority, New Jersey, Charter
School Revenue Bonds, Paterson Charter School for Science
and Technology, Inc. Project, Series 2025
4 .500 07/01/40 615,520
TOTAL NEW JERSEY 9,358,008
NEW MEXICO - 0.1%
990,000 (c) Winrock Town Center Tax Increment Development District
1, Albuquerque, New Mexico, Gross Receipts Tax Increment
Bonds, Subordinate Lien Series 2020
8 .000 05/01/40 990,413
TOTAL NEW MEXICO 990,413
NEW YORK - 5.8%
1,000,000 Babylon Local Development Corporation II, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2023A
5 .750 02/01/33 1,053,075
6,300,000 Battery Park City Authority, New York, Revenue Bonds, Senior
Sustainability Green Series 2025
5 .000 11/01/50 6,621,616
290,000 Build New York City Resource Corporation, New York, Revenue
Bonds, New World Preparatory Charter School Project, Series
2021A
4 .000 06/15/31 282,988
1,060,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Albert Einstein College of Medicine, Inc, Series 2023
7 .250 06/01/55 1,101,868
3,445,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5 .250 06/01/40 3,362,833

Portfolio of Investments December 31, 2025
(continued)
Strategic Municipal Opportunities

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 970,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5 .000% 06/01/40 $ 922,005
3,490,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5 .000 06/01/55 2,837,833
1,145,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Medical Center, Series 2024
5 .250 11/01/42 1,216,357
930,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Medical Center, Series 2024
5 .250 11/01/43 978,560
175,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Medical Center, Series 2024
5 .500 11/01/47 182,546
550,000 Dormitory Authority of the State of New York, Revenue Bonds,
White Plains Hospital, Series 2024
5 .250 10/01/49 557,528
1,095,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series
2016B
5 .000 07/01/35 1,101,102
750,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016C
5 .625 01/01/55 678,646
115,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Refunding Series 2020B
4 .760 02/01/27 115,036
2,000,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2021A
4 .450 02/01/41 1,741,637
1,000,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2021A
4 .600 02/01/51 773,836
7,170,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020A-1
5 .000 11/15/48 7,271,188
400,000 Monroe County Industrial Development Corporation, New
York, Revenue Bonds, Saint Ann's Community Project, Series
2019
5 .000 01/01/50 350,232
1,000,000 (g) New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024A-1, (UB)
4 .650 11/01/49 994,124
1,930,000 (g) New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024A-1, (UB)
4 .750 11/01/54 1,901,055
1,140,000 (g) New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024B-1-A, (UB)
4 .750 11/01/54 1,122,903
540,000 (c) New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class
F Series 2024
5 .250 12/15/31 557,180
175,000 New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street,
Taxable Class E Series 2024
4 .375 12/15/31 179,227
550,000 New York State Housing Finance Agency, State Personal
Income Tax Revenue Bonds, Economic Development and
Housing Sustainability Green Series 2024C
4 .000 12/15/39 555,310
770,000 New York State Housing Finance Agency, State Personal
Income Tax Revenue Bonds, Economic Development and
Housing Sustainability Green Series 2024C
4 .300 12/15/44 761,874
2,500,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/41 2,500,214
1,000,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .250 01/01/50 1,000,040
675,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/26 675,716

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 700,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5 .250% 08/01/31 $ 725,085
555,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5 .375 08/01/36 579,312
5,245,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5 .500 06/30/54 5,310,245
465,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023,
(AMT)
5 .500 06/30/39 496,376
190,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023,
(AMT)
5 .500 06/30/40 200,698
995,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023,
(AMT)
6 .000 06/30/54 1,028,939
3,885,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023,
(AMT)
5 .375 06/30/60 3,888,308
870,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2020C
4 .000 12/01/41 849,728
3,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
5 .000 10/01/40 3,042,778
1,900,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
6 .000 04/01/35 2,094,887
3,350,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
5 .625 04/01/40 3,516,378
1,280,000 Westchester County Local Development Corporation, New
York, Revenue Bonds, Westchester Medical Center Obligated
Group Project, Series 2023
6 .250 11/01/52 1,287,992
TOTAL NEW YORK 64,417,255
NORTH CAROLINA - 0.0%
365,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, The Forest at Duke, Inc., Series
2021
4 .000 09/01/46 311,362
230,000 North Carolina Medical Care Commission, Retirement Facility
Revenue Bonds, Penick Village Project First Mortgage Series
2024A
5 .500 09/01/54 228,230
TOTAL NORTH CAROLINA 539,592
NORTH DAKOTA - 0.1%
1,500,000 North Dakota Housing Finance Agency, Home Mortgage
Program Revenue Bonds, Social Series 2024D
4 .500 07/01/44 1,509,879
TOTAL NORTH DAKOTA 1,509,879
OHIO - 1.4%
5,255,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Capital Appreciation Series 2020B-3 Class 2
0 .000 06/01/57 389,984
990,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020B-2 Class 2
5 .000 06/01/55 802,628
2,000,000 Butler County, Ohio,  Hospital Facilities Revenue Bonds, UC
Health, Series 2016
5 .000 11/15/45 2,000,331

Portfolio of Investments December 31, 2025
(continued)
Strategic Municipal Opportunities

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 600,000 Dayton-Montgomery County Port Authority, Ohio,
Development Revenue Bonds, Dayton Regional Stem Schools
Inc. Project, Series 2024
5 .000% 12/01/44 $ 607,456
450,000 Dayton-Montgomery County Port Authority, Ohio,
Development Revenue Bonds, Dayton Regional Stem Schools
Inc. Project, Series 2024
5 .000 12/01/60 440,749
825,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC
Health, Series 2025A
5 .500 08/01/42 879,990
1,555,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC
Health, Series 2025A
5 .500 08/01/43 1,642,000
500,000 Montgomery County, Ohio, Health Care Facilities Revenue
Bonds, Solvita Project Refunding and Improvement Series 2024
5 .250 09/01/49 513,504
500,000 Montgomery County, Ohio, Health Care Facilities Revenue
Bonds, Solvita Project Refunding and Improvement Series 2024
5 .250 09/01/54 510,900
1,665,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2005C, (AMT)
3 .700 04/01/28 1,669,772
3,570,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2014C, (AMT)
3 .650 12/01/27 3,579,307
250,000 (c) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Mansfield Project, Series 2024
6 .000 01/01/45 251,097
685,000 (g) Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A, (UB)
4 .650 09/01/54 681,016
1,275,000 University of Cincinnati, Ohio, General Receipts Bonds, Series
2025A
5 .250 06/01/43 1,380,747
TOTAL OHIO 15,349,481
OKLAHOMA - 0.4%
2,300,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/52 2,300,031
1,280,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/57 1,271,022
1,110,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Series 2025, (AMT)
6 .250 12/01/35 1,271,871
TOTAL OKLAHOMA 4,842,924
OREGON - 0.1%
1,450,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5 .250 08/01/49 1,461,014
TOTAL OREGON 1,461,014
PENNSYLVANIA - 2.9%
1,000,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, University of Pittsburgh Medical
Center, Series 2019A
4 .000 07/15/37 1,003,427
870,000 (c) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, 615 Waterfront
Project, Senior Series 2021
6 .000 05/01/42 912,058
180,000 (c) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Project, Series 2018
5 .000 05/01/33 185,016
175,000 (c) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Project, Subordinate Lien, Series 2018
5 .125 05/01/32 178,786
3,000,000 (c) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Refunding Project, Series 2017
5 .000 05/01/42 3,014,928
1,900,000 (c) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Neuweiler Lofts
Project, Series 2023
6 .250 05/01/42 1,920,339
1,500,000 (c) Dauphin County General Authority, Pennsylvania, Revenue
Bonds, Harrisburg University of Science & Technology Project,
Series 2020
6 .250 10/15/53 1,085,032

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 2,000,000 Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series
2017A-2
5 .000% 02/15/39 $ 2,028,675
385,000 Lehigh County Industrial Development Authority, Pennsylvania,
Charter School Revenue Bonds Seven Generations Charter
School Series 2021A
4 .000 05/01/51 295,150
1,400,000 (c) Lehigh County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Provident Group -Lehigh Valley International
Airport Hotel Project First Tier Series 2025A-2
5 .750 01/01/65 1,360,439
1,065,000 (c) Lehigh County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Provident Group -Lehigh Valley International
Airport Hotel Project Second Tier Series 2025C
6 .750 01/01/65 1,036,926
690,000 (a),(c),(e) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2020A-1
10 .000 12/01/40 69
690,000 (a),(c),(e) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2020A-2, (AMT)
10 .000 12/01/40 69
1,435,000 (a),(e) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2021A
10 .000 12/01/31 143
350,000 (d) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, PPL Energy Supply, LLC
Project, Refunding Series 2009C, (Mandatory Put 6/01/27)
5 .250 12/01/37 352,330
2,965,000 Pennsylvania Economic Development Financing Authority,
Parking System Revenue Bonds, Capitol Region Parking
System, Junior Guaranteed Series 2013B - BAM Insured
0 .000 01/01/45 1,194,531
2,040,000 Pennsylvania Economic Development Financing Authority,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2017A
4 .000 11/15/42 1,919,207
3,000,000 (g) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2023-143A, (UB)
5 .450 04/01/51 3,127,133
380,000 (g) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A, (UB)
4 .450 10/01/44 381,712
2,085,000 (g) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A, (UB)
4 .600 10/01/49 2,043,662
2,910,000 (g) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-145A, (UB)
4 .750 10/01/49 2,882,370
2,910,000 (g) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2025-148A, (UB)
4 .800 10/01/55 2,862,538
1,500,000 Philadelphia Authority for Industrial Development,
Pennsylvania, City Service  Agreement Revenue Bonds, Series
2018
5 .000 05/01/36 1,567,479
550,000 (c) Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Mariana Bracetti Academy
Project, Series 2020A
5 .375 06/15/50 509,632
400,000 (c) Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Mariana Bracetti Academy
Project, Taxable Series 2020B
4 .875 12/15/35 400,953
500,000 (c) Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Mariana Bracetti Academy
Project, Taxable Series 2020B
5 .125 12/15/44 470,175
1,615,000 Philadelphia Hospitals and Higher Education Facilities
Authority, Pennsylvania, Hospital Revenue Bonds, Temple
University Health System Obligated Group, Series of 2017
5 .000 07/01/31 1,643,716
TOTAL PENNSYLVANIA 32,376,495
PUERTO RICO - 5.1%
5,950,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-
Backed Bonds, Series 2008A
0 .000 05/15/57 282,362
3,500,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
5 .000 07/01/37 3,615,369
1,500,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
4 .000 07/01/42 1,419,345

Portfolio of Investments December 31, 2025
(continued)
Strategic Municipal Opportunities

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 3,570,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Federally Taxable Build America Bonds, Series 2010YY
6 .125% 07/01/40 $ 2,099,961
1,375,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
4 .250 01/01/27 830,887
1,000,000 (e) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Taxable Series 2010BBB
5 .400 07/01/28 589,728
175,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5 .000 07/01/27 104,234
500,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010AAA
5 .250 07/01/25 294,755
2,650,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
5 .250 07/01/40 1,673,731
100,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
7 .000 07/01/43 56,587
2,265,000 (e) Puerto Rico Electric Power Authority, Revenue Bonds, Taxable
Series 2010EEE
6 .050 07/01/32 1,318,151
545,707 Puerto Rico Highway and Transportation Authority Highway
Revenue Bonds Series 2022
5 .250 07/01/38 545,827
2,850,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .550 07/01/40 2,851,856
15,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/51 3,771,677
3,500,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
5 .000 07/01/58 3,375,355
1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .784 07/01/58 935,233
10,450,945 Puerto Rico, GDB Debt Recovery Authority Commonwealth
Bonds, Taxable Series 2018
7 .500 08/20/40 10,175,160
8,359,679 Puerto Rico, General Obligation Bonds, Clawback Highway
Transportation Authority Claims Taxable Series 2022
0 .000 11/01/51 5,475,589
5,430,000 Puerto Rico, General Obligation Bonds, Commonwealth
Clawback CVIS Taxable Series 2022
1 .000 11/01/51 1,839,412
4,730,091 Puerto Rico, General Obligation Bonds, Commonwealth
Clawback CVIS Taxable Series 2022
1 .000 11/01/51 2,288,182
1,655,672 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0 .000 07/01/33 1,200,056
441 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/35 434
6,992,533 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/37 6,785,319
462 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/41 428
7,766,377 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims
Taxable Series 2022
0 .000 11/01/43 4,980,189
TOTAL PUERTO RICO 56,509,827
RHODE ISLAND - 0.2%
2,000,000 Rhode Island Health and Educational Building Corporation,
Public Schools Financing Program Revenue Bonds, City of
Providence, Series 2024G - BAM Insured
5 .250 05/15/41 2,194,802
TOTAL RHODE ISLAND 2,194,802
SOUTH CAROLINA - 1.0%
250,000 Lancaster County, South Carolina, Assessment Revenue Bonds,
Walnut Creek Improvement District, Series 2016A-1
5 .000 12/01/31 250,188
1,000,000 (c) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Horse Creek Academy
Project, Series 2021A
5 .000 11/15/55 866,033
2,670,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5 .500 11/01/49 2,844,225
290,000 South Carolina Jobs-Economic Development Authority,
Healthcare Revenue Bonds, Beaufort Memorial Hospital &
South of Broad Healthcare Project, Series 2024
5 .500 11/15/44 298,674

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH CAROLINA (continued)
$ 2,500,000 South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, McLeod Health Projects, Refunding &
Improvement Series 2018
5 .000% 11/01/43 $ 2,539,206
3,000,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Improvement Series 2021B
4 .000 12/01/39 3,009,655
1,250,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016A
5 .000 12/01/38 1,257,279
TOTAL SOUTH CAROLINA 11,065,260
TENNESSEE - 1.6%
2,000,000 (c) Bristol Industrial Development Board, Tennessee, State Sales
Tax Revenue Bonds, Pinnacle Project, Capital Appreciation
Series 2016B
0 .000 12/01/31 1,445,693
485,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5 .250 12/01/40 540,195
570,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5 .250 12/01/41 627,022
1,635,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5 .250 12/01/42 1,775,752
1,405,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5 .250 12/01/43 1,508,000
2,595,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5 .250 12/01/44 2,758,788
4,000,000 Knox County Health, Educational and Housing Facility Board,
Tennessee, Hospital Revenue Bonds, Covenant Health,
Refunding Series 2016A
5 .000 01/01/42 4,037,844
1,000,000 (e) Memphis/Shelby County Economic Development Growth
Engine Industrial Development Board, Tennessee, Tax
Increment Revenue Bonds, Graceland Project, Senior Series
2017A
5 .625 01/01/46 683,283
800,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Belmont University, Series 2023
5 .000 05/01/40 855,585
3,490,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Vanderbilt University, Series 2023A
5 .000 07/01/33 3,935,897
TOTAL TENNESSEE 18,168,059
TEXAS - 6.8%
1,000,000 (c) Abilene Convention Center Hotel Development Corporation,
Texas, Hotel Revenue Bonds, Second-Lien Series 2021B
5 .000 10/01/50 861,777
1,190,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Brooks Academies, Series 2021A
4 .000 06/15/31 1,131,897
1,500,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Brooks Academies, Series 2021A
5 .000 06/15/51 1,228,938
2,460,000 Austin, Texas, Certificates of Obligation, Series 2025 5 .000 09/01/41 2,744,839
3,000,000 Austin, Texas, Certificates of Obligation, Series 2025 5 .000 09/01/44 3,254,361
2,125,000 Austin, Texas, General Obligation Bonds, Refunding & Public
Improvement Series 2025
5 .000 09/01/43 2,324,994
340,000 (c) Buda, Texas, Special Assessment Revenue Bonds, Persimmon
Public improvement District Improvement Area 1 Project,
Series 2025
5 .875 09/01/45 340,312
500,000 (c) Buda, Texas, Special Assessment Revenue Bonds, Persimmon
Public improvement District Major Improvement Area Project,
Series 2025
6 .750 09/01/55 494,036
3,305,000 Chambers County Justice Center Public Facilities Corporation,
Texas, Lease Revenue Bonds, Series 2024
5 .500 06/01/49 3,514,832
5,270,000 Chambers County Justice Center Public Facilities Corporation,
Texas, Lease Revenue Bonds, Series 2024
5 .500 06/01/55 5,572,737

Portfolio of Investments December 31, 2025
(continued)
Strategic Municipal Opportunities

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 108,000 (c) City of Midlothian, Texas, Westside Preserve Public
Improvement District Improvement Area #1 Project Special
Assessment Revenue Bonds Series 2022
4 .375% 09/15/27 $ 107,920
275,000 (c) Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Valor Education Foundation, Series
2024A
6 .000 06/15/54 255,543
400,000 (c) Denton County, Texas, Special Assessment Revenue
Bonds, Green Meadows Public Improvement District Major
Improvement Area Project, Series 2025
6 .125 12/31/55 412,913
265,000 (c) Denton County, Texas, Special Assessment Revenue Bonds,
Green Meadows Public Improvement District, Improvement
Area 1 Project, Series 2025
5 .375 12/31/45 273,937
1,280,000 Fort Bend County Industrial Development Corporation, Texas,
Revenue Bonds, NRG Energy Inc. Project, Series 2012B
4 .750 11/01/42 1,280,144
680,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2023, (AMT)
6 .000 08/01/43 738,862
2,500,000 Greater Texas Cultural Educational Facilities Finance
Corporation, Texas, Revenue Bonds, Biomedical Research
Institute Series 2024A
5 .250 06/01/49 2,360,591
4,800,000 Greater Texas Cultural Educational Facilities Finance
Corporation, Texas, Revenue Bonds, Biomedical Research
Institute Series 2024A
5 .250 06/01/54 4,392,772
5,975,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .250 07/15/33 6,414,234
1,120,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .500 07/15/36 1,224,539
1,200,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .500 07/15/38 1,297,207
1,000,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding Series 2014
5 .000 09/01/32 1,001,464
5,615,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds, Refunding Series 2021 - AGM Insured,
(AMT)
4 .000 11/01/38 5,629,167
1,500,000 Matagorda County Navigation District 1, Texas, Pollution
Control Revenue Bonds, AEP Texas Central Company Project,
Remarketing, Series 2008-1
4 .000 06/01/30 1,500,616
500,000 (c) Mesquite, Texas, Special Assessment Bonds, Iron Horse Public
Improvement District Project, Series 2019
5 .750 09/15/39 520,478
500,000 (c) Mesquite, Texas, Special Assessment Bonds, Iron Horse Public
Improvement District Project, Series 2019
6 .000 09/15/49 507,957
500,000 (c) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra
Public Improvement District Improvement Area A-1 Projects,
Series 2023
5 .500 09/01/43 515,485
935,000 (c) Mission Economic Development Corporation, Texas, Revenue
Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)
4 .625 10/01/31 935,218
375,000 (c) Mission Economic Development Corporation, Texas, Utility
Revenue Bonds, Permian Basin Water Resources Project, Series
2025A, (AMT)
6 .750 08/15/45 386,538
1,025,000 (c) Mission Economic Development Corporation, Texas, Utility
Revenue Bonds, Permian Basin Water Resources Project, Series
2025A, (AMT)
7 .000 08/15/60 1,058,404
35,000 (e) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021A-1
7 .500 11/15/37 35,000
230,000 (e) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021A-2
7 .500 11/15/36 230,000

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,081,962 (e) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021B, (cash 2.000%, PIK
2.000%)
0 .380% 11/15/61 $ 465,265
25,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Legacy Midtown
Park Project, Series 2018A
5 .500 07/01/54 20,818
1,145,000 (e) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5 .000 07/01/47 1,075,922
4,085,000 Pflugerville, Travis and Williamson Counties, Texas, Certificates
of Obligation, Combination Tax and Revenue Limited Series
2023
5 .250 08/01/55 4,315,041
500,000 (c) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
5 .250 09/15/35 522,556
230,000 (c) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
7 .125 09/15/55 236,961
8,905,000 (c) Port Beaumont Industrial Development Authority, Texas, Facility
Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2021B
4 .100 01/01/28 8,111,551
100,000 (c) Princeton, Texas, Special Assessment Revenue Bonds,
Whitewing Trails Public Improvement District 2 Phase 1 Project,
Series 2019
4 .750 09/01/49 94,755
100,000 (c) Princeton, Texas, Special Assessment Revenue Bonds,
Whitewing Trails Public Improvement District 2 Phase 2-6 Major
Improvement Project, Series 2019
5 .500 09/01/39 102,121
190,000 (c) Princeton, Texas, Special Assessment Revenue Bonds,
Winchester Crossing Public Improvement District 3 Project,
Series 2024
5 .125 09/01/44 186,382
6,825,000 Seguin, Texas, Combination Tax and Limited Pledge Revenue
Certificate of Obligation, Series 2025
5 .500 09/01/49 7,419,752
800,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 06/30/40 786,409
TOTAL TEXAS 75,885,245
UTAH - 2.0%
240,000 (c) Black Desert Public Infrastructure District, Washington County,
Utah, Special Assessment Bonds, Black Desert Assessment
Area 1, Series 2024
5 .625 12/01/53 242,029
1,000,000 Black Ridge Infrastructure Financing District, Hurricane City,
Utah, Special Assessment Bonds, Black Ridge Assessment
Area, Series 2025
5 .500 12/01/40 1,007,815
1,000,000 Black Ridge Infrastructure Financing District, Hurricane City,
Utah, Special Assessment Bonds, Black Ridge Assessment
Area, Series 2025
6 .000 12/01/45 1,003,342
3,500,000 Black Ridge Infrastructure Financing District, Hurricane City,
Utah, Special Assessment Bonds, Black Ridge Assessment
Area, Series 2025
6 .250 12/01/54 3,520,159
245,000 (c),(e) Box Elder County, Utah, Solid Waste Disposal Revenue Bonds,
Promontory Point Res, LLC, Senior Series 2017A, (AMT)
8 .000 12/01/39 236,174
500,000 (c) Mida Cormont Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Series 2025A-2
6 .750 06/01/55 425,786
6,400,000 (c) Nordic Village Public Infrastructure District 1, Weber County,
Utah, Limited Tax General Obligation and Special Revenue
Bonds, Series 2025
6 .500 03/01/55 6,596,218
1,000,000 (c) Ridges Estates Infrastructure Financing District, Utah, Special
Assessment Bonds, Alpine Hollow Assessment Area, Series
2025
6 .250 12/01/53 1,032,047

Portfolio of Investments December 31, 2025
(continued)
Strategic Municipal Opportunities

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTAH (continued)
$ 1,735,000 (c) Tech Ridge Public Infrastructure District, St. George,
Washington County, Utah, Special Assessment and Tax
Increment Bonds, Tech Ridge Assessment Area, Series 2025
6 .250% 12/01/54 $ 1,796,616
935,000 (c) Utah Charter School Finance Authority, Charter School
Revenue Bonds, Paradigm High School Project, Series 2020A
5 .125 07/15/51 780,178
1,305,000 (g) Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024C, (UB)
4 .650 01/01/49 1,284,307
2,115,000 (c) Verk Industrial Regional Public Infrastructure District, Utah, Tax
Differential Revenue Bonds, Series 2025
6 .625 09/01/47 2,230,534
500,000 (c) Wakara Ridge Public Infrastructure District, Utah, Special
Assessment Bonds, Wakara Ridge Assessment Area, Series
2025
5 .625 12/01/54 510,571
2,540,000 (c) Wohali Public Infrastructure District 1, Utah, Special Assessment
Revenue Bonds, Assessment Area 1 Series 2023
7 .000 12/01/42 2,093,608
TOTAL UTAH 22,759,384
VIRGIN ISLANDS - 0.9%
1,470,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/39 1,528,010
2,780,000 (h) Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchmanas Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
5 .750 02/01/45 2,737,736
2,600,000 (h) Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchmanas Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
6 .000 12/01/55 2,558,350
1,250,000 (c) Virgin Islands Public Finance Authority, Revenue Bonds,
Frenchman's Reef Hotel Development Hotel Occupancy Series
2024A
6 .000 04/01/53 1,235,122
450,000 Virgin Islands Transportation & Infrastructure Corporation,
Virgin Islands, Grant Anticipation Revenue Bonds, Federal
Highway Grant Anticipation Revenue Loan Note, Series 2025
5 .000 09/01/42 488,377
485,000 Virgin Islands Transportation & Infrastructure Corporation,
Virgin Islands, Grant Anticipation Revenue Bonds, Federal
Highway Grant Anticipation Revenue Loan Note, Series 2025
5 .000 09/01/43 521,710
1,000,000 (c) West Indian Company Limited, Virgin Islands, Port Facilities
Revenue Bonds WICO Financing Series 2022A
6 .125 10/01/42 970,883
TOTAL VIRGIN ISLANDS 10,040,188
VIRGINIA - 0.5%
1,890,000 (c) Cherry Hill Community Development Authority, Virginia,
Special Assesment Bonds, Potomac Shores Project, Series 2015
5 .400 03/01/45 1,891,254
100,000 (c) Virginia Small Business Finance Authority, Tourism
Development Financing Program Revenue Bonds, Downtown
Norfolk and Virginia Beach Oceanfront Hotel Projects, Series
2018A
8 .375 04/01/41 100,631
1,785,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4 .000 01/01/40 1,731,457
1,450,000 (c) Virginia Small Business Financing Authority, Tourism
Development Financing Program Revenue Bonds, Virginia
Beach Oceanfront South Hotel Project, Taxable Senior Series
2020B-1
12 .000 10/01/50 1,578,170
TOTAL VIRGINIA 5,301,512
WASHINGTON - 1.6%
1,625,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2017C, (AMT)
5 .000 05/01/30 1,666,479
840,000 (d) Washington Economic Development Finance Authority, Port
Revenue Bonds, Husky Terminal Improvement Project, Series
2025, (AMT), (Mandatory Put 12/01/30)
5 .875 12/01/45 844,141
695,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2025A
5 .000 09/01/45 725,576
3,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2025A
5 .250 09/01/50 3,128,811
1,770,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Series 2014D
5 .000 10/01/41 1,771,528

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WASHINGTON (continued)
$ 3,000,000 (d) Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Refunding Series 2021B,
(Mandatory Put 10/01/30)
4 .000% 10/01/42 $ 3,096,656
6,953,140 Washington State Housing Finance Commission, Social
Municipal Certificates Multifamily Revenue Bonds, Series 2023-
1 Class A
3 .375 04/20/37 6,584,101
TOTAL WASHINGTON 17,817,292
WEST VIRGINIA - 0.4%
800,000 .Ohio County Commission, West Virginia, Tax Increment
Revenue Bonds, The Highlands Project, Refunding &
Improvement Series 2024
5 .250 06/01/53 794,583
100,000 (c) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Refunding & Improvement
Series 2017A
5 .500 06/01/37 101,365
100,000 (c) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Subordinate Improvement
Series 2023A
7 .000 06/01/43 105,065
470,000 Ohio County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, Fort Henry Economic Opportunity
Development District-the Highlands Project, Refunding &
Improvement Series 2025A
5 .250 06/01/45 500,381
915,000 (c),(e) West Virginia Economic Development Authority, Dock and
Wharf Facilities Revenue Bonds, Empire Trimodal Terminal, LLC
Project, Series 2020
7 .625 12/01/40 457,500
250,000 (c),(d) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 3/27/35)
5 .450 01/01/55 266,299
850,000 (c),(d) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 5/15/32)
4 .625 04/15/55 861,089
1,000,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Charleston Area Medical Center, Refunding &
Improvement Series 2019A
5 .000 09/01/31 1,051,291
TOTAL WEST VIRGINIA 4,137,573
WISCONSIN - 4.7%
2,500,000 (c),(e) Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI
RNG Hub North LLC Renewable Natural Gas Production Plant
Project, Series 2021A
5 .500 12/01/32 1,933,155
105,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School Bonds, North Carolina,
Series 2019A
5 .000 06/15/49 87,052
60,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School, North Carolina, Series
2017A
4 .250 06/15/29 58,704
330,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Eno River Academy Project, Series 2020A
4 .000 06/15/30 327,795
150,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Founders Academy of Las Vegas, Series 2020A
5 .000 07/01/40 146,344
100,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Freedom Classical Academy Inc., Series 2020A
5 .000 01/01/42 93,689
230,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Freedom Classical Academy Inc., Series 2020A
5 .000 01/01/56 191,346
410,000 Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North East Carolina Preparatory School Project,
Refunding Series 2024A
5 .000 06/15/44 409,203
250,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Research Triangle High School Project, North Carolina,
Series 2015A
5 .625 07/01/45 249,991
100,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Uwharrie Charter Academy, North Carolina, Series
2017A
5 .500 06/15/37 101,270

Portfolio of Investments December 31, 2025
(continued)
Strategic Municipal Opportunities

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 3,018 (c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000% 01/01/47 $ 18
2,638 (c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/48 16
2,596 (c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/49 16
2,512 (c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/50 15
2,469 (c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/51 15
3,208 (c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/52 19
3,166 (c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/53 19
3,060 (c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/54 19
2,997 (c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/55 18
2,934 (c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/56 18
3,250 (c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/57 20
3,166 (c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/58 19
3,082 (c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/59 19
3,018 (c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/60 18
2,976 (c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/61 18
2,891 (c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/62 18
2,828 (c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/63 17
2,765 (c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/64 17
2,723 (c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/65 16
2,934 (c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/66 18
35,337 (c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/67 213

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 1,880,000 (c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2025
6 .150% 01/01/55 $ 1,881,574
2,735,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Bonnie Cone Classical Academy, Series 2024
5 .500 06/15/49 2,157,951
175,000 Public Finance Authority of Wisconsin, Education Revenue
Bonds, Shining Rock Classical Academy, Series 2022A
6 .125 06/15/57 154,692
750,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, The Capitol Encore Academy, Series 2019A
5 .250 06/01/39 721,267
1,000,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, The Capitol Encore Academy, Series 2021A
5 .000 06/01/56 814,892
545,000 Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, Cornerstone Charter Academy Series 2024
5 .000 02/01/54 521,482
1,000,000 (c) Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, LEAD Academy Project, Series 2021
5 .000 08/01/56 691,308
1,000,000 Public Finance Authority of Wisconsin, Exempt Facilities
Revenue Bonds, National Gypsum Company Project, Refunding
Series 2016, (AMT)
4 .000 08/01/35 974,950
375,000 Public Finance Authority of Wisconsin, Health Care Facilities
Revenue Bonds, Appalachian Regional Healthcare System
Obligated Group, Series 2021A
5 .000 07/01/41 376,446
2,000,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds,
Grand Hyatt San Antonio Hotel Acquisition Project, Senior Lien
Series 2022A
5 .000 02/01/52 1,977,681
1,665,000 (c) Public Finance Authority of Wisconsin, Hotel Revenue
Bonds, Grand Hyatt San Antonio Hotel Acquisition Project,
Subordinate Lien Series 2022B
5 .625 02/01/46 1,703,155
2,000,000 (c) Public Finance Authority of Wisconsin, Hotel Revenue
Bonds, Grand Hyatt San Antonio Hotel Acquisition Project,
Subordinate Lien Series 2022B
6 .000 02/01/62 2,052,351
2,000,000 (c) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
6 .750 12/01/42 1,600,000
3,000,000 (c) Public Finance Authority of Wisconsin, Multifamily Housing
Revenue Bonds, Promenade Apartments Project, Series 2024
6 .250 02/01/39 3,056,887
3,750,000 (d) Public Finance Authority of Wisconsin, Pollution Control
Revenue Bonds, Duke Energy Progress Project, Refunding
Series 2022B, (Mandatory Put 10/01/30)
4 .000 10/01/46 3,847,551
105,000 (c),(e) Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Gulf Coast Zoo, Series 2018A
6 .500 09/01/48 63,000
500,000 (c),(e) Public Finance Authority of Wisconsin, Revenue Bonds, Procure
Proton Therapy Center, Senior Series 2018A
6 .950 07/01/38 350,000
1,275,000 (c) Public Finance Authority of Wisconsin, Revenue Bonds,
Revolution Academy, Refunding Series 2023A
6 .250 10/01/58 1,293,441
1,250,000 Public Finance Authority of Wisconsin, Revenue Bonds, Sky
Harbour LLC Obligated Group Aviation Facilities Project, Series
2021, (AMT)
4 .000 07/01/41 1,142,578
1,750,000 Public Finance Authority of Wisconsin, Revenue Bonds, Sky
Harbour LLC Obligated Group Aviation Facilities Project, Series
2021, (AMT)
4 .250 07/01/54 1,442,084
1,085,000 Public Finance Authority of Wisconsin, Revenue Bonds, Triad
Educational Services, Inc. Math & Science Academy, Series
2025
5 .500 06/15/55 1,085,196
950,000 Public Finance Authority of Wisconsin, Revenue Bonds, Triad
Educational Services, Inc. Math & Science Academy, Series
2025
5 .250 06/15/65 897,770
635,000 Public Finance Authority of Wisconsin, Revenue Bonds, Triad
Educational Services, Inc. Math & Science Academy, Series
2025
5 .400 06/15/65 615,178
180,000 (c),(e) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6 .250 01/01/38 81,000
865,000 (c),(e) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6 .375 01/01/48 389,250

Portfolio of Investments December 31, 2025
(continued)
Strategic Municipal Opportunities

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 980,000 (c),(e) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018B-2
0 .000% 01/01/49 $ 490
125,000 (a),(e) Public Finance Authority of Wisconsin, Wisconsin Revenue
Note, KDC Agribusiness LLC Project, Series 2022B
15 .000 12/31/26 12
2,000,000 (c) Public Finance Authority, Wisconsin, Educational Revenue
Bonds, Lake Norman Charter School, Series 2018A
5 .000 06/15/48 1,932,396
1,000,000 Public Finance Authority, Wisconsin, Educational Revenue
Bonds, Lake Norman Charter School, Series 2024A
5 .000 06/15/64 946,744
1,100,000 (c) Public Finance Authority, Wisconsin, Educational Revenue
Bonds, Wilson Preparatory Academy, Series 2019A
5 .000 06/15/49 972,574
600,000 (c) Public Finance Authority, Wisconsin, Revenue Bonds, Two Step
Project, Series 2024
0 .000 12/15/34 352,712
1,070,000 (c) Public Finance Authority, Wisconsin, Tax Increment Revenue
Senior Bonds, World Center Project Series 2024A
5 .000 06/01/41 1,087,932
500,000 (c) Public Finance Authority, Wisconsin, Tax Increment Revenue
Subordinate Bonds, World Center Project Series 2024B
8 .000 06/15/42 507,141
5,590,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5 .750 06/30/60 5,772,887
4,155,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5 .750 12/31/65 4,281,564
200,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Dickson Hollow Phase 2 Project,
Series 2024
5 .450 10/01/39 211,400
2,500,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Froedtert Health, Inc. Obligated
Group, Series 2017A
4 .000 04/01/39 2,497,417
TOTAL WISCONSIN 52,054,068
TOTAL MUNICIPAL BONDS
(Cost $1,118,268,371) 1,095,893,831
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
40019 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% 40019
CAPITAL GOODS - 0.0%
193,014 (a),(e) KDC Agribusiness Fairless Hills LLC 12 .000 09/17/26 19
TOTAL CAPITAL GOODS 19
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
40,000 (a),(c) Buckingham Senior Living Community Inc 12 .000 03/31/26 40,000
TOTAL HEALTH CARE EQUIPMENT & SERVICES 40,000
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $233,014) 40,019
SHARES DESCRIPTION VALUE
421 WARRANTS - 0.0% 421
TRANSPORTATION - 0.0%
42,090 (a),(b) BL TRAIN HOLDINGS WEST LLC 421
TOTAL TRANSPORTATION 421
TOTAL WARRANTS
(Cost $0) 421
TOTAL LONG-TERM INVESTMENTS
(Cost $1,123,074,287) 1,100,980,851
FLOATING RATE OBLIGATIONS - (2.4)% (27,140,000)
OTHER ASSETS & LIABILITIES, NET -  3.7% 41,932,546
NET ASSETS - 100% $ 1,115,773,397
AMT Alternative Minimum Tax
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(a) For fair value measurement disclosure purposes, investment classified as Level 3.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $264,676,639 or 24.0% of Total Investments.
(d) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(e) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(g) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(h) When-issued or delayed delivery security.
Strategic Municipal Opportunities
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ – $ – $ – * $ –
Corporate Bonds – 5,046,580 – 5,046,580
Municipal Bonds – 1,095,893,538 293 1,095,893,831
Variable Rate Senior Loan Interests – – 40,019 40,019
Warrants – – 421 421
Total $ – $ 1,100,940,118 $ 40,733 $ 1,100,980,851
* Value equals zero as of the end of the reporting period.